UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.

(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Andrew D. Ketter

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

1-866-442-2473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Baird Ultra Short Bond Fund
Investor Class Shares | BUBSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BUBSX	$41	0.40%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Investor Class Shares of the Baird Ultra Short Bond Fund (BUBSX) posted a net total return of 5.47% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 5.31%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - subsector and security selection decisions within industrials (spread across many subsectors), overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), and overweight BBB credit

•	Overweight non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 6-month maturities and overweight 1- to 2-year maturities as the 6-month to 2-year yield curve steepened
Baird Ultra Short Bond Fund	PAGE 1	TSR-AR-057071714

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BUBSX	5.47	2.61	2.00
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Short-Term U.S. Government/Corporate Index	5.31	2.50	1.92
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$7,774,579,259
Number of Holdings	365
Net Advisory Fee Paid	$6,675,599
Portfolio Turnover Rate	90%
Average Credit Quality	A+
Average Effective Duration	0.51 years
Average Effective Maturity	0.53 years
SEC 30-Day Yield	4.25%
SEC 30-Day Unsubsidized Yield	4.10%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	48.0%
U.S. Treasury Bills	21.0%
Asset-Backed Securities	14.8%
Non-Agency CMBS	5.1%
Money Market Funds	4.7%
U.S. Treasury Securities	3.2%
Commercial Paper	2.1%
Municipal Bonds	0.6%
Non-Agency RMBS	0.5%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
AAA	47.0%
AA	1.5%
A	17.4%
BBB	33.9%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Baird Ultra Short Bond Fund	PAGE 2	TSR-AR-057071714

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 3	TSR-AR-057071714

Baird Ultra Short Bond Fund
Institutional Class Shares | BUBIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Ultra Short Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BUBIX	$15	0.15%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Institutional Class Shares of the Baird Ultra Short Bond Fund (BUBIX) posted a net total return of 5.65% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Short-Term U.S. Government/Corporate Index, had a total return of 5.31%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - subsector and security selection decisions within industrials (spread across many subsectors), overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), and overweight BBB credit

•	Overweight non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 6-month maturities and overweight 1- to 2-year maturities as the 6-month to 2-year yield curve steepened
Baird Ultra Short Bond Fund	PAGE 1	TSR-AR-057071722

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BUBIX	5.65	2.81	2.22
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Short-Term U.S. Government/Corporate Index	5.31	2.50	1.92
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$7,774,579,259
Number of Holdings	365
Net Advisory Fee Paid	$6,675,599
Portfolio Turnover Rate	90%
Average Credit Quality	A+
Average Effective Duration	0.51 years
Average Effective Maturity	0.53 years
SEC 30-Day Yield	4.51%
SEC 30-Day Unsubsidized Yield	4.36%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	48.0%
U.S. Treasury Bills	21.0%
Asset-Backed Securities	14.8%
Non-Agency CMBS	5.1%
Money Market Funds	4.7%
U.S. Treasury Securities	3.2%
Commercial Paper	2.1%
Municipal Bonds	0.6%
Non-Agency RMBS	0.5%
Other Government Related Securities	0.0%

Credit Rating Breakdown*
AAA	47.0%
AA	1.5%
A	17.4%
BBB	33.9%
Not Rated	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Baird Ultra Short Bond Fund	PAGE 2	TSR-AR-057071722

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Ultra Short Bond Fund	PAGE 3	TSR-AR-057071722

Baird Short-Term Bond Fund
Investor Class Shares | BSBSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSBSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Investor Class Shares of the Baird Short-Term Bond Fund (BSBSX) posted a net total return of 4.73% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 4.36%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened
Baird Short-Term Bond Fund	PAGE 1	TSR-AR-057071730

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BSBSX	4.73	1.84	1.87
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Index	4.36	1.58	1.63
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,304,520,553
Number of Holdings	484
Net Advisory Fee Paid	$25,820,871
Portfolio Turnover Rate	96%
Average Credit Quality	A+
Average Effective Duration	1.84 years
Average Effective Maturity	1.98 years
SEC 30-Day Yield	4.12%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	50.5%
U.S. Treasury Securities	32.8%
Asset-Backed Securities	5.0%
Non-Agency CMBS	3.7%
Non-Agency RMBS	3.5%
Money Market Funds	3.0%
Municipal Bonds	1.2%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
AAA	46.7%
AA	5.9%
A	16.1%
BBB	30.6%
Below BBB	0.6%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Baird Short-Term Bond Fund	PAGE 2	TSR-AR-057071730

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 3	TSR-AR-057071730

Baird Short-Term Bond Fund
Institutional Class Shares | BSBIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Short-Term Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSBIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The shorter-maturity U.S. Investment-grade quality bond market produced attractive total returns for 2024. These total returns were driven primarily by higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the attractive returns for the year.
The Institutional Class Shares of the Baird Short-Term Bond Fund (BSBIX) posted a net total return of 4.99% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, had a total return of 4.36%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened
Baird Short-Term Bond Fund	PAGE 1	TSR-AR-057071409

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BSBIX	4.99	2.10	2.13
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg 1-3 Year U.S. Government/Credit Index	4.36	1.58	1.63
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,304,520,553
Number of Holdings	484
Net Advisory Fee Paid	$25,820,871
Portfolio Turnover Rate	96%
Average Credit Quality	A+
Average Effective Duration	1.84 years
Average Effective Maturity	1.98 years
SEC 30-Day Yield	4.38%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	50.5%
U.S. Treasury Securities	32.8%
Asset-Backed Securities	5.0%
Non-Agency CMBS	3.7%
Non-Agency RMBS	3.5%
Money Market Funds	3.0%
Municipal Bonds	1.2%
Other Government Related Securities	0.3%

Credit Rating Breakdown*
AAA	46.7%
AA	5.9%
A	16.1%
BBB	30.6%
Below BBB	0.6%
Not Rated	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).
Baird Short-Term Bond Fund	PAGE 2	TSR-AR-057071409

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Bond Fund	PAGE 3	TSR-AR-057071409

Baird Intermediate Bond Fund
Investor Class Shares | BIMSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BIMSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Intermediate Bond Fund (BIMSX) posted a net total return of 3.21% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 3.00%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•	Overweight 2- to 5-year maturities and underweight 7- to 10-year maturities as yield curve steepened

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened
Baird Intermediate Bond Fund	PAGE 1	TSR-AR-057071706

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BIMSX	3.21	0.90	1.73
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$10,466,593,807
Number of Holdings	745
Net Advisory Fee Paid	$24,235,059
Portfolio Turnover Rate	44%
Average Credit Quality	AA-
Average Effective Duration	3.72 years
Average Effective Maturity	4.28 years
SEC 30-Day Yield	4.08%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
U.S. Treasury Securities	47.8%
Corporate Bonds	37.7%
Non-Agency RMBS	4.8%
Non-Agency CMBS	3.2%
Asset-Backed Securities	2.6%
Money Market Funds	1.7%
Municipal Bonds	1.6%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
AAA	60.0%
AA	4.2%
A	13.0%
BBB	22.7%
Below BBB	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Intermediate Bond Fund	PAGE 2	TSR-AR-057071706

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 3	TSR-AR-057071706

Baird Intermediate Bond Fund
Institutional Class Shares | BIMIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Intermediate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BIMIX	$31	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Intermediate Bond Fund (BIMIX) posted a net total return of 3.45% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index had a total return of 1.25% and the Fund’s primary benchmark, the Bloomberg Intermediate U.S. Government/Credit Index, had a total return of 3.00%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•	Overweight 2- to 5-year maturities and underweight 7- to 10-year maturities as yield curve steepened

Detractors from Performance
•	Underweight 1-year maturities which outperformed as yield curve steepened
Baird Intermediate Bond Fund	PAGE 1	TSR-AR-057071805

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BIMIX	3.45	1.15	1.98
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$10,466,593,807
Number of Holdings	745
Net Advisory Fee Paid	$24,235,059
Portfolio Turnover Rate	44%
Average Credit Quality	AA-
Average Effective Duration	3.72 years
Average Effective Maturity	4.28 years
SEC 30-Day Yield	4.33%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
U.S. Treasury Securities	47.8%
Corporate Bonds	37.7%
Non-Agency RMBS	4.8%
Non-Agency CMBS	3.2%
Asset-Backed Securities	2.6%
Money Market Funds	1.7%
Municipal Bonds	1.6%
Other Government Related Securities	0.4%
Agency CMBS	0.2%
Agency RMBS	0.0%

Credit Rating Breakdown*
AAA	60.0%
AA	4.2%
A	13.0%
BBB	22.7%
Below BBB	0.1%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Intermediate Bond Fund	PAGE 2	TSR-AR-057071805

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Intermediate Bond Fund	PAGE 3	TSR-AR-057071805

Baird Aggregate Bond Fund
Investor Class Shares | BAGSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BAGSX	$55	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Aggregate Bond Fund (BAGSX) posted a net total return of 1.63% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.25%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight agency RMBS
Baird Aggregate Bond Fund	PAGE 1	TSR-AR-057071862

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BAGSX	1.63	-0.13	1.50
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$50,850,365,936
Number of Holdings	1,880
Net Advisory Fee Paid	$117,105,615
Portfolio Turnover Rate	34%
Average Credit Quality	AA
Average Effective Duration	6.08 years
Average Effective Maturity	8.14 years
SEC 30-Day Yield	4.15%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	35.8%
U.S. Treasury Securities	28.7%
Agency RMBS	20.7%
Non-Agency RMBS	5.1%
Non-Agency CMBS	3.7%
Asset-Backed Securities	3.0%
Money Market Funds	1.4%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	62.8%
AA	3.2%
A	12.9%
BBB	20.9%
Below BBB	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Aggregate Bond Fund	PAGE 2	TSR-AR-057071862

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 3	TSR-AR-057071862

Baird Aggregate Bond Fund
Institutional Class Shares | BAGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Aggregate Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BAGIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Aggregate Bond Fund (BAGIX) posted a net total return of 1.85% in 2024. The Bloomberg U.S. Aggregate Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.25%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight agency RMBS
Baird Aggregate Bond Fund	PAGE 1	TSR-AR-057071854

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BAGIX	1.85	0.11	1.76
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$50,850,365,936
Number of Holdings	1,880
Net Advisory Fee Paid	$117,105,615
Portfolio Turnover Rate	34%
Average Credit Quality	AA
Average Effective Duration	6.08 years
Average Effective Maturity	8.14 years
SEC 30-Day Yield	4.40%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	35.8%
U.S. Treasury Securities	28.7%
Agency RMBS	20.7%
Non-Agency RMBS	5.1%
Non-Agency CMBS	3.7%
Asset-Backed Securities	3.0%
Money Market Funds	1.4%
Agency CMBS	0.9%
Municipal Bonds	0.5%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	62.8%
AA	3.2%
A	12.9%
BBB	20.9%
Below BBB	0.2%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Aggregate Bond Fund	PAGE 2	TSR-AR-057071854

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Aggregate Bond Fund	PAGE 3	TSR-AR-057071854

Baird Core Plus Bond Fund
Investor Class Shares | BCOSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BCOSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Investor Class Shares of the Baird Core Plus Bond Fund (BCOSX) posted a net total return of 2.25% in 2024. The Bloomberg U.S. Universal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 2.04%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight high yield emerging market and high yield corporate credit
•	Underweight agency RMBS
Baird Core Plus Bond Fund	PAGE 1	TSR_AR_057071888

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BCOSX	2.25	0.32	1.89
Bloomberg U.S. Universal Index	2.04	0.06	1.73
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,321,183,465
Number of Holdings	1,772
Net Advisory Fee Paid	$78,765,606
Portfolio Turnover Rate	38%
Average Credit Quality	AA-
Average Effective Duration	5.84 years
Average Effective Maturity	7.86 years
SEC 30-Day Yield	4.31%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	42.6%
U.S. Treasury Securities	24.4%
Agency RMBS	16.9%
Non-Agency RMBS	5.5%
Non-Agency CMBS	3.9%
Asset-Backed Securities	2.8%
Money Market Funds	2.1%
Municipal Bonds	0.9%
Agency CMBS	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	55.2%
AA	2.5%
A	12.7%
BBB	27.1%
Below BBB	2.2%
Not Rated	0.3%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Core Plus Bond Fund	PAGE 2	TSR_AR_057071888

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 3	TSR_AR_057071888

Baird Core Plus Bond Fund
Institutional Class Shares | BCOIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BCOIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The broader U.S bond market produced solid total returns for 2024 even though yields on U.S. Treasuries generally rose, producing negative price returns on most bonds five years and longer in maturity. These solid total returns were produced despite the negative price returns because of the higher income levels that returned to the U.S. bond market following an extended period of interest rate hikes by the Federal Reserve in 2022 and 2023 to slow the economy and bring down the rate of inflation. The tightening of spreads in the non-U.S. Treasury sectors of credit and securitized also contributed to the solid returns for the year. The Fund ended 2024 with higher income than at the start of the year given the general rise in U.S. Treasury yields in 2024.
The Institutional Class Shares of the Baird Core Plus Bond Fund (BCOIX) posted a net total return of 2.54% in 2024. The Bloomberg U.S. Universal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 2.04%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Overweight investment grade credit
•
Active positioning within investment grade credit - overweight financials as well as subsector and security selection decisions within financials (e.g., banking, insurance), subsector and security selection decisions within industrials (spread across many subsectors), overweight 5- to 10-year credit, and overweight BBB credit

•	Overweight non-agency residential mortgage-backed securities (RMBS), non-agency commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS)
•
Positive convexity tilt of overall portfolio versus the benchmark driven by agency RMBS positioning (sector underweight and favoring profiles with more duration stability due to less prepayment sensitivity)

Detractors from Performance
•	Underweight high yield emerging market and high yield corporate credit
•	Underweight agency RMBS
Baird Core Plus Bond Fund	PAGE 1	TSR_AR_057071870

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BCOIX	2.54	0.56	2.15
Bloomberg U.S. Universal Index	2.04	0.06	1.73
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$36,321,183,465
Number of Holdings	1,772
Net Advisory Fee Paid	$78,765,606
Portfolio Turnover Rate	38%
Average Credit Quality	AA-
Average Effective Duration	5.84 years
Average Effective Maturity	7.86 years
SEC 30-Day Yield	4.56%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Corporate Bonds	42.6%
U.S. Treasury Securities	24.4%
Agency RMBS	16.9%
Non-Agency RMBS	5.5%
Non-Agency CMBS	3.9%
Asset-Backed Securities	2.8%
Money Market Funds	2.1%
Municipal Bonds	0.9%
Agency CMBS	0.7%
Other Government Related Securities	0.2%

Credit Rating Breakdown*
AAA	55.2%
AA	2.5%
A	12.7%
BBB	27.1%
Below BBB	2.2%
Not Rated	0.3%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Core Plus Bond Fund	PAGE 2	TSR_AR_057071870

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Plus Bond Fund	PAGE 3	TSR_AR_057071870

Baird Short-Term Municipal Bond Fund
Investor Class Shares | BTMSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BTMSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Short-Term Municipal Fund (BTMSX) posted a net total return of 2.98% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-5 Year Short Municipal Index, had a total return of 2.07%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR)/pollution control revenue (PCR)
•	Security selection - Select high yield issues
•	Curve - Barbell posture, particularly the overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-AR-057071623

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 8/31/2015)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Investor Class Shares | BTMSX	2.98	1.23	1.62
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-5 Year Short Municipal Index	2.07	1.10	1.39
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,460,198,873
Number of Holdings	1,017
Net Advisory Fee Paid	$3,794,472
Portfolio Turnover Rate	42%
Average Credit Quality	A+
Average Effective Duration	2.25 years
Average Effective Maturity	2.51 years
SEC 30-Day Yield	3.08%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	60.1%
General Obligation	27.3%
Pre-Refunded ETM	11.8%
U.S. Treasury Securities	0.8%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	19.9%
AA	44.1%
A	16.2%
BBB	11.8%
Below BBB	1.3%
Not Rated	6.7%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Short-Term Municipal Bond Fund	PAGE 2	TSR-AR-057071623

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 3	TSR-AR-057071623

Baird Short-Term Municipal Bond Fund
Institutional Class Shares | BTMIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Short-Term Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BTMIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Short-Term Municipal Fund (BTMIX) posted a net total return of 3.23% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-5 Year Short Municipal Index, had a total return of 2.07%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR)/pollution control revenue (PCR)
•	Security selection - Select high yield issues
•	Curve - Barbell posture, particularly the overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education
Baird Short-Term Municipal Bond Fund	PAGE 1	TSR-AR-057071631

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 8/31/2015)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (08/31/2015)
Institutional Class Shares | BTMIX	3.23	1.50	1.89
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-5 Year Short Municipal Index	2.07	1.10	1.39
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,460,198,873
Number of Holdings	1,017
Net Advisory Fee Paid	$3,794,472
Portfolio Turnover Rate	42%
Average Credit Quality	A+
Average Effective Duration	2.25 years
Average Effective Maturity	2.51 years
SEC 30-Day Yield	3.33%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	60.1%
General Obligation	27.3%
Pre-Refunded ETM	11.8%
U.S. Treasury Securities	0.8%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	19.9%
AA	44.1%
A	16.2%
BBB	11.8%
Below BBB	1.3%
Not Rated	6.7%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Short-Term Municipal Bond Fund	PAGE 2	TSR-AR-057071631

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Short-Term Municipal Bond Fund	PAGE 3	TSR-AR-057071631

Baird Strategic Municipal Bond Fund
Investor Class Shares | BSNSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSNSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Strategic Municipal Fund (BSNSX) posted a net total return of 2.92% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-10 Year Municipal Blend Index, had a total return of 0.91%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably in the housing and hospital sectors
•	Security selection - Multi-family housing and select high yield issues
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Duration - Modest overweight, particularly early in the year, as rates rose
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-AR-057071524

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BSNSX	2.92	2.69	2.80
Bloomberg Municipal Index	1.05	0.99	1.13
Bloomberg 1-10 Year Municipal Blend Index	0.91	1.03	1.13
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,547,092,915
Number of Holdings	1,283
Net Advisory Fee Paid	$3,134,492
Portfolio Turnover Rate	34%
Average Credit Quality	A+
Average Effective Duration	4.16 years
Average Effective Maturity	4.44 years
SEC 30-Day Yield	3.24%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	73.1%
General Obligation	19.5%
Pre-Refunded ETM	5.8%
Money Market Funds	1.6%

Credit Rating Breakdown*
AAA	15.9%
AA	45.4%
A	20.8%
BBB	10.1%
Below BBB	1.4%
Not Rated	6.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Strategic Municipal Bond Fund	PAGE 2	TSR-AR-057071524

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 3	TSR-AR-057071524

Baird Strategic Municipal Bond Fund
Institutional Class Shares | BSNIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Strategic Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSNIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Strategic Municipal Fund (BSNIX) posted a net total return of 3.17% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-10 Year Municipal Blend Index, had a total return of 0.91%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality and non-rated issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably in the housing and hospital sectors
•	Security selection - Multi-family housing and select high yield issues
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Duration - Modest overweight, particularly early in the year, as rates rose
Baird Strategic Municipal Bond Fund	PAGE 1	TSR-AR-057071516

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019 )
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BSNIX	3.17	2.94	3.05
Bloomberg Municipal Index	1.05	0.99	1.13
Bloomberg 1-10 Year Municipal Blend Index	0.91	1.03	1.13
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,547,092,915
Number of Holdings	1,283
Net Advisory Fee Paid	$3,134,492
Portfolio Turnover Rate	34%
Average Credit Quality	A+
Average Effective Duration	4.16 years
Average Effective Maturity	4.44 years
SEC 30-Day Yield	3.49%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	73.1%
General Obligation	19.5%
Pre-Refunded ETM	5.8%
Money Market Funds	1.6%

Credit Rating Breakdown*
AAA	15.9%
AA	45.4%
A	20.8%
BBB	10.1%
Below BBB	1.4%
Not Rated	6.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Strategic Municipal Bond Fund	PAGE 2	TSR-AR-057071516

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Strategic Municipal Bond Fund	PAGE 3	TSR-AR-057071516

Baird Quality Intermediate Municipal Bond Fund
Investor Class Shares | BMBSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMBSX	$55	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Quality Intermediate Municipal Fund (BMBSX) posted a net total return of 1.37% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg Quality Intermediate Municipal Index, had a total return of 0.62%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues
•	Security selection - Particularly in federally guaranteed housing issues
•	Curve - Barbell posture, overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Credit - Overweight to higher-quality issues
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071508

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BMBSX	1.37	0.66	1.35
Bloomberg Municipal Index	1.05	0.99	2.25
Bloomberg Quality Intermediate Municipal Index	0.62	0.94	1.82
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,065,298,399
Number of Holdings	630
Net Advisory Fee Paid	$2,689,735
Portfolio Turnover Rate	20%
Average Credit Quality	AA+
Average Effective Duration	4.41 years
Average Effective Maturity	4.75 years
SEC 30-Day Yield	2.97%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Pre-Refunded ETM	46.5%
Revenue	34.1%
General Obligation	19.0%
Money Market Funds	0.4%

Credit Rating Breakdown*
AAA	65.1%
AA	34.3%
A	0.6%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071508

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 3	TSR-AR-057071508

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares | BMBIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMBIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Quality Intermediate Municipal Fund (BMBIX) posted a net total return of 1.58% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg Quality Intermediate Municipal Index, had a total return of 0.62%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Sector - Overweight to pre-refunded and housing issues
•	Security selection - Particularly in federally guaranteed housing issues
•	Curve - Barbell posture, overweight to maturities less than 1-year
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Credit - Overweight to higher-quality issues
Baird Quality Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071607

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BMBIX	1.58	0.90	1.60
Bloomberg Municipal Index	1.05	0.99	2.25
Bloomberg Quality Intermediate Municipal Index	0.62	0.94	1.82
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,065,298,399
Number of Holdings	630
Net Advisory Fee Paid	$2,689,735
Portfolio Turnover Rate	20%
Average Credit Quality	AA+
Average Effective Duration	4.41 years
Average Effective Maturity	4.75 years
SEC 30-Day Yield	3.22%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Pre-Refunded ETM	46.5%
Revenue	34.1%
General Obligation	19.0%
Money Market Funds	0.4%

Credit Rating Breakdown*
AAA	65.1%
AA	34.3%
A	0.6%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Quality Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071607

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Quality Intermediate Municipal Bond Fund	PAGE 3	TSR-AR-057071607

Baird Core Intermediate Municipal Bond Fund
Investor Class Shares | BMNSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMNSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Core Intermediate Municipal Fund (BMNSX) posted a net total return of 2.26% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-15 Year Municipal Index, had a total return of 0.88%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within the housing sector
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071649

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 8/31/2015 )
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Investor Class Shares | BMNSX	2.26	1.43	2.39
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-15 Year Municipal Index	0.88	1.08	2.08
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,946,538,788
Number of Holdings	2,734
Net Advisory Fee Paid	$8,736,098
Portfolio Turnover Rate	25%
Average Credit Quality	AA-
Average Effective Duration	4.74 years
Average Effective Maturity	5.01 years
SEC 30-Day Yield	3.26%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	65.9%
General Obligation	25.5%
Pre-Refunded ETM	7.1%
U.S. Treasury Securities	1.5%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	15.8%
AA	53.8%
A	17.4%
BBB	9.0%
Below BBB	0.6%
Not Rated	3.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071649

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 3	TSR-AR-057071649

Baird Core Intermediate Municipal Bond Fund
Institutional Class Shares | BMNIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Core Intermediate Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMNIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Core Intermediate Municipal Fund (BMNIX) posted a net total return of 2.41% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index had a total return of 1.05% and the Fund’s primary benchmark, the Bloomberg 1-15 Year Municipal Index, had a total return of 0.88%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, most notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within the housing sector
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Sector - Overweight to higher education
Baird Core Intermediate Municipal Bond Fund	PAGE 1	TSR-AR-057071656

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 8/31/2015)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (8/31/2015)
Institutional Class Shares | BMNIX	2.41	1.66	2.63
Bloomberg Municipal Index	1.05	0.99	2.30
Bloomberg 1-15 Year Municipal Index	0.88	1.08	2.08
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,946,538,788
Number of Holdings	2,734
Net Advisory Fee Paid	$8,736,098
Portfolio Turnover Rate	25%
Average Credit Quality	AA-
Average Effective Duration	4.74 years
Average Effective Maturity	5.01 years
SEC 30-Day Yield	3.52%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	65.9%
General Obligation	25.5%
Pre-Refunded ETM	7.1%
U.S. Treasury Securities	1.5%
Money Market Funds	0.0%

Credit Rating Breakdown*
AAA	15.8%
AA	53.8%
A	17.4%
BBB	9.0%
Below BBB	0.6%
Not Rated	3.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Core Intermediate Municipal Bond Fund	PAGE 2	TSR-AR-057071656

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Core Intermediate Municipal Bond Fund	PAGE 3	TSR-AR-057071656

Baird Municipal Bond Fund
Investor Class Shares | BMQSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMQSX	$56	0.55%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Investor Class Shares of the Baird Municipal Fund (BMQSX) posted a net total return of 2.69% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.05%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within housing
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Security selection - Lower-coupon issues underperformed as rates rose
Baird Municipal Bond Fund	PAGE 1	TSR-AR-057071490

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Investor Class Shares | BMQSX	2.69	2.68	2.84
Bloomberg Municipal Index	1.05	0.99	1.13
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$287,705,508
Number of Holdings	500
Net Advisory Fee Paid	$601,833
Portfolio Turnover Rate	47%
Average Credit Quality	A
Average Effective Duration	6.07 years
Average Effective Maturity	6.95 years
SEC 30-Day Yield	3.51%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	76.5%
General Obligation	20.6%
Pre-Refunded ETM	2.1%
Money Market Funds	0.8%

Credit Rating Breakdown*
AAA	9.8%
AA	50.4%
A	20.2%
BBB	11.0%
Below BBB	2.2%
Not Rated	6.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Municipal Bond Fund	PAGE 2	TSR-AR-057071490

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 3	TSR-AR-057071490

Baird Municipal Bond Fund
Institutional Class Shares | BMQIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMQIX	$30	0.30%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
The tax-exempt municipal bond market produced solid total returns for 2024 as elevated income levels more than offset the decline in bond prices as yields rose. The interest rate hikes by the Federal Reserve in 2022 and 2023, which sought to slow the economy and bring down the rate of inflation, helped produce the higher income levels that benefited investors in 2024. Also, the tightening of municipal credit spreads, as yields narrowed between lower-quality and higher-quality bonds, also contributed to the solid returns for the year.
The Institutional Class Shares of the Baird Municipal Fund (BMQIX) posted a net total return of 2.73% in 2024. The Bloomberg Municipal Index, a broad-based U.S. bond market index and the Fund’s primary benchmark, had a total return of 1.05%.
The Fund outperformed its primary benchmark in 2024. Drivers of Fund performance described below are relative to the Fund’s primary benchmark.

Contributors to Performance
•	Credit - Overweight to lower-quality issues as spreads narrowed
•	Sector - Overweight to revenue issues, notably housing and industrial development revenue (IDR) / pollution control revenue (PCR)
•	Security selection - Particularly within housing
•	Curve - Barbell posture, overweight to maturities less than 1-year and greater than 15-years
•	Pricing services – The Fund uses ICE to value its portfolio holdings, while the Fund’s primary benchmark index uses another pricing service to value its constituent holdings

Detractors from Performance
•	Security selection - Lower-coupon issues underperformed as rates rose
Baird Municipal Bond Fund	PAGE 1	TSR-AR-057071482

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 11/15/2019)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (11/15/2019)
Institutional Class Shares | BMQIX	2.73	2.93	3.09
Bloomberg Municipal Index	1.05	0.99	1.13
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$287,705,508
Number of Holdings	500
Net Advisory Fee Paid	$601,833
Portfolio Turnover Rate	47%
Average Credit Quality	A
Average Effective Duration	6.07 years
Average Effective Maturity	6.95 years
SEC 30-Day Yield	3.76%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Security Type Breakdown
Revenue	76.5%
General Obligation	20.6%
Pre-Refunded ETM	2.1%
Money Market Funds	0.8%

Credit Rating Breakdown*
AAA	9.8%
AA	50.4%
A	20.2%
BBB	11.0%
Below BBB	2.2%
Not Rated	6.4%
*	The credit rating quality profile is calculated on a market value-weighted basis and includes accrued interest as of the end of the period using the highest credit quality rating for each security held by the Fund given by a Nationally Recognized Statistical Rating Organization (NRSRO). NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest). For pre-refunded securities the reported credit quality reflects the highest reported rating from a NSRO for the underlying collateral.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Municipal Bond Fund	PAGE 2	TSR-AR-057071482

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Municipal Bond Fund	PAGE 3	TSR-AR-057071482

Baird Mid Cap Growth Fund
Investor Class Shares | BMDSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BMDSX	$105	1.06%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Investor Class Shares of the Baird Mid  Cap Growth Fund delivered a net return of -1.17%, trailing the gain of 22.10% for the Russell Midcap® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the strong benchmark return as stock selection decisions and adverse sector positioning more than offset the Fund holdings that performed well. Notable areas that restrained performance were the Fund’s mix of technology companies, weighted more towards services and software, which delivered more muted returns than the benchmark. In addition, the Fund did not hold several large-weighted benchmark companies in the technology sector that produced significant returns. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. The Fund’s overweight position in the healthcare sector reflected an expectation for broad fundamental improvement, which did not materialize during the year. The net result of these factors was a slowing of the overall growth rate of Fund holdings in an environment where the overall equity market rewarded faster growth, with little apparent concern for high valuation levels.

Contributors to Performance
•	Sectors: Energy, Telecommunications
•	Positions: Dutch Bros, Inc. - Class A, HEICO Corp., Tyler Technologies, Inc.

Detractors from Performance
•	Sectors: Technology, Consumer Discretionary, Industrials
•	Positions: Five Below Inc., Lamb Weston Holdings, Inc., ICON PLC
Baird Mid Cap Growth Fund	PAGE 1	TSR-AR-057071821

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BMDSX	-1.17	7.02	9.14
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,973,233,176
Number of Holdings	57
Net Advisory Fee Paid	$17,280,508
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Globant SA	2.5%
Broadridge Financial Solutions, Inc.	2.5%
MSCI, Inc.	2.4%
Zebra Technologies Corp. - Class A	2.4%
Insulet Corp.	2.3%
Monolithic Power Systems, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Tyler Technologies, Inc.	2.2%
Churchill Downs, Inc.	2.2%
Kinsale Capital Group, Inc.	2.2%
Sector Breakdown

Industrials
26.4%
Information Technology
25.5%
Health Care
14.3%
Consumer Discretionary
11.5%
Financials
11.2%
Consumer Staples
5.7%
Real Estate
1.9%
Energy
1.5%
Money Market Funds
2.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 2	TSR-AR-057071821

Baird Mid Cap Growth Fund
Institutional Class Shares | BMDIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BMDIX	$81	0.81%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Institutional Class Shares of the Baird Mid Cap Growth Fund delivered a net return of -0.90%, trailing the gain of 22.10% for the Russell Midcap® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the strong benchmark return as stock selection decisions and adverse sector positioning more than offset the Fund holdings that performed well. Notable areas that restrained performance were the Fund’s mix of technology companies, weighted more towards services and software, which delivered more muted returns than the benchmark. In addition, the Fund did not hold several large-weighted benchmark companies in the technology sector that produced significant returns. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. The Fund’s overweight position in the healthcare sector reflected an expectation for broad fundamental improvement, which did not materialize during the year. The net result of these factors was a slowing of the overall growth rate of Fund holdings in an environment where the overall equity market rewarded faster growth, with little apparent concern for high valuation levels.

Contributors to Performance
•	Sectors: Energy, Telecommunications
•	Positions: Dutch Bros, Inc. - Class A, HEICO Corp., Tyler Technologies, Inc.

Detractors from Performance
•	Sectors: Technology, Consumer Discretionary, Industrials
•	Positions: Five Below Inc., Lamb Weston Holdings, Inc., ICON PLC
Baird Mid Cap Growth Fund	PAGE 1	TSR-AR-057071813

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BMDIX	-0.90	7.32	9.43
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,973,233,176
Number of Holdings	57
Net Advisory Fee Paid	$17,280,508
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Globant SA	2.5%
Broadridge Financial Solutions, Inc.	2.5%
MSCI, Inc.	2.4%
Zebra Technologies Corp. - Class A	2.4%
Insulet Corp.	2.3%
Monolithic Power Systems, Inc.	2.3%
Burlington Stores, Inc.	2.3%
Tyler Technologies, Inc.	2.2%
Churchill Downs, Inc.	2.2%
Kinsale Capital Group, Inc.	2.2%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Mid Cap Growth Fund	PAGE 2	TSR-AR-057071813

Baird Small/Mid Cap Growth Fund
Investor Class Shares | BSGSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSGSX	$114	1.10%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Investor Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of 7.56%, trailing the gain of 13.90% for the Russell 2500® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the Russell 2500® Growth benchmark return as a strong finish to the year was not enough to offset a slow start. Areas of relative outperformance, including Healthcare, Financials, and Energy, were unfortunately more than offset by relative underperformance in Industrials, Consumer Discretionary, Consumer Staples, and Technology. In addition, the Fund did not hold two large-weighted benchmark companies in the Technology sector that produced significant returns in the first half of the year. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. However, relative performance improved significantly in the second half of the year due to favorable stock selection from several positions across multiple sectors such as Healthcare, Consumer Discretionary, and Technology.

Contributors to Performance
•	Sectors: Healthcare, Financials, Energy
•	Positions: Astera Labs, Inc., Tarsus Pharmaceuticals, Inc., Shockwave Medical, Inc., Dutch Bros, Inc. – Class A, Boot Barn Holdings, Inc.

Detractors from Performance
•	Sectors: Industrials, Consumer Discretionary, Consumer Staples, Technology
•	Positions: Five Below, Inc., WillScot Mobile Mini Holdings Corp., Lamb Weston Holdings, Inc., Endava PLC - ADR, CONMED Corp.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-AR-057071532

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 10/31/2018)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (10/31/2018)
Investor Class Shares | BSGSX	7.56	8.01	9.96
Russell 3000® Index	23.81	13.86	14.62
Russell 2500® Growth Index	13.90	8.08	9.77
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$188,788,366
Number of Holdings	57
Net Advisory Fee Paid	$1,189,388
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Descartes Systems Group, Inc.	2.9%
Insulet Corp.	2.8%
Tarsus Pharmaceuticals, Inc.	2.7%
First American Government Obligations Fund - Class U	2.6%
Kinsale Capital Group, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
AAON, Inc.	2.5%
Lennox International, Inc.	2.5%
Dutch Bros, Inc. - Class A	2.4%
Boot Barn Holdings, Inc.	2.3%
Sector Breakdown

Information Technology
24.8%
Health Care
21.0%
Industrials
20.7%
Consumer Discretionary
15.2%
Financials
5.5%
Consumer Staples
5.5%
Energy
3.4%
Real Estate
1.3%
Money Market Funds
2.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Small/Mid Cap Growth Fund	PAGE 2	TSR-AR-057071532

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 3	TSR-AR-057071532

Baird Small/Mid Cap Growth Fund
Institutional Class Shares | BSGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Small/Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSGIX	$88	0.85%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ending December 31, 2024, the Institutional Class Shares of the Baird Small/Mid Cap Growth Fund delivered a net return of 7.88%, trailing the gain of 13.90% for the Russell 2500® Growth Index, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
During the year a resilient economy and interest rate cuts from the Federal Reserve provided a favorable backdrop for broad positive U.S. equity market performance. However, the Fund trailed the Russell 2500® Growth benchmark return as a strong finish to the year was not enough to offset a slow start. Areas of relative outperformance, including Healthcare, Financials, and Energy, were unfortunately more than offset by relative underperformance in Industrials, Consumer Discretionary, Consumer Staples, and Technology. In addition, the Fund did not hold two large-weighted benchmark companies in the Technology sector that produced significant returns in the first half of the year. The Fund’s positions in retail holdings and companies exposed to housing activity experienced weakness as they came under pressure as long-term interest rates remained elevated during the year. However, relative performance improved significantly in the second half of the year due to favorable stock selection from several positions across multiple sectors such as Healthcare, Consumer Discretionary, and Technology.

Contributors to Performance
•	Sectors: Healthcare, Financials, Energy
•	Positions: Astera Labs, Inc., Tarsus Pharmaceuticals, Inc., Shockwave Medical, Inc., Dutch Bros, Inc. – Class A, Boot Barn Holdings, Inc.

Detractors from Performance
•	Sectors: Industrials, Consumer Discretionary, Consumer Staples, Technology
•	Positions: Five Below, Inc., WillScot Mobile Mini Holdings Corp., Lamb Weston Holdings, Inc., Endava PLC - ADR, CONMED Corp.
Baird Small/Mid Cap Growth Fund	PAGE 1	TSR-AR-057071540

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 10/31/2018)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (10/31/2018)
Institutional Class Shares | BSGIX	7.88	8.33	10.29
Russell 3000® Index	23.81	13.86	14.62
Russell 2500® Growth Index	13.90	8.08	9.77
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$188,788,366
Number of Holdings	57
Net Advisory Fee Paid	$1,189,388
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Descartes Systems Group, Inc.	2.9%
Insulet Corp.	2.8%
Tarsus Pharmaceuticals, Inc.	2.7%
First American Government Obligations Fund - Class U	2.6%
Kinsale Capital Group, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.5%
AAON, Inc.	2.5%
Lennox International, Inc.	2.5%
Dutch Bros, Inc. - Class A	2.4%
Boot Barn Holdings, Inc.	2.3%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Small/Mid Cap Growth Fund	PAGE 2	TSR-AR-057071540

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Small/Mid Cap Growth Fund	PAGE 3	TSR-AR-057071540

Baird Equity Opportunity Fund
Investor Class Shares | BSVSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | BSVSX	$168	1.50%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Equity Opportunity Fund Investor Class Shares delivered a 23.72% net return, outpacing the Russell 2000® Index, the Fund’s primary benchmark, which posted a 11.54% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
Economic data points, Federal Reserve policy, and strong corporate earnings drove overall market appreciation in 2024, which contributed to the Fund’s absolute returns. Large caps again trounced small caps in 2024, and growth stocks outperformed value by a sizable margin, driven by another strong year from tech and consumer stocks; energy and healthcare names were weaker. As an opportunity driven strategy, the Fund’s ability to invest dynamically across both growth and value, depending on relative attractiveness, benefited the Fund’s performance.
While the market environment offered opportunities and challenges, the Fund’s 2024 performance was positively influenced by three important structural features. First, stock selection and investing in idiosyncratic ideas proved to be a significant driver of the Fund’s outperformance of the Russell 2000® Index over the last 12 months. Second, the Fund’s disciplined risk-reward-based process, which seeks to drive asymmetry in the upside/downside capture of returns, allowed for optimized entry points and the avoidance of speculative behavior. Lastly, strong conviction in the Fund’s concentrated positions, coupled with patience and an appropriate time horizon, paid dividends later in the year.

Contributors to Performance
•	Sectors: Technology, Healthcare, Consumer Staples
•	Positions: Chefs’ Warehouse, Inc., Clear Secure, Inc. – Class A, Sportradar Group AG – Class A

Detractors from Performance
•	Sectors: Financials
•	Positions: ZoomInfo Technologies, Inc., Blackbaud, Inc., Clarus Corp
Baird Equity Opportunity Fund	PAGE 1	TSR_AR_057071755

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Investor Class Shares | BSVSX	23.72	8.66	6.68
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,151,689
Number of Holdings	52
Net Advisory Fee Paid	$503,271
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Sportradar Group AG - Class A	7.3%
Chefs’ Warehouse, Inc.	5.3%
BILL Holdings, Inc.	5.0%
NCR Voyix Corp.	5.0%
Fluor Corp.	4.8%
First American Government Obligations Fund - Class U	4.5%
Madison Square Garden Sports Corp.	3.8%
AvidXchange Holdings, Inc.	3.8%
Norwegian Cruise Line Holdings Ltd.	3.7%
Mister Car Wash, Inc.	3.6%
Sector Breakdown

Information Technology
21.8%
Industrials
19.3%
Consumer Discretionary
15.7%
Health Care
11.6%
Communication Services
9.4%
Financials
9.3%
Consumer Staples
5.3%
Energy
3.1%
Money Market Funds
4.5%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 2	TSR_AR_057071755

Baird Equity Opportunity Fund
Institutional Class Shares | BSVIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Equity Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | BSVIX	$140	1.25%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Equity Opportunity Fund Institutional Class Shares delivered a 24.01% net return, outpacing the Russell 2000® Index, the Fund’s primary benchmark, which posted a 11.54% total return for the same period. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
Economic data points, Federal Reserve policy, and strong corporate earnings drove overall market appreciation in 2024, which contributed to the Fund’s absolute returns. Large caps again trounced small caps in 2024, and growth stocks outperformed value by a sizable margin, driven by another strong year from tech and consumer stocks; energy and healthcare names were weaker. As an opportunity driven strategy, the Fund’s ability to invest dynamically across both growth and value, depending on relative attractiveness, benefited the Fund’s performance.
While the market environment offered opportunities and challenges, the Fund’s 2024 performance was positively influenced by three important structural features. First, stock selection and investing in idiosyncratic ideas proved to be a significant driver of the Fund’s outperformance of the Russell 2000® Index over the last 12 months. Second, the Fund’s disciplined risk-reward-based process, which seeks to drive asymmetry in the upside/downside capture of returns, allowed for optimized entry points and the avoidance of speculative behavior. Lastly, strong conviction in the Fund’s concentrated positions, coupled with patience and an appropriate time horizon, paid dividends later in the year.

Contributors to Performance
•	Sectors: Technology, Healthcare, Consumer Staples
•	Positions: Chefs’ Warehouse, Inc., Clear Secure, Inc. – Class A, Sportradar Group AG – Class A

Detractors from Performance
•	Sectors: Financials
•	Positions: ZoomInfo Technologies, Inc., Blackbaud, Inc., Clarus Corp
Baird Equity Opportunity Fund	PAGE 1	TSR_AR_057071748

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	10 Years
Institutional Class Shares | BSVIX	24.01	8.91	6.93
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Index	11.54	7.40	7.82
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,151,689
Number of Holdings	52
Net Advisory Fee Paid	$503,271
Portfolio Turnover Rate	76%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)

Top 10 Securities
Sportradar Group AG - Class A	7.3%
Chefs’ Warehouse, Inc.	5.3%
BILL Holdings, Inc.	5.0%
NCR Voyix Corp.	5.0%
Fluor Corp.	4.8%
First American Government Obligations Fund - Class U	4.5%
Madison Square Garden Sports Corp.	3.8%
AvidXchange Holdings, Inc.	3.8%
Norwegian Cruise Line Holdings Ltd.	3.7%
Mister Car Wash, Inc.	3.6%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Equity Opportunity Fund	PAGE 2	TSR_AR_057071748

Baird Chautauqua International Growth Fund
Investor Class Shares | CCWSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCWSX	$111	1.05%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua International Growth Fund Investor Class Shares returned 11.30%, compared with the MSCI ACWI ex USA Index return of 5.53%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund delivered strong positive returns and outperformed its benchmark for the year, during a period where global equity markets appreciation was influenced by key themes including artificial intelligence (AI), inflation, and interest rates. The Fund’s outperformance was driven primarily by stock selection in the second half of 2024, specifically in consumer discretionary, information technology, and, regionally, Asia and the Pacific Basin. Holdings in health care stocks (predominantly within Europe) detracted the most from the Fund’s performance during the full period. Fueled by marquee AI plays and election enthusiasm, U.S. equities substantially outperformed international equities, specifically toward the end of the year. Against this backdrop, the Fund managed to protect on the downside during the fourth quarter and outperform for the full year, mostly due to stock selection.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan) and North America (Canada)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd., Recruit Holdings Co. Ltd.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings and relative underweight in financials
•	Regions: Holdings in Europe (predominantly Denmark) and holdings in Africa and the Middle East (Israel)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Temenos AG
Baird Chautauqua International Growth Fund	PAGE 1	TSR-AR-057071565

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCWSX	11.30	8.74	8.69
MSCI ACWI ex USA Index	5.53	4.10	6.07
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,016,453,343
Number of Holdings	31
Net Advisory Fee Paid	$6,786,180
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)
Geographic Breakdown

Top 10 Securities
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Constellation Software, Inc.	4.8%
Tata Consultancy Services Ltd.	4.7%
Waste Connections, Inc.	4.7%
Adyen NV	4.7%
Prosus NV	4.1%
DBS Group Holdings Ltd.	4.1%
Fairfax Financial Holdings Ltd.	4.1%
Recruit Holdings Co. Ltd.	3.9%
HDFC Bank Ltd.	3.8%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Chautauqua International Growth Fund	PAGE 2	TSR-AR-057071565

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 3	TSR-AR-057071565

Baird Chautauqua International Growth Fund
Institutional Class Shares | CCWIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Chautauqua International Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCWIX	$85	0.80%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua International Growth Fund Institutional Class Shares returned 11.59%, compared with the MSCI ACWI ex USA Index return of 5.53%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund delivered strong positive returns and outperformed its benchmark for the year, during a period where global equity markets appreciation was influenced by key themes including artificial intelligence (AI), inflation, and interest rates. The Fund’s outperformance was driven primarily by stock selection in the second half of 2024, specifically in consumer discretionary, information technology, and, regionally, Asia and the Pacific Basin. Holdings in health care stocks (predominantly within Europe) detracted the most from the Fund’s performance during the full period. Fueled by marquee AI plays and election enthusiasm, U.S. equities substantially outperformed international equities, specifically toward the end of the year. Against this backdrop, the Fund managed to protect on the downside during the fourth quarter and outperform for the full year, mostly due to stock selection.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan) and North America (Canada)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd., Recruit Holdings Co. Ltd.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings and relative underweight in financials
•	Regions: Holdings in Europe (predominantly Denmark) and holdings in Africa and the Middle East (Israel)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Temenos AG
Baird Chautauqua International Growth Fund	PAGE 1	TSR_AR-057071557

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCWIX	11.59	9.03	8.96
MSCI ACWI ex USA Index	5.53	4.10	6.07
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,016,453,343
Number of Holdings	31
Net Advisory Fee Paid	$6,786,180
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)
Geographic Breakdown

Top 10 Securities
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Constellation Software, Inc.	4.8%
Tata Consultancy Services Ltd.	4.7%
Waste Connections, Inc.	4.7%
Adyen NV	4.7%
Prosus NV	4.1%
DBS Group Holdings Ltd.	4.1%
Fairfax Financial Holdings Ltd.	4.1%
Recruit Holdings Co. Ltd.	3.9%
HDFC Bank Ltd.	3.8%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Chautauqua International Growth Fund	PAGE 2	TSR_AR-057071557

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua International Growth Fund	PAGE 3	TSR_AR-057071557

Baird Chautauqua Global Growth Fund
Investor Class Shares | CCGSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares | CCGSX	$113	1.05%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua Global Growth Fund Investor Class Shares returned 16.07%, compared with the MSCI ACWI Index return of 17.49%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund experienced strong positive returns during the year, paralleling the appreciation of global equity markets where artificial intelligence (AI), inflation, and interest rates emerged as key themes. The Fund’s performance was primarily driven by stock selection in the information technology and consumer discretionary sectors during the first and second quarters. However, given its underweight to U.S. holdings, the Fund’s relative performance lagged in the second half of the year as overall U.S. market performance surged, fueled by marquee AI plays and election enthusiasm. For the full year, the Fund underperformed its benchmark as its holdings and relative overweighting in health care stocks (predominantly within Europe), holdings in financials, and relative underweight in the U.S. detracted. Strong stock selection in consumer discretionary, industrials and, regionally, Asia and the Pacific Basin contributed to positive Fund performance for the year.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Nvidia Corp.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings in financials
•	Regions: Holdings and relative overweight in Europe (predominantly Denmark)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Regeneron Pharmaceuticals, Inc.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-AR-057071573

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Investor Class Shares | CCGSX	16.07	10.76	11.33
MSCI ACWI Index	17.49	10.06	10.76
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$367,837,575
Number of Holdings	42
Net Advisory Fee Paid	$2,481,367
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)
Geographic Breakdown

Top 10 Securities
Mastercard, Inc. - Class A	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Constellation Software, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.6%
TJX Cos., Inc.	3.6%
NVIDIA Corp.	3.3%
Adyen NV	3.2%
Tata Consultancy Services Ltd.	3.0%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-AR-057071573

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 3	TSR-AR-057071573

Baird Chautauqua Global Growth Fund
Institutional Class Shares | CCGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Baird Chautauqua Global Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at  www.bairdassetmanagement.com/funddocuments.   You can also request this information by contacting us at  1-866-442-2473.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares | CCGIX	$87	0.80%
WHAT IMPACTED FUND PERFORMANCE IN 2024?
For the 12-month period ended December 31, 2024, the Baird Chautauqua Global Growth Fund Institutional Class Shares returned 16.32%, compared with the MSCI ACWI Index return of 17.49%, the Fund’s primary benchmark. Drivers of the Fund’s relative performance described below are compared to the Fund’s primary benchmark.
The Fund experienced strong positive returns during the year, paralleling the appreciation of global equity markets where artificial intelligence (AI), inflation, and interest rates emerged as key themes. The Fund’s performance was primarily driven by stock selection in the information technology and consumer discretionary sectors during the first and second quarters. However, given its underweight to U.S. holdings, the Fund’s relative performance lagged in the second half of the year as overall U.S. market performance surged, fueled by marquee AI plays and election enthusiasm. For the full year, the Fund underperformed its benchmark as its holdings and relative overweighting in health care stocks (predominantly within Europe), holdings in financials, and relative underweight in the U.S. detracted. Strong stock selection in consumer discretionary, industrials and, regionally, Asia and the Pacific Basin contributed to positive Fund performance for the year.

Contributors to Performance
•	Sectors: Holdings in consumer discretionary and industrials
•	Regions: Holdings in Asia and the Pacific Basin (particularly Singapore and Taiwan)
•	Positions: Sea Limited, Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Nvidia Corp.

Detractors from Performance
•	Sectors: Holdings and relative overweight in health care and holdings in financials
•	Regions: Holdings and relative overweight in Europe (predominantly Denmark)
•	Positions: Genmab A/S, Bank Rakyat (Indonesia), Regeneron Pharmaceuticals, Inc.
Baird Chautauqua Global Growth Fund	PAGE 1	TSR-AR-057071581

HOW HAS THE FUND PERFORMED SINCE INCEPTION?
CUMULATIVE PERFORMANCE (based on a hypothetical initial investment of $10,000 on 4/15/2016)
AVERAGE ANNUAL TOTAL RETURNS (%)

(as of December 31, 2024)	1 Year	5 Years	Since Inception (4/15/2016)
Institutional Class Shares | CCGIX	16.32	10.99	11.59
MSCI ACWI Index	17.49	10.06	10.76
Visit  www.bairdassetmanagement.com/baird-funds for more recent performance information.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$367,837,575
Number of Holdings	42
Net Advisory Fee Paid	$2,481,367
Portfolio Turnover Rate	15%
WHAT DID THE FUND INVEST IN? (% of total investments as of  December 31, 2024)
Geographic Breakdown

Top 10 Securities
Mastercard, Inc. - Class A	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1%
Constellation Software, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Amazon.com, Inc.	3.7%
Waste Connections, Inc.	3.6%
TJX Cos., Inc.	3.6%
NVIDIA Corp.	3.3%
Adyen NV	3.2%
Tata Consultancy Services Ltd.	3.0%
Sector Breakdown

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit www.bairdassetmanagement.com/funddocuments.
Baird Chautauqua Global Growth Fund	PAGE 2	TSR-AR-057071581

HOUSEHOLDING - To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-442-2473, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Baird Chautauqua Global Growth Fund	PAGE 3	TSR-AR-057071581

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s Code of Ethics is incorporated by reference. See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that Marlyn J. Spear, Darren R. Jackson, Leonard R. (Randy) Johnson, and David J. Lubar, each a member of the audit committee, each qualify as an “audit committee financial expert” as such term is defined in paragraph (b) of Item 3 of Form N-CSR. Ms. Spear, Mr. Jackson, Mr. Johnson, and Mr. Lubar are each “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed by Cohen & Company, Ltd. (“Cohen”), the Registrant’s principal accountant, during the last two fiscal years were as follows:

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$250,700	$239,450
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$67,500	$67,500
(d) All Other Fees	$0	$0

In the above table, “audit fees” are fees billed for professional services for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. “Tax fees” are fees billed for professional services rendered for tax compliance, tax advice and tax planning, and specifically relate to Cohen’s review of the Registrant’s federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services rendered to the Registrant, as well as all non-audit services provided to the Registrant’s investment adviser and any entity affiliated with the Registrant’s investment adviser with respect to any engagement that relates directly to the operations and financial reporting of the Registrant. In accordance with its policies and procedures, the audit committee pre-approved all audit and tax services provided by Cohen to the Registrant during fiscal 2024. During the past two fiscal years, the Registrant did not receive any non-audit services from Cohen pursuant to any waivers of the pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. Additionally, during the past two fiscal years, neither the Registrant’s investment adviser nor any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant received non-audit services from Cohen.

(e)(2) The percentages of fees billed by Cohen applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	Not applicable	Not applicable
Tax Fees	0%	0%
All Other Fees	Not applicable	Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)	The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, Baird Chautauqua Global Growth Fund (collectively, the “Equity Funds”), Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (collectively, the “Bond Funds”) are included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements and Other Information
Baird Funds

December 31, 2024

Taxable Bond Funds

Municipal Bond Funds

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
CORPORATE BONDS - 49.4%
Financials - 22.0%
ABN AMRO Bank NV, 4.75%, 07/28/2025(a)	$53,109,000	$52,895,990
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 01/15/2025	1,125,000	1,124,368
6.50%, 07/15/2025 (Callable 06/15/2025)	15,140,000	15,237,882
1.75%, 01/30/2026 (Callable 12/30/2025)	15,895,000	15,381,420
AIB Group PLC, 7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025)(a)	31,242,000	31,814,781
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	7,724,000	7,705,019
3.25%, 03/01/2025 (Callable 02/02/2025)	1,815,000	1,809,810
3.38%, 07/01/2025 (Callable 06/01/2025)	31,460,000	31,215,709
2.88%, 01/15/2026 (Callable 12/15/2025)	13,125,000	12,845,567
Aircastle Ltd., 5.25%, 08/11/2025 (Callable 07/11/2025)(a)	51,012,000	51,028,853
Ally Financial, Inc., 4.63%, 03/30/2025	4,029,000	4,021,386
Aviation Capital Group LLC, 4.13%, 08/01/2025 (Callable 06/01/2025)(a)	14,868,000	14,781,289
AvolonHoldings Funding Ltd.
2.88%, 02/15/2025 (Callable 02/02/2025)(a)	3,893,000	3,880,221
5.50%, 01/15/2026 (Callable 12/15/2025)(a)	17,096,000	17,142,330
4.25%, 04/15/2026 (Callable 03/15/2026)(a)	3,746,000	3,700,792
Banco Bilbao Vizcaya Argentaria SA, 5.86% to 09/14/2025 then 1 yr. CMT Rate + 2.30%, 09/14/2026 (Callable 09/14/2025)	34,862,000	35,051,866
Banco Santander SA, 5.15%, 08/18/2025	12,700,000	12,711,800
Bank of America Corp.
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026 (Callable 01/23/2025)	15,000,000	14,985,839
1.32% to 06/19/2025 then SOFR + 1.15%, 06/19/2026 (Callable 06/19/2025)	12,817,000	12,607,545
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	45,230,000	45,224,967

	Par	Value
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	$42,023,000	$42,368,327
Bank of Nova Scotia, 4.50%, 12/16/2025	55,305,000	55,021,224
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	35,484,000	35,209,705
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	20,250,000	20,288,347
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	10,271,000	10,174,619
BNP Paribas SA
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	30,200,000	29,809,611
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	13,022,000	12,534,924
BPCE SA
4.50%, 03/15/2025(a)	47,548,000	47,461,379
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	875,000	851,983
5.98% to 01/18/2026 then SOFR + 2.10%, 01/18/2027 (Callable 01/18/2026)(a)	8,310,000	8,374,995
Brixmor Operating Partnership LP, 3.85%, 02/01/2025 (Callable 01/18/2025)	33,495,000	33,450,828
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	1,600,000	1,598,790
Citizens Bank NA/Providence RI, 5.28% to 01/26/2025 then SOFR + 1.02%, 01/26/2026 (Callable 12/26/2025)	19,100,000	19,098,354
CNO Global Funding, 1.65%, 01/06/2025(a)	6,705,000	6,702,496
CooperatieveRabobank UA
4.38%, 08/04/2025	39,670,000	39,511,167
1.34% to 06/24/2025 then 1 yr. CMT Rate + 1.00%, 06/24/2026 (Callable 06/24/2025)(a)	13,931,000	13,692,424
Credit Agricole SA, 4.38%, 03/17/2025(a)	20,486,000	20,442,749

The accompanying notes are an integral part of these financial statements.

1

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025)(a)	$21,256,000	$20,945,711
Danske Bank AS
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 02/02/2025)(a)	8,351,000	8,352,737
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	35,967,000	35,131,696
Deutsche Bank AG/New York NY
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026 (Callable 07/14/2025)	11,400,000	11,474,351
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	42,591,000	41,512,393
Discover Financial Services, 3.75%, 03/04/2025 (Callable 01/13/2025)	2,200,000	2,195,277
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	9,945,000	9,924,185
Goldman Sachs Group, Inc., 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026 (Callable 08/10/2025)	29,500,000	29,663,203
Hanover Insurance Group, Inc., 4.50%, 04/15/2026 (Callable 01/15/2026)	38,450,000	38,197,602
Healthpeak OP LLC, 3.40%, 02/01/2025	428,000	427,365
Host Hotels & Resorts LP, 4.00%, 06/15/2025 (Callable 03/15/2025)	36,951,000	36,791,735
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	24,500,000	24,258,200
2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026 (Callable 06/04/2025)	8,625,000	8,523,635
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	18,002,000	17,919,635
Jackson National Life Global Funding, 1.75%, 01/12/2025(a)	3,500,000	3,497,087
JPMorgan Chase & Co., 2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	39,952,000	39,608,307

	Par	Value
Kimco Realty OP LLC
3.30%, 02/01/2025 (Callable 01/18/2025)	$21,442,000	$21,408,191
3.85%, 06/01/2025 (Callable 03/01/2025)	3,703,000	3,684,554
Kite Realty Group Trust, 4.00%, 03/15/2025 (Callable 01/18/2025)	4,696,000	4,682,456
Liberty Mutual Insurance Co., 8.50%, 05/15/2025(a)	10,613,000	10,721,462
Lincoln National Corp., 3.35%, 03/09/2025	17,005,000	16,929,941
Lloyds Banking Group PLC, 2.44% to 02/05/2025 then 1 yr. CMT Rate + 1.00%, 02/05/2026 (Callable 02/05/2025)	3,359,000	3,350,776
Macquarie Bank Ltd., 4.88%, 06/10/2025(a)	15,355,000	15,337,741
Macquarie Group Ltd., 1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026)(a)	20,736,000	19,984,655
Mizuho Financial Group, Inc., 4.35%, 10/20/2025(a)	1,930,000	1,917,852
Morgan Stanley, 2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	41,615,000	41,243,545
NatWest Group PLC, 7.47% to 11/10/2025 then 1 yr. CMT Rate + 2.85%, 11/10/2026 (Callable 11/10/2025)	41,963,000	42,834,207
Nomura Holdings, Inc.
2.65%, 01/16/2025	8,119,000	8,111,503
1.85%, 07/16/2025	46,543,000	45,771,941
Omega Healthcare Investors, Inc., 4.50%, 01/15/2025	17,767,000	17,760,605
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	37,592,000	37,512,138
Prudential Insurance Co. of America, 8.30%, 07/01/2025(a)	3,891,000	3,954,902
Reliance Standard Life Global Funding II, 2.75%, 05/07/2025(a)	6,895,000	6,843,484
Santander UK Group Holdings PLC
1.53% to 08/21/2025 then 1 yr. CMT Rate + 1.25%, 08/21/2026 (Callable 08/21/2025)	23,837,000	23,291,227
6.83% to 11/21/2025 then SOFR + 2.75%, 11/21/2026 (Callable 11/21/2025)	11,226,000	11,387,752
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	52,299,000	52,208,240

The accompanying notes are an integral part of these financial statements.

2

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	$1,400,000	$1,351,151
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 02/02/2025)(a)(b)	4,710,000	4,700,523
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025)(a)	29,095,000	28,994,179
6.17% to 01/09/2026 then 1 yr. CMT Rate + 2.05%, 01/09/2027 (Callable 01/09/2026)(a)	2,000,000	2,019,677
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	19,893,000	19,160,023
Synchrony Bank, 5.40%, 08/22/2025 (Callable 07/22/2025)	2,525,000	2,528,144
Synchrony Financial
4.88%, 06/13/2025 (Callable 05/13/2025)	12,238,000	12,226,082
4.50%, 07/23/2025 (Callable 04/23/2025)	37,803,000	37,652,174
Truist Bank, 3.63%, 09/16/2025 (Callable 08/16/2025)	10,175,000	10,094,835
Truist Financial Corp., 4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026 (Callable 07/28/2025)	25,708,000	25,606,871
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	4,165,000	4,115,570
6.37% to 07/15/2025 then SOFR + 3.34%, 07/15/2026 (Callable 07/15/2025)(a)	6,000,000	6,042,818
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	8,265,000	8,324,221
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	1,235,000	1,187,652
Wells Fargo & Co.
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	18,655,000	18,597,851

	Par	Value
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	$26,273,000	$26,035,629
		1,707,757,047
Industrials - 25.4%(c)
7-Eleven, Inc., 0.95%, 02/10/2026 (Callable 01/10/2026)(a)	55,931,000	53,488,452
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025 (Callable 04/17/2025)	19,920,000	19,846,302
Anglo American Capital PLC, 4.88%, 05/14/2025(a)	4,892,000	4,886,409
Apache Corp., 7.95%, 04/15/2026	2,000,000	2,054,852
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	22,046,000	21,960,550
Avnet, Inc., 4.63%, 04/15/2026 (Callable 01/15/2026)	36,598,000	36,363,370
Baxalta, Inc., 4.00%, 06/23/2025 (Callable 03/23/2025)	12,083,000	12,042,100
Bayer US Finance II LLC
2.85%, 04/15/2025 (Callable 02/02/2025)(a)	2,677,000	2,654,311
5.50%, 08/15/2025(a)	1,384,000	1,384,156
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	45,881,000	45,572,314
Boeing Co., 2.20%, 02/04/2026 (Callable 01/13/2025)	16,712,000	16,206,402
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025)(a)	4,145,000	4,115,684
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	331,000	330,797
Canadian Natural Resources Ltd.
3.90%, 02/01/2025	4,396,000	4,390,445
2.05%, 07/15/2025 (Callable 06/15/2025)	22,930,000	22,585,974
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	35,183,000	35,042,311
Celanese US Holdings LLC, 6.05%, 03/15/2025	8,556,000	8,561,992
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/2025 (Callable 04/23/2025)	54,436,000	54,372,319
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,525,000	4,509,277
Colonial Pipeline Co., 3.75%, 10/01/2025 (Callable 07/01/2025)(a)	2,744,000	2,720,912

The accompanying notes are an integral part of these financial statements.

3

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	$3,895,000	$3,884,745
Cox Communications, Inc., 3.85%, 02/01/2025(a)	4,226,000	4,221,552
CRH America, Inc., 3.88%, 05/18/2025 (Callable 02/15/2025)(a)	13,207,000	13,136,642
CVS Health Corp., 3.88%, 07/20/2025 (Callable 04/20/2025)	55,475,000	55,119,340
DCP Midstream Operating LP, 5.38%, 07/15/2025 (Callable 04/15/2025)	30,642,000	30,680,088
Discovery Communications LLC
3.45%, 03/15/2025 (Callable 02/02/2025)	2,675,000	2,665,278
3.95%, 06/15/2025 (Callable 03/15/2025)	8,605,000	8,551,558
Element Fleet Management Corp., 3.85%, 06/15/2025 (Callable 05/15/2025)(a)	11,470,000	11,412,574
EMD Finance LLC, 3.25%, 03/19/2025 (Callable 02/02/2025)(a)	9,700,000	9,668,794
Energy Transfer LP, 5.95%, 12/01/2025 (Callable 09/01/2025)	7,714,000	7,768,184
EnLink Midstream Partners LP, 4.15%, 06/01/2025 (Callable 03/01/2025)	16,598,000	16,529,575
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	1,675,000	1,642,700
1.00%, 09/15/2025 (Callable 08/15/2025)	16,807,000	16,364,164
Fiserv, Inc., 3.85%, 06/01/2025 (Callable 03/01/2025)	21,326,000	21,222,746
Flex Ltd.
4.75%, 06/15/2025 (Callable 03/15/2025)	16,757,000	16,726,667
3.75%, 02/01/2026 (Callable 01/01/2026)	1,519,000	1,497,155
Florida Gas Transmission Co. LLC, 4.35%, 07/15/2025 (Callable 04/15/2025)(a)	24,324,000	24,223,586
Ford Motor Credit Co. LLC
2.30%, 02/10/2025 (Callable 02/02/2025)	46,993,000	46,836,138
5.13%, 06/16/2025 (Callable 05/16/2025)	2,800,000	2,798,280
4.13%, 08/04/2025	5,165,000	5,133,028
6.95%, 03/06/2026 (Callable 02/06/2026)	3,150,000	3,205,636

	Par	Value
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025 (Callable 03/15/2025)	$25,924,000	$25,820,888
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	1,711,000	1,724,187
General Motors Financial Co., Inc.
4.00%, 01/15/2025	13,176,000	13,170,473
2.90%, 02/26/2025 (Callable 02/02/2025)	4,744,000	4,726,903
3.80%, 04/07/2025	2,000,000	1,993,694
2.75%, 06/20/2025 (Callable 05/20/2025)	10,000,000	9,902,009
4.30%, 07/13/2025 (Callable 04/13/2025)	6,315,000	6,296,553
6.05%, 10/10/2025	8,764,000	8,839,272
1.25%, 01/08/2026 (Callable 12/08/2025)	5,000,000	4,816,858
5.25%, 03/01/2026 (Callable 12/01/2025)	4,250,000	4,261,584
Genuine Parts Co., 1.75%, 02/01/2025 (Callable 01/13/2025)	2,916,000	2,908,169
Glencore Funding LLC
4.00%, 04/16/2025(a)	4,968,000	4,954,453
1.63%, 09/01/2025 (Callable 08/01/2025)(a)	20,493,000	20,053,824
Global Payments, Inc.
2.65%, 02/15/2025 (Callable 01/18/2025)	7,461,000	7,437,660
4.80%, 04/01/2026 (Callable 01/01/2026)	16,511,000	16,471,608
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	2,512,000	2,393,232
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025)(a)	17,979,000	17,655,684
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025)(a)	20,737,000	20,654,507
6.19%, 11/01/2025(a)	15,148,000	15,287,233
Harman International Industries, Inc., 4.15%, 05/15/2025 (Callable 02/15/2025)	51,556,000	51,323,211
HCA, Inc.
5.38%, 02/01/2025	35,924,000	35,930,947
5.25%, 04/15/2025	11,917,000	11,929,017
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025 (Callable 07/15/2025)	3,621,000	3,620,745
Hexcel Corp., 4.95%, 08/15/2025 (Callable 05/15/2025)	11,254,000	11,218,004
HF Sinclair Corp., 5.88%, 04/01/2026 (Callable 01/01/2026)	5,118,000	5,156,332

The accompanying notes are an integral part of these financial statements.

4

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Hubbell, Inc., 3.35%, 03/01/2026 (Callable 12/01/2025)	$6,627,000	$6,516,912
Hyatt Hotels Corp., 5.38%, 04/23/2025 (Callable 03/23/2025)	1,950,000	1,951,166
Hyundai Capital America
2.65%, 02/10/2025 (Callable 02/02/2025)(a)	18,880,000	18,832,328
6.00%, 07/11/2025(a)	1,370,000	1,378,903
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	9,874,000	9,526,716
5.50%, 03/30/2026(a)	3,643,000	3,665,385
Illumina, Inc., 5.80%, 12/12/2025 (Callable 11/12/2025)	14,834,000	14,942,413
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	4,643,000	4,556,775
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	30,650,000	30,445,355
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (Callable 09/01/2025)(a)	31,165,000	30,295,651
Kinder Morgan, Inc., 4.30%, 06/01/2025 (Callable 03/01/2025)	31,567,000	31,494,100
Legrand France SA, 8.50%, 02/15/2025	9,818,000	9,846,544
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	37,559,000	36,759,497
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 02/02/2025)(a)	4,000,000	3,988,662
MPLX LP
4.00%, 02/15/2025 (Callable 02/03/2025)	33,265,000	33,223,919
4.88%, 06/01/2025 (Callable 03/01/2025)	20,299,000	20,285,279
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/2026 (Callable 02/09/2026)(a)	1,410,000	1,353,524
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(a)	26,762,000	26,375,490
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	6,250,000	6,206,983
Occidental Petroleum Corp., 5.50%, 12/01/2025 (Callable 09/01/2025)	7,100,000	7,116,578
Oracle Corp., 2.50%, 04/01/2025 (Callable 03/01/2025)	9,119,000	9,066,576

	Par	Value
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
3.95%, 03/10/2025 (Callable 02/02/2025)(a)	$1,416,000	$1,413,315
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	8,943,000	8,893,143
1.20%, 11/15/2025 (Callable 10/15/2025)(a)	3,822,000	3,700,762
4.45%, 01/29/2026 (Callable 11/29/2025)(a)	1,000,000	994,485
POSCO
2.50%, 01/17/2025(a)	7,500,000	7,491,316
4.38%, 08/04/2025(a)	15,593,000	15,525,903
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	30,950,000	30,800,264
Regal Rexnord Corp., 6.05%, 02/15/2026	56,069,000	56,571,799
Reliance Industries Ltd., 4.13%, 01/28/2025(a)	22,053,000	22,033,119
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	12,138,000	11,860,881
Rogers Communications, Inc.
2.95%, 03/15/2025 (Callable 01/13/2025)	4,550,000	4,525,019
3.63%, 12/15/2025 (Callable 09/15/2025)	15,601,000	15,422,055
Rolls-Royce PLC, 3.63%, 10/14/2025 (Callable 07/14/2025)(a)	8,427,000	8,259,927
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	55,748,000	54,368,667
Ryder System, Inc., 4.63%, 06/01/2025 (Callable 05/01/2025)	5,564,000	5,555,491
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025 (Callable 02/02/2025)	3,530,000	3,531,352
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	3,371,000	3,211,344
SK Hynix, Inc.
6.25%, 01/17/2026(a)	3,088,000	3,123,651
1.50%, 01/19/2026(a)	12,316,000	11,875,932
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	11,844,000	12,077,127
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	1,055,000	1,009,988
Sonoco Products Co., 1.80%, 02/01/2025 (Callable 01/13/2025)	49,391,000	49,242,673
Steel Dynamics, Inc., 2.40%, 06/15/2025 (Callable 05/15/2025)	40,507,000	40,028,345
TransCanada PipeLines Ltd., 4.88%, 01/15/2026 (Callable 10/15/2025)	7,570,000	7,568,563

The accompanying notes are an integral part of these financial statements.

5

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026 (Callable 11/01/2025)	$38,350,000	$39,309,743
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/2025 (Callable 03/15/2025)(a)	39,015,000	38,861,148
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025(a)	16,083,000	15,990,586
3.95%, 06/06/2025(a)	11,632,000	11,584,809
5.40%, 03/20/2026(a)	1,223,000	1,227,531
Vontier Corp., 1.80%, 04/01/2026 (Callable 03/01/2026)	6,250,000	5,993,621
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	42,076,000	41,934,032
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/18/2025)	50,155,000	50,026,383
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	55,724,000	55,277,979
Williams Cos., Inc., 3.90%, 01/15/2025	16,940,000	16,933,054
Woodside Finance Ltd., 3.65%, 03/05/2025 (Callable 02/02/2025)(a)	46,883,000	46,782,587
		1,975,759,756
Utilities - 2.0%
Ameren Corp., 3.65%, 02/15/2026 (Callable 11/15/2025)	3,095,000	3,052,957
Appalachian Power Co., 3.40%, 06/01/2025 (Callable 03/01/2025)	3,748,000	3,725,487
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	15,606,000	15,527,318
Constellation Energy Generation LLC, 3.25%, 06/01/2025 (Callable 05/01/2025)	3,488,000	3,465,345
DTE Energy Co., 1.05%, 06/01/2025 (Callable 05/01/2025)	24,400,000	24,023,584
Enel Finance International NV, 4.50%, 06/15/2025(a)	1,700,000	1,695,010
Exelon Corp., 3.95%, 06/15/2025 (Callable 03/15/2025)	7,340,000	7,307,960
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/02/2025)	7,795,000	7,743,698
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (Callable 10/15/2025)(a)	810,000	805,805

	Par	Value
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	$12,368,000	$12,389,927
5.75%, 09/01/2025	26,090,000	26,249,948
NiSource, Inc., 0.95%, 08/15/2025 (Callable 07/15/2025)	23,300,000	22,726,701
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	23,450,000	23,306,693
		152,020,433
TOTAL CORPORATE BONDS (Cost $3,825,132,541)		3,835,537,236
ASSET-BACKED SECURITIES - 15.3%
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027 (Callable 07/15/2027)	16,425,000	16,421,572
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 08/15/2027)(a)	6,915,809	6,996,500
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 06/15/2028)(a)	6,296,509	6,305,869
American Express Travel Related Services Co., Inc.
Series 2022-2, Class A, 3.39%, 05/15/2027	48,628,000	48,411,917
Series 2022-3, Class A, 3.75%, 08/15/2027	58,210,000	57,941,885
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 09/15/2026)(a)	13,245,424	13,291,552
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/2027	15,812,000	15,739,303
Series 2022-A2, Class A2, 5.00%, 04/15/2028	4,925,000	4,950,180
Bank of America Auto Trust
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (Callable 05/15/2026)(a)	6,247,840	6,255,160
Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 12/15/2026)(a)	9,018,623	9,052,099
Barclays Dryrock Funding LLC, Series 2022-1, Class A, 3.07%, 02/15/2028	52,190,000	51,966,366
Capital One Financial Corp., Series 2022-A1, Class A1, 2.80%, 03/15/2027	32,270,000	32,149,623

The accompanying notes are an integral part of these financial statements.

6

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 04/15/2026)	$9,472,119	$9,400,592
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 04/15/2026)	16,344,806	16,146,126
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 02/15/2027)	39,101,372	39,165,928
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 12/15/2026)	9,586,217	9,626,329
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 09/27/2027)(a)	19,577,779	19,681,763
Citizens Auto Receivables Trust
Series 2023-1, Class A2A, 6.13%, 07/15/2026 (Callable 07/15/2026)(a)	8,383,601	8,395,240
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 10/15/2026)(a)	7,611,226	7,631,046
Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 11/16/2026)(a)	10,821,095	10,856,942
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 09/22/2028 (Callable 10/22/2025)(a)	35,316,956	35,452,874
Series 2023-2, Class A2, 5.84%, 01/22/2029 (Callable 02/22/2026)(a)	2,125,824	2,128,283
Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 04/22/2027)(a)	7,850,000	7,861,977
Discover Card Execution Note Trust
Series 2022-A1, Class A1, 1.96%, 02/15/2027	31,077,000	30,982,740
Series 2022-A2, Class A, 3.32%, 05/15/2027	63,975,000	63,677,049
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 07/20/2026)(a)	2,772,663	2,783,443
DLLAD LLC
Series 2023-1A, Class A2, 5.19%, 04/20/2026 (Callable 04/20/2026)(a)	1,329,798	1,330,945
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027)(a)	7,726,807	7,773,194

	Par	Value
DLLMT LLC, Series 2023-1A, Class A2, 5.78%, 11/20/2025 (Callable 11/20/2025)(a)	$7,110,555	$7,121,257
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 01/20/2026)(a)	3,795,881	3,803,457
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026 (Callable 11/16/2026)	5,382,700	5,393,542
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 08/15/2031 (Callable 02/15/2025)(a)	51,383,000	51,217,120
Ford Credit Floorplan LLC
Series 2020-2, Class A, 1.06%, 09/15/2027	19,992,000	19,503,975
Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	30,756,000	30,902,500
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (Callable 01/15/2025)(a)	27,365,000	27,349,487
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	36,145,000	36,551,140
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A2A, 5.10%, 05/18/2026 (Callable 05/18/2026)	474,846	474,930
GM Financial Leasing Trust, Series 2023-1, Class A3, 5.16%, 04/20/2026 (Callable 07/20/2025)	933,112	934,315
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027)(a)	7,500,000	7,557,535
Harley-Davidson Customer Funding Corp.
Series 2024-A, Class A2, 5.65%, 02/16/2027 (Callable 02/16/2027)	2,126,559	2,134,445
Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 08/16/2027)	18,850,000	18,872,546
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71%, 03/18/2026 (Callable 03/18/2026)	5,545,592	5,556,374
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 12/20/2026)(a)	6,275,593	6,301,473

The accompanying notes are an integral part of these financial statements.

7

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 12/20/2027)(a)	$5,364,846	$5,424,171
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 03/15/2027)(a)	12,887,337	12,933,397
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 09/15/2025)(a)	12,687,336	12,705,133
Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 03/15/2026)(a)	68,183,000	68,782,513
IPFS Corp.
Series 2022-A, Class A, 2.47%, 02/15/2027(a)	49,747,000	49,619,493
Series 2022-C, Class A, 3.89%, 05/15/2027(a)	14,701,000	14,660,984
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 05/25/2025)(a)	942,930	934,843
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2027)(a)	27,560,754	27,684,452
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, 06/15/2026 (Callable 12/15/2025)	2,056,059	2,042,949
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026)(a)	11,645,264	11,814,912
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027(a)	30,320,000	30,268,371
Santander Holdings USA, Inc.
Series 2021-1A, Class B, 1.83%, 12/15/2031 (Callable 10/15/2025)(a)	24,783	24,750
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 01/15/2026)(a)	4,244,463	4,245,331
SBNA Auto Lease Trust
Series 2024-A, Class A2, 5.45%, 01/20/2026 (Callable 01/20/2026)(a)	5,306,440	5,314,975
Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 11/20/2026)(a)	6,310,094	6,339,453

	Par	Value
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class A2A, 5.89%, 03/22/2027 (Callable 03/22/2027)(a)	$3,507,096	$3,515,041
Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028)(a)	5,600,000	5,606,143
Synchrony Bank
Series 2022-A1, Class A, 3.37%, 04/15/2028 (Callable 04/15/2025)	52,645,000	52,445,881
Series 2022-A2, Class A, 3.86%, 07/15/2028	6,800,000	6,770,886
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2025)(a)(d)	8,029,945	7,787,425
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (Callable 05/25/2025)(a)	62,447,000	61,629,800
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 10/25/2026)(a)	4,141,421	4,200,703
Verizon Master Trust, Series 2022-6, Class A, 3.67%, 01/22/2029 (Callable 07/20/2025)	24,273,000	24,163,427
TOTAL ASSET-BACKED SECURITIES (Cost $1,178,822,018)		1,184,965,626
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 09/15/2025)	1,000,000	990,002
Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	8,950,000	8,739,993
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	6,488,127	6,279,679
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	5,900,000	5,793,156
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	14,122,965	14,056,861
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	9,000,588	8,903,570

The accompanying notes are an integral part of these financial statements.

8

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	$5,000,000	$4,915,092
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	13,678,736	13,564,482
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	8,209,241	8,016,797
Commercial Mortgage Pass Through Certificates
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	3,358,212	3,307,839
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	13,226,524	13,180,965
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	8,551,131	8,488,007
Series 2015-CR26, Class A4, 3.63%, 10/10/2048 (Callable 08/10/2027)	12,633,000	12,489,396
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	2,605,000	2,577,544
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	6,700,000	6,634,612
Computershare Corporate Trust
Series 2015-C27, Class A5, 3.45%, 02/15/2048 (Callable 03/15/2025)	19,119,589	19,053,844
Series 2015-C28, Class A4, 3.54%, 05/15/2048 (Callable 05/15/2025)	12,035,000	11,966,538
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	2,000,000	1,980,760
Series 2015-LC20, Class A5, 3.18%, 04/15/2050 (Callable 05/15/2025)	4,748,573	4,731,148
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,295,000	15,160,409
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	7,101,950	7,041,787
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	17,259,000	17,183,804

	Par	Value
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	$14,090,820	$13,976,815
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	7,500,000	7,433,968
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 01/10/2025)	2,353,536	2,253,479
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 01/10/2025)	332,879	330,926
Series 2015-GC32, Class A4, 3.76%, 07/10/2048 (Callable 07/10/2025)	3,658,000	3,634,689
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	10,990,000	10,792,571
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	26,491,453	26,046,344
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)	5,803,000	5,730,428
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	200,914	200,490
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	2,205,070	2,198,884
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 01/15/2025)	2,745,115	2,703,911
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 07/15/2025)	145,337	145,038
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	4,391,874	4,376,563
Series 2015-C29, Class A4, 3.61%, 05/15/2048 (Callable 01/15/2026)	20,770,000	20,672,128
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	27,711,000	27,282,907
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	9,060,000	8,908,308
Mcp Holding Co. LLC, Series 2015-GC30, Class A4, 3.38%, 05/10/2050 (Callable 05/10/2025)	7,667,127	7,621,103

The accompanying notes are an integral part of these financial statements.

9

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 04/15/2025)	$5,865,000	$5,831,846
Series 2015-C23, Class A4, 3.72%, 07/15/2050 (Callable 11/15/2025)	31,541,000	31,326,291
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,483,981
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	25,124,000	24,668,075
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	3,650,000	3,588,323
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	463,966	462,410
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $399,068,591)		406,725,763
U.S. TREASURY SECURITIES - 3.3%
United States Treasury Note/Bond, 0.38%, 01/31/2026	270,000,000	259,089,257
TOTAL U.S. TREASURY SECURITIES (Cost $259,115,625)		259,089,257
MUNICIPAL BONDS - 0.6%
City of Middletown OH, 6.05%, 04/29/2025	4,400,000	4,412,727
City of West Carrollton OH, 6.90%, 05/01/2025	4,790,000	4,803,463
New Jersey Transportation Trust Fund Authority, 5.09%, 06/15/2025	30,950,000	31,015,729
Town of Chestertown MD, 2.10%, 03/01/2025	1,470,000	1,459,671
Township of Weehawken NJ, 5.75%, 08/15/2025	4,152,200	4,167,463
TOTAL MUNICIPAL BONDS (Cost $45,762,958)		45,859,053

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 01/25/2025)(a)(d)	$3,064,663	$2,952,802
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2025)(a)(d)	5,610,238	5,363,632
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2025)(a)(d)	10,730,792	10,093,509
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 01/25/2025)(a)(d)	5,944,766	5,501,173
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 07/25/2027)(a)(d)	332,048	330,025
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 10/25/2028)(a)(d)	1,300,398	1,262,315
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2032)(a)(d)	5,960,427	5,820,029
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 07/25/2032)(a)(d)	6,152,404	6,085,133
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $39,329,155)		37,408,618
OTHER GOVERNMENT RELATED SECURITIES - 0.0%(e)
Electricite de France SA, 3.63%, 10/13/2025 (Callable 07/13/2025)(a)	1,966,000	1,946,997
TOTAL OTHER GOVERNMENT RELATED SECURITIES
(Cost $1,939,928)		1,946,997
SHORT-TERM INVESTMENTS - 28.6%
Commercial Paper - 2.2%
Adventist Health System, 5.46%, 01/01/2025(f)	23,050,000	23,046,884
CommonSpirit Health, 5.37%, 02/12/2025(f)	52,825,000	52,500,915
Crown Castle, Inc., 4.87%, 01/21/2025(f)	45,750,000	45,620,939
Dentsply Sirona, Inc., 5.15%, 01/21/2025(f)	32,250,000	32,156,859

The accompanying notes are an integral part of these financial statements.

10

Baird Ultra Short Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
Commercial Paper - (Continued)
Dentsply Sirona, Inc., 5.20%, 01/30/2025(f)	$18,500,000	$18,422,763
		171,748,360
	Shares
Money Market Funds - 4.8%
Fidelity Government Portfolio - Class Institutional, 4.42%(g)	11,605,393	11,605,393
First American Government Obligations Fund - Class U, 4.43%(g)	362,179,323	362,179,323
		373,784,716
	Par
U.S. Treasury Bills - 21.6%
4.24%, 01/28/2025(f)	$80,000,000	79,757,623
5.10%, 02/20/2025(f)	150,000,000	149,147,451
4.21%, 02/25/2025(f)	80,000,000	79,496,000
4.67%, 03/20/2025(f)	188,600,000	186,915,123
4.11%, 04/22/2025(f)	80,000,000	78,978,222
4.53%, 07/10/2025(f)	260,000,000	254,401,225
4.22%, 08/07/2025(f)	390,000,000	380,387,050
4.25%, 10/02/2025(f)	485,000,000	470,177,721
		1,679,260,415
TOTAL SHORT-TERM INVESTMENTS (Cost $2,223,791,726)		2,224,793,491
TOTAL INVESTMENTS - 102.9% (Cost $7,972,962,542)		$7,996,326,041
Liabilities in Excess of Other Assets - (2.9)%		(221,746,782)
TOTAL NET ASSETS - 100.0%		$7,774,579,259

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,902,173,138 or 24.5% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown is the annualized effective yield as of December 31, 2024.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

Baird Ultra Short Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Ultra Short Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$3,835,537,236	$ —	$3,835,537,236
Asset-Backed Securities	—	1,184,965,626	—	1,184,965,626
Non-Agency Commercial Mortgage-Backed Securities	—	406,725,763	—	406,725,763
U.S. Treasury Securities	—	259,089,257	—	259,089,257
Municipal Bonds	—	45,859,053	—	45,859,053
Non-Agency Residential Mortgage-Backed Securities	—	37,408,618	—	37,408,618
Other Government Related Securities	—	1,946,997	—	1,946,997
Commercial Paper	—	171,748,360	—	171,748,360
Money Market Funds	373,784,716	—	—	373,784,716
U.S. Treasury Bills	—	1,679,260,415	—	1,679,260,415
Total Investments	$373,784,716	$7,622,541,325	$—	$7,996,326,041

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

12

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
CORPORATE BONDS - 51.2%
Financials - 24.1%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$34,188,000	$34,050,879
4.80%, 04/18/2026(a)	12,400,000	12,344,561
6.58% to 10/13/2025 then 1 yr. CMT Rate + 1.55%, 10/13/2026 (Callable 10/13/2025)(a)	5,000,000	5,052,890
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	3,000,000	2,993,193
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	50,000,000	50,430,487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027 (Callable 12/15/2026)	5,000,000	5,113,970
6.45%, 04/15/2027 (Callable 03/15/2027)	15,773,000	16,265,207
4.63%, 10/15/2027 (Callable 08/15/2027)	7,300,000	7,252,228
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025)(a)	7,000,000	7,128,336
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	30,425,000	31,796,235
Air Lease Corp.
5.30%, 06/25/2026	15,000,000	15,096,979
1.88%, 08/15/2026 (Callable 07/15/2026)	1,679,000	1,600,341
2.20%, 01/15/2027 (Callable 12/15/2026)	5,817,000	5,521,570
5.85%, 12/15/2027 (Callable 11/15/2027)	2,668,000	2,734,576
Aircastle Ltd., 6.50%, 07/18/2028 (Callable 06/18/2028)(a)	22,700,000	23,459,367
Aon North America, Inc., 5.13%, 03/01/2027 (Callable 02/01/2027)	14,225,000	14,321,511
ASB Bank Ltd., 5.35%, 06/15/2026(a)	46,375,000	46,828,649
Assurant, Inc., 6.10%, 02/27/2026 (Callable 01/27/2026)	26,073,000	26,286,313
Australia & New Zealand Banking Group Ltd., 4.40%, 05/19/2026(a)	13,000,000	12,899,741
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026)(a)	11,983,000	11,376,127
3.50%, 11/01/2027 (Callable 07/01/2027)(a)	15,200,000	14,529,287
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	5,000,000	5,158,845

	Par	Value
Banco Santander SA
4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	$15,000,000	$14,686,920
5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028 (Callable 07/15/2027)	5,000,000	5,033,349
Bank of America Corp., 4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	15,069,000	14,907,532
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	27,350,000	27,574,750
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	32,751,000	31,142,304
Bank of Montreal
5.37%, 06/04/2027	9,375,000	9,514,730
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	40,000,000	39,874,546
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027 (Callable 04/26/2026)	7,475,000	7,507,152
Bank of Nova Scotia
4.50%, 12/16/2025	6,000,000	5,969,213
4.40% to 09/08/2027 then SOFR + 1.00%, 09/08/2028 (Callable 09/08/2027)	47,225,000	46,742,141
Banque Federative du Credit Mutuel SA, 5.19%, 02/16/2028(a)	27,200,000	27,322,209
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	27,787,000	27,572,203
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	8,000,000	8,015,150
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	7,500,000	7,680,882
5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028 (Callable 03/12/2027)	10,000,000	10,124,111
BGC Group, Inc., 4.38%, 12/15/2025 (Callable 09/15/2025)	7,083,000	7,016,534
BNP Paribas SA
4.38%, 05/12/2026(a)	7,000,000	6,922,291
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	12,500,000	12,338,415

The accompanying notes are an integral part of these financial statements.

13

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.63%, 03/13/2027(a)	$1,300,000	$1,279,256
3.50%, 11/16/2027(a)	5,000,000	4,791,707
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	7,000,000	6,652,745
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)	11,297,000	10,871,435
BPCE SA
4.50%, 03/15/2025(a)	6,970,000	6,957,302
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026)(a)	2,432,000	2,300,723
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026)(a)	15,000,000	15,371,806
3.50%, 10/23/2027(a)	30,602,000	29,232,453
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	30,000,000	30,260,545
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	50,000,000	50,530,313
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	15,000,000	14,686,533
Capital One Financial Corp., 4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026 (Callable 07/24/2025)	28,000,000	27,978,830
Centene Corp.
4.25%, 12/15/2027 (Callable 01/18/2025)	40,757,000	39,542,458
2.45%, 07/15/2028 (Callable 05/15/2028)	10,000,000	9,014,760
Charles Schwab Corp., 5.88%, 08/24/2026 (Callable 07/24/2026)	30,000,000	30,517,011
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	15,000,000	14,423,422
CNO Global Funding
5.88%, 06/04/2027(a)	35,000,000	35,637,652
4.88%, 12/10/2027(a)	8,500,000	8,459,943
CooperatieveRabobank UA
1.98% to 12/15/2026 then 1 yr. CMT Rate + 0.73%, 12/15/2027 (Callable 12/15/2026)(a)	7,000,000	6,630,650
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	26,068,000	25,290,949
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,500,000	2,474,462

	Par	Value
Corebridge Global Funding
5.75%, 07/02/2026(a)	$39,000,000	$39,550,980
4.65%, 08/20/2027(a)	14,500,000	14,447,711
Credit Agricole SA
4.38%, 03/17/2025(a)	20,341,000	20,298,055
5.59%, 07/05/2026(a)	26,000,000	26,297,867
Credit Agricole SA/London, 4.13%, 01/10/2027(a)	10,000,000	9,823,256
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	15,000,000	14,651,637
5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (Callable 03/01/2027)(a)	5,000,000	5,043,341
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	1,392,000	1,371,825
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	11,130,000	11,469,303
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	20,057,000	19,062,396
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	4,000,000	4,042,387
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	30,129,000	30,623,777
Discover Bank
4.25%, 03/13/2026	6,955,000	6,896,813
3.45%, 07/27/2026 (Callable 04/27/2026)	7,500,000	7,331,133
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	16,000,000	16,293,665
Discover Financial Services, 4.50%, 01/30/2026 (Callable 11/30/2025)	9,500,000	9,460,058
DNB Bank ASA, 5.90% to 10/09/2025 then SOFR + 1.95%, 10/09/2026 (Callable 10/09/2025)(a)	29,800,000	30,006,768
Extra Space Storage LP, 3.88%, 12/15/2027 (Callable 09/15/2027)	34,960,000	34,164,960
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	12,700,000	12,542,837
5.70%, 03/14/2028(a)	5,000,000	5,097,187

The accompanying notes are an integral part of these financial statements.

14

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
FNB Corp./PA, 5.15%, 08/25/2025 (Callable 07/25/2025)	$20,000,000	$19,958,141
Goldman Sachs Group, Inc., 3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	25,000,000	24,048,544
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	16,800,000	17,047,452
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	22,494,000	22,017,982
5.60% to 05/17/2027 then SOFR + 1.06%, 05/17/2028 (Callable 05/17/2027)	7,000,000	7,075,895
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	9,300,000	9,303,107
ING Groep NV
1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	12,000,000	11,536,048
6.08% to 09/11/2026 then SOFR + 1.56%, 09/11/2027 (Callable 09/11/2026)	23,317,000	23,763,975
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	15,300,000	14,985,391
Jackson National Life Global Funding
5.50%, 01/09/2026(a)	15,000,000	15,068,202
5.60%, 04/10/2026(a)	35,000,000	35,260,195
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	23,000,000	23,042,109
6.45%, 06/08/2027	2,380,000	2,454,730
JPMorgan Chase & Co.
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	10,000,000	10,232,356
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028 (Callable 01/23/2027)	15,000,000	15,054,530
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	27,200,000	27,664,446
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	10,000,000	9,911,548
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	26,194,000	26,614,968
KeyCorp, 5.77% (SOFR + 1.25%), 05/23/2025 (Callable 02/23/2025)	7,000,000	7,006,248

	Par	Value
Kimco Realty OP LLC, 3.85%, 06/01/2025 (Callable 03/01/2025)	$3,950,000	$3,930,323
Liberty Mutual Insurance Co.
8.50%, 05/15/2025(a)	2,093,000	2,114,390
7.88%, 10/15/2026(a)	13,335,000	13,875,217
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	27,500,000	27,908,621
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	30,000,000	30,367,279
4.63%, 11/15/2027 (Callable 01/05/2025)(a)	20,927,000	20,583,700
Macquarie Bank Ltd., 4.88%, 06/10/2025(a)	16,375,000	16,356,595
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026)(a)	25,000,000	23,625,986
Met Tower Global Funding, 5.40%, 06/20/2026(a)	47,200,000	47,729,289
Morgan Stanley, 5.65% to 04/13/2027 then SOFR + 1.01%, 04/13/2028 (Callable 04/13/2027)	25,000,000	25,424,666
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	19,800,000	20,076,056
Mutual of Omaha Cos. Global Funding
5.80%, 07/27/2026(a)	25,000,000	25,321,519
5.35%, 04/09/2027(a)	23,450,000	23,632,339
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)	51,450,000	52,020,325
Nationwide Building Society
4.00%, 09/14/2026(a)	34,021,000	33,362,017
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	18,400,000	18,878,260
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,000,000	2,913,465
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	6,000,000	6,060,347
5.58% to 03/01/2027 then 1 yr. CMT Rate + 1.10%, 03/01/2028 (Callable 03/01/2027)	10,000,000	10,117,910
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	24,000,000	23,764,108

The accompanying notes are an integral part of these financial statements.

15

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
NatWest Markets PLC, 1.60%, 09/29/2026(a)	$10,500,000	$9,959,693
Nomura Holdings, Inc., 1.65%, 07/14/2026	6,600,000	6,273,206
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	7,000,000	6,882,750
Pricoa Global Funding I, 5.55%, 08/28/2026(a)	10,000,000	10,149,772
Principal Life Global Funding II
5.00%, 01/16/2027(a)	15,850,000	15,936,721
4.60%, 08/19/2027(a)	17,750,000	17,697,241
Protective Life Global Funding, 5.21%, 04/14/2026(a)	20,000,000	20,106,316
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(a)	36,000,000	36,023,868
Royal Bank of Canada, 5.20%, 07/20/2026	20,000,000	20,183,830
Santander Holdings USA, Inc., 6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027 (Callable 05/31/2026)	15,000,000	15,221,334
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	8,409,000	8,004,507
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,000,000	4,735,932
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	2,500,000	2,406,809
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026)(a)	18,155,000	17,202,555
Societe Generale SA
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	10,000,000	9,982,646
5.25%, 02/19/2027(a)	5,000,000	5,003,265
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,516,403
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	5,000,000	4,753,290
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	25,000,000	25,083,760

	Par	Value
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	$2,000,000	$2,047,264
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026)(a)	8,000,000	8,134,526
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,762,076
6.75% to 02/08/2027 then 1 yr. CMT Rate + 1.85%, 02/08/2028 (Callable 02/08/2027)(a)	42,675,000	44,003,693
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	12,000,000	11,649,223
Sumitomo Mitsui Trust Bank Ltd.
5.20%, 03/07/2027(a)	10,000,000	10,091,287
4.45%, 09/10/2027(a)	18,150,000	17,993,893
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	3,555,000	3,600,361
Swedbank AB, 5.47%, 06/15/2026(a)	19,600,000	19,828,992
Synchrony Bank
5.40%, 08/22/2025 (Callable 07/22/2025)	5,000,000	5,006,226
5.63%, 08/23/2027 (Callable 07/23/2027)	6,367,000	6,410,069
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	2,266,000	2,216,368
3.95%, 12/01/2027 (Callable 09/01/2027)	42,500,000	41,087,278
Synovus Financial Corp., 5.20%, 08/11/2025 (Callable 07/11/2025)	31,353,000	31,332,015
Toronto-Dominion Bank, 5.53%, 07/17/2026	20,000,000	20,228,095
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (Callable 05/12/2025)(a)	12,000,000	11,972,103
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	5,000,000	4,940,660
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	22,300,000	23,045,888
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	10,000,000	9,626,976

The accompanying notes are an integral part of these financial statements.

16

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
US Bancorp, 6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027 (Callable 10/26/2026)	$25,000,000	$25,848,426
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	31,500,000	32,022,324
Westpac New Zealand Ltd., 5.13%, 02/26/2027(a)	25,000,000	25,170,998
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	11,997,000	11,862,967
		2,721,680,520
Industrials - 24.7%
7-Eleven, Inc., 1.30%, 02/10/2028 (Callable 12/10/2027)(a)	3,000,000	2,662,952
Advance Auto Parts, Inc.
5.90%, 03/09/2026	10,000,000	10,068,854
1.75%, 10/01/2027 (Callable 08/01/2027)	5,000,000	4,463,508
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	12,000,000	12,112,663
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028)(a)	32,255,000	32,703,621
Allegion US Holding Co., Inc., 3.55%, 10/01/2027 (Callable 07/01/2027)	3,000,000	2,892,663
Anglo American Capital PLC
4.88%, 05/14/2025(a)	956,000	954,907
4.75%, 04/10/2027(a)	11,594,000	11,497,301
4.00%, 09/11/2027(a)	3,184,000	3,097,708
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	24,300,000	23,819,573
ArcelorMittal SA
6.13%, 06/01/2025	1,413,000	1,417,100
4.55%, 03/11/2026	12,000,000	11,924,585
6.55%, 11/29/2027 (Callable 10/29/2027)	19,383,000	20,164,900
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	33,034,000	31,256,218
4.38%, 08/15/2027 (Callable 01/18/2025)(a)	21,744,000	21,352,548
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	9,477,000	9,390,585
AutoNation, Inc., 4.50%, 10/01/2025 (Callable 07/01/2025)	25,000,000	24,903,100
Bayer US Finance II LLC, 5.50%, 08/15/2025(a)	4,000,000	4,000,452
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026)(a)	10,000,000	10,191,557
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	2,500,000	2,460,646

	Par	Value
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 02/02/2025)(a)	$30,669,000	$30,546,231
BMW US Capital LLC, 4.60%, 08/13/2027(a)	25,000,000	24,871,612
Boeing Co., 6.26%, 05/01/2027 (Callable 04/01/2027)	7,000,000	7,166,636
Boston Medical Center Corp., 3.91%, 07/01/2028	16,680,000	15,714,892
Brambles USA, Inc., 4.13%, 10/23/2025 (Callable 07/25/2025)(a)	30,041,000	29,828,528
Broadcom, Inc., 5.05%, 07/12/2027 (Callable 06/12/2027)	45,375,000	45,790,276
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026)(a)	5,780,000	5,617,034
Celanese US Holdings LLC, 6.17%, 07/15/2027 (Callable 06/15/2027)	34,151,000	34,668,637
CF Industries, Inc., 4.50%, 12/01/2026(a)	31,150,000	30,830,858
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (Callable 01/18/2025)(a)	9,000,000	8,538,701
Charter Communications Operating LLC, 4.20%, 03/15/2028 (Callable 12/15/2027)	18,375,000	17,783,500
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	2,824,000	2,820,696
6.15%, 11/10/2026 (Callable 10/10/2026)	13,850,000	14,118,854
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026)(a)	7,000,000	7,099,589
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	45,900,000	46,684,651
Crown Castle, Inc., 1.05%, 07/15/2026 (Callable 06/15/2026)	20,300,000	19,178,984
CVS Health Corp., 4.30%, 03/25/2028 (Callable 12/25/2027)	26,434,000	25,607,842
CVS Pass-Through Trust
5.88%, 01/10/2028	3,232,671	3,241,081
6.04%, 12/10/2028	22,872,886	22,996,238
6.94%, 01/10/2030	5,759,926	5,928,282
CVS Pass-Through Trust Series 2009, 8.35%, 07/10/2031(a)	2,466,440	2,655,300

The accompanying notes are an integral part of these financial statements.

17

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Daimler Truck Finance North America LLC, 5.13%, 09/25/2027 (Callable 08/25/2027)(a)	$20,000,000	$20,114,527
DCP Midstream Operating LP, 5.63%, 07/15/2027 (Callable 04/15/2027)	22,291,000	22,595,027
Diamondback Energy, Inc., 5.20%, 04/18/2027 (Callable 03/18/2027)	7,300,000	7,371,301
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	51,950,000	49,193,878
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	15,000,000	14,679,341
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	17,790,000	18,099,085
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	20,000,000	20,287,371
Enbridge, Inc., 5.90%, 11/15/2026 (Callable 10/15/2026)	7,000,000	7,136,073
Energy Transfer LP
6.05%, 12/01/2026 (Callable 11/01/2026)	7,000,000	7,149,880
4.20%, 04/15/2027 (Callable 01/15/2027)	5,028,000	4,961,085
5.63%, 05/01/2027 (Callable 01/18/2025)(a)	14,600,000	14,603,270
5.50%, 06/01/2027 (Callable 03/01/2027)	14,000,000	14,178,516
EQT Corp., 5.70%, 04/01/2028 (Callable 03/01/2028)	10,184,000	10,325,191
Evernorth Health, Inc., 3.40%, 03/01/2027 (Callable 12/01/2026)	5,500,000	5,292,718
Ferguson Finance PLC
4.25%, 04/20/2027 (Callable 03/20/2027)(a)	3,100,000	3,052,313
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	15,000,000	14,666,862
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	28,600,000	28,188,704
6.00%, 01/15/2028 (Callable 12/15/2027)	4,845,000	4,942,034
FMC Corp.
5.15%, 05/18/2026 (Callable 04/18/2026)	37,735,000	37,773,413
3.20%, 10/01/2026 (Callable 08/01/2026)	4,550,000	4,413,102
Ford Motor Credit Co. LLC
4.54%, 08/01/2026 (Callable 06/01/2026)	26,417,000	26,109,582

	Par	Value
5.80%, 03/05/2027 (Callable 02/05/2027)	$21,000,000	$21,199,797
7.35%, 11/04/2027 (Callable 10/04/2027)	5,000,000	5,234,805
Freeport-McMoRan, Inc., 4.13%, 03/01/2028 (Callable 02/02/2025)	5,372,000	5,225,961
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026)(a)	25,307,000	23,800,057
General Motors Financial Co., Inc.
5.40%, 04/06/2026	10,000,000	10,055,362
5.35%, 07/15/2027	30,000,000	30,295,326
Glencore Funding LLC, 5.34%, 04/04/2027(a)	29,875,000	30,136,022
Global Payments, Inc., 2.15%, 01/15/2027 (Callable 12/15/2026)	10,000,000	9,477,753
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (Callable 09/15/2025)(a)	30,525,000	29,976,070
3.45%, 10/15/2027 (Callable 08/15/2027)(a)	17,173,000	16,344,916
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025)(a)	27,407,000	27,297,973
6.19%, 11/01/2025(a)	13,720,000	13,846,107
HCA, Inc., 5.38%, 09/01/2026 (Callable 03/01/2026)	4,250,000	4,262,647
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (Callable 11/01/2027)(a)	32,200,000	31,791,540
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027 (Callable 08/25/2027)	17,625,000	17,442,136
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	40,161,000	39,243,750
HF Sinclair Corp.
5.88%, 04/01/2026 (Callable 01/01/2026)	32,216,000	32,457,287
6.38%, 04/15/2027 (Callable 01/13/2025)	7,395,000	7,502,980
5.00%, 02/01/2028 (Callable 02/01/2025)	15,215,000	15,029,292
Hyatt Hotels Corp., 5.75%, 01/30/2027 (Callable 12/30/2026)	20,000,000	20,306,208
Hyundai Capital America
1.80%, 10/15/2025 (Callable 09/15/2025)(a)	5,557,000	5,418,109
5.50%, 03/30/2026(a)	20,000,000	20,122,892
5.65%, 06/26/2026(a)	20,000,000	20,191,853
5.28%, 06/24/2027(a)	5,000,000	5,038,083
Icon Investments Six DAC, 5.81%, 05/08/2027 (Callable 04/08/2027)	20,000,000	20,341,705

The accompanying notes are an integral part of these financial statements.

18

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Illumina, Inc., 4.65%, 09/09/2026	$15,375,000	$15,322,076
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	8,145,000	7,993,740
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025 (Callable 09/01/2025)(a)	22,000,000	21,386,309
1.83%, 10/15/2027 (Callable 08/15/2027)(a)	24,255,000	22,272,714
Jabil, Inc., 4.25%, 05/15/2027 (Callable 04/15/2027)	8,345,000	8,230,170
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027 (Callable 12/15/2026)	7,700,000	7,312,795
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/2025(a)	5,000,000	4,978,000
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	55,000,000	52,294,522
L3Harris Technologies, Inc., 5.40%, 01/15/2027	20,000,000	20,244,513
LG Energy Solution Ltd., 5.38%, 07/02/2027(a)	30,000,000	30,095,978
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	50,425,000	51,248,598
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	4,260,000	4,197,071
Microchip Technology, Inc., 4.90%, 03/15/2028	25,000,000	24,920,719
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 02/02/2025)(a)	2,090,000	2,084,076
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	4,200,000	4,113,954
National Fuel Gas Co., 5.50%, 10/01/2026	18,750,000	18,893,043
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	6,460,000	6,410,974
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(a)	5,000,000	5,113,190
5.30%, 09/13/2027(a)	27,225,000	26,911,706
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025)(a)	5,291,000	5,214,585
Occidental Petroleum Corp.
3.40%, 04/15/2026 (Callable 01/15/2026)	10,839,000	10,594,196
3.00%, 02/15/2027 (Callable 11/15/2026)	5,920,000	5,651,548
8.50%, 07/15/2027 (Callable 01/15/2027)	22,992,000	24,567,412
5.00%, 08/01/2027 (Callable 07/01/2027)	7,000,000	7,002,793

	Par	Value
ONEOK, Inc., 5.55%, 11/01/2026 (Callable 10/01/2026)	$10,000,000	$10,123,782
Owens Corning, 5.50%, 06/15/2027 (Callable 05/15/2027)	15,000,000	15,257,036
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.75%, 05/24/2026 (Callable 04/24/2026)(a)	14,275,000	14,420,034
5.35%, 01/12/2027 (Callable 12/12/2026)(a)	12,000,000	12,080,137
4.20%, 04/01/2027 (Callable 01/01/2027)(a)	1,825,000	1,794,226
POSCO
5.63%, 01/17/2026(a)	10,000,000	10,060,829
4.50%, 08/04/2027(a)	9,000,000	8,885,231
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 02/02/2025)(a)	18,956,000	18,251,707
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	1,954,000	1,868,946
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	25,839,000	25,713,991
Quanta Services, Inc., 4.75%, 08/09/2027 (Callable 07/09/2027)	30,400,000	30,355,981
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	38,750,000	37,101,787
Regal Rexnord Corp.
6.05%, 02/15/2026	30,375,000	30,647,388
6.05%, 04/15/2028 (Callable 03/15/2028)	20,450,000	20,800,718
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	809,000	766,239
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	1,000,000	975,258
RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	15,000,000	15,264,427
Ryder System, Inc., 5.30%, 03/15/2027 (Callable 02/15/2027)	12,350,000	12,484,596
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (Callable 04/29/2027)(a)	27,775,000	27,936,647
Silgan Holdings, Inc., 1.40%, 04/01/2026 (Callable 03/01/2026)(a)	7,000,000	6,668,468
SK Hynix, Inc.
6.25%, 01/17/2026(a)	13,000,000	13,150,085
5.50%, 01/16/2027(a)	15,000,000	15,118,875
6.38%, 01/17/2028(a)	4,700,000	4,845,490
Smith & Nephew PLC, 5.15%, 03/20/2027 (Callable 02/20/2027)	10,000,000	10,070,896

The accompanying notes are an integral part of these financial statements.

19

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	$5,852,000	$5,967,186
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)(a)	50,571,000	51,044,462
Sonoco Products Co., 4.45%, 09/01/2026	10,000,000	9,928,329
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)(a)	23,250,000	23,169,913
Southern Copper Corp., 3.88%, 04/23/2025	15,534,000	15,456,571
Sprint Capital Corp., 6.88%, 11/15/2028	3,647,000	3,873,145
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026)(a)	5,000,000	4,664,063
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	25,385,000	24,105,282
The Campbell’s Co., 5.20%, 03/19/2027	7,000,000	7,064,461
T-Mobile USA, Inc., 2.63%, 04/15/2026 (Callable 01/13/2025)	6,000,000	5,847,093
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	23,688,000	22,697,959
United Rentals North America, Inc., 3.88%, 11/15/2027 (Callable 01/13/2025)	11,000,000	10,538,223
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	6,698,000	6,339,446
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	27,613,000	27,177,399
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	6,575,000	6,551,698
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	8,395,000	8,865,002
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	16,819,000	16,679,509
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (Callable 11/01/2026)(a)	25,144,000	25,360,225
Videotron Ltd., 5.13%, 04/15/2027 (Callable 02/02/2025)(a)	24,026,000	23,908,460
Viterra Finance BV, 2.00%, 04/21/2026 (Callable 03/21/2026)(a)	49,121,000	47,042,131

	Par	Value
Volkswagen Group of America Finance LLC
5.70%, 09/12/2026(a)	$35,000,000	$35,302,798
4.85%, 08/15/2027(a)	12,000,000	11,874,064
VontierCorp.
1.80%, 04/01/2026 (Callable 03/01/2026)	16,952,000	16,256,618
2.40%, 04/01/2028 (Callable 02/01/2028)	1,930,000	1,741,690
Warnermedia Holdings, Inc., 3.76%, 03/15/2027 (Callable 02/15/2027)	47,197,000	45,468,752
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	50,194,000	48,268,943
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	52,570,000	52,063,219
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/18/2025)	1,692,000	1,687,661
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	30,724,000	30,478,082
Weyerhaeuser Co., 4.75%, 05/15/2026	28,250,000	28,255,773
		2,789,571,380
Utilities - 2.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026(c)	30,000,000	30,141,241
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (Callable 05/06/2027)(a)	25,000,000	25,163,592
Ameren Corp., 5.70%, 12/01/2026 (Callable 11/01/2026)	20,000,000	20,324,319
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (Callable 07/05/2027)(a)	1,000,000	988,913
DTE Energy Co., 4.95%, 07/01/2027 (Callable 06/01/2027)	23,175,000	23,259,579
Enel Finance International NV, 4.50%, 06/15/2025(a)	25,000,000	24,926,615
Essential Utilities, Inc., 4.80%, 08/15/2027 (Callable 07/15/2027)	25,400,000	25,361,513
Eversource Energy, 5.00%, 01/01/2027	12,000,000	12,031,130
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	35,209,000	33,849,333
FirstEnergy Pennsylvania Electric Co., 5.15%, 03/30/2026(a)	7,000,000	7,018,021
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026)(a)	21,525,000	20,751,777

The accompanying notes are an integral part of these financial statements.

20

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Pennsylvania-American Water Co., 7.80%, 09/01/2026(a)	$8,000,000	$8,212,287
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	16,855,000	16,751,996
Spire, Inc., 5.30%, 03/01/2026	20,000,000	20,094,969
Transelec SA, 4.25%, 01/14/2025(a)	5,000,000	4,986,300
		273,861,585
TOTAL CORPORATE BONDS (Cost $5,750,392,852)		5,785,113,485
U.S. TREASURY SECURITIES - 33.3%
United States Treasury Note/Bond
4.50%, 07/15/2026	195,575,000	196,270,209
4.38%, 08/15/2026	980,700,000	982,462,200
1.13%, 10/31/2026	420,000,000	397,014,845
4.63%, 11/15/2026	620,600,000	624,599,959
4.13%, 02/15/2027	54,700,000	54,546,156
4.25%, 03/15/2027	434,725,000	434,572,168
3.13%, 08/31/2027	325,825,000	316,406,621
4.13%, 11/15/2027	288,000,000	286,695,000
3.88%, 11/30/2027	475,775,000	470,348,192
TOTAL U.S. TREASURY SECURITIES (Cost $3,769,809,538)		3,762,915,350
ASSET-BACKED SECURITIES - 5.1%
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/2029 (Callable 08/15/2027)	11,000,000	10,922,439
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (Callable 07/15/2027)(a)	18,725,000	18,955,490
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 11/25/2027)(a)	6,060,000	6,144,470
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027)(a)	30,965,000	31,439,712
DLLAD LLC, Series 2024-1A, Class A3, 5.30%, 07/20/2029 (Callable 03/20/2029)(a)	41,447,000	41,993,222
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	28,000,000	28,406,552
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	64,088,000	64,393,270

	Par	Value
General Motors Co.
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	$750,000	$757,416
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	8,175,000	8,178,822
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027 (Callable 02/20/2027)	10,150,000	10,092,909
GreatAmerica Leasing Receivables, Series 2024-2, Class A3, 5.00%, 09/15/2028 (Callable 09/15/2028)(a)	10,375,000	10,451,858
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A3, 4.31%, 07/16/2029 (Callable 07/15/2028)	10,900,000	10,844,119
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	23,410,000	23,743,316
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	29,416,000	29,570,140
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	10,000,000	10,131,355
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 05/25/2025)(a)	2,368,550	2,348,237
MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, 12/13/2029(a)	6,575,000	6,682,437
Navient Student Loan Trust
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (Callable 12/15/2029)(a)	2,740,622	2,662,755
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (Callable 01/15/2027)(a)	1,373,074	1,331,008
Series 2019-FA, Class A2, 2.60%, 08/15/2068 (Callable 05/15/2027)(a)	6,359,607	6,038,737
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 09/15/2028)(a)	7,047,466	6,349,998
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 02/15/2030)(a)	19,639,687	17,335,422
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	5,536,604	5,121,871
Series 2021-BA, Class AFX, 1.42%, 04/20/2062 (Callable 07/20/2029)(a)	7,645,713	7,080,115
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032)(a)	7,713,919	7,166,741

The accompanying notes are an integral part of these financial statements.

21

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Santander Holdings USA, Inc.
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 01/15/2026)(a)	$1,035,526	$1,035,738
Series 2023-B, Class B, 5.64%, 12/15/2033 (Callable 12/15/2027)(a)	2,780,391	2,801,585
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56%, 11/22/2027 (Callable 04/20/2027)(a)	29,175,000	29,537,628
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.47%, 10/20/2028 (Callable 08/20/2027)(a)	27,100,000	27,341,911
Synchrony Bank, Series 2023-A1, Class A, 5.54%, 07/15/2029	39,099,000	39,639,579
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2025)(a)(d)	7,476,220	7,250,423
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2025)(a)(d)	4,807,576	4,659,756
Verizon Master Trust, Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	22,000,000	21,976,698
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	43,500,000	43,910,257
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/2039(a)	27,975,000	28,009,501
TOTAL ASSET-BACKED SECURITIES (Cost $575,525,531)		574,305,487
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
BBCMS Trust, Series 2021-C9, Class ASB, 1.96%, 02/15/2054 (Callable 02/15/2031)	13,500,000	12,355,034
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3, 3.84%, 12/10/2054 (Callable 12/10/2026)	2,750,000	2,674,044
Series 2017-C8, Class A4, 3.57%, 06/15/2050 (Callable 05/15/2027)	27,927,000	26,794,518
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 06/10/2025)	41,915,000	41,580,120

	Par	Value
Series 2016-C3, Class A4, 3.15%, 11/15/2049 (Callable 11/15/2026)	$16,564,000	$15,957,416
Series 2016-C3, Class AAB, 2.98%, 11/15/2049 (Callable 11/15/2026)	486,697	481,502
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027)(d)	6,017,000	5,788,881
Commercial Mortgage Pass Through Certificates
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	5,170,000	5,131,836
Series 2015-LC21, Class A4, 3.71%, 07/10/2048 (Callable 01/10/2026)	30,235,955	30,065,137
Computershare Corporate Trust
Series 2015-C31, Class ASB, 3.49%, 11/15/2048 (Callable 11/15/2025)	328,474	326,843
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	14,925,000	14,333,024
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	5,260,000	5,097,364
Series 2017-C38, Class A5, 3.45%, 07/15/2050 (Callable 06/15/2027)	38,228,000	36,733,943
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	16,723,632	16,650,769
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	37,619,067	37,314,702
Series 2016-C5, Class A5, 3.76%, 11/15/2048 (Callable 11/15/2025)	4,253,000	4,205,041
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 01/10/2025)	4,037,791	3,866,129
Series 2015-GS1, Class A2, 3.47%, 11/10/2048 (Callable 11/10/2025)	2,049,833	2,025,428
Series 2016-GS2, Class A4, 3.05%, 05/10/2049 (Callable 05/10/2026)	5,008,000	4,895,756
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	3,309,000	3,189,586
Series 2017-GS6, Class A3, 3.43%, 05/10/2050 (Callable 05/10/2027)	8,042,760	7,695,926

The accompanying notes are an integral part of these financial statements.

22

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
JP Morgan Chase Commercial Mortgage Securities, Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	$2,065,000	$1,998,923
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	931,537	928,924
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 01/15/2025)	1,951,332	1,922,042
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	14,532,393	14,481,731
Series 2015-C31, Class A3, 3.80%, 08/15/2048 (Callable 08/15/2025)	17,174,125	17,017,624
Series 2015-C31, Class ASB, 3.54%, 08/15/2048 (Callable 08/15/2025)	917,658	913,180
Series 2015-C33, Class ASB, 3.56%, 12/15/2048 (Callable 11/15/2025)	636,912	633,107
Series 2016-C1, Class A5, 3.58%, 03/17/2049 (Callable 02/15/2026)	23,313,790	22,973,173
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	9,010,000	8,738,062
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	3,000,000	2,864,072
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4, 3.34%, 03/15/2048 (Callable 03/15/2031)	10,702,782	10,676,632
Series 2015-C27, Class ASB, 3.56%, 12/15/2047 (Callable 11/15/2025)	382,128	381,039
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	28,125,000	27,614,616
Series 2016-C30, Class ASB, 2.73%, 09/15/2049 (Callable 10/15/2026)	809,574	800,831
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	2,800,000	2,684,201
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	8,030,000	7,686,476

	Par	Value
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	$10,284,000	$10,110,222
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(d)	2,700,000	2,605,253
Series 2018-C8, Class A4, 3.98%, 02/15/2051 (Callable 02/15/2028)	5,000,000	4,821,644
Series 2018-C9, Class A4, 4.12%, 03/15/2051 (Callable 04/15/2028)(d)	10,000,000	9,622,984
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	585,815	583,851
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $417,713,797)		427,221,586
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 3.5%
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2025)(a)(d)	3,328,148	3,181,855
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2025)(a)(d)	4,457,441	4,192,721
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 01/25/2025)(a)	2,544,817	2,410,075
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025)(a)(c)	9,403,986	8,888,218
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(d)	25,331,936	25,070,073
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.29%, 02/25/2058 (Callable 10/25/2043)(a)(d)	3,117,353	3,054,685
COLT Funding LLC, Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 01/25/2025)(a)(d)	15,443,951	13,107,931
Countrywide Alternative Loan Trust
Series 2004-J2, Class 3A3, 5.50%, 04/25/2034 (Callable 01/25/2025)	20,836	20,802
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2025)	390,488	182,075

The accompanying notes are an integral part of these financial statements.

23

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL1, Class A1A, 3.65%, 07/25/2058 (Callable 06/25/2040)(a)(d)	$13,797,766	$13,459,151
FirstKey Homes 2020-SFR1 Trust, Series 2020-SFR1, Class A, 1.34%, 08/17/2037(a)	28,097,937	27,526,687
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	68,928,858	67,201,260
FirstKey Homes Trust, Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	6,518,660	6,442,572
GCAT, Series 2022-HX1, Class A1, 2.89%, 12/27/2066 (Callable 02/25/2032)(a)(d)	23,438,516	21,391,933
Home Partners of America Trust, Series 2019-2, Class A, 2.70%, 10/19/2039 (Callable 01/17/2025)(a)	19,042,417	18,000,040
MASTR Alternative Loans Trust
Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 01/25/2025)	946,056	950,632
Series 2003-5, Class 7A1, 5.00%, 10/01/2031	2,026	2,027
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025)(a)(d)	18,261,115	17,601,118
Mill City Mortgage Trust, Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2032)(a)(d)	81,385	80,916
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2045)(a)(d)	27,123,030	25,851,442
Onslow Bay Mortgage Loan Trust, Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(c)	7,760,432	7,906,785
Renaissance NIM Trust, Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 11/25/2033)(c)	1,914,212	454,148
Rithm Capital Corp.
Series 2020-RPL1, Class A1, 2.75%, 11/25/2059 (Callable 01/25/2040)(a)(d)	43,584,502	41,443,056
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(d)	29,536,739	29,188,323
Structured Asset Securities Corp., Series 2004-4XS, Class 1A6, 4.81%, 02/25/2034 (Callable 01/25/2025)(c)	4,429	4,356

	Par	Value
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.74%, 10/25/2043 (Callable 01/25/2025)(d)	$1,072,258	$1,022,354
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 07/25/2027)(a)(d)	1,129,399	1,122,517
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 10/25/2028)(a)(d)	7,341,625	7,126,618
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2032)(a)(d)	16,612,521	16,221,211
Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 07/25/2030)(a)(d)	2,510,431	2,444,670
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 07/25/2032)(a)(d)	1,352,855	1,338,063
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 07/25/2031)(a)(d)	5,134,174	4,883,999
Series 2020-1, Class A1, 2.71%, 01/25/2060 (Callable 07/25/2030)(a)(d)	2,881,557	2,734,062
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031)(a)	25,452,440	22,796,753
WaMu Mortgage Pass Through Certificates, Series 2004-AR3, Class A1, 5.70%, 06/25/2034 (Callable 01/25/2025)(d)	1,061,243	971,191
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $408,719,780)		398,274,319
MUNICIPAL BONDS - 1.2%
Alaska Industrial Development & Export Authority, 0.00%, 03/01/2025(e)	1,555,000	1,542,095
Arlington Higher Education Finance Corp., 3.00%, 08/15/2044 (Callable 02/03/2025)(f)	32,010,000	30,956,256
California Municipal Finance Authority
5.50%, 04/01/2029 (Callable 10/01/2025)	10,050,000	9,864,889
5.75%, 04/01/2030 (Callable 10/01/2025)	5,000,000	4,889,728
City of Brockton MA, 5.41%, 08/01/2027	27,725,000	28,051,662
County of Broward FL Professional Sports Facilities Tax Revenue, 6.00%, 09/01/2028	14,175,000	14,531,172

The accompanying notes are an integral part of these financial statements.

24

BAIRD SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
General Authority of Southcentral Pennsylvania, 5.50%, 05/01/2050(f)	$6,855,000	$6,824,695
Illinois Housing Development Authority, 4.00%, 02/01/2034 (Callable 08/01/2025)	445,000	443,992
Massachusetts Educational Financing Authority, 2.00%, 07/01/2037 (Callable 07/01/2031)(g)	755,000	650,807
Minnesota Housing Finance Agency, 4.34%, 01/01/2047 (Callable 01/01/2032)	1,755,000	1,704,745
Mississippi Hospital Equipment & Facilities Authority, 3.72%, 09/01/2026	7,500,000	7,337,763
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 02/03/2025)	170,000	169,386
New Jersey Economic Development Authority, 6.31%, 07/01/2026	2,730,000	2,745,032
Peralta Community College District, 0.00%, 08/05/2031 (Callable 08/05/2025)(e)	24,275,000	23,539,232
TennergyCorp./TN
5.97%, 06/01/2026	1,150,000	1,160,157
5.95%, 06/01/2027	800,000	806,894
Utah Housing Corp., 3.88%, 01/01/2050 (Callable 07/01/2029)	3,300,000	3,201,665
Westvaco Corp., 7.67%, 01/15/2027(a)	3,900,000	4,018,140
TOTAL MUNICIPAL BONDS (Cost $146,347,589)		142,438,310
OTHER GOVERNMENT RELATED SECURITIES - 0.3%
Korea Electric Power Corp., 5.38%, 04/06/2026(a)	15,000,000	15,068,260
Korea National Oil Corp., 4.13%, 09/30/2027(a)	20,000,000	19,720,430
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $34,944,650)		34,788,690

	Shares	Value
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class U, 4.43%(h)	340,017,936	$340,017,936
TOTAL SHORT-TERM INVESTMENTS (Cost $340,017,936)		340,017,936
TOTAL INVESTMENTS - 101.4% (Cost $11,443,471,673)		$11,465,075,163
Liabilities in Excess of Other Assets - (1.4)%		(160,554,610)
TOTAL NET ASSETS - 100.0%		$11,304,520,553

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $3,587,620,683 or 31.7% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)	Zero coupon bonds make no periodic interest payments.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $650,807 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

25

BAIRD SHORT-TERM BOND FUND
SUMMARY OF FAIR VALUE DISCLOSURE
as of December 31, 2024
Baird Short-Term Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$5,785,113,485	$ —	$5,785,113,485
U.S. Treasury Securities	—	3,762,915,350	—	3,762,915,350
Asset-Backed Securities	—	574,305,487	—	574,305,487
Non-Agency Commercial Mortgage-Backed Securities	—	427,221,586	—	427,221,586
Non-Agency Residential Mortgage-Backed Securities	—	398,274,319	—	398,274,319
Municipal Bonds	—	142,438,310	—	142,438,310
Other Government Related Securities	—	34,788,690	—	34,788,690
Money Market Funds	340,017,936	—	—	340,017,936
Total Investments	$ 340,017,936	$ 11,125,057,227	$—	$ 11,465,075,163

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

26

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 48.0%
United States Treasury Note/Bond
1.13%, 10/31/2026	$272,320,000	$257,416,863
4.63%, 11/15/2026	398,175,000	400,741,361
4.13%, 02/15/2027	744,425,000	742,331,305
3.13%, 08/31/2027	455,825,000	442,648,809
3.88%, 11/30/2027	128,500,000	127,034,297
1.13%, 08/31/2028	397,900,000	354,845,979
2.38%, 03/31/2029	210,025,000	193,805,492
2.75%, 05/31/2029	249,500,000	233,243,516
3.88%, 12/31/2029	623,575,000	609,130,471
4.13%, 08/31/2030	379,575,000	373,688,623
4.00%, 01/31/2031	362,425,000	353,562,578
1.25%, 08/15/2031	41,725,000	34,048,252
1.38%, 11/15/2031	190,300,000	155,495,915
1.88%, 02/15/2032	140,400,000	118,084,078
2.88%, 05/15/2032	97,350,000	87,428,666
3.50%, 02/15/2033	308,975,000	287,455,373
4.38%, 05/15/2034	254,425,000	250,568,871
TOTAL U.S. TREASURY SECURITIES
(Cost $5,064,323,148)		5,021,530,449
CORPORATE BONDS - 37.8%
Financials - 18.2%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	26,048,000	25,943,527
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,550,000	11,945,879
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	5,000,000	5,110,687
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	8,000,000	7,981,849
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,086,097
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	10,350,000	9,907,654
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,567,479
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	10,759,816
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	11,195,000	11,699,551
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	16,000,000	16,005,275

	Par	Value
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	$14,000,000	$15,108,961
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,236,440
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	9,000,000	7,008,706
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,333,678
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,687,211
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(a)	5,000,000	5,337,582
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	15,000,000	15,476,535
6.75%, 10/25/2028 (Callable 09/25/2028)(a)	6,850,000	7,192,487
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	4,000,000	4,002,012
Banco Santander SA
5.18%, 11/19/2025	5,000,000	4,994,373
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,253,779
6.61%, 11/07/2028	6,600,000	6,938,983
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,018,453
2.75%, 12/03/2030	4,000,000	3,386,894
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,701,553
6.92%, 08/08/2033	4,000,000	4,200,467
6.35%, 03/14/2034	5,000,000	5,070,571
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,767,059
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	675,000	661,332
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,918,347
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,592,760

The accompanying notes are an integral part of these financial statements.

27

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	$10,000,000	$10,019,289
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,176,946
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,640,782
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,588,206
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	3,947,113
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,159,550
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,578,157
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	11,243,000	10,690,755
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	5,847,000	5,902,511
Bank of Montreal
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	10,000,000	9,968,637
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,492,763
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,964,082
5.25%, 06/12/2028	5,000,000	5,052,315
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,175,420
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	14,850,000	14,776,059
5.79%, 07/13/2028(a)	2,500,000	2,552,313
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,597,262
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	10,000,000	10,404,242

	Par	Value
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	$6,500,000	$6,677,750
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,577,376
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	9,607,391
BNP Paribas SA
4.38%, 05/12/2026(a)	8,288,000	8,195,992
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	4,250,000	4,091,033
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	5,000,000	5,018,806
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	2,000,000	1,791,180
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	4,625,000	4,609,417
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	5,000,000	4,249,958
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	7,000,000	5,967,795
Boston Properties LP, 3.20%, 01/15/2025	12,400,000	12,390,026
BPCE SA
4.88%, 04/01/2026(a)	3,386,000	3,372,914
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028)(a)	5,000,000	5,196,853
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	11,500,000	9,519,885
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032)(a)	6,200,000	6,113,650
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	4,000,000	4,009,209
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	5,000,000	4,956,376
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,565,569
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	2,940,967
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,224,566

The accompanying notes are an integral part of these financial statements.

28

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	$15,525,000	$15,720,793
5.24%, 06/28/2027	6,475,000	6,543,675
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	13,988,044
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,895,511
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,188,240
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,020,596
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,251,944
Centene Corp., 2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,913,044
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,724,745
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,887,074
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	4,995,247
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,592,357
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,667,803
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,240,895
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	289,966
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,171,040
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,186,179
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,240,889
CNO Global Funding
2.65%, 01/06/2029(a)	15,000,000	13,565,487
4.95%, 09/09/2029(a)	5,000,000	4,954,125

	Par	Value
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	$22,000,000	$18,751,377
3.78%, 03/14/2032(a)	20,000,000	17,869,416
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,700,000	7,669,170
3.75%, 07/21/2026	1,826,000	1,789,110
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027)(a)	7,700,000	7,470,474
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	2,730,000	2,702,112
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,206,597
Corebridge Global Funding, 5.20%, 06/24/2029(a)	3,000,000	3,015,891
Credit Agricole SA
5.59%, 07/05/2026(a)	8,200,000	8,293,943
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026)(a)	4,000,000	3,841,170
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	14,250,000	14,722,909
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,500,000	7,532,316
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	5,000,000	4,883,879
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	25,000,000	24,637,663
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029)(a)	12,650,000	12,824,411
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,304,854
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,611,562
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	18,700,000	18,898,160
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,232,888

The accompanying notes are an integral part of these financial statements.

29

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	$4,000,000	$3,492,415
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,286,311
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,231,910
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	650,000	635,365
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	9,796,634
Discover Financial Services
3.75%, 03/04/2025 (Callable 01/13/2025)	250,000	249,463
4.10%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,784,261
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,686,021
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,715,331
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	1,284,000	1,251,098
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,818,069
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,435,336
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,120,549
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,388,404
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	3,000,000	2,962,875
5.70%, 03/14/2028(a)	3,275,000	3,338,658
5.25%, 04/26/2029(a)	9,300,000	9,339,791
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,186,936
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	2,940,140
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	14,895,330
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,907,700

	Par	Value
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	$26,125,000	$25,409,542
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,881,370
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	3,100,000	3,016,083
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	4,949,633
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,172,429
Guardian Life Global Funding
5.55%, 10/28/2027(a)	15,300,000	15,625,786
5.74%, 10/02/2028(a)	22,200,000	22,865,344
Hartford Financial Services Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,484,886
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030)(a)	10,275,000	8,884,203
5.45%, 06/15/2034 (Callable 03/15/2034)(a)	7,500,000	7,499,883
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	5,000,000	4,806,909
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,220,940
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	6,916,134
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	10,000,000	10,003,341
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,796,256
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,651,844
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,249,345
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	9,100,000	9,026,535

The accompanying notes are an integral part of these financial statements.

30

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	$4,837,000	$4,787,339
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,260,812
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,369,291
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	3,833,000	3,754,183
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,355,446
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	10,000,000	10,074,341
5.25%, 04/12/2028(a)	7,281,000	7,250,700
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,700,000	1,703,112
6.45%, 06/08/2027	3,325,000	3,429,402
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,730,272
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,525,111
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,145,117
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,370,833
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,503,175
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,320,776
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	124,356
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,289,958
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,003,081

	Par	Value
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	$2,500,000	$2,460,362
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,518,328
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,149,905
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,554,395
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	4,974,392
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(a)	1,859,000	1,820,643
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,464,560
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,729,984
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	7,000,000	6,724,299
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,061,213
4.63%, 11/15/2027 (Callable 01/05/2025)(a)	10,800,000	10,622,830
4.00%, 03/15/2029 (Callable 02/02/2025)(a)	21,323,000	20,201,395
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	3,292,000	3,037,114
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	5,000,000	5,152,908
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	5,000,000	4,238,570
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	4,350,000	3,675,587
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	5,000,000	4,678,142
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	755,366
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033(a)	10,000,000	9,828,140

The accompanying notes are an integral part of these financial statements.

31

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
MBIA Insurance Corp., 16.18% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	$500,000	$15,625
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	640,000	655,134
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	5,000,000	4,755,209
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,064,491
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,062,336
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,095,016
Morgan Stanley
3.13%, 07/27/2026	4,750,000	4,639,703
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,553,704
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	487,658
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	15,540,773
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	6,871,510
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	13,750,000	13,856,915
National Australia Bank Ltd., 2.33%, 08/21/2030(a)	8,200,000	6,977,854
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,597,175
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027)(a)	6,825,000	6,893,905
Nationwide Building Society, 4.00%, 09/14/2026(a)	33,421,000	32,773,639
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031(a)	9,017,000	10,120,207
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	8,000,000	7,921,369

	Par	Value
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	$7,000,000	$7,137,384
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	4,700,000	4,651,196
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	6,850,000	6,606,241
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,728,171
New York Life Global Funding, 5.00%, 01/09/2034(a)	4,140,000	4,092,651
Nomura Holdings, Inc.
1.65%, 07/14/2026	13,725,000	13,045,416
3.10%, 01/16/2030	5,000,000	4,512,765
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	6,556,000	6,542,072
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,014,528
Principal Financial Group, Inc., 3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	825,480
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,843,535
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029)(a)	1,400,000	1,297,491
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(a)	11,775,000	11,139,894
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032)(a)	14,000,000	12,809,647
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,304,243
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	4,425,000	4,260,053
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,153,727
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	2,000,000	1,895,076
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	5,000,000	4,982,252

The accompanying notes are an integral part of these financial statements.

32

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Societe Generale SA
4.25%, 04/14/2025(a)	$5,846,000	$5,825,750
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	7,415,000	7,156,274
5.25%, 02/19/2027(a)	10,000,000	10,006,531
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026)(a)	10,000,000	9,516,403
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	2,000,000	1,996,588
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 02/02/2025)(a)(b)	325,000	324,346
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025)(a)	4,500,000	4,484,406
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	4,500,000	4,334,193
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	5,000,000	4,762,076
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	9,000,000	8,841,150
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	4,500,000	4,508,925
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,382,709
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,017,481
5.85%, 07/13/2030	12,000,000	12,422,275
Svenska Handelsbanken AB, 5.50%, 06/15/2028(a)	14,275,000	14,457,147
Swedbank AB, 5.41%, 03/14/2029(a)	7,000,000	7,053,897
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,584,555
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	1,050,000	1,045,811

	Par	Value
3.70%, 08/04/2026 (Callable 05/04/2026)	$3,000,000	$2,934,291
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	24,705,539
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	12,622,726
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,375,000	1,365,301
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,278,344
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	15,000,000	13,709,414
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	5,400,000	5,438,692
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	5,000,000	4,730,550
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	500,000	488,872
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027)(a)	1,500,000	1,490,483
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027)(a)	7,000,000	7,234,135
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	27,887,000	26,846,749
Voya Financial, Inc., 3.65%, 06/15/2026	2,910,000	2,861,098
Wells Fargo & Co.
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	600,000	586,089
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,546,401
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,232,010
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	4,982,006
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	8,000,000	8,123,473

The accompanying notes are an integral part of these financial statements.

33

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	$8,000,000	$8,324,681
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,118,655
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	4,250,000	4,302,687
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	2,300,000	2,295,051
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	3,936,834
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	7,980,379
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,639,390
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,818,885
		1,909,560,463
Industrials - 17.0%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	227,703
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,454,381
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	215,261
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	238,733
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028)(a)	2,500,000	2,534,771
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,940,791
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	2,953,018
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,018,495
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,157,186
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,461,105

	Par	Value
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	$7,800,000	$7,848,736
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,519,549
Anglo American Capital PLC
4.00%, 09/11/2027(a)	1,497,000	1,456,429
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	4,469,000	4,380,645
2.25%, 03/17/2028 (Callable 01/17/2028)(a)	6,500,000	5,945,003
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	300,000	260,133
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	4,500,000	4,475,050
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	8,789,566
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034)(a)	10,000,000	10,154,186
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,283,638
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,403,395
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026)(a)	10,075,000	9,532,797
4.00%, 05/01/2028 (Callable 01/13/2025)(a)	7,166,000	6,887,391
4.25%, 11/01/2029 (Callable 01/13/2025)(a)	2,000,000	1,895,542
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	11,225,000	11,083,388
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	3,075,000	3,112,227
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	12,000,000	12,024,000
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,545,030
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,305,806
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,422,914
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,045,188
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,052,563
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,802,217
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	12,345,000	12,493,677

The accompanying notes are an integral part of these financial statements.

34

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.80%, 05/03/2029 (Callable 02/03/2029)	$1,750,000	$1,725,541
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	201,027
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	9,961,042
British Telecommunications PLC, 9.63%, 12/15/2030	20,181,000	24,487,067
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,922,298
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	546,431
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,652,253
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	10,000,000	8,625,384
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,034,964
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	245,208
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,087,752
Carlisle Cos., Inc., 3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	267,670
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,913,318
CBRE Services, Inc., 5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,169,885
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,461,326
Celanese US Holdings LLC, 6.05%, 03/15/2025	2,705,000	2,706,894
CF Industries, Inc., 4.50%, 12/01/2026(a)	5,950,000	5,889,040
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,562,618
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,814,604
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,681,461
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,787,456

	Par	Value
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	$347,000	$346,594
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,939,996
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,065,805
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,315,286
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,223,022
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,097,099
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	5,000,000	5,033,435
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,661,743
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,255,145
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031)(a)	5,000,000	4,281,784
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	242,342
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,707,102
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,459,248
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	7,947,186
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	880,000	877,683
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028)(a)	9,125,000	9,345,556
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,303,349
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	4,000,000	4,103,796
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,523,623
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033)(a)	5,000,000	5,017,237
Cox Communications, Inc.
3.85%, 02/01/2025(a)	2,800,000	2,797,053

The accompanying notes are an integral part of these financial statements.

35

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	$2,527,000	$2,466,506
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	2,000,000	1,987,968
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,057,134
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,426,022
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,693,322
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,270,358
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,126,470
CVS Pass-Through Trust
6.04%, 12/10/2028	10,621,579	10,678,860
5.77%, 01/10/2033(a)	152,616	151,997
5.93%, 01/10/2034(a)	7,547,043	7,480,336
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036(a)	2,353,225	2,112,593
Daimler Truck Finance North America LLC
3.65%, 04/07/2027(a)	13,825,000	13,449,719
5.13%, 09/25/2029 (Callable 08/25/2029)(a)	16,275,000	16,343,918
Dell International LLC / EMC Corp., 4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	426,236
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,631,853
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,826,891
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	2,952,535
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	1,015,000	902,824
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	300,000	299,257
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	11,363,360
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,011,142
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	9,000,000	9,156,367

	Par	Value
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	$10,000,000	$10,143,685
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	11,707,000	12,200,007
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	10,821,906
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	468,678
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,463,466
6.00%, 02/01/2029 (Callable 02/02/2025)(a)	4,000,000	4,057,224
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,312,497
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,684,190
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	256,594
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	3,000,000	3,137,139
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034)(a)	4,000,000	3,954,520
EQT Corp., 5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,400,564
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,009,074
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,505,933
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,137,753
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,676,830
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	31,154,000	30,462,094
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	8,000,000	7,630,577
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,520,295
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,871,690
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,087,814
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,006,477
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	656,717
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,700,527

The accompanying notes are an integral part of these financial statements.

36

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.15%, 08/12/2034 (Callable 05/12/2034)	$5,000,000	$4,886,910
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	3,515,000	3,002,274
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	6,765,000	6,667,713
4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	3,971,363
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030)(a)	7,000,000	6,113,736
2.30%, 10/01/2031 (Callable 07/01/2031)(a)	10,225,000	8,367,377
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	254,098
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,095,141
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,469,611
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,183,316
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,858,586
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,520,103
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,162,211
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	683,342
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	20,000,000	18,809,070
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	500,000	466,055
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,215,696
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,540,356
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,304,524
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	20,732,219
6.00%, 06/04/2029 (Callable 05/04/2029)	13,250,000	13,542,103

	Par	Value
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	$ 4,850,000	$4,754,985
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	1,150,000	1,117,312
5.40%, 05/08/2028 (Callable 04/08/2028)(a)	12,200,000	12,324,768
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	175,000	173,607
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	6,000,000	6,049,396
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	6,343,000	5,497,860
6.38%, 10/06/2030 (Callable 08/06/2030)(a)	4,000,000	4,201,135
2.63%, 09/23/2031 (Callable 06/23/2031)(a)	8,350,000	7,046,881
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	3,000,000	3,183,281
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,298,161
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	244,842
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026)(a)	650,000	619,268
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	3,000,000	2,905,839
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026)	300,000	293,148
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 02/01/2025)	15,000,000	14,816,916
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,013,206
Hyundai Capital America
2.65%, 02/10/2025 (Callable 02/02/2025)(a)	525,000	523,674
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	3,825,000	3,690,469
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	15,000,000	14,193,422
4.88%, 11/01/2027(a)	6,325,000	6,309,995
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	7,975,000	8,205,452
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,678,454
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,421,909
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	994,531

The accompanying notes are an integral part of these financial statements.

37

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	$7,000,000	$7,110,214
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	494,210
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,835,278
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	10,000,000	9,182,731
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	7,955,218
6.75%, 03/15/2034 (Callable 12/15/2033)	10,275,000	10,876,129
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,734,234
Kinder Morgan, Inc.
8.05%, 10/15/2030	6,846,000	7,706,831
7.80%, 08/01/2031	15,425,000	17,375,111
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	7,963,893
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,700,245
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,609,776
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,500,962
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	397,804
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,486,301
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	783,726
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,268,244
Marathon Petroleum Corp., 5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	150,781
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,408,400
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	176,921
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029(a)	7,870,000	7,753,744

	Par	Value
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	$2,975,000	$2,917,758
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,711,721
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 02/02/2025)(a)	1,350,000	1,346,173
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	270,935
2.65%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,456,429
nVent Finance Sarl, 4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,238,743
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	550,000	546,215
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,319,058
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,142,052
7.50%, 05/01/2031	2,000,000	2,186,596
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,137,021
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,860,097
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	14,513,270
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	10,923,111
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,773,392
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,146,425
Orange SA, 9.00%, 03/01/2031	4,125,000	4,912,145
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	532,943
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
3.95%, 03/10/2025 (Callable 02/02/2025)(a)	12,000,000	11,977,247
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	6,500,000	6,463,762
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	7,200,000	7,373,460
5.70%, 02/01/2028 (Callable 01/01/2028)(a)	2,900,000	2,949,511
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	4,425,000	4,491,672

The accompanying notes are an integral part of these financial statements.

38

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	$11,000,000	$11,321,304
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,484,534
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	458,701
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,074,936
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026)(a)	5,450,000	5,161,934
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,339,143
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	13,622,835
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,779,355
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,427,486
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	12,506,597
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,623,709
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,339,570
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,122,484
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,049,382
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 01/18/2025)(a)	1,913,499	1,868,895
Sherwin-Williams Co., 3.30%, 02/01/2025	3,851,000	3,844,412
SK Hynix, Inc., 5.50%, 01/16/2029(a)	5,000,000	5,023,911
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,692,368
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	7,953,528
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	15,000,000	14,360,016
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	9,961,931

	Par	Value
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	$8,020,000	$8,802,339
8.00%, 03/01/2032	2,523,000	2,843,620
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,806,110
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,069,782
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	575,000	583,149
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,408,366
Targa Resources Corp., 5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,029,861
TC PipeLines LP
4.38%, 03/13/2025 (Callable 02/03/2025)	5,500,000	5,490,002
3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	13,802,809
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	16,796,436
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,334,459
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 01/13/2025)	4,350,000	4,060,113
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	21,833,531
Toll Road Investors Partnership II LP
0.00%, 02/15/2026(a)(d)	6,590,000	6,118,273
0.00%, 02/15/2028(a)(d)	3,250,000	2,592,649
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,215,000	1,234,651
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,328,378
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,928,748
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	10,000,000	9,582,049
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,000,259
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	9,500,000	8,694,795
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	20,251,820
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	280,488

The accompanying notes are an integral part of these financial statements.

39

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	$10,000,000	$9,964,560
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	16,792,671
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,906,206
Verizon Communications, Inc.
4.13%, 03/16/2027	3,196,000	3,159,642
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,564,960
4.33%, 09/21/2028	2,351,000	2,306,855
4.02%, 12/03/2029 (Callable 09/03/2029)	5,671,000	5,441,011
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	1,921,116
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,126,850
ViterraFinance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	25,000,000	23,941,965
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	10,825,000	10,723,836
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	1,605,000	1,401,504
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	900,000	852,553
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028)(a)	6,000,000	6,133,932
VontierCorp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,650,000	6,377,213
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	14,777,291
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,316,168
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	102,598
3.20%, 04/15/2030 (Callable 01/15/2030)	3,611,000	2,901,648
WarnermediaHoldings, Inc.
6.41%, 03/15/2026 (Callable 01/13/2025)	6,000,000	6,002,386
3.76%, 03/15/2027 (Callable 02/15/2027)	16,900,000	16,281,160
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,639,593
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	765,227

	Par	Value
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	$10,000,000	$8,901,911
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,043,632
4.05%, 02/01/2030 (Callable 11/01/2029)	2,000,000	1,875,907
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,959,979
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,774,826
4.70%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,485,453
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,351,346
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	6,806,224
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	9,000,000	8,556,354
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028)(a)	10,000,000	9,687,712
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	7,986,072
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	1,150,000	1,130,965
		1,776,105,604
Utilities - 2.6%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029)(a)	7,000,000	7,165,720
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028)(a)	4,400,000	4,266,743
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,399,517
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,487,431
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	240,665
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	17,935,211
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,033,065
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,321,936

The accompanying notes are an integral part of these financial statements.

40

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031)(a)	$12,400,000	$10,331,806
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030)(a)	550,000	471,849
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027)(a)	10,000,000	9,911,676
3.50%, 04/06/2028(a)	14,975,000	14,267,724
5.50%, 06/26/2034 (Callable 03/26/2034)(a)	25,000,000	24,742,892
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029)(a)	12,000,000	12,033,744
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	11,803,142
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	228,913
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	675,000	648,934
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/02/2025)	6,450,000	6,407,550
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	264,505
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	15,717,000	14,060,793
5.40%, 06/01/2033 (Callable 03/01/2033)(a)	4,550,000	4,511,771
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	4,400,000	4,431,477
KeySpan Corp., 8.00%, 11/15/2030	2,000,000	2,244,719
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	22,000,000	22,175,485
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,097,042
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,112,980
National Grid USA, 5.80%, 04/01/2035	9,700,000	9,702,886
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034)(a)	9,925,000	9,776,999
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,385,962
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	257,476
3.75%, 07/01/2028	259,500	248,313

	Par	Value
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	$325,000	$296,736
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034)(a)	10,000,000	10,037,342
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,556,528
		275,859,532
TOTAL CORPORATE BONDS (Cost $4,048,525,146)		3,961,525,599
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.8%
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	20,750,994	20,251,177
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 01/25/2025)(a)(f)	954,474	912,519
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 01/25/2025)(a)(e)	15,478,409	14,629,485
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 01/20/2025)	433,162	404,652
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.54%, 07/25/2034 (Callable 01/25/2025)(f)	270,016	250,396
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2038)(a)(f)	26,256,234	25,968,529
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 09/25/2052)(a)(f)	51,003,386	46,199,918
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 06/25/2051)(a)(f)	45,112,619	39,750,380
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 12/25/2047)(a)(f)	27,159,447	23,996,363
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028)(a)(f)	30,293,446	29,980,294
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	37,813,350	36,865,615
FirstKeyHomes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	20,923,643	19,780,315

The accompanying notes are an integral part of these financial statements.

41

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	$21,040,285	$20,615,156
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	21,869,856	21,614,582
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 01/17/2025)(a)	15,555,875	14,622,512
Series 2021-3, Class A, 2.20%, 01/17/2041(a)	31,277,647	27,973,748
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 01/25/2025)	123,435	124,032
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 03/25/2025)(a)(f)	22,647,434	21,828,906
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 06/25/2037)(a)(f)	156,183	153,087
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2039)(a)(f)	205,947	199,722
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 09/25/2031)(a)(f)	1,005,319	960,011
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2045)(a)(f)	3,335,929	3,179,533
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	19,956,584	18,521,899
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	1,180	1,032
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.74%, 10/25/2043 (Callable 01/25/2025)(f)	643,355	613,413
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2032)(a)(f)	46,657	45,558
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 10/25/2033)(a)(f)	196,047	182,260
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 07/25/2032)(a)(f)	75,950	75,119
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2031)(a)(f)	3,062,282	2,933,463

	Par	Value
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 07/25/2031)(a)(f)	$9,833,210	$9,354,063
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031)(a)	9,893,030	8,860,799
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 05/25/2031)(a)(f)	5,170,709	4,803,319
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 08/25/2031)(a)(f)	8,341,640	7,789,439
Series 2024-1, Class A1, 4.71%, 03/25/2064 (Callable 11/25/2031)(a)(f)	12,988,194	12,966,052
Series 2024-2, Class A1A, 4.71%, 12/25/2064 (Callable 03/25/2031)(a)(f)	35,500,000	35,155,827
Series 2024-5, Class A1A, 4.48%, 10/25/2064 (Callable 12/25/2035)(a)(f)	33,644,902	32,787,072
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.70%, 06/25/2034 (Callable 01/25/2025)(f)	642,406	587,894
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 01/25/2025)	792,242	792,604
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $511,688,976)		505,730,745
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	556,460
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	5,865,000	5,642,369
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,152,810
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	629,901	620,089
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	540,060
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,906,461
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	860,945

The accompanying notes are an integral part of these financial statements.

42

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(f)	$13,475,000	$13,922,431
BANK5 Trust, Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,141,028
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 05/10/2026)	62,102	61,736
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	16,035,000	15,762,702
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,763,649
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,289,565
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	526,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,417,467
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	18,638,939
Computershare Corporate Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	34,480,977
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	1,634,339	1,626,477
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,792,004
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,451,177
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	3,599,057	3,523,566
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,312,421
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,695,000	7,503,418

	Par	Value
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	$1,640,000	$1,582,701
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,500,000	5,227,192
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,834,014
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,393,502
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028)(f)	9,372,252	8,959,946
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,443,000	7,204,837
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	17,987,937
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	12,055	12,029
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 07/15/2025)	383,475	382,685
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	550,000	541,503
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	16,754,823
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,023,827
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.79%, 04/15/2055 (Callable 04/15/2032)(f)	9,422,000	8,953,895
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	29,427,338
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	13,831,827

The accompanying notes are an integral part of these financial statements.

43

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	$15,671,000	$14,993,021
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,270,197
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	3,900,000	3,761,478
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $339,510,869)		330,636,108
ASSET-BACKED SECURITIES - 2.6%
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 11/25/2027)(a)	6,850,000	6,945,482
Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027)(a)	27,425,000	27,845,442
DLLAD LLC, Series 2023-1A, Class A3, 4.79%, 01/20/2028 (Callable 08/20/2027)(a)	13,175,000	13,203,856
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	23,450,000	23,790,487
Series 2024-1, Class A, 5.34%, 05/15/2030	10,675,000	10,772,892
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	9,025,000	8,930,673
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,952,000	26,426,229
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	18,425,000	18,579,475
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	16,975,000	17,216,694
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	9,075,000	9,194,205
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 01/15/2028)(a)	26,850,000	27,145,841
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 02/15/2030)(a)	12,779,141	11,279,803

	Par	Value
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 04/15/2030)(a)	$1,834,069	$1,644,596
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 06/15/2030)(a)	14,115,891	13,546,126
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	3,559,246	3,292,631
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032)(a)	941,552	874,764
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	16,200,000	14,985,502
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034(a)	14,152,072	13,686,773
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2025)(a)(f)	3,105,000	3,011,223
Verizon Master Trust, Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	20,400,000	20,378,392
TOTAL ASSET-BACKED SECURITIES
(Cost $274,550,787)		272,751,086
MUNICIPAL BONDS - 1.6%
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,551,750
City of College Park GA, 5.97%, 01/01/2031	2,345,000	2,397,543
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	5,640,000	5,821,756
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,297,807
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,492,717
GBG LLC, 2.25%, 09/01/2030(a)	709,165	640,744
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,358,706
6.81%, 10/01/2028	1,370,000	1,419,660
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	17,950,000	18,610,027
6.25%, 10/01/2054 (Callable 04/01/2033)	13,500,000	13,902,822

The accompanying notes are an integral part of these financial statements.

44

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	$10,000,000	$9,345,904
2.16%, 07/01/2028	10,000,000	9,144,504
6.07%, 07/01/2033	7,445,000	7,537,640
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	6,275,000	6,288,369
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	4,335,000	4,424,392
6.00%, 01/01/2055 (Callable 01/01/2033)	9,770,000	9,967,778
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,575,000	2,648,291
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	4,990,570
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	10,972,563
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(g)	1,600,000	1,653,659
5.00%, 12/01/2028(g)	1,225,000	1,278,967
5.00%, 12/01/2028(g)	1,205,000	1,258,086
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,758,323
Niagara Area Development Corp.
3.00%, 05/01/2025	1,000,000	993,112
3.20%, 05/01/2026	1,995,000	1,944,266
3.27%, 05/01/2027	2,060,000	1,964,964
3.37%, 05/01/2028	2,130,000	1,989,413
3.42%, 05/01/2029	2,200,000	2,006,319
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	4,000,000	4,032,274
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,336,223
2.36%, 04/15/2028	1,325,000	1,234,204
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	80,000	79,355
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,985,000	10,270,357
Westvaco Corp., 7.67%, 01/15/2027(a)	8,700,000	8,963,543
TOTAL MUNICIPAL BONDS (Cost $172,952,049)		163,576,608

	Par	Value
OTHER GOVERNMENT RELATED SECURITIES - 0.4%
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029)(a)	$25,275,000	$25,818,483
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	20,487,000	17,708,236
TOTAL OTHER GOVERNMENT RELATED SECURITIES
(Cost $45,106,176)		43,526,719
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	7,375,000	7,109,678
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,293,049
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $18,987,001)		18,402,727
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(h)
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	559	573
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $548)		573
	Shares
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class U, 4.43%(i)	178,931,009	178,931,009
TOTAL SHORT-TERM INVESTMENTS
(Cost $178,931,009)		178,931,009
TOTAL INVESTMENTS - 100.3% (Cost $10,654,575,709)		$10,496,611,623
Liabilities in Excess of Other Assets - (0.3)%		(30,017,816)
TOTAL NET ASSETS - 100.0%		$10,466,593,807

The accompanying notes are an integral part of these financial statements.

45

Baird Intermediate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $2,294,206,739 or 21.9% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(g)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $4,190,712 or 0.0% of net assets.
(h)	Represents less than 0.05% of net assets.
(i)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

46

Baird Intermediate Bond Fund
Summary of Fair Value Exposure
as of December 31, 2024
Baird Intermediate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$5,021,530,449	$ —	$5,021,530,449
Corporate Bonds	—	3,961,525,599	—	3,961,525,599
Non-Agency Residential Mortgage-Backed Securities	—	505,730,745	—	505,730,745
Non-Agency Commercial Mortgage-Backed Securities	—	330,636,108	—	330,636,108
Asset-Backed Securities	—	272,751,086	—	272,751,086
Municipal Bonds	—	163,576,608	—	163,576,608
Other Government Related Securities	—	43,526,719	—	43,526,719
Agency Commercial Mortgage-Backed Securities	—	18,402,727	—	18,402,727
Agency Residential Mortgage-Backed Securities	—	573	—	573
Money Market Funds	178,931,009	—	—	178,931,009
Total Investments	$178,931,009	$10,317,680,614	$—	$10,496,611,623

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

47

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
CORPORATE BONDS - 35.9%
Financials - 16.3%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$62,453,000	$62,202,514
4.80%, 04/18/2026(a)	42,935,000	42,743,043
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	16,900,000	16,086,483
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026)(a)	31,025,000	31,711,814
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	40,250,000	40,158,676
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	10,000,000	9,778,880
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	5,000,000	4,217,639
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	31,625,000	31,897,283
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	8,950,393
6.45%, 04/15/2027 (Callable 03/15/2027)	19,546,000	20,155,946
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,574,267
3.00%, 10/29/2028 (Callable 08/29/2028)	35,393,000	32,764,539
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	7,825,321
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	8,715,141
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,430,134
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,694,346
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025)(a)	34,199,000	34,825,993
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	45,345,000	47,388,670
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	39,575,000	39,588,047

	Par	Value
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	$25,000,000	$26,980,287
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,249,534
AircastleLtd.
2.85%, 01/26/2028 (Callable 11/26/2027)(a)	2,131,000	1,982,589
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	9,482,000	9,799,195
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	23,000,000	23,479,393
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,386,099
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,521,403
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,250,000	4,088,412
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,675,717
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,048,304
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,371,063
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,874,588
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,915,457
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,911,803
ASB Bank Ltd.
5.35%, 06/15/2026(a)	23,625,000	23,856,104
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027)(a)	4,350,000	4,325,001
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	5,000,000	4,931,662
6.74%, 12/08/2032(a)	38,113,000	40,686,252
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	37,350,000	35,801,537
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	15,000,000	12,716,850

The accompanying notes are an integral part of these financial statements.

48

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	$31,000,000	$31,984,840
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	19,760,000	19,769,940
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	6,500,000	6,799,206
Avolon Holdings Funding Ltd., 4.95%, 01/15/2028 (Callable 12/15/2027)(a)	24,000,000	23,783,926
Banco Santander SA
5.18%, 11/19/2025	25,983,000	25,953,761
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	10,705,344
4.38%, 04/12/2028	13,400,000	13,070,250
6.61%, 11/07/2028	15,000,000	15,770,415
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,000,000	15,069,198
3.49%, 05/28/2030	5,000,000	4,555,110
2.75%, 12/03/2030	19,250,000	16,299,429
5.44%, 07/15/2031	10,000,000	9,979,181
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,777,172
6.92%, 08/08/2033	9,800,000	10,291,145
6.35%, 03/14/2034	36,500,000	37,015,170
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	33,369,415
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	15,828,556
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,829,323
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	36,115,416
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	13,800,162
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	13,610,735

	Par	Value
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	$39,571,000	$38,558,742
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,608,468
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	11,429,254
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	52,862,327
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,410,498
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,177,445
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,899,377
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,171,214
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	10,000,000	8,608,795
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,475,000	5,367,809
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,388,693
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,013,524
7.75%, 05/14/2038	1,138,000	1,329,756
Bank of Ireland Group PLC
6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025)(a)	8,864,000	8,936,840
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	20,325,000	19,326,656
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	41,500,000	41,894,001
Bank of Montreal
5.37%, 06/04/2027	18,000,000	18,268,281
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	19,800,000	16,452,238

The accompanying notes are an integral part of these financial statements.

49

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Bank of Nova Scotia
4.50%, 12/16/2025	$8,500,000	$8,456,386
5.40%, 06/04/2027	40,000,000	40,635,447
5.25%, 06/12/2028	10,000,000	10,104,630
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	21,378,020
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	22,290,000	22,179,015
5.19%, 02/16/2028(a)	14,500,000	14,565,148
5.79%, 07/13/2028(a)	12,000,000	12,251,104
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,922,699
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	19,561,461
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	17,000,000	17,687,212
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	18,000,000	18,175,107
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,300,000	53,730,203
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	34,124,189
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	57,644,343
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	37,750,000	37,302,208
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030)(a)	23,950,000	20,175,376
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	19,542,000	20,021,630
BNP Paribas SA
4.38%, 05/12/2026(a)	45,131,000	44,629,987
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	15,000,000	14,806,098
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	28,350,000	27,289,594
4.63%, 03/13/2027(a)	2,325,000	2,287,899
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027)(a)	2,175,000	2,067,103

	Par	Value
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	$27,000,000	$24,751,286
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028)(a)	13,025,000	13,073,989
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028)(a)	19,538,000	17,498,034
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029)(a)	6,500,000	6,478,099
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	32,300,000	31,961,694
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	32,075,000	27,263,479
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032)(a)	10,000,000	8,525,422
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	14,000,000	11,724,696
BPCE SA
4.50%, 03/15/2025(a)	55,492,000	55,390,907
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	25,000,000	24,342,375
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029)(a)	5,400,000	5,426,510
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	14,350,000	11,724,166
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	43,720,000	36,192,119
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	10,000,000	10,660,048
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	12,500,000	12,528,778
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	16,000,000	15,860,402
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,330,820
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	30,912,924
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	13,836,849
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,118,921

The accompanying notes are an integral part of these financial statements.

50

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	$15,000,000	$15,189,172
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	7,837,388
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	20,916,701
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	17,450,000	17,085,334
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	14,250,000	14,892,926
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,041,350
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,026,824
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	36,205,000	37,392,157
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,062,458
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,834,629
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	12,762,815
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,079,649
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	10,000,000	9,014,760
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,273,064
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	41,355,323
2.63%, 08/01/2031 (Callable 05/01/2031)	12,000,000	9,890,640
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,303,723
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	39,801,760
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,043,422

	Par	Value
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	$11,900,000	$11,452,060
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	27,552,569
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	25,092,404
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	21,797,700
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,082,902
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,085,000	9,242,359
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,164,371
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,397,194
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,966,341
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,665,531
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,153,768
3.25%, 04/30/2030 (Callable 01/30/2030)	28,275,000	25,551,643
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,570,135
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,603,938
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,701,000
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	858,703
5.50%, 06/15/2033 (Callable 03/15/2033)	14,550,000	14,665,771
CNO Global Funding
5.88%, 06/04/2027(a)	37,000,000	37,674,089
4.88%, 12/10/2027(a)	15,325,000	15,252,780
2.65%, 01/06/2029(a)	10,000,000	9,043,658
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,920,440
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	14,549,584

The accompanying notes are an integral part of these financial statements.

51

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	$41,000,000	$34,945,747
3.78%, 03/14/2032(a)	17,800,000	15,903,780
5.84%, 03/13/2034(a)	10,000,000	10,109,493
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	10,000,000	9,201,213
3.74%, 09/12/2039(a)	23,500,000	18,716,933
CooperatieveRabobank UA
4.38%, 08/04/2025	20,397,000	20,315,333
3.75%, 07/21/2026	20,829,000	20,408,195
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	12,000,000	11,877,416
CorebridgeGlobal Funding
5.20%, 01/12/2029(a)	5,000,000	5,027,201
5.20%, 06/24/2029(a)	10,000,000	10,052,970
Credit Agricole SA
4.38%, 03/17/2025(a)	4,204,000	4,195,124
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026)(a)	20,000,000	19,205,852
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	12,000,000	11,848,111
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028)(a)	22,000,000	22,730,106
3.25%, 01/14/2030(a)	6,800,000	6,106,073
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028)(a)	8,000,000	7,544,720
5.51%, 07/05/2033(a)	32,000,000	32,253,815
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	7,000,000	7,030,162
Credit Agricole SA/London, 4.13%, 01/10/2027(a)	17,867,000	17,551,211
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,611,787
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	20,300,000	19,828,549
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	23,530,000	23,188,968

	Par	Value
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	$15,000,000	$14,551,949
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	22,178,735
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,413,489
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	18,471,240
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,385,757
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	26,843,671
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	27,131,902
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	10,686,791
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,001,670
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	73,817,206
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	9,935,525
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	22,000,000	21,504,657
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	5,564,000	5,666,122
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	31,846,897
Discover Financial Services
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,335,485
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,290,522
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025)(a)	2,000,000	1,946,813
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026)(a)	15,000,000	14,317,719

The accompanying notes are an integral part of these financial statements.

52

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	$9,975,000	$9,743,495
5.10%, 01/15/2044	1,584,000	1,441,103
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	6,987,033
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,265,248
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,342,317
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	6,000,000	6,048,915
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	2,009,000	1,957,521
Extra Space Storage LP
3.50%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,690,948
5.70%, 04/01/2028 (Callable 03/01/2028)	25,000,000	25,521,298
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,172,213
2.55%, 06/01/2031 (Callable 03/01/2031)	10,000,000	8,505,832
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	24,325,000	24,023,977
5.70%, 03/14/2028(a)	18,000,000	18,349,875
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,374,851
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	30,000,000	26,818,579
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	8,000,000	8,201,484
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	10,000,000	10,106,044
FMR LLC, 4.95%, 02/01/2033(a)	1,750,000	1,706,246
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,936,108
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	30,000,000	30,234,203
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,328,000	1,386,855
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	85,226,482

	Par	Value
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	$23,775,000	$23,095,436
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,619,418
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	42,174,563
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	28,154,470
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	14,923,517
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	14,689,034
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,258,072
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,206,104
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	25,034,574
Guardian Life Global Funding, 5.55%, 10/28/2027(a)	16,350,000	16,698,144
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	15,062,000	10,014,853
4.85%, 01/24/2077(a)	24,727,000	20,559,880
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,087,537
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030)(a)	6,125,000	5,295,936
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	3,972,718
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	2,000,000	1,666,319
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	15,000,000	14,670,692
Host Hotels & Resorts LP, 5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	5,874,907
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,680,868

The accompanying notes are an integral part of these financial statements.

53

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	$10,375,000	$10,272,605
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,415,914
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	15,940,305
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,473,447
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	34,286,895
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	13,200,000	11,860,209
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,495,196
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	24,437,738
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	31,517,388
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,402,464
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	16,000,000	16,022,344
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,628,060
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,144,573
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,531,878
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,526,837
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	16,000,000	15,915,985
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	11,300,000	11,384,006
5.55%, 07/02/2027(a)	30,000,000	30,374,374

	Par	Value
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)(a)	$10,000,000	$9,565,008
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,409,186
4.15%, 01/23/2030	10,000,000	9,531,188
6.20%, 04/14/2034 (Callable 01/14/2034)	20,000,000	20,627,627
6.25%, 01/15/2036	1,390,000	1,428,437
JPMorgan Chase & Co.
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026 (Callable 03/13/2025)	50,000,000	49,710,776
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	50,000,000	47,993,490
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,376,304
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,051,226
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	42,642,298
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	60,614,106
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	34,000,000	33,699,263
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,100,911
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,112,500
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,202,733
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	24,654,488
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	18,238,899
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,579,915
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,501,100

The accompanying notes are an integral part of these financial statements.

54

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	$26,500,000	$27,114,198
5.60%, 07/15/2041	4,106,000	4,145,534
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	6,500,000	6,604,462
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	12,000,000	11,809,740
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,036,656
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,533,155
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,687,248
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,796,722
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	2,087,000	2,043,938
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	2,231,000	1,625,697
5.50%, 06/15/2052 (Callable 12/15/2051)(a)	5,150,000	4,755,657
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	465,000	522,691
Lincoln National Corp., 3.05%, 01/15/2030 (Callable 10/15/2029)	24,650,000	22,190,282
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,564,475
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(b)	18,500,000	17,771,362
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,029,713
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	11,953,249
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	14,869,889
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	23,030,000	24,195,791

	Par	Value
4.38%, 05/15/2031 (Callable 05/15/2026)(a)	$5,000,000	$4,612,870
6.00%, 05/20/2034 (Callable 02/20/2034)	18,280,000	18,616,441
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	11,974,000	12,537,079
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	12,799,034
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,673,394
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029)(a)	6,115,000	6,302,007
Macquarie Bank Ltd.
4.88%, 06/10/2025(a)	23,717,000	23,690,343
3.62%, 06/03/2030(a)	12,550,000	11,440,906
Macquarie Group Ltd.
1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (Callable 01/12/2026)(a)	19,000,000	18,311,557
3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (Callable 11/28/2027)(a)(b)	9,000,000	8,678,605
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	43,300,000	36,586,872
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032)(a)	9,000,000	8,420,655
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	12,500,000	13,123,536
Manulife Financial Corp., 5.38%, 03/04/2046	5,150,000	5,023,586
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	28,600,000	19,348,137
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,316,377
5.88%, 08/01/2033	8,429,000	8,795,910
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,882,624
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,578,071
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	6,000,000	5,386,065
5.67%, 12/01/2052 (Callable 06/01/2052)(a)	20,000,000	19,144,117
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(b)	40,670,000	35,615,577
3.73%, 10/15/2070(a)	16,761,000	10,839,677
4.90%, 04/01/2077(a)	11,175,000	9,039,778

The accompanying notes are an integral part of these financial statements.

55

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
MBIA Insurance Corp., 16.18% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(c)	$714,000	$22,313
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,067,136
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	22,375,000	20,226,671
1.55%, 01/07/2031(a)	650,000	532,436
5.15%, 03/28/2033(a)	19,475,000	19,247,938
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	6,300,000	6,448,980
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	10,000,000	9,510,418
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,724,328
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,775,415
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,583,550
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,012,084
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,613,932
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,816,283
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,399,727
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027)(b)	12,000,000	11,570,618
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	64,936,713
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	963,980

	Par	Value
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	$8,300,000	$8,323,047
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,288,725
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	20,452,656
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	20,721,031
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,162,581
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	7,946,152
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027(a)	12,000,000	12,093,308
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053)(a)	9,500,000	9,392,713
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	83,282,000	70,869,466
2.99%, 05/21/2031(a)	19,911,000	17,211,975
6.43%, 01/12/2033(a)	28,262,000	29,610,342
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	10,000,000	9,338,852
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	10,000,000	8,605,280
National Bank of Canada
5.60%, 12/18/2028	13,000,000	13,250,468
4.50%, 10/10/2029	15,000,000	14,594,206
Nationwide Building Society
4.00%, 09/14/2026(a)	73,507,000	72,083,178
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	12,000,000	12,311,909
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(b)	3,048,000	2,960,081
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(b)	27,327,000	25,864,211
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	10,000,000	7,346,228
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(a)	18,340,000	23,375,671

The accompanying notes are an integral part of these financial statements.

56

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.35%, 04/30/2050 (Callable 10/30/2049)(a)	$25,000,000	$18,721,598
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,130,752
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	33,395,925
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	9,236,000	8,833,285
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,126,269
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(b)	25,725,000	25,472,153
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	66,785,520
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029)(b)	7,000,000	6,927,313
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(b)	35,000,000	33,754,515
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,815,385
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,079,161
NatWest Markets PLC, 5.42%, 05/17/2027(a)	32,050,000	32,484,444
New York Life Global Funding, 5.00%, 06/06/2029(a)	18,000,000	18,131,139
New York Life Insurance Co.
6.75%, 11/15/2039(a)	12,026,000	13,337,403
3.75%, 05/15/2050 (Callable 11/15/2049)(a)	17,000,000	12,378,375
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	15,325,000	11,863,143
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,773,282

	Par	Value
Nomura Holdings, Inc.
1.65%, 07/14/2026	$32,975,000	$31,342,266
5.59%, 07/02/2027	20,000,000	20,260,345
5.39%, 07/06/2027	10,000,000	10,076,348
2.17%, 07/14/2028	16,055,000	14,496,702
2.71%, 01/22/2029	8,000,000	7,266,488
3.10%, 01/16/2030	2,000,000	1,805,106
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,026,738
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	12,295,000	12,268,880
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061(a)	17,038,000	10,854,748
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,106,129
Principal Life Global Funding II
5.50%, 06/28/2028(a)	40,500,000	41,035,982
5.10%, 01/25/2029(a)	13,725,000	13,754,977
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	18,817,133
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,265,821
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028)(a)	10,000,000	9,707,482
8.45%, 10/15/2039	2,650,000	3,218,013
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,000,000	15,089,915
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,494,621
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,626,601
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,577,313
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,591,868
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,872,801
Regions Financial Corp., 2.25%, 05/18/2025 (Callable 04/18/2025)	10,000,000	9,899,525
Royal Bank of Canada, 4.65%, 01/27/2026	7,773,000	7,762,353
Sammons Financial Group Global Funding, 5.10%, 12/10/2029(a)	17,500,000	17,367,072
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031)(a)	14,350,000	12,334,838
4.75%, 04/08/2032 (Callable 01/08/2032)(a)	23,000,000	21,044,421

The accompanying notes are an integral part of these financial statements.

57

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	$9,500,000	$9,043,027
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027)(b)	6,500,000	6,257,705
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,448,575
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029(a)	10,000,000	10,096,354
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026)(a)	6,725,000	6,372,194
5.45%, 05/03/2028 (Callable 04/03/2028)(a)	7,000,000	7,043,419
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	33,475,000	33,692,141
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	32,800,000	32,683,573
Societe Generale SA
2.63%, 01/22/2025(a)	31,125,000	31,082,262
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025)(a)	21,032,000	20,995,501
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025)(a)	28,800,000	27,795,104
5.25%, 02/19/2027(a)	27,000,000	27,017,633
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	2,225,000	2,115,214
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027)(a)	5,000,000	5,016,752
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	13,000,000	12,977,822
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	11,775,000	9,835,702
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032)(a)	11,816,000	9,989,944

	Par	Value
6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032)(a)	$9,500,000	$9,425,718
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033)(a)	10,000,000	10,259,029
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	7,000,000	6,911,567
3.63%, 03/01/2041(a)	12,000,000	8,094,675
Standard Chartered PLC
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 02/02/2025)(a)(b)	21,000,000	20,957,746
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	20,658,000	19,896,835
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	24,000,000	22,857,965
7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027)(a)	8,000,000	8,548,515
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	4,000,000	4,106,970
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	41,350,000	40,620,173
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	14,700,000	12,356,379
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033)(a)	13,850,000	14,385,946
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	26,000,000	26,051,568
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	48,247,408
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,478,604
5.85%, 07/13/2030	20,000,000	20,703,792
5.77%, 01/13/2033	33,650,000	34,615,404

The accompanying notes are an integral part of these financial statements.

58

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	$15,000,000	$14,281,168
5.50%, 06/15/2028(a)	15,250,000	15,444,588
Swedbank AB
6.14%, 09/12/2026(a)	24,400,000	24,914,461
5.41%, 03/14/2029(a)	29,250,000	29,475,212
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,373,451
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	23,127,000	23,034,728
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,518,725
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	43,334,994
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,148,505
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,350,000	18,330,187
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	3,897,766
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	27,580,000	27,385,445
6.13%, 08/15/2043	22,561,000	22,272,184
Truist Bank, 3.30%, 05/15/2026 (Callable 04/15/2026)	4,200,000	4,112,384
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,556,688
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,662,788
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	2,205,000	2,015,284
UBS Group AG
4.55%, 04/17/2026	7,000,000	6,975,083
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	15,000,000	14,821,979
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	4,078,000	4,107,220
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026)(a)	21,397,000	20,576,670

	Par	Value
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	$40,000,000	$38,437,043
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	9,000,000	8,514,990
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	17,403,000	17,015,678
4.25%, 03/23/2028 (Callable 03/23/2027)(a)	17,150,000	16,666,975
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(b)	44,500,000	42,840,044
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	18,912,460
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	49,570,000	40,883,446
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031)(a)	10,000,000	8,703,550
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032)(a)	6,000,000	6,365,160
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	4,953,007
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,102,306
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,102,262
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,165,817
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	60,357,935
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	22,917,229
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	30,600,000	31,072,286
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,384,227
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	23,664,508
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	26,562,680

The accompanying notes are an integral part of these financial statements.

59

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	$10,650,000	$10,619,611
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,213,725
3.90%, 05/01/2045	5,000,000	3,885,405
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,222,452
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,204,217
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033(a)	8,300,000	8,402,894
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	11,425,000	11,400,417
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,219,430
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	4,921,042
6.82%, 11/17/2033	4,350,000	4,702,007
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,418,288
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,571,910
4.42%, 07/24/2039	10,000,000	8,863,696
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,504,091
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,820,819
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,353,888
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,010,380
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,443,148
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	9,927,573
		8,303,907,403

	Par	Value
Industrials - 18.2%
AbbVie, Inc.
2.95%, 11/21/2026 (Callable 09/21/2026)	$9,625,000	$9,349,691
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	24,543,825
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	16,294,852
4.30%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,480,596
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	10,862,415
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,533,115
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,323,324
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,572,192
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,054,639
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,442,244
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	15,500,000	15,715,583
6.00%, 06/13/2033 (Callable 03/13/2033)(a)	26,500,000	26,622,757
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	23,000,000	21,602,989
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026)(a)	14,770,000	14,275,517
3.80%, 09/23/2049 (Callable 03/23/2049)(a)	7,000,000	5,141,753
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,086,126
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,546,546
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,145,449
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,058,670
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	9,958,133
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,210,258
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,093,460
5.65%, 03/02/2053 (Callable 09/02/2052)	37,025,000	35,715,369

The accompanying notes are an integral part of these financial statements.

60

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Anglo American Capital PLC
4.88%, 05/14/2025(a)	$3,376,000	$3,372,142
4.75%, 04/10/2027(a)	10,000,000	9,916,595
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	17,570,000	17,222,630
2.25%, 03/17/2028 (Callable 01/17/2028)(a)	6,801,000	6,220,302
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	10,439,000	10,564,803
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	35,000,000	30,348,829
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	30,000,000	30,192,443
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	48,306,000	43,965,173
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	4,125,000	4,122,248
5.45%, 01/23/2039 (Callable 07/23/2038)	20,050,000	20,102,976
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,233,960
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,728,259
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	12,918,300
6.55%, 11/29/2027 (Callable 10/29/2027)	14,600,000	15,188,957
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	26,718,710
6.00%, 06/17/2034 (Callable 03/17/2034)	14,000,000	14,244,064
7.00%, 10/15/2039	15,906,000	16,924,456
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	8,901,198
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 01/13/2025)(a)	8,010,000	7,698,577
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	38,369,000	37,884,944
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	15,000,000	14,770,522
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	10,000,000	10,121,063
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	11,000,000	11,011,171
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	70,000,000	70,140,000
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	18,510,520

	Par	Value
5.40%, 02/15/2034 (Callable 11/15/2033)	$12,000,000	$12,045,406
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	18,880,097
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,737,225
3.55%, 09/15/2055 (Callable 03/15/2055)	60,450,000	40,786,111
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,427,918
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	32,780,088
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033)(a)	15,000,000	14,703,129
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030)(a)	18,500,000	15,305,206
5.50%, 03/26/2054 (Callable 09/26/2053)(a)	7,200,000	7,020,406
Bayer US Finance II LLC
5.50%, 08/15/2025(a)	14,400,000	14,401,626
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	14,440,000	14,342,848
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028)(a)	15,000,000	15,299,937
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027)(a)	61,325,000	60,359,649
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	39,493,000	31,587,453
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,433,694
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	5,878,860
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,275,000	10,963,774
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	991,818
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,534,733
5.80%, 06/15/2031 (Callable 04/15/2031)(a)	31,000,000	31,550,013
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	20,009,000	14,476,201
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	28,506,000	28,849,311

The accompanying notes are an integral part of these financial statements.

61

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.45%, 07/15/2027 (Callable 04/15/2027)	$15,227,000	$15,067,492
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,681,542
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,204,358
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	22,322,170
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	9,786,724
Boeing Co.
2.20%, 02/04/2026 (Callable 01/13/2025)	47,500,000	46,062,953
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,152,332
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	25,773,436
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030 (Callable 12/01/2029)	8,250,000	7,762,224
3.21%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,178,673
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,162,961
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,334,123
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,079,313
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,289,824
British Telecommunications PLC, 9.63%, 12/15/2030	66,873,000	81,141,848
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	6,000,000	5,776,108
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	43,615,120
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,001,722
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,739,189
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	18,000,000	16,891,316
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	15,000,000	13,003,824
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	12,000,000	9,801,929
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	21,000,000	16,406,463
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,209,336

	Par	Value
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	$20,000,000	$20,304,629
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026 (Callable 05/15/2026)	11,550,000	11,282,811
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,695,540
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034)(a)	20,000,000	16,509,200
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,021,057
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,758,788
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,515,487
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033)(a)	10,200,000	9,910,553
Carlisle Cos., Inc., 2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,327,892
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	24,835,897
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,135,937
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,055,872
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	12,866,463
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,730,828
6.20%, 03/15/2054 (Callable 09/15/2053)	2,448,000	2,590,997
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,628,167
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	20,000,000	17,957,185
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,629,396
Celanese US Holdings LLC
6.33%, 07/15/2029 (Callable 05/15/2029)	8,675,000	8,851,686
6.80%, 11/15/2030 (Callable 09/15/2030)	15,000,000	15,533,857
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	51,774,000	39,538,603
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,506,255

The accompanying notes are an integral part of these financial statements.

62

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	$15,000,000	$15,002,320
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	2,915,025
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,762,165
6.38%, 10/23/2035 (Callable 04/23/2035)	85,071,000	84,950,089
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	12,618,000	12,603,239
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	36,065,796
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	46,186,419
3.50%, 06/01/2041 (Callable 12/01/2040)	22,275,000	15,278,085
3.50%, 03/01/2042 (Callable 09/01/2041)	11,125,000	7,566,753
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	16,260,495
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,150,000	26,784,782
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	11,750,000	11,828,572
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,774,581
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,089,039
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	25,000,000	21,484,732
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,404,971
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,534,343
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	19,387,387
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,104,040
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	6,199,000	6,182,679
5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,394,175

	Par	Value
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031)(a)	$10,000,000	$9,756,064
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033)(a)	17,300,000	17,760,247
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	10,000,000	10,384,163
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)	9,125,000	8,759,447
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,847,384
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,538,417
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	17,622,264
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,279,640
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,420,784
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,926,660
7.00%, 10/01/2028	4,300,000	4,556,250
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,710,995
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	32,000,000	32,830,370
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,681,130
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	6,897,149
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026)(a)	25,300,000	24,694,345
5.70%, 06/15/2033 (Callable 03/15/2033)(a)	5,900,000	5,864,506
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	14,000,000	12,780,675
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	21,000,000	13,827,163
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	19,880,167
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029)(a)	7,500,000	7,225,700
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,366,346
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,911,227

The accompanying notes are an integral part of these financial statements.

63

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.25%, 08/15/2029 (Callable 05/15/2029)	$8,000,000	$7,285,267
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,232,691
4.78%, 03/25/2038 (Callable 09/25/2037)	40,134,000	34,708,106
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	37,174,159
5.05%, 03/25/2048 (Callable 09/25/2047)	42,375,000	34,947,255
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,256,793
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	13,381,314
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,015,753
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,058,643
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	46,833,782
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	8,661,000	10,071,042
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,613,525
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,419,402
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034)(a)	7,150,000	7,209,476
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,538,000	17,596,009
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,000,000	27,461,453
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	71,452,147
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,401,356
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,029,242
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,514,962
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,115,943
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	17,615,209

	Par	Value
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	$40,000,000	$40,694,963
5.64%, 03/13/2027 (Callable 02/13/2027)(a)	10,000,000	10,143,686
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	9,225,000	9,613,485
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,122,462
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	22,629,501
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,199,725
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,869,863
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,108,500
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,955,444
6.00%, 02/01/2029 (Callable 02/02/2025)(a)	44,900,000	45,542,337
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	22,943,743
3.75%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,589,269
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	10,450,000	10,927,701
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,285,609
6.63%, 10/15/2036	15,094,000	16,052,885
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,375,619
7.50%, 07/01/2038	20,879,000	23,639,829
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,606,208
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,880,124
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,447,733
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,728,028
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,675,517
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,574,071
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,864,347
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	17,661,383
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	11,000,000	10,587,061
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,180,000	5,263,765

The accompanying notes are an integral part of these financial statements.

64

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
EQM Midstream Partners LP
7.50%, 06/01/2030 (Callable 12/01/2029)(a)	$3,000,000	$3,191,016
4.75%, 01/15/2031 (Callable 07/15/2030)(a)	3,000,000	2,821,289
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,138,640
7.00%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,834,752
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,055,715
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,838,432
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,606,037
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026)(a)	20,225,000	19,702,044
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	13,110,086
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	11,476,390
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028)(a)	43,025,000	42,069,448
3.25%, 06/02/2030 (Callable 03/02/2030)(a)	28,100,000	25,542,883
4.65%, 04/20/2032 (Callable 01/20/2032)(a)	28,125,000	26,826,247
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,700,000	4,672,846
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,161,136
4.50%, 08/15/2046 (Callable 02/15/2046)	23,740,000	19,309,243
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	11,650,000	11,394,743
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,862,207
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,040,687
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	25,538,442
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	17,305,173
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	19,547,641
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,994,473

	Par	Value
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	$16,000,000	$13,666,112
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,784,285
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,400,553
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	30,272,510
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,285,256
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030)(a)	18,500,000	16,157,731
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,187,149
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,849,562
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,095,141
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,549,949
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	37,232,322
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	13,872,125
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,618,791
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,378,492
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 03/01/2025)	8,000,000	7,601,196
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,846,454
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	20,742,420
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026)(a)	4,200,000	3,949,905
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	24,200,000	22,557,042
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	25,000,000	20,538,145
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	10,000,000	8,380,423
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,323,138
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	18,304,062

The accompanying notes are an integral part of these financial statements.

65

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.40%, 04/06/2026	$20,000,000	$20,110,724
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,425,138
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,597,270
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,203,016
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,229,138
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	11,821,718
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	23,995,624
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,541,091
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	4,977,194
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	28,911,365
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,338,181
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)	5,000,000	4,700,401
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	25,550,000	25,049,458
3.88%, 10/27/2027 (Callable 07/27/2027)(a)	2,000,000	1,943,152
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	11,000,000	10,912,455
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	17,525,000	17,669,278
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	61,437,000	53,251,146
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	20,000,000	20,205,890
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	6,000,000	4,308,930
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	6,000,000	3,927,968
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,973,323
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,482,783
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	6,873,610
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	12,880,455

	Par	Value
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034)(a)	$10,000,000	$9,718,300
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	8,250,000	7,120,296
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,000,000	20,658,750
4.00%, 09/06/2049(a)	7,300,000	5,391,046
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025)(a)	5,000,000	4,980,110
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,857,587
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,308,495
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,088,662
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,102,699
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	5,843,052
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	15,583,191
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	7,810,646
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,284,902
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	10,000,000	9,686,132
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,342,291
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	16,975,520
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 02/01/2025)	23,037,000	22,755,820
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,528,113
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	33,518,262
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,199,539
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	32,186,933
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	6,132,000	5,916,328
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	22,550,000	21,337,444
5.28%, 06/24/2027(a)	26,000,000	26,198,032
4.88%, 11/01/2027(a)	30,300,000	30,228,121

The accompanying notes are an integral part of these financial statements.

66

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	$36,375,000	$36,904,337
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	40,000,000	41,155,871
4.55%, 09/26/2029 (Callable 08/26/2029)(a)	30,000,000	29,122,537
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	17,375,000	17,052,331
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	24,059,020
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,835,278
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	7,907,294
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,354,717
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,746,782
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027)(a)	10,000,000	9,182,731
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,576,700
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	8,056,583
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,244,408
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030)(a)	7,426,000	6,131,986
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	20,750,000	15,553,297
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	33,054,242
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,006,676
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,121,821
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	15,418,167
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	35,947,643
6.75%, 03/15/2034 (Callable 12/15/2033)	12,750,000	13,495,926
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	929,357
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,664,820
4.95%, 07/02/2064 (Callable 01/02/2064)(d)	4,029,000	3,409,002

	Par	Value
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	$8,000,000	$8,475,793
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,383,391
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	16,979,889
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,380,927
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,625,796
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	19,321,000	16,372,675
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,017,222
5.80%, 03/15/2035	2,150,000	2,164,072
6.50%, 02/01/2037	6,400,000	6,690,904
6.95%, 01/15/2038	14,008,000	15,191,239
6.50%, 09/01/2039	5,359,000	5,605,644
7.50%, 11/15/2040	7,917,000	8,913,344
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,131,474
7.80%, 08/01/2031	16,745,000	18,861,993
7.75%, 01/15/2032	44,260,000	50,286,924
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,164,657
Kraft Heinz Foods Co.
3.00%, 06/01/2026 (Callable 03/01/2026)	9,249,000	9,028,832
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,278,687
7.13%, 08/01/2039(a)	1,425,000	1,593,269
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	16,449,004
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	45,805,159
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	20,456,374
Lafarge SA, 7.13%, 07/15/2036	13,596,000	15,042,568
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	45,232,301
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	6,865,971
7.13%, 07/01/2032	5,000,000	5,463,120
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,320,220
LG Energy Solution Ltd., 5.50%, 07/02/2034(a)	18,000,000	17,454,492

The accompanying notes are an integral part of these financial statements.

67

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	$12,000,000	$12,195,998
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,380,548
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,057,869
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,738,423
Marathon Petroleum Corp., 4.75%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,246,069
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,054,604
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	9,981,804
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	14,848,049
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	14,821,553
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	20,378,028
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,484,547
6.25%, 05/01/2037	893,000	930,599
MasTec, Inc.
4.50%, 08/15/2028 (Callable 02/02/2025)(a)	5,000,000	4,848,185
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,179,025
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027(a)	8,225,000	8,293,044
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,071,547
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	26,022,000	25,521,314
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	12,650,000	13,007,103
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,234,323
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 02/02/2025)(a)	9,365,000	9,338,455
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,632,296

	Par	Value
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	$2,000,000	$1,980,779
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,376,463
MPLX LP
4.00%, 02/15/2025 (Callable 02/03/2025)	6,000,000	5,992,590
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,798,001
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	19,360,376
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,606,413
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	24,663,385
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,606,819
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	16,930,000	16,583,154
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,458,882
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	32,000,000	31,757,146
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027(a)	26,800,000	26,491,597
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	17,554,793
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,008,314
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,072,248
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,789,213
nVentFinance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,311,690
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	4,986,763
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,419,229
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,416,448
7.50%, 05/01/2031	28,703,000	31,380,932
7.88%, 09/15/2031	6,320,000	7,004,920
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	19,876,481
6.45%, 09/15/2036	28,151,000	28,866,937
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	20,551,156

The accompanying notes are an integral part of these financial statements.

68

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	$10,000,000	$10,083,498
ONEOK, Inc.
3.20%, 03/15/2025 (Callable 02/02/2025)	5,000,000	4,979,822
3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,683,035
Optics Bidco SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	4,102,000	4,186,998
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,183,173
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,087,079
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,427,549
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,532,751
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,819,671
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,446,331
6.90%, 11/09/2052 (Callable 05/09/2052)	65,175,000	73,140,275
Orange SA, 9.00%, 03/01/2031	29,044,000	34,586,263
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,596,043
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	31,150,000	30,976,338
5.88%, 11/15/2027 (Callable 10/15/2027)(a)	12,000,000	12,289,100
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	24,065,000	24,427,592
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	25,000,000	25,730,237
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,550,435
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	20,000,000	20,070,874
3.35%, 11/01/2029 (Callable 08/01/2029)(a)	2,199,000	2,034,584
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030 (Callable 03/15/2030)	10,000,000	9,372,483
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,489,952
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,181,440

	Par	Value
5.88%, 05/01/2042	$6,000,000	$5,970,944
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,596,358
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,874,340
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,008,835
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	39,845,223
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,134,576
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,299,042
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	31,818,951
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,390,906
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	9,778,353
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	84,730,000	81,126,050
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	26,017,000	26,463,193
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,142,759
6.40%, 04/15/2033 (Callable 01/15/2033)	15,129,000	15,617,480
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	26,000,000	22,100,061
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,539,333
6.85%, 11/15/2036	6,100,000	6,546,392
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	10,000,000	9,756,152
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	22,325,216
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,168,524
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	458,510
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051)(a)	7,000,000	4,172,133
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,689,561

The accompanying notes are an integral part of these financial statements.

69

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.50%, 03/15/2042 (Callable 09/15/2041)	$8,750,000	$7,394,807
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,565,128
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	7,350,000	6,321,416
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,341,858
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	21,201,222
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,543,866
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,936,599
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,439,111
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,123,480
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	14,871,965
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (Callable 02/02/2025)	4,748,000	4,749,818
5.88%, 06/30/2026 (Callable 12/31/2025)	10,775,000	10,876,497
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	42,467,935
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,164,607
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 01/18/2025)(a)	5,168,943	5,048,453
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	9,000,000	7,926,288
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	19,600,000	20,810,051
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026)(a)	8,550,000	8,041,736
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,176,276
SK Hynix, Inc., 1.50%, 01/19/2026(a)	21,852,000	21,071,197
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	1,339,000	1,391,605
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	23,147,618
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	14,885,259

	Par	Value
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030)(a)	$10,000,000	$8,643,879
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	20,000,000	16,470,027
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)(a)	10,000,000	9,940,415
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	7,000,000	6,701,341
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	13,000,000	13,200,545
SolventumCorp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	29,885,793
5.90%, 04/30/2054 (Callable 10/30/2053)	35,000,000	34,123,520
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,693,611
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	9,876,602
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	22,888,407
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,951,509
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,313,418
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	13,750,000	13,944,864
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,297,890
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	21,270,000	22,147,520
Sysco Corp.
3.30%, 07/15/2026 (Callable 04/15/2026)	11,550,000	11,310,754
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,166,698
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,671,826
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	10,000,000	6,491,075
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,325,000	15,416,524
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	22,898,539
TC PipeLines LP
4.38%, 03/13/2025 (Callable 02/03/2025)	31,115,000	31,058,437

The accompanying notes are an integral part of these financial statements.

70

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.90%, 05/25/2027 (Callable 02/25/2027)	$30,327,000	$29,635,241
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	33,086,481
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,379,209
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,115,954
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,568,978
5.21%, 03/08/2047	33,100,000	29,477,568
4.90%, 03/06/2048	29,050,000	24,660,356
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,489,299
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,000,000	14,413,453
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	17,687,571
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	863,106
6.75%, 06/15/2039	2,767,000	2,713,771
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,424,330
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,420,876
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 01/13/2025)	10,350,000	9,660,269
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	112,272,486
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	17,214,445
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,353,877
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	21,599,928
5.65%, 01/15/2053 (Callable 07/15/2052)	13,150,000	12,756,032
3.60%, 11/15/2060 (Callable 05/15/2060)	19,500,000	12,914,474
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	11,625,000	11,660,031
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,659,763
7.63%, 01/15/2039	21,077,000	24,423,917
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,633,239

	Par	Value
4.60%, 03/15/2048 (Callable 09/15/2047)	$5,150,000	$4,284,781
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(a)	20,300,000	19,451,560
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,466,507
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048)(a)	8,325,000	7,219,345
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	8,885,884
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025)(a)	45,000,000	45,428,079
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	22,715,244
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,601,163
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,333,035
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,114,625
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	22,757,000	22,398,003
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	26,286,655
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	42,984,488
8.25%, 01/17/2034	13,526,000	15,873,004
6.88%, 11/21/2036	45,396,000	48,337,116
6.88%, 11/10/2039	16,643,000	17,655,244
6.40%, 06/28/2054 (Callable 12/28/2053)	14,850,000	14,601,317
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,229,676
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	14,858,927
6.63%, 06/15/2037	2,100,000	2,202,887
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027)(a)	23,850,000	23,765,476
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	65,430,000	69,093,159
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	15,000,000	16,792,671
Verizon Communications, Inc.
4.33%, 09/21/2028	3,077,000	3,019,223
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,817,458

The accompanying notes are an integral part of these financial statements.

71

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
2.36%, 03/15/2032 (Callable 12/15/2031)	$5,650,000	$4,686,659
4.50%, 08/10/2033	16,325,000	15,388,409
4.27%, 01/15/2036	17,148,000	15,426,894
5.25%, 03/16/2037	28,793,000	28,111,434
4.81%, 03/15/2039	37,054,000	34,204,302
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	6,845,588
3.40%, 03/22/2041 (Callable 09/22/2040)	3,850,000	2,914,915
4.86%, 08/21/2046	2,500,000	2,233,814
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	18,151,302
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,809,716
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	27,703,756
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	34,709,722
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027)(a)	7,000,000	6,845,926
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(a)	20,000,000	19,629,541
ViterraFinance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	23,641,000	22,640,480
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	45,000,000	44,579,458
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	80,020,000	69,874,338
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	16,631,000	16,233,485
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	18,850,000	17,856,248
Vodafone Group PLC
7.88%, 02/15/2030	301,000	340,851
5.00%, 05/30/2038	6,800,000	6,487,640
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,523,795
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,720,107
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025)(a)	30,000,000	29,066,128
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	30,000,000	30,669,658
VontierCorp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,440,858

	Par	Value
2.95%, 04/01/2031 (Callable 01/01/2031)	$5,275,000	$4,531,821
Vulcan Materials Co.
4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,970,007
5.70%, 12/01/2054 (Callable 06/01/2054)	10,000,000	9,748,817
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,013,236
3.20%, 04/15/2030 (Callable 01/15/2030)	7,719,000	6,202,664
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	12,136,272
WarnermediaHoldings, Inc.
6.41%, 03/15/2026 (Callable 01/13/2025)	7,000,000	7,002,784
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,653,554
4.28%, 03/15/2032 (Callable 12/15/2031)	71,072,000	62,649,525
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	7,249,325
5.14%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,732,689
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	38,555,000	37,076,326
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,961,440
Western Midstream Operating LP
3.10%, 02/01/2025 (Callable 01/18/2025)	20,000,000	19,948,712
3.95%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,959,509
4.05%, 02/01/2030 (Callable 11/01/2029)	10,500,000	9,848,512
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,647,715
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	19,318,318
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,212,598
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,609,883
4.70%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,693,042
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,033,210
Whistler Pipeline LLC
5.70%, 09/30/2031 (Callable 07/30/2031)(a)	13,775,000	13,762,245
5.95%, 09/30/2034 (Callable 06/30/2034)(a)	7,395,000	7,417,804

The accompanying notes are an integral part of these financial statements.

72

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Williams Cos., Inc.
7.75%, 06/15/2031	$3,400,000	$3,789,782
8.75%, 03/15/2032	5,750,000	6,791,071
6.30%, 04/15/2040	8,142,000	8,485,797
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	5,968,949
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	42,480,000	41,153,402
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	24,727,919
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	23,500,000	23,111,021
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	29,446,627
5.75%, 11/30/2039	11,967,000	11,932,046
		9,240,674,814
Utilities - 1.4%
Ameren Corp., 3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,255,364
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,544,916
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 03/15/2025)	10,500,000	10,447,061
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,341,078
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,318,615
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,137,196
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,482,243
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,850,591
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,112,163
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,851,234
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,200,857
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,105,196

	Par	Value
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	$19,000,000	$18,931,612
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,527,555
Duke Energy Corp.
2.65%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,678,453
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,831,814
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,643,725
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	4,991,087
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,347,802
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027)(a)	5,350,000	5,153,918
2.53%, 10/01/2030 (Callable 07/01/2030)(a)	2,550,000	2,203,106
2.78%, 01/07/2032 (Callable 10/07/2031)(a)	2,810,000	2,341,321
Enel Finance International NV
3.50%, 04/06/2028(a)	8,000,000	7,622,156
6.80%, 09/15/2037(a)	8,440,000	9,072,320
4.75%, 05/25/2047(a)	66,700,000	56,854,000
7.75%, 10/14/2052 (Callable 04/14/2052)(a)	10,000,000	11,795,050
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053)(a)	6,300,000	6,162,049
Entergy Corp., 2.95%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,687,675
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,567,704
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	13,700,000	13,861,558
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,261,679
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,483,343
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,315,771
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,806,883
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	28,100,000	27,014,861

The accompanying notes are an integral part of these financial statements.

73

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	$4,300,000	$3,688,126
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,185,543
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028)(a)	8,125,000	8,163,004
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	9,262,207
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,094,470
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	24,604,702
2.95%, 05/14/2030 (Callable 02/14/2030)(a)	10,000,000	8,946,232
5.65%, 05/09/2034 (Callable 02/09/2034)(a)	7,000,000	7,050,078
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,295,338
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028)(a)	11,350,000	11,440,534
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,000,000	8,387,863
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053)(a)	10,000,000	9,980,609
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,032,536
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,194,085
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,380,893
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,419,533
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	7,000,000	6,790,085
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,120,793
3.60%, 05/01/2030 (Callable 02/01/2030)	6,835,000	6,374,762
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,366,945
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,387,335

	Par	Value
3.95%, 03/30/2048 (Callable 09/30/2047)	$11,750,000	$8,968,521
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,414,200
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,527,774
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	20,000,000	19,776,599
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,189,881
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	4,965,718
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	16,425,000	16,399,328
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,078,645
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,153,729
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	13,759,977
		689,202,001
TOTAL CORPORATE BONDS (Cost $19,256,358,333)		18,233,784,218
U.S. TREASURY SECURITIES - 28.8%
United States Treasury Note/Bond
1.13%, 10/31/2026	1,520,250,000	1,437,051,947
4.63%, 11/15/2026	49,475,000	49,793,882
4.13%, 02/15/2027	395,950,000	394,836,391
4.63%, 06/15/2027	168,900,000	170,298,703
3.13%, 08/31/2027	438,300,000	425,630,391
4.13%, 11/15/2027	150,000,000	149,320,312
3.88%, 11/30/2027	736,750,000	728,346,445
1.13%, 08/31/2028	81,000,000	72,235,547
2.38%, 03/31/2029	651,325,000	601,025,411
2.75%, 05/31/2029	473,550,000	442,695,258
3.88%, 12/31/2029	545,275,000	532,644,217
4.13%, 08/31/2030	647,250,000	637,212,570
4.00%, 01/31/2031	594,150,000	579,621,179
1.38%, 11/15/2031	720,050,000	588,359,609
1.88%, 02/15/2032	549,725,000	462,348,789
2.88%, 05/15/2032	139,025,000	124,856,398
3.50%, 02/15/2033	211,900,000	197,141,496
4.38%, 05/15/2034	577,925,000	569,165,824
1.38%, 11/15/2040	91,125,000	56,469,023
2.25%, 05/15/2041	397,000,000	282,056,094
1.75%, 08/15/2041	305,300,000	197,932,191
2.38%, 02/15/2042	1,083,675,000	772,330,090

The accompanying notes are an integral part of these financial statements.

74

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
3.38%, 08/15/2042	$833,700,000	$688,942,326
3.88%, 02/15/2043	256,275,000	226,362,902
2.88%, 05/15/2043	1,048,445,000	795,016,185
3.88%, 05/15/2043	962,375,000	847,905,007
4.63%, 05/15/2044	157,625,000	152,970,137
4.13%, 08/15/2044	40,000,000	36,250,000
2.50%, 02/15/2045	1,110,075,000	771,111,867
2.88%, 05/15/2049	518,800,000	368,327,736
2.25%, 08/15/2049	72,250,000	44,806,289
1.38%, 08/15/2050	111,275,000	54,363,923
2.38%, 05/15/2051	833,350,000	524,945,399
2.88%, 05/15/2052	954,275,000	668,514,374
TOTAL U.S. TREASURY SECURITIES
(Cost $15,806,307,871)		14,650,887,912
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.7%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,194,762	1,159,481
Pool A90316, 4.50%, 12/01/2039	5,820,317	5,648,434
Pool A91387, 5.00%, 03/01/2040	252,375	251,736
Pool A93996, 4.50%, 09/01/2040	834,888	810,223
Pool A96413, 4.00%, 01/01/2041	7,878,199	7,440,259
Pool A97620, 4.50%, 03/01/2041	597,922	580,255
Pool C00785, 6.50%, 06/01/2029	24,451	24,997
Pool C03490, 4.50%, 08/01/2040	233,043	226,159
Pool C03829, 4.00%, 03/01/2042	2,501,931	2,362,935
Pool C09004, 3.50%, 07/01/2042	3,284,627	2,995,670
Pool C09013, 3.00%, 09/01/2042	7,261,998	6,407,692
Pool C09015, 3.00%, 10/01/2042	2,053,825	1,812,201
Pool C09028, 3.50%, 01/01/2043	6,842,557	6,231,696
Pool C91430, 3.00%, 03/01/2032	745,663	709,376
Pool C91484, 3.00%, 08/01/2032	4,952,731	4,700,824
Pool C91557, 3.00%, 09/01/2032	33,345,761	31,598,525
Pool C91619, 3.00%, 04/01/2033	680,716	639,719
Pool C91922, 3.50%, 03/01/2037	2,302,087	2,176,427

	Par	Value
Pool C91923, 4.00%, 03/01/2037	$1,310,478	$1,262,814
Pool G01916, 5.00%, 09/01/2035	3,342,589	3,319,750
Pool G04834, 5.00%, 03/01/2036	1,346,400	1,337,476
Pool G05364, 5.00%, 08/01/2033	1,529,084	1,524,681
Pool G06959, 3.50%, 10/01/2041	2,537,053	2,317,138
Pool G07304, 3.50%, 12/01/2042	3,787,591	3,454,245
Pool G07477, 4.00%, 01/01/2041	3,992,591	3,770,696
Pool G07530, 3.50%, 05/01/2043	4,611,188	4,207,364
Pool G07801, 4.00%, 10/01/2044	3,328,545	3,108,370
Pool G07849, 3.50%, 05/01/2044	16,159,729	14,721,046
Pool G07995, 5.50%, 01/01/2039	3,296,997	3,323,084
Pool G08105, 5.50%, 01/01/2036	54,667	55,369
Pool G08168, 6.00%, 12/01/2036	49,416	51,326
Pool G08269, 5.50%, 05/01/2038	161,380	162,283
Pool G08372, 4.50%, 11/01/2039	999,971	970,440
Pool G08518, 3.00%, 02/01/2043	1,130,956	997,892
Pool G08528, 3.00%, 04/01/2043	2,896,967	2,556,102
Pool G08534, 3.00%, 06/01/2043	24,582,991	21,690,350
Pool G08540, 3.00%, 08/01/2043	1,930,720	1,703,527
Pool G08595, 4.00%, 07/01/2044	1,107,923	1,033,948
Pool G08609, 3.50%, 10/01/2044	18,616,303	16,825,647
Pool G08622, 3.00%, 01/01/2045	6,760,336	5,895,463
Pool G08672, 4.00%, 10/01/2045	1,646,143	1,530,128
Pool G08677, 4.00%, 11/01/2045	3,705,671	3,444,507
Pool G08681, 3.50%, 12/01/2045	2,743,620	2,464,629
Pool G08694, 4.00%, 02/01/2046	4,796,406	4,408,050
Pool G08706, 3.50%, 05/01/2046	2,103,254	1,889,426
Pool G08721, 3.00%, 09/01/2046	41,819,816	36,279,732

The accompanying notes are an integral part of these financial statements.

75

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool G08759, 4.50%, 04/01/2047	$9,869,030	$9,471,459
Pool G08780, 4.00%, 09/01/2047	5,572,041	5,172,204
Pool G30974, 3.50%, 01/01/2034	4,634,767	4,472,206
Pool G60038, 3.50%, 01/01/2044	3,660,155	3,336,558
Pool G60039, 3.00%, 04/01/2043	6,689,151	5,901,923
Pool G60181, 4.50%, 01/01/2045	10,051,570	9,667,751
Pool G60365, 5.00%, 02/01/2038	746,260	740,918
Pool G60393, 3.50%, 01/01/2046	11,311,660	10,199,321
Pool G60551, 4.00%, 04/01/2046	3,391,110	3,159,797
Pool G60602, 3.50%, 11/01/2043	2,431,525	2,217,661
Pool G60722, 3.00%, 10/01/2046	26,569,980	23,061,557
Pool G60774, 3.00%, 10/01/2045	13,296,519	11,733,837
Pool G60932, 3.50%, 02/01/2044	11,506,423	10,492,556
Pool G60988, 3.00%, 05/01/2047	24,408,085	21,184,942
Pool G60994, 3.50%, 01/01/2045	10,831,418	9,877,041
Pool G61581, 4.00%, 08/01/2048	9,094,619	8,442,215
Pool G67700, 3.50%, 08/01/2046	12,030,741	10,871,822
Pool G67701, 3.00%, 10/01/2046	43,567,761	37,891,326
Pool G67702, 4.00%, 01/01/2047	20,412,921	19,055,564
Pool G67708, 3.50%, 03/01/2048	54,808,562	49,262,436
Pool Q08998, 3.50%, 06/01/2042	1,356,906	1,237,548
Pool Q10378, 3.00%, 08/01/2042	4,988,369	4,401,583
Pool Q13205, 3.00%, 11/01/2042	17,514,550	15,454,316
Pool Q14875, 3.00%, 01/01/2043	8,510,959	7,509,678
Pool Q16902, 4.00%, 04/01/2043	8,739,410	8,236,570
Pool Q17640, 3.00%, 04/01/2043	2,404,717	2,121,788
Pool Q28765, 4.00%, 05/01/2044	6,540,698	6,174,365

	Par	Value
Pool Q45864, 3.00%, 02/01/2047	$15,577,352	$13,482,248
Pool QB5689, 2.50%, 11/01/2050	19,477,888	16,124,678
Pool QC3874, 2.50%, 07/01/2051	29,956,979	24,726,216
Pool QC6017, 2.50%, 08/01/2051	15,908,076	13,171,961
Pool QC7500, 3.00%, 09/01/2051	14,515,358	12,547,765
Pool QC9160, 3.00%, 10/01/2051	10,118,395	8,639,819
Pool QD0744, 2.50%, 11/01/2051	8,487,099	7,004,664
Pool QE5105, 4.50%, 07/01/2052	31,585,945	29,900,484
Pool QK0430, 2.00%, 09/01/2040	21,593,037	18,028,207
Pool QN6719, 1.50%, 06/01/2036	32,656,609	28,166,127
Pool RA4375, 2.50%, 02/01/2051	36,824,438	30,476,925
Pool RA4562, 2.50%, 02/01/2051	18,688,890	15,486,137
Pool RA4637, 2.50%, 02/01/2051	52,410,092	43,387,127
Pool RA7679, 5.00%, 07/01/2052	90,756,073	87,886,913
Pool RB5086, 2.50%, 11/01/2040	53,021,949	45,574,686
Pool RB5089, 1.50%, 12/01/2040	40,162,333	32,071,239
Pool RB5090, 2.00%, 12/01/2040	74,209,382	61,941,432
Pool RB5105, 2.00%, 03/01/2041	47,692,069	39,798,708
Pool RB5131, 2.00%, 10/01/2041	12,677,016	10,546,396
Pool RB5145, 2.00%, 02/01/2042	42,045,792	34,848,251
Pool RC1535, 2.00%, 08/01/2035	37,167,970	33,082,286
Pool SB0743, 3.00%, 01/01/2034	30,341,082	28,878,894
Pool SB0794, 1.50%, 06/01/2036	17,279,009	14,923,832
Pool SB0967, 2.00%, 01/01/2037	28,211,213	25,213,533
Pool SB1138, 1.50%, 06/01/2036	22,829,581	19,725,137
Pool SB8088, 1.50%, 02/01/2036	23,692,979	20,436,187
Pool SB8500, 2.50%, 07/01/2035	4,346,626	3,969,030
Pool SC0052, 3.00%, 02/01/2040	8,252,955	7,462,343

The accompanying notes are an integral part of these financial statements.

76

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SC0208, 2.00%, 11/01/2041	$66,419,742	$55,318,780
Pool SC0242, 2.50%, 02/01/2042	9,940,484	8,489,268
Pool SC0392, 4.00%, 06/01/2038	47,640,112	45,878,763
Pool SC0526, 2.00%, 05/01/2042	144,215,316	120,252,313
Pool SD0039, 4.00%, 02/01/2046	22,989,127	21,683,628
Pool SD0295, 3.00%, 02/01/2049	35,062,484	30,552,901
Pool SD0580, 3.00%, 04/01/2051	29,386,074	25,233,175
Pool SD0614, 2.50%, 05/01/2051	35,836,526	29,528,424
Pool SD0649, 2.50%, 06/01/2051	14,823,177	12,213,818
Pool SD2039, 6.00%, 01/01/2053	111,284,189	112,853,008
Pool SD2164, 5.50%, 01/01/2053	96,583,495	95,941,273
Pool SD2176, 6.00%, 01/01/2053	32,473,077	33,047,290
Pool SD2230, 2.00%, 08/01/2051	45,652,821	35,799,926
Pool SD2903, 2.00%, 03/01/2051	185,083,608	145,004,332
Pool SD3431, 5.50%, 06/01/2053	45,886,881	45,317,818
Pool SD3595, 6.00%, 08/01/2053	24,020,742	24,623,037
Pool SD3860, 6.50%, 09/01/2053	43,380,869	44,748,785
Pool SD3906, 6.00%, 10/01/2053	70,274,918	71,233,841
Pool SD4957, 2.00%, 03/01/2051	38,717,565	30,373,888
Pool SD7507, 3.00%, 11/01/2049	39,439,949	34,138,109
Pool SD7516, 4.00%, 05/01/2050	65,658,392	60,739,321
Pool SD7525, 2.50%, 10/01/2050	7,607,100	6,338,762
Pool SD7526, 2.50%, 10/01/2050	7,898,987	6,545,291
Pool SD7538, 2.00%, 04/01/2051	66,672,681	53,204,621
Pool SD7541, 2.00%, 05/01/2051	28,347,418	22,433,914
Pool SD7548, 2.50%, 11/01/2051	118,216,838	97,841,715
Pool SD7553, 3.00%, 03/01/2052	108,962,526	93,760,527

	Par	Value
Pool SD7555, 3.00%, 08/01/2052	$82,333,410	$70,908,081
Pool SF5020, 3.50%, 01/01/2047	22,289,158	20,187,938
Pool SI2074, 2.00%, 09/01/2050	47,658,597	37,393,269
Pool SI2076, 2.00%, 09/01/2050	31,824,315	24,969,329
Pool SI2077, 2.00%, 09/01/2050	15,714,529	12,341,406
Pool Z40130, 3.00%, 01/01/2046	36,887,528	32,152,734
Pool ZA2494, 3.50%, 02/01/2038	25,394,761	23,740,019
Pool ZL3549, 3.50%, 08/01/2042	21,694,118	19,759,095
Pool ZL3711, 3.50%, 09/01/2042	33,288,827	30,319,693
Pool ZL4646, 3.00%, 01/01/2043	11,474,039	10,110,213
Pool ZM8767, 4.50%, 10/01/2048	6,904,325	6,583,701
Pool ZS4693, 3.00%, 12/01/2046	24,171,145	20,894,574
Pool ZS4724, 4.50%, 06/01/2047	62,057,317	59,409,893
Pool ZS4732, 4.50%, 08/01/2047	16,063,959	15,384,485
Pool ZS7942, 3.00%, 02/01/2033	19,158,756	18,258,800
Pool ZS8577, 2.50%, 08/01/2030	60,373,035	57,404,223
Pool ZT0531, 3.50%, 04/01/2047	40,525,680	36,510,317
Pool ZT1257, 3.00%, 01/01/2046	47,029,880	40,936,912
Pool ZT2262, 3.00%, 06/01/2048	33,769,551	28,789,069
Pool ZT2407, 3.50%, 03/01/2043	32,120,091	29,048,872
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	5,220,374	5,196,835
Pool 254949, 5.00%, 11/01/2033	14,206	14,140
Pool 257203, 5.00%, 05/01/2028	29,675	29,705
Pool 555285, 6.00%, 03/01/2033	12,374	12,736
Pool 725025, 4.50%, 10/01/2033	4,338,511	4,240,827
Pool 725425, 5.50%, 04/01/2034	1,843,136	1,855,305
Pool 725773, 5.50%, 09/01/2034	49,878	50,208
Pool 735060, 6.00%, 11/01/2034	13,925	14,326

The accompanying notes are an integral part of these financial statements.

77

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 735228, 5.50%, 02/01/2035	$167,857	$169,376
Pool 735676, 5.00%, 07/01/2035	1,405,899	1,393,933
Pool 735925, 5.00%, 10/01/2035	692,119	686,473
Pool 745275, 5.00%, 02/01/2036	990,088	982,416
Pool 745946, 5.50%, 11/01/2036	68,744	69,536
Pool 890355, 3.50%, 09/01/2041	5,844,387	5,330,381
Pool AB0524, 4.00%, 04/01/2039	3,514,605	3,328,255
Pool AB1614, 4.00%, 10/01/2040	10,617,953	10,014,492
Pool AB3745, 4.00%, 10/01/2041	2,048,096	1,931,687
Pool AB6496, 3.00%, 10/01/2042	8,841,208	7,790,615
Pool AB8612, 3.00%, 03/01/2043	13,374,315	11,785,069
Pool AC5442, 4.50%, 11/01/2039	56,440	54,701
Pool AD0249, 5.50%, 04/01/2037	413,642	417,137
Pool AD8522, 4.00%, 08/01/2040	419,000	395,204
Pool AE0828, 3.50%, 02/01/2041	4,119,679	3,757,808
Pool AH0936, 3.50%, 12/01/2040	2,415,855	2,203,619
Pool AI7784, 4.50%, 07/01/2041	2,461,411	2,385,530
Pool AJ1407, 4.00%, 09/01/2041	552,483	521,093
Pool AJ7689, 4.00%, 12/01/2041	2,518,158	2,375,035
Pool AK2400, 4.00%, 02/01/2042	14,269,892	13,435,557
Pool AL0160, 4.50%, 05/01/2041	2,269,326	2,195,126
Pool AL3069, 3.00%, 02/01/2043	12,953,090	11,413,789
Pool AL5097, 4.50%, 09/01/2043	3,629,608	3,499,861
Pool AL6340, 5.00%, 06/01/2039	3,398,530	3,369,075
Pool AL7521, 5.00%, 06/01/2039	4,666,973	4,627,515
Pool AL7822, 4.00%, 07/01/2043	9,507,725	8,943,912
Pool AL7954, 5.00%, 07/01/2041	3,777,389	3,744,946

	Par	Value
Pool AL8819, 3.50%, 10/01/2043	$18,614,165	$16,923,979
Pool AL9043, 3.50%, 09/01/2046	3,892,328	3,510,296
Pool AL9555, 4.00%, 02/01/2045	5,761,274	5,434,023
Pool AL9633, 3.00%, 11/01/2043	9,639,504	8,495,592
Pool AL9764, 4.50%, 02/01/2046	9,751,828	9,451,303
Pool AO2970, 3.00%, 05/01/2042	2,427,201	2,139,069
Pool AO8044, 3.50%, 07/01/2042	35,920,278	32,717,025
Pool AP0489, 3.50%, 08/01/2042	2,700,948	2,460,062
Pool AR9195, 3.00%, 03/01/2043	2,755,986	2,428,430
Pool AS0303, 3.00%, 08/01/2043	1,888,466	1,664,209
Pool AS4257, 4.00%, 01/01/2045	2,143,022	1,992,859
Pool AS5831, 4.00%, 09/01/2045	1,644,352	1,526,416
Pool AS6013, 4.00%, 10/01/2045	2,094,707	1,944,468
Pool AS6227, 4.00%, 11/01/2045	8,036,307	7,420,109
Pool AS7150, 3.00%, 05/01/2046	5,770,471	5,015,337
Pool AS7244, 3.50%, 05/01/2046	10,215,799	9,165,406
Pool AS7540, 3.00%, 07/01/2046	13,771,576	11,905,235
Pool AS8073, 2.50%, 10/01/2046	11,356,057	9,436,585
Pool AS8470, 3.00%, 12/01/2046	11,892,154	10,321,719
Pool AS9917, 4.00%, 07/01/2047	32,248,204	30,056,972
Pool AT2721, 3.00%, 05/01/2043	13,623,528	12,004,282
Pool AT2725, 3.00%, 05/01/2043	6,444,438	5,679,054
Pool AT5900, 3.00%, 06/01/2043	2,754,654	2,427,506
Pool AU1628, 3.00%, 07/01/2043	1,156,774	1,019,372
Pool AU8844, 4.00%, 11/01/2043	3,500,103	3,283,698
Pool AW8165, 4.00%, 01/01/2042	3,236,083	3,052,165
Pool AX5316, 4.50%, 01/01/2042	3,800,362	3,683,221
Pool AY3374, 3.50%, 04/01/2045	9,354,439	8,426,773

The accompanying notes are an integral part of these financial statements.

78

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AZ7903, 4.00%, 06/01/2041	$4,243,568	$4,002,497
Pool AZ9565, 3.50%, 12/01/2045	10,537,716	9,454,372
Pool BC1445, 3.00%, 07/01/2046	4,026,407	3,495,735
Pool BE5069, 3.00%, 11/01/2046	8,566,920	7,458,586
Pool BF0212, 4.50%, 02/01/2041	18,550,473	18,006,253
Pool BF0231, 3.00%, 04/01/2042	20,546,678	18,265,017
Pool BF0241, 3.50%, 05/01/2052	39,226,269	35,289,143
Pool BF0345, 3.00%, 10/01/2043	39,787,086	35,068,392
Pool BF0386, 3.00%, 2/01/2049	10,330,348	8,974,781
Pool BF0414, 3.00%, 11/01/2059	42,001,207	35,235,357
Pool BF0500, 3.00%, 12/01/2054	82,931,034	71,019,511
Pool BF0546, 2.50%, 07/01/2061	8,534,491	6,789,413
Pool BF0617, 2.50%, 3/01/2062	41,694,766	33,166,205
Pool BF0656, 4.00%, 06/01/2062	121,937,974	110,945,897
Pool BH2594, 3.50%, 08/01/2047	4,341,852	3,895,379
Pool BH4101, 3.50%, 10/01/2047	4,166,094	3,737,694
Pool BH7071, 4.50%, 12/01/2047	2,018,045	1,916,478
Pool BH9277, 3.50%, 02/01/2048	20,613,377	18,493,374
Pool BM1031, 3.00%, 09/01/2043	33,992,199	29,953,853
Pool BM1066, 4.00%, 02/01/2047	2,056,885	1,909,347
Pool BM1428, 3.50%, 09/01/2043	16,082,863	14,619,389
Pool BM1753, 4.00%, 05/01/2037	11,818,076	11,352,924
Pool BM2003, 4.00%, 10/01/2047	10,625,186	9,851,956
Pool BM2005, 4.00%, 12/01/2047	13,013,510	12,063,858
Pool BM2007, 4.00%, 09/01/2048	2,822,668	2,616,654
Pool BM3108, 4.50%, 08/01/2046	7,273,843	6,986,587
Pool BM3286, 4.50%, 11/01/2047	3,577,797	3,440,831

	Par	Value
Pool BM3972, 2.50%, 04/01/2038	$18,902,843	$17,015,619
Pool BM3974, 4.00%, 05/01/2038	7,385,718	7,100,846
Pool BM4148, 4.00%, 07/01/2048	10,956,075	10,215,764
Pool BM4746, 3.50%, 02/01/2044	32,195,718	29,325,643
Pool BM4973, 3.50%, 05/01/2043	13,376,275	12,183,952
Pool BM5136, 4.00%, 06/01/2046	39,443,756	36,894,497
Pool BM5460, 3.50%, 01/01/2035	16,587,857	15,960,350
Pool BM5478, 4.50%, 01/01/2049	7,314,076	7,004,848
Pool BM5538, 5.00%, 11/01/2048	13,387,450	13,184,310
Pool BM5628, 4.50%, 11/01/2048	10,511,802	10,038,107
Pool BM5784, 3.50%, 05/01/2047	838,522	752,295
Pool BM5787, 4.00%, 08/01/2047	15,891,873	14,766,898
Pool BM5803, 4.50%, 04/01/2039	8,992,582	8,799,116
Pool BM5900, 3.00%, 11/01/2046	17,825,089	15,709,530
Pool BM6825, 3.50%, 06/01/2045	9,368,853	8,488,171
Pool BM7089, 3.00%, 02/01/2052	74,546,350	63,383,574
Pool BQ1226, 2.00%, 09/01/2050	39,556,866	30,989,270
Pool BQ3361, 2.00%, 09/01/2050	38,957,491	30,562,138
Pool BQ9497, 3.00%, 11/01/2050	5,410,025	4,680,696
Pool BT6883, 2.00%, 09/01/2051	11,119,812	8,817,469
Pool BU7102, 2.50%, 12/01/2051	42,355,573	34,784,894
Pool CA4447, 2.50%, 11/01/2034	11,620,647	10,664,019
Pool CA4509, 2.50%, 11/01/2034	9,382,361	8,609,939
Pool CA5146, 3.00%, 02/01/2050	63,366,309	54,788,179
Pool CA5964, 2.00%, 06/01/2040	35,314,497	30,096,237
Pool CA6256, 2.50%, 07/01/2050	89,199,351	73,913,355
Pool CA6307, 2.50%, 07/01/2050	31,044,617	25,580,093
Pool CA6308, 3.00%, 07/01/2050	45,368,150	39,495,418

The accompanying notes are an integral part of these financial statements.

79

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CA7604, 3.00%, 11/01/2050	$58,231,702	$50,670,165
Pool CA8230, 2.50%, 12/01/2050	69,393,387	57,446,623
Pool CB0290, 2.00%, 04/01/2051	111,370,300	87,284,085
Pool CB1806, 2.50%, 10/01/2051	34,160,968	28,124,518
Pool CB2162, 3.00%, 11/01/2051	96,278,162	82,864,397
Pool CB2345, 2.00%, 12/01/2051	22,598,082	17,962,293
Pool CB4135, 5.00%, 07/01/2052	100,399,519	97,254,181
Pool CB4140, 5.00%, 07/01/2052	62,868,750	60,886,063
Pool CB5025, 5.50%, 11/01/2052	44,109,613	43,976,492
Pool FM2568, 3.00%, 05/01/2038	10,439,716	9,696,764
Pool FM2743, 3.00%, 02/01/2034	18,439,834	17,554,782
Pool FM2972, 4.00%, 12/01/2044	88,790,707	83,308,624
Pool FM3117, 3.00%, 05/01/2050	33,574,708	29,064,601
Pool FM3160, 4.50%, 02/01/2049	7,605,522	7,218,502
Pool FM3946, 4.00%, 01/01/2049	2,669,161	2,478,140
Pool FM4481, 1.50%, 10/01/2035	25,900,609	22,374,169
Pool FM4561, 2.50%, 10/01/2050	35,806,012	29,641,959
Pool FM4875, 2.50%, 11/01/2050	5,821,681	4,837,635
Pool FM4908, 2.50%, 11/01/2050	49,596,937	40,904,872
Pool FM5024, 2.50%, 12/01/2050	47,762,093	39,354,532
Pool FM5262, 3.50%, 10/01/2040	8,607,015	7,962,966
Pool FM5368, 1.50%, 12/01/2035	49,278,850	42,568,916
Pool FM5535, 2.50%, 01/01/2041	22,121,204	18,986,626
Pool FM6058, 3.50%, 02/01/2037	4,416,624	4,229,966
Pool FM6422, 1.50%, 03/01/2036	2,399,958	2,073,102
Pool FM6990, 3.00%, 08/01/2040	23,900,840	21,620,853
Pool FM7064, 2.50%, 01/01/2051	29,771,099	24,669,253

	Par	Value
Pool FM7381, 2.50%, 05/01/2051	$32,128,068	$26,595,041
Pool FM7466, 2.50%, 05/01/2051	68,157,907	56,636,108
Pool FM7830, 2.50%, 04/01/2051	16,877,640	13,972,102
Pool FM7911, 2.50%, 06/01/2051	23,259,827	19,316,148
Pool FM7962, 2.50%, 07/01/2051	60,554,228	50,287,635
Pool FM8150, 2.00%, 07/01/2051	39,639,313	31,434,517
Pool FM8215, 2.50%, 03/01/2051	17,815,763	14,762,703
Pool FM8318, 2.50%, 07/01/2051	20,381,482	16,837,103
Pool FM8322, 2.00%, 08/01/2051	14,029,145	11,124,703
Pool FM8644, 4.00%, 06/01/2039	6,749,164	6,571,289
Pool FM8804, 2.50%, 09/01/2051	112,035,375	92,208,282
Pool FM9243, 3.00%, 10/01/2051	55,730,661	47,765,934
Pool FM9284, 2.50%, 11/01/2051	25,825,842	21,315,893
Pool FM9479, 2.50%, 11/01/2051	88,460,098	72,784,416
Pool FM9495, 2.00%, 11/01/2051	52,713,783	41,715,818
Pool FM9599, 2.50%, 11/01/2051	29,556,319	24,703,354
Pool FM9671, 2.00%, 12/01/2051	94,520,914	74,731,531
Pool FM9700, 2.00%, 12/01/2051	32,445,941	25,727,961
Pool FM9732, 2.50%, 12/01/2051	69,674,213	57,325,538
Pool FM9781, 2.50%, 12/01/2051	15,749,502	12,998,011
Pool FM9807, 2.00%, 12/01/2051	29,829,260	23,605,809
Pool FM9877, 2.50%, 12/01/2051	116,453,524	96,249,486
Pool FP0057, 4.00%, 08/01/2050	23,560,972	22,131,862
Pool FS0192, 2.50%, 01/01/2052	39,380,329	32,412,785
Pool FS0216, 2.00%, 01/01/2037	25,563,085	22,808,647
Pool FS0493, 3.00%, 02/01/2052	21,535,968	18,512,574
Pool FS0585, 3.00%, 02/01/2052	26,762,832	23,008,188
Pool FS0739, 3.50%, 02/01/2052	26,950,535	23,959,676

The accompanying notes are an integral part of these financial statements.

80

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FS1005, 2.00%, 02/01/2042	$34,667,366	$28,803,115
Pool FS1009, 2.00%, 02/01/2042	35,537,305	29,555,515
Pool FS1093, 3.50%, 04/01/2052	75,482,634	67,024,903
Pool FS1115, 2.50%, 05/01/2051	57,856,448	48,507,748
Pool FS1120, 3.00%, 03/01/2052	60,167,589	51,588,770
Pool FS1226, 4.00%, 05/01/2049	6,266,360	5,808,958
Pool FS1365, 2.50%, 03/01/2042	42,867,160	36,493,568
Pool FS1974, 1.50%, 02/01/2036	34,228,598	29,563,523
Pool FS2111, 4.50%, 10/01/2045	90,903,309	87,426,623
Pool FS2166, 4.50%, 07/01/2052	13,430,933	12,715,043
Pool FS2488, 2.50%, 10/01/2034	35,643,719	32,712,223
Pool FS2917, 3.00%, 11/01/2033	27,973,928	26,724,193
Pool FS2918, 3.00%, 09/01/2033	20,984,463	19,954,916
Pool FS4603, 2.00%, 05/01/2042	140,382,535	117,172,659
Pool FS4654, 2.00%, 07/01/2051	73,861,575	57,979,030
Pool FS4973, 3.50%, 06/01/2032	47,241,786	45,354,972
Pool FS5120, 6.00%, 07/01/2053	10,431,511	10,669,433
Pool FS5577, 6.00%, 08/01/2053	29,857,480	30,246,836
Pool FS5760, 3.50%, 11/01/2048	48,324,082	43,356,020
Pool FS5788, 6.50%, 09/01/2053	25,317,292	26,151,602
Pool FS5799, 2.50%, 09/01/2050	28,432,469	23,427,492
Pool FS5815, 3.00%, 04/01/2048	77,877,526	68,634,372
Pool FS5816, 3.50%, 07/01/2047	33,933,576	30,909,136
Pool FS8498, 6.00%, 08/01/2054	39,652,000	40,318,315
Pool FS8579, 2.00%, 08/01/2042	91,452,088	76,216,163
Pool FS8752, 6.00%, 08/01/2054	49,880,335	50,703,479
Pool FS8915, 2.00%, 08/01/2042	51,420,889	42,854,343

	Par	Value
Pool FS8954, 2.00%, 01/01/2042	$113,419,929	$94,471,384
Pool FS9401, 6.00%, 10/01/2054	16,735,885	16,914,829
Pool FS9402, 6.00%, 10/01/2054	143,467,117	145,327,798
Pool FS9404, 6.00%, 10/01/2054	46,964,988	47,667,612
Pool MA0140, 4.50%, 08/01/2029	261,909	260,021
Pool MA0171, 4.50%, 09/01/2029	290,067	287,977
Pool MA0583, 4.00%, 12/01/2040	2,589,980	2,442,765
Pool MA0949, 3.50%, 01/01/2032	11,692,615	11,272,872
Pool MA1200, 3.00%, 10/01/2032	626,764	590,176
Pool MA1275, 3.00%, 12/01/2032	1,965,538	1,848,495
Pool MA1608, 3.50%, 10/01/2033	6,569,345	6,275,954
Pool MA1764, 4.00%, 01/01/2034	2,114,363	2,053,003
Pool MA1922, 4.00%, 06/01/2034	2,729,421	2,646,745
Pool MA1960, 4.00%, 07/01/2034	27,253,828	26,470,929
Pool MA2019, 4.00%, 09/01/2034	3,134,441	3,043,880
Pool MA2287, 3.00%, 06/01/2035	4,130,824	3,819,550
Pool MA2804, 3.00%, 11/01/2036	12,781,342	11,800,106
Pool MA2841, 2.50%, 12/01/2036	6,954,495	6,257,902
Pool MA3183, 4.00%, 11/01/2047	8,203,336	7,604,601
Pool MA3281, 4.00%, 02/01/2038	9,149,918	8,764,803
Pool MA3305, 3.50%, 03/01/2048	18,531,936	16,591,054
Pool MA3333, 4.00%, 04/01/2048	28,125,562	26,072,918
Pool MA3468, 4.50%, 09/01/2048	8,005,893	7,621,179
Pool MA4047, 2.00%, 06/01/2050	116,256,253	91,330,116
Pool MA4119, 2.00%, 09/01/2050	39,862,434	31,223,351
Pool MA4159, 2.50%, 10/01/2050	61,232,833	50,151,123
Pool MA4175, 1.50%, 11/01/2040	124,367,006	99,325,555
Pool MA4182, 2.00%, 11/01/2050	207,575,549	162,941,338

The accompanying notes are an integral part of these financial statements.

81

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA4202, 1.50%, 12/01/2040	$38,785,698	$30,971,960
Pool MA4206, 2.00%, 12/01/2035	40,098,463	35,615,525
Pool MA4208, 2.00%, 12/01/2050	59,167,828	46,383,134
Pool MA4501, 2.00%, 12/01/2041	113,364,064	94,154,979
Pool MA4540, 2.00%, 02/01/2042	12,045,260	9,989,781
Pool MA4570, 2.00%, 03/01/2042	61,822,891	51,196,342
Series 1998-66, Class C, 6.00%, 12/25/2028	118	118
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 04/25/2045)	27,635,758	25,283,121
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 03/25/2045)	50,360,284	39,256,033
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 12/25/2043)	33,476,643	26,242,364
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 04/25/2048)	61,914,654	49,259,893
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 11/25/2050)	49,379,176	42,005,576
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	17,408,280	15,386,828
Pool 785025, 3.50%, 02/20/2050	54,210,769	48,926,281
Pool 785433, 2.50%, 04/20/2051	57,227,764	47,507,888
Pool 785447, 2.50%, 03/20/2051	43,622,671	35,923,831
Pool 785531, 2.50%, 06/20/2051	29,598,821	24,571,477
Pool 785558, 2.50%, 07/20/2051	99,003,152	81,935,581
Pool 785575, 2.50%, 08/20/2051	83,967,009	68,706,237
Pool 785615, 2.50%, 08/20/2051	32,515,140	26,882,244
Pool 786333, 4.00%, 04/20/2052	23,441,989	21,615,937
Pool 786809, 5.50%, 06/20/2053	45,272,182	45,331,439
Pool 786812, 5.50%, 07/20/2053	18,033,048	18,178,504

	Par	Value
Pool 786904, 6.00%, 08/20/2053	$25,531,987	$25,988,010
Pool 787026, 6.00%, 10/20/2053	30,792,885	31,278,065
Pool 787253, 6.00%, 02/20/2054	77,464,704	79,026,297
Pool 787304, 6.00%, 03/20/2054	97,414,221	99,914,016
Pool 787312, 2.50%, 03/20/2052	121,221,431	101,247,579
Pool 787313, 2.50%, 09/20/2051	86,160,847	70,846,652
Pool 787387, 5.50%, 04/20/2054	34,599,645	34,464,276
Pool MA0022, 3.50%, 04/20/2042	58,763,942	53,850,362
Pool MA0154, 3.50%, 06/20/2042	25,186,011	23,045,001
Pool MA0220, 3.50%, 07/20/2042	37,589,690	34,376,837
Pool MA0318, 3.50%, 08/20/2042	16,695,814	15,261,047
Pool MA1157, 3.50%, 07/20/2043	17,534,681	16,015,767
Pool MA1225, 4.00%, 08/20/2043	24,999,741	23,597,541
Pool MA1286, 4.00%, 09/20/2043	35,611,727	33,595,926
Pool MA1376, 4.00%, 10/20/2043	3,840,173	3,622,005
Pool MA1449, 4.00%, 11/20/2043	35,254,418	33,244,264
Pool MA1677, 3.50%, 02/20/2044	26,544,106	24,217,410
Pool MA2224, 4.00%, 09/20/2044	14,895,637	14,021,740
Pool MA2522, 4.00%, 01/20/2045	3,224,284	3,034,455
Pool MA3375, 3.00%, 01/20/2046	19,990,416	17,629,794
Pool MA3597, 3.50%, 04/20/2046	23,212,194	21,002,812
Pool MA3663, 3.50%, 05/20/2046	14,452,074	13,072,759
Pool MA3736, 3.50%, 06/20/2046	24,123,594	21,814,949
Pool MA4385, 5.00%, 04/20/2047	638,685	631,939
Pool MA4509, 3.00%, 06/20/2047	10,367,612	9,100,838
Pool MA4721, 4.50%, 09/20/2047	3,086,841	2,972,620
Pool MA4963, 4.00%, 01/20/2048	4,293,466	4,003,568
Pool MA5765, 5.00%, 02/20/2049	30,980,189	30,430,331

The accompanying notes are an integral part of these financial statements.

82

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool MA7990, 4.00%, 04/20/2052	$16,427,651	$15,150,221
Pool MA8571, 6.00%, 01/20/2053	27,755,253	28,142,909
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	13,320	13,613
Pool 4747, 5.00%, 07/20/2040	545,082	543,484
Pool 5202, 3.50%, 10/20/2041	2,644,563	2,428,394
Pool 778793, 3.50%, 01/15/2042	4,500,900	4,140,088
Pool AL9364, 3.50%, 03/20/2045	5,112,110	4,614,123
Pool MA0155, 4.00%, 06/20/2042	2,925,817	2,771,748
Pool MA0392, 3.50%, 09/20/2042	77,666,825	70,956,431
Pool MA0699, 3.50%, 01/20/2043	23,471,921	21,434,072
Pool MA2753, 3.00%, 04/20/2045	6,026,650	5,331,932
Pool MA2754, 3.50%, 04/20/2045	7,380,517	6,700,145
Pool MA3035, 4.00%, 08/20/2045	2,595,401	2,444,004
Pool MA3378, 4.50%, 01/20/2046	4,271,804	4,117,706
Pool MA3598, 4.00%, 04/20/2046	2,810,092	2,638,597
Pool MA3664, 4.00%, 05/20/2046	6,894,924	6,472,858
Pool MA4512, 4.50%, 06/20/2047	9,849,271	9,463,568
Pool MA4588, 4.50%, 07/20/2047	2,327,570	2,236,416
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,451,613,464)		10,539,468,929
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.1%
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2025)(a)(e)	7,251,556	6,820,899
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 01/25/2025)(a)	5,937,905	5,623,509

	Par	Value
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 01/28/2025)(d)	$713,702	$614,581
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 01/25/2025)	105,287	86,544
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 03/25/2038)(a)(e)	82,455,575	81,552,060
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 08/25/2049)(a)(e)	109,113,458	99,667,604
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 06/25/2047)(a)(e)	59,705,281	52,946,566
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 04/25/2050)(a)(e)	122,239,130	108,074,854
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 01/25/2050)(a)(e)	64,474,423	56,924,287
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 12/25/2047)(a)(e)	57,801,495	51,069,731
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027)(a)(e)	44,942,250	41,712,412
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027)(a)(e)	49,620,538	47,871,816
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028)(a)(e)	78,217,623	77,892,582
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 01/25/2025)	6,079	4,799
Countrywide Alternative Loan Trust
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2025)	392,101	182,827
Series 2006-43CB, Class 2A1, 6.00%, 10/25/2034	4,034	4,014
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 01/25/2025)(d)	42,138	41,809
Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 01/25/2025)(e)	1,469	1,454

The accompanying notes are an integral part of these financial statements.

83

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 01/25/2025)(e)	$34,545	$32,212
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.70%, 11/25/2033 (Callable 01/25/2025)(e)	1,894,779	1,786,145
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	1,453	552
FirstKeyHomes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	132,914,576	126,513,849
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	46,478,699	43,938,968
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	120,375,183	117,942,943
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	55,682,295	55,032,349
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	103,971,654	98,631,087
Impac CMB Trust, Series 2004-4, Class 2A2, 5.32%, 09/25/2034 (Callable 01/25/2025)(d)	33,911	38,636
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2025)(a)(d)	5,564,723	5,429,385
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.56%, 01/25/2037 (Callable 01/25/2025)(e)	174,638	135,088
Series 2007-A1, Class 5A2, 6.08%, 07/25/2035 (Callable 04/25/2030)(e)	476,143	477,804
Series 2007-A1, Class 5A5, 6.08%, 07/25/2035 (Callable 04/25/2030)(e)	720,958	724,052
Series 2007-A2, Class 2A3, 5.67%, 04/25/2037 (Callable 01/25/2025)(e)	514,805	382,798
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 04/25/2044)(a)(e)	3,281,762	3,220,657
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 03/25/2037)(a)(e)	10,143,068	9,625,658
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 5.76%, 12/25/2029 (Callable 01/25/2025)(e)	1,293,431	1,238,332

	Par	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 6.09%, 09/25/2034 (Callable 10/25/2029)(e)	$538,309	$528,099
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 09/25/2031)(a)(e)	3,726,890	3,558,928
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 05/25/2031)(a)(e)	5,237,384	5,003,701
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 07/25/2032)(a)(e)	7,849,853	7,437,926
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 10/25/2033)(a)(e)	10,096,498	9,647,938
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.97%, 01/25/2062 (Callable 02/25/2025)(a)(e)	74,338,042	68,156,225
Series 2024-HYB1, Class A1, 3.63%, 03/25/2053 (Callable 01/25/2038)(a)(e)	33,750,970	33,193,377
Series 2024-HYB2, Class A1, 3.64%, 04/25/2053 (Callable 12/25/2043)(a)(e)	39,301,708	38,338,945
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(a)	72,341,738	68,636,597
Series 2023-SFR2, Class A, 4.50%, 10/17/2040(a)	14,600,000	14,295,704
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	6,132	5,365
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2031)(d)	2,482,525	612,219
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 07/25/2038)(a)(e)	8,266,705	7,703,347
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 01/25/2025)(a)(e)	30,067,211	27,875,266
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(e)	54,443,026	53,800,816
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 01/25/2025)(a)(e)	25,316,626	22,412,657
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 06/25/2025)(a)(d)	45,074,711	44,877,861

The accompanying notes are an integral part of these financial statements.

84

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.87%, 09/25/2034 (Callable 01/25/2025)(e)	$394,688	$383,388
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.74%, 10/25/2043 (Callable 01/25/2025)(e)	2,493,335	2,377,294
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2032)(a)(e)	8,556,773	8,355,217
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2028)(a)(e)	662,515	651,611
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 10/25/2033)(a)(e)	10,808,182	10,048,079
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 07/25/2032)(a)(e)	4,776,954	4,724,722
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2031)(a)(e)	18,145,698	17,382,374
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 07/25/2031)(a)(e)	50,732,934	48,260,845
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 01/25/2032)(a)(e)	119,201,532	107,224,532
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031)(a)	56,100,762	50,247,254
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 05/25/2031)(a)(e)	139,495,551	129,584,071
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 08/25/2031)(a)(e)	135,488,778	126,519,678
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 10/25/2034)(a)	55,000,221	52,169,910
Series 2024-1, Class A1, 4.71%, 03/25/2064 (Callable 11/25/2031)(a)(e)	130,964,293	130,741,025
Series 2024-2, Class A1A, 4.71%, 12/25/2064 (Callable 03/25/2031)(a)(e)	170,000,000	168,351,850
Series 2024-3, Class A1A, 5.15%, 07/25/2065 (Callable 11/25/2031)(a)(e)	82,804,808	81,491,408
Series 2024-5, Class A1A, 4.48%, 10/25/2064 (Callable 12/25/2035)(a)(e)	164,631,838	160,434,286

	Par	Value
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.34%, 01/25/2035 (Callable 01/25/2025)(e)	$2,569,258	$2,352,464
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 01/25/2025)	1,958,797	1,959,692
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 01/25/2025)	847,255	854,594
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $2,650,304,597)		2,606,442,128
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.8%
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,855,622	29,890,168
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,535,000	43,099,062
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	21,646,878
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	20,650,520
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	336,236
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	67,813,000	63,692,282
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	94,204,907
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,629,550
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028)(e)	15,302,008	14,901,822
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028)(e)	8,565,000	8,299,925
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	35,623,674
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	55,203,304

The accompanying notes are an integral part of these financial statements.

85

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(e)	$56,200,000	$58,066,093
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,836,221	71,161,013
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	93,975,000	96,129,367
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,429,207
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,198,394
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	25,988,982
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	26,296,655
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	29,730,805
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	22,305,624
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	25,287,071
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,804,927
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,675,000	81,516,219
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,030,389
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027)(e)	9,000,279	8,553,287
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	17,916,537
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	36,850,980	36,183,638

	Par	Value
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	$15,366,912	$15,294,985
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,507,300
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	68,175,000	67,017,286
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	11,799,252
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,064,193
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,413,861
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	3,284,370	3,241,737
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	48,986,454	46,287,629
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	22,779,925
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,801,435
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,170,041
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	28,227,418	27,988,295
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	9,933,077
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	24,886,942
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	6,901,248
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	13,973,923
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	17,556,376	17,188,129
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	20,587,667

The accompanying notes are an integral part of these financial statements.

86

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	$10,000,000	$9,043,511
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	27,863,337
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,825,308
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	11,171,794	10,944,727
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028)(e)	22,023,039	21,403,110
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028)(e)	18,608,000	17,900,107
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	30,690,000	28,085,051
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	14,799,008
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	18,989,853
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	29,980,900
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,610,445
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	9,000,000	8,601,873
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	22,658,000	22,307,968
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	19,289,684
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	23,454,313
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,275,306

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	$25,169,000	$24,246,939
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,775,825
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	39,520,814
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,219,000	71,194,805
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,201,827
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,453,374
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	9,291,667	8,994,172
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	6,750,000	6,540,653
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	3,500,000	3,354,034
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(e)	16,652,859	16,068,484
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	63,682,990
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,280,000	5,642,257
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	4,276	4,262
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,010,927,603)		1,906,668,398
ASSET-BACKED SECURITIES - 3.0%
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027)(a)	83,500,000	84,780,105
Fifth Third Auto Trust, Series 2023-1, Class A3, 5.53%, 08/15/2028 (Callable 04/15/2027)	46,825,000	47,338,586

The accompanying notes are an integral part of these financial statements.

87

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	$27,109,000	$27,266,113
Series 2023-2, Class A, 5.77%, 09/15/2029	52,400,000	53,160,832
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,259,002
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028)(a)	139,039,000	139,576,010
Ford Credit Floorplan LLC
Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	37,400,000	37,578,147
Series 2024-3, Class A1, 4.30%, 09/15/2029(a)	198,875,000	196,796,418
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030(a)	25,000,000	25,456,832
Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	8,000,000	8,079,100
Series 2024-4A, Class A1, 4.73%, 11/15/2029(a)	50,000,000	50,023,375
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027)(a)	64,950,000	66,981,493
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029)(a)	11,752,000	11,850,529
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	57,270,000	58,080,468
Series 2024-F, Class A, 4.75%, 08/15/2029(a)	35,175,000	35,089,757
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/2028 (Callable 04/15/2027)(a)	18,750,000	18,944,629
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 02/15/2030)(a)	12,527,954	11,058,087
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 04/15/2030)(a)	19,322,421	17,326,264
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 06/15/2030)(a)	46,232,258	44,366,167
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(a)	53,533,549	53,621,591

	Par	Value
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	$23,427,351	$21,672,464
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	94,050,000	86,999,166
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	119,081,567	119,101,501
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	73,725,000	74,744,314
Series 2024-A1, Class A, 5.04%, 03/15/2030	14,625,000	14,738,762
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061(a)	6,127,204	5,811,134
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2025)(a)(e)	8,280,001	8,029,929
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2025)(a)(e)	12,989,252	12,589,869
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027)(a)	25,275,000	24,834,654
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029)(a)	47,260,000	47,722,321
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	79,775,000	79,690,502
TOTAL ASSET-BACKED SECURITIES
(Cost $1,529,096,347)		1,525,568,121
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	25,654,000	24,731,077
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,852,340
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 01/25/2028)	1,350,000	1,301,834
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	21,922,000	21,279,602
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 04/25/2028)	70,395,000	68,769,917

The accompanying notes are an integral part of these financial statements.

88

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(e)	$41,215,000	$40,174,028
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	26,488,633	25,815,800
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(e)	14,950,000	14,590,251
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028)(e)	56,545,000	55,091,624
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028)(e)	1,000,000	978,217
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	37,448,854
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033)(e)	11,088,000	10,156,728
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,425,000	88,123,250
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032(e)	66,288,000	54,392,353
Series 2022-M10, Class A2, 1.94%, 01/25/2032(e)	16,975,000	14,014,506
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $482,167,322)		462,720,381
MUNICIPAL BONDS - 0.5%
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,509,492
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,182,487
6.13%, 04/01/2030	5,000,000	5,083,168
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	3,375,000	3,464,574
Colorado Housing and Finance Authority, 6.50%, 11/01/2053 (Callable 05/01/2032)	29,440,000	30,672,930
Dallas Fort Worth International Airport 2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,123,830
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,187,458
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,005,012

	Par	Value
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	$15,000,000	$15,709,123
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/01/2025)	815,000	806,769
Louisiana Housing Corp., 2.10%, 12/01/2038 (Callable 02/01/2025)	631,809	568,022
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	7,049,283
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	1,035,000	1,031,635
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,170,000	14,018,618
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	7,739,587	7,470,182
6.07%, 07/01/2033	7,855,000	7,952,742
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 07/01/2025)	1,823,070	1,498,727
3.20%, 06/01/2047 (Callable 07/01/2026)	3,969,602	3,426,754
3.00%, 10/01/2047 (Callable 01/01/2027)	4,832,354	4,087,031
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	32,082,237
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	28,238,214
2.87%, 07/01/2035 (Callable 01/01/2035)	17,165,000	12,589,614
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	6,817,220
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	1,075,000	1,071,829
New Jersey Higher Education Student Assistance Authority
3.50%, 12/01/2039 (Callable 12/01/2028)(f)	9,640,000	8,980,631
3.50%, 12/01/2039 (Callable 12/01/2028)(f)	7,130,000	6,830,479
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	11,973,922
North Carolina Housing Finance Agency
2.81%, 07/01/2035	100,000	100,000
6.50%, 01/01/2055 (Callable 07/01/2032)	6,445,000	6,674,171

The accompanying notes are an integral part of these financial statements.

89

Baird Aggregate Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
State Public School Building Authority, 2.97%, 04/01/2027	$5,800,000	$5,581,352
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	6,962,324
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,911,289
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,640,000	11,584,760
Westvaco Corp., 7.67%, 01/15/2027(a)	8,000,000	8,242,338
TOTAL MUNICIPAL BONDS (Cost $307,484,132)		267,488,217
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricitede France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	22,000,000	22,473,061
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	12,000,000	12,239,338
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032)(a)	15,000,000	14,607,019
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031)(a)	18,875,000	16,314,881
2.50%, 01/08/2032 (Callable 10/08/2031)(a)	46,650,000	39,119,535
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	471,223
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	887,353
6.35%, 02/12/2048	8,500,000	5,584,615
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,565,827)		111,697,025
	Shares
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class U, 4.43%(g)	710,609,546	710,609,546
TOTAL SHORT-TERM INVESTMENTS (Cost $710,609,546)		710,609,546
TOTAL INVESTMENTS - 100.3% (Cost $54,328,435,042)		$51,015,334,875
Liabilities in Excess of Other Assets - (0.3)%		(164,968,939)
TOTAL NET ASSETS - 100.0%		$50,850,365,936

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $10,320,990,597 or 20.3% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(f)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $15,811,110 or 0.0% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

90

Baird Aggregate Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Aggregate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$18,233,784,218	$ —	$18,233,784,218
U.S. Treasury Securities	—	14,650,887,912	—	14,650,887,912
Agency Residential Mortgage-Backed Securities	—	10,539,468,929	—	10,539,468,929
Non-Agency Residential Mortgage-Backed Securities	—	2,606,442,128	—	2,606,442,128
Non-Agency Commercial Mortgage-Backed Securities	—	1,906,668,398	—	1,906,668,398
Asset-Backed Securities	—	1,525,568,121	—	1,525,568,121
Agency Commercial Mortgage-Backed Securities	—	462,720,381	—	462,720,381
Municipal Bonds	—	267,488,217	—	267,488,217
Other Government Related Securities	—	111,697,025	—	111,697,025
Money Market Funds	710,609,546	—	—	710,609,546
Total Investments	$710,609,546	$50,304,725,329	$—	$51,015,334,875

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

91

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
CORPORATE BONDS - 42.9%
Financials - 18.3%
ABN AMRO Bank NV
4.75%, 07/28/2025(a)	$37,818,000	$37,666,320
4.80%, 04/18/2026(a)	47,025,000	46,814,757
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026)(a)	12,250,000	11,660,320
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027)(a)	20,000,000	19,954,622
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034)(a)	22,000,000	21,513,536
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031)(a)	31,325,000	26,423,511
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027)(a)	10,000,000	10,086,097
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	8,000,000	7,658,090
6.45%, 04/15/2027 (Callable 03/15/2027)	38,501,000	39,702,449
5.75%, 06/06/2028 (Callable 05/06/2028)	10,000,000	10,191,422
3.00%, 10/29/2028 (Callable 08/29/2028)	27,500,000	25,457,713
4.63%, 09/10/2029 (Callable 08/10/2029)	7,575,000	7,409,600
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	12,809,000	11,349,117
5.63%, 06/15/2034 (Callable 03/15/2034)	12,000,000	12,038,047
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028)(a)	45,900,000	47,968,683
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034)(a)	41,350,000	41,363,633
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(a)	7,711,000	8,321,800
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,249,534
AircastleLtd.
6.50%, 07/18/2028 (Callable 06/18/2028)(a)	5,000,000	5,167,261
5.95%, 02/15/2029 (Callable 01/15/2029)(a)	15,500,000	15,823,069

	Par	Value
Aircastle Ltd. / Aircastle Ireland DAC, 5.75%, 10/01/2031 (Callable 08/01/2031)(a)	$12,250,000	$12,336,380
Ally Financial, Inc.
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (Callable 06/13/2028)	16,891,000	17,601,970
6.85% to 01/03/2029 then SOFR + 2.82%, 01/03/2030 (Callable 01/03/2029)	10,000,000	10,365,875
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	6,000,000	5,934,914
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,015,566
Americold Realty Operating Partnership LP, 5.41%, 09/12/2034 (Callable 06/12/2034)	35,000,000	33,498,873
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030)(a)	5,000,000	3,893,725
Arthur J Gallagher & Co., 5.55%, 02/15/2055 (Callable 08/15/2054)	14,250,000	13,754,052
Assurant, Inc.
4.90%, 03/27/2028 (Callable 12/27/2027)	4,250,000	4,239,213
3.70%, 02/22/2030 (Callable 11/22/2029)	7,000,000	6,514,033
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025)(a)	14,803,000	14,600,677
6.74%, 12/08/2032(a)	33,000,000	35,228,041
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034)(a)	70,350,000	67,433,418
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030)(a)	13,000,000	11,021,270
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028)(a)	18,379,000	18,962,883
5.38%, 07/15/2029 (Callable 06/15/2029)(a)	33,350,000	33,366,777
6.38%, 07/15/2030 (Callable 05/15/2030)(a)	36,120,000	37,782,664
AvolonHoldings Funding Ltd.
2.88%, 02/15/2025 (Callable 02/02/2025)(a)	10,000,000	9,967,174
4.95%, 01/15/2028 (Callable 12/15/2027)(a)	16,000,000	15,855,951

The accompanying notes are an integral part of these financial statements.

92

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.38%, 05/04/2028 (Callable 04/04/2028)(a)	$10,000,000	$10,279,115
Banco Santander SA
5.18%, 11/19/2025	11,150,000	11,137,453
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	10,000,000	9,452,843
6.61%, 11/07/2028	8,400,000	8,831,433
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	10,000,000	10,046,132
2.75%, 12/03/2030	5,000,000	4,233,618
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	29,777,172
6.92%, 08/08/2033	7,842,000	8,235,016
6.35%, 03/14/2034	35,000,000	35,493,998
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	6,000,000	5,720,471
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	12,000,000	12,424,671
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	19,539,000	18,726,193
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	15,000,000	15,069,572
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	12,000,000	10,888,588
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	10,000,000	9,744,192
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	7,000,000	6,154,214
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	35,000,000	30,836,357
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,410,498
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033 (Callable 07/22/2032)	5,000,000	4,902,109
7.75%, 05/14/2038	725,000	847,165

	Par	Value
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026)(a)	$10,202,000	$9,700,888
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029)(a)	62,309,000	62,900,562
Bank of Montreal
5.37%, 06/04/2027	15,000,000	15,223,567
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	15,350,000	15,301,857
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)	5,000,000	4,784,613
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	14,737,000	12,245,284
Bank of Nova Scotia
5.40%, 06/04/2027	25,000,000	25,397,154
5.25%, 06/12/2028	7,000,000	7,073,241
4.74% to 11/10/2031 then SOFR + 1.44%, 11/10/2032 (Callable 11/10/2031)	7,775,000	7,532,199
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	20,400,000	18,717,236
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027(a)	15,000,000	14,925,313
5.19%, 02/16/2028(a)	15,000,000	15,067,395
5.79%, 07/13/2028(a)	6,000,000	6,125,552
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	10,000,000	9,922,699
4.34%, 01/10/2028 (Callable 01/08/2027)	10,000,000	9,780,730
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	12,125,000	12,242,954
4.94% to 09/10/2029 then SOFR + 1.56%, 09/10/2030 (Callable 09/10/2029)	50,000,000	49,031,307
2.65% to 06/24/2030 then 1 yr. CMT Rate + 1.90%, 06/24/2031 (Callable 06/24/2030)	2,150,000	1,868,092
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	31,650,000	32,515,505

The accompanying notes are an integral part of these financial statements.

93

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	$20,000,000	$21,178,706
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	15,000,000	14,411,086
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054)(a)	25,675,000	25,370,442
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030)(a)	33,383,000	28,121,694
BGC Group, Inc.
4.38%, 12/15/2025 (Callable 09/15/2025)	13,700,000	13,571,442
8.00%, 05/25/2028 (Callable 04/25/2028)	15,000,000	15,923,757
6.60%, 06/10/2029 (Callable 05/10/2029)	25,000,000	25,613,588
BNP Paribas SA
4.38%, 09/28/2025(a)	8,200,000	8,141,929
4.38%, 05/12/2026(a)	16,910,000	16,722,277
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025)(a)	16,500,000	16,286,708
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026)(a)	8,000,000	7,700,767
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027)(a)	16,000,000	14,667,429
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029)(a)	47,000,000	46,507,728
3.05% to 01/13/2030 then SOFR + 1.51%, 01/13/2031 (Callable 01/13/2030)(a)	10,500,000	9,366,282
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031)(a)	25,000,000	21,249,789
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030)(a)	5,000,000	4,187,391
BPCE SA
4.50%, 03/15/2025(a)	40,275,000	40,201,629
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025)(a)	15,000,000	14,605,425
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031)(a)	3,180,000	2,598,108

	Par	Value
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031)(a)	$48,602,000	$40,233,518
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033)(a)	22,896,000	24,407,245
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034)(a)	18,330,000	18,372,201
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034)(a)	10,000,000	9,912,751
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(a)	20,000,000	20,173,697
Brown & Brown, Inc., 4.50%, 03/15/2029 (Callable 12/15/2028)	11,840,000	11,594,414
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000,000	5,063,057
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	5,425,000	5,314,729
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027)(a)	5,000,000	4,895,511
7.20%, 12/12/2028 (Callable 11/12/2028)(a)	25,000,000	26,127,941
Capital One Financial Corp.
3.75%, 07/28/2026 (Callable 06/28/2026)	5,000,000	4,907,327
3.80%, 01/31/2028 (Callable 12/31/2027)	6,960,000	6,716,785
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,068,654
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	4,600,000	4,750,833
5.70% to 02/01/2029 then SOFR + 1.91%, 02/01/2030 (Callable 02/01/2029)	10,000,000	10,136,667
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	18,250,000	16,873,684
5.27% to 05/10/2032 then SOFR + 2.37%, 05/10/2033 (Callable 05/10/2032)	18,775,000	18,286,623
6.38% to 06/08/2033 then SOFR + 2.86%, 06/08/2034 (Callable 06/08/2033)	15,000,000	15,580,878
Centene Corp.
4.25%, 12/15/2027 (Callable 01/18/2025)	15,000,000	14,553,006
2.45%, 07/15/2028 (Callable 05/15/2028)	10,000,000	9,014,760

The accompanying notes are an integral part of these financial statements.

94

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
4.63%, 12/15/2029 (Callable 02/02/2025)	$24,388,000	$23,064,501
3.00%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,631,088
2.50%, 03/01/2031 (Callable 12/01/2030)	74,850,000	61,908,919
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,303,723
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	25,694,000	25,188,828
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	10,450,000	10,440,065
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	30,000,000	29,156,158
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	10,000,000	9,612,107
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	50,000,000	43,595,399
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	5,000,000	4,235,752
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,240,895
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	23,400,000	22,617,341
3.25%, 04/30/2030 (Callable 01/30/2030)	40,000,000	36,147,328
CNA Financial Corp., 5.50%, 06/15/2033 (Callable 03/15/2033)	14,250,000	14,363,384
CNO Financial Group, Inc., 6.45%, 06/15/2034 (Callable 03/15/2034)	15,000,000	15,501,885
CNO Global Funding
5.88%, 06/04/2027(a)	18,000,000	18,327,935
2.65%, 01/06/2029(a)	11,970,000	10,825,259
Comerica Bank, 4.00%, 07/27/2025	21,425,000	21,254,542
Commonwealth Bank of Australia
2.69%, 03/11/2031(a)	32,454,000	27,661,690
3.78%, 03/14/2032(a)	12,450,000	11,123,711
5.84%, 03/13/2034(a)	8,800,000	8,896,354

	Par	Value
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029)(a)	$35,000,000	$32,204,246
Compeer Financial FLCA/Compeer Financial PCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (Callable 06/01/2031)(a)	5,500,000	4,236,375
Cooperatieve Rabobank UA
4.38%, 08/04/2025	11,975,000	11,927,054
3.75%, 07/21/2026	36,000,000	35,272,697
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027)(a)	10,000,000	9,897,847
CorebridgeGlobal Funding
5.20%, 01/12/2029(a)	5,900,000	5,932,097
5.20%, 06/24/2029(a)	6,000,000	6,031,782
Credit Agricole SA
4.38%, 03/17/2025(a)	37,093,000	37,014,688
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027)(a)	8,000,000	7,898,741
3.25%, 01/14/2030(a)	13,043,000	11,711,986
5.51%, 07/05/2033(a)	5,000,000	5,039,659
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034)(a)	52,000,000	52,224,061
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025)(a)	7,000,000	6,897,816
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025)(a)	33,945,000	33,156,655
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027)(a)	21,636,000	21,322,419
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029)(a)	20,000,000	19,402,598
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	12,000,000	12,365,825
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	6,000,000	5,702,467
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	5,000,000	5,192,879

The accompanying notes are an integral part of these financial statements.

95

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	$30,000,000	$31,397,331
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	8,000,000	7,821,810
5.88% to 07/08/2030 then SOFR + 5.44%, 07/08/2031 (Callable 04/08/2030)	1,111,000	1,105,685
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	10,000,000	8,979,924
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	46,714,000	40,786,173
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	67,758,000	57,349,152
Digital Realty Trust LP
4.45%, 07/15/2028 (Callable 04/15/2028)	7,000,000	6,874,796
3.60%, 07/01/2029 (Callable 04/01/2029)	41,950,000	39,685,446
Discover Bank
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	28,280,000	28,799,054
4.65%, 09/13/2028 (Callable 06/13/2028)	33,225,000	32,549,315
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	25,000,000	28,576,654
DNB Bank ASA
1.13% to 09/16/2025 then 1 yr. CMT Rate + 0.85%, 09/16/2026 (Callable 09/16/2025)(a)	10,000,000	9,734,066
1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026)(a)	5,800,000	5,536,185
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	7,000,000	6,837,540
6.10%, 10/15/2052 (Callable 04/15/2052)	3,078,000	3,115,640
5.13%, 02/15/2053 (Callable 08/15/2052)	5,200,000	4,635,495
5.70%, 02/15/2055 (Callable 08/15/2054)	9,000,000	8,685,776
Equitable Financial Life Global Funding, 5.45%, 03/03/2028(a)	4,620,000	4,657,665

	Par	Value
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028)(a)	$1,284,000	$1,251,098
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	2,575,000	2,516,441
5.70%, 04/01/2028 (Callable 03/01/2028)	3,650,000	3,726,109
2.20%, 10/15/2030 (Callable 07/15/2030)	6,950,000	5,913,430
2.55%, 06/01/2031 (Callable 03/01/2031)	11,000,000	9,356,415
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027(a)	14,000,000	13,826,749
5.70%, 03/14/2028(a)	22,000,000	22,427,625
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	4,000,000	3,920,187
First Horizon Corp., 4.00%, 05/26/2025 (Callable 04/26/2025)	27,495,000	27,366,919
First Republic Bank, 4.63%, 02/13/2047 (Callable 08/13/2046)(b)	1,850,000	463
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030)(a)	15,000,000	13,409,289
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032)(a)	5,800,000	5,946,076
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052)(a)	6,800,000	6,872,110
FMR LLC
4.95%, 02/01/2033(a)	4,235,000	4,129,114
6.50%, 12/14/2040(a)	1,820,000	1,981,875
FNB Corp./PA, 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (Callable 12/11/2029)	25,000,000	24,731,646
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	9,350,000	9,230,522
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	20,000,000	20,156,136
Goldman Sachs Capital I, 6.35%, 02/15/2034	125,000	130,540
Goldman Sachs Group, Inc.
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	11,000,000	10,685,585

The accompanying notes are an integral part of these financial statements.

96

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	$17,875,000	$17,194,709
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	31,050,000	30,209,472
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	25,000,000	24,872,529
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	10,000,000	9,792,689
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	35,000,000	28,903,253
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,525,822
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	11,332,000	9,456,393
6.75%, 10/01/2037	300,000	322,452
Goodman US Finance Six LLC, 5.13%, 10/07/2034 (Callable 07/07/2034)(a)	10,000,000	9,648,625
Guardian Life Insurance Co. of America
4.88%, 06/19/2064(a)	6,715,000	5,678,508
3.70%, 01/22/2070 (Callable 07/22/2069)(a)	14,000,000	9,308,720
4.85%, 01/24/2077(a)	16,363,000	13,605,424
Hartford Financial Services Group, Inc., 6.10%, 10/01/2041	2,925,000	2,989,004
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	10,000,000	9,931,794
High Street Funding Trust I, 4.11%, 02/15/2028 (Callable 11/15/2027)(a)	9,000,000	8,652,436
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047)(a)	7,000,000	5,832,115
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034)(a)	10,000,000	9,780,462
Host Hotels & Resorts LP
5.70%, 07/01/2034 (Callable 04/01/2034)	15,000,000	14,979,354
5.50%, 04/15/2035 (Callable 01/15/2035)	4,000,000	3,916,604

	Par	Value
HSBC Holdings PLC
5.21% to 08/11/2027 then SOFR + 2.61%, 08/11/2028 (Callable 08/11/2027)	$4,014,000	$4,030,151
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	22,654,000	20,890,412
7.39% to 11/03/2027 then SOFR + 3.35%, 11/03/2028 (Callable 11/03/2027)	15,000,000	15,904,089
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	6,000,000	6,162,507
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	19,471,000	19,074,289
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	10,000,000	8,985,007
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	4,775,000	4,507,174
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	10,000,000	9,934,040
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	31,529,000	26,795,517
Humana, Inc.
5.95%, 03/15/2034 (Callable 12/15/2033)	30,000,000	30,212,229
8.15%, 06/15/2038	8,983,000	10,332,493
Huntington Bancshares, Inc./OH, 5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	5,000,000	5,006,982
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	15,125,000	15,045,580
Invitation Homes Operating Partnership LP, 5.45%, 08/15/2030 (Callable 06/15/2030)	15,000,000	15,198,029
Jackson Financial, Inc., 3.13%, 11/23/2031 (Callable 08/23/2031)	15,000,000	12,788,172
Jackson National Life Global Funding
5.60%, 04/10/2026(a)	7,000,000	7,052,039
5.55%, 07/02/2027(a)	20,000,000	20,249,582
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (Callable 11/01/2027)(a)	500,000	495,346

The accompanying notes are an integral part of these financial statements.

97

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)(a)	$20,000,000	$19,130,016
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	14,625,000	14,651,776
6.45%, 06/08/2027	1,300,000	1,340,819
5.88%, 07/21/2028 (Callable 06/21/2028)	26,171,000	26,765,934
4.15%, 01/23/2030	30,200,000	28,784,187
6.20%, 04/14/2034 (Callable 01/14/2034)	23,000,000	23,721,772
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	10,000,000	9,460,544
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	55,000,000	55,184,150
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	25,000,000	24,778,870
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	51,000,000	48,934,376
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	30,500,000	26,855,782
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	5,000,000	4,145,204
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	15,000,000	12,869,872
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	13,500,000	13,812,893
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035 (Callable 07/22/2034)	7,175,000	7,098,431
4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035 (Callable 10/22/2034)	5,725,000	5,515,013
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028)(a)	18,866,000	19,169,198
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029)(a)	9,000,000	8,857,305
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	6,000,000	5,277,492

	Par	Value
KeyBank NA, 3.40%, 05/20/2026	$21,575,000	$21,083,724
Liberty Mutual Group, Inc.
6.50%, 03/15/2035(a)	750,000	756,509
3.95%, 10/15/2050 (Callable 04/15/2050)(a)	900,000	655,817
Liberty Mutual Insurance Co., 7.70%, 10/15/2097(a)	375,000	421,525
Lincoln National Corp.
3.40%, 01/15/2031 (Callable 10/15/2030)	4,100,000	3,685,723
6.30%, 10/09/2037	2,190,000	2,279,823
Lloyds Banking Group PLC
3.75%, 01/11/2027	7,800,000	7,624,466
4.38%, 03/22/2028	15,000,000	14,650,366
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027)(c)	39,477,000	37,922,165
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	20,000,000	20,019,808
5.87% to 03/06/2028 then 1 yr. CMT Rate + 1.70%, 03/06/2029 (Callable 03/06/2028)	11,300,000	11,509,131
5.72% to 06/05/2029 then 1 yr. CMT Rate + 1.07%, 06/05/2030 (Callable 06/05/2029)	10,000,000	10,172,240
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	30,000,000	29,883,123
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	7,725,000	8,116,044
4.00%, 03/15/2029 (Callable 02/02/2025)(a)	34,895,000	33,059,498
6.00%, 05/20/2034 (Callable 02/20/2034)	30,556,000	31,118,380
Macquarie Airfinance Holdings Ltd., 5.15%, 03/17/2030 (Callable 02/17/2030)(a)	15,000,000	14,648,883
Macquarie Bank Ltd.
4.88%, 06/10/2025(a)	7,800,000	7,791,233
3.62%, 06/03/2030(a)	28,805,000	26,259,386
6.80%, 01/18/2033(a)	10,000,000	10,613,173
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (Callable 11/28/2027)(a)(c)	6,440,000	6,210,024
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031)(a)	16,751,000	14,200,058

The accompanying notes are an integral part of these financial statements.

98

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032)(a)	$12,060,000	$10,190,247
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033)(a)	16,977,000	17,823,861
Manulife Financial Corp., 2.48%, 05/19/2027 (Callable 03/19/2027)	15,225,000	14,479,198
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051)(a)	15,000,000	10,147,624
Marex Group PLC, 6.40%, 11/04/2029 (Callable 10/04/2029)	15,000,000	15,142,145
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053 (Callable 09/15/2052)	4,000,000	3,868,184
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041(a)	9,000,000	8,079,098
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049)(a)(c)	26,000,000	22,768,749
3.73%, 10/15/2070(a)	19,253,000	12,451,304
4.90%, 04/01/2077(a)	13,000,000	10,516,072
MBIA Insurance Corp., 16.18% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028)(a)(b)	700,000	21,875
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,067,136
Metropolitan Life Global Funding I
2.95%, 04/09/2030(a)	9,025,000	8,158,467
5.15%, 03/28/2033(a)	12,656,000	12,508,442
Metropolitan Life Insurance Co., 7.80%, 11/01/2025(a)	3,725,000	3,813,087
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	24,400,000	23,205,420
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,000,000	3,049,830
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	10,000,000	9,517,414
3.17%, 09/11/2027	22,000,000	21,109,071
4.02%, 03/05/2028	2,650,000	2,581,352

	Par	Value
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	$7,250,000	$6,089,802
Molina Healthcare, Inc., 6.25%, 01/15/2033 (Callable 01/15/2028)(a)	5,000,000	4,941,710
Morgan Stanley
3.13%, 07/27/2026	13,175,000	12,869,070
3.59%, 07/22/2028 (Callable 07/22/2027)(c)	22,350,000	21,550,277
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	25,000,000	25,922,840
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	10,000,000	10,027,767
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	9,705,000	8,043,904
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	5,000,000	5,290,645
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,600,000	8,542,114
Morgan Stanley Bank NA, 5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028 (Callable 05/26/2027)	17,000,000	17,237,018
Mutual of Omaha Cos. Global Funding, 4.75%, 10/15/2029(a)	12,675,000	12,478,835
National Australia Bank Ltd.
2.33%, 08/21/2030(a)	60,200,000	51,227,658
2.99%, 05/21/2031(a)	24,495,000	21,174,594
6.43%, 01/12/2033(a)	12,025,000	12,598,697
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029)(a)	5,000,000	4,669,426
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032)(a)	14,000,000	12,047,393
National Bank of Canada
5.60%, 12/18/2028	20,000,000	20,385,336
4.50%, 10/10/2029	10,000,000	9,729,471
Nationwide Building Society
4.00%, 09/14/2026(a)	63,394,000	62,166,065
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026)(a)	8,000,000	8,207,939
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028)(a)(c)	6,750,000	6,555,297

The accompanying notes are an integral part of these financial statements.

99

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029)(a)(c)	$17,125,000	$16,208,314
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049)(a)	17,500,000	12,855,899
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031(a)	7,000,000	7,856,432
7.88%, 04/01/2033(a)	5,600,000	6,198,881
9.38%, 08/15/2039(a)	23,409,000	29,836,483
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	11,725,000	11,187,635
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028)(c)	5,150,000	5,099,381
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	32,500,000	33,137,853
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029)(c)	11,000,000	10,608,562
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	22,500,000	22,163,303
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	8,700,000	8,757,392
NatWest Markets PLC, 5.42%, 05/17/2027(a)	25,000,000	25,338,880
New York Life Global Funding, 5.00%, 06/06/2029(a)	11,700,000	11,785,241
New York Life Insurance Co.
6.75%, 11/15/2039(a)	25,105,000	27,842,633
4.45%, 05/15/2069 (Callable 11/15/2068)(a)	14,500,000	11,224,508
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	5,700,000	5,677,604
Nomura Holdings, Inc.
5.59%, 07/02/2027	15,000,000	15,195,259
2.17%, 07/14/2028	30,000,000	27,088,200
2.71%, 01/22/2029	9,600,000	8,719,785
Old Republic International Corp.
5.75%, 03/28/2034 (Callable 12/28/2033)	10,000,000	10,017,825
3.85%, 06/11/2051 (Callable 12/11/2050)	12,550,000	8,838,823

	Par	Value
Peachtree Corners Funding Trust, 3.98%, 02/15/2025(a)	$16,000,000	$15,966,009
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035 (Callable 10/15/2034)	10,000,000	9,406,089
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053)(a)	10,000,000	10,106,129
PricoaGlobal Funding I
5.10%, 05/30/2028(a)	4,700,000	4,739,774
4.65%, 08/27/2031(a)	6,650,000	6,462,223
Principal Life Global Funding II, 5.10%, 01/25/2029(a)	10,000,000	10,021,841
Prologis LP, 5.25%, 06/15/2053 (Callable 12/15/2052)	6,600,000	6,168,792
Protective Life Corp., 4.30%, 09/30/2028 (Callable 06/30/2028)(a)	4,105,000	3,984,921
Protective Life Global Funding, 5.22%, 06/12/2029(a)	15,850,000	15,945,010
Prudential Insurance Co. of America, 8.30%, 07/01/2025(a)	21,011,000	21,356,065
Raymond James Financial, Inc., 4.95%, 07/15/2046	15,000,000	13,477,541
Realty Income Corp., 5.38%, 09/01/2054 (Callable 03/01/2054)	7,000,000	6,655,442
Regions Bank/Birmingham AL, 6.45%, 06/26/2037	3,864,000	3,940,345
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/2028 (Callable 09/15/2028)	20,000,000	21,204,768
Rexford Industrial Realty LP, 2.13%, 12/01/2030 (Callable 09/01/2030)	13,000,000	10,875,306
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 02/02/2025)(a)	10,000,000	9,488,468
Sammons Financial Group Global Funding, 5.10%, 12/10/2029(a)	11,650,000	11,561,508
Sammons Financial Group, Inc., 3.35%, 04/16/2031 (Callable 01/16/2031)(a)	25,000,000	21,489,265
Santander Holdings USA, Inc.
3.45%, 06/02/2025 (Callable 05/02/2025)	10,000,000	9,939,218
5.35% to 09/06/2029 then SOFR + 1.94%, 09/06/2030 (Callable 09/06/2029)	4,500,000	4,448,211
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035 (Callable 05/31/2034)	15,000,000	15,247,733

The accompanying notes are an integral part of these financial statements.

100

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	$20,000,000	$19,037,952
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	3,675,000	3,787,990
SMBC Aviation Capital Finance DAC
5.70%, 07/25/2033 (Callable 04/25/2033)(a)	35,000,000	35,227,033
5.55%, 04/03/2034 (Callable 01/03/2034)(a)	48,566,000	48,393,610
Societe Generale SA
2.63%, 01/22/2025(a)	16,230,000	16,207,715
4.25%, 04/14/2025(a)	30,420,000	30,314,629
4.25%, 08/19/2026(a)	10,572,000	10,373,126
5.25%, 02/19/2027(a)	18,000,000	18,011,755
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027)(a)	3,975,000	3,778,866
6.45% to 01/10/2028 then 1 yr. CMT Rate + 2.55%, 01/10/2029 (Callable 01/10/2028)(a)	9,075,000	9,289,461
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029)(a)	7,475,000	7,462,247
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031)(a)	18,760,000	15,670,300
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034)(a)	4,000,000	3,949,467
3.63%, 03/01/2041(a)	9,200,000	6,205,917
7.13% to 01/19/2054 then 1 yr. CMT Rate + 2.95%, 01/19/2055 (Callable 01/19/2054)(a)	13,000,000	12,397,933
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026)(a)	15,000,000	14,447,310
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027)(a)	18,000,000	17,143,474
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028)(a)	4,000,000	4,106,970

	Par	Value
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029)(a)	$30,000,000	$29,470,501
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031)(a)	28,925,000	24,313,487
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034)(a)	42,750,000	42,834,790
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	6,325,000	5,967,244
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	30,000,000	30,473,671
5.80%, 07/13/2028	10,000,000	10,268,242
5.85%, 07/13/2030	23,375,000	24,197,557
1.71%, 01/12/2031	4,008,000	3,285,087
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026)(a)	10,000,000	9,520,779
5.50%, 06/15/2028(a)	22,195,000	22,478,205
Swedbank AB
6.14%, 09/12/2026(a)	18,000,000	18,379,521
5.41%, 03/14/2029(a)	19,000,000	19,146,291
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	10,908,000	10,981,786
Synchrony Financial
4.50%, 07/23/2025 (Callable 04/23/2025)	6,787,000	6,759,921
3.95%, 12/01/2027 (Callable 09/01/2027)	43,000,000	41,570,658
5.15%, 03/19/2029 (Callable 12/19/2028)	35,000,000	34,480,528
2.88%, 10/28/2031 (Callable 07/28/2031)	26,173,000	21,715,765
7.25%, 02/02/2033 (Callable 11/02/2032)	12,000,000	12,389,963
Synovus Financial Corp., 6.17% to 11/01/2029 then SOFR + 2.35%, 11/01/2030 (Callable 11/01/2029)	15,000,000	15,108,707
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	15,776,000	15,664,713
6.13%, 08/15/2043	23,630,000	23,327,500
Truist Financial Corp.
4.87% to 01/26/2028 then SOFR + 1.44%, 01/26/2029 (Callable 01/26/2028)	10,000,000	9,949,864

The accompanying notes are an integral part of these financial statements.

101

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	$8,000,000	$8,556,688
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032)(a)	3,000,000	2,741,883
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (Callable 06/05/2025)(a)	10,000,000	9,881,319
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026)(a)	30,000,000	30,214,957
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026)(a)	19,400,000	18,641,966
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026)(a)	10,000,000	9,461,100
4.28%, 01/09/2028 (Callable 01/09/2027)(a)	24,750,000	24,199,163
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028)(a)(c)	43,850,000	42,214,291
6.25% to 09/22/2028 then 1 yr. CMT Rate + 1.80%, 09/22/2029 (Callable 09/22/2028)(a)	5,000,000	5,180,141
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030)(a)	20,000,000	18,912,460
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031)(a)	21,550,000	17,773,619
4.99% to 08/05/2032 then 1 yr. CMT Rate + 2.40%, 08/05/2033 (Callable 08/05/2032)(a)	3,000,000	2,909,677
UnitedHealth Group, Inc., 4.63%, 07/15/2035	12,175,000	11,498,947
US Bancorp, 4.65% to 02/01/2028 then SOFR + 1.23%, 02/01/2029 (Callable 02/01/2028)	3,684,000	3,647,628
Voya Financial, Inc., 5.00%, 09/20/2034 (Callable 06/20/2034)	8,500,000	8,060,865
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,165,817

	Par	Value
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	$22,095,000	$21,413,007
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,500,000	5,480,207
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	12,800,000	13,319,489
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,384,227
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	28,000,000	27,956,993
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	7,000,000	6,980,026
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	35,000,000	25,499,215
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	8,000,000	7,111,373
Westpac Banking Corp.
2.89% to 02/04/2025 then 5 yr. CMT Rate + 1.35%, 02/04/2030 (Callable 02/04/2025)	18,059,000	18,020,143
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	10,000,000	9,843,628
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	3,000,000	2,952,625
6.82%, 11/17/2033	6,000,000	6,485,527
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,418,288
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	10,000,000	8,508,757
5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)	23,775,000	23,372,423
Willis North America, Inc.
2.95%, 09/15/2029 (Callable 06/15/2029)	10,600,000	9,640,091
5.35%, 05/15/2033 (Callable 02/15/2033)	6,000,000	5,962,654

The accompanying notes are an integral part of these financial statements.

102

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
5.05%, 09/15/2048 (Callable 03/15/2048)	$15,000,000	$13,250,558
5.90%, 03/05/2054 (Callable 09/05/2053)	5,000,000	4,935,400
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	5,550,000	5,509,803
		6,626,277,456
Industrials - 23.5%
1011778 BC ULC / New Red Finance, Inc., 6.13%, 06/15/2029 (Callable 06/15/2026)(a)	5,000,000	5,018,368
180 Medical, Inc., 3.88%, 10/15/2029 (Callable 01/13/2025)(a)	500,000	456,619
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)	250,000	253,527
AbbVie, Inc.
4.30%, 05/14/2036 (Callable 11/14/2035)	3,825,000	3,493,880
4.05%, 11/21/2039 (Callable 05/21/2039)	11,250,000	9,622,218
Acushnet Co., 7.38%, 10/15/2028 (Callable 10/15/2025)(a)	1,000,000	1,033,460
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)	2,250,000	2,068,711
Advance Auto Parts, Inc., 3.90%, 04/15/2030 (Callable 01/15/2030)	5,000,000	4,459,242
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025)(a)	1,500,000	1,500,057
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	7,250,000	6,603,381
3.63%, 03/01/2049 (Callable 09/01/2048)	8,900,000	6,253,064
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028)(a)	7,000,000	7,097,360
3.10%, 07/15/2031 (Callable 04/15/2031)(a)	27,958,000	24,158,589
5.13%, 10/01/2034 (Callable 07/01/2034)(a)	27,125,000	25,477,438
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026 (Callable 02/02/2025)(a)	5,000,000	4,877,891
3.50%, 03/15/2029 (Callable 02/02/2025)(a)	1,500,000	1,365,240

	Par	Value
Alcon Finance Corp.
3.00%, 09/23/2029 (Callable 06/23/2029)(a)	$6,110,000	$5,601,700
2.60%, 05/27/2030 (Callable 02/27/2030)(a)	6,475,000	5,719,832
Alimentation Couche-Tard, Inc., 2.95%, 01/25/2030 (Callable 10/25/2029)(a)	6,500,000	5,858,523
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	12,275,000	11,470,978
Alpek SAB de CV
4.25%, 09/18/2029 (Callable 06/18/2029)(a)	6,000,000	5,540,010
3.25%, 02/25/2031 (Callable 11/25/2030)(a)	10,000,000	8,414,648
Ambipar Lux Sarl, 9.88%, 02/06/2031 (Callable 02/06/2027)(a)	500,000	499,059
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	12,500,000	12,601,992
America Movil SAB de CV, 2.88%, 05/07/2030 (Callable 02/07/2030)	28,000,000	24,968,866
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	5,000,000	3,729,638
4.40%, 05/01/2045 (Callable 11/01/2044)	8,000,000	6,640,818
5.65%, 03/02/2053 (Callable 09/02/2052)	21,700,000	20,932,438
Anglo American Capital PLC
4.75%, 04/10/2027(a)	16,628,000	16,489,315
4.50%, 03/15/2028 (Callable 12/15/2027)(a)	11,000,000	10,782,523
5.63%, 04/01/2030 (Callable 01/01/2030)(a)	3,000,000	3,036,154
2.63%, 09/10/2030 (Callable 06/10/2030)(a)	16,025,000	13,895,428
5.50%, 05/02/2033 (Callable 02/02/2033)(a)	12,450,000	12,380,973
5.75%, 04/05/2034 (Callable 01/05/2034)(a)	15,000,000	15,096,221
3.95%, 09/10/2050 (Callable 03/10/2050)(a)	10,000,000	7,412,666
6.00%, 04/05/2054 (Callable 10/05/2053)(a)	5,000,000	4,941,278
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	56,166,000	51,118,865
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	5,000,000	4,996,664

The accompanying notes are an integral part of these financial statements.

103

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.45%, 01/23/2039 (Callable 07/23/2038)	$9,975,000	$10,001,356
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (Callable 02/01/2027)(a)	3,000,000	3,021,933
Antofagasta PLC
2.38%, 10/14/2030 (Callable 07/14/2030)(a)	6,000,000	5,034,186
6.25%, 05/02/2034 (Callable 02/02/2034)(a)	16,719,000	16,976,783
AP Moller - Maersk AS, 4.50%, 06/20/2029 (Callable 03/20/2029)(a)	20,575,000	20,148,662
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,728,259
Aramark Services, Inc., 5.00%, 02/01/2028 (Callable 02/02/2025)(a)	1,000,000	971,747
ArcelorMittal SA
6.13%, 06/01/2025	6,078,000	6,095,637
4.55%, 03/11/2026	30,930,000	30,735,617
4.25%, 07/16/2029	15,000,000	14,514,962
6.80%, 11/29/2032 (Callable 08/29/2032)	24,100,000	25,756,836
6.00%, 06/17/2034 (Callable 03/17/2034)	4,500,000	4,578,449
7.00%, 10/15/2039	11,096,000	11,806,473
6.35%, 06/17/2054 (Callable 12/17/2053)	25,900,000	25,615,669
Arcosa, Inc.
4.38%, 04/15/2029 (Callable 01/18/2025)(a)	3,000,000	2,795,206
6.88%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,016,095
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 01/13/2025)(a)	9,000,000	8,650,086
4.25%, 11/01/2029 (Callable 01/13/2025)(a)	4,100,000	3,885,860
2.45%, 08/12/2031 (Callable 05/12/2031)(a)	23,840,000	19,833,988
5.50%, 08/11/2032 (Callable 05/11/2032)(a)	6,450,000	6,368,628
5.55%, 05/30/2033 (Callable 02/28/2033)(a)	5,000,000	4,923,507
5.95%, 10/15/2033 (Callable 07/15/2033)(a)	9,000,000	9,108,957
5.80%, 04/15/2034 (Callable 01/15/2034)(a)	6,700,000	6,706,804
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044(a)	32,900,000	32,965,800

	Par	Value
AT&T, Inc.
4.30%, 02/15/2030 (Callable 11/15/2029)	$10,980,000	$10,639,083
2.55%, 12/01/2033 (Callable 09/01/2033)	14,329,000	11,549,630
4.65%, 06/01/2044 (Callable 12/01/2043)	9,700,000	8,250,953
3.55%, 09/15/2055 (Callable 03/15/2055)	40,029,000	27,007,895
3.80%, 12/01/2057 (Callable 06/01/2057)	25,315,000	17,501,300
3.65%, 09/15/2059 (Callable 03/15/2059)	31,734,000	21,075,048
Avery Dennison Corp., 2.65%, 04/30/2030 (Callable 02/01/2030)	10,175,000	9,023,160
Ball Corp.
6.88%, 03/15/2028 (Callable 01/18/2025)	2,000,000	2,045,569
6.00%, 06/15/2029 (Callable 05/15/2026)	5,000,000	5,036,243
2.88%, 08/15/2030 (Callable 05/15/2030)	5,000,000	4,278,781
3.13%, 09/15/2031 (Callable 06/15/2031)	11,000,000	9,336,250
Bayer US Finance II LLC
4.25%, 12/15/2025 (Callable 10/15/2025)(a)	25,000,000	24,831,801
4.63%, 06/25/2038 (Callable 12/25/2037)(a)	12,000,000	9,997,868
4.40%, 07/15/2044 (Callable 01/15/2044)(a)	5,125,000	3,844,370
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030 (Callable 08/01/2026)(a)	3,000,000	3,043,645
Becton Dickinson & Co., 4.88%, 05/15/2044 (Callable 11/15/2043)	5,455,000	4,705,675
Bell Telephone Co. of Canada or Bell Canada, 5.10%, 05/11/2033 (Callable 02/11/2033)	7,000,000	6,806,778
Berry Global, Inc.
4.88%, 07/15/2026 (Callable 02/02/2025)(a)	13,027,000	12,974,852
5.80%, 06/15/2031 (Callable 04/15/2031)(a)	25,775,000	26,232,310
5.65%, 01/15/2034 (Callable 10/15/2033)(a)	15,225,000	15,276,628
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050)(a)	5,000,000	3,617,422
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	26,406,000	26,724,020
4.80%, 05/03/2029 (Callable 02/03/2029)	28,916,000	28,511,849

The accompanying notes are an integral part of these financial statements.

104

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
3.60%, 09/01/2032 (Callable 06/01/2032)	$15,000,000	$13,104,992
Boeing Co.
2.20%, 02/04/2026 (Callable 01/13/2025)	25,550,000	24,777,020
5.15%, 05/01/2030 (Callable 02/01/2030)	26,000,000	25,625,596
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	16,330,000	15,364,499
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (Callable 01/15/2027)(a)	1,000,000	1,048,360
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (Callable 02/02/2025)(a)	1,000,000	948,119
4.00%, 07/01/2029 (Callable 01/13/2025)(a)	500,000	470,282
Boral Finance Pty Ltd., 3.75%, 05/01/2028 (Callable 02/01/2028)(a)	1,440,000	1,346,476
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	4,800,000	4,775,307
BP Capital Markets America, Inc., 4.81%, 02/13/2033 (Callable 11/13/2032)	4,575,000	4,414,949
Braskem Netherlands Finance BV
8.50%, 01/12/2031 (Callable 11/12/2030)(a)	10,000,000	10,024,719
8.00%, 10/15/2034 (Callable 07/15/2034)(a)	2,000,000	1,907,400
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	6,425,000	4,683,712
British Telecommunications PLC, 9.63%, 12/15/2030	54,955,000	66,680,876
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029)(a)	4,000,000	3,850,738
5.00%, 04/15/2030 (Callable 01/15/2030)	9,000,000	9,001,409
4.15%, 11/15/2030 (Callable 08/15/2030)	16,000,000	15,304,505
2.45%, 02/15/2031 (Callable 11/15/2030)(a)	7,250,000	6,253,403
5.15%, 11/15/2031 (Callable 09/15/2031)	14,250,000	14,349,646
4.15%, 04/15/2032 (Callable 01/15/2032)(a)	12,000,000	11,260,877
3.47%, 04/15/2034 (Callable 01/15/2034)(a)	10,000,000	8,669,216
3.14%, 11/15/2035 (Callable 08/15/2035)(a)	13,250,000	10,822,964

	Par	Value
3.50%, 02/15/2041 (Callable 08/15/2040)(a)	$16,000,000	$12,500,162
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	13,188,000	12,882,918
3.75%, 09/25/2027 (Callable 06/25/2027)	23,800,000	23,174,834
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,100,000	2,551,504
Burlington Resources LLC, 5.95%, 10/15/2036	845,000	880,626
Cameron LNG LLC, 3.70%, 01/15/2039 (Callable 07/15/2038)(a)	15,000,000	12,094,815
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	12,000,000	10,432,303
3.50%, 05/01/2050 (Callable 11/01/2049)	13,000,000	9,225,111
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (Callable 02/02/2025)(a)	15,000,000	13,507,716
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	4,600,000	4,477,381
2.75%, 03/01/2030 (Callable 12/01/2029)	21,832,000	19,550,409
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	12,845,000	12,281,698
2.70%, 02/15/2031 (Callable 11/15/2030)	14,700,000	12,757,909
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	5,000,000	5,157,042
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030)(a)	19,725,000	17,710,274
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (Callable 02/02/2025)(a)	15,000,000	13,697,493
4.50%, 08/15/2030 (Callable 02/15/2025)(a)	10,000,000	8,975,960
CDW LLC / CDW Finance Corp.
5.10%, 03/01/2030 (Callable 02/01/2030)	4,040,000	3,977,766
3.57%, 12/01/2031 (Callable 09/01/2031)	15,000,000	13,350,307
5.55%, 08/22/2034 (Callable 05/22/2034)	18,100,000	17,892,130
Celanese US Holdings LLC, 6.33%, 07/15/2029 (Callable 05/15/2029)	14,876,000	15,178,983

The accompanying notes are an integral part of these financial statements.

105

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041)(a)	$28,000,000	$21,382,950
CF Industries, Inc., 5.38%, 03/15/2044	10,922,000	10,168,219
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (Callable 03/15/2026)(a)	3,000,000	2,672,544
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,762,165
6.38%, 10/23/2035 (Callable 04/23/2035)	61,962,000	61,873,933
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025 (Callable 04/23/2025)	7,732,000	7,722,955
6.55%, 06/01/2034 (Callable 03/01/2034)	10,000,000	10,231,816
5.38%, 04/01/2038 (Callable 10/01/2037)	6,000,000	5,338,868
3.70%, 04/01/2051 (Callable 10/01/2050)	6,700,000	4,191,685
3.85%, 04/01/2061 (Callable 10/01/2060)	12,075,000	7,288,247
4.40%, 12/01/2061 (Callable 06/01/2061)	10,000,000	6,670,972
Cheniere Energy Partners LP
3.25%, 01/31/2032 (Callable 01/31/2027)	3,500,000	3,034,814
5.95%, 06/30/2033 (Callable 12/30/2032)	13,000,000	13,315,570
5.75%, 08/15/2034 (Callable 02/15/2034)(a)	6,000,000	6,040,122
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	7,000,000	7,016,006
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031)(a)	20,000,000	17,187,786
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	8,559,000	7,489,270
4.80%, 08/15/2038 (Callable 02/15/2038)	7,600,000	6,892,202
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/2034 (Callable 12/25/2033)(a)	10,000,000	10,332,300
Clean Harbors, Inc.
5.13%, 07/15/2029 (Callable 02/02/2025)(a)	100,000	95,973

	Par	Value
6.38%, 02/01/2031 (Callable 02/01/2026)(a)	$1,000,000	$1,006,780
CNH Industrial Capital LLC, 1.88%, 01/15/2026 (Callable 12/15/2025)	14,250,000	13,813,513
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	26,114,000	25,504,688
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025 (Callable 03/01/2025)	2,830,000	2,822,549
5.80%, 06/01/2045 (Callable 12/01/2044)	4,733,000	4,565,296
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/2043 (Callable 02/15/2043)(a)	5,000,000	5,192,082
6.54%, 11/15/2053 (Callable 05/15/2053)(a)	3,400,000	3,568,340
Comcast Corp.
4.25%, 01/15/2033	6,500,000	6,069,004
4.40%, 08/15/2035 (Callable 02/15/2035)	13,575,000	12,516,776
3.20%, 07/15/2036 (Callable 01/15/2036)	15,000,000	12,118,459
5.35%, 05/15/2053 (Callable 11/15/2052)	8,000,000	7,419,901
2.94%, 11/01/2056 (Callable 05/01/2056)	2,622,000	1,531,630
2.99%, 11/01/2063 (Callable 05/01/2063)	10,984,000	6,209,448
CommonSpirit Health, 2.78%, 10/01/2030 (Callable 04/01/2030)	20,400,000	18,055,216
Conagra Brands, Inc., 5.30%, 11/01/2038 (Callable 05/01/2038)	6,625,000	6,242,068
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	44,277,000	45,425,946
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	10,000,000	7,663,499
Cox Communications, Inc.
5.45%, 09/01/2034 (Callable 06/01/2034)(a)	10,000,000	9,682,975
4.80%, 02/01/2035 (Callable 08/01/2034)(a)	13,047,000	11,910,676
4.70%, 12/15/2042(a)	1,670,000	1,340,950
3.60%, 06/15/2051 (Callable 12/15/2050)(a)	22,900,000	15,078,192
Crown Castle, Inc.
5.60%, 06/01/2029 (Callable 05/01/2029)	21,800,000	22,215,177
5.10%, 05/01/2033 (Callable 02/01/2033)	5,000,000	4,872,590

The accompanying notes are an integral part of these financial statements.

106

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
CSN Resources SA, 8.88%, 12/05/2030 (Callable 12/05/2026)(a)	$15,000,000	$14,937,033
CSX Corp.
6.22%, 04/30/2040	475,000	508,514
4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,366,346
CVS Health Corp.
3.25%, 08/15/2029 (Callable 05/15/2029)	11,800,000	10,745,769
5.30%, 06/01/2033 (Callable 03/01/2033)	4,225,000	4,051,249
4.78%, 03/25/2038 (Callable 09/25/2037)	45,075,000	38,981,110
5.05%, 03/25/2048 (Callable 09/25/2047)	32,600,000	26,885,676
5.88%, 06/01/2053 (Callable 12/01/2052)	6,000,000	5,504,529
6.05%, 06/01/2054 (Callable 12/01/2053)	11,000,000	10,347,589
CVS Pass-Through Trust, 7.51%, 01/10/2032(a)	18,003,036	18,954,778
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025)(a)	1,500,000	1,479,729
DCP Midstream Operating LP
5.63%, 07/15/2027 (Callable 04/15/2027)	17,000,000	17,231,863
5.13%, 05/15/2029 (Callable 02/15/2029)	18,264,000	18,292,772
3.25%, 02/15/2032 (Callable 08/15/2031)	10,000,000	8,595,624
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 (Callable 08/01/2026)	8,395,000	8,419,423
5.30%, 10/01/2029 (Callable 07/01/2029)	5,300,000	5,351,801
3.45%, 12/15/2051 (Callable 06/15/2051)	7,227,000	4,911,028
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,520,000	47,293,283
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030	28,015,000	32,575,944
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	7,000,000	6,889,247
Dignity Health, 5.27%, 11/01/2064	7,625,000	6,822,366
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	10,492,000	10,526,703
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	21,000,000	19,885,879

	Par	Value
2.38%, 09/15/2028 (Callable 07/15/2028)	$60,000,000	$54,062,154
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	15,000,000	12,760,958
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	5,500,000	5,195,392
Eaton Corp., 4.00%, 11/02/2032	3,660,000	3,420,296
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	12,111,000	11,852,100
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026)(a)	15,600,000	15,871,035
6.32%, 12/04/2028 (Callable 11/04/2028)(a)	50,400,000	52,522,453
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,122,462
7.38%, 10/15/2045 (Callable 04/15/2045)	23,298,000	26,361,106
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	8,650,000	8,534,882
5.63%, 05/01/2027 (Callable 01/18/2025)(a)	9,107,000	9,109,040
5.50%, 06/01/2027 (Callable 03/01/2027)	4,653,000	4,712,331
4.00%, 10/01/2027 (Callable 07/01/2027)	15,000,000	14,665,828
4.95%, 05/15/2028 (Callable 02/15/2028)	1,620,000	1,617,874
4.95%, 06/15/2028 (Callable 03/15/2028)	4,693,000	4,685,603
6.00%, 02/01/2029 (Callable 02/02/2025)(a)	8,900,000	9,027,323
5.25%, 04/15/2029 (Callable 01/15/2029)	18,925,000	18,989,344
4.15%, 09/15/2029 (Callable 06/15/2029)	16,585,000	15,915,378
7.38%, 02/01/2031 (Callable 02/01/2026)(a)	12,297,000	12,859,133
6.63%, 10/15/2036	3,575,000	3,802,111
6.50%, 02/01/2042 (Callable 08/01/2041)	18,727,000	19,409,586
6.10%, 02/15/2042	1,000,000	986,838
5.95%, 10/01/2043 (Callable 04/01/2043)	2,702,000	2,624,162
5.15%, 03/15/2045 (Callable 09/15/2044)	5,000,000	4,383,369
6.00%, 06/15/2048 (Callable 12/15/2047)	5,000,000	4,836,181
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029)(a)	18,250,000	17,661,383

The accompanying notes are an integral part of these financial statements.

107

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.50%, 05/15/2034 (Callable 02/15/2034)(a)	$6,100,000	$6,030,644
5.95%, 05/15/2054 (Callable 11/15/2053)(a)	6,000,000	5,774,760
EnLink Midstream LLC, 5.65%, 09/01/2034 (Callable 06/01/2034)	6,250,000	6,229,136
Enterprise Products Operating LLC, 3.95%, 01/31/2060 (Callable 07/31/2059)	14,475,000	10,433,673
EQM Midstream Partners LP
6.38%, 04/01/2029 (Callable 04/01/2026)(a)	7,000,000	7,023,553
7.50%, 06/01/2030 (Callable 12/01/2029)(a)	1,241,000	1,320,017
4.75%, 01/15/2031 (Callable 07/15/2030)(a)	17,900,000	16,833,689
EQT Corp.
7.00%, 02/01/2030 (Callable 11/01/2029)	28,813,000	30,605,630
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	100,000	89,158
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,055,714
Equinix, Inc., 3.20%, 11/18/2029 (Callable 08/18/2029)	15,000,000	13,788,242
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (Callable 05/15/2027)(a)	500,000	522,524
FedEx Corp.
3.90%, 02/01/2035	7,000,000	6,184,340
4.95%, 10/17/2048 (Callable 04/17/2048)	13,500,000	11,799,077
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	8,000,000	7,650,927
Ferguson Finance PLC, 4.50%, 10/24/2028 (Callable 07/24/2028)(a)	37,052,000	36,229,104
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	6,400,000	6,259,773
3.50%, 07/01/2029 (Callable 04/01/2029)	8,810,000	8,265,255
5.63%, 08/21/2033 (Callable 05/21/2033)	10,000,000	10,179,513
5.15%, 08/12/2034 (Callable 05/12/2034)	26,800,000	26,193,839
4.40%, 07/01/2049 (Callable 01/01/2049)	12,500,000	10,220,992
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030)(a)	30,000,000	25,623,961

	Par	Value
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	$28,300,000	$27,893,018
6.00%, 01/15/2028 (Callable 12/15/2027)	10,000,000	10,200,277
4.88%, 05/12/2030 (Callable 02/12/2030)	17,550,000	17,112,059
5.25%, 01/15/2032 (Callable 11/15/2031)	32,269,000	31,741,622
Flowserve Corp.
3.50%, 10/01/2030 (Callable 07/01/2030)	7,075,000	6,452,142
2.80%, 01/15/2032 (Callable 10/15/2031)	5,000,000	4,253,064
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031 (Callable 01/01/2031)(a)	1,000,000	900,123
6.13%, 04/15/2032 (Callable 01/15/2032)(a)	10,000,000	9,878,203
Ford Motor Credit Co. LLC
2.30%, 02/10/2025 (Callable 02/02/2025)	30,000,000	29,899,861
3.38%, 11/13/2025 (Callable 10/13/2025)	30,000,000	29,529,866
2.70%, 08/10/2026 (Callable 07/10/2026)	15,000,000	14,404,790
5.80%, 03/05/2027 (Callable 02/05/2027)	9,000,000	9,085,627
5.80%, 03/08/2029 (Callable 02/08/2029)	18,000,000	18,012,864
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	14,000,000	12,947,317
5.88%, 06/01/2033 (Callable 03/01/2033)	16,000,000	16,412,527
Foundry JV Holdco LLC
6.15%, 01/25/2032 (Callable 11/25/2031)(a)	10,000,000	10,091,714
6.25%, 01/25/2035 (Callable 10/25/2034)(a)	21,774,000	21,923,221
Freeport-McMoRan, Inc.
5.00%, 09/01/2027 (Callable 02/02/2025)	12,000,000	11,995,851
4.13%, 03/01/2028 (Callable 02/02/2025)	11,550,000	11,236,011
4.38%, 08/01/2028 (Callable 02/02/2025)	6,545,000	6,366,029
5.25%, 09/01/2029 (Callable 02/02/2025)	14,415,000	14,436,709
4.25%, 03/01/2030 (Callable 03/01/2025)	29,799,000	28,313,505
4.63%, 08/01/2030 (Callable 08/01/2025)	3,000,000	2,907,872

The accompanying notes are an integral part of these financial statements.

108

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Fresenius Medical Care US Finance III, Inc.
3.75%, 06/15/2029 (Callable 03/15/2029)(a)	$34,130,000	$31,812,887
2.38%, 02/16/2031 (Callable 11/16/2030)(a)	41,700,000	34,257,625
3.00%, 12/01/2031 (Callable 09/01/2031)(a)	13,625,000	11,418,326
General Motors Co., 6.13%, 10/01/2025 (Callable 09/01/2025)	10,350,000	10,429,768
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	18,125,000	17,461,111
5.40%, 04/06/2026	10,000,000	10,055,362
2.35%, 02/26/2027 (Callable 01/26/2027)	10,900,000	10,330,364
5.80%, 06/23/2028 (Callable 05/23/2028)	10,000,000	10,199,090
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,304,524
5.55%, 07/15/2029 (Callable 06/15/2029)	14,000,000	14,152,759
4.90%, 10/06/2029 (Callable 09/06/2029)	8,000,000	7,881,145
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	4,000,000	4,024,075
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	29,775,000	28,578,788
6.00%, 06/04/2029 (Callable 05/04/2029)	36,925,000	37,739,030
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	9,150,000	9,108,265
GFL Environmental, Inc., 6.75%, 01/15/2031 (Callable 01/15/2027)(a)	3,000,000	3,080,460
Glencore Finance (Canada) Ltd., 6.00%, 11/15/2041(a)	9,400,000	9,316,449
Glencore Finance Canada Ltd., 5.55%, 10/25/2042(a)	3,543,000	3,330,704
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026)(a)	17,000,000	16,666,958
4.88%, 03/12/2029 (Callable 12/12/2028)(a)	18,000,000	17,856,745
2.50%, 09/01/2030 (Callable 06/01/2030)(a)	5,615,000	4,866,859
5.70%, 05/08/2033 (Callable 02/08/2033)(a)	12,500,000	12,628,681
6.50%, 10/06/2033 (Callable 07/06/2033)(a)	10,000,000	10,610,938

	Par	Value
3.88%, 04/27/2051 (Callable 10/27/2050)(a)	$7,500,000	$5,386,162
3.38%, 09/23/2051 (Callable 03/23/2051)(a)	4,000,000	2,618,646
5.89%, 04/04/2054 (Callable 10/04/2053)(a)	6,775,000	6,583,721
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	10,035,000	10,011,059
2.90%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,451,668
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)	1,000,000	990,230
Graphic Packaging International LLC
3.50%, 03/15/2028 (Callable 09/15/2027)(a)	5,000,000	4,677,235
3.50%, 03/01/2029 (Callable 09/01/2028)(a)	5,000,000	4,566,732
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025)(a)	15,000,000	14,730,255
Gruma SAB de CV
5.39%, 12/09/2034 (Callable 10/09/2034)(a)	10,000,000	9,718,300
5.76%, 12/09/2054 (Callable 06/09/2054)(a)	6,150,000	5,811,750
Grupo Bimbo SAB de CV
4.88%, 06/27/2044(a)	9,575,000	8,263,859
4.70%, 11/10/2047 (Callable 05/10/2047)(a)	25,671,000	21,213,231
4.00%, 09/06/2049(a)	19,500,000	14,400,740
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025)(a)	10,000,000	9,960,219
GYP Holdings III Corp., 4.63%, 05/01/2029 (Callable 02/02/2025)(a)	2,500,000	2,357,892
HB Fuller Co., 4.00%, 02/15/2027 (Callable 11/15/2026)	6,725,000	6,470,198
HCA, Inc.
5.38%, 09/01/2026 (Callable 03/01/2026)	1,000,000	1,002,976
4.50%, 02/15/2027 (Callable 08/15/2026)	16,500,000	16,343,346
5.20%, 06/01/2028 (Callable 05/01/2028)	10,000,000	10,022,305
5.88%, 02/01/2029 (Callable 08/01/2028)	8,500,000	8,674,540
3.50%, 09/01/2030 (Callable 03/01/2030)	5,000,000	4,543,097
5.45%, 09/15/2034 (Callable 06/15/2034)	9,000,000	8,764,578
4.38%, 03/15/2042 (Callable 09/15/2041)	3,900,000	3,185,984

The accompanying notes are an integral part of these financial statements.

109

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
4.63%, 03/15/2052 (Callable 09/15/2051)	$12,475,000	$9,720,015
6.00%, 04/01/2054 (Callable 10/01/2053)	11,000,000	10,494,357
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)(a)	11,500,000	11,139,051
Herc Holdings, Inc., 6.63%, 06/15/2029 (Callable 06/15/2026)(a)	10,000,000	10,126,693
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,757,370
5.60%, 10/15/2054 (Callable 04/15/2054)	32,000,000	30,178,702
Hexcel Corp.
4.95%, 08/15/2025 (Callable 05/15/2025)	8,303,000	8,276,443
4.20%, 02/15/2027 (Callable 11/15/2026)	19,000,000	18,566,053
HF Sinclair Corp.
6.38%, 04/15/2027 (Callable 01/13/2025)	10,957,000	11,116,991
5.00%, 02/01/2028 (Callable 02/01/2025)	22,900,000	22,620,492
4.50%, 10/01/2030 (Callable 07/01/2030)	14,157,000	13,321,938
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033 (Callable 03/15/2028)(a)	3,000,000	2,951,907
Holcim Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026)(a)	12,565,000	12,279,110
Hologic, Inc., 3.25%, 02/15/2029 (Callable 01/18/2025)(a)	21,238,000	19,206,384
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	25,000,000	23,941,616
Hubbell, Inc., 3.50%, 02/15/2028 (Callable 11/15/2027)	12,000,000	11,528,714
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	12,000,000	10,777,476
Huntsman International LLC
2.95%, 06/15/2031 (Callable 03/15/2031)	4,900,000	4,081,066
5.70%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,527,033
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025)(a)	6,000,000	5,788,971
5.50%, 03/30/2026(a)	7,775,000	7,822,774
1.65%, 09/17/2026 (Callable 08/17/2026)(a)	30,000,000	28,386,843
5.28%, 06/24/2027(a)	17,350,000	17,482,148

	Par	Value
4.88%, 11/01/2027(a)	$21,825,000	$21,773,225
5.68%, 06/26/2028 (Callable 05/26/2028)(a)	15,000,000	15,218,283
6.10%, 09/21/2028 (Callable 08/21/2028)(a)	10,000,000	10,288,968
5.30%, 01/08/2029 (Callable 12/08/2028)(a)	10,000,000	10,018,583
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025)(a)	8,375,000	8,219,469
Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	9,700,000	9,917,996
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	28,000,000	25,159,759
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	3,275,000	3,167,107
4.90%, 08/05/2052 (Callable 02/05/2052)	2,600,000	2,055,896
5.70%, 02/10/2053 (Callable 08/10/2052)	5,575,000	4,937,637
International Business Machines Corp., 4.15%, 05/15/2039	13,000,000	11,188,358
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048 (Callable 03/26/2048)	10,000,000	8,592,000
3.47%, 12/01/2050 (Callable 06/01/2050)(a)	8,000,000	5,253,872
IQVIA, Inc.
5.00%, 05/15/2027 (Callable 02/02/2025)(a)	2,500,000	2,452,967
6.25%, 02/01/2029 (Callable 01/01/2029)	15,000,000	15,509,055
6.50%, 05/15/2030 (Callable 05/15/2026)(a)	2,000,000	2,035,142
Iron Mountain, Inc.
5.25%, 03/15/2028 (Callable 01/13/2025)(a)	20,303,000	19,860,576
5.00%, 07/15/2028 (Callable 01/13/2025)(a)	4,000,000	3,866,848
7.00%, 02/15/2029 (Callable 08/15/2025)(a)	10,000,000	10,217,669
4.50%, 02/15/2031 (Callable 02/15/2026)(a)	10,000,000	9,142,102
6.25%, 01/15/2033 (Callable 12/06/2027)(a)	1,000,000	996,006
JAB Holdings BV
3.75%, 05/28/2051 (Callable 11/28/2050)(a)	8,600,000	5,588,589
4.50%, 04/08/2052 (Callable 10/08/2051)(a)	13,000,000	9,744,234
Jabil, Inc., 5.45%, 02/01/2029 (Callable 01/01/2029)	10,000,000	10,089,772

The accompanying notes are an integral part of these financial statements.

110

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028 (Callable 07/18/2028)	$14,000,000	$14,575,099
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
2.50%, 01/15/2027 (Callable 12/15/2026)	15,000,000	14,245,704
3.75%, 12/01/2031 (Callable 12/01/2026)	24,344,000	21,592,050
3.63%, 01/15/2032 (Callable 01/15/2027)	7,000,000	6,177,418
5.75%, 04/01/2033 (Callable 01/01/2033)	3,000,000	2,983,207
6.75%, 03/15/2034 (Callable 12/15/2033)	24,000,000	25,404,096
4.38%, 02/02/2052 (Callable 08/02/2051)	7,825,000	5,897,278
6.50%, 12/01/2052 (Callable 06/01/2052)	15,286,000	15,549,248
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	17,000,000	18,011,061
KB Home, 7.25%, 07/15/2030 (Callable 07/15/2025)	5,000,000	5,126,382
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (Callable 02/15/2026)(a)	3,250,000	3,367,686
Kennametal, Inc., 4.63%, 06/15/2028 (Callable 03/15/2028)	7,900,000	7,798,090
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	50,189,000	49,940,439
4.95%, 10/15/2034 (Callable 07/15/2034)	5,000,000	4,812,898
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031)(a)	6,000,000	5,084,419
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	1,675,000	1,863,982
6.50%, 02/01/2037	6,785,000	7,093,403
6.95%, 01/15/2038	26,159,000	28,368,620
7.50%, 11/15/2040	27,248,000	30,677,124
Kinder Morgan, Inc.
8.05%, 10/15/2030	15,384,000	17,318,418
7.80%, 08/01/2031	16,174,000	18,218,804
Kinetik Holdings LP, 6.63%, 12/15/2028 (Callable 12/15/2025)(a)	6,000,000	6,138,055
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	5,500,000	5,801,872

	Par	Value
Kraft Heinz Foods Co.
6.75%, 03/15/2032	$10,000,000	$10,842,241
5.00%, 07/15/2035 (Callable 01/15/2035)	5,311,000	5,143,702
5.00%, 06/04/2042	5,000,000	4,498,609
Kroger Co., 5.50%, 09/15/2054 (Callable 03/15/2054)	8,200,000	7,733,102
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	18,100,000	17,209,652
2.70%, 10/15/2028 (Callable 08/15/2028)	15,066,000	13,802,011
3.15%, 10/15/2031 (Callable 07/15/2031)	7,575,000	6,564,604
6.35%, 02/20/2034 (Callable 11/20/2033)	6,000,000	6,242,784
Lafarge SA, 7.13%, 07/15/2036	1,500,000	1,659,595
Lear Corp.
3.80%, 09/15/2027 (Callable 06/15/2027)	3,167,000	3,072,790
3.50%, 05/30/2030 (Callable 02/28/2030)	15,000,000	13,687,287
Leidos Holdings, Inc., 5.95%, 12/01/2040 (Callable 06/04/2040)	2,000,000	1,921,080
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	46,222,000	44,221,058
2.30%, 02/15/2031 (Callable 11/15/2030)	7,500,000	6,299,056
5.75%, 03/15/2033 (Callable 12/15/2032)	26,839,000	27,212,668
LG Energy Solution Ltd., 5.50%, 07/02/2034(a)	12,000,000	11,636,328
LKQ Corp.
5.75%, 06/15/2028 (Callable 05/15/2028)	8,000,000	8,130,665
6.25%, 06/15/2033 (Callable 03/15/2033)	30,275,000	31,235,215
Lockheed Martin Corp., 5.20%, 02/15/2055 (Callable 08/15/2054)	2,725,000	2,568,354
Louisiana-Pacific Corp., 3.63%, 03/15/2029 (Callable 02/02/2025)(a)	25,000,000	23,086,675
Lowe’s Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	10,000,000	9,798,691
LYB International Finance III LLC, 5.50%, 03/01/2034 (Callable 12/01/2033)	10,600,000	10,415,153
Magna International, Inc., 2.45%, 06/15/2030 (Callable 03/15/2030)	10,000,000	8,788,649

The accompanying notes are an integral part of these financial statements.

111

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	$3,000,000	$3,015,621
4.75%, 09/15/2044 (Callable 03/15/2044)	3,985,000	3,310,391
Marriott International, Inc./MD
4.90%, 04/15/2029 (Callable 03/15/2029)	5,000,000	4,990,902
4.80%, 03/15/2030 (Callable 02/15/2030)	10,000,000	9,898,699
5.35%, 03/15/2035 (Callable 12/15/2034)	10,000,000	9,881,035
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	5,000,000	4,423,022
6.25%, 05/01/2037	450,000	468,947
Masco Corp., 6.50%, 08/15/2032	15,834,000	16,684,984
MasTec, Inc.
4.50%, 08/15/2028 (Callable 02/02/2025)(a)	22,948,000	22,251,228
5.90%, 06/15/2029 (Callable 05/15/2029)	17,000,000	17,304,342
Methanex US Operations, Inc., 6.25%, 03/15/2032 (Callable 09/15/2031)(a)	3,000,000	2,968,053
Micron Technology, Inc., 5.38%, 04/15/2028 (Callable 03/15/2028)	25,000,000	25,264,641
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029)(a)	17,160,000	16,829,827
Minera Mexico SAB de CV, 4.50%, 01/26/2050 (Callable 07/26/2049)(a)	8,000,000	6,072,304
Mineral Resources Ltd.
8.00%, 11/01/2027 (Callable 02/02/2025)(a)	8,000,000	8,178,547
9.25%, 10/01/2028 (Callable 10/01/2025)(a)	19,646,000	20,612,000
Minerva Luxembourg SA, 8.88%, 09/13/2033 (Callable 09/13/2028)(a)	6,000,000	6,225,089
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)	2,000,000	2,009,776
Mohawk Industries, Inc., 3.63%, 05/15/2030 (Callable 02/15/2030)	5,000,000	4,617,162
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 02/02/2025)(a)	2,650,000	2,642,489
Molson Coors Beverage Co., 3.00%, 07/15/2026 (Callable 04/15/2026)	23,888,000	23,267,901

	Par	Value
Mosaic Co., 5.45%, 11/15/2033 (Callable 05/15/2033)	$11,101,000	$10,994,316
MPLX LP
4.25%, 12/01/2027 (Callable 09/01/2027)	6,519,000	6,415,840
5.00%, 03/01/2033 (Callable 12/01/2032)	4,425,000	4,250,838
5.50%, 06/01/2034 (Callable 03/01/2034)	16,800,000	16,573,795
5.50%, 02/15/2049 (Callable 08/15/2048)	8,825,000	8,113,724
4.90%, 04/15/2058 (Callable 10/15/2057)	5,000,000	4,044,782
MSCI, Inc.
4.00%, 11/15/2029 (Callable 02/02/2025)(a)	7,562,000	7,132,069
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	10,000,000	8,957,667
Mueller Water Products, Inc., 4.00%, 06/15/2029 (Callable 02/02/2025)(a)	500,000	461,883
Mylan, Inc., 4.55%, 04/15/2028 (Callable 01/15/2028)	5,000,000	4,897,565
Newell Brands, Inc.
5.70%, 04/01/2026 (Callable 01/01/2026)	9,274,000	9,270,046
6.38%, 09/15/2027 (Callable 06/15/2027)	5,000,000	5,016,485
6.38%, 05/15/2030 (Callable 02/15/2030)	500,000	500,823
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027)(a)	42,204,000	41,883,706
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (Callable 07/15/2028)(a)	10,000,000	8,874,744
7.05%, 09/15/2028 (Callable 08/15/2028)(a)	5,000,000	5,183,455
5.55%, 09/13/2029 (Callable 08/13/2029)(a)	58,055,000	57,277,278
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (Callable 07/17/2027)(a)	10,000,000	9,628,284
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	12,900,000	12,580,935
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	18,000,000	11,655,862
North Mississippi Health Services, Inc., 3.18%, 10/01/2051 (Callable 04/01/2051)	11,800,000	7,494,972
NOVA Chemicals Corp., 7.00%, 12/01/2031 (Callable 12/01/2027)(a)	1,000,000	995,223
Nova Southeastern University, Inc., 4.81%, 04/01/2053	4,800,000	4,048,166

The accompanying notes are an integral part of these financial statements.

112

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
NutrienLtd.
4.00%, 12/15/2026 (Callable 09/15/2026)	$10,000,000	$9,860,630
4.13%, 03/15/2035 (Callable 09/15/2034)	6,550,000	5,800,099
nVentFinance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,435,000	32,114,656
5.65%, 05/15/2033 (Callable 02/15/2033)	28,950,000	28,873,357
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	9,625,000	9,344,754
2.65%, 02/15/2032 (Callable 11/15/2031)	15,000,000	12,628,844
Occidental Petroleum Corp.
8.50%, 07/15/2027 (Callable 01/15/2027)	15,000,000	16,027,800
7.15%, 05/15/2028	7,000,000	7,324,261
8.88%, 07/15/2030 (Callable 01/15/2030)	19,873,000	22,696,004
7.50%, 05/01/2031	12,000,000	13,119,576
7.88%, 09/15/2031	12,790,000	14,176,096
5.55%, 10/01/2034 (Callable 07/01/2034)	12,775,000	12,447,159
6.45%, 09/15/2036	7,125,000	7,306,203
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	36,300,000	28,024,304
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032)(a)	10,000,000	10,083,498
ONEOK, Inc.
4.75%, 10/15/2031 (Callable 08/15/2031)	10,000,000	9,675,513
4.20%, 03/15/2045 (Callable 09/15/2044)	8,770,000	6,599,991
Optics Bidco SpA, 7.20%, 07/18/2036 (Callable 04/18/2036)(a)	2,378,000	2,427,275
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	46,000,000	44,172,582
6.25%, 11/09/2032 (Callable 08/09/2032)	7,000,000	7,422,753
3.90%, 05/15/2035 (Callable 11/15/2034)	7,425,000	6,506,773
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,427,549
4.00%, 11/15/2047 (Callable 05/15/2047)	2,565,000	1,956,825
3.95%, 03/25/2051 (Callable 09/25/2050)	5,000,000	3,706,562

	Par	Value
6.90%, 11/09/2052 (Callable 05/09/2052)	$29,065,000	$32,617,140
5.55%, 02/06/2053 (Callable 08/06/2052)	2,550,000	2,414,538
Orange SA, 9.00%, 03/01/2031	33,426,000	39,804,449
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (Callable 05/15/2029)(a)	5,000,000	4,964,051
Oshkosh Corp., 3.10%, 03/01/2030 (Callable 12/01/2029)	3,500,000	3,201,463
Owens Corning
3.40%, 08/15/2026 (Callable 05/15/2026)	5,000,000	4,889,780
7.00%, 12/01/2036	13,205,000	14,670,539
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (Callable 09/15/2026)(a)	12,075,000	11,849,140
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
4.00%, 07/15/2025 (Callable 06/15/2025)(a)	20,000,000	19,888,500
1.20%, 11/15/2025 (Callable 10/15/2025)(a)	22,800,000	22,076,758
5.55%, 05/01/2028 (Callable 04/01/2028)(a)	15,000,000	15,226,008
6.05%, 08/01/2028 (Callable 07/01/2028)(a)	30,000,000	30,876,284
5.35%, 03/30/2029 (Callable 02/28/2029)(a)	7,500,000	7,550,435
5.25%, 07/01/2029 (Callable 06/01/2029)(a)	12,800,000	12,845,359
6.20%, 06/15/2030 (Callable 04/15/2030)(a)	6,000,000	6,294,667
Performance Food Group, Inc., 6.13%, 09/15/2032 (Callable 09/15/2027)(a)	500,000	499,977
Perrigo Finance Unlimited Co.
4.90%, 06/15/2030 (Callable 03/15/2030)	25,250,000	23,665,519
6.13%, 09/30/2032 (Callable 09/30/2027)	5,000,000	4,889,153
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	11,825,000	11,089,473
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	6,000,000	5,090,720
5.88%, 05/01/2042	5,000,000	4,975,786
Phillips 66 Co.
3.15%, 12/15/2029 (Callable 09/15/2029)	12,550,000	11,513,407
4.95%, 03/15/2035 (Callable 12/15/2034)	13,000,000	12,295,841
4.68%, 02/15/2045 (Callable 08/15/2044)	2,000,000	1,673,160

The accompanying notes are an integral part of these financial statements.

113

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Phinia, Inc.
6.75%, 04/15/2029 (Callable 04/15/2026)(a)	$100,000	$102,000
6.63%, 10/15/2032 (Callable 10/15/2027)(a)	1,000,000	994,692
Pilgrim’s Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	16,935,000	17,250,271
6.88%, 05/15/2034 (Callable 02/15/2034)	8,500,000	9,035,772
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,299,042
Polaris, Inc., 6.95%, 03/15/2029 (Callable 02/15/2029)	15,000,000	15,786,004
POSCO, 5.75%, 01/17/2028(a)	5,000,000	5,088,467
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	10,000,000	9,564,719
Puma International Financing SA, 7.75%, 04/25/2029 (Callable 04/25/2026)(a)	2,000,000	2,031,000
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	10,000,000	8,931,609
5.25%, 08/09/2034 (Callable 05/09/2034)	15,000,000	14,667,529
Raizen Fuels Finance SA, 5.70%, 01/17/2035 (Callable 10/17/2034)(a)	12,525,000	11,595,019
Rand Parent LLC, 8.50%, 02/15/2030 (Callable 02/15/2026)(a)	6,500,000	6,535,640
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027)(a)	56,870,000	54,451,062
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	9,750,000	9,917,213
6.30%, 02/15/2030 (Callable 12/15/2029)	26,000,000	26,742,344
6.40%, 04/15/2033 (Callable 01/15/2033)	15,332,000	15,827,034
Reliance Industries Ltd., 2.88%, 01/12/2032(a)	20,400,000	17,340,048
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	6,100,000	5,960,733
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	5,000,000	4,878,076
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	25,000,000	23,063,240

	Par	Value
3.63%, 03/15/2051 (Callable 09/15/2050)	$11,775,000	$8,015,364
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,689,561
4.35%, 05/01/2049 (Callable 11/01/2048)	10,000,000	7,828,343
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027)(a)	1,000,000	983,659
RTX Corp.
4.80%, 12/15/2043 (Callable 06/15/2043)	7,925,000	7,038,234
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,936,599
RXO, Inc., 7.50%, 11/15/2027 (Callable 02/02/2025)(a)	7,000,000	7,190,159
Ryder System, Inc., 5.25%, 06/01/2028 (Callable 05/01/2028)	16,550,000	16,720,299
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026 (Callable 12/31/2025)	45,015,000	45,439,027
5.00%, 03/15/2027 (Callable 09/15/2026)	20,300,000	20,341,617
4.50%, 05/15/2030 (Callable 11/15/2029)	21,897,000	21,210,720
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 01/18/2025)(a)	12,195,763	11,911,475
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031)(a)	21,000,000	18,494,671
6.88%, 09/19/2033 (Callable 06/19/2033)(a)	9,100,000	9,661,810
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (Callable 02/17/2028)(a)	11,096,000	10,772,116
Sealed Air Corp., 5.00%, 04/15/2029 (Callable 04/15/2025)(a)	5,000,000	4,812,181
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028 (Callable 02/02/2025)(a)	1,000,000	1,003,328
Silgan Holdings, Inc., 4.13%, 02/01/2028 (Callable 01/18/2025)	4,000,000	3,817,651
SK Hynix, Inc.
6.25%, 01/17/2026(a)	5,900,000	5,968,115
1.50%, 01/19/2026(a)	13,000,000	12,535,492
5.50%, 01/16/2029(a)	16,873,000	16,953,690
SK Telecom Co. Ltd., 6.63%, 07/20/2027(a)	960,000	997,715
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	18,000,000	15,082,611

The accompanying notes are an integral part of these financial statements.

114

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
5.40%, 03/20/2034 (Callable 12/20/2033)	$15,000,000	$14,885,259
Smithfield Foods, Inc.
5.20%, 04/01/2029 (Callable 01/01/2029)(a)	16,566,000	16,210,185
2.63%, 09/13/2031 (Callable 06/13/2031)(a)	18,500,000	15,234,775
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026)(a)	6,725,000	6,438,074
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034)(a)	49,082,000	49,839,165
SolventumCorp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	29,885,793
5.90%, 04/30/2054 (Callable 10/30/2053)	15,000,000	14,624,366
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/2034 (Callable 07/01/2034)(a)	24,530,000	23,866,626
Southern Copper Corp., 7.50%, 07/27/2035	19,786,000	22,530,757
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027)(a)	1,000,000	1,001,602
Standard Industries, Inc./NY
4.75%, 01/15/2028 (Callable 02/02/2025)(a)	24,408,000	23,353,401
4.38%, 07/15/2030 (Callable 07/15/2025)(a)	7,000,000	6,413,468
3.38%, 01/15/2031 (Callable 07/15/2025)(a)	5,000,000	4,287,049
Stanley Black & Decker, Inc.
6.00%, 03/06/2028 (Callable 02/06/2028)	3,000,000	3,104,672
4.85%, 11/15/2048 (Callable 05/15/2048)	4,175,000	3,558,542
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027)(a)	3,650,000	3,701,728
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,297,890
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 01/15/2031 (Callable 01/15/2027)(a)	5,000,000	5,305,429
Sunoco LP, 7.25%, 05/01/2032 (Callable 05/01/2027)(a)	5,000,000	5,164,900
Sunoco LP / Sunoco Finance Corp., 7.00%, 09/15/2028 (Callable 09/15/2025)(a)	10,000,000	10,230,885

	Par	Value
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	$22,570,000	$23,510,593
6.00%, 01/17/2034 (Callable 10/17/2033)	9,000,000	9,437,204
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030 (Callable 12/31/2029)	11,825,000	10,184,080
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	15,000,000	14,761,452
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027 (Callable 02/02/2025)	1,000,000	1,007,015
5.00%, 01/15/2028 (Callable 02/02/2025)	28,000,000	27,698,017
4.88%, 02/01/2031 (Callable 02/01/2026)	10,500,000	10,138,943
4.00%, 01/15/2032 (Callable 07/15/2026)	14,000,000	12,738,071
TC Pipelines LP
4.38%, 03/13/2025 (Callable 02/03/2025)	26,205,000	26,157,363
3.90%, 05/25/2027 (Callable 02/25/2027)	23,285,000	22,753,869
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	10,000,000	9,495,876
2.38%, 08/09/2028 (Callable 06/09/2028)	25,000,000	22,679,231
6.10%, 04/12/2034 (Callable 01/12/2034)	10,000,000	10,251,503
Telecom Italia Capital SA, 7.20%, 07/18/2036	797,000	800,604
Telefonica Emisiones SA
4.10%, 03/08/2027	3,768,000	3,708,636
7.05%, 06/20/2036	4,925,000	5,415,613
5.21%, 03/08/2047	24,108,000	21,469,644
4.90%, 03/06/2048	9,475,000	8,043,266
5.52%, 03/01/2049 (Callable 09/01/2048)	12,000,000	11,091,813
Telefonica Europe BV, 8.25%, 09/15/2030	13,750,000	15,685,864
Terex Corp., 6.25%, 10/15/2032 (Callable 10/15/2027)(a)	250,000	244,999
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	53,000,000	50,927,535
4.75%, 05/09/2027 (Callable 02/09/2027)	9,000,000	8,782,392
7.88%, 09/15/2029 (Callable 06/15/2029)	5,000,000	5,388,720
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	15,000,000	13,484,807
Time Warner Cable LLC, 7.30%, 07/01/2038	19,829,000	20,198,107

The accompanying notes are an integral part of these financial statements.

115

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Timken Co., 4.50%, 12/15/2028 (Callable 09/15/2028)	$12,522,000	$12,281,750
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 01/13/2025)	17,250,000	17,137,368
3.38%, 04/15/2029 (Callable 01/13/2025)	5,000,000	4,666,797
3.88%, 04/15/2030 (Callable 01/15/2030)	53,473,000	50,310,455
3.50%, 04/15/2031 (Callable 04/15/2026)	60,000,000	54,461,803
4.38%, 04/15/2040 (Callable 10/15/2039)	10,000,000	8,674,670
3.60%, 11/15/2060 (Callable 05/15/2060)	15,000,000	9,934,211
Toll Road Investors Partnership II LP
0.00%, 02/15/2025(a)(d)	10,000,000	9,930,357
0.00%, 02/15/2027(a)(d)	32,855,000	28,528,605
0.00%, 02/15/2028(a)(d)	6,000,000	4,786,429
0.00%, 02/15/2029(a)(d)	940,000	658,410
0.00%, 02/15/2030(a)(d)	2,938,000	2,129,905
0.00%, 02/15/2030(a)(d)	2,100,000	1,410,169
0.00%, 02/15/2031(a)(d)	5,396,000	3,647,754
0.00%, 02/15/2036(a)(d)	12,500,000	5,950,249
TopBuildCorp.
3.63%, 03/15/2029 (Callable 02/02/2025)(a)	2,500,000	2,288,217
4.13%, 02/15/2032 (Callable 10/15/2026)(a)	1,000,000	885,920
Trane Technologies Financing Ltd., 4.65%, 11/01/2044 (Callable 05/01/2044)	1,300,000	1,145,148
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/2043	4,126,000	4,170,015
Transcontinental Gas Pipe Line Co. LLC, 4.45%, 08/01/2042 (Callable 02/01/2042)	2,600,000	2,196,963
TransDigm, Inc.
6.75%, 08/15/2028 (Callable 02/15/2025)(a)	5,500,000	5,547,981
6.38%, 03/01/2029 (Callable 03/01/2026)(a)	3,000,000	3,006,665
6.88%, 12/15/2030 (Callable 08/18/2026)(a)	15,000,000	15,223,121
6.63%, 03/01/2032 (Callable 03/01/2027)(a)	1,000,000	1,009,026
6.00%, 01/15/2033 (Callable 09/15/2027)(a)	11,000,000	10,780,612
TreeHouse Foods, Inc., 4.00%, 09/01/2028 (Callable 01/18/2025)	1,500,000	1,361,004
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	7,000,000	7,270,391

	Par	Value
Trinity Industries, Inc., 7.75%, 07/15/2028 (Callable 07/15/2025)(a)	$5,000,000	$5,188,660
Triton Container International Ltd.
2.05%, 04/15/2026 (Callable 03/15/2026)(a)	7,425,000	7,114,672
3.15%, 06/15/2031 (Callable 03/15/2031)(a)	30,475,000	25,873,521
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,466,507
TTX Co., 4.65%, 06/15/2044(a)	7,710,000	6,519,056
Tyco Electronics Group SA, 7.13%, 10/01/2037	500,000	569,825
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	4,650,000	4,131,936
United Rentals North America, Inc.
3.88%, 11/15/2027 (Callable 01/13/2025)	5,000,000	4,790,101
4.88%, 01/15/2028 (Callable 01/13/2025)	5,000,000	4,866,141
6.00%, 12/15/2029 (Callable 12/15/2025)(a)	33,700,000	34,020,583
4.00%, 07/15/2030 (Callable 07/15/2025)	10,000,000	9,102,296
3.88%, 02/15/2031 (Callable 08/15/2025)	3,000,000	2,680,023
3.75%, 01/15/2032 (Callable 07/15/2026)	1,000,000	875,825
6.13%, 03/15/2034 (Callable 03/15/2029)(a)	21,700,000	21,530,279
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	16,000,000	15,143,496
2.65%, 10/15/2030 (Callable 07/15/2030)	24,322,000	20,919,749
5.05%, 10/15/2034 (Callable 07/15/2034)	30,000,000	27,999,104
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	5,250,000	5,100,447
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026 (Callable 03/15/2026)	6,243,000	6,144,515
5.25%, 06/15/2046 (Callable 12/15/2045)	4,000,000	3,371,454
Vale Canada Ltd., 7.20%, 09/15/2032	1,600,000	1,717,936
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	25,339,000	23,191,308
6.13%, 06/12/2033 (Callable 03/12/2033)	32,000,000	32,402,912
8.25%, 01/17/2034	5,201,000	6,103,467
6.88%, 11/21/2036	29,519,000	31,431,477

The accompanying notes are an integral part of these financial statements.

116

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
6.88%, 11/10/2039	$13,121,000	$13,919,032
6.40%, 06/28/2054 (Callable 12/28/2053)	10,000,000	9,832,537
Valero Energy Corp., 6.63%, 06/15/2037	5,000,000	5,244,969
Valero Energy Partners LP, 4.50%, 03/15/2028 (Callable 12/15/2027)	20,000,000	19,715,332
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027)(a)	1,500,000	1,554,226
Var Energi ASA
7.50%, 01/15/2028 (Callable 12/15/2027)(a)	29,950,000	31,626,778
8.00%, 11/15/2032 (Callable 08/15/2032)(a)	22,989,000	25,736,448
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	2,500,000	2,073,743
4.50%, 08/10/2033	15,710,000	14,808,692
4.40%, 11/01/2034 (Callable 05/01/2034)	790,000	732,116
4.27%, 01/15/2036	10,793,000	9,709,731
5.25%, 03/16/2037	18,225,000	17,793,592
4.81%, 03/15/2039	38,575,000	35,608,327
4.86%, 08/21/2046	2,500,000	2,233,814
3.70%, 03/22/2061 (Callable 09/22/2060)	11,200,000	7,606,907
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	10,000,000	7,498,063
4.00%, 06/22/2050 (Callable 12/22/2049)	22,000,000	15,011,887
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	12,000,000	11,900,476
Videotron Ltd.
3.63%, 06/15/2029 (Callable 02/02/2025)(a)	22,139,000	20,563,139
5.70%, 01/15/2035 (Callable 10/15/2034)(a)	27,000,000	26,499,881
ViterraFinance BV
2.00%, 04/21/2026 (Callable 03/21/2026)(a)	15,000,000	14,365,179
4.90%, 04/21/2027 (Callable 03/21/2027)(a)	7,725,000	7,652,807
3.20%, 04/21/2031 (Callable 01/21/2031)(a)	55,139,000	48,147,977
5.25%, 04/21/2032 (Callable 01/21/2032)(a)	22,000,000	21,474,155
VMware LLC, 1.80%, 08/15/2028 (Callable 06/15/2028)	15,000,000	13,456,214
Vodafone Group PLC
7.88%, 02/15/2030	1,581,000	1,790,315
6.15%, 02/27/2037	4,934,000	5,182,914

	Par	Value
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025)(a)	$8,300,000	$8,041,629
6.20%, 11/16/2028 (Callable 10/16/2028)(a)	19,000,000	19,424,117
VontierCorp.
2.40%, 04/01/2028 (Callable 02/01/2028)	26,883,000	24,260,026
2.95%, 04/01/2031 (Callable 01/01/2031)	32,741,000	28,128,216
Vulcan Materials Co.
3.50%, 06/01/2030 (Callable 03/01/2030)	11,050,000	10,231,815
4.70%, 03/01/2048 (Callable 09/01/2047)	500,000	430,935
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	5,957,000	5,765,793
WarnermediaHoldings, Inc.
6.41%, 03/15/2026 (Callable 01/13/2025)	7,000,000	7,002,784
4.28%, 03/15/2032 (Callable 12/15/2031)	63,550,000	56,018,928
5.05%, 03/15/2042 (Callable 09/15/2041)	6,000,000	4,832,883
Waste Management, Inc., 3.88%, 01/15/2029 (Callable 12/15/2028)(a)	1,000,000	963,509
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026)(a)	34,748,000	33,415,333
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	57,075,000	56,524,791
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029)	4,000,000	3,751,814
6.15%, 04/01/2033 (Callable 01/01/2033)	2,500,000	2,553,690
5.45%, 11/15/2034 (Callable 08/15/2034)	30,350,000	29,315,547
5.25%, 02/01/2050 (Callable 08/01/2049)	10,000,000	8,561,915
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	36,775,000	35,859,207
4.70%, 09/15/2028 (Callable 06/15/2028)	10,205,000	10,106,033
WestRock MWV LLC, 8.20%, 01/15/2030	5,012,000	5,685,602
Whistler Pipeline LLC, 5.95%, 09/30/2034 (Callable 06/30/2034)(a)	21,000,000	21,064,757
Williams Cos., Inc.
7.50%, 01/15/2031	120,000	132,656

The accompanying notes are an integral part of these financial statements.

117

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
7.75%, 06/15/2031	$3,500,000	$3,901,246
8.75%, 03/15/2032	11,275,000	13,316,404
6.30%, 04/15/2040	1,590,000	1,657,138
5.75%, 06/24/2044 (Callable 12/24/2043)	2,500,000	2,424,429
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026)(a)	17,800,000	16,922,567
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028)(a)	30,000,000	29,063,137
5.10%, 09/12/2034 (Callable 06/12/2034)	17,075,000	16,239,585
Wrangler Holdco Corp., 6.63%, 04/01/2032 (Callable 04/01/2027)(a)	10,000,000	10,179,991
Xerox Holdings Corp., 5.00%, 08/15/2025 (Callable 07/15/2025)(a)	334,000	332,447
XPO, Inc.
6.25%, 06/01/2028 (Callable 06/01/2025)(a)	1,000,000	1,006,117
7.13%, 06/01/2031 (Callable 06/01/2026)(a)	500,000	512,726
7.13%, 02/01/2032 (Callable 02/01/2027)(a)	250,000	255,823
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026)(a)	20,250,000	19,914,816
ZF North America Capital, Inc., 6.75%, 04/23/2030 (Callable 03/23/2030)(a)	17,225,000	16,569,318
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030 (Callable 12/20/2029)	1,000,000	923,666
5.20%, 09/15/2034 (Callable 06/15/2034)	20,000,000	19,631,085
5.75%, 11/30/2039	11,375,000	11,341,775
		8,549,675,559
Utilities - 1.1%
American Transmission Systems, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)(a)	4,850,000	4,112,376
Appalachian Power Co., 6.70%, 08/15/2037	1,400,000	1,484,448
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051 (Callable 11/15/2050)	10,000,000	6,083,083
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/2054 (Callable 06/01/2054)	7,600,000	6,381,753

	Par	Value
Constellation Energy Generation LLC
5.80%, 03/01/2033 (Callable 12/01/2032)	$10,000,000	$10,224,325
5.60%, 06/15/2042 (Callable 12/15/2041)	6,100,000	5,889,384
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,425,000	6,869,455
Dominion Resources, Inc., 5.95%, 06/15/2035	1,880,000	1,933,388
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	15,200,000	13,302,224
DTE Energy Co., 4.88%, 06/01/2028 (Callable 05/01/2028)	11,900,000	11,857,168
Duke Energy Corp., 6.10%, 09/15/2053 (Callable 03/15/2053)	8,400,000	8,543,179
Duquesne Light Holdings, Inc., 2.53%, 10/01/2030 (Callable 07/01/2030)(a)	8,775,000	7,581,276
Enel Finance International NV
3.50%, 04/06/2028(a)	7,000,000	6,669,387
7.50%, 10/14/2032 (Callable 07/14/2032)(a)	20,000,000	22,277,841
6.00%, 10/07/2039(a)	4,286,000	4,290,951
4.75%, 05/25/2047(a)	54,084,000	46,100,326
Engie Energia Chile SA, 3.40%, 01/28/2030 (Callable 10/28/2029)(a)	3,000,000	2,646,898
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034)(a)	9,100,000	9,207,313
Exelon Corp.
7.60%, 04/01/2032	1,650,000	1,856,848
5.10%, 06/15/2045 (Callable 12/15/2044)	5,875,000	5,324,346
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,806,883
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026)(a)	10,300,000	9,902,245
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,688,126
3.40%, 03/01/2050 (Callable 09/01/2049)	11,325,000	7,690,085
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028)(a)	15,000,000	13,893,310
Fortis, Inc./Canada, 3.06%, 10/04/2026 (Callable 07/04/2026)	8,762,000	8,485,826
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (Callable 10/01/2053)(a)	11,000,000	10,821,241

The accompanying notes are an integral part of these financial statements.

118

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Infraestructura Energetica Nova SAPI de CV, 3.75%, 01/14/2028(a)	$5,000,000	$4,719,844
ITC Holdings Corp., 5.65%, 05/09/2034 (Callable 02/09/2034)(a)	14,000,000	14,100,155
KeySpan Corp., 8.00%, 11/15/2030	8,375,000	9,399,762
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030)(a)	10,600,000	8,891,135
National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,097,042
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053)(a)	8,005,000	7,764,947
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,120,793
3.60%, 05/01/2030 (Callable 02/01/2030)	20,800,000	19,399,421
3.95%, 03/30/2048 (Callable 09/30/2047)	11,775,000	8,987,603
Oglethorpe Power Corp., 6.20%, 12/01/2053 (Callable 06/01/2053)	5,000,000	5,157,211
Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033)	8,150,000	7,883,700
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	3,700,000	3,609,467
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,527,774
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033 (Callable 03/15/2033)	14,050,000	14,052,554
PPL Capital Funding, Inc., 5.25%, 09/01/2034 (Callable 06/01/2034)	6,400,000	6,303,362
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053)(a)	13,000,000	12,854,789
		392,793,244
TOTAL CORPORATE BONDS (Cost $16,357,136,771)		15,568,746,259
U.S. TREASURY SECURITIES - 24.6%
United States Treasury Note/Bond
4.38%, 08/15/2026	234,400,000	234,821,189
1.13%, 10/31/2026	336,625,000	318,202,672
4.63%, 11/15/2026	495,200,000	498,391,717
4.13%, 02/15/2027	30,850,000	30,763,234
4.63%, 06/15/2027	77,475,000	78,116,590

	Par	Value
3.13%, 08/31/2027	$872,375,000	$847,157,910
4.13%, 11/15/2027	150,000,000	149,320,312
3.88%, 11/30/2027	533,600,000	527,513,625
2.75%, 05/31/2029	315,250,000	294,709,492
3.88%, 12/31/2029	427,100,000	417,206,630
4.13%, 08/31/2030	122,700,000	120,797,192
4.00%, 01/31/2031	237,600,000	231,789,939
1.38%, 11/15/2031	331,650,000	270,994,326
1.88%, 02/15/2032	465,675,000	391,658,143
2.88%, 05/15/2032	172,375,000	154,807,564
4.38%, 05/15/2034	41,325,000	40,698,668
1.38%, 11/15/2040	99,550,000	61,689,891
2.25%, 05/15/2041	78,175,000	55,540,895
1.75%, 08/15/2041	306,775,000	198,888,463
2.38%, 02/15/2042	538,700,000	383,928,963
3.38%, 08/15/2042	716,075,000	591,740,886
3.88%, 02/15/2043	237,925,000	210,154,691
2.88%, 05/15/2043	683,225,000	518,076,707
3.88%, 05/15/2043	720,175,000	634,513,561
4.63%, 05/15/2044	82,725,000	80,282,027
4.13%, 08/15/2044	40,000,000	36,250,000
2.50%, 02/15/2045	691,875,000	480,609,889
2.88%, 05/15/2049	505,975,000	359,222,487
2.25%, 08/15/2049	96,125,000	59,612,520
1.38%, 08/15/2050	19,075,000	9,319,181
2.38%, 05/15/2051	428,700,000	270,047,510
2.88%, 05/15/2052	542,425,000	379,994,141
TOTAL U.S. TREASURY SECURITIES (Cost $9,687,453,493)		8,936,821,015
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	173,419	168,298
Pool A93505, 4.50%, 08/01/2040	601,853	584,074
Pool A96413, 4.00%, 01/01/2041	3,969,158	3,748,517
Pool C00689, 6.50%, 12/01/2028	2,739	2,800
Pool C00785, 6.50%, 06/01/2029	1,209	1,236
Pool C03490, 4.50%, 08/01/2040	794,195	770,736
Pool C09004, 3.50%, 07/01/2042	6,235,015	5,686,505
Pool C91466, 3.00%, 07/01/2032	3,019,770	2,867,744
Pool C91568, 3.00%, 10/01/2032	2,303,410	2,184,184
Pool C91581, 3.00%, 11/01/2032	3,594,355	3,400,810

The accompanying notes are an integral part of these financial statements.

119

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool C91594, 3.00%, 01/01/2033	$1,730,294	$1,636,151
Pool C91826, 3.00%, 05/01/2035	4,995,594	4,625,354
Pool C91852, 3.00%, 10/01/2035	4,251,385	3,921,651
Pool G04222, 5.50%, 04/01/2038	20,703	20,840
Pool G04834, 5.00%, 03/01/2036	1,486,877	1,477,022
Pool G06068, 4.00%, 10/01/2040	6,714,863	6,341,829
Pool G07304, 3.50%, 12/01/2042	5,991,945	5,464,593
Pool G07601, 3.00%, 07/01/2043	14,915,617	13,160,119
Pool G07801, 4.00%, 10/01/2044	5,392,363	5,035,672
Pool G07849, 3.50%, 05/01/2044	15,134,908	13,787,463
Pool G07995, 5.50%, 01/01/2039	5,301,109	5,343,052
Pool G08192, 5.50%, 04/01/2037	36,329	36,610
Pool G08269, 5.50%, 05/01/2038	33,552	33,739
Pool G08372, 4.50%, 11/01/2039	580,261	563,125
Pool G08500, 3.50%, 07/01/2042	9,234,407	8,422,037
Pool G08518, 3.00%, 02/01/2043	2,111,823	1,863,354
Pool G08528, 3.00%, 04/01/2043	4,485,277	3,957,526
Pool G08534, 3.00%, 06/01/2043	3,693,352	3,258,761
Pool G08540, 3.00%, 08/01/2043	8,553,651	7,547,123
Pool G08606, 4.00%, 09/01/2044	2,865,898	2,670,399
Pool G08628, 4.00%, 02/01/2045	3,339,191	3,106,640
Pool G08681, 3.50%, 12/01/2045	2,743,620	2,464,629
Pool G08682, 4.00%, 12/01/2045	2,000,828	1,859,810
Pool G08694, 4.00%, 02/01/2046	2,469,410	2,269,466
Pool G08707, 4.00%, 05/01/2046	211,085	196,211
Pool G16501, 3.00%, 04/01/2033	5,427,236	5,180,985
Pool G30615, 3.00%, 12/01/2032	3,691,544	3,488,730

	Par	Value
Pool G30974, 3.50%, 01/01/2034	$5,897,686	$5,690,829
Pool G60137, 3.50%, 02/01/2043	7,681,773	7,006,812
Pool G60393, 3.50%, 01/01/2046	15,431,479	13,914,015
Pool G60440, 3.50%, 03/01/2046	2,253,047	2,036,037
Pool G60722, 3.00%, 10/01/2046	25,069,437	21,759,153
Pool G60774, 3.00%, 10/01/2045	11,016,504	9,721,783
Pool G60785, 4.00%, 08/01/2046	3,822,691	3,561,939
Pool G60864, 3.00%, 02/01/2047	15,472,697	13,503,110
Pool G60988, 3.00%, 05/01/2047	28,181,499	24,460,068
Pool G60994, 3.50%, 01/01/2045	8,573,919	7,818,455
Pool G61195, 3.50%, 08/01/2044	10,464,267	9,540,087
Pool G61225, 4.50%, 12/01/2043	3,318,501	3,220,557
Pool G61297, 3.50%, 08/01/2047	7,447,050	6,715,132
Pool G61581, 4.00%, 08/01/2048	7,441,052	6,907,267
Pool G61849, 4.50%, 11/01/2046	22,731,178	22,060,380
Pool G67701, 3.00%, 10/01/2046	82,264,694	71,546,443
Pool G67702, 4.00%, 01/01/2047	14,690,066	13,713,250
Pool G67710, 3.50%, 03/01/2048	34,820,484	31,281,349
Pool G67712, 4.00%, 06/01/2048	24,022,712	22,492,795
Pool Q08998, 3.50%, 06/01/2042	1,711,043	1,560,534
Pool Q10378, 3.00%, 08/01/2042	5,880,024	5,188,352
Pool Q11218, 3.50%, 09/01/2042	3,756,392	3,425,927
Pool Q13205, 3.00%, 11/01/2042	20,042,108	17,684,557
Pool Q14875, 3.00%, 01/01/2043	11,097,877	9,792,255
Pool Q16455, 3.00%, 03/01/2043	7,099,324	6,264,104
Pool Q17640, 3.00%, 04/01/2043	5,106,528	4,505,714
Pool Q50031, 3.50%, 08/01/2047	20,140,322	18,093,971
Pool QB1368, 2.50%, 07/01/2050	25,639,200	21,265,314

The accompanying notes are an integral part of these financial statements.

120

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool QC5811, 2.00%, 08/01/2051	$13,368,221	$10,600,013
Pool RA4524, 1.50%, 02/01/2051	18,273,454	13,506,105
Pool RA4549, 2.50%, 02/01/2051	53,803,901	44,625,479
Pool RA5077, 2.50%, 05/01/2051	21,877,394	18,125,814
Pool RB0771, 2.50%, 02/01/2042	15,191,300	12,999,449
Pool RB0788, 2.50%, 03/01/2042	19,735,522	16,829,926
Pool RB5089, 1.50%, 12/01/2040	77,084,939	61,555,425
Pool RB5090, 2.00%, 12/01/2040	61,283,105	51,152,068
Pool RB5100, 2.00%, 02/01/2041	19,316,068	16,120,192
Pool RB5110, 1.50%, 05/01/2041	71,686,163	57,194,193
Pool RB5138, 2.00%, 12/01/2041	93,850,415	77,946,250
Pool SB0084, 3.00%, 02/01/2032	5,529,564	5,359,267
Pool SB0463, 2.50%, 01/01/2036	25,096,886	23,033,133
Pool SB8088, 1.50%, 02/01/2036	42,799,922	36,916,724
Pool SC0157, 2.50%, 07/01/2041	35,278,247	30,008,000
Pool SC0158, 2.50%, 04/01/2041	15,242,243	12,974,927
Pool SC0208, 2.00%, 11/01/2041	33,412,397	27,828,067
Pool SD0039, 4.00%, 02/01/2046	6,885,306	6,494,305
Pool SD0047, 3.50%, 07/01/2045	7,029,203	6,402,433
Pool SD0295, 3.00%, 02/01/2049	26,578,766	23,160,322
Pool SD2181, 5.50%, 01/01/2053	12,510,215	12,399,880
Pool SD2446, 5.50%, 03/01/2053	47,074,135	46,786,840
Pool SD2903, 2.00%, 03/01/2051	174,541,936	136,745,426
Pool SD3008, 4.50%, 05/01/2048	12,680,815	12,258,727
Pool SD4957, 2.00%, 03/01/2051	50,472,379	39,595,526
Pool SD5044, 6.00%, 03/01/2054	48,500,618	49,123,742
Pool SD7516, 4.00%, 05/01/2050	43,666,434	40,394,982

	Par	Value
Pool SD7534, 2.50%, 02/01/2051	$88,849,230	$73,802,116
Pool SD7541, 2.00%, 05/01/2051	64,497,393	51,042,708
Pool SD7548, 2.50%, 11/01/2051	88,053,163	72,876,865
Pool SD7553, 3.00%, 03/01/2052	74,201,231	63,848,983
Pool SD7555, 3.00%, 08/01/2052	23,681,045	20,394,849
Pool SE5001, 2.000%, 06/01/2052	64,450,571	51,528,288
Pool U69907, 3.50%, 03/01/2043	17,512,990	15,860,051
Pool V81992, 4.00%, 10/01/2045	4,697,238	4,337,148
Pool Z40130, 3.00%, 01/01/2046	38,409,372	33,479,238
Federal National Mortgage Association
Pool 251967, 6.50%, 09/01/2028	2,027	2,070
Pool 252255, 6.50%, 02/01/2029	4,362	4,454
Pool 257203, 5.00%, 05/01/2028	6,006	6,012
Pool 310209, 3.50%, 08/01/2043	52,388,293	47,388,427
Pool 310210, 4.00%, 05/01/2044	80,752,828	76,055,538
Pool 310213, 3.00%, 03/01/2047	61,856,223	52,748,190
Pool 357426, 5.00%, 09/01/2033	3,218,865	3,204,042
Pool 545407, 5.50%, 01/01/2032	2,353	2,392
Pool 725025, 4.50%, 10/01/2033	6,031,431	5,895,631
Pool 725424, 5.50%, 04/01/2034	216,247	218,104
Pool 725773, 5.50%, 09/01/2034	9,934	9,999
Pool 735228, 5.50%, 02/01/2035	8,663	8,741
Pool 735382, 5.00%, 04/01/2035	362,727	359,602
Pool 735676, 5.00%, 07/01/2035	1,099,413	1,090,056
Pool 745275, 5.00%, 02/01/2036	666,624	661,458
Pool 745355, 5.00%, 03/01/2036	309,903	308,518
Pool 745418, 5.50%, 04/01/2036	1,006,234	1,017,823
Pool 889579, 6.00%, 05/01/2038	1,751,400	1,815,917

The accompanying notes are an integral part of these financial statements.

121

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool 890355, 3.50%, 09/01/2041	$8,711,504	$7,945,340
Pool AB0110, 5.00%, 02/01/2035	5,049,598	5,006,866
Pool AB0125, 5.00%, 02/01/2035	3,452,393	3,436,014
Pool AB0731, 4.00%, 06/01/2039	3,134,722	2,976,447
Pool AB5188, 3.50%, 05/01/2042	5,769,589	5,255,054
Pool AB6492, 3.00%, 10/01/2042	20,842,833	18,366,099
Pool AB6496, 3.00%, 10/01/2042	8,178,648	7,206,787
Pool AB9374, 3.50%, 05/01/2043	7,253,600	6,595,002
Pool AB9673, 3.50%, 06/01/2043	3,929,999	3,594,080
Pool AC6794, 4.50%, 01/01/2040	2,495,128	2,418,230
Pool AD6438, 5.00%, 06/01/2040	3,551,808	3,538,115
Pool AD8522, 4.00%, 08/01/2040	270,004	254,670
Pool AE0217, 4.50%, 08/01/2040	1,243,687	1,205,374
Pool AE0218, 4.50%, 08/01/2040	3,418,945	3,313,619
Pool AE0828, 3.50%, 02/01/2041	623,252	568,506
Pool AE0949, 4.00%, 02/01/2041	106,434	100,388
Pool AE5463, 4.00%, 10/01/2040	467,281	440,740
Pool AH0621, 3.50%, 01/01/2041	611,271	557,172
Pool AH1107, 4.00%, 12/01/2040	1,582,012	1,492,093
Pool AH3394, 4.00%, 01/01/2041	1,093,935	1,031,792
Pool AH7007, 4.00%, 03/01/2041	2,097,946	1,978,707
Pool AI7784, 4.50%, 07/01/2041	1,569,571	1,521,184
Pool AJ1407, 4.00%, 09/01/2041	722,043	681,019
Pool AJ7680, 3.50%, 12/01/2041	809,958	738,011
Pool AJ7689, 4.00%, 12/01/2041	3,672,275	3,463,555
Pool AK2400, 4.00%, 02/01/2042	7,595,319	7,151,234
Pool AL5075, 4.50%, 01/01/2040	1,009,186	975,097

	Par	Value
Pool AL5097, 4.50%, 09/01/2043	$4,691,350	$4,523,649
Pool AL6441, 4.00%, 02/01/2045	7,919,739	7,370,574
Pool AL6715, 4.00%, 02/01/2045	965,672	898,616
Pool AL7521, 5.00%, 06/01/2039	4,604,905	4,565,971
Pool AL7822, 4.00%, 07/01/2043	9,598,204	9,029,026
Pool AL7941, 4.00%, 12/01/2045	7,989,293	7,535,358
Pool AL8385, 4.00%, 04/01/2046	15,009,459	14,003,249
Pool AL9267, 3.00%, 10/01/2046	11,438,153	9,916,651
Pool AL9555, 4.00%, 02/01/2045	2,113,327	1,993,286
Pool AL9764, 4.50%, 02/01/2046	8,962,585	8,686,383
Pool AO2970, 3.00%, 05/01/2042	1,036,504	913,461
Pool AO4137, 3.50%, 06/01/2042	1,940,149	1,767,152
Pool AO8044, 3.50%, 07/01/2042	41,777,343	38,051,776
Pool AP0489, 3.50%, 08/01/2042	3,403,271	3,099,748
Pool AR9197, 3.00%, 03/01/2043	2,267,448	1,998,064
Pool AS0303, 3.00%, 08/01/2043	2,832,700	2,496,314
Pool AS4257, 4.00%, 01/01/2045	3,656,388	3,400,182
Pool AS4582, 4.00%, 03/01/2045	3,178,613	2,957,791
Pool AS6312, 4.00%, 12/01/2045	13,115,541	12,174,722
Pool AS9392, 3.50%, 04/01/2047	20,050,940	17,988,987
Pool AT0682, 3.00%, 04/01/2043	830,898	732,184
Pool AT2720, 3.00%, 05/01/2043	3,140,940	2,767,618
Pool AT2725, 3.00%, 05/01/2043	8,395,069	7,398,016
Pool AT5900, 3.00%, 06/01/2043	9,173,593	8,084,121
Pool AU1629, 3.00%, 07/01/2043	7,452,579	6,567,260
Pool AW8165, 4.00%, 01/01/2042	7,305,207	6,890,027
Pool AX5316, 4.50%, 01/01/2042	3,469,373	3,362,433
Pool AZ9565, 3.50%, 12/01/2045	3,832,171	3,438,200

The accompanying notes are an integral part of these financial statements.

122

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool BF0212, 4.50%, 02/01/2041	$16,936,052	$16,439,195
Pool BF0231, 3.00%, 04/01/2042	20,922,045	18,598,700
Pool BF0246, 4.50%, 06/01/2051	42,051,117	40,286,104
Pool BF0534, 3.00%, 09/01/2050	7,484,176	6,502,351
Pool BM1047, 4.00%, 02/01/2045	3,751,517	3,530,598
Pool BM1155, 4.00%, 03/01/2047	10,158,032	9,459,564
Pool BM1428, 3.50%, 09/01/2043	11,450,613	10,408,654
Pool BM1753, 4.00%, 05/01/2037	15,554,608	14,942,388
Pool BM2005, 4.00%, 12/01/2047	15,502,047	14,370,796
Pool BM3108, 4.50%, 08/01/2046	7,992,915	7,677,262
Pool BM3926, 3.50%, 08/01/2037	8,983,263	8,463,095
Pool BM3972, 2.50%, 04/01/2038	19,027,779	17,128,082
Pool BM5136, 4.00%, 06/01/2046	36,505,824	34,146,445
Pool BM5387, 4.00%, 08/01/2034	37,744,261	36,712,443
Pool BM5538, 5.00%, 11/01/2048	9,971,735	9,820,425
Pool BM5803, 4.50%, 04/01/2039	5,470,435	5,352,744
Pool BM5919, 3.50%, 08/01/2043	3,476,001	3,148,796
Pool BM7089, 3.00%, 02/01/2052	77,747,144	66,105,072
Pool BP6586, 2.00%, 08/01/2035	16,795,186	14,937,854
Pool BT6857, 2.00%, 08/01/2051	9,669,511	7,667,708
Pool CA5146, 3.00%, 02/01/2050	54,877,404	47,448,448
Pool CA8230, 2.50%, 12/01/2050	58,929,412	48,784,126
Pool CA8761, 2.50%, 01/01/2036	42,135,191	38,564,662
Pool CA8868, 3.00%, 02/01/2051	38,549,109	33,447,925
Pool CB4140, 5.00%, 07/01/2052	81,284,193	78,720,741
Pool CB6541, 6.00%, 06/01/2053	70,431,150	71,219,729
Pool FM1255, 3.00%, 01/01/2048	11,888,841	10,305,218

	Par	Value
Pool FM1402, 3.50%, 05/01/2048	$29,104,360	$26,111,204
Pool FM1540, 4.00%, 09/01/2049	1,973,756	1,824,812
Pool FM3003, 4.00%, 05/01/2049	10,896,444	10,234,505
Pool FM3031, 4.00%, 10/01/2036	3,416,286	3,322,837
Pool FM3117, 3.00%, 05/01/2050	77,454,526	67,050,022
Pool FM3612, 2.50%, 06/01/2050	11,357,715	9,402,511
Pool FM5017, 2.50%, 12/01/2050	18,353,658	15,050,089
Pool FM5397, 3.00%, 12/01/2050	36,178,568	31,187,737
Pool FM7064, 2.50%, 01/01/2051	36,847,980	30,533,375
Pool FM7615, 2.00%, 06/01/2036	31,761,292	28,362,910
Pool FM7731, 2.50%, 09/01/2050	50,411,241	41,811,571
Pool FM8215, 2.50%, 03/01/2051	41,607,912	34,477,627
Pool FM8348, 2.50%, 08/01/2051	31,390,399	25,987,301
Pool FM8804, 2.50%, 09/01/2051	80,937,088	66,613,513
Pool FM8869, 2.00%, 09/01/2036	15,586,264	13,852,607
Pool FM9283, 2.50%, 11/01/2051	30,089,233	24,757,353
Pool FM9284, 2.50%, 11/01/2051	42,263,181	34,882,791
Pool FM9294, 3.00%, 10/01/2051	30,201,829	26,033,242
Pool FM9630, 3.00%, 11/01/2051	57,835,523	49,882,178
Pool FM9732, 2.50%, 12/01/2051	73,116,641	60,157,849
Pool FM9770, 2.00%, 12/01/2051	16,808,974	13,458,350
Pool FM9771, 2.00%, 11/01/2051	19,975,562	15,838,944
Pool FM9781, 2.50%, 12/01/2051	57,017,944	47,056,717
Pool FM9873, 2.50%, 12/01/2051	109,285,870	90,395,487
Pool FM9876, 2.50%, 12/01/2051	71,871,400	59,405,124
Pool FS0176, 2.50%, 01/01/2052	100,888,130	82,855,476
Pool FS0316, 1.50%, 11/01/2041	23,078,672	18,585,954
Pool FS2018, 4.50%, 03/01/2050	32,128,782	30,643,622

The accompanying notes are an integral part of these financial statements.

123

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool FS2128, 3.50%, 11/01/2049	$41,692,258	$37,544,059
Pool FS3136, 3.50%, 08/01/2048	27,477,599	25,028,382
Pool FS3220, 5.50%, 11/01/2052	15,868,360	15,712,008
Pool FS4207, 3.00%, 11/01/2048	17,511,025	15,388,831
Pool FS4654, 2.00%, 07/01/2051	104,664,265	82,158,179
Pool FS5120, 6.00%, 07/01/2053	41,141,188	42,079,536
Pool FS5208, 3.50%, 06/01/2041	63,918,690	58,304,094
Pool FS5788, 6.50%, 09/01/2053	40,674,584	42,014,981
Pool FS5832, 6.00%, 10/01/2053	31,230,729	31,642,582
Pool FS7499, 2.00%, 07/01/2051	74,522,554	58,450,630
Pool FS7887, 4.00%, 07/01/2052	35,540,013	32,562,914
Pool FS7969, 1.50%, 10/01/2036	37,815,230	32,662,224
Pool FS8397, 1.50%, 08/01/2037	81,261,886	70,186,176
Pool FS8579, 2.00%, 08/01/2042	100,340,261	83,623,565
Pool FS8752, 6.00%, 08/01/2054	46,767,255	47,539,026
Pool FS8771, 6.00%, 07/01/2054	35,601,995	35,879,632
Pool FS9401, 6.00%, 10/01/2054	85,718,981	86,635,512
Pool FS9404, 6.00%, 10/01/2054	103,518,252	105,066,946
Pool MA0461, 4.50%, 07/01/2030	850,590	843,538
Pool MA0561, 4.00%, 11/01/2040	5,283,351	4,983,151
Pool MA0949, 3.50%, 01/01/2032	10,653,069	10,270,644
Pool MA1164, 3.50%, 09/01/2042	5,546,661	5,051,915
Pool MA1237, 3.00%, 11/01/2032	2,283,861	2,149,199
Pool MA1401, 3.00%, 04/01/2033	4,020,732	3,791,137
Pool MA1432, 3.00%, 05/01/2033	4,038,390	3,800,892
Pool MA1764, 4.00%, 01/01/2034	3,669,363	3,562,876
Pool MA2019, 4.00%, 09/01/2034	5,066,544	4,920,159

	Par	Value
Pool MA2588, 4.00%, 04/01/2036	$2,218,863	$2,143,732
Pool MA3183, 4.00%, 11/01/2047	3,055,044	2,832,066
Pool MA3547, 3.00%, 12/01/2033	6,823,940	6,466,380
Pool MA4047, 2.00%, 06/01/2050	71,927,421	56,505,690
Pool MA4093, 2.00%, 08/01/2040	23,768,791	19,876,321
Pool MA4154, 1.50%, 10/01/2035	31,463,878	27,160,254
Pool MA4155, 2.00%, 10/01/2035	13,279,478	11,787,200
Pool MA4182, 2.00%, 11/01/2050	113,680,508	89,236,204
Pool MA4202, 1.50%, 12/01/2040	88,067,968	70,325,861
Pool MA4208, 2.00%, 12/01/2050	38,521,769	30,198,174
Pool MA4282, 2.50%, 03/01/2051	14,971,794	12,260,727
Pool MA4424, 1.50%, 09/01/2031	19,292,159	17,756,712
Pool MA4501, 2.00%, 12/01/2041	63,690,024	52,898,005
Pool MA4520, 2.00%, 01/01/2042	101,918,462	84,653,023
Pool MA4569, 1.50%, 03/01/2042	8,167,912	6,445,034
Pool MA4570, 2.00%, 03/01/2042	50,088,735	41,479,134
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 04/25/2045)	26,401,741	24,154,156
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 12/25/2043)	24,394,978	19,123,240
Ginnie Mae I Pool
Pool 779395, 3.50%, 06/15/2042	16,975,812	15,583,328
Pool 783629, 3.00%, 08/15/2042	87,259,296	77,634,111
Ginnie Mae II Pool
Pool 4922, 4.00%, 01/20/2041	2,827,494	2,678,604
Pool 734341, 4.50%, 04/20/2041	5,436,945	5,212,096
Pool 784106, 3.50%, 01/20/2046	12,420,832	11,248,237
Pool 784717, 3.50%, 02/20/2048	19,042,788	16,857,023
Pool 785558, 2.50%, 07/20/2051	40,249,965	33,311,103

The accompanying notes are an integral part of these financial statements.

124

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Pool 785563, 2.50%, 07/20/2051	$36,639,207	$30,202,496
Pool 785575, 2.50%, 08/20/2051	77,819,451	63,675,980
Pool 786472, 4.50%, 11/20/2048	8,637,710	8,299,953
Pool 786812, 5.50%, 07/20/2053	11,253,244	11,344,013
Pool 786910, 5.50%, 07/20/2053	21,990,523	22,027,411
Pool 787304, 6.00%, 03/20/2054	52,073,313	53,409,593
Pool 787313, 2.50%, 09/20/2051	51,436,373	42,294,092
Pool 787486, 5.50%, 05/20/2054	24,191,206	24,282,319
Pool MA0154, 3.50%, 06/20/2042	59,888,042	54,797,085
Pool MA0318, 3.50%, 08/20/2042	36,989,604	33,810,877
Pool MA0462, 3.50%, 10/20/2042	43,659,940	39,867,458
Pool MA1376, 4.00%, 10/20/2043	21,174,333	19,971,378
Pool MA3663, 3.50%, 05/20/2046	21,036,254	19,028,541
Pool MA3711, 3.00%, 06/20/2031	6,745,807	6,478,408
Pool MA4721, 4.50%, 09/20/2047	18,666,206	17,975,503
Pool MA5765, 5.00%, 02/20/2049	59,319,806	58,266,956
Pool MA8571, 6.00%, 01/20/2053	15,818,791	16,039,731
Government National Mortgage Association (GNMA)
Pool 2687, 6.00%, 12/20/2028	3,555	3,590
Pool 2701, 6.50%, 01/20/2029	1,867	1,900
Pool 3474, 6.00%, 11/20/2033	3,980	4,067
Pool 4747, 5.00%, 07/20/2040	182,508	181,973
Pool 5139, 4.00%, 08/20/2041	1,667,219	1,579,405
Pool 5202, 3.50%, 10/20/2041	3,290,056	3,021,123
Pool 5259, 4.00%, 12/20/2041	2,303,328	2,182,005
Pool 5305, 4.00%, 02/20/2042	4,288,682	4,062,876
Pool MA0155, 4.00%, 06/20/2042	3,781,314	3,582,196

	Par	Value
Pool MA0392, 3.50%, 09/20/2042	$2,484,217	$2,269,581
Pool MA2753, 3.00%, 04/20/2045	3,524,904	3,118,573
Pool MA2754, 3.50%, 04/20/2045	4,893,422	4,442,323
Pool MA2827, 4.00%, 05/20/2045	4,761,986	4,478,775
Pool MA2892, 3.50%, 06/20/2045	4,896,599	4,443,683
Pool MA3173, 3.50%, 10/20/2045	16,175,908	14,662,966
Pool MA3378, 4.50%, 01/20/2046	4,512,957	4,350,159
Pool MA3598, 4.00%, 04/20/2046	5,696,292	5,348,657
Pool MA3664, 4.00%, 05/20/2046	2,115,973	1,986,446
Pool MA3873, 3.00%, 08/20/2046	10,159,347	8,937,313
Pool MA4512, 4.50%, 06/20/2047	5,561,120	5,343,344
Pool MA4588, 4.50%, 07/20/2047	3,614,688	3,473,127
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,651,508,578)		$6,177,294,345
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 5.6%
A&D Mortgage LLC, Series 2023-NQM3, Class A1, 6.73%, 07/25/2068 (Callable 07/25/2026)(a)(e)	77,258,659	77,858,951
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027)(a)(e)	47,479,177	46,335,574
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 01/25/2025)(a)(f)	7,504,454	7,058,777
Series 2022-1, Class A1B, 3.27%, 12/25/2056 (Callable 01/25/2025)(a)(e)	11,500,000	10,310,463
Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.00%, 05/25/2048	216,010	179,134
Banc of America Funding Corp., Series 2007-C, Class 1A3, 4.90%, 05/20/2036 (Callable 01/20/2025)(f)	746,586	651,982
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 01/28/2025)(e)	47,977	41,314

The accompanying notes are an integral part of these financial statements.

125

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 7.08% (1 yr. CMT Rate + 2.30%), 10/25/2035 (Callable 01/25/2025)	$176,002	$165,106
BRAVO Residential Funding Trust
Series 2020-RPL2, Class A1, 2.00%, 05/25/2059 (Callable 04/25/2040)(a)(f)	35,775,838	33,075,678
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 09/25/2052)(a)(f)	125,102,213	113,320,161
Chase Mortgage Finance Corp.
Series 2005-A2, Class 1A5, 4.84%, 01/25/2036 (Callable 01/25/2025)(f)	285,504	261,057
Series 2007-A1, Class 2A3, 6.59%, 02/25/2037 (Callable 10/25/2027)(f)	281,962	261,148
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 08/25/2049)(a)(f)	48,687,650	44,472,804
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 06/25/2047)(a)(f)	79,549,924	70,544,770
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064 (Callable 08/25/2048)(a)(f)	101,840,618	90,667,704
CIM Trust, Series 2022-R1, Class A1, 3.00%, 01/25/2061 (Callable 02/25/2027)(a)(f)	17,150,552	15,692,618
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A4, 6.00%, 06/25/2036 (Callable 01/25/2025)	2,047,239	1,817,434
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A6, 4.72%, 03/25/2037 (Callable 01/25/2025)(e)	4	4
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 01/25/2025)	19,262	15,207
Series 2006-AR1, Class 1A1, 7.20% (1 yr. CMT Rate + 2.40%), 10/25/2035 (Callable 01/25/2025)	2,365,406	2,321,509
Series 2018-RP2, Class A1, 3.29%, 02/25/2058 (Callable 10/25/2043)(a)(f)	7,076,749	6,934,486
COLT 2023-2 Mortgage Loan Trust, Series 2024-1, Class A1, 5.84%, 02/25/2069 (Callable 01/25/2027)(a)(e)	32,253,571	32,337,260

	Par	Value
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 1A1, 6.00%, 09/25/2034 (Callable 01/25/2025)	$607,909	$607,557
Series 2005-11CB, Class 2A6, 5.50%, 06/25/2025 (Callable 01/25/2025)	2,667,696	2,118,143
Series 2005-29CB, Class A1, 5.50%, 07/25/2035 (Callable 01/25/2025)	1,025,359	601,370
Series 2005-3CB, Class 2A1, 5.00%, 01/25/2025 (Callable 01/25/2025)	60,890	54,593
Series 2005-49CB, Class A5, 5.50%, 11/25/2035 (Callable 01/25/2025)	1,131,073	717,333
Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035 (Callable 01/25/2025)	6,097,120	5,149,376
Series 2005-85CB, Class 2A2, 5.50%, 02/25/2036 (Callable 01/25/2025)	1,475,197	1,159,624
Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 01/25/2025)	334,356	155,902
Series 2006-43CB, Class 2A1, 6.00%, 10/25/2034	5,887	5,858
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 01/25/2025)(f)	2,404	2,378
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-6, Class 2A1, 5.50%, 04/25/2035 (Callable 01/25/2025)	147,448	122,577
Credit Suisse Management LLC, Series 2005-7, Class 3A1, 5.00%, 10/25/2030	11,507	10,415
Deutsche ALT-A Securities, Inc., Series 2005-2, Class 1A7, 5.05%, 04/25/2035 (Callable 01/25/2025)(f)	3,643,096	3,393,787
First Horizon Alternative Mortgage Securities
Series 2004-AA1, Class A1, 6.29%, 06/25/2034 (Callable 01/25/2025)(f)	1,362,145	1,337,132
Series 2005-AA2, Class 2A1, 5.78%, 04/25/2035 (Callable 01/25/2025)(f)	643,966	627,348
Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	1,255	477
FirstKeyHomes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(a)	86,786,206	82,606,869
Series 2021-SFR2, Class A, 1.38%, 09/17/2038(a)	36,675,150	34,671,113

The accompanying notes are an integral part of these financial statements.

126

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Series 2022-SFR1, Class A, 4.15%, 05/19/2039(a)	$57,531,565	$56,369,111
Series 2022-SFR2, Class A, 4.25%, 07/17/2039(a)	39,526,697	38,724,862
Series 2022-SFR3, Class A, 4.25%, 07/17/2038(a)	70,361,721	69,540,431
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/2057 (Callable 06/25/2040)(a)	17,269,729	16,781,938
GSR Mortgage Loan Trust
Series 2004-15F, Class 5A1, 5.50%, 11/25/2034	18,689	16,367
Series 2005-3F, Class 2A4, 6.00%, 03/25/2035 (Callable 05/25/2033)	1,078,714	867,590
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026(a)	79,224,220	75,154,821
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 5.77%, 11/25/2035 (Callable 01/25/2025)(f)	1,988,023	1,614,231
Series 2006-A2, Class 2A1, 5.19%, 04/25/2036 (Callable 01/25/2025)(f)	464,519	400,840
Series 2006-A2, Class 3A3, 5.73%, 04/25/2036 (Callable 01/25/2025)(f)	502,628	430,543
Series 2006-A7, Class 2A4R, 4.56%, 01/25/2037 (Callable 01/25/2025)(f)	713,842	552,180
Series 2007-A2, Class 2A3, 5.67%, 04/25/2037 (Callable 01/25/2025)(f)	1,611,660	1,198,394
Series 2007-A4, Class 2A3, 5.07%, 06/25/2037 (Callable 01/25/2025)(f)	1,652,457	1,276,548
MASTR Alternative Loans Trust
Series 2004-2, Class 2A1, 6.00%, 02/25/2034 (Callable 01/25/2025)	878,204	860,565
Series 2004-8, Class 2A1, 6.00%, 09/25/2034 (Callable 01/25/2025)	528,592	516,670
Series 2005-6, Class 1A5, 5.50%, 12/25/2035 (Callable 01/25/2025)	1,113,544	722,370
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 5.18%, 06/25/2035 (Callable 01/25/2025)(f)	607,825	579,249

	Par	Value
Mill City Mortgage Trust
Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 10/25/2032)(a)(f)	$1,201,208	$1,194,286
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 06/25/2037)(a)(f)	3,862,317	3,785,751
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2039)(a)(f)	10,805,350	10,478,755
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (Callable 08/25/2029)(a)(f)	4,084,966	3,857,975
Series 2017-1A, Class A1, 4.00%, 02/25/2057 (Callable 07/25/2032)(a)(f)	8,227,218	7,853,233
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 05/25/2031)(a)(f)	6,913,813	6,605,330
Series 2017-6A, Class A1, 4.00%, 08/27/2057 (Callable 11/25/2034)(a)(f)	8,635,399	8,199,395
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 10/25/2033)(a)(f)	4,640,111	4,433,964
Series 2019-RPL2, Class A1, 3.25%, 02/25/2059 (Callable 01/25/2047)(a)(f)	9,986,269	9,603,781
Onslow Bay Mortgage Loan Trust
Series 2022-NQM3, Class A1, 3.40%, 01/25/2062 (Callable 03/25/2025)(a)(f)	32,328,662	30,493,263
Series 2022-NQM5, Class A1, 4.31%, 05/25/2062 (Callable 05/25/2025)(a)(e)	56,717,145	55,181,465
Series 2023-NQM9, Class A1, 7.16%, 10/25/2063 (Callable 10/25/2026)(a)(e)	18,294,626	18,639,644
Series 2024-HYB1, Class A1, 3.63%, 03/25/2053 (Callable 01/25/2038)(a)(f)	22,954,060	22,574,841
Progress Residential Trust
Series 2024-SFR1, Class A, 3.35%, 02/17/2041(a)	73,212,840	68,157,362
Series 2024-SFR2, Class A, 3.30%, 04/17/2041(a)	20,605,173	19,123,861
RALI Trust
Series 2004-QS13, Class CB, 5.00%, 01/25/2032	3,298	3,066
Series 2005-QA7, Class A22, 5.72%, 07/25/2035 (Callable 01/25/2025)(f)	665,520	611,100
Series 2005-QS11, Class A2, 4.95% (1 mo. Term SOFR + 0.61%), 07/25/2035 (Callable 01/25/2025)	1,805,427	1,306,015

The accompanying notes are an integral part of these financial statements.

127

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - Continued
Renaissance NIM Trust
Series 2006-2, Class AF3, 5.80%, 08/25/2036 (Callable 12/25/2028)(e)	$14,782,419	$5,364,445
Series 2006-3, Class AF2, 5.58%, 11/25/2036 (Callable 02/25/2030)(e)	9,847,275	3,233,161
Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 07/25/2031)(e)	278,136	68,591
Series 2007-2, Class AF2, Pool 2007-2, 5.68%, 06/25/2037 (Callable 11/25/2033)(e)	1,435,659	340,611
Rithm Capital Corp.
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 01/25/2025)(a)(f)	26,609,482	24,669,611
Series 2023-1, Class A, 3.50%, 01/25/2063 (Callable 10/25/2036)(a)(f)	53,803,915	50,081,115
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 02/25/2030)(a)(f)	91,382,126	90,304,182
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 01/25/2025)(a)(f)	2,233,389	2,160,545
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2032)(a)(f)	5,534,145	5,403,787
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 10/25/2033)(a)(f)	18,010,795	16,744,157
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 07/25/2032)(a)(f)	2,950,173	2,917,915
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 10/25/2031)(a)(f)	4,555,424	4,363,794
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 07/25/2031)(a)(f)	31,162,353	29,643,889
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 01/25/2032)(a)(f)	21,238,787	19,104,780
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031)(a)	54,091,485	48,447,623
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 05/25/2031)(a)(f)	91,994,671	85,458,238
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 08/25/2031)(a)(f)	88,661,356	82,792,143

	Par	Value
Series 2024-1, Class A1, 4.71%, 03/25/2064 (Callable 11/25/2031)(a)(f)	$86,587,962	$86,440,347
Series 2024-2, Class A1A, 4.71%, 12/25/2064 (Callable 03/25/2031)(a)(f)	121,854,000	120,672,625
Series 2024-5, Class A1A, 4.48%, 10/25/2064 (Callable 12/25/2035)(a)(f)	118,432,483	115,412,858
WaMu Mortgage Pass Through Certificates
Series 2004-CB3, Class 1A, 6.00%, 10/25/2034 (Callable 01/25/2025)	396,015	392,401
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 01/25/2025)	976,739	985,199
Series 2006-AR10, Class 1A1, 4.86%, 09/25/2036 (Callable 01/25/2025)(f)	407,431	339,772
Series 2007-HY3, Class 4A1, 5.17%, 03/25/2037 (Callable 01/25/2025)(f)	4,632,919	4,209,573
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/2035 (Callable 01/25/2025)	2,275,153	1,939,331
Wells Fargo Mortgage BackedSecurities Trust
Series 2006-AR14, Class 2A3, 7.39%, 10/25/2036 (Callable 01/25/2025)(f)	584,956	521,698
Series 2007-7, Class A49, 6.00%, 06/25/2037 (Callable 01/25/2025)	856,299	735,556
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,084,766,883)		$2,028,122,737
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	30,037,000	29,068,520
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	2,070,000	1,991,424
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	70,921,751	66,612,127
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	32,737,000	31,436,205

The accompanying notes are an integral part of these financial statements.

128

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - Continued
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	$6,400,000	$6,156,481
BANK-2021, Series 2021-BN33, Class A5, 2.56%, 05/15/2064 (Callable 05/15/2031)	7,919,000	6,785,530
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032)(f)	32,650,000	33,734,127
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	44,160,123	45,651,534
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056 (Callable 12/15/2028)	36,723,657	38,350,856
Series 2024-5YR10, Class A2, 4.83%, 10/15/2057 (Callable 10/15/2029)	69,800,000	68,926,795
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	73,525,000	75,210,553
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	7,837,000	7,603,047
Series 2024-5C29, Class A2, 4.74%, 09/15/2057 (Callable 09/15/2029)	50,000,000	49,342,015
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 01/15/2051 (Callable 01/15/2028)(f)	18,620,000	17,853,256
Series 2018-B3, Class A5, 4.03%, 04/10/2051 (Callable 04/10/2028)	21,150,000	20,324,473
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	46,400,000	38,644,161
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	19,075,000	16,116,658
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	22,950,000	23,481,003
Series 2023-V3, Class A3, 6.36%, 07/15/2056 (Callable 07/15/2028)(f)	10,025,000	10,400,071
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	48,225,000	47,549,074
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	49,500,000	49,955,702

	Par	Value
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055(f)	$31,900,000	$28,152,889
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	8,500,000	8,346,072
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	22,034,991	21,931,854
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	33,387,000	32,268,081
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	35,645,000	34,128,779
Series 2019-GC43, Class A4, 3.04%, 11/10/2052 (Callable 11/10/2029)	7,350,000	6,554,327
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027)(f)	14,359,780	13,625,942
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	16,807,000	16,140,377
Series 2017-C40, Class A4, 3.58%, 10/15/2050 (Callable 10/15/2027)	48,894,000	47,008,951
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	53,620,521	50,587,626
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	11,875,000	11,564,592
Series 2018-C46, Class A4, 4.15%, 08/15/2051 (Callable 08/15/2028)	23,500,000	22,600,298
Series 2018-C47, Class A4, 4.44%, 09/15/2061 (Callable 10/15/2028)	10,850,000	10,620,387
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	2,500,000	2,375,996
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (Callable 11/15/2028)(f)	39,100,000	37,769,963
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	29,429,000	26,931,084

The accompanying notes are an integral part of these financial statements.

129

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - Continued
GS Mortgage Securities Corp. II
Series 2017-GS5, Class A4, 3.67%, 03/10/2050 (Callable 03/10/2027)	$14,402,969	$13,851,455
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	25,225,000	24,111,117
Series 2019-GC42, Class A4, 3.00%, 09/10/2052 (Callable 09/10/2029)	21,285,000	19,152,758
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	15,150,000	14,665,226
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	20,950,000	20,317,943
Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 08/15/2027)	42,766,184	40,874,366
JPMBB Commercial Mortgage Securities Trust
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 01/15/2025)	9,344,023	9,203,770
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	42,110,000	41,459,464
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	20,730,000	20,382,918
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	44,268,000	42,262,252
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	22,721,000	21,858,304
Series 2018-C8, Class A4, 4.21%, 06/15/2051 (Callable 06/15/2028)	4,070,000	3,924,048
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	9,062,000	8,730,015
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	14,175,000	13,783,312
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	30,055,000	28,769,244

	Par	Value
Morgan Stanley Capital I, Inc., Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	$17,228,100	$16,607,608
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	9,240,000	8,821,473
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028)(f)	14,950,000	14,425,381
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,472,072,613)		1,419,001,484
ASSET-BACKED SECURITIES - 2.8%
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	25,000,000	25,240,765
First National Master Note Trust, Series 2023-2, Class A, 5.77%, 09/15/2029	70,000,000	71,016,379
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28%, 02/15/2036 (Callable 08/15/2028)(a)	89,010,000	90,613,987
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028(a)	72,425,000	72,769,982
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029(a)	1,050,000	1,060,382
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12%, 04/11/2035 (Callable 05/11/2028)(a)	85,750,000	86,739,375
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 12/20/2027)(a)	25,291,415	25,571,090
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028(a)	19,750,000	20,029,496
Series 2023-C, Class A, 5.52%, 10/15/2028(a)	23,091,000	23,419,774
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	35,035,000	35,218,583
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	26,000,000	26,341,523
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 07/14/2031 (Callable 11/13/2030)(a)	21,775,000	21,859,433
Navient Student Loan Trust
Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 03/15/2030)(a)	8,144,248	7,171,158

The accompanying notes are an integral part of these financial statements.

130

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
ASSET-BACKED SECURITIES - Continued
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 02/15/2030)(a)	$7,774,239	$6,862,111
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 04/15/2030)(a)	62,691,826	56,215,271
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(a)	42,479,107	42,548,968
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029)(a)	17,796,229	16,463,156
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026)(a)	45,100,000	41,718,898
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(a)	72,294,167	72,306,269
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	32,925,000	33,380,218
Series 2024-A1, Class A, 5.04%, 03/15/2030	26,030,000	26,232,477
Texas Electric Market Stabilization Funding N LLC, 4.97%, 02/01/2042(a)	24,000,000	23,133,328
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 01/25/2025)(a)(f)	9,625,501	9,334,792
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 01/25/2025)(a)(f)	13,253,177	12,845,679
Verizon Master Trust
Series 2024-2, Class A, 4.83%, 12/22/2031 (Callable 12/20/2028)(a)	35,887,000	35,992,314
Series 2024-6, Class A1A, 4.17%, 08/20/2030 (Callable 08/20/2027)	130,175,000	128,909,230
TOTAL ASSET-BACKED SECURITIES (Cost $1,014,239,560)		1,012,994,638
MUNICIPAL BONDS - 0.9%
Arizona Industrial Development Authority
4.95%, 04/01/2026 (Callable 01/23/2025)(a)(g)	41,325,000	41,096,105
4.95%, 04/01/2026 (Callable 01/23/2025)(g)	15,830,000	15,739,609
Black Belt Energy Gas District, 6.00%, 02/01/2029 (Callable 11/01/2028)	9,120,000	9,215,968

	Par	Value
Brazos Higher Education Authority, Inc.
2.08%, 04/01/2026	$1,000,000	$966,914
2.18%, 04/01/2027	1,300,000	1,222,804
2.31%, 04/01/2028	1,000,000	917,130
2.41%, 04/01/2029	2,360,000	2,112,493
2.51%, 04/01/2030	1,175,000	1,027,121
2.76%, 04/01/2040 (Callable 04/01/2030)	125,000	124,116
California Community Choice Financing Authority, 6.13%, 04/01/2030	4,000,000	4,066,534
Colton Joint Unified School District, 6.01%, 08/01/2026	1,250,000	1,280,189
County of Hamilton OH, 3.76%, 06/01/2042	25,725,000	20,690,278
Illinois Housing Development Authority, 5.75%, 10/01/2053 (Callable 10/01/2032)	5,335,000	5,378,850
Illinois International Port District, 5.00%, 01/01/2035 (Callable 01/01/2026)(a)	3,080,000	2,776,757
Iowa Finance Authority
7.00%, 11/01/2027(a)	4,550,000	4,552,676
6.25%, 07/01/2054 (Callable 07/01/2033)	10,610,000	10,921,362
Iowa Student Loan Liquidity Corp., 2.99%, 12/01/2039 (Callable 12/01/2029)	400,000	382,304
Maricopa County Industrial Development Authority, 7.38%, 10/01/2029 (Callable 09/01/2029)(a)	19,400,000	19,774,738
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	39,650,000	30,590,986
Massachusetts Educational Financing Authority
2.46%, 07/01/2030	8,375,000	7,324,195
2.56%, 07/01/2031	5,000,000	4,275,944
3.78%, 07/01/2035 (Callable 07/01/2029)	4,010,000	3,871,351
Massachusetts Housing Finance Agency, 6.00%, 12/01/2054 (Callable 06/01/2033)	20,790,000	21,210,763
Minnesota Housing Finance Agency
2.68%, 10/01/2046 (Callable 01/01/2026)	8,972,234	7,373,350
2.65%, 11/01/2046 (Callable 01/01/2026)	9,621,714	7,890,513
6.25%, 07/01/2053 (Callable 01/01/2033)	2,395,000	2,458,164
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	33,000,000	23,526,974

The accompanying notes are an integral part of these financial statements.

131

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - Continued
3.30%, 04/01/2032 (Callable 01/01/2032)	$20,000,000	$16,136,122
2.87%, 07/01/2035 (Callable 01/01/2035)	17,235,000	12,640,956
North Carolina Housing Finance Agency
2.87%, 07/01/2032 (Callable 02/03/2025)	430,000	425,832
2.81%, 07/01/2035	175,000	175,000
North Dakota Housing Finance Agency, 6.25%, 01/01/2054 (Callable 07/01/2032)	7,415,000	7,609,561
Ohio Housing Finance Agency, 6.50%, 03/01/2054 (Callable 09/01/2033)	8,265,000	8,587,382
Rhode Island Student Loan Authority
2.53%, 12/01/2025	2,310,000	2,265,405
2.73%, 12/01/2026	1,490,000	1,431,213
2.88%, 12/01/2027	1,800,000	1,693,929
5.00%, 12/01/2028(h)	1,265,000	1,313,263
5.00%, 12/01/2029(h)	1,295,000	1,361,428
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,630,000	11,574,808
TOTAL MUNICIPAL BONDS (Cost $355,816,648)		315,983,087
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp.
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	12,000,000	11,607,947
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	26,320,000	25,548,724
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028)(f)	27,749,000	27,048,141
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028)(f)	9,720,000	9,486,103
Series K122, Class A2, 1.52%, 11/25/2030 (Callable 11/25/2030)	23,000,000	19,163,499
Series K153, Class A3, 3.12%, 10/25/2031 (Callable 10/25/2031)(f)	17,905,000	16,065,429
Series K-154, Class A2, 4.35%, 01/25/2033 (Callable 01/25/2033)(f)	25,000,000	24,084,130
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	31,575,000	30,771,265

	Par	Value
Federal National Mortgage Association
Series 2017-M4, Class A2, 2.55%, 12/25/2026(f)	$19,824,613	$19,079,744
Series 2022-M10, Class A2, 1.94%, 01/25/2032(f)	97,375,000	80,392,488
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $275,878,466)		263,247,470
OTHER GOVERNMENT RELATED SECURITIES - 0.2%
Electricitede France SA
5.65%, 04/22/2029 (Callable 03/22/2029)(a)	24,450,000	24,975,743
6.25%, 05/23/2033 (Callable 02/23/2033)(a)	7,000,000	7,340,241
5.95%, 04/22/2034 (Callable 01/22/2034)(a)	10,900,000	11,117,399
4.75%, 10/13/2035 (Callable 04/13/2035)(a)	10,000,000	9,202,019
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031)(a)	5,000,000	4,321,823
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	1,005,000	848,708
6.70%, 02/16/2032 (Callable 11/16/2031)	31,343,000	27,266,977
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $87,419,601)		85,072,910
	Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Fidelity Government Portfolio - Class Institutional, 4.42%(i)	1	1
First American Government Obligations Fund - Class U, 4.43%(i)	757,137,031	757,137,031
TOTAL SHORT-TERM INVESTMENTS (Cost $757,137,032)		757,137,032
TOTAL INVESTMENTS - 100.7% (Cost $38,743,429,645)		$36,564,420,977
Liabilities in Excess of Other Assets - (0.7)%		(243,237,512)
TOTAL NET ASSETS - 100.0%		$36,321,183,465

The accompanying notes are an integral part of these financial statements.

132

Baird Core Plus Bond Fund
Schedule of Investments
December 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PCA - Pollution Control Authority
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $8,810,917,326 or 24.3% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(h)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $2,674,691 or 0.0% of net assets.
(i)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

133

Baird Core Plus Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ —	$15,568,746,259	$ —	$15,568,746,259
U.S. Treasury Securities	—	8,936,821,015	—	8,936,821,015
Agency Residential Mortgage-Backed Securities	—	6,177,294,345	—	6,177,294,345
Non-Agency Residential Mortgage-Backed Securities	—	2,028,122,737	—	2,028,122,737
Non-Agency Commercial Mortgage-Backed Securities	—	1,419,001,484	—	1,419,001,484
Asset-Backed Securities	—	1,012,994,638	—	1,012,994,638
Municipal Bonds	—	315,983,087	—	315,983,087
Agency Commercial Mortgage-Backed Securities	—	263,247,470	—	263,247,470
Other Government Related Securities	—	85,072,910	—	85,072,910
Money Market Funds	757,137,032	—	—	757,137,032
Total Investments	$757,137,032	$35,807,283,945	$—	$36,564,420,977

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

134

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 98.3%
Alabama - 3.7%
Alabama Housing Finance Authority
5.00%, 05/01/2026(a)	$4,000,000	$4,019,501
5.00%, 08/01/2029 (Callable 02/01/2028)(a)	2,675,000	2,786,974
Black Belt Energy Gas District
5.25%, 12/01/2028	3,205,000	3,369,241
5.25%, 02/01/2053 (Callable 03/01/2029)(a)	1,250,000	1,313,119
5.00%, 05/01/2053(a)	8,000,000	8,287,699
City of Oxford AL, 3.50%, 09/01/2041 (Callable 01/02/2025)(a)	1,000,000	1,000,000
City of Phenix City AL, 2.00%, 04/01/2027	1,090,000	1,046,195
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,500,000	5,854,237
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	8,400,000	8,445,423
Macon County Board of Education, 3.25%, 02/01/2026 (Callable 02/03/2025)	375,000	372,987
Southeast Alabama Gas Supply District
5.00%, 04/01/2026	1,000,000	1,015,076
5.00%, 04/01/2027	1,000,000	1,027,402
Southeast Energy Authority ACooperative District
5.00%, 11/01/2027	1,975,000	2,015,918
5.00%, 11/01/2028	2,205,000	2,263,925
5.00%, 11/01/2029	1,000,000	1,054,183
5.00%, 11/01/2031	1,880,000	1,946,555
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	1,265,000	1,347,414
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	6,500,000	6,844,538
Town of Berry AL Water & Sewer Revenue, 3.25%, 09/01/2028 (Callable 09/01/2026)	495,000	496,821
		54,507,208
Alaska - 0.3%
Alaska Housing Finance Corp., 3.75%, 12/01/2042 (Callable 06/01/2028)	1,470,000	1,464,210
Alaska Industrial Development & Export Authority, 5.00%, 10/01/2030 (Callable 10/01/2029)	1,385,000	1,466,642
University of Alaska
4.00%, 10/01/2025	330,000	331,252
4.00%, 10/01/2026 (Callable 02/03/2025)	1,400,000	1,400,629
		4,662,733

	Par	Value
Arizona - 1.5%
Arizona Industrial Development Authority
5.00%, 05/01/2025	$405,000	$222,750
5.00%, 07/01/2027 (Callable 07/01/2026)	230,000	233,924
5.00%, 11/01/2028 (Callable 05/01/2028)	7,505,000	7,920,578
5.00%, 07/01/2029 (Callable 07/01/2026)	415,000	422,226
5.00%, 07/01/2030 (Callable 07/01/2026)	400,000	406,713
1.78%, 09/01/2030(a)(b)	3,760,606	3,465,941
5.00%, 07/01/2031 (Callable 07/01/2026)	195,000	198,124
3.63%, 05/20/2033	3,618,293	3,427,420
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2031 (Callable 07/01/2027)	2,000,000	2,081,764
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 01/23/2025)	675,000	672,841
4.00%, 05/15/2026 (Callable 01/23/2025)	420,000	416,371
4.00%, 05/15/2027 (Callable 01/23/2025)	620,000	611,789
4.00%, 05/15/2030 (Callable 01/23/2025)	1,570,000	1,523,991
		21,604,432
Arkansas - 1.2%
Arkansas Development Finance Authority
4.00%, 07/01/2025	140,000	139,562
4.00%, 07/01/2026	190,000	188,522
5.00%, 02/01/2027	750,000	766,337
4.00%, 07/01/2027	225,000	222,841
5.00%, 02/01/2028	815,000	840,007
4.00%, 07/01/2028	230,000	226,980
5.00%, 02/01/2029	1,000,000	1,037,302
5.00%, 07/01/2054 (Callable 07/01/2033)	3,315,000	3,436,113
Batesville Public Facilities Board
5.00%, 06/01/2025	1,385,000	1,389,588
5.00%, 06/01/2026	850,000	848,364
City of Brookland AR Sales & Use Tax Revenue, 1.50%, 09/01/2046 (Callable 09/01/2026)	455,000	439,635
City of Centerton AR Sales & Use Tax Revenue, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,850,000	1,806,601
City of Elkins AR Sales & Use Tax Revenue
1.50%, 09/01/2046 (Callable 09/01/2026)	205,000	200,007
1.50%, 09/01/2046 (Callable 09/01/2026)	160,000	154,976

The accompanying notes are an integral part of these financial statements.

135

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	$170,000	$168,826
City of Forrest City AR Sales & Use Tax Revenue, 1.55%, 11/01/2044 (Callable 11/01/2029)	540,000	497,856
City of Hot Springs AR, 4.00%, 12/01/2027 (Callable 02/03/2025)	255,000	255,188
City of Little Rock AR, 3.63%, 02/01/2045 (Callable 02/01/2030)	2,300,000	2,278,504
City of Osceola AR Sales & Use Tax, 4.00%, 06/01/2054 (Callable 06/01/2031)	455,000	454,432
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	265,000	256,465
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2026	265,000	272,727
5.00%, 12/01/2027	200,000	208,726
5.00%, 12/01/2029	255,000	272,432
5.00%, 12/01/2030	200,000	215,729
Jacksonville North Pulaski County School District, 4.00%, 06/01/2029 (Callable 06/01/2027)	1,240,000	1,259,705
		17,837,425
California - 2.8%
Anaheim Public Financing Authority, 5.00%, 09/01/2025	2,610,000	2,640,659
California Community Choice Financing Authority
5.00%, 10/01/2027	700,000	716,985
5.00%, 10/01/2028	475,000	490,285
5.00%, 10/01/2029	650,000	675,523
5.00%, 11/01/2029	3,115,000	3,275,348
5.00%, 02/01/2055 (Callable 06/01/2032)(a)	2,500,000	2,668,387
California Housing Finance Agency, 5.20%, 12/01/2027 (Callable 06/01/2027)(b)	1,000,000	1,003,221
California Infrastructure & Economic Development Bank
3.42% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	2,550,000	2,539,162
1.75%, 08/01/2055 (Callable 02/01/2026)(a)	1,265,000	1,220,676
California Municipal Finance Authority, 4.00%, 10/01/2031 (Callable 10/01/2026)	2,285,000	2,286,354
California Public Finance Authority
2.38%, 11/15/2028 (Callable 01/23/2025)(b)	1,645,000	1,606,297

	Par	Value
3.13%, 05/15/2029 (Callable 01/23/2025)(b)	$1,000,000	$974,112
5.70%, 06/01/2034 (Callable 06/01/2031)(b)	750,000	737,033
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	2,000,000	2,005,978
Indio Finance Authority, 3.55%, 09/02/2029 (Callable 01/23/2025)(b)	3,959,000	3,914,890
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,650,000	1,655,614
Los Angeles Unified School District/CA
5.00%, 07/01/2029	4,450,000	4,903,351
5.00%, 07/01/2030	3,775,000	4,236,504
Mountain View School District School Facilities Improvement District No 2, 0.00%, 07/01/2029 (Callable 07/01/2027)(c)	4,000,000	3,371,054
Vallejo City Unified School District, 5.90%, 08/01/2025	55,000	55,026
		40,976,459
Colorado - 2.7%
City & County of Denver CO Airport System Revenue
5.25%, 11/15/2026(d)	2,000,000	2,064,743
5.00%, 12/01/2026(d)	5,055,000	5,199,557
Colorado Bridge Enterprise, 4.00%, 06/30/2025(d)	570,000	570,363
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(b)	260,000	258,899
5.00%, 06/15/2027 (Callable 06/15/2026)	635,000	646,852
Colorado Health Facilities Authority
5.00%, 05/15/2025	525,000	525,848
5.00%, 05/15/2026	475,000	478,376
5.00%, 05/15/2027	400,000	405,645
2.13%, 05/15/2028 (Callable 02/03/2025)	2,905,000	2,786,769
5.25%, 05/15/2028 (Callable 05/15/2027)	250,000	255,207
5.00%, 08/01/2028	1,245,000	1,319,184
3.50%, 05/15/2030 (Callable 02/03/2025)	3,500,000	3,264,429
5.00%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,031,569
3.27% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	3,000,000	2,987,395
5.00%, 05/15/2062 (Callable 08/15/2027)(a)	7,540,000	7,974,827
Colorado Housing and Finance Authority
5.00%, 07/01/2026 (Callable 01/01/2026)(a)	1,000,000	1,013,640

The accompanying notes are an integral part of these financial statements.

136

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
4.00%, 05/01/2048 (Callable 11/01/2026)	$350,000	$349,919
4.25%, 11/01/2049 (Callable 11/01/2028)	460,000	462,896
Colorado Science and Technology Park Metropolitan District No 1, 5.00%, 12/01/2029	500,000	540,144
County of Eagle CO, 5.00%, 12/01/2034	1,825,000	1,988,745
Denver Health & Hospital Authority, 4.00%, 12/01/2027 (Callable 02/03/2025)	255,000	255,000
Elbert County Independence Water & Sanitation District, 5.13%, 12/01/2033 (Callable 12/01/2029)	2,700,000	2,629,637
Lanterns Metropolitan District No 1
5.00%, 12/01/2025	235,000	237,881
5.00%, 12/01/2027	185,000	192,419
5.00%, 12/01/2028	165,000	173,398
5.00%, 12/01/2029 (Callable 12/01/2028)	155,000	164,404
5.00%, 12/01/2030 (Callable 12/01/2028)	175,000	187,365
Park Creek Metropolitan District, 5.00%, 12/01/2033 (Callable 12/01/2025)	150,000	151,818
Ravenna Metropolitan District
5.00%, 12/01/2025	200,000	202,173
5.00%, 12/01/2026	240,000	246,175
5.00%, 12/01/2028	290,000	304,833
5.00%, 12/01/2029	315,000	335,377
Vauxmont Metropolitan District
5.00%, 12/15/2026 (Callable 01/23/2025)	135,000	139,156
5.00%, 12/15/2027 (Callable 01/23/2025)	160,000	164,929
		39,509,572
Connecticut - 0.7%
City of Bridgeport CT, 5.00%, 08/01/2027	300,000	313,663
City of West Haven CT, 4.00%, 09/15/2027	245,000	247,649
Connecticut Housing Finance Authority
4.00%, 11/15/2045 (Callable 11/15/2027)	65,000	65,086
4.00%, 05/15/2049 (Callable 11/15/2028)	760,000	762,350
3.50%, 11/15/2051 (Callable 05/15/2031)	905,000	891,543
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2028 (Callable 02/03/2025)	685,000	686,673

	Par	Value
3.20%, 07/01/2037(a)	$3,245,000	$3,236,225
2.95%, 07/01/2049(a)	1,075,000	1,065,879
2.80%, 07/01/2057(a)	1,180,000	1,172,895
Connecticut State Higher Education Supplement Loan Authority, 5.00%, 11/15/2027(d)	665,000	687,872
State of Connecticut, 5.00%, 06/15/2027	500,000	524,801
Town of Stratford CT, 5.00%, 05/15/2028	400,000	425,756
		10,080,392
Delaware - 0.2%
Delaware State Economic Development Authority, 5.00%, 10/01/2029 (Callable 02/03/2025)	1,000,000	1,000,057
Delaware State Housing Authority
2.60%, 07/01/2043 (Callable 01/23/2025)	83,075	72,326
6.00%, 01/01/2055 (Callable 07/01/2033)	1,015,000	1,109,065
		2,181,448
District of Columbia - 0.9%
District of Columbia, 3.00%, 06/01/2030	1,915,000	1,798,946
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	9,100,000	9,073,294
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2028(d)	2,400,000	2,518,114
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2029(c)	290,000	246,766
		13,637,120
Florida - 3.4%
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	993,767
4.05%, 09/01/2056(a)	1,750,000	1,761,736
Capital Projects Finance Authority/FL
5.00%, 10/01/2026	1,000,000	1,019,012
5.00%, 10/01/2028	1,000,000	1,038,096
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2029)(b)	610,000	634,581
City of Cape Coral FL Water & Sewer Revenue
4.35%, 03/01/2027	1,200,000	1,219,859
4.45%, 03/01/2028	1,420,000	1,454,316
City of Jacksonville FL, 5.00%, 11/01/2028 (Callable 11/01/2027)	445,000	462,026

The accompanying notes are an integral part of these financial statements.

137

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
City of Lakeland FL, 5.00%, 11/15/2028 (Callable 11/15/2026)	$640,000	$657,282
City of Port St Lucie FL, 5.00%, 07/01/2026	3,005,000	3,093,543
City of Tallahassee FL
5.00%, 12/01/2026 (Callable 12/01/2025)	955,000	964,724
5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	403,962
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2028)(a)	1,300,000	1,383,691
County of Broward FL Airport System Revenue, 4.00%, 10/01/2042 (Callable 02/03/2025)	300,000	296,616
County of Lee FL Solid Waste System Revenue, 5.00%, 10/01/2026(d)	3,015,000	3,057,865
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,509,373
4.50%, 03/01/2033 (Callable 02/03/2025)	240,000	240,176
County of Osceola FL Transportation Revenue
0.00%, 10/01/2028(c)	500,000	432,673
5.00%, 10/01/2030 (Callable 10/01/2029)	540,000	571,219
Florida Development Finance Corp.
5.00%, 06/15/2025	370,000	370,786
5.00%, 06/15/2026	1,310,000	1,331,129
5.00%, 06/15/2026	405,000	411,532
5.00%, 11/15/2026	1,000,000	1,031,367
5.00%, 06/15/2027	430,000	441,181
5.00%, 06/15/2027	390,000	400,141
5.00%, 06/15/2028 (Callable 06/15/2027)	425,000	435,780
5.25%, 06/15/2029 (Callable 06/15/2027)(b)	1,700,000	1,713,307
3.00%, 07/01/2031(b)	1,195,000	1,129,725
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	4,000,000	4,054,561
4.00%, 07/01/2047 (Callable 07/01/2025)	10,000	9,996
Herons Glen Recreation District, 2.50%, 05/01/2027	250,000	241,968
Lee County Industrial Development Authority/FL
4.38%, 11/15/2029 (Callable 11/15/2026)	1,550,000	1,552,757
4.75%, 11/15/2029 (Callable 11/15/2026)	1,500,000	1,502,511

	Par	Value
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 02/03/2025)	$1,000,000	$1,003,688
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	3,750,000	3,749,306
5.00%, 03/01/2027(a)	1,000,000	1,009,692
Northern Palm Beach County Improvement District
5.00%, 08/01/2027	650,000	674,840
5.00%, 08/01/2028	455,000	477,914
Orange County Housing Finance Authority, 4.25%, 09/01/2049 (Callable 09/01/2027)	150,000	150,822
Pinellas County Housing Authority, 1.00%, 11/01/2027	1,585,000	1,516,264
Pinellas County Industrial Development Authority, 5.00%, 07/01/2029	1,065,000	1,081,038
School Board of Miami-Dade County, 5.00%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,020,894
Seminole County Industrial Development Authority
4.00%, 06/15/2025(b)	100,000	99,738
4.00%, 06/15/2026(b)	155,000	153,722
4.00%, 06/15/2027(b)	240,000	237,339
		49,996,515
Georgia - 2.5%
City of Atlanta GA, 4.00%, 07/01/2026 (Callable 02/03/2025)	100,000	99,981
Cobb-Marietta Coliseum & Exhibit Hall Authority, 5.50%, 10/01/2026	330,000	339,045
DeKalb County Housing Authority, 5.00%, 12/01/2034 (Callable 12/01/2031)	3,500,000	3,657,630
Development Authority of Appling County, 2.50%, 09/01/2041 (Callable 01/02/2025)(a)	4,000,000	4,000,000
Development Authority of Burke County, 1.50%, 01/01/2040(a)	6,695,000	6,672,702
Development Authority of Monroe County, 2.25%, 07/01/2025 (Callable 02/03/2025)	1,390,000	1,375,501
Forsyth County Hospital Authority, 6.38%, 10/01/2028	380,000	408,081
Gainesville & Hall County Development Authority, 2.40%, 11/15/2033 (Callable 02/01/2025)(a)	2,500,000	2,500,000
Housing Authority of the City of Waycross, 5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,180,000	2,252,079

The accompanying notes are an integral part of these financial statements.

138

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Main Street Natural Gas, Inc.
5.00%, 05/15/2025	$1,785,000	$1,791,002
5.00%, 12/01/2027	1,000,000	1,033,275
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	4,680,000	4,694,701
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	3,715,000	3,741,385
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	3,500,000	3,459,662
State of Georgia, 5.00%, 12/01/2026	980,000	1,020,058
		37,045,102
Illinois - 5.8%
Chicago Midway International Airport, 5.00%, 01/01/2028 (Callable 01/01/2026)(d)	1,750,000	1,766,266
Chicago O’Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025)(d)	6,100,000	6,100,000
5.00%, 01/01/2029 (Callable 01/01/2025)(d)	2,000,000	2,000,000
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,028,492
5.00%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,594,540
City of Galesburg IL
5.00%, 10/01/2025	125,000	125,578
5.00%, 10/01/2026	145,000	147,037
5.00%, 10/01/2027	225,000	229,892
5.00%, 10/01/2028	450,000	462,490
City of Plano IL Special Service Area No 3 & No 4, 4.00%, 03/01/2030 (Callable 03/01/2025)	435,000	434,969
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	325,000	329,503
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
0.00%, 01/01/2026(c)	1,000,000	963,490
0.00%, 01/01/2027(c)	2,980,000	2,765,854
Cook County School District No 144 Prairie Hills
0.00%, 12/01/2025(c)	730,000	706,737
5.00%, 12/01/2031	1,500,000	1,637,428
Cook County School District No 99 Cicero, 4.00%, 12/01/2027	1,195,000	1,209,593
Cook County Township High School District No. 201, 0.00%, 12/01/2025(c)	165,000	159,198
Hampshire Special Service Area No 13, 3.00%, 03/01/2026	90,000	89,119

	Par	Value
Illinois Finance Authority
5.00%, 12/01/2026 (Callable 06/01/2026)	$500,000	$511,414
5.00%, 02/15/2028 (Callable 08/15/2027)	810,000	828,283
4.30%, 08/01/2028(b)	1,215,000	1,223,613
5.00%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,606,764
5.00%, 10/01/2034(b)	1,000,000	1,011,725
4.26% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	2,390,000	2,387,032
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	2,040,000	2,042,778
2.45%, 06/01/2043 (Callable 02/03/2025)	158,642	130,300
2.65%, 04/01/2045 (Callable 01/02/2025)(a)	500,000	500,000
4.50%, 10/01/2048 (Callable 04/01/2028)	295,000	297,591
3.72% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 01/23/2025)	1,250,000	1,250,946
6.25%, 10/01/2052 (Callable 04/01/2032)	4,365,000	4,671,496
6.25%, 04/01/2054 (Callable 10/01/2032)	2,930,000	3,175,778
Joliet Park District
5.00%, 02/01/2026	575,000	584,880
5.00%, 02/01/2027	605,000	621,075
Kankakee Will Grundy Etc Counties Community College District No 520 Kankakee, 3.50%, 12/01/2026	1,930,000	1,926,361
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.00%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,068,158
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2028	455,000	473,574
5.00%, 01/01/2029	555,000	583,680
5.00%, 01/01/2030	570,000	604,957
Lake County School District No 38 Big Hollow, 0.00%, 02/01/2025(c)	210,000	209,291
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2027(c)	1,000,000	920,634
Northern Illinois University
5.00%, 04/01/2027	550,000	566,594
5.00%, 04/01/2028	650,000	676,045
5.00%, 10/01/2029	780,000	823,619
Park Ridge Park District, 2.50%, 12/01/2028	2,025,000	1,925,875

The accompanying notes are an integral part of these financial statements.

139

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Shelby Christian Macon Counties Community School District No. 21
4.00%, 12/01/2025 (Callable 02/03/2025)	$140,000	$140,045
4.00%, 12/01/2026 (Callable 02/03/2025)	435,000	431,110
Southwestern Illinois Community College District No 522
5.00%, 12/01/2027	1,300,000	1,351,186
5.00%, 12/01/2028	1,500,000	1,576,046
Southwestern Illinois Development Authority
5.00%, 12/01/2028	315,000	332,855
5.00%, 12/01/2029	180,000	192,464
5.00%, 12/01/2030	590,000	638,003
5.00%, 12/01/2031	910,000	993,251
St Charles Public Library District, 4.00%, 11/01/2028 (Callable 02/03/2025)	455,000	455,285
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2026	125,000	126,636
5.00%, 01/01/2027	180,000	185,532
5.00%, 01/01/2028	200,000	209,221
5.00%, 01/01/2029	300,000	317,939
5.00%, 01/01/2030	225,000	241,483
5.00%, 01/01/2031	250,000	271,475
State of Illinois Sales Tax Revenue, 5.00%, 06/15/2026	6,580,000	6,732,075
United City of Yorkville IL
3.90%, 03/01/2025	140,000	140,041
4.05%, 12/01/2027 (Callable 02/03/2025)	120,000	120,065
Upper Illinois River Valley Development Authority, 5.00%, 12/01/2028	1,050,000	1,093,575
Village of Gilberts IL, 3.50%, 03/01/2030	4,000,000	3,950,336
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,707,026
Village of Rantoul IL, 4.30%, 01/01/2025	125,000	125,000
Village of Romeoville IL
5.00%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,101,860
5.00%, 10/01/2030 (Callable 04/01/2025)	1,000,000	992,616
Village of Schaumburg IL, 4.00%, 12/01/2026	915,000	932,020
Village of Stone Park IL
4.00%, 02/01/2026	220,000	221,582
4.75%, 02/01/2028 (Callable 02/03/2025)	50,000	50,055

	Par	Value
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, 5.00%, 11/01/2044 (Callable 03/10/2025)(a)	$5,000,000	$4,999,270
		84,000,701
Indiana - 2.7%
Avon Community School Building Corp., 3.25%, 07/15/2032	5,990,000	5,922,420
Cass County Indiana Building Corp., 5.00%, 01/15/2028	400,000	417,836
City of Hobart IN, 3.00%, 07/01/2025	395,000	392,717
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,980,000	6,786,092
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,750,000	1,703,436
City of Valparaiso IN, 4.00%, 08/01/2026 (Callable 02/03/2025)	375,000	375,106
County of St Joseph IN, 5.00%, 04/01/2027	1,500,000	1,544,928
Frankton-Lapel Community Schools Building Corp.
5.00%, 01/15/2027	1,325,000	1,371,777
5.00%, 07/15/2027	1,390,000	1,451,177
Indiana Finance Authority
5.00%, 09/01/2025	445,000	445,928
5.00%, 09/15/2025	325,000	326,154
5.00%, 10/01/2025	675,000	678,813
5.00%, 07/01/2026	730,000	742,066
5.00%, 09/01/2026	1,520,000	1,532,189
5.00%, 09/15/2027	1,410,000	1,446,210
5.00%, 10/01/2028	260,000	268,036
5.00%, 07/01/2029	1,595,000	1,657,886
Indiana Housing & Community Development Authority, 3.50%, 01/01/2049 (Callable 01/01/2029)	590,000	584,386
MSD of Wabash County Multi-School Building Corp.
5.00%, 01/15/2026	330,000	336,212
5.00%, 07/15/2026	410,000	421,219
5.00%, 01/15/2027	445,000	461,244
North Lawrence Community Schools/IN
5.00%, 07/15/2026	600,000	611,443
5.00%, 07/15/2027	325,000	339,393
Posey County Redevelopment Authority, 5.00%, 07/15/2025	6,000,000	6,039,749
Shelbyville Redevelopment Authority, 3.00%, 08/01/2029 (Callable 02/01/2029)	885,000	846,837
Tippecanoe County School Building Corp., 5.00%, 01/15/2027	300,000	310,651

The accompanying notes are an integral part of these financial statements.

140

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2030	$500,000	$539,757
5.00%, 07/15/2030	600,000	651,868
5.00%, 07/15/2030	675,000	733,351
		38,938,881
Iowa - 1.5%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 02/03/2025)	455,000	452,870
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	2,900,000	2,919,440
Iowa Finance Authority
6.00%, 11/01/2027(b)	1,345,000	1,338,084
5.00%, 02/15/2031 (Callable 01/23/2025)	2,275,000	2,288,123
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,250,000	2,111,605
3.50%, 07/01/2046 (Callable 01/01/2026)	55,000	54,809
4.00%, 07/01/2047 (Callable 07/01/2028)	575,000	576,662
4.00%, 07/01/2047 (Callable 07/01/2027)	305,000	305,076
6.00%, 07/01/2052 (Callable 07/01/2032)	3,065,000	3,248,537
Iowa Higher Education Loan Authority
3.00%, 04/01/2026	800,000	792,736
3.00%, 04/01/2028	845,000	820,643
Lake Panorama Improvement Zone, 3.00%, 06/01/2025	430,000	426,903
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	6,600,000	6,703,434
		22,038,922
Kansas - 1.4%
City of Bel Aire KS, 3.13%, 12/01/2027 (Callable 12/01/2026)	5,225,000	5,180,620
City of Goddard KS, 3.13%, 12/01/2027 (Callable 06/01/2027)	4,075,000	3,986,276
City of Manhattan KS
4.00%, 06/15/2026 (Callable 02/03/2025)	885,000	885,468
4.00%, 06/01/2027 (Callable 06/01/2025)	350,000	349,697
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	2,935,000	2,933,868
City of Park City KS, 3.75%, 09/01/2026 (Callable 02/03/2025)	6,075,000	6,075,651

	Par	Value
City of Topeka KS
4.00%, 08/15/2028	$340,000	$350,480
4.00%, 08/15/2029	310,000	322,329
		20,084,389
Kentucky - 1.4%
City of Henderson KY, 3.50%, 11/01/2028	1,570,000	1,573,999
City of Versailles KY, 3.00%, 08/15/2026 (Callable 02/03/2025)	2,570,000	2,536,480
County of Carroll KY, 1.55%, 09/01/2042(a)	750,000	713,007
County of Owen KY, 3.88%, 06/01/2040(a)	1,750,000	1,743,688
County of Trimble KY, 4.70%, 06/01/2054 (Callable 03/03/2027)(a)(d)	1,000,000	1,015,580
Henry County School District Finance Corp., 4.00%, 02/01/2026	1,210,000	1,211,223
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(c)	585,000	566,577
5.00%, 06/01/2026	240,000	242,470
0.00%, 10/01/2026(c)	135,000	125,248
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,054,210
Kentucky Public Energy Authority, 4.00%, 12/01/2050 (Callable 03/01/2026)(a)	1,925,000	1,931,496
Northern Kentucky University, 3.50%, 09/01/2028	2,275,000	2,295,963
Perry County School District Finance Corp., 2.00%, 12/01/2029	1,895,000	1,839,074
University of Louisville, 5.00%, 03/01/2034 (Callable 09/01/2026)	2,000,000	2,039,294
		20,888,309
Louisiana - 1.7%
Caddo Parish Parishwide School District, 3.00%, 03/01/2029	150,000	146,775
City of Shreveport LA
5.00%, 08/01/2028 (Callable 08/01/2027)	1,615,000	1,676,989
3.13%, 10/01/2030(b)	1,710,000	1,679,571
Greater New Orleans Expressway Commission
5.00%, 11/01/2027	455,000	477,320
5.00%, 11/01/2028	895,000	952,449
5.00%, 11/01/2029	740,000	798,764
Greater Ouachita Water Co.
5.00%, 09/01/2025	170,000	171,531
4.00%, 09/01/2034	950,000	947,380

The accompanying notes are an integral part of these financial statements.

141

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	$2,200,000	$2,266,007
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,000,000	2,068,319
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	2,500,000	2,520,590
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	2,250,000	2,288,809
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 12/01/2028	560,000	591,587
5.00%, 12/01/2030	445,000	479,543
3.02%, 04/01/2031 (Callable 04/01/2025)(b)	4,360,000	4,282,857
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	1,550,000	1,584,767
5.00%, 10/01/2028	220,000	229,753
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2027	635,000	616,554
St Tammany Parish Wide School District No 12, 5.00%, 03/01/2027	605,000	629,812
		24,409,377
Maine - 0.3%
Maine State Housing Authority
4.00%, 11/15/2046 (Callable 05/15/2026)	245,000	244,826
3.50%, 11/15/2047 (Callable 11/15/2026)	190,000	188,940
4.00%, 11/15/2049 (Callable 05/15/2028)	460,000	460,312
4.00%, 11/15/2050 (Callable 05/15/2029)	885,000	886,600
5.00%, 11/15/2052 (Callable 11/15/2031)	3,005,000	3,092,609
		4,873,287
Maryland - 1.6%
County of Frederick MD, 5.00%, 04/01/2027	1,145,000	1,198,321
County of Prince George’s MD, 7.00%, 08/01/2048 (Callable 11/01/2026)	1,500,000	1,596,688
Howard County Housing Commission, 5.00%, 12/01/2027	525,000	548,211
Maryland Community Development Administration
3.85%, 03/01/2025	4,000,000	4,001,013
3.20%, 09/01/2028 (Callable 01/21/2025)	1,815,000	1,768,037

	Par	Value
5.00%, 09/01/2052 (Callable 03/01/2031)	$2,580,000	$2,650,319
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2026	495,000	499,448
5.00%, 01/01/2027	430,000	440,705
5.00%, 07/01/2027	1,320,000	1,347,516
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	3,200,000	3,301,536
Maryland Stadium Authority, 5.00%, 06/01/2027	1,635,000	1,709,276
Montgomery County Housing Opportunities Commission, 4.00%, 07/01/2048 (Callable 07/01/2026)	385,000	384,719
State of Maryland, 5.00%, 03/15/2029 (Callable 03/15/2028)	3,380,000	3,592,148
		23,037,937
Massachusetts - 1.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(c)	9,900,000	8,181,275
Massachusetts Development Finance Agency
5.00%, 07/01/2025	270,000	271,165
3.32% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (Callable 01/02/2025)(b)	3,300,000	3,289,205
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/13/2025)(d)	1,365,000	1,365,499
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	25,000	24,983
4.00%, 12/01/2048 (Callable 06/01/2027)	355,000	355,063
4.00%, 12/01/2048 (Callable 06/01/2027)	170,000	169,982
4.00%, 06/01/2049 (Callable 12/01/2028)	460,000	460,384
Massachusetts State College Building Authority, 0.00%, 05/01/2027(c)	110,000	101,799
		14,219,355
Michigan - 1.9%
City of Detroit MI
5.25%, 05/01/2025	1,410,000	1,416,757
5.25%, 05/01/2026	910,000	929,508
5.25%, 05/01/2027	290,000	301,486
Detroit Wayne County Stadium Authority, 5.00%, 10/01/2026 (Callable 02/03/2025)	55,000	55,019
Grand Rapids Public Schools, 5.00%, 05/01/2028 (Callable 05/01/2027)	1,495,000	1,552,691

The accompanying notes are an integral part of these financial statements.

142

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Grand Valley State University, 5.00%, 12/01/2032 (Callable 06/01/2026)	$1,000,000	$1,015,600
Michigan Finance Authority
4.00%, 05/01/2026	60,000	60,701
5.00%, 09/01/2026	200,000	201,068
5.00%, 11/01/2026	930,000	945,584
5.00%, 09/01/2027	280,000	282,491
5.00%, 11/01/2027	975,000	999,476
5.00%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,031,697
4.50%, 10/01/2029 (Callable 01/17/2025)	3,055,000	3,056,546
1.20%, 10/15/2030(a)	625,000	576,599
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	3,735,000	3,813,872
Michigan State Housing Development Authority
3.50%, 06/01/2047 (Callable 06/01/2026)	1,075,000	1,069,565
5.50%, 06/01/2053 (Callable 12/01/2031)	2,580,000	2,710,362
5.75%, 06/01/2054 (Callable 12/01/2032)	3,615,000	3,834,264
Michigan Strategic Fund, 0.88%, 04/01/2035(a)(d)	1,050,000	964,223
Roseville Community Schools, 5.00%, 05/01/2027	2,265,000	2,357,598
Taylor Brownfield Redevelopment Authority, 5.00%, 05/01/2027	240,000	248,504
Wayne County Airport Authority, 5.00%, 12/01/2025(d)	500,000	506,800
		27,930,411
Minnesota - 2.2%
City of Burnsville MN, 2.10%, 12/20/2027 (Callable 12/20/2026)	1,040,000	975,846
City of Maple Grove MN, 5.00%, 09/01/2030 (Callable 09/01/2025)	865,000	869,027
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/23/2025)(a)	2,080,000	2,079,862
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	7,500,000	7,526,710
Eastern Carver County Schools Independent School District No 112, 2.50%, 02/01/2029	1,780,000	1,673,820
Golden Valley Housing & Redevelopment Authority, 4.00%, 02/01/2030 (Callable 02/03/2025)	1,070,000	1,060,527

	Par	Value
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025	$285,000	$287,354
2.00%, 09/01/2026 (Callable 02/03/2025)	175,000	167,917
5.00%, 12/01/2027	1,065,000	1,101,262
5.00%, 11/15/2028 (Callable 11/15/2027)	100,000	103,101
Metropolitan Council, 5.00%, 12/01/2027	2,030,000	2,150,518
Minnesota Higher Education Facilities Authority
5.00%, 03/01/2027 (Callable 03/01/2026)	250,000	252,367
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	1,000,000	1,054,686
Minnesota Housing Finance Agency
4.00%, 01/01/2038 (Callable 02/03/2025)	105,000	104,942
2.63%, 01/01/2040 (Callable 07/01/2029)	4,530,000	3,597,379
2.80%, 01/01/2044 (Callable 07/01/2029)	1,200,000	918,401
3.50%, 07/01/2046 (Callable 07/01/2025)	1,085,000	1,079,904
4.00%, 01/01/2047 (Callable 01/01/2026)	35,000	34,975
4.00%, 07/01/2047 (Callable 01/01/2027)	335,000	334,756
3.00%, 07/01/2052 (Callable 07/01/2031)	4,280,000	4,169,681
6.00%, 07/01/2053 (Callable 01/01/2033)	2,370,000	2,526,437
Zumbro Education District, 4.00%, 02/01/2025	330,000	329,977
		32,399,449
Mississippi - 1.1%
City of Florence MS
7.13%, 08/01/2028	240,000	265,532
7.13%, 08/01/2029	250,000	282,754
City of Louisville MS
5.63%, 09/01/2026	180,000	185,266
5.63%, 09/01/2027	190,000	198,563
Mississippi Development Bank
5.00%, 09/01/2027	550,000	552,302
5.00%, 06/01/2028	1,300,000	1,380,367
5.00%, 09/01/2028	1,120,000	1,122,404
5.00%, 11/01/2028 (Callable 11/01/2027)	300,000	297,547
5.00%, 01/01/2029	3,075,000	3,299,252
5.00%, 01/01/2029	1,000,000	1,072,928
5.00%, 06/01/2029	1,365,000	1,468,560
5.00%, 11/01/2029 (Callable 11/01/2027)	300,000	294,278
5.00%, 01/01/2030	3,625,000	3,940,828

The accompanying notes are an integral part of these financial statements.

143

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
5.00%, 01/01/2030	$1,000,000	$1,087,125
Mississippi Home Corp.
4.00%, 12/01/2048 (Callable 06/01/2028)	695,000	695,348
3.50%, 12/01/2049 (Callable 12/01/2028)	410,000	406,256
		16,549,310
Missouri - 1.3%
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	6,400,000	6,414,584
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,540
5.00%, 08/01/2025 (Callable 02/03/2025)	350,000	350,104
5.00%, 09/01/2026	620,000	623,687
5.00%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,213,779
Missouri Housing Development Commission
3.40%, 11/01/2030 (Callable 01/23/2025)	15,000	14,716
4.75%, 11/01/2052 (Callable 05/01/2032)	3,505,000	3,583,000
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,139,235
5.00%, 06/01/2029	685,000	735,770
5.00%, 06/01/2029	645,000	692,805
5.00%, 06/01/2029	630,000	665,200
Missouri Southern State University
5.00%, 10/01/2026	105,000	107,777
5.00%, 10/01/2027	100,000	104,136
St Louis Land Clearance for Redevelopment Authority, 4.25%, 06/01/2026	1,805,000	1,802,993
		18,597,326
Montana - 0.4%
City of Billings MT, 5.00%, 07/01/2025	15,000	15,103
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,630,000	1,646,594
Montana Board of Housing
4.00%, 12/01/2043 (Callable 12/01/2027)	280,000	280,002
3.32%, 07/01/2046 (Callable 08/01/2027)(a)	1,500,000	1,481,087
4.00%, 06/01/2049 (Callable 12/01/2027)	290,000	289,818

	Par	Value
6.00%, 06/01/2053 (Callable 06/01/2032)	$1,970,000	$2,093,862
Montana Facility Finance Authority
4.00%, 07/01/2025	155,000	154,555
4.00%, 07/01/2026	330,000	328,186
		6,289,207
Nebraska - 0.4%
Douglas County Hospital Authority No 2, 5.00%, 05/15/2030 (Callable 02/03/2025)	1,500,000	1,500,475
Nebraska Investment Finance Authority, 3.00%, 03/01/2052 (Callable 03/01/2031)	4,055,000	3,928,243
		5,428,718
Nevada - 0.5%
City of Reno NV, 5.00%, 06/01/2031 (Callable 02/03/2025)	2,590,000	2,592,335
Las Vegas Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,014,997
3.00%, 06/15/2032 (Callable 06/15/2026)	815,000	724,480
Nevada Housing Division
4.00%, 10/01/2049 (Callable 10/01/2028)	720,000	721,000
3.00%, 04/01/2051 (Callable 10/01/2030)	1,095,000	1,067,906
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (Callable 01/13/2025)(d)	1,000,000	1,028,245
		7,148,963
New Hampshire - 0.9%
Hollis School District, 2.77%, 06/28/2027 (Callable 01/23/2025)(b)	921,655	894,946
New Hampshire Business Finance Authority
4.00%, 01/01/2028 (Callable 01/01/2026)	575,000	570,143
5.13%, 12/15/2030 (Callable 12/15/2026)	2,500,000	2,477,733
5.25%, 12/01/2035 (Callable 12/01/2025)(b)	2,850,000	2,820,936
5.38%, 12/15/2035 (Callable 06/15/2026)(b)	4,000,000	4,011,109
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2031 (Callable 10/01/2026)	2,210,000	2,238,458
		13,013,325
New Jersey - 3.9%
Borough of Berlin NJ
2.00%, 03/15/2026	550,000	539,685
2.00%, 03/15/2027	770,000	739,926

The accompanying notes are an integral part of these financial statements.

144

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
County of Bergen NJ, 1.00%, 03/01/2026	$2,720,000	$2,639,810
County of Somerset NJ
1.00%, 03/01/2025	1,505,000	1,498,296
1.00%, 03/01/2025	95,000	94,575
1.00%, 03/01/2026	1,715,000	1,664,439
1.00%, 03/01/2026	110,000	106,757
1.00%, 03/01/2027	1,785,000	1,686,858
1.00%, 03/01/2027	115,000	108,677
1.00%, 03/01/2028	1,855,000	1,716,039
1.00%, 03/01/2028	115,000	106,385
Haddon Township Board of Education
2.00%, 08/01/2026	654,000	638,673
2.00%, 08/01/2027	675,000	647,356
2.00%, 08/01/2028	700,000	662,225
Kinnelon School District, 2.00%, 02/01/2029	1,270,000	1,184,546
Little Ferry School District
0.05%, 08/15/2026	669,000	632,929
0.05%, 08/15/2027	620,000	562,450
0.05%, 08/15/2028	805,000	702,792
0.05%, 08/15/2029	825,000	693,236
Madison Borough Board of Education, 1.00%, 08/15/2028	2,850,000	2,593,263
New Jersey Economic Development Authority
5.25%, 07/01/2025	6,250,000	6,295,044
3.97% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	20,000	20,025
3.13%, 07/01/2029 (Callable 07/01/2027)	935,000	892,856
New Jersey Housing & Mortgage Finance Agency
5.00%, 11/01/2025(d)	1,615,000	1,632,746
3.60%, 05/01/2026	3,045,000	3,043,276
4.50%, 10/01/2048 (Callable 10/01/2027)	315,000	318,100
4.75%, 10/01/2050 (Callable 04/01/2028)	705,000	715,291
5.00%, 10/01/2053 (Callable 04/01/2031)	3,035,000	3,122,733
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(c)	475,000	445,400
0.00%, 12/15/2027(c)	2,245,000	2,038,167
0.00%, 12/15/2027(c)	155,000	140,516
0.00%, 12/15/2028(c)	4,915,000	4,307,297
0.00%, 12/15/2028(c)	675,000	590,393
0.00%, 12/15/2029(c)	3,690,000	3,117,509
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,000,000	1,010,357

	Par	Value
Newark Housing Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)	$1,500,000	$1,558,143
Palmyra School District/NJ
1.00%, 07/15/2026	612,000	588,600
1.00%, 07/15/2027	645,000	603,530
1.00%, 07/15/2028	685,000	624,660
1.00%, 07/15/2029	725,000	644,041
1.00%, 07/15/2030	900,000	778,966
River Dell Regional School District, 1.00%, 09/01/2028	735,000	661,126
Salem County Improvement Authority, 4.00%, 08/15/2026	475,000	476,434
Township of Mahwah NJ, 1.00%, 01/15/2026	1,320,000	1,287,774
West Morris Regional High School District
0.05%, 08/15/2027	1,015,000	921,496
0.05%, 08/15/2028	1,050,000	917,011
0.05%, 08/15/2029	985,000	828,057
		56,798,465
New Mexico - 0.1%
New Mexico Mortgage Finance Authority
5.00%, 02/01/2042 (Callable 04/01/2025)(a)	1,073,000	1,076,864
3.50%, 03/01/2045 (Callable 03/01/2026)	50,000	49,627
3.75%, 03/01/2048 (Callable 03/01/2027)	210,000	209,091
4.25%, 07/01/2049 (Callable 01/01/2028)	200,000	200,321
		1,535,903
New York - 3.2%
Albany Capital Resource Corp., 5.00%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,013,489
Albany County Capital Resource Corp., 2.60%, 07/01/2025	220,000	219,358
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	3,250,000	3,250,073
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 02/03/2025)(b)	1,125,920	1,120,068
City of Mount Vernon NY, 5.50%, 05/30/2025(b)	1,000,000	1,002,939
City of New York NY, 2.40%, 10/01/2046 (Callable 01/02/2025)(a)	4,795,000	4,795,000
City of Poughkeepsie NY, 4.00%, 04/15/2026	450,000	447,444
Genesee Valley Central School District, 5.00%, 06/15/2027	1,390,000	1,459,550

The accompanying notes are an integral part of these financial statements.

145

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
Hempstead Town Local Development Corp., 5.00%, 07/01/2025 (Callable 02/03/2025)	$815,000	$816,072
Huntington Local Development Corp., 4.00%, 07/01/2027	1,810,000	1,758,741
Monroe County Industrial Development Corp., 5.00%, 07/01/2028 (Callable 07/01/2027)(a)	3,905,000	4,050,458
New York City Housing Development Corp.
4.00%, 12/15/2031 (Callable 06/15/2029)	500,000	507,686
4.38%, 12/15/2031 (Callable 06/15/2029)	1,000,000	1,012,171
0.70%, 11/01/2060 (Callable 01/06/2025)(a)	2,310,000	2,309,315
0.60%, 05/01/2061 (Callable 01/23/2025)(a)	1,925,000	1,892,416
3.40%, 11/01/2062 (Callable 05/01/2025)(a)	4,015,000	4,007,237
New York State Dormitory Authority
5.00%, 05/01/2027	1,250,000	1,291,270
5.00%, 05/01/2028	1,000,000	1,044,725
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 01/23/2025)	1,725,000	1,702,376
0.75%, 11/01/2025 (Callable 01/23/2025)	405,000	392,314
1.65%, 05/15/2039	3,264,297	2,578,245
0.65%, 11/01/2056 (Callable 01/23/2025)(a)	3,675,000	3,576,580
4.50%, 11/01/2062 (Callable 11/01/2025)(a)	1,005,000	1,014,227
Oneida County Local Development Corp., 5.00%, 12/01/2029 (Callable 02/03/2025)	715,000	720,782
Onondaga Civic Development Corp.
5.00%, 08/01/2031	400,000	412,790
5.00%, 08/01/2032	350,000	361,758
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2046 (Callable 04/01/2025)	55,000	54,970
Town of Wallkill NY, 4.75%, 07/24/2025	3,250,000	3,268,205
		46,080,259
North Carolina - 2.8%
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	775,000	818,099
County of Forsyth NC, 5.00%, 06/01/2027	4,915,000	5,163,012

	Par	Value
County of Wake NC, 5.00%, 11/01/2027	$1,140,000	$1,206,996
Fayetteville State University, 5.00%, 04/01/2030	265,000	282,457
Inlivian
4.00%, 04/01/2025 (Callable 02/03/2025)	4,000,000	4,000,820
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	5,348,000	5,425,494
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	1,000,000	1,010,351
5.00%, 04/01/2029(a)	1,055,000	1,105,584
4.00%, 07/01/2048 (Callable 07/01/2027)	135,000	135,069
4.00%, 07/01/2050 (Callable 07/01/2029)	1,905,000	1,907,888
6.00%, 07/01/2053 (Callable 07/01/2031)	4,455,000	4,719,665
6.25%, 01/01/2055 (Callable 07/01/2032)	2,495,000	2,696,355
North Carolina Medical Care Commission, 4.00%, 10/01/2027	1,020,000	1,017,473
Raleigh Housing Authority
5.00%, 10/01/2026(a)	4,000,000	4,043,935
5.00%, 12/01/2026(a)	4,000,000	4,054,561
Town of Holly Springs NC
5.00%, 11/01/2027	300,000	316,792
5.00%, 11/01/2028	260,000	279,111
5.00%, 11/01/2029	210,000	229,027
Town of Morehead City NC, 4.05%, 01/01/2028(a)	2,000,000	2,021,019
		40,433,708
North Dakota - 1.4%
City of Horace ND
3.00%, 05/01/2025	250,000	248,270
3.00%, 05/01/2025	205,000	203,480
3.00%, 05/01/2026	345,000	336,776
3.00%, 05/01/2026	100,000	97,429
3.00%, 05/01/2027 (Callable 05/01/2026)	265,000	254,032
5.00%, 05/01/2027	475,000	488,707
3.00%, 05/01/2028 (Callable 05/01/2027)	305,000	285,832
5.00%, 05/01/2028	480,000	497,282
5.00%, 05/01/2029	670,000	697,631
5.00%, 05/01/2030	530,000	556,058
5.00%, 05/01/2031	3,465,000	3,670,004
City of Mayville ND
3.75%, 08/01/2025 (Callable 02/03/2025)	915,000	905,362
5.00%, 05/01/2031	3,850,000	3,961,996
North Dakota Housing Finance Agency
4.00%, 07/01/2048 (Callable 01/01/2027)	245,000	245,037

The accompanying notes are an integral part of these financial statements.

146

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
4.00%, 01/01/2051 (Callable 07/01/2029)	$1,460,000	$1,462,354
3.00%, 07/01/2052 (Callable 01/01/2031)	2,560,000	2,472,514
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 01/21/2025)	150,000	149,788
4.63%, 03/01/2026 (Callable 01/21/2025)	2,620,000	2,597,958
Williston Public School District No 1/ND, 3.00%, 08/01/2026 (Callable 02/03/2025)	1,015,000	1,006,136
		20,136,646
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2025	150,000	151,547
5.00%, 11/15/2028	1,240,000	1,300,029
City of Lorain OH, 3.00%, 12/01/2025	10,000	9,962
City of Middleburg Heights OH, 5.00%, 08/01/2026	270,000	275,637
City of Waterville OH, 1.00%, 12/01/2026	835,000	796,650
Cleveland-Cuyahoga County Port Authority, 5.00%, 08/01/2026 (Callable 02/03/2025)	550,000	550,460
Columbus Metropolitan Housing Authority
5.00%, 08/01/2027 (Callable 08/01/2026)	1,900,000	1,937,762
5.00%, 12/01/2034 (Callable 06/01/2031)	2,350,000	2,468,119
Columbus-Franklin County Finance Authority, 4.00%, 05/15/2035 (Callable 11/15/2032)	2,015,000	1,981,650
County of Allen OH Hospital Facilities Revenue, 5.00%, 10/01/2049 (Callable 02/03/2027)(a)	1,500,000	1,558,202
County of Franklin OH, 5.00%, 11/01/2029 (Callable 11/01/2027)	1,000,000	1,048,083
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2027	1,290,000	1,365,766
5.00%, 12/01/2028	710,000	764,561
County of Montgomery OH
5.00%, 09/01/2027	405,000	420,966
5.00%, 11/15/2027	2,085,000	2,161,931
5.00%, 09/01/2029	440,000	467,596
5.00%, 09/01/2030	375,000	402,254
5.00%, 09/01/2031	390,000	421,437
5.00%, 09/01/2032	1,000,000	1,087,026

	Par	Value
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	$9,011,000	$9,994,851
Cuyahoga Metropolitan Housing Authority, 4.75%, 12/01/2027(a)	2,550,000	2,577,723
Northeast Ohio Medical University, 5.00%, 12/01/2025	125,000	126,104
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	6,595,000	6,626,327
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	550,000	550,087
5.00%, 05/01/2026 (Callable 05/01/2025)	750,000	754,424
5.00%, 12/01/2027	550,000	558,763
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/03/2025)(b)	1,500,000	1,500,811
5.00%, 08/01/2026(a)	175,000	176,666
5.00%, 12/01/2026(a)	1,000,000	1,013,640
4.00%, 03/01/2047 (Callable 09/01/2025)	30,000	29,966
4.50%, 03/01/2050 (Callable 09/01/2028)	4,565,000	4,605,180
3.75%, 09/01/2050 (Callable 03/01/2029)	10,000	9,964
Ohio Water Development Authority, 5.25%, 06/01/2026	1,270,000	1,291,062
Ohio Water Development Authority Water Pollution Control Loan Fund, 2.35%, 12/01/2054 (Callable 02/03/2025)(a)	3,000,000	3,000,000
Port of Greater Cincinnati Development Authority
5.00%, 04/01/2027	250,000	257,980
4.00%, 11/15/2028	630,000	635,397
Reynoldsburg City School District, 4.94%, 09/01/2032	4,660,000	4,807,808
State of Ohio, 3.80%, 01/15/2045 (Callable 01/02/2025)(a)	125,000	125,000
Toledo-Lucas County Port Authority
3.30%, 05/15/2028	1,110,000	1,083,111
2.00%, 11/15/2031	805,000	713,774
4.00%, 11/15/2034 (Callable 11/15/2032)	1,150,000	1,136,602
Village of Bluffton OH, 5.00%, 12/01/2025	1,500,000	1,520,264
		62,265,142
Oklahoma - 2.6%
Caddo County Educational Facilities Authority
5.00%, 09/01/2028	770,000	799,331
5.00%, 09/01/2029	845,000	882,410
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	1,695,000	1,716,962

The accompanying notes are an integral part of these financial statements.

147

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Garfield County Educational Facilities Authority, 5.00%, 09/01/2027 (Callable 09/01/2026)	$2,000,000	$2,046,882
Grady County School Finance Authority
5.00%, 12/01/2026	1,015,000	1,040,046
5.00%, 12/01/2027 (Callable 12/01/2026)	1,065,000	1,091,890
Kay County Public Buildings Authority, 5.00%, 09/01/2029	520,000	549,601
Muskogee Industrial Trust, 5.00%, 09/01/2026	1,775,000	1,810,073
Oklahoma County Independent School District No 52 Midwest City-Del City
4.00%, 07/01/2027	4,140,000	4,221,749
4.00%, 07/01/2028	3,990,000	4,094,794
Oklahoma Housing Finance Agency
4.00%, 06/01/2028 (Callable 06/01/2025)(a)	1,250,000	1,251,255
5.00%, 03/01/2052 (Callable 03/01/2031)	1,680,000	1,726,959
6.00%, 03/01/2054 (Callable 09/01/2032)	2,570,000	2,790,984
6.50%, 09/01/2054 (Callable 09/01/2032)	1,610,000	1,790,171
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	2,000,000	1,918,715
Payne County Economic Development Authority, 4.00%, 09/01/2030	905,000	871,003
Purcell Public Works Authority, 5.00%, 03/01/2027	880,000	911,372
Sallisaw Municipal Authority
4.00%, 06/01/2025	680,000	679,933
4.00%, 06/01/2026	710,000	711,050
4.00%, 06/01/2028 (Callable 06/01/2026)	765,000	754,441
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	2,250,000	2,158,655
Tulsa Metropolitan Utility Authority
0.05%, 04/01/2026	2,385,000	2,283,412
0.05%, 04/01/2027	2,465,000	2,277,398
		38,379,086
Oregon - 0.7%
Curry Health District
5.00%, 01/01/2027	540,000	554,559
5.00%, 01/01/2028	520,000	539,760
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	2,680,000	2,696,649

	Par	Value
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(b)	$3,000,000	$2,961,057
State of Oregon
5.00%, 08/01/2026	1,750,000	1,806,998
4.00%, 12/01/2048 (Callable 12/01/2026)	195,000	194,974
State of Oregon Housing & Community Services Department
3.88%, 01/01/2033 (Callable 02/03/2025)	235,000	234,759
3.50%, 07/01/2036 (Callable 01/01/2025)	5,000	5,000
4.50%, 01/01/2049 (Callable 07/01/2027)	440,000	441,185
4.50%, 07/01/2049 (Callable 07/01/2027)	155,000	155,579
		9,590,520
Pennsylvania - 2.5%
Bucks County Industrial Development Authority, 5.00%, 07/01/2025	350,000	348,824
Caernarvon Township Authority
4.00%, 09/01/2027 (Callable 02/03/2025)	130,000	130,028
4.00%, 09/01/2028 (Callable 02/03/2025)	165,000	165,027
4.00%, 09/01/2029 (Callable 02/03/2025)	170,000	170,019
4.00%, 09/01/2030 (Callable 02/03/2025)	175,000	175,013
Chester County Industrial Development Authority, 5.00%, 03/01/2027 (Callable 09/01/2026)	1,000,000	1,016,159
City of Bradford PA, 2.50%, 11/01/2025	395,000	389,662
City of DuBois PA, 3.00%, 05/01/2027 (Callable 05/01/2026)	2,565,000	2,505,472
City of Erie Higher Education Building Authority
5.00%, 05/01/2025	160,000	160,150
5.00%, 05/01/2027	225,000	229,645
City of Philadelphia PA, 5.00%, 08/01/2032 (Callable 08/01/2027)	600,000	627,248
City of Scranton PA
5.00%, 09/01/2025	405,000	407,356
5.00%, 09/01/2026	420,000	426,697
5.00%, 09/01/2027	440,000	451,466
City of York PA, 5.00%, 11/15/2025	1,505,000	1,510,702
County of Allegheny PA, 3.95% (SOFR + 0.55%), 11/01/2026 (Callable 02/03/2025)	1,035,000	1,029,953

The accompanying notes are an integral part of these financial statements.

148

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
County of Lackawanna PA, 4.00%, 09/01/2026	$1,445,000	$1,457,211
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 02/03/2025)	490,000	490,203
Indiana County Municipal Services Authority
5.00%, 10/01/2027	310,000	322,266
5.00%, 10/01/2028	325,000	342,155
Latrobe Industrial Development Authority
5.00%, 03/01/2027	395,000	401,340
5.00%, 03/01/2028	215,000	219,783
Lycoming County Authority, 4.75%, 11/01/2043(a)	1,250,000	1,255,553
Montgomery County Industrial Development Authority/PA, 4.00%, 12/01/2025	390,000	389,395
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)	635,000	638,427
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029(d)	3,000,000	3,156,321
5.00%, 06/30/2030(d)	1,500,000	1,580,025
Pennsylvania Economic Development Financing Authority Parking System Revenue, 5.00%, 01/01/2026	1,250,000	1,269,938
Pennsylvania Higher Education Assistance Agency, 5.00%, 06/01/2029(d)	725,000	758,654
Pennsylvania Higher Educational Facilities Authority, 5.00%, 05/01/2025	575,000	577,530
Pennsylvania Housing Finance Agency
4.00%, 10/01/2046 (Callable 04/01/2026)	665,000	664,284
4.25%, 10/01/2052 (Callable 04/01/2032)	1,040,000	1,049,076
6.25%, 10/01/2053 (Callable 04/01/2033)	3,960,000	4,281,456
Pennsylvania Turnpike Commission
5.00%, 12/01/2028	370,000	383,404
5.00%, 12/01/2032 (Callable 12/01/2027)	1,520,000	1,585,315
Reading School District, 0.00%, 01/15/2026(c)	670,000	642,791
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2025	40,000	40,504
Sports & Exhibition Authority of Pittsburgh & Allegheny County, 5.00%, 12/15/2034 (Callable 12/15/2027)	1,000,000	1,033,421

	Par	Value
State Public School Building Authority, 0.00%, 05/15/2028(c)	$2,075,000	$1,840,786
Township of North Fayette PA, 4.00%, 04/15/2025 (Callable 02/03/2025)	210,000	210,069
Westmoreland County Industrial Development Authority/PA
4.00%, 07/01/2025	550,000	549,613
4.00%, 07/01/2026	725,000	724,027
5.00%, 07/01/2029	1,555,000	1,611,560
		37,218,528
Puerto Rico - 0.0%(e)
Puerto Rico Public Finance Corp., 6.00%, 08/01/2026	545,000	567,766
Rhode Island - 1.0%
Providence Public Building Authority
5.00%, 09/15/2026	3,230,000	3,319,640
5.00%, 09/15/2028	2,425,000	2,567,212
5.00%, 09/15/2030 (Callable 09/15/2029)	4,560,000	4,879,050
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2028	900,000	952,893
5.00%, 05/15/2029	750,000	805,746
Rhode Island Housing & Mortgage Finance Corp., 3.75%, 10/01/2049 (Callable 04/01/2029)	1,025,000	1,020,350
Tobacco Settlement Financing Corp./RI, 5.00%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,080,530
		14,625,421
South Carolina - 1.8%
City of Myrtle Beach SC
5.00%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,026,758
5.00%, 06/01/2029	600,000	644,496
5.00%, 06/01/2030	750,000	816,651
Greenville Housing Authority/SC, 5.00%, 07/01/2027 (Callable 07/01/2026)(a)	832,000	851,168
Greenwood Fifty Schools Facilities, Inc., 5.00%, 12/01/2027 (Callable 06/01/2026)	1,125,000	1,151,597
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,150,000	2,158,040
5.75%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,700,091
South Carolina State Housing Finance & Development Authority
4.00%, 07/01/2036 (Callable 07/01/2025)	115,000	114,914

The accompanying notes are an integral part of these financial statements.

149

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
4.00%, 07/01/2047 (Callable 01/01/2027)	$315,000	$314,757
4.50%, 07/01/2048 (Callable 07/01/2027)	150,000	150,741
4.00%, 01/01/2050 (Callable 07/01/2028)	1,205,000	1,207,524
4.00%, 07/01/2050 (Callable 07/01/2029)	1,115,000	1,117,145
3.00%, 01/01/2052 (Callable 07/01/2030)	7,600,000	7,395,773
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025)(a)	2,671,000	2,660,888
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2027(c)	1,835,000	1,641,649
0.00%, 10/01/2029(c)	1,835,000	1,509,223
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	1,280,000	1,454,691
		25,916,106
South Dakota - 0.2%
City of Rapid City SD Airport Revenue, 5.00%, 12/01/2025	310,000	312,252
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2025	100,000	99,305
3.00%, 09/01/2027	105,000	102,471
3.00%, 09/01/2028	200,000	192,810
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	2,475,000	2,677,474
		3,384,312
Tennessee - 1.6%
City of Jackson TN
5.00%, 04/01/2026 (Callable 04/01/2025)	1,065,000	1,067,423
5.00%, 04/01/2027 (Callable 04/01/2025)	645,000	646,770
5.00%, 04/01/2027 (Callable 04/01/2025)	20,000	20,072
City of Manchester TN, 2.00%, 08/01/2028	1,235,000	1,175,928
City of Morristown TN, 2.00%, 03/01/2029	1,635,000	1,541,257
City of Sevierville TN, 5.00%, 06/01/2027	2,845,000	2,981,090
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(b)	2,880,000	2,884,457
Johnson City Health & Educational Facilities Board, 0.00%, 07/01/2028(c)	75,000	65,302

	Par	Value
Metropolitan Government Nashville & Davidson County Health & Educational FacsBd
4.00%, 10/01/2028	$125,000	$124,908
3.85%, 02/01/2048(a)	3,500,000	3,506,896
TennergyCorp./TN
5.25%, 12/01/2026	700,000	717,552
5.50%, 12/01/2027	770,000	802,475
5.50%, 12/01/2028	1,000,000	1,055,042
5.50%, 12/01/2029	2,230,000	2,379,547
Tennessee Housing Development Agency
3.85%, 07/01/2032 (Callable 01/23/2025)	685,000	685,066
4.00%, 07/01/2039 (Callable 01/23/2025)	55,000	54,956
4.00%, 01/01/2043 (Callable 07/01/2027)	310,000	310,083
3.75%, 01/01/2050 (Callable 01/01/2029)	1,655,000	1,649,429
6.25%, 01/01/2054 (Callable 07/01/2032)	1,980,000	2,139,896
		23,808,149
Texas - 17.2%
Abilene Convention Center Hotel Development Corp., 3.75%, 10/01/2031(b)	1,120,000	1,018,762
Alice Independent School District, 5.00%, 08/15/2027	790,000	827,256
Alief Independent School District, 5.00%, 02/15/2027	1,040,000	1,083,466
Allen Independent School District, 4.00%, 02/15/2029 (Callable 02/15/2027)	1,985,000	2,019,620
Arcola Municipal Management District No 1, 6.50%, 11/01/2030	2,025,000	2,220,506
Arlington Higher Education Finance Corp.
5.00%, 08/15/2027	530,000	556,769
4.00%, 08/15/2028	370,000	375,553
4.88%, 06/15/2056 (Callable 06/15/2025)(a)(b)	1,750,000	1,759,994
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	4,075,000	4,120,582
3.50%, 11/01/2043 (Callable 05/01/2025)(a)	3,500,000	3,496,845
Austin Affordable Pfc, Inc., 5.00%, 11/01/2028 (Callable 11/01/2027)(a)	2,857,000	2,972,632
BanqueteIndependent School District
5.00%, 08/01/2027	250,000	262,189
5.00%, 08/01/2028	210,000	223,545
5.00%, 08/01/2029	265,000	286,343
5.00%, 08/01/2030	200,000	219,197

The accompanying notes are an integral part of these financial statements.

150

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	$4,000,000	$4,014,711
Brazos Higher Education Authority, Inc., 5.00%, 04/01/2030(d)	1,050,000	1,099,327
Brookfield Water Control & Improvement District, 7.00%, 09/01/2028	415,000	467,493
Cayuga Independent School District, 5.00%, 02/15/2029	1,135,000	1,218,557
Central Texas Turnpike System, 0.00%, 08/15/2026(c)	9,060,000	8,573,502
Charlotte Independent School District
5.00%, 08/01/2028	245,000	261,231
5.00%, 08/01/2030	380,000	416,678
Chisum Independent School District, 5.00%, 08/15/2027	325,000	340,745
Cimarron Municipal Utility District, 4.00%, 03/01/2025	70,000	70,064
City of Allen TX
5.00%, 08/15/2027	300,000	315,022
5.00%, 08/15/2028	500,000	533,140
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2028	200,000	212,813
5.00%, 09/01/2029	495,000	534,388
City of Dallas Housing Finance Corp., 5.00%, 07/01/2042 (Callable 01/01/2027)(a)	2,110,000	2,171,331
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2029 (Callable 02/03/2025)	1,500,000	1,501,827
City of Pearland TX, 5.00%, 03/01/2030 (Callable 03/01/2026)	885,000	900,921
City of Temple TX, 5.00%, 08/01/2028	360,000	382,592
Clifton Higher Education Finance Corp., 5.00%, 08/15/2026	1,010,000	1,030,033
Collin County Municipal Utility District No 2
7.00%, 09/01/2029	2,435,000	2,620,105
4.50%, 09/01/2030	4,450,000	4,604,648
Colony Municipal Utility District No 1A
7.00%, 08/15/2027	280,000	301,423
7.00%, 08/15/2028	295,000	325,042
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2027	555,000	562,964
4.00%, 03/01/2028	580,000	591,338
Cool Water Municipal Utility District, 7.00%, 08/15/2029	1,325,000	1,460,837

	Par	Value
Cotulla Independent School District, 5.00%, 02/15/2028	$1,250,000	$1,328,696
County of McLennan TX, 5.00%, 06/01/2025	240,000	241,107
County of Wise TX, 5.00%, 08/15/2026	850,000	864,766
Cypress-Fairbanks Independent School District, 5.00%, 02/15/2027	2,740,000	2,856,238
Decatur Hospital Authority, 5.75%, 09/01/2029	855,000	909,021
Duncanville Independent School District/TX, 5.00%, 02/15/2027 (Callable 02/15/2025)	220,000	220,481
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050(a)	2,000,000	2,033,140
Eanes Independent School District, 5.00%, 08/01/2028	1,060,000	1,132,081
EP Cimarron Ventanas PFC
5.00%, 06/01/2025	450,000	452,220
5.00%, 12/01/2025	375,000	379,406
5.00%, 06/01/2026	385,000	392,008
5.00%, 12/01/2026	395,000	404,708
5.00%, 06/01/2027	400,000	412,334
5.00%, 06/01/2028	425,000	441,330
5.00%, 06/01/2029	445,000	464,554
5.00%, 12/01/2029	230,000	240,331
Fort Bend County Municipal Utility District No 132, 6.75%, 09/01/2029	835,000	896,470
Fort Bend County Municipal Utility District No 134D, 5.75%, 09/01/2030	5,050,000	5,378,226
Fort Bend County Municipal Utility District No 182, 5.00%, 09/01/2030	3,985,000	4,157,257
Fort Bend County Municipal Utility District No 184, 4.75%, 04/01/2029	1,440,000	1,491,000
Fort Bend County Municipal Utility District No 215, 6.50%, 09/01/2030	2,020,000	2,209,222
Fort Bend County Municipal Utility District No 222, 6.50%, 07/01/2030	1,560,000	1,711,158
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	5,000,000	5,075,419
Frisco Independent School District, 0.00%, 08/15/2029(c)	100,000	85,083
Fulshear Municipal Utility District No 3A
5.50%, 09/01/2030	2,990,000	3,160,255
5.50%, 09/01/2030	1,800,000	1,902,576
Galena Park Independent School District, 0.00%, 08/15/2026(c)	1,000,000	949,020
Generation Park Management District, 6.00%, 09/01/2030	6,435,000	6,927,152
Godley Independent School District
5.00%, 02/15/2027	485,000	503,142
5.00%, 02/15/2028	415,000	436,687
5.00%, 02/15/2029	515,000	549,214

The accompanying notes are an integral part of these financial statements.

151

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 02/15/2030	$600,000	$647,143
5.00%, 02/15/2031	500,000	545,249
Goliad Independent School District, 5.00%, 02/15/2026	1,005,000	1,026,765
Harris County Health Facilities Development Corp., 5.75%, 07/01/2027	670,000	690,994
Harris County Municipal Utility District No 120, 3.25%, 08/01/2025 (Callable 02/03/2025)	350,000	349,728
Harris County Municipal Utility District No 165, 5.00%, 03/01/2030	2,380,000	2,465,261
Harris County Municipal Utility District No 422
4.50%, 09/01/2030	1,800,000	1,853,266
4.50%, 09/01/2030	1,050,000	1,081,072
Harris County Municipal Utility District No 55, 5.00%, 02/01/2030	4,685,000	4,883,080
Houston Independent School District, 3.50%, 06/01/2039(a)	4,885,000	4,875,983
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,750,000	3,906,435
Katy Development Authority
3.00%, 06/01/2028 (Callable 06/01/2027)	375,000	363,964
3.00%, 06/01/2029 (Callable 06/01/2027)	450,000	432,348
Kaufman County Municipal Utility District No 3, 6.50%, 03/01/2030	3,290,000	3,568,610
Kendall County Water Control & Improvement District No 2A, 7.00%, 09/01/2030	1,335,000	1,470,651
Kilgore Independent School District, 2.00%, 02/15/2052(a)	155,000	153,522
Klein Independent School District, 5.00%, 08/01/2028	750,000	803,109
La Joya Independent School District, 5.00%, 02/15/2028	1,355,000	1,425,340
La Vega Independent School District
5.00%, 02/15/2027	170,000	176,785
5.00%, 02/15/2028	125,000	132,294
5.00%, 02/15/2029	250,000	268,405
Lake Dallas Independent School District, 0.00%, 08/15/2026(c)	1,000,000	949,171
Lakes Fresh Water Supply District of Denton County
6.00%, 09/01/2026	505,000	525,921
6.50%, 09/01/2026	300,000	314,834
6.00%, 09/01/2027	645,000	686,553
6.50%, 09/01/2027	300,000	323,112
Leander Independent School District, 5.00%, 08/15/2026	1,150,000	1,187,210

	Par	Value
Leander Municipal Utility District No 2, 6.50%, 08/15/2030	$1,215,000	$1,338,361
Llano Independent School District, 5.00%, 02/15/2027	1,400,000	1,457,339
Love Field Airport Modernization Corp., 5.00%, 11/01/2034 (Callable 11/01/2025)(d)	3,775,000	3,800,885
Lower Colorado River Authority, 4.75%, 01/01/2028	90,000	91,923
Manor Independent School District, 5.00%, 08/01/2027	1,015,000	1,066,552
Meyer Ranch Municipal Utility District, 6.75%, 08/15/2028	1,080,000	1,153,126
Midland Independent School District, 5.00%, 02/15/2028	2,000,000	2,124,684
Mission Economic Development Corp., 4.25%, 06/01/2048 (Callable 04/02/2027)(a)(d)	2,000,000	2,005,520
Montgomery County Municipal Utility District No 105, 2.00%, 09/01/2027 (Callable 09/01/2025)	435,000	403,635
Montgomery County Municipal Utility District No 121, 6.00%, 09/01/2030	1,320,000	1,410,192
Montgomery County Municipal Utility District No 138, 5.00%, 03/01/2031	1,765,000	1,838,602
Montgomery County Municipal Utility District No 163
6.50%, 11/01/2030 (Callable 11/01/2029)	265,000	296,858
6.50%, 11/01/2031 (Callable 11/01/2029)	280,000	313,525
Montgomery County Municipal Utility District No 165, 6.25%, 09/01/2030	1,480,000	1,599,521
Montgomery County Municipal Utility District No 186, 7.00%, 12/01/2029	1,120,000	1,210,633
Newark Higher Education Finance Corp., 5.00%, 08/15/2028 (Callable 02/03/2025)	705,000	705,962
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	700,000	714,772
North Texas Higher Education Authority, Inc.
5.00%, 06/01/2027(d)	250,000	256,429
5.00%, 06/01/2028(d)	1,100,000	1,140,837
5.00%, 06/01/2029(d)	1,450,000	1,503,001
4.13%, 06/01/2045 (Callable 06/01/2031)(d)	2,000,000	1,881,545
North Texas Tollway Authority, 0.00%, 01/01/2029(c)	7,990,000	6,934,049
Northlake Municipal Management District No 1, 6.75%, 03/01/2027	545,000	580,799

The accompanying notes are an integral part of these financial statements.

152

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Northside Independent School District
5.00%, 08/01/2026	$500,000	$515,231
5.00%, 08/01/2027	500,000	526,414
5.00%, 08/01/2028	2,880,000	3,083,937
2.00%, 06/01/2052(a)	3,735,000	3,587,356
Port of Port Arthur Navigation District, 2.70%, 04/01/2040 (Callable 01/02/2025)(a)	2,300,000	2,300,000
Prosper Independent School District, 4.00%, 02/15/2050(a)	1,250,000	1,258,005
PSC/TX, 3.75%, 12/01/2040	5,875,000	5,735,641
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	3,000,000	3,045,794
San Antonio Independent School District/TX, 5.00%, 08/15/2028	750,000	802,564
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	1,715,000	1,784,131
Sienna Municipal Utility District No 4
2.00%, 09/01/2027 (Callable 09/01/2025)	500,000	466,205
2.00%, 09/01/2028 (Callable 09/01/2025)	315,000	285,941
Sienna Municipal Utility District No 6
5.50%, 09/01/2027	375,000	392,479
5.50%, 09/01/2028	390,000	414,491
6.50%, 09/01/2029	1,300,000	1,396,345
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	3,500,000	3,518,198
Spring Independent School District, 5.00%, 08/15/2030	4,000,000	4,378,183
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	2,000,000	1,991,575
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	225,000	220,693
5.00%, 11/15/2026	700,000	707,003
5.00%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,065,938
5.00%, 11/15/2029 (Callable 11/15/2027)	1,855,000	1,882,886
Tarrant County Housing Finance Corp.
5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,017,674
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,000,000	1,038,112
Texas Department of Housing & Community Affairs
5.00%, 03/01/2041 (Callable 03/01/2025)(a)	2,000,000	2,005,072
4.75%, 03/01/2049 (Callable 09/01/2027)	325,000	327,352

	Par	Value
5.50%, 09/01/2052 (Callable 03/01/2032)	$2,835,000	$2,995,128
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2027	6,250,000	6,448,457
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029)(a)	3,500,000	3,725,810
Texas Municipal Gas Acquisition and Supply Corp. I, 4.55% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2025)	8,300,000	8,291,829
Texas State Affordable Housing Corp., 4.25%, 03/01/2049 (Callable 03/01/2029)	280,000	281,228
Travis County Housing Finance Corp., 4.13%, 06/01/2045 (Callable 12/01/2025)(a)	4,410,000	4,435,481
Viridian Municipal Management District
5.00%, 12/01/2025	170,000	172,123
5.00%, 12/01/2025	100,000	101,249
4.00%, 12/01/2026 (Callable 02/03/2025)	340,000	339,153
5.00%, 12/01/2027	250,000	262,340
5.00%, 12/01/2028	250,000	265,230
5.00%, 12/01/2028	200,000	212,184
Waller Consolidated Independent School District, 6.00%, 02/15/2027	2,680,000	2,844,390
Waller County Municipal Utility District No 37
6.50%, 09/01/2030	1,430,000	1,573,691
7.25%, 09/01/2030	575,000	637,966
Williamson County Municipal Utility District No 31, 6.00%, 08/15/2028	1,030,000	1,075,147
		250,502,474
Utah - 0.5%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2030 (Callable 07/01/2027)(d)	1,600,000	1,643,063
Duchesne County School District, 5.00%, 06/01/2025	200,000	201,087
Utah Charter School Finance Authority, 3.63%, 06/15/2029 (Callable 06/15/2027)(b)	850,000	812,628
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	545,000	544,263
6.25%, 07/01/2055 (Callable 01/01/2033)	3,200,000	3,554,498
		6,755,539

The accompanying notes are an integral part of these financial statements.

153

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - 0.2%
Vermont Housing Finance Agency
4.00%, 11/01/2044 (Callable 02/03/2025)	$10,000	$10,006
4.00%, 11/01/2048 (Callable 05/01/2027)	425,000	424,775
4.00%, 11/01/2049 (Callable 05/01/2028)	1,290,000	1,293,674
3.75%, 11/01/2050 (Callable 05/01/2029)	775,000	772,648
		2,501,103
Virginia - 1.6%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	1,000,000	968,461
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	355,000	359,098
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	5,000,000	5,146,358
Harrisonburg Redevelopment & Housing Authority, 4.00%, 12/01/2028 (Callable 12/01/2026)(a)	1,650,000	1,668,250
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	145,000	145,000
5.00%, 05/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,530,479
Richmond Redevelopment & Housing Authority, 3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,000,000	1,992,229
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,500,000	1,541,020
Virginia College Building Authority, 4.00%, 02/01/2028 (Callable 02/01/2026)	325,000	327,386
Virginia Commonwealth Transportation Board, 5.00%, 05/15/2030 (Callable 11/15/2027)	1,355,000	1,427,134
Virginia Public Building Authority
5.00%, 08/01/2029 (Callable 08/01/2026)(d)	3,500,000	3,569,252
5.00%, 08/01/2029	2,430,000	2,642,176
Virginia Small Business Financing Authority
5.00%, 01/01/2028 (Callable 07/01/2027)	1,115,000	1,157,276
5.25%, 10/01/2029 (Callable 02/03/2025)	1,005,000	1,005,671
		23,479,790

	Par	Value
Washington - 2.7%
Central Puget Sound Regional Transit Authority
4.75%, 02/01/2028 (Callable 02/03/2025)	$185,000	$186,075
2.92% (SIFMA Municipal Swap Index + 0.20%), 11/01/2045 (Callable 11/01/2025)	9,000,000	8,924,970
Central Washington University, 4.00%, 05/01/2026 (Callable 02/03/2025)	435,000	435,047
City of Seattle WA Municipal Light & Power Revenue, 2.97% (SIFMA Municipal Swap Index + 0.25%), 05/01/2045 (Callable 05/01/2026)	8,855,000	8,714,815
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025)(a)	450,000	434,964
King County Public Hospital District No 1, 5.00%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,271,762
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2025	445,000	445,000
San Juan County School District No 137 Orcas Island, 4.00%, 12/01/2028 (Callable 02/03/2025)	675,000	675,063
Seattle Housing Authority, 1.00%, 06/01/2026 (Callable 01/23/2025)	2,000,000	1,906,901
State of Washington, 5.00%, 08/01/2029 (Callable 08/01/2026)	1,860,000	1,911,355
Tacoma Metropolitan Park District
4.00%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,704,758
4.00%, 12/01/2027	2,505,000	2,569,190
Washington Health Care Facilities Authority
5.00%, 10/01/2026	1,520,000	1,557,606
5.00%, 12/01/2026(b)	285,000	293,097
Washington State Housing Finance Commission
6.00%, 07/01/2025(b)	335,000	338,725
5.00%, 07/01/2028	210,000	221,126
4.50%, 07/01/2030 (Callable 07/01/2025)(b)	2,530,000	2,514,000
6.50%, 07/01/2030 (Callable 07/01/2025)(b)	800,000	810,650
4.75%, 01/01/2034 (Callable 01/01/2030)(b)	940,000	922,364
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,130,000	1,146,422
		39,983,890

The accompanying notes are an integral part of these financial statements.

154

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
West Virginia - 0.4%
West Virginia Housing Development Fund, 3.00%, 11/01/2026	$2,080,000	$2,050,095
Wyoming County Board of Education
5.00%, 06/01/2027	875,000	910,420
5.00%, 06/01/2028	1,030,000	1,087,512
5.00%, 06/01/2029	1,095,000	1,171,084
5.00%, 06/01/2030	1,010,000	1,092,969
		6,312,080
Wisconsin - 3.3%
City of Marinette WI Waterworks System Revenue, 4.00%, 05/01/2027 (Callable 02/03/2025)	150,000	148,828
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2027 (Callable 06/01/2026)	970,000	978,780
City of Oshkosh WI Storm Water Utility Revenue, 4.00%, 05/01/2029 (Callable 02/03/2025)	125,000	125,067
County of St Croix WI, 2.60%, 03/01/2027	625,000	604,344
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,509,761
D C Everest Area School District/WI
3.63%, 04/01/2038 (Callable 04/01/2027)	1,310,000	1,327,097
3.63%, 04/01/2038 (Callable 04/01/2027)	1,290,000	1,308,240
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	7,000,000	7,081,827
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 02/03/2025)	175,000	174,440
Public Finance Authority
5.00%, 04/01/2025	60,000	60,061
5.00%, 07/01/2025(d)	265,000	266,020
5.00%, 07/01/2026(d)	465,000	471,027
5.00%, 07/01/2027(b)	290,000	297,091
5.00%, 10/01/2027(b)	500,000	508,445
5.00%, 07/01/2028(d)	1,245,000	1,283,206
5.00%, 07/01/2028(b)	250,000	257,580
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	1,520,000	1,600,471
5.50%, 12/15/2028 (Callable 06/01/2025)(b)	2,100,000	2,103,883
5.00%, 07/01/2029(d)	1,365,000	1,416,861
0.00%, 09/01/2029 (Callable 09/01/2026)(b)(c)	300,000	215,456
5.00%, 10/01/2029(b)	3,000,000	3,079,014
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	2,100,000	2,087,858

	Par	Value
5.00%, 07/01/2030(b)	$995,000	$1,045,619
Village of Kewaskum WI
5.00%, 04/01/2026	175,000	176,477
5.00%, 04/01/2029	165,000	171,740
5.00%, 04/01/2030	330,000	345,794
Wisconsin Center District
5.25%, 12/15/2027	35,000	36,421
0.00%, 12/15/2031(c)	1,000,000	751,719
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2025	300,000	300,406
5.00%, 07/01/2025 (Callable 01/23/2025)	660,000	660,461
2.75%, 08/15/2025 (Callable 02/03/2025)	1,440,000	1,431,716
4.00%, 09/15/2025	765,000	762,990
5.00%, 11/01/2025	245,000	244,715
5.00%, 02/15/2026	400,000	405,321
5.00%, 11/01/2026	710,000	710,502
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	7,000,000	7,117,173
4.00%, 09/15/2027	830,000	824,204
5.00%, 02/15/2028	515,000	536,039
5.00%, 11/01/2029 (Callable 11/01/2026)	815,000	816,589
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	3,450,000	3,513,592
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	80,000	79,510
4.00%, 03/01/2048 (Callable 03/01/2027)	130,000	129,905
4.25%, 03/01/2049 (Callable 09/01/2028)	410,000	412,530
		48,378,780
Wyoming - 0.3%
Carbon County Specific Purpose Tax Joint Powers Board
5.00%, 06/15/2025	950,000	956,321
5.00%, 06/15/2026	340,000	346,205
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	2,000,000	1,998,663
Wyoming Community Development Authority
2.60%, 12/01/2031 (Callable 06/01/2031)	620,000	563,682
3.75%, 12/01/2049 (Callable 12/01/2028)	525,000	523,453
		4,388,324
TOTAL MUNICIPAL BONDS (Cost $1,442,890,999)		1,434,928,264

The accompanying notes are an integral part of these financial statements.

155

BAIRD SHORT-TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Continued)

	Par	Value
U.S. TREASURY SECURITIES - 0.8%
United States Treasury Note/Bond, 0.50%, 04/30/2027	$12,000,000	$11,006,250
TOTAL U.S. TREASURY SECURITIES (Cost $10,875,182)		11,006,250
	Shares
SHORT-TERM INVESTMENTS - 0.0%(e)
Money Market Funds - 0.0%(e)
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.70%(f)	590,877	590,877
TOTAL SHORT-TERM INVESTMENTS (Cost $590,877)		590,877
TOTAL INVESTMENTS - 99.1% (Cost $1,454,357,058)		$1,446,525,391
Other Assets in Excess of Liabilities - 0.9%		13,673,482
TOTAL NET ASSETS - 100.0%		$1,460,198,873

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $79,450,682 or 5.4% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $56,309,846 or 4.0% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

156

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Short-Term Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$ 1,434,928,264	$ —	$ 1,434,928,264
U.S. Treasury Securities	—	11,006,250	—	11,006,250
Money Market Funds	590,877	—	—	590,877
Total Investments	$590,877	$ 1,445,934,514	$—	$ 1,446,525,391

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

157

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 97.5%
Alabama - 2.9%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$295,000	$320,584
Alabama Housing Finance Authority
5.00%, 05/01/2026(a)	1,000,000	1,004,875
5.75%, 04/01/2055 (Callable 04/01/2033)	2,950,000	3,186,790
Black Belt Energy Gas District
4.00%, 12/01/2052 (Callable 09/01/2029)(a)	1,000,000	990,478
5.00%, 05/01/2053(a)	2,500,000	2,589,906
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	1,200,000	1,261,452
City of Oxford AL, 3.50%, 09/01/2041 (Callable 01/02/2025)(a)	2,300,000	2,300,000
County of Jefferson AL, 5.00%, 09/15/2032 (Callable 03/15/2027)	1,665,000	1,716,048
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250,000	258,528
5.00%, 12/01/2028	1,065,000	1,109,985
5.00%, 12/01/2030	750,000	790,180
5.00%, 12/01/2031	1,000,000	1,053,288
Industrial Development Board of the City of Mobile Alabama
2.05%, 06/01/2034 (Callable 01/02/2025)(a)	5,000,000	5,000,000
3.92%, 06/01/2034(a)	2,000,000	2,010,815
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032	1,000,000	1,087,593
5.00%, 08/01/2033	500,000	546,879
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	150,000	157,008
Southeast Alabama Gas Supply District, 5.00%, 04/01/2025	2,000,000	2,005,236
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2030	1,790,000	1,849,896
5.00%, 11/01/2030	1,000,000	1,061,479
5.00%, 11/01/2035 (Callable 11/01/2034)	3,350,000	3,472,579
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,287
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,000,000	1,052,055
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	5,700,000	6,002,133

	Par	Value
State of Alabama Docks Department, 5.00%, 10/01/2035 (Callable 10/01/2027)(b)	$2,000,000	$2,033,308
University of South Alabama, 5.00%, 04/01/2034 (Callable 04/01/2029)	1,005,000	1,065,450
		44,192,832
Alaska - 0.5%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	215,000	215,776
6.00%, 06/01/2054 (Callable 06/01/2033)	2,915,000	3,142,008
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 07/01/2025)(b)	1,845,000	1,851,338
4.25%, 04/01/2031 (Callable 02/03/2025)	185,000	185,030
4.00%, 04/01/2032 (Callable 04/01/2029)	1,885,000	1,915,840
Alaska Municipal Bond Bank Authority, 5.00%, 12/01/2028 (Callable 12/01/2026)(b)	615,000	629,668
Borough of Matanuska-Susitna AK
5.25%, 09/01/2026 (Callable 09/01/2025)	35,000	35,477
5.25%, 09/01/2028 (Callable 09/01/2025)	165,000	166,984
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 02/03/2025)	150,000	150,213
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)	110,000	110,808
		8,403,142
Arizona - 1.4%
Arizona Industrial Development Authority
2.47%, 07/01/2025	40,000	39,620
3.17%, 10/01/2025	30,000	29,477
4.00%, 07/15/2026(c)	125,000	124,645
5.00%, 10/01/2028	110,000	112,555
5.00%, 11/01/2028 (Callable 05/01/2028)	765,000	807,361
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	820,000	830,531
5.00%, 10/01/2029	10,000	10,273
1.78%, 09/01/2030(a)(c)	3,813,080	3,514,303
5.00%, 10/01/2030 (Callable 10/01/2029)	140,000	143,624
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	105,000	101,245
3.63%, 05/20/2033	2,894,635	2,741,936
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,616,524

The accompanying notes are an integral part of these financial statements.

158

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2035 (Callable 07/01/2025)	$1,000,000	$1,006,184
5.25%, 07/01/2047 (Callable 07/01/2033)	1,000,000	1,101,111
Glendale Industrial Development Authority
4.00%, 05/15/2025 (Callable 01/23/2025)	75,000	74,760
4.00%, 05/15/2027 (Callable 01/23/2025)	175,000	172,682
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	100,000	80,621
Industrial Development Authority of the City of Phoenix Arizona, 2.95%, 07/01/2026 (Callable 07/01/2025)	680,000	668,724
Maricopa County Industrial Development Authority
4.50%, 07/01/2025(c)	50,000	49,661
5.00%, 07/01/2025	475,000	477,189
2.10%, 07/01/2026(c)	650,000	633,123
5.00%, 07/01/2026	680,000	691,537
5.00%, 07/01/2027	710,000	731,195
5.25%, 07/01/2033 (Callable 07/01/2030)(c)	725,000	720,248
5.00%, 01/01/2036 (Callable 01/01/2025)	1,390,000	1,417,800
5.00%, 12/01/2041 (Callable 06/01/2034)	3,305,000	3,609,189
		21,506,118
Arkansas - 0.7%
Arkansas Development Finance Authority
5.00%, 02/01/2030	1,000,000	1,040,202
5.00%, 02/01/2031	1,150,000	1,200,345
4.16%, 09/01/2044 (Callable 02/03/2025)(a)	5,000,000	5,000,000
5.00%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,036,535
Batesville Public Facilities Board, 5.00%, 06/01/2027	500,000	498,388
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	375,000	361,370
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)	325,000	309,149
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)	605,000	496,194

	Par	Value
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)	$40,000	$40,968
Henderson State University, 3.63%, 11/01/2033 (Callable 02/03/2025)	55,000	53,649
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 02/03/2025)	255,000	235,181
		10,271,981
California - 3.8%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)	25,000	25,807
California Community Choice Financing Authority
5.00%, 05/01/2029	1,285,000	1,344,738
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	1,375,000	1,460,645
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	5,000,000	5,450,517
California Enterprise Development Authority
5.00%, 06/01/2026	200,000	205,381
5.00%, 06/01/2027	440,000	461,444
5.00%, 06/01/2028	230,000	245,666
California Health Facilities Financing Authority
4.00%, 03/01/2033 (Callable 01/23/2025)	250,000	249,654
5.00%, 08/15/2037 (Callable 08/15/2027)	100,000	102,073
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(c)	2,500,000	2,508,052
3.75%, 03/25/2035	3,824,798	3,763,120
4.38%, 09/20/2036	1,481,787	1,515,262
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,000,000	999,829
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)	630,000	631,605
3.42% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	200,000	199,150
California Public Finance Authority
2.38%, 11/15/2028 (Callable 01/23/2025)(c)	255,000	249,001
3.13%, 05/15/2029 (Callable 01/23/2025)(c)	3,250,000	3,165,865
6.38%, 06/01/2059 (Callable 06/01/2031)(c)	2,380,000	2,267,757

The accompanying notes are an integral part of these financial statements.

159

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)	$100,000	$101,827
Calipatria Unified School District
0.00%, 08/01/2025(d)	5,000	4,892
0.00%, 08/01/2027(d)	165,000	149,446
Cathedral City Public Financing Authority, 0.00%, 08/01/2032(d)	1,085,000	808,392
City of Los Angeles Department of Airports, 5.00%, 05/15/2029 (Callable 05/15/2027)(b)	1,375,000	1,415,332
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)	100,000	101,101
City of Vernon CA Electric System Revenue, 5.00%, 04/01/2025	3,000,000	3,011,999
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)	4,000,000	3,997,378
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033	2,584,667	2,370,377
4.00%, 12/25/2036(a)	1,969,182	1,905,730
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	2,985,027	2,647,419
2.25%, 09/25/2037	5,217,164	4,193,063
3.16%, 12/25/2038	4,246,546	3,627,716
Golden West Schools Financing Authority, 0.00%, 08/01/2025(d)	150,000	146,623
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	545,000	553,722
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)	2,000,000	2,041,266
Long Beach Bond Finance Authority, 4.64% (3 mo. Term SOFR + 1.43%), 11/15/2026	700,000	705,197
Mayers Memorial Hospital District
0.00%, 08/01/2025(d)	130,000	126,359
0.00%, 08/01/2026(d)	230,000	213,221
0.00%, 08/01/2029(d)	165,000	132,617
0.00%, 08/01/2032(d)	210,000	143,860
0.00%, 08/01/2034(d)	260,000	156,504
Moreno Valley Unified School District/CA, 0.00%, 08/01/2025(d)	150,000	147,016
Northern California Energy Authority, 5.00%, 08/01/2025	600,000	604,060
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026)	90,000	91,234

	Par	Value
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 06/01/2025)	$100,000	$100,649
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026(d)	2,000,000	1,908,844
Sacramento County Water Financing Authority, 3.74% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 02/03/2025)	2,520,000	2,410,233
San Ysidro School District, 0.00%, 08/01/2027(d)	50,000	45,586
Simi Valley Unified School District, 4.00%, 08/01/2038 (Callable 08/01/2027)	155,000	155,921
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026(d)	315,000	294,852
		59,158,002
Colorado - 2.7%
Arkansas River Power Authority
5.88%, 10/01/2026	545,000	560,237
5.00%, 10/01/2029 (Callable 10/01/2028)	725,000	744,780
5.00%, 10/01/2032 (Callable 10/01/2028)	1,000,000	1,024,172
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)	1,350,000	1,295,887
City & County of Denver CO Airport System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2028)(b)	1,500,000	1,566,187
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)	1,250,000	1,269,517
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027)(b)	3,410,000	3,403,565
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027	105,000	108,518
5.00%, 01/15/2028	275,000	288,665
5.00%, 10/01/2028 (Callable 10/01/2025)	1,950,000	1,887,253
5.00%, 01/15/2029	325,000	345,775
5.00%, 01/15/2030	395,000	425,138
2.00%, 09/01/2030 (Callable 09/01/2028)	415,000	376,302
5.00%, 10/01/2030 (Callable 10/01/2025)	100,000	95,109
5.00%, 07/01/2031	110,000	118,203
5.00%, 07/01/2032	230,000	247,609
5.00%, 07/01/2033	195,000	210,204
5.00%, 01/15/2035 (Callable 01/15/2034)	375,000	416,003

The accompanying notes are an integral part of these financial statements.

160

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
5.00%, 07/01/2035 (Callable 07/01/2034)	$165,000	$177,407
5.00%, 01/15/2036 (Callable 01/15/2034)	350,000	386,696
5.00%, 07/01/2036 (Callable 07/01/2034)	135,000	145,140
5.00%, 01/15/2037 (Callable 01/15/2034)	365,000	402,473
5.00%, 07/01/2037 (Callable 07/01/2034)	145,000	155,387
5.00%, 01/15/2038 (Callable 01/15/2034)	280,000	307,424
5.00%, 12/01/2038 (Callable 12/01/2028)	1,110,000	1,142,185
5.00%, 01/15/2039 (Callable 01/15/2034)	300,000	328,120
5.00%, 07/01/2039 (Callable 07/01/2034)	220,000	234,264
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 02/03/2025)	750,000	719,476
5.00%, 08/01/2028	490,000	519,197
2.63%, 05/15/2029 (Callable 02/03/2025)	1,000,000	944,486
5.25%, 05/15/2032 (Callable 05/15/2027)	550,000	562,598
5.25%, 11/01/2034 (Callable 11/01/2032)	1,000,000	1,122,109
5.00%, 08/01/2044 (Callable 08/01/2029)	170,000	174,564
5.00%, 11/15/2059(a)	1,250,000	1,342,695
3.27% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	2,000,000	1,991,596
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,000,000	4,104,860
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	1,500,000	1,496,568
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)	1,345,000	1,451,634
County of Adams CO, 4.00%, 12/01/2054 (Callable 12/01/2034)	1,200,000	1,131,703
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	2,000,000	2,050,276
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 02/03/2025)	100,000	99,830
5.00%, 12/01/2029 (Callable 12/01/2028)	500,000	518,610

	Par	Value
5.00%, 12/01/2030 (Callable 12/01/2028)	$350,000	$362,245
5.00%, 12/01/2031 (Callable 12/01/2028)	375,000	386,991
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	70,000	63,571
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	2,400,000	2,476,430
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)	600,000	650,625
5.00%, 12/01/2044 (Callable 12/01/2034)	800,000	852,808
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 01/23/2025)	1,590,000	1,307,164
		41,992,256
Connecticut - 0.8%
City of New Haven CT, 5.00%, 08/01/2027	550,000	576,163
Connecticut Housing Finance Authority
1.65%, 05/15/2028(b)	1,230,000	1,112,602
3.30%, 11/15/2039 (Callable 11/15/2028)	845,000	746,070
3.50%, 11/15/2045 (Callable 05/15/2029)	755,000	745,937
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026	825,000	813,472
5.00%, 07/01/2027 (Callable 07/01/2026)	60,000	60,530
2.95%, 07/01/2049(a)	2,000,000	1,983,030
2.80%, 07/01/2057(a)	2,500,000	2,484,948
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029(b)	1,080,000	1,134,963
5.00%, 11/15/2030(b)	1,075,000	1,136,808
5.00%, 11/15/2031(b)	750,000	798,095
5.00%, 11/15/2032(b)	320,000	339,731
East Hartford Housing Authority, 4.25%, 02/01/2027 (Callable 01/23/2025)(a)	1,000,000	1,000,378
Town of Sprague CT, 4.00%, 09/01/2025	55,000	55,117
		12,987,844
District of Columbia - 1.0%
District of Columbia
5.00%, 07/01/2027	125,000	128,973
5.00%, 04/01/2035 (Callable 04/01/2027)	795,000	813,526

The accompanying notes are an integral part of these financial statements.

161

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
District of Columbia - (Continued)
District of Columbia Housing Finance Agency, 4.10%, 09/01/2046(a)	$3,000,000	$3,065,050
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	6,585,000	7,247,877
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)	100,000	101,012
3.00%, 10/01/2057 (Callable 07/01/2027)(a)	1,180,000	1,176,537
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027)(b)	2,000,000	2,060,184
5.00%, 10/01/2033 (Callable 10/01/2028)(b)	500,000	518,449
5.00%, 10/01/2037 (Callable 10/01/2027)(b)	1,000,000	1,021,764
		16,133,372
Florida - 4.4%
Broward County Housing Finance Authority, 5.00%, 10/01/2038	2,990,244	3,136,681
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027	1,000,000	1,029,465
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	950,000	909,971
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 02/03/2025)	250,000	250,174
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)	325,000	364,950
5.00%, 10/01/2037 (Callable 10/01/2033)	520,000	581,170
5.00%, 10/01/2038 (Callable 10/01/2033)	325,000	362,387
5.65%, 03/01/2054 (Callable 03/01/2033)	3,750,000	4,116,543
City of Fort Lauderdale FL Water & Sewer Revenue, 4.00%, 09/01/2028 (Callable 02/14/2025)	1,250,000	1,250,919
City of Jacksonville FL, 2.80%, 08/01/2036 (Callable 02/03/2025)(a)	1,000,000	1,000,000
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028)(c)	1,850,000	1,928,891

	Par	Value
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)	$500,000	$504,952
Collier County Educational Facilities Authority, 5.00%, 06/01/2025	1,450,000	1,452,963
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,345,808
County of Miami-Dade FL
0.00%, 10/01/2034(d)	1,000,000	694,900
0.00%, 10/01/2035(d)	1,000,000	663,299
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2027(b)	3,650,000	3,779,013
5.00%, 10/01/2028(b)	4,100,000	4,285,668
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 02/03/2025)	160,000	160,131
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031)(b)	115,000	112,493
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029(d)	800,000	665,215
County of Palm Beach FL, 5.00%, 04/01/2029(c)	1,225,000	1,232,065
Florida Development Finance Corp.
4.00%, 06/15/2025	445,000	443,974
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	2,000,000	2,015,655
5.00%, 08/15/2032(c)	1,365,000	1,345,338
5.00%, 02/01/2035 (Callable 02/01/2032)	1,000,000	1,038,056
Florida Housing Finance Corp.
4.20%, 01/01/2045 (Callable 01/01/2028)	55,000	52,657
6.25%, 01/01/2055 (Callable 07/01/2033)	1,250,000	1,371,353
Florida Insurance Assistance Interlocal Agency, Inc., 3.43%, 09/01/2032 (Callable 01/02/2025)(a)	3,000,000	3,000,000
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025)(b)	1,005,000	1,014,115
5.00%, 10/01/2031 (Callable 10/01/2027)(b)	3,795,000	3,908,516
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,023,220
Highlands County Health Facilities Authority, 2.80%, 11/15/2035 (Callable 02/03/2025)(a)	1,000,000	1,000,000
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	1,000,000	1,068,478

The accompanying notes are an integral part of these financial statements.

162

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Lee County Housing Finance Authority, 3.55%, 08/01/2027 (Callable 02/03/2025)(a)	$1,000,000	$998,905
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027(a)	2,645,000	2,644,511
3.40%, 04/01/2041 (Callable 04/01/2025)(a)	1,450,000	1,442,013
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	2,100,000	1,883,932
Palm Beach County Housing Finance Authority, 5.00%, 04/01/2026(a)	1,000,000	1,003,910
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)	500,000	523,938
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)	1,000,000	1,005,747
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,055,317
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 05/15/2025)	60,000	59,804
School Board of Miami-Dade County, 5.00%, 02/01/2028 (Callable 02/01/2026)	1,000,000	1,017,344
St Johns County Housing Finance Authority
3.55%, 07/01/2027 (Callable 02/03/2025)(a)	1,000,000	999,012
5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	2,500,000	2,479,538
Sumter County Industrial Development Authority/FL, 5.00%, 07/01/2025 (Callable 02/03/2025)	500,000	500,493
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 02/03/2025)	1,495,000	1,495,938
UCF Stadium Corp., 5.00%, 03/01/2025	370,000	370,776
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)	1,770,000	1,824,231
Volusia County Educational Facility Authority, 5.00%, 10/15/2029 (Callable 04/15/2025)	500,000	501,363
		67,915,792

	Par	Value
Georgia - 2.1%
Bartow County Development Authority
3.95%, 12/01/2032(a)	$1,000,000	$1,019,682
2.88%, 08/01/2043(a)	2,110,000	2,101,694
Carrollton Payroll Development Authority, 5.00%, 07/01/2029	200,000	214,820
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)	670,000	670,404
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	5,000,000	4,953,624
4.13%, 12/01/2034 (Callable 12/01/2031)	3,050,000	2,983,635
Development Authority of Appling County, 2.50%, 09/01/2041 (Callable 01/02/2025)(a)	2,500,000	2,500,000
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)	3,010,000	3,070,809
Gainesville & Hall County Hospital Authority, 5.00%, 10/15/2030	1,625,000	1,768,837
Georgia Municipal Association, Inc., 4.00%, 01/01/2050 (Callable 01/01/2035)	2,000,000	1,887,902
Main Street Natural Gas, Inc.
5.00%, 12/01/2028	1,250,000	1,302,799
5.00%, 12/01/2028	150,000	156,336
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	1,100,000	1,107,812
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(c)	2,350,000	2,322,916
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	2,385,000	2,496,218
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	1,000,000	1,052,172
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)	2,020,000	2,058,787
		31,668,447
Hawaii - 0.4%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/01/2025)	3,000,000	3,008,982
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 01/23/2025)(b)	2,685,000	2,686,537
		5,695,519
Idaho - 0.6%
Idaho Housing & Finance Association
3.00%, 05/01/2032	1,215,000	1,118,764
3.00%, 05/01/2042 (Callable 05/01/2032)	425,000	334,170

The accompanying notes are an integral part of these financial statements.

163

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Idaho - (Continued)
5.00%, 05/01/2044 (Callable 05/01/2032)	$425,000	$434,096
5.75%, 05/01/2048 (Callable 05/01/2031)	500,000	529,541
5.00%, 05/01/2049 (Callable 05/01/2032)	665,000	671,544
6.00%, 07/01/2054 (Callable 01/01/2033)	5,000,000	5,471,634
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	524,086
		9,083,835
Illinois - 8.3%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,630,000	3,824,961
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)	1,080,000	1,082,735
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 02/03/2025)	180,000	177,335
Chicago Board of Education, 0.00%, 12/01/2025(d)	1,000,000	964,061
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	1,000,000	1,094,397
Chicago Midway International Airport, 5.00%, 01/01/2027(b)	445,000	456,078
Chicago O’Hare International Airport
5.00%, 01/01/2029 (Callable 01/01/2025)(b)	1,000,000	1,000,000
5.00%, 01/01/2029 (Callable 01/01/2025)(b)	1,500,000	1,500,000
5.00%, 01/01/2030(b)	6,850,000	7,232,477
5.00%, 01/01/2030 (Callable 01/01/2025)	630,000	630,000
5.00%, 01/01/2031 (Callable 01/01/2027)(b)	1,000,000	1,018,928
5.00%, 01/01/2032 (Callable 01/01/2026)(b)	1,310,000	1,322,698
5.00%, 01/01/2032 (Callable 01/01/2027)(b)	1,000,000	1,018,269
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	500,000	508,449
5.00%, 01/01/2033 (Callable 01/01/2025)(b)	435,000	435,000
5.00%, 01/01/2034 (Callable 01/01/2026)(b)	975,000	983,081
5.00%, 01/01/2035 (Callable 01/01/2026)(b)	805,000	811,187

	Par	Value
5.00%, 01/01/2036 (Callable 01/01/2032)(b)	$500,000	$528,677
5.00%, 01/01/2046 (Callable 01/01/2025)	925,000	925,000
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	1,255,000	1,322,601
Chicago Park District, 5.25%, 01/01/2042 (Callable 01/01/2033)	1,255,000	1,358,024
City of Chicago IL
0.00%, 01/01/2029(d)	4,125,000	3,529,635
5.50%, 01/01/2040 (Callable 01/01/2032)	1,000,000	1,056,796
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 07/01/2032)	1,000,000	1,075,589
5.25%, 01/01/2043 (Callable 07/01/2032)	1,000,000	1,070,173
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)	100,000	103,500
5.00%, 11/01/2029 (Callable 11/01/2026)	390,000	401,207
5.00%, 11/01/2029 (Callable 11/01/2026)	1,055,000	1,085,316
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)	3,200,000	3,248,607
City of Springfield IL Electric Revenue
5.00%, 03/01/2031 (Callable 03/01/2025)	2,000,000	2,005,362
5.00%, 03/01/2033 (Callable 03/01/2025)	1,000,000	1,002,681
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)	530,000	473,230
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)	830,000	750,482
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)	1,075,000	1,091,642
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)	1,250,000	1,299,045
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027(d)	35,000	31,525

The accompanying notes are an integral part of these financial statements.

164

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Illinois Finance Authority
3.00%, 05/01/2025	$70,000	$69,753
5.00%, 09/01/2025	610,000	609,810
5.00%, 10/01/2025	150,000	151,200
5.00%, 03/01/2026	900,000	911,639
5.00%, 04/01/2026	200,000	203,369
5.00%, 02/15/2027	420,000	427,908
5.00%, 04/01/2027	305,000	314,711
5.00%, 08/01/2027	400,000	412,325
5.00%, 09/01/2027 (Callable 09/01/2026)	500,000	510,127
5.00%, 08/01/2028	600,000	624,139
5.00%, 02/15/2030 (Callable 08/15/2027)	1,125,000	1,148,755
4.00%, 05/01/2030 (Callable 05/01/2028)	275,000	273,307
5.00%, 05/15/2030 (Callable 05/15/2025)	25,000	25,042
5.00%, 10/01/2030	750,000	787,288
3.00%, 09/01/2031 (Callable 09/01/2026)	1,475,000	1,377,610
5.00%, 10/01/2031 (Callable 10/01/2030)	715,000	748,366
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	508,198
5.00%, 10/01/2032 (Callable 10/01/2030)	750,000	783,452
5.00%, 05/15/2033 (Callable 11/15/2028)	2,000,000	2,064,222
5.00%, 07/01/2033 (Callable 01/01/2027)	200,000	205,997
5.00%, 10/01/2033 (Callable 10/01/2030)	1,250,000	1,302,505
5.00%, 03/01/2034 (Callable 03/01/2027)	905,000	922,097
5.00%, 10/01/2035 (Callable 10/01/2030)	1,325,000	1,372,642
5.00%, 02/15/2037 (Callable 08/15/2027)	1,000,000	1,010,265
4.13%, 11/15/2037 (Callable 11/15/2025)	300,000	291,937
5.25%, 04/01/2039 (Callable 04/01/2034)	1,180,000	1,273,465
5.00%, 11/15/2039 (Callable 05/15/2025)	2,500,000	2,506,106
5.25%, 04/01/2043 (Callable 04/01/2034)	900,000	996,209
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	500,000	500,681
1.70%, 04/01/2031 (Callable 04/01/2029)	1,300,000	1,103,388

	Par	Value
2.90%, 08/01/2031 (Callable 02/01/2026)	$1,000,000	$937,479
2.15%, 10/01/2041 (Callable 04/01/2030)	915,000	650,223
3.72% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 01/23/2025)	350,000	350,265
4.50%, 10/01/2052 (Callable 10/01/2030)	1,225,000	1,245,343
6.25%, 10/01/2054 (Callable 10/01/2032)	3,595,000	3,988,517
2.65%, 01/01/2064 (Callable 01/02/2025)(a)	1,000,000	1,000,000
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)	2,250,000	2,391,411
5.00%, 06/15/2030	1,500,000	1,567,823
5.00%, 06/15/2031	2,025,000	2,129,860
5.25%, 06/15/2031 (Callable 01/28/2025)	600,000	603,263
Joliet Park District
5.00%, 02/01/2025	475,000	475,537
5.00%, 02/01/2025	450,000	450,509
5.00%, 02/01/2028	200,000	208,068
5.00%, 02/01/2029	200,000	210,131
5.00%, 02/01/2030	245,000	258,723
5.00%, 02/01/2031	360,000	383,050
5.00%, 02/01/2032	200,000	213,559
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)	2,000,000	1,975,772
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 02/03/2025)	415,000	414,219
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)	160,000	176,056
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)	575,000	634,992
5.50%, 02/01/2034 (Callable 02/01/2030)	600,000	659,758
5.50%, 02/01/2035 (Callable 02/01/2030)	570,000	625,057
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)	1,000,000	1,009,478

The accompanying notes are an integral part of these financial statements.

165

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026(d)	$200,000	$190,577
0.00%, 06/15/2027(d)	4,400,000	4,050,788
5.50%, 06/15/2029	840,000	869,292
0.00%, 12/15/2034(d)	2,000,000	1,370,737
Niles Park District, 3.00%, 12/01/2032 (Callable 02/03/2025)	570,000	540,864
Northern Illinois University
5.00%, 04/01/2030	450,000	476,333
5.00%, 10/01/2031 (Callable 04/01/2031)	450,000	479,482
4.00%, 10/01/2032 (Callable 04/01/2031)	500,000	504,728
5.00%, 04/01/2036 (Callable 04/01/2034)	500,000	533,590
5.00%, 04/01/2037 (Callable 04/01/2034)	600,000	637,955
Peoria Public Building Commission, 0.00%, 12/01/2025(d)	1,000,000	962,078
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)	1,935,000	1,987,145
5.00%, 11/01/2035 (Callable 11/01/2026)	1,430,000	1,466,745
Rock Island County School District No 41 Rock Island/Milan, 5.50%, 12/01/2038 (Callable 12/01/2031)	125,000	136,349
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)	100,000	104,495
Southern Illinois University, 4.00%, 04/01/2030	1,575,000	1,607,871
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032	300,000	328,911
5.00%, 01/01/2033	260,000	286,619
5.00%, 01/01/2034	275,000	304,971
5.00%, 01/01/2035 (Callable 01/01/2034)	525,000	576,624
5.00%, 01/01/2035 (Callable 01/01/2034)	250,000	274,583
5.00%, 01/01/2036 (Callable 01/01/2034)	265,000	289,243
5.00%, 01/01/2036 (Callable 01/01/2034)	225,000	245,583
5.00%, 01/01/2037 (Callable 01/01/2034)	225,000	244,396

	Par	Value
State of Illinois, 5.00%, 01/01/2026	$50,000	$50,778
University of Illinois, 4.00%, 04/01/2034 (Callable 04/01/2025)	650,000	651,087
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025	125,000	125,903
5.00%, 12/01/2028	75,000	78,112
4.00%, 01/01/2031 (Callable 01/01/2027)(c)	215,000	209,616
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)	500,000	502,133
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	7,000,000	7,321,503
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 03/01/2025)	3,510,000	3,515,892
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028(d)	310,000	277,092
0.00%, 01/01/2032(d)	125,000	94,884
4.00%, 01/01/2034 (Callable 01/01/2029)	150,000	149,416
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)	105,000	105,322
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, 5.00%, 11/01/2044 (Callable 03/10/2025)(a)	5,000,000	4,999,270
		128,965,321
Indiana - 1.8%
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 08/01/2025)	200,000	200,011
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,630,000	1,586,629
City of Rockport IN, 3.13%, 07/01/2025	2,000,000	1,992,307
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)	140,000	157,291
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)	710,000	795,982
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028)(c)	595,000	591,297
5.50%, 07/15/2036 (Callable 07/15/2030)	1,500,000	1,586,529

The accompanying notes are an integral part of these financial statements.

166

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Indiana Finance Authority
5.00%, 09/15/2026	$1,015,000	$1,031,531
5.00%, 04/01/2028	870,000	897,945
5.00%, 03/01/2036 (Callable 03/01/2025)	2,000,000	2,002,830
5.75%, 06/01/2037 (Callable 12/01/2033)	600,000	674,529
5.75%, 06/01/2038 (Callable 12/01/2033)	635,000	712,102
5.75%, 06/01/2039 (Callable 12/01/2033)	670,000	751,251
5.00%, 06/01/2040 (Callable 12/01/2028)	1,000,000	1,020,397
5.75%, 06/01/2040 (Callable 12/01/2033)	710,000	792,227
5.75%, 06/01/2048 (Callable 12/01/2033)	1,630,000	1,776,034
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	150,000	151,629
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2030 (Callable 02/03/2025)(b)	1,250,000	1,251,070
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)	2,300,000	2,487,243
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)	100,000	110,095
Plainfield Redevelopment Authority
5.00%, 02/01/2030	15,000	15,666
3.25%, 08/01/2032 (Callable 02/03/2025)	145,000	135,136
Posey County Redevelopment Authority, 5.00%, 07/15/2025	3,000,000	3,019,875
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)	1,495,000	1,533,211
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)	435,000	417,476
West Lafayette School Building Corp., 3.00%, 07/15/2036 (Callable 07/15/2029)	1,650,000	1,483,680
		27,173,973
Iowa - 1.7%
City of Coralville IA, 4.50%, 06/01/2032 (Callable 02/03/2025)	2,000,000	1,930,788

	Par	Value
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	$1,000,000	$1,001,147
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)	4,000,000	4,026,814
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	1,000,000	938,491
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	4,500,000	4,423,236
4.00%, 07/01/2047 (Callable 07/01/2028)	135,000	135,390
3.25%, 07/01/2050 (Callable 07/01/2029)	80,000	78,846
5.50%, 07/01/2053 (Callable 01/01/2033)	2,480,000	2,607,515
Iowa Higher Education Loan Authority
5.00%, 10/01/2026	750,000	768,812
5.00%, 10/01/2037 (Callable 10/01/2030)	400,000	421,862
5.00%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,025,245
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027(b)	580,000	597,997
5.00%, 12/01/2028(b)	580,000	604,265
5.00%, 12/01/2029(b)	500,000	521,778
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)	245,000	243,824
4.00%, 04/01/2034 (Callable 04/01/2032)	255,000	252,635
4.25%, 04/01/2037 (Callable 04/01/2032)	170,000	168,640
4.35%, 04/01/2038 (Callable 04/01/2032)	470,000	468,054
4.40%, 04/01/2039 (Callable 04/01/2032)	510,000	506,119
4.50%, 04/01/2040 (Callable 04/01/2032)	535,000	532,896
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	5,110,000	5,190,083
		26,444,437
Kansas - 0.6%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026)(a)	2,625,000	2,631,629
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)	3,000,000	3,019,326
City of Maize KS, 4.00%, 10/01/2027 (Callable 10/01/2025)	1,560,000	1,561,104

The accompanying notes are an integral part of these financial statements.

167

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kansas - (Continued)
City of Park City KS, 3.75%, 09/01/2026 (Callable 02/03/2025)	$1,000,000	$1,000,107
City of Wichita KS, 5.88%, 05/15/2050 (Callable 05/15/2031)	1,000,000	1,003,992
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(d)	210,000	186,097
		9,402,255
Kentucky - 1.5%
City of Columbia KY, 3.25%, 12/01/2028	50,000	47,292
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)	1,755,000	1,764,057
4.70%, 06/01/2054 (Callable 03/03/2027)(a)(b)	2,000,000	2,031,159
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)	1,220,000	1,315,642
5.00%, 08/01/2037 (Callable 08/01/2031)	1,000,000	1,072,374
Kenton County Airport Board
5.00%, 01/01/2032(b)	1,750,000	1,883,689
5.00%, 01/01/2033(b)	3,225,000	3,482,813
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(d)	125,000	121,063
5.00%, 07/01/2028 (Callable 07/01/2025)	2,335,000	2,345,944
5.00%, 06/01/2030 (Callable 06/01/2027)	50,000	51,058
5.00%, 07/01/2040 (Callable 07/01/2025)	1,290,000	1,291,694
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,000,000	1,008,827
Kentucky Public Energy Authority
4.00%, 12/01/2049 (Callable 03/01/2025)(a)	320,000	320,148
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	275,000	275,928
Kentucky State Property & Building Commission, 5.00%, 11/01/2028 (Callable 11/01/2026)	200,000	206,176
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)	320,000	347,130

	Par	Value
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)	$330,000	$337,394
Morehead State University, 5.00%, 04/01/2028 (Callable 04/01/2025)	455,000	456,800
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)	1,200,000	1,226,158
5.00%, 03/01/2034 (Callable 09/01/2026)	2,120,000	2,161,652
4.50%, 03/01/2036 (Callable 09/01/2026)	1,645,000	1,632,687
		23,379,685
Louisiana - 1.0%
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)	880,000	913,934
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027)(a)	2,220,000	2,295,834
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	1,500,000	1,525,873
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.02%, 04/01/2031 (Callable 04/01/2025)(c)	1,132,000	1,111,971
Louisiana Public Facilities Authority
5.00%, 05/15/2026	1,000,000	1,019,136
5.25%, 10/01/2029	610,000	649,236
5.00%, 05/15/2033 (Callable 05/15/2030)	350,000	372,610
5.25%, 10/01/2046 (Callable 10/01/2033)	405,000	420,117
New Orleans Aviation Board, 5.00%, 01/01/2029 (Callable 01/01/2027)(b)	750,000	766,605
Parish of St John the Baptist LA, 3.30%, 06/01/2037(a)	4,250,000	4,183,319
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)	1,520,000	1,578,349
		14,836,984
Maine - 0.5%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	771,909
1.50%, 02/15/2035 (Callable 02/15/2028)	1,435,000	1,046,125
Finance Authority of Maine
5.00%, 12/01/2025(b)	200,000	201,990
5.00%, 12/01/2026(b)	200,000	203,212

The accompanying notes are an integral part of these financial statements.

168

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	$100,000	$102,268
5.00%, 07/01/2034 (Callable 07/01/2030)	960,000	1,030,205
5.00%, 07/01/2035 (Callable 07/01/2030)	1,510,000	1,616,232
5.00%, 07/01/2036 (Callable 07/01/2030)	1,615,000	1,723,140
5.00%, 07/01/2037 (Callable 07/01/2030)	350,000	372,670
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)	795,000	818,178
		7,885,929
Maryland - 0.7%
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)	2,325,000	2,211,688
Maryland Community Development Administration
3.85%, 03/01/2025	2,000,000	2,000,506
0.55%, 09/01/2026	555,000	517,611
3.75%, 03/01/2050 (Callable 03/01/2029)	1,345,000	1,340,843
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	100,000	103,971
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2025	470,000	470,000
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	380,000	392,057
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)	1,695,000	1,798,242
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)	1,145,000	1,284,022
		10,118,940
Massachusetts - 0.5%
Massachusetts Development Finance Agency
5.00%, 07/15/2025(c)	65,000	65,187
3.98%, 10/01/2030	135,000	127,173
5.00%, 07/01/2035 (Callable 07/01/2026)	2,000,000	2,039,026
5.00%, 07/01/2044 (Callable 07/01/2027)	575,000	580,141

	Par	Value
Massachusetts Educational Financing Authority
4.25%, 07/01/2032(b)	$1,000,000	$989,250
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	1,970,000	1,698,132
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	2,285,000	2,216,667
		7,715,576
Michigan - 2.9%
Ann Arbor School District, 3.00%, 05/01/2027	1,500,000	1,487,025
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 02/03/2025)	265,000	252,248
City of Detroit MI
5.25%, 05/01/2025	75,000	75,359
6.00%, 05/01/2039 (Callable 05/01/2033)	1,000,000	1,136,175
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 10/01/2025)	1,705,000	1,723,395
Flint Hospital Building Authority, 5.00%, 07/01/2029	130,000	133,921
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)	1,800,000	1,902,344
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 02/03/2025)	140,000	140,161
5.00%, 07/01/2026 (Callable 02/03/2025)	300,000	300,368
5.25%, 02/01/2027	1,125,000	1,134,559
5.00%, 07/01/2027 (Callable 07/01/2025)	160,000	161,193
5.00%, 08/31/2028	490,000	513,064
5.00%, 02/28/2029	400,000	420,721
5.00%, 08/31/2029	500,000	528,636
4.50%, 10/01/2029 (Callable 01/17/2025)	3,550,000	3,551,797
5.00%, 07/01/2030 (Callable 02/03/2025)	165,000	165,194
5.25%, 02/01/2032 (Callable 02/01/2027)	100,000	101,373
5.00%, 05/15/2032 (Callable 05/15/2025)	2,000,000	2,008,174
5.00%, 07/01/2032 (Callable 07/01/2025)	1,700,000	1,711,509
5.00%, 05/15/2033 (Callable 05/15/2025)	1,265,000	1,269,902
5.00%, 12/01/2037 (Callable 12/01/2027)	1,070,000	1,103,815
5.00%, 07/01/2039 (Callable 02/03/2025)	50,000	50,038

The accompanying notes are an integral part of these financial statements.

169

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
5.00%, 11/15/2041 (Callable 11/15/2026)	$1,000,000	$1,015,859
5.00%, 07/01/2044 (Callable 02/03/2025)	180,000	180,097
Michigan State Hospital Finance Authority, 5.00%, 11/15/2032 (Callable 05/15/2025)	255,000	256,685
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	2,335,000	2,340,275
6.00%, 06/01/2054 (Callable 06/01/2033)	4,910,000	5,294,374
Michigan Strategic Fund
4.13%, 08/01/2027(b)	300,000	299,988
5.00%, 06/30/2032 (Callable 12/31/2028)(b)	265,000	273,908
5.00%, 12/31/2043 (Callable 12/31/2028)(b)	100,000	101,434
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)	1,000,000	951,334
Oakland University
5.00%, 07/01/2026 (Callable 07/01/2025)	1,465,000	1,466,579
5.00%, 07/01/2031 (Callable 07/01/2025)	1,520,000	1,521,090
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	435,000	458,948
Wayne County Airport Authority
4.00%, 12/01/2027(b)	2,850,000	2,866,991
5.00%, 12/01/2027 (Callable 12/01/2025)(b)	1,000,000	1,010,906
5.00%, 12/01/2028 (Callable 12/01/2025)(b)	4,650,000	4,697,989
5.00%, 12/01/2029 (Callable 12/01/2027)(b)	295,000	304,648
5.00%, 12/01/2030 (Callable 12/01/2025)(b)	160,000	161,326
5.00%, 12/01/2032 (Callable 12/01/2025)(b)	1,750,000	1,763,353
		44,836,755
Minnesota - 1.6%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)	245,000	247,980
City of Coon Rapids MN, 5.60%, 12/01/2039	1,742,360	1,906,256
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)	500,000	509,803

	Par	Value
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	$200,000	$201,072
5.00%, 11/15/2053 (Callable 11/15/2029)(a)	925,000	986,994
City of Mounds View MN, 5.38%, 05/01/2027 (Callable 01/23/2025)(a)	100,000	99,993
City of Virginia MN
5.00%, 12/15/2026 (Callable 06/15/2025)	5,110,000	5,128,199
4.25%, 02/01/2031	425,000	421,223
County of Washington MN
2.38%, 02/01/2035 (Callable 02/01/2028)	1,550,000	1,316,236
2.38%, 02/01/2036 (Callable 02/01/2028)	1,590,000	1,327,188
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	2,994,009	2,978,962
Housing & Redevelopment Authority of The City of St Paul Minnesota, 4.00%, 09/01/2031 (Callable 02/03/2025)	350,000	343,940
Metropolitan Council, 4.00%, 03/01/2042 (Callable 03/01/2033)	2,965,000	2,985,692
Minnesota Higher Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)	100,000	106,782
Minnesota Housing Finance Agency
3.45%, 02/01/2025	2,000,000	1,999,121
3.50%, 07/01/2050 (Callable 07/01/2029)	25,000	24,734
5.75%, 07/01/2053 (Callable 01/01/2033)	955,000	1,013,176
6.25%, 07/01/2054 (Callable 01/01/2033)	975,000	1,054,095
6.50%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,099,539
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027(d)	445,000	412,536
Washington County Community Development Agency, 3.68%, 09/01/2026 (Callable 03/01/2025) (a)	1,200,000	1,199,916
		25,363,437
Mississippi - 1.5%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)	250,000	254,391
City of Oxford MS, 3.50%, 09/01/2029	50,000	47,489

The accompanying notes are an integral part of these financial statements.

170

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
City of Ridgeland MS, 3.00%, 10/01/2025	$325,000	$322,725
County of Hinds MS
4.00%, 08/01/2027	140,000	139,896
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	1,500,000	1,484,099
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)	1,020,000	1,205,588
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)	1,500,000	1,326,635
Mississippi Development Bank
5.00%, 09/01/2025	615,000	617,726
5.00%, 11/01/2025	840,000	837,633
5.00%, 11/01/2026	780,000	778,910
5.00%, 11/01/2029 (Callable 11/01/2027)	105,000	102,997
5.00%, 06/01/2031 (Callable 06/01/2030)	1,250,000	1,352,656
5.00%, 06/01/2032 (Callable 06/01/2030)	1,425,000	1,531,994
5.00%, 06/01/2034 (Callable 06/01/2030)	1,445,000	1,542,286
5.00%, 11/01/2034 (Callable 11/01/2027)	1,830,000	1,881,101
Mississippi Home Corp.
3.45%, 12/01/2032	135,000	131,471
3.50%, 06/01/2033 (Callable 12/01/2032)	200,000	190,183
3.55%, 12/01/2033 (Callable 12/01/2032)	415,000	394,759
3.65%, 06/01/2034 (Callable 12/01/2032)	430,000	413,005
3.70%, 12/01/2034 (Callable 12/01/2032)	445,000	430,919
3.75%, 06/01/2035 (Callable 12/01/2032)	285,000	273,333
3.80%, 12/01/2035 (Callable 12/01/2032)	440,000	422,546
4.00%, 12/01/2043 (Callable 12/01/2026)	25,000	24,997
4.65%, 12/01/2044 (Callable 06/01/2033)	2,000,000	2,007,998
5.00%, 12/01/2052 (Callable 06/01/2031)	2,060,000	2,126,206
State of Mississippi Gaming Tax Revenue, 5.00%, 10/15/2035 (Callable 10/15/2025)	1,955,000	1,968,054
Vicksburg Warren School District
5.00%, 03/01/2025	375,000	375,599
5.00%, 03/01/2028	270,000	277,984
		22,463,180

	Par	Value
Missouri - 3.3%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)	$1,500,000	$1,559,526
5.00%, 03/01/2044 (Callable 03/01/2029)	1,400,000	1,449,574
Cass County Reorganized School District No R-2/MO, 2.00%, 03/01/2041 (Callable 09/01/2031)	3,680,000	2,516,880
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	3,500,000	3,507,975
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)	200,000	201,904
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	110,000	115,780
City of University City MO
5.00%, 04/01/2027	590,000	611,184
5.00%, 04/01/2028	525,000	551,489
5.00%, 04/01/2030	660,000	708,422
5.00%, 04/01/2031	715,000	775,745
5.00%, 04/01/2032	700,000	766,638
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)	550,000	588,952
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)	1,150,000	1,200,125
County of Platte MO
5.00%, 02/01/2025	250,000	249,996
3.00%, 03/01/2027 (Callable 02/03/2025)	200,000	192,488
Fulton Public School District No 58, 5.00%, 03/01/2038 (Callable 03/01/2025)	750,000	752,135
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2025	895,000	895,276
5.00%, 02/01/2025 (Callable 01/23/2025)	75,000	75,082
4.00%, 08/01/2027	810,000	803,432
5.00%, 09/01/2027	150,000	151,904
5.00%, 02/01/2030 (Callable 02/01/2026)	160,000	162,261
4.00%, 08/01/2030 (Callable 02/03/2025)	670,000	656,145
4.00%, 02/01/2032 (Callable 02/01/2029)	325,000	325,944
5.00%, 09/01/2034 (Callable 09/01/2029)	1,315,000	1,303,680

The accompanying notes are an integral part of these financial statements.

171

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.00%, 05/15/2036 (Callable 05/15/2026)	$875,000	$887,809
5.00%, 09/01/2038 (Callable 09/01/2028)	1,500,000	1,547,915
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031(d)	625,000	489,232
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)	1,175,000	1,240,045
Missouri Housing Development Commission, 2.35%, 11/01/2046 (Callable 05/01/2030)	730,000	497,815
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027	585,000	611,298
5.00%, 06/01/2028	650,000	690,812
5.00%, 06/01/2028	615,000	653,203
5.00%, 06/01/2030	715,000	779,615
5.00%, 06/01/2030	680,000	741,805
5.00%, 06/01/2030	360,000	383,826
5.00%, 06/01/2031	755,000	831,371
5.00%, 06/01/2031	710,000	783,116
5.00%, 06/01/2031	695,000	747,304
5.00%, 06/01/2032	790,000	876,162
5.00%, 06/01/2032	750,000	834,926
5.00%, 06/01/2032	730,000	791,066
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	1,000,000	1,004,031
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,450,000	4,828,709
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)	2,695,000	2,811,449
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	105,000	104,883
5.00%, 06/01/2028 (Callable 12/01/2026)	1,000,000	1,016,213
3.00%, 07/15/2032 (Callable 07/15/2031)	1,570,000	1,468,962
3.00%, 07/15/2033 (Callable 07/15/2031)	1,000,000	920,269
3.88%, 10/01/2035 (Callable 10/01/2029)	2,240,000	2,016,187
4.00%, 06/01/2037 (Callable 12/01/2026)	45,000	42,582
5.00%, 04/01/2038 (Callable 04/01/2027)	595,000	607,637

	Par	Value
St Louis Municipal Finance Corp.
5.00%, 02/15/2025	$300,000	$300,468
5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,031,532
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)	1,000,000	1,007,334
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	1,000,000	1,010,807
		51,680,920
Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)	115,000	88,666
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	1,635,000	1,676,620
		1,765,286
Nebraska - 1.0%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	1,500,000	1,577,147
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	1,055,000	830,570
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028)(a)	3,450,000	3,425,907
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)	1,000,000	805,000
1.75%, 06/01/2033 (Callable 06/01/2026)	2,240,000	1,825,736
1.63%, 06/01/2034 (Callable 06/23/2026)	1,765,000	1,384,593
1.75%, 06/01/2034 (Callable 06/01/2026)	2,295,000	1,824,838
1.75%, 06/01/2035 (Callable 06/01/2026)	795,000	616,924
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 02/03/2025)	315,000	315,130
Madison County Hospital Authority No 1
5.00%, 07/01/2027	585,000	601,011
5.00%, 07/01/2032 (Callable 07/01/2025)	500,000	500,166
Public Power Generation Agency, 5.00%, 01/01/2027 (Callable 01/01/2025)	1,800,000	1,800,000
		15,507,022

The accompanying notes are an integral part of these financial statements.

172

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - 0.3%
City of Reno NV, 5.00%, 06/01/2031 (Callable 02/03/2025)	$1,000,000	$1,000,902
County of Clark NV, 3.75%, 01/01/2036(a)	550,000	548,214
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026	185,000	184,033
Las Vegas Redevelopment Agency, 3.13%, 06/15/2033 (Callable 06/15/2026)	50,000	43,847
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,500,000	1,863,647
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025(c)	450,000	447,783
		4,088,426
New Hampshire - 2.0%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	3,500,000	2,495,285
4.50%, 10/01/2033	2,750,000	2,805,101
5.25%, 12/01/2035 (Callable 12/01/2025)(c)	2,400,000	2,375,525
5.38%, 12/15/2035 (Callable 06/15/2026)(c)	4,000,000	4,011,109
4.38%, 09/20/2036	2,612,443	2,594,382
4.00%, 10/20/2036	1,940,957	1,871,070
4.16%, 10/20/2041	1,995,145	1,886,809
New Hampshire Health and Education Facilities Authority Act
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	2,000,000	2,001,275
3.30%, 06/01/2040 (Callable 05/01/2027)(a)	5,000,000	4,999,845
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)	3,560,000	3,575,425
3.15%, 07/01/2027 (Callable 08/01/2026)	1,375,000	1,359,763
3.20%, 01/01/2028 (Callable 01/01/2027)	1,250,000	1,236,216
		31,211,805
New Jersey - 2.6%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	1,000,000	1,017,674
Madison Borough Board of Education, 1.00%, 08/15/2029	2,850,000	2,526,217

	Par	Value
New Jersey Economic Development Authority
3.97% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025 (Callable 03/01/2025)	$430,000	$430,537
5.63%, 01/01/2052 (Callable 02/03/2025)(b)	1,000,000	1,000,651
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 07/01/2025)	595,000	599,453
5.00%, 07/01/2026 (Callable 07/01/2025)	70,000	70,508
5.00%, 07/01/2027	150,000	153,292
5.00%, 07/01/2028	125,000	128,690
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 07/01/2025)	1,095,000	1,102,137
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027(b)	1,775,000	1,834,528
5.00%, 12/01/2027 (Callable 12/01/2026)(b)	1,400,000	1,432,851
5.00%, 12/01/2028 (Callable 06/01/2028)(b)	1,000,000	1,041,676
4.00%, 12/01/2044 (Callable 12/01/2033)(b)	300,000	282,437
4.25%, 12/01/2045 (Callable 12/01/2034)(b)	2,990,000	2,922,451
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026	3,000,000	2,998,302
3.45%, 10/01/2026(b)	920,000	918,300
1.80%, 10/01/2027(b)	3,655,000	3,376,246
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(d)	235,000	220,695
0.00%, 12/15/2027(d)	1,950,000	1,770,345
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,600,454
5.00%, 01/01/2028	6,000,000	6,355,668
5.00%, 01/01/2034 (Callable 01/01/2025)	2,000,000	2,000,000
Newark Housing Authority
5.25%, 01/01/2025	2,400,000	2,400,000
4.50%, 01/01/2028	75,000	76,323
River Dell Regional School District
1.00%, 09/01/2029	765,000	668,507
1.00%, 09/01/2030	800,000	679,406
1.00%, 09/01/2031	825,000	680,176
1.00%, 09/01/2032 (Callable 09/01/2031)	860,000	687,375

The accompanying notes are an integral part of these financial statements.

173

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - (Continued)
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 01/28/2025)	$35,000	$34,782
3.50%, 01/01/2032 (Callable 01/01/2026)	100,000	98,540
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)	975,000	800,032
		40,908,253
New Mexico - 1.0%
City of Farmington NM, 3.88%, 06/01/2040(a)	2,500,000	2,525,403
New Mexico Educational Assistance Foundation, 5.00%, 09/01/2027(b)	1,800,000	1,855,639
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029)(b)(c)	4,500,000	4,558,870
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)	925,000	986,947
New Mexico Mortgage Finance Authority, 5.00%, 02/01/2042 (Callable 02/03/2025)(a)	2,000,000	2,002,396
New Mexico Municipal Energy Acquisition Authority, 5.00%, 11/01/2039 (Callable 02/01/2025)(a)	1,500,000	1,505,271
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)	185,000	187,866
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027	350,000	363,435
Village of Owego NY, 4.50%, 02/19/2025 (Callable 02/03/2025)	1,855,000	1,854,564
		15,840,391
New York - 4.8%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)	125,000	126,455
Albany County Capital Resource Corp., 3.10%, 07/01/2030	200,000	185,402
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	2,000,000	2,000,045
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(c)	1,770,000	1,681,375
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)	325,000	353,057

	Par	Value
City of Poughkeepsie NY
4.00%, 04/15/2028	$230,000	$225,697
4.00%, 04/15/2030	250,000	244,554
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)	180,000	183,178
East Meadow Union Free School District, 2.00%, 06/15/2034 (Callable 06/15/2029)	970,000	792,181
Huntington Local Development Corp., 4.00%, 07/01/2027	395,000	383,814
Long Island Power Authority, 5.00%, 09/01/2042 (Callable 09/01/2027)	2,500,000	2,579,034
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027)(a)	2,000,000	2,074,498
4.84%, 11/01/2040	2,619,249	2,708,850
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)	1,410,000	1,014,974
2.50%, 11/01/2042 (Callable 11/01/2026)(a)	1,500,000	1,223,698
2.10%, 11/01/2046 (Callable 07/01/2029)(a)	4,620,000	4,171,287
5.30%, 11/01/2053 (Callable 11/01/2031)	1,000,000	1,030,931
0.70%, 11/01/2060 (Callable 01/23/2025)(a)	2,165,000	2,129,971
0.90%, 11/01/2060 (Callable 01/23/2025)(a)	1,500,000	1,453,278
0.60%, 05/01/2061 (Callable 01/23/2025)(a)	2,765,000	2,718,198
3.80%, 11/01/2063 (Callable 06/01/2027)(a)	3,065,000	3,088,083
New York City Municipal Water Finance Authority
2.40%, 06/15/2033 (Callable 01/02/2025)(a)	5,290,000	5,290,000
5.00%, 06/15/2040 (Callable 12/15/2027)	200,000	207,603
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)	1,900,000	2,009,456
4.00%, 07/15/2038 (Callable 07/15/2028)	200,000	199,502
New York State Dormitory Authority, 5.00%, 02/15/2042 (Callable 08/15/2027)	4,000,000	4,130,102
New York State Housing Finance Agency
0.75%, 05/01/2025 (Callable 01/23/2025)	715,000	705,622

The accompanying notes are an integral part of these financial statements.

174

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
0.75%, 11/01/2025 (Callable 01/23/2025)	$630,000	$610,267
1.65%, 05/15/2039	2,448,223	1,933,684
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	1,000,000	994,997
0.65%, 11/01/2056 (Callable 01/23/2025)(a)	855,000	832,102
1.00%, 11/01/2061 (Callable 01/23/2025)(a)	1,550,000	1,459,130
New York Transportation Development Corp., 5.00%, 12/01/2027	100,000	104,563
Onondaga Civic Development Corp.
5.00%, 10/01/2025	240,000	238,295
3.63%, 10/01/2028 (Callable 10/01/2025)	155,000	143,088
5.00%, 10/01/2029 (Callable 10/01/2025)	220,000	211,621
4.13%, 10/01/2035 (Callable 10/01/2025)	1,065,000	900,842
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027	180,000	184,219
5.00%, 05/01/2029 (Callable 05/01/2027)	345,000	352,698
Orange County Funding Corp., 2.63%, 07/01/2025 (Callable 02/03/2025)	125,000	123,641
Port Authority of New York & New Jersey
5.00%, 10/15/2029 (Callable 10/15/2025)(b)	3,105,000	3,131,237
5.00%, 07/15/2030(b)	100,000	107,125
5.00%, 10/15/2031 (Callable 10/15/2025)(b)	2,905,000	2,928,648
5.00%, 05/01/2035 (Callable 05/01/2025)(b)	1,000,000	1,002,712
Salmon River Central School District, 4.00%, 06/27/2025	1,125,000	1,128,098
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)	165,000	163,677
Town of Ramapo NY
3.00%, 11/01/2027 (Callable 01/23/2025)	100,000	94,665
4.13%, 05/15/2028 (Callable 02/03/2025)	115,000	108,113
Town of Wallkill NY, 4.75%, 07/24/2025	10,000,000	10,056,014
Town of Watertown NY, 4.25%, 04/10/2025	1,300,000	1,301,602
Village of Freeport NY, 4.50%, 04/25/2025	3,253,831	3,266,741
		74,288,624

	Par	Value
North Carolina - 0.7%
Inlivian, 4.00%, 04/01/2025 (Callable 02/03/2025)	$3,332,000	$3,332,683
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)	1,065,000	1,066,527
6.25%, 01/01/2055 (Callable 07/01/2032)	995,000	1,075,300
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,250,000	1,276,307
Town of Cary NC, 1.63%, 09/01/2034 (Callable 09/01/2031)	2,425,000	1,925,220
University of North Carolina at Chapel Hill, 3.58% (SOFR + 0.65%), 12/01/2041 (Callable 01/23/2025)	1,950,000	1,948,869
		10,624,906
North Dakota - 2.3%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	10,000,000	9,919,880
City of Grand Forks ND, 5.00%, 12/01/2029	750,000	782,363
City of Horace ND
4.85%, 08/01/2026 (Callable 08/01/2025)	1,650,000	1,650,096
3.00%, 05/01/2027 (Callable 05/01/2026)	115,000	110,240
3.00%, 05/01/2029 (Callable 05/01/2026)	730,000	670,884
6.00%, 05/01/2049 (Callable 05/01/2032)	1,500,000	1,579,387
5.38%, 05/01/2050 (Callable 05/01/2033)	800,000	832,518
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 02/03/2025)	1,010,000	1,002,674
3.00%, 09/01/2036 (Callable 02/03/2025)	370,000	319,169
City of Mayville ND
3.75%, 08/01/2025 (Callable 02/03/2025)	220,000	217,683
5.25%, 05/01/2038 (Callable 05/01/2031)	1,325,000	1,356,211
5.00%, 05/01/2044 (Callable 05/01/2031)	1,825,000	1,762,170
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)	1,000,000	1,052,793
4.25%, 01/01/2049 (Callable 01/01/2028)	40,000	40,128

The accompanying notes are an integral part of these financial statements.

175

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 06/01/2025)	$6,370,000	$6,398,478
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)	970,000	1,074,035
5.00%, 08/01/2036 (Callable 08/01/2032)	1,815,000	1,984,905
4.00%, 08/01/2039 (Callable 08/01/2032)	2,080,000	2,055,843
4.00%, 08/01/2040 (Callable 08/01/2032)	1,865,000	1,828,179
Williston Parks & Recreation District
4.50%, 03/01/2025 (Callable 01/21/2025)	240,000	239,661
4.00%, 03/01/2032 (Callable 01/21/2025)	35,000	31,635
		34,908,932
Ohio - 3.4%
Anthony Wayne Local School District, 5.00%, 12/01/2042 (Callable 12/01/2025)	500,000	504,025
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026)(b)	1,210,000	1,236,605
City of Kirtland OH, 4.50%, 04/17/2025	1,000,000	1,003,108
City of Warrensville Heights OH, 4.50%, 06/25/2025(c)	850,000	852,088
City of West Carrollton OH, 4.00%, 05/01/2025	2,535,000	2,540,273
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2026 (Callable 02/03/2025)	300,000	300,251
5.00%, 08/01/2033 (Callable 08/01/2032)	1,200,000	1,292,282
5.50%, 08/01/2052 (Callable 08/01/2032)	1,400,000	1,477,442
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 01/21/2025)	265,000	257,533
3.00%, 11/01/2028 (Callable 01/21/2025)	275,000	266,806
4.63%, 08/01/2042 (Callable 08/01/2034)	1,100,000	1,109,997
County of Cuyahoga OH, 5.00%, 12/01/2026 (Callable 02/07/2025)	1,000,000	1,001,666
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)	100,000	103,554

	Par	Value
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 02/03/2025)	$250,000	$250,136
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2028	1,000,000	1,076,847
5.00%, 12/01/2029	1,000,000	1,093,876
County of Hardin OH, 4.00%, 05/01/2026	55,000	53,953
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	200,000	183,911
5.25%, 09/01/2049 (Callable 09/01/2034)	1,430,000	1,509,496
5.25%, 09/01/2054 (Callable 09/01/2034)	1,500,000	1,569,313
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	2,800,000	2,359,405
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)	2,000,000	2,158,649
Lancaster Port Authority, 5.00%, 08/01/2049 (Callable 02/01/2025) (a)	810,000	811,083
Northeast Ohio Medical University, 5.00%, 12/01/2026	100,000	102,244
Ohio Air Quality Development Authority
3.70%, 07/01/2028(b)	1,250,000	1,235,748
3.70%, 10/01/2028(b)	3,000,000	2,962,924
4.00%, 09/01/2030(a)	2,150,000	2,160,213
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032	1,190,000	1,242,502
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/03/2025)(c)	1,000,000	1,000,541
5.00%, 05/01/2027 (Callable 05/01/2026)(a)	500,000	510,160
6.00%, 03/01/2032	400,000	462,432
6.00%, 09/01/2033	280,000	327,909
6.00%, 03/01/2034	250,000	293,413
4.70%, 01/01/2043	1,750,000	1,772,768
2.45%, 09/01/2045 (Callable 09/01/2029)	550,000	392,643
4.50%, 03/01/2050 (Callable 09/01/2028)	610,000	615,369
Port of Greater Cincinnati Development Authority, 5.00%, 12/01/2048 (Callable 06/01/2034)	640,000	680,692
Reynoldsburg City School District, 4.92%, 09/01/2030	4,355,000	4,452,828
State of Ohio
5.00%, 12/31/2026 (Callable 06/30/2025)(b)	1,000,000	1,004,773

The accompanying notes are an integral part of these financial statements.

176

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.00%, 12/31/2027 (Callable 06/30/2025)(b)	$950,000	$954,977
5.00%, 12/31/2035 (Callable 06/30/2025)(b)	1,700,000	1,708,078
5.00%, 12/31/2039 (Callable 06/30/2025)(b)	2,030,000	2,035,697
4.00%, 01/15/2045 (Callable 01/02/2025)(a)	2,605,000	2,605,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	750,000	799,263
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)	1,005,000	1,020,083
University of Cincinnati
5.00%, 06/01/2030	585,000	641,174
5.00%, 06/01/2031	620,000	687,966
5.00%, 06/01/2032	500,000	560,417
		53,242,113
Oklahoma - 1.7%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)	1,080,000	1,160,407
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)	1,185,000	1,284,955
Caddo County Educational Facilities Authority, 5.00%, 09/01/2025	690,000	695,308
Canadian County Educational Facilities Authority
5.00%, 09/01/2029	1,005,000	1,074,661
5.25%, 09/01/2034 (Callable 09/01/2033)	2,500,000	2,808,126
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026	2,000,000	2,025,914
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029	1,665,000	1,758,319
Love County Educational Facilities Authority, 4.75%, 09/01/2037 (Callable 09/01/2034)	1,135,000	1,112,058
Muskogee Industrial Trust
5.00%, 09/01/2027	275,000	283,145
4.00%, 09/01/2031 (Callable 09/01/2029)	500,000	495,971
4.00%, 09/01/2033 (Callable 09/01/2029)	1,500,000	1,464,338
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)	1,290,000	1,199,881

	Par	Value
Oklahoma Development Finance Authority, 3.15%, 08/15/2031 (Callable 01/02/2025)(a)	$2,250,000	$2,250,000
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	1,955,000	1,875,544
Payne County Economic Development Authority, 4.25%, 09/01/2034	945,000	892,372
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026	200,000	201,529
4.00%, 09/01/2030	400,000	407,452
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	4,000,000	3,837,609
Tulsa Metropolitan Utility Authority, 0.05%, 04/01/2025	1,505,000	1,491,441
		26,319,030
Oregon - 1.1%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	3,000,000	3,289,183
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032)(d)	110,000	108,250
0.00%, 06/01/2037 (Callable 06/01/2032)(d)	245,000	238,307
0.00%, 12/01/2046 (Callable 06/01/2032)(d)	1,115,000	1,062,259
Lane County School District No 40 Creswell
0.00%, 06/15/2032(d)	450,000	340,723
0.00%, 06/15/2033(d)	400,000	290,160
0.00%, 06/15/2038 (Callable 06/15/2033)(d)	925,000	500,213
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)	2,000,000	2,044,620
Oregon Health & Science University, 5.00%, 07/01/2046 (Callable 11/01/2031)(a)	860,000	935,657
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,006,212
Oregon State Facilities Authority
5.00%, 10/01/2025	325,000	327,361
5.00%, 10/01/2027 (Callable 10/01/2026)	100,000	101,605
5.00%, 10/01/2028	150,000	155,991
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(c)	4,500,000	4,441,586

The accompanying notes are an integral part of these financial statements.

177

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 02/03/2025)(b)	$70,000	$67,576
3.60%, 07/01/2034 (Callable 02/03/2025)	700,000	668,224
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	777,563
4.00%, 01/01/2047 (Callable 07/01/2025)	40,000	39,980
4.00%, 07/01/2047 (Callable 07/01/2026)	105,000	104,919
3.50%, 01/01/2051 (Callable 01/01/2029)	80,000	79,321
Washington County School District No 13 Banks
0.00%, 06/15/2028(d)	400,000	354,744
0.00%, 06/15/2029(d)	450,000	384,315
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 01/23/2025)	195,000	190,956
		17,509,725
Pennsylvania - 5.3%
Allegheny County Sanitary Authority, 5.00%, 12/01/2045 (Callable 12/01/2025)	2,500,000	2,520,483
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)	1,545,000	1,634,738
Bucks County Industrial Development Authority
5.00%, 07/01/2028	1,495,000	1,541,413
5.00%, 07/01/2029	500,000	519,227
Central Bradford Progress Authority, 3.34%, 12/01/2041 (Callable 02/03/2025)(a)	900,000	900,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 01/23/2025)	45,000	44,552
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,000,000	2,032,317
5.00%, 08/01/2030 (Callable 02/03/2025)	110,000	110,018
5.00%, 08/01/2035 (Callable 02/03/2025)	730,000	729,963
5.00%, 08/01/2045 (Callable 02/03/2025)	500,000	474,359
4.50%, 10/01/2064 (Callable 10/01/2032)(c)	2,200,000	1,984,390
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)	415,000	417,171

	Par	Value
4.00%, 11/01/2027 (Callable 11/01/2025)	$370,000	$371,714
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029	370,000	381,737
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	3,000,000	3,119,995
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2049 (Callable 09/01/2034)	4,425,000	4,862,890
City of York PA
5.00%, 11/15/2025	525,000	526,989
5.00%, 11/15/2026	205,000	206,951
5.00%, 11/15/2027	220,000	223,312
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	3,000,000	3,224,728
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 02/03/2025)	50,000	47,008
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 02/03/2025)	75,000	75,031
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	760,000	759,825
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	6,000,000	5,611,010
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,510,000	1,524,377
Geisinger Authority, 5.00%, 02/15/2039 (Callable 02/15/2027)	1,150,000	1,172,516
Health Care Facilities Authority of Sayre, 3.85% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 02/03/2025)	2,355,000	2,317,470
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)	330,000	356,767
5.00%, 04/15/2035 (Callable 04/15/2032)	270,000	291,079
Indiana County Municipal Services Authority, 5.00%, 10/01/2030	270,000	289,276
Latrobe Industrial Development Authority
5.00%, 03/01/2025	110,000	110,067
5.00%, 03/01/2026	260,000	261,242

The accompanying notes are an integral part of these financial statements.

178

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)	$460,000	$464,356
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)	910,000	841,105
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2026	900,000	914,356
5.00%, 01/01/2027	1,100,000	1,136,194
0.00%, 01/01/2031(d)	1,405,000	1,108,976
0.00%, 01/01/2037(d)	3,495,000	2,123,429
Pennsylvania Higher Education Assistance Agency, 4.50%, 06/01/2043 (Callable 06/01/2031)(b)	1,105,000	1,098,244
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2025	200,000	200,880
5.00%, 05/01/2035 (Callable 05/01/2026)	2,000,000	2,014,720
5.00%, 07/01/2035 (Callable 07/01/2026)	1,300,000	1,239,280
5.00%, 08/15/2049 (Callable 08/15/2029)	1,000,000	1,032,249
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 10/01/2025)	155,000	136,901
5.50%, 10/01/2053	1,320,000	1,387,247
6.25%, 10/01/2053 (Callable 04/01/2033)	1,885,000	2,038,016
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)	110,000	117,856
5.00%, 12/01/2036 (Callable 12/01/2027)	1,935,000	2,002,576
5.13%, 12/01/2039 (Callable 06/01/2029)	505,000	537,531
5.13%, 12/01/2040 (Callable 06/01/2029)	45,000	47,899
5.00%, 12/01/2041 (Callable 12/01/2025)	2,235,000	2,259,473
5.50%, 12/01/2042 (Callable 12/01/2026)	1,835,000	1,880,154
4.90%, 12/01/2044 (Callable 12/01/2026)	50,000	50,678
5.00%, 12/01/2044 (Callable 12/01/2029)	2,000,000	2,087,300
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)	1,750,000	1,870,895

	Par	Value
Philadelphia Gas Works Co., 5.00%, 10/01/2030 (Callable 10/01/2026)	$1,000,000	$1,026,541
Philadelphia Municipal Authority, 5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,028,636
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 06/01/2025)	90,000	90,678
Reading School District
0.00%, 01/15/2026(d)	190,000	182,284
0.00%, 01/15/2027(d)	50,000	46,064
Redevelopment Authority of the City of Philadelphia, 5.00%, 04/15/2027 (Callable 04/15/2025)	100,000	100,505
Ridley School District
5.00%, 11/15/2050 (Callable 05/15/2032)	3,500,000	3,653,189
5.00%, 11/15/2050 (Callable 05/15/2032)	2,000,000	2,082,407
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)	1,000,000	1,068,105
5.00%, 09/01/2043 (Callable 09/01/2028)	1,500,000	1,550,111
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)	15,000	15,554
5.00%, 06/01/2032 (Callable 12/01/2026)	1,575,000	1,617,396
5.00%, 06/01/2033 (Callable 12/01/2026)	2,250,000	2,308,886
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028	700,000	721,732
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 06/01/2025)(b)	795,000	786,913
		81,511,931
Rhode Island - 0.7%
City of Pawtucket RI, 4.50%, 10/24/2025	1,000,000	1,005,595
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)	2,470,000	2,569,565
5.25%, 09/15/2043 (Callable 09/15/2034)	1,000,000	1,098,148
5.25%, 09/15/2044 (Callable 09/15/2034)	1,000,000	1,094,292
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	500,000	500,535

The accompanying notes are an integral part of these financial statements.

179

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - (Continued)
Rhode Island Health and Educational Building Corp., 5.50%, 05/15/2049 (Callable 05/15/2034)	$3,000,000	$3,293,638
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)	150,000	127,314
2.10%, 10/01/2035 (Callable 10/01/2029)	590,000	463,804
Rhode Island Student Loan Authority, 5.00%, 12/01/2028(b)	1,175,000	1,219,830
		11,372,721
South Carolina - 1.4%
Charleston Housing Authority/SC, 5.00%, 12/01/2041 (Callable 12/01/2034)	1,450,000	1,449,332
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)	500,000	512,566
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	997,000	997,486
Newberry Investing in Children’s Education, 5.00%, 12/01/2029 (Callable 02/03/2025)	500,000	500,428
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	2,000,000	2,007,479
5.75%, 11/15/2029 (Callable 05/15/2025)	1,000,000	1,000,053
4.00%, 08/15/2030 (Callable 08/15/2026)	130,000	128,258
5.25%, 08/15/2033 (Callable 08/15/2026)	350,000	355,491
South Carolina Public Service Authority
5.00%, 12/01/2032 (Callable 06/01/2026)	465,000	473,642
5.00%, 12/01/2037 (Callable 12/01/2026)	2,000,000	2,037,868
5.00%, 12/01/2040 (Callable 12/01/2034)	2,100,000	2,313,766
5.00%, 12/01/2042 (Callable 12/01/2034)	1,255,000	1,366,532
5.25%, 12/01/2049 (Callable 12/01/2034)	1,100,000	1,189,727
5.50%, 12/01/2054 (Callable 12/01/2034)	1,540,000	1,682,474
South Carolina State Housing Finance & Development Authority, 3.50%, 07/01/2043 (Callable 01/01/2026)	115,000	114,691

	Par	Value
Spartanburg Housing Authority, 2.00%, 03/01/2026 (Callable 03/01/2025)(a)	$3,500,000	$3,486,749
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025(d)	1,085,000	1,053,217
0.00%, 10/01/2026(d)	650,000	606,253
0.00%, 10/01/2031(d)	500,000	377,223
		21,653,235
South Dakota - 0.4%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	250,000	236,279
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)	100,000	103,573
5.00%, 09/01/2040 (Callable 09/01/2027)	3,130,000	3,208,763
South Dakota Housing Development Authority, 6.25%, 05/01/2055 (Callable 05/01/2032)	1,980,000	2,141,979
		5,690,594
Tennessee - 1.9%
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)	1,755,000	1,817,485
5.00%, 04/01/2036 (Callable 04/01/2025)	2,000,000	2,002,253
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040	3,000,000	2,849,456
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(c)	300,000	300,464
Johnson City Health & Educational Facilities Board, 5.13%, 07/01/2025 (Callable 02/03/2025)	1,740,000	1,755,940
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)	325,000	330,113
5.00%, 09/01/2030 (Callable 09/01/2026)	925,000	938,624
5.00%, 09/01/2031 (Callable 09/01/2026)	100,000	101,350
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028	50,000	49,963
5.00%, 05/01/2036 (Callable 05/01/2033)	800,000	871,037
New Memphis Arena Public Building Authority
0.00%, 04/01/2028(d)	1,990,000	1,874,981

The accompanying notes are an integral part of these financial statements.

180

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
0.00%, 04/01/2031(d)	$1,670,000	$1,551,572
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)	1,440,000	1,482,407
5.00%, 05/01/2035 (Callable 05/01/2027)	2,165,000	2,212,125
Tennergy Corp./TN
5.50%, 12/01/2028	1,000,000	1,055,042
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	1,000,000	1,067,810
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	125,000	126,550
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 01/23/2025)	1,205,000	1,180,027
2.05%, 07/01/2036 (Callable 07/01/2030)	425,000	330,841
2.90%, 07/01/2039 (Callable 01/01/2029)	605,000	499,570
3.85%, 07/01/2043 (Callable 07/01/2027)	1,475,000	1,372,483
4.00%, 07/01/2048 (Callable 01/01/2027)	115,000	115,018
4.50%, 07/01/2049 (Callable 01/01/2028)	15,000	15,110
6.25%, 01/01/2054 (Callable 07/01/2032)	1,580,000	1,707,594
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026)(a)	3,561,000	3,665,973
		29,273,788
Texas - 10.3%
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 02/15/2025)	1,675,000	1,678,866
5.00%, 02/15/2032 (Callable 02/15/2025)	1,500,000	1,503,389
4.88%, 06/15/2056 (Callable 06/15/2025)(a)(c)	1,250,000	1,257,139
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)	1,900,000	1,935,805
5.00%, 10/01/2035 (Callable 10/01/2027)	1,310,000	1,326,685
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)	825,000	856,390
Boerne Independent School District
3.85%, 12/01/2043(a)	2,905,000	2,941,060
4.00%, 02/01/2054(a)	1,000,000	1,019,228

	Par	Value
Brazos Higher Education Authority, Inc.
2.35%, 04/01/2040 (Callable 04/01/2030)(b)	$5,000	$4,971
4.00%, 04/01/2045 (Callable 04/01/2034)(b)	4,225,000	3,975,897
Central Texas Turnpike System, 0.00%, 08/15/2026(d)	1,750,000	1,656,030
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 02/03/2025)	105,000	103,836
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	3,200,000	3,253,066
5.00%, 11/15/2035 (Callable 11/15/2026)(b)	1,805,000	1,833,747
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2025	300,000	303,425
5.00%, 09/01/2026	250,000	257,331
5.00%, 09/01/2027	200,000	209,641
City of Brownsville TX
5.00%, 02/15/2026	180,000	183,718
5.00%, 02/15/2027	250,000	259,004
5.00%, 02/15/2028	225,000	236,639
5.00%, 02/15/2029	400,000	426,457
5.00%, 02/15/2030	520,000	560,923
5.00%, 02/15/2031	585,000	637,691
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)	100,000	110,413
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026)(a)	1,785,000	1,828,478
5.00%, 07/01/2042 (Callable 01/01/2027)(a)	1,570,000	1,615,635
City of Fort Worth TX
5.00%, 09/01/2031	746,000	807,770
5.00%, 09/01/2032 (Callable 09/01/2031)	787,000	849,308
5.00%, 09/01/2033 (Callable 09/01/2031)	828,000	889,381
5.00%, 09/01/2034 (Callable 09/01/2031)	872,000	933,511
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)	2,385,000	2,467,383
City of Houston TX Airport System Revenue
5.00%, 07/01/2026(b)	1,010,000	1,030,679
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	795,000	824,930

The accompanying notes are an integral part of these financial statements.

181

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 07/01/2032 (Callable 07/01/2028)(b)	$120,000	$124,518
5.00%, 07/01/2035 (Callable 07/01/2028)(b)	1,400,000	1,441,461
5.00%, 07/01/2039 (Callable 07/01/2028)	3,000,000	3,119,812
5.00%, 07/01/2041 (Callable 07/01/2028)(b)	750,000	763,505
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 02/03/2025)	765,000	766,025
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)	475,000	515,492
City of Magnolia TX, 5.70%, 09/01/2046(c)	460,000	459,150
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)	1,250,000	1,363,130
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)	3,000,000	2,899,395
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026	700,000	713,885
5.00%, 04/01/2028	115,000	120,980
5.00%, 04/01/2029	1,000,000	1,063,365
3.95%, 12/01/2032 (Callable 02/03/2025)	225,000	221,041
4.25%, 12/01/2034 (Callable 02/03/2025)	410,000	406,198
5.75%, 08/15/2045 (Callable 08/15/2025)	20,000	20,168
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)	560,000	584,214
4.50%, 09/01/2032 (Callable 10/01/2029)	1,110,000	1,150,490
4.50%, 09/01/2034 (Callable 10/01/2029)	1,335,000	1,371,976
5.00%, 09/01/2038 (Callable 10/01/2029)	620,000	644,190
County of Wise TX
5.00%, 08/15/2026	330,000	335,733
5.00%, 08/15/2027	505,000	519,448
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)	100,000	100,214
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050(a)	3,000,000	3,049,709

	Par	Value
Ector County Independent School District, 4.00%, 08/15/2049(a)	$3,000,000	$3,055,752
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	1,250,000	1,251,500
EP Cimarron Ventanas PFC
4.00%, 12/01/2034	1,600,000	1,556,477
4.13%, 12/01/2039 (Callable 12/01/2034)	2,000,000	1,941,287
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)	1,825,000	1,769,178
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	9,000,000	9,135,753
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,957,420	2,837,383
Frisco Independent School District, 0.00%, 08/15/2029(d)	100,000	85,083
Galena Park Independent School District, 0.00%, 08/15/2026(d)	1,525,000	1,447,255
Generation Park Management District, 4.00%, 09/01/2028 (Callable 09/01/2025)	125,000	125,584
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 02/03/2025)	95,000	88,850
Grand Parkway Transportation Corp., 5.00%, 10/01/2052 (Callable 01/01/2028)(a)	4,000,000	4,194,135
Green Valley Special Utility District
7.00%, 09/15/2030	615,000	738,342
7.00%, 09/15/2031	545,000	668,695
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)	205,000	254,569
Harris County Cultural Education Facilities Finance Corp., 4.00%, 11/15/2029 (Callable 05/15/2026)	285,000	286,513
Harris County Hospital District, 2.70%, 02/15/2042 (Callable 01/02/2025)(a)	5,100,000	5,100,000
Housing Options, Inc./TX, 3.90%, 02/01/2026 (Callable 02/01/2025)(a)	1,000,000	1,000,043
Houston Independent School District, 3.50%, 06/01/2039(a)	1,750,000	1,746,770
Hunt Memorial Hospital District Charitable Health, 5.00%, 02/15/2030	1,000,000	1,029,739
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	3,000,000	3,125,148
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)	1,000,000	1,051,000

The accompanying notes are an integral part of these financial statements.

182

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Kerrville Health Facilities Development Corp., 5.00%, 08/15/2025	$925,000	$930,991
Lake Dallas Independent School District, 0.00%, 08/15/2026(d)	2,000,000	1,898,342
Lower Colorado River Authority, 4.75%, 01/01/2028	35,000	35,748
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	170,000	162,412
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029	345,000	385,252
6.00%, 09/01/2030 (Callable 09/01/2029)	290,000	318,175
6.50%, 09/01/2030 (Callable 09/01/2029)	360,000	402,618
6.50%, 09/01/2031 (Callable 09/01/2029)	380,000	425,220
6.50%, 09/01/2032 (Callable 09/01/2029)	170,000	189,852
Melissa Independent School District
5.00%, 02/01/2029	175,000	187,776
5.00%, 02/01/2031	250,000	275,845
New Hope Cultural Education Facilities Finance Corp., 5.00%, 11/01/2031 (Callable 02/03/2025)	125,000	127,608
North Texas Higher Education Authority, Inc., 4.13%, 06/01/2045 (Callable 06/01/2031)(b)	2,150,000	2,022,661
North Texas Tollway Authority
0.00%, 01/01/2030(d)	380,000	317,571
0.00%, 01/01/2035(d)	3,240,000	2,207,595
0.00%, 01/01/2036(d)	1,690,000	1,101,506
0.00%, 01/01/2037(d)	5,050,000	3,148,583
Northlake Municipal Management District No 1, 6.75%, 03/01/2029	395,000	441,549
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)	2,500,000	2,533,141
Ponder Independent School District, 4.00%, 02/15/2051(a)	2,000,000	2,032,637
Port Freeport TX
5.00%, 06/01/2028 (Callable 06/01/2025)(b)	1,090,000	1,093,737
5.00%, 06/01/2029 (Callable 06/01/2025)(b)	1,145,000	1,148,703
Pottsboro Independent School District/TX, 4.00%, 02/15/2052(a)	2,800,000	2,855,359

	Par	Value
PSC/TX, 3.75%, 12/01/2040	$2,375,000	$2,318,664
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027)(a)	5,000,000	5,076,323
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	1,250,000	1,300,387
St George Place Redevelopment Authority, 4.00%, 09/01/2025	100,000	99,958
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	3,000,000	2,987,362
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	200,000	196,171
5.00%, 11/15/2026	290,000	292,901
5.00%, 11/15/2027	1,300,000	1,320,179
5.00%, 11/15/2027 (Callable 11/15/2026)	1,000,000	1,010,315
2.75%, 02/15/2036 (Callable 01/23/2025)(a)	5,330,000	4,942,421
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	500,000	492,030
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)	2,050,000	1,832,972
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2030	125,000	131,261
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	1,250,000	1,376,270
Texas Municipal Gas Acquisition and Supply Corp. I, 4.55% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2025)	500,000	499,508
Texas Municipal Gas Acquisition and Supply Corp. II, 3.97% (3 mo. Term SOFR + 1.05%), 09/15/2027	1,790,000	1,798,620
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)	400,000	435,437
5.25%, 05/01/2039 (Callable 05/01/2033)	500,000	539,385
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)	200,000	197,136
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)	1,275,000	1,283,365

The accompanying notes are an integral part of these financial statements.

183

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	$550,000	$574,276
5.00%, 12/01/2039 (Callable 12/01/2029)	330,000	341,892
5.00%, 12/01/2042 (Callable 12/01/2029)	890,000	913,349
6.00%, 12/01/2043 (Callable 12/01/2029)	100,000	102,789
Waller County Road Improvement District No 1
6.00%, 03/01/2027	270,000	282,637
6.00%, 03/01/2028	285,000	304,012
6.00%, 03/01/2029	300,000	325,775
6.00%, 03/01/2030 (Callable 03/01/2029)	315,000	341,746
6.00%, 03/01/2031 (Callable 03/01/2029)	330,000	357,828
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 02/03/2025)	45,000	44,713
Yoakum Independent School District
5.00%, 02/15/2027	120,000	124,915
5.00%, 02/15/2028	190,000	201,437
5.00%, 02/15/2029	230,000	247,856
5.00%, 02/15/2031	575,000	637,774
5.00%, 02/15/2032	305,000	342,037
		159,538,163
Utah - 1.2%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2027(b)	700,000	722,543
5.00%, 07/01/2030 (Callable 07/01/2027)(b)	1,500,000	1,540,372
5.00%, 07/01/2034 (Callable 07/01/2027)(b)	1,000,000	1,022,971
5.00%, 07/01/2042 (Callable 07/01/2027)	1,000,000	1,022,596
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)	1,250,000	986,132
Utah Charter School Finance Authority
3.00%, 04/15/2027	160,000	156,597
4.00%, 10/15/2030	875,000	870,986
4.00%, 04/15/2032	1,000,000	1,009,708
4.50%, 04/15/2037 (Callable 02/03/2025)	150,000	150,062
5.00%, 04/15/2037 (Callable 04/15/2026)	270,000	272,794

	Par	Value
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	$155,000	$154,790
4.50%, 10/21/2052	5,702,766	5,473,065
6.00%, 12/21/2052	844,406	865,706
6.00%, 02/21/2053	867,498	900,481
6.50%, 05/21/2053	995,102	1,035,931
6.00%, 06/21/2053	1,474,438	1,512,797
6.50%, 08/21/2053	90,499	94,268
6.50%, 01/01/2054 (Callable 07/01/2032)	1,000,000	1,092,795
		18,884,594
Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)	1,000,000	1,009,922
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)	951,000	987,831
Vermont Student Assistance Corp., 5.00%, 06/15/2026(b)	50,000	50,831
		2,048,584
Virginia - 0.8%
Chesapeake Economic Development Authority, 3.65%, 02/01/2032(a)	1,520,000	1,533,228
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027)(a)	3,250,000	3,345,133
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	1,500,000	1,581,975
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	100,000	100,000
5.00%, 05/01/2043 (Callable 05/01/2026)(a)	3,000,000	3,060,958
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	1,000,000	1,027,347
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)	1,180,000	1,190,227
Virginia Small Business Financing Authority, 5.00%, 01/01/2035 (Callable 07/01/2027)	100,000	105,279
		11,944,147
Washington - 2.6%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)	1,100,000	1,133,603

The accompanying notes are an integral part of these financial statements.

184

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 06/01/2025)	$2,000,000	$2,012,069
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	100,000	110,474
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 04/01/2025)(a)	1,905,000	1,841,349
County of Lewis WA, 3.00%, 12/01/2026 (Callable 01/23/2025)	100,000	98,790
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)	930,000	979,389
King County Housing Authority
5.16%, 11/01/2025	1,909,277	1,915,662
5.00%, 01/01/2028 (Callable 01/01/2027)	1,000,000	1,031,208
4.00%, 11/01/2033 (Callable 11/01/2029)	600,000	608,631
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)	225,000	231,552
5.00%, 12/01/2030 (Callable 12/01/2026)	400,000	409,707
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)	1,000,000	1,018,637
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)	500,000	547,402
5.25%, 12/01/2044 (Callable 12/01/2033)	695,000	747,034
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,309
5.00%, 01/01/2029 (Callable 01/01/2028)	165,000	172,407
5.00%, 01/01/2038 (Callable 01/01/2029)	300,000	310,333
5.00%, 01/01/2039 (Callable 01/01/2028)	500,000	511,419
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 01/23/2025)	800,000	800,731
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027)(b)	4,500,000	4,579,542
5.25%, 07/01/2042 (Callable 07/01/2034)(b)	2,080,000	2,242,902

	Par	Value
Seattle Housing Authority
4.00%, 09/01/2025 (Callable 03/01/2025)	$3,000,000	$3,002,875
2.50%, 06/01/2041 (Callable 06/01/2031)	950,000	727,422
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	2,500,000	2,507,226
Tacoma Metropolitan Park District
5.00%, 12/01/2025	2,060,000	2,096,340
5.00%, 12/01/2025 (Callable 01/23/2025)	245,000	245,220
5.00%, 12/01/2025 (Callable 01/23/2025)	25,000	25,022
5.00%, 12/01/2026	95,000	98,515
4.00%, 12/01/2027 (Callable 12/01/2026)	605,000	614,769
4.00%, 12/01/2028 (Callable 12/01/2026)	25,000	25,374
Vancouver Housing Authority, 4.00%, 08/01/2034 (Callable 08/01/2031)	3,000,000	2,987,813
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)	95,000	97,880
5.00%, 12/01/2031 (Callable 12/01/2030)(c)	200,000	216,021
5.02% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035	150,000	150,000
4.00%, 07/01/2036 (Callable 07/01/2025)	135,000	130,619
5.00%, 08/15/2037 (Callable 02/15/2028)	1,500,000	1,539,230
5.00%, 08/01/2049 (Callable 08/01/2029)	2,640,000	2,689,401
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027	100,000	103,305
Washington State Housing Finance Commission
1.90%, 12/01/2032 (Callable 06/01/2030)	1,300,000	1,075,479
4.00%, 06/01/2050 (Callable 06/01/2029)	225,000	225,491
		40,091,152
West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027	625,000	609,567
Wyoming County Board of Education
5.00%, 06/01/2031	1,230,000	1,344,810
5.00%, 06/01/2032	1,305,000	1,438,412
		3,392,789

The accompanying notes are an integral part of these financial statements.

185

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - 4.4%
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)	$720,000	$775,642
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)	2,005,000	2,016,398
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	3,000,000	3,035,069
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	3,250,000	2,783,142
Hudson School District, 2.50%, 03/01/2025	1,305,000	1,301,988
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 02/03/2025)	100,000	99,680
Pardeeville Area School District/WI, 4.00%, 08/29/2025	1,200,000	1,200,091
Public Finance Authority
4.00%, 03/01/2025(c)	1,070,000	1,067,196
5.00%, 05/15/2026 (Callable 05/15/2025)(c)	1,660,000	1,661,745
5.00%, 10/01/2028(c)	1,750,000	1,787,112
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	925,000	973,971
5.50%, 12/15/2028 (Callable 06/01/2025)(c)	1,500,000	1,502,774
0.00%, 09/01/2029 (Callable 09/01/2026)(c)(d)	2,250,000	1,615,921
6.13%, 12/15/2029 (Callable 12/15/2027)(c)	1,200,000	1,193,062
0.00%, 12/15/2030 (Callable 12/15/2026)(c)(d)	3,675,000	2,593,036
4.00%, 01/01/2033 (Callable 07/01/2029)	605,000	608,055
5.00%, 03/01/2033 (Callable 03/01/2026)	5,900,000	6,000,157
4.00%, 06/01/2033 (Callable 06/01/2025)	70,000	69,347
4.00%, 01/01/2034 (Callable 07/01/2029)	1,150,000	1,151,886
5.00%, 10/01/2034 (Callable 10/01/2029)(c)	1,500,000	1,521,593
4.00%, 01/01/2046 (Callable 01/01/2027)	500,000	433,808
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)	1,395,000	1,141,775
Village of Kewaskum WI
5.00%, 04/01/2029	165,000	171,740
5.00%, 04/01/2035 (Callable 04/01/2033)	215,000	222,161

	Par	Value
4.50%, 04/01/2039 (Callable 04/01/2033)	$645,000	$623,065
Waunakee Community School District, 2.50%, 04/01/2025 (Callable 02/03/2025)	250,000	249,060
Westosha Central High School District, 1.75%, 03/01/2033 (Callable 03/01/2028)	1,330,000	1,060,810
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030)(d)	1,000,000	533,512
5.25%, 12/15/2061 (Callable 12/15/2030)(c)	1,100,000	1,106,041
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2025	230,000	229,232
4.00%, 08/15/2026	475,000	471,273
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	4,250,000	4,321,141
5.00%, 11/01/2027 (Callable 11/01/2026)	745,000	746,813
5.00%, 11/01/2029 (Callable 11/01/2026)	580,000	581,131
3.00%, 02/15/2031 (Callable 02/15/2026)	55,000	49,562
5.00%, 04/01/2033 (Callable 10/01/2028)	1,000,000	1,054,109
4.00%, 07/01/2036 (Callable 07/01/2029)	1,000,000	991,184
4.00%, 09/15/2036 (Callable 09/15/2027)	580,000	556,324
4.00%, 09/15/2036 (Callable 09/15/2027)	775,000	743,364
5.00%, 10/01/2039 (Callable 10/01/2034)	900,000	957,798
4.38%, 11/01/2039 (Callable 11/01/2034)	3,830,000	3,767,605
5.00%, 11/15/2039 (Callable 05/15/2026)	2,100,000	2,127,451
5.00%, 10/01/2040 (Callable 10/01/2034)	500,000	528,610
5.00%, 02/15/2047 (Callable 02/15/2027)	750,000	739,270
4.00%, 02/15/2050 (Callable 02/15/2027)	80,000	67,359
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	245,000	249,516
5.50%, 12/01/2052 (Callable 12/01/2032)	1,750,000	1,888,696
6.00%, 10/01/2054 (Callable 10/01/2032)	2,000,000	2,048,997
6.13%, 10/01/2059 (Callable 10/01/2032)	1,000,000	1,029,985
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028)(c)	160,000	147,223

The accompanying notes are an integral part of these financial statements.

186

Baird Strategic Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
4.38%, 07/01/2037 (Callable 07/01/2028)(c)	$480,000	$407,865
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)	10,000	9,993
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 05/01/2025)(a)	1,190,000	1,190,775
3.88%, 11/01/2054 (Callable 11/01/2025)(a)	4,250,000	4,261,478
		67,666,591
TOTAL MUNICIPAL BONDS (Cost $1,510,030,477)		1,508,559,334

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.70%(e)	24,629,942	24,629,942
TOTAL SHORT-TERM INVESTMENTS (Cost $24,629,942)		24,629,942
TOTAL INVESTMENTS - 99.1% (Cost $1,534,660,419)		$1,533,189,276
Other Assets in Excess of Liabilities - 0.9%		13,903,639
TOTAL NET ASSETS - 100.0%		$1,547,092,915

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $150,360,564 or 9.7% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $79,467,248 or 5.1% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

187

Baird Strategic Municipal Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Strategic Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$ 1,508,559,334	$ —	$ 1,508,559,334
Money Market Funds	24,629,942	—	—	24,629,942
Total Investments	$24,629,942	$ 1,508,559,334	$—	$ 1,533,189,276

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

188

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 98.8%
Alabama - 1.6%
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	$2,000,000	$2,160,535
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,891,779
Black Belt Energy Gas District, 5.00%, 05/01/2053(a)	4,000,000	4,143,850
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,071,725
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032)(a)	4,500,000	4,765,301
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	855,225
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,752,438
		16,640,853
Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	710,000	710,313
4.00%, 06/01/2036 (Callable 06/01/2025)	290,000	291,047
3.25%, 12/01/2044 (Callable 06/01/2029)	120,000	117,636
4.00%, 12/01/2048 (Callable 06/01/2027)	405,000	405,447
City of Valdez AK, 5.00%, 06/30/2029 (Callable 01/23/2025)	1,225,000	1,246,030
		2,770,473
Arizona - 0.5%
Arizona Industrial Development Authority, 1.78%, 09/01/2030(a)(b)	1,906,540	1,757,152
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,729
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	347,175
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	173,153
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	194,141
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	229,670
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	373,881

	Par	Value
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	$2,000,000	$1,921,102
		5,039,003
Arkansas - 0.4%
City of Little Rock AR Water Reclamation System Revenue, 5.00%, 10/01/2034 (Callable 04/01/2025)	2,500,000	2,511,506
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	1,055,000	1,021,022
University of Arkansas
5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	257,627
4.00%, 04/01/2037 (Callable 04/01/2029)	160,000	160,853
4.00%, 04/01/2039 (Callable 04/01/2029)	245,000	245,328
		4,196,336
California - 6.1%
Anaheim Public Financing Authority, 0.00%, 09/01/2036(c)	19,545,000	13,022,876
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,566,334
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,824,380
Buellton Union School District, 0.00%, 02/01/2034(c)	2,000,000	1,398,372
California Community Choice Financing Authority, 5.00%, 01/01/2056 (Callable 05/01/2033)(a)	2,000,000	2,180,207
California Housing Finance Agency, 3.75%, 03/25/2035	4,780,997	4,703,900
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	2,250,000	2,237,995
Carlsbad Unified School District, 0.00%, 08/01/2035(c)	305,000	350,810
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	75,125
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028(c)	180,000	161,226
El Monte City School District/CA, 0.00%, 08/01/2029(c)	1,640,000	1,384,218
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033)(c)	205,000	183,952
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036(a)	2,461,477	2,382,162

The accompanying notes are an integral part of these financial statements.

189

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Fontana Unified School District, 0.00%, 02/01/2033(c)	$530,000	$403,789
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026(c)	4,695,000	4,551,164
0.00%, 01/01/2028(c)	3,260,000	2,973,786
0.00%, 01/01/2030(c)	125,000	106,958
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	7,225,660	6,408,435
Gateway Unified School District/CA, 0.00%, 03/01/2037(c)	100,000	63,851
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026(c)	240,000	229,424
0.00%, 06/01/2028(c)	630,000	565,346
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	447,735
3.25%, 06/01/2034 (Callable 06/01/2025)	160,000	160,253
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	154,653
Long Beach Community College District
0.00%, 06/01/2032(c)	1,540,000	1,202,399
0.00%, 06/01/2033(c)	1,560,000	1,168,695
Los Alamitos Unified School District, 0.00%, 08/01/2043 (Callable 08/01/2031)	230,000	237,325
Merced Union High School District, 0.00%, 08/01/2048 (Callable 02/01/2025)(c)	850,000	241,972
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029(c)	75,000	65,062
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)(c)	280,000	294,414
Orange County Water District, 5.00%, 08/15/2034	285,000	313,307
Pacheco Union Elementary School District
0.00%, 02/01/2028(c)	40,000	36,283
0.00%, 02/01/2028(c)	25,000	22,677
0.00%, 02/01/2037(c)	300,000	193,753
Pajaro Valley Unified School District, 0.00%, 08/01/2027(c)	25,000	23,123
Palmdale Elementary School District, 0.00%, 08/01/2031(c)	30,000	24,290

	Par	Value
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	$7,160,000	$9,145,154
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	707,362
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)(c)	85,000	59,115
San Diego Unified School District/CA, 0.00%, 07/01/2030(c)	100,000	83,990
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027(c)	1,380,000	1,302,398
0.00%, 01/01/2028(c)	1,110,000	1,018,244
Santa Barbara Unified School District, 0.00%, 08/01/2045 (Callable 08/01/2032)	100,000	94,032
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 02/03/2025)(c)	25,000	13,691
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025)(c)	75,000	34,003
0.00%, 08/01/2037 (Callable 08/01/2025)(c)	50,000	21,106
0.00%, 08/01/2041 (Callable 08/01/2025)(c)	50,000	15,807
0.00%, 08/01/2043 (Callable 08/01/2025)(c)	200,000	54,496
Woodlake Union High School District, 0.00%, 08/01/2033(c)	1,000,000	671,067
		64,580,716
Colorado - 1.6%
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 06/01/2025)	1,225,000	1,232,190
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	415,283
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	315,893
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	907,661
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	850,070

The accompanying notes are an integral part of these financial statements.

190

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Colorado Health Facilities Authority, 3.27% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	$10,000,000	$9,957,982
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,056,304
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,031,846
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	545,000	568,957
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	506,487
		16,842,673
Connecticut - 1.4%
City of Norwalk CT, 5.00%, 08/15/2036 (Callable 08/15/2030)	2,555,000	2,804,107
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,244,304
4.00%, 11/15/2045 (Callable 05/15/2028)	2,480,000	2,482,713
4.00%, 11/15/2047 (Callable 11/15/2026)	300,000	299,900
4.00%, 05/15/2049 (Callable 11/15/2028)	1,195,000	1,198,695
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	109,291
3.20%, 07/01/2037(a)	2,085,000	2,079,362
2.95%, 07/01/2049(a)	1,000,000	991,515
2.80%, 07/01/2057(a)	4,050,000	4,025,615
		15,235,502
District of Columbia - 0.4%
District of Columbia Water & Sewer Authority, 2.35%, 10/01/2054 (Callable 01/02/2025)(a)	4,000,000	4,000,000
Florida - 2.5%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025)(a)	1,000,000	993,767
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,898,434

	Par	Value
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	$480,000	$480,755
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026(c)	40,000	37,850
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	301,857
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,041,879
County of Miami-Dade FL
0.00%, 10/01/2026(c)	150,000	141,936
0.00%, 10/01/2027(c)	330,000	302,485
5.25%, 10/01/2030	4,625,000	5,048,915
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	2,500,000	2,534,101
1.94%, 08/01/2036	4,973,184	3,748,430
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,101,505
3.50%, 07/01/2051 (Callable 07/01/2029)	670,000	664,577
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,960,858
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	193,872
5.75%, 10/01/2031	60,000	74,430
Seminole County School Board, 5.00%, 07/01/2035 (Callable 07/01/2026)	145,000	148,272
		26,673,923
Georgia - 1.8%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	445,487
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	295,000	310,752
5.00%, 06/01/2028	230,000	242,281
Forsyth County Hospital Authority, 6.38%, 10/01/2028	4,365,000	4,687,564
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	80,000	79,700
Homerville Housing Authority, 3.45%, 01/01/2028(a)	1,000,000	991,900

The accompanying notes are an integral part of these financial statements.

191

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Georgia - (Continued)
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	$1,615,000	$1,626,470
5.00%, 07/01/2053 (Callable 12/01/2029)(a)	8,000,000	8,417,380
5.00%, 04/01/2054 (Callable 01/02/2031)(a)	2,500,000	2,655,128
		19,456,662
Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,760,000	3,020,342
Illinois - 5.8%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,729
Chillicothe Park District, 5.50%, 12/01/2029	150,000	163,615
City of Chicago IL
0.00%, 01/01/2027(c)	75,000	69,966
0.00%, 01/01/2028(c)	350,000	315,528
5.00%, 01/01/2034 (Callable 01/01/2025)	2,170,000	2,170,000
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2036 (Callable 05/01/2032)	70,000	75,833
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	500,000	506,928
City of Woodstock IL, 4.00%, 01/01/2037 (Callable 01/01/2031)	675,000	684,093
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(c)	2,785,000	2,693,065
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,167,616
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2025(c)	475,000	460,690
0.00%, 12/01/2025(c)	230,000	223,272
0.00%, 12/01/2026(c)	285,000	267,568
0.00%, 12/01/2028(c)	535,000	469,654
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,137,823
Deerfield Park District, 4.00%, 12/01/2029	240,000	244,781

	Par	Value
DuPage County Community High School District No 100 Fenton, 5.00%, 07/15/2037 (Callable 07/15/2032)	$575,000	$624,697
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	305,000	334,034
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,489,895
Illinois Development Finance Authority
0.00%, 07/15/2025(c)	25,045,000	24,598,024
2.45%, 11/15/2039(a)	2,230,000	2,201,803
Illinois Finance Authority
5.00%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,218,983
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,886,494
4.00%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,007,086
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	502,615
4.00%, 05/01/2044 (Callable 05/01/2025)	135,000	135,290
Illinois Housing Development Authority
2.55%, 04/01/2025	590,000	587,236
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	1,300,000	1,301,771
3.10%, 02/01/2035 (Callable 02/01/2026)	875,000	799,217
3.50%, 08/01/2046 (Callable 02/01/2026)	455,000	445,309
4.00%, 08/01/2048 (Callable 08/01/2027)	250,000	250,244
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	157,439
Jefferson County School District No 80 Mt Vernon, 4.00%, 06/01/2028 (Callable 06/01/2026)	120,000	120,475
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,162,736
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 02/03/2025)	700,000	699,812

The accompanying notes are an integral part of these financial statements.

192

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2034 (Callable 12/01/2027)	$425,000	$427,796
4.00%, 12/01/2039 (Callable 12/01/2027)	1,305,000	1,301,021
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	617,462
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	302,116
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,798,529
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	366,228
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	251,932
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)	1,320,000	1,349,008
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	485,839
Waukegan Park District, 3.13%, 12/15/2028 (Callable 02/03/2025)	390,000	376,585
Will County Community High School District No. 210, 0.00%, 01/01/2025(c)	350,000	350,000
Will County School District No 122, 0.00%, 10/01/2027(c)	470,000	430,812
		61,356,649
Indiana - 3.1%
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,585,511
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	735,000	745,939
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	864,775
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	470,778

	Par	Value
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	$1,600,000	$1,733,765
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	340,032
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	463,693
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	433,151
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	972,965
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	958,010
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,122,440
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	857,437
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	815,000	858,535
Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/01/2033 (Callable 01/01/2025)	1,780,000	1,780,000
IPS Multi-School Building Corp., 5.00%, 01/15/2031	700,000	771,250
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,193,301
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,371,485
Muncie Community School Corp., 3.50%, 07/15/2025	3,010,000	3,010,170
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	800,000	860,592
Northern Wells Multi-School Building Corp., 4.00%, 07/15/2035 (Callable 07/15/2027)	160,000	161,433
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	784,935
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	407,736

The accompanying notes are an integral part of these financial statements.

193

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	$300,000	$329,672
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	246,424
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	256,496
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	211,003
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	804,745
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,787,805
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	583,881
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,713,664
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,204,831
		32,886,454
Iowa - 0.8%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,145,761
Iowa Finance Authority
5.00%, 08/01/2033 (Callable 08/01/2026)	175,000	179,917
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	960,675
4.00%, 07/01/2047 (Callable 07/01/2028)	785,000	787,269
4.00%, 07/01/2047 (Callable 07/01/2027)	235,000	235,058
5.00%, 12/01/2050 (Callable 12/01/2032)(a)	730,000	829,941
5.50%, 07/01/2053 (Callable 01/01/2033)	2,865,000	3,012,311
		8,150,932
Kansas - 0.2%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 06/01/2025)	530,000	533,141
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	63,268

	Par	Value
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028)(a)	$1,615,000	$1,705,544
		2,301,953
Kentucky - 0.6%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 02/03/2025)	2,000,000	1,973,914
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	644,138
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027)(a)	2,000,000	1,992,391
5.00%, 09/01/2043 (Callable 03/01/2026)(a)	1,615,000	1,644,183
		6,254,626
Louisiana - 4.6%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026)(a)	3,650,000	3,680,062
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	20,555,000	21,016,061
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	22,914,810
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	269,199
Webster Parish School District No 6 Minden, 4.00%, 03/01/2031 (Callable 03/01/2029)	840,000	858,560
		48,738,692
Maine - 0.0%(d)
Maine State Housing Authority, 3.50%, 11/15/2047 (Callable 11/15/2026)	10,000	9,944
Maryland - 0.3%
City of Baltimore MD, 5.00%, 07/01/2028	160,000	164,855
Maryland Community Development Administration, 3.85%, 03/01/2025	2,445,000	2,445,619
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,095,000	1,117,826
		3,728,300
Massachusetts - 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(c)	1,400,000	1,156,948

The accompanying notes are an integral part of these financial statements.

194

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - (Continued)
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	$85,000	$84,942
4.00%, 12/01/2048 (Callable 06/01/2027)	565,000	565,101
4.00%, 06/01/2049 (Callable 12/01/2028)	285,000	285,238
3.00%, 12/01/2050 (Callable 12/01/2029)	150,000	146,842
Massachusetts State College Building Authority
0.00%, 05/01/2027(c)	625,000	578,402
0.00%, 05/01/2028(c)	5,790,000	5,184,261
		8,001,734
Michigan - 2.1%
Birmingham City School District/MI, 5.00%, 05/01/2036 (Callable 05/01/2033)	200,000	223,528
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	426,260
County of Kent MI, 4.00%, 01/01/2034 (Callable 02/03/2025)	2,060,000	2,059,901
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,096,952
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	677,359
4.00%, 06/01/2046 (Callable 12/01/2025)	155,000	154,931
4.25%, 12/01/2049 (Callable 06/01/2028)	1,645,000	1,654,064
5.00%, 06/01/2053 (Callable 12/01/2031)	780,000	806,731
5.50%, 06/01/2053 (Callable 12/01/2031)	1,725,000	1,812,161
5.75%, 06/01/2054 (Callable 12/01/2032)	1,880,000	1,994,029
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,762,815
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,652,254
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	969,341
		22,290,326
Minnesota - 1.3%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,489,086	2,723,223

	Par	Value
City of Hopkins MN, 4.00%, 02/01/2038 (Callable 02/01/2032)	$440,000	$450,554
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,889,441
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,284,701
Duluth Independent School District No 709
2.60%, 03/01/2028	1,875,000	1,839,969
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	679,612
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	350,000	353,511
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,348,733
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	105,000	104,923
4.25%, 07/01/2049 (Callable 07/01/2028)	615,000	618,732
6.25%, 07/01/2054 (Callable 01/01/2033)	1,950,000	2,108,190
		13,401,589
Mississippi - 1.0%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	736,193
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	505,581
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,239,041
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,354,377
West Rankin Utility Authority
5.00%, 01/01/2038 (Callable 01/01/2025)	550,000	550,000
5.00%, 01/01/2043 (Callable 01/01/2028)	4,500,000	4,772,890
		10,158,082
Missouri - 1.5%
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	719,389
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	598,747

The accompanying notes are an integral part of these financial statements.

195

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	$550,000	$567,976
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	717,494
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,128,376
Metropolitan St Louis Sewer District, 5.00%, 05/01/2045 (Callable 05/01/2025)	2,335,000	2,346,837
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,329,634
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,032,684
Missouri Housing Development Commission
1.95%, 05/01/2025	45,000	44,669
5.50%, 05/01/2055 (Callable 05/01/2033)	2,005,000	2,140,062
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	900,770
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,088,653
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,160,021
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,081,697
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	432,991
		16,290,000
Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,176,492
Flathead County School District No. 44, 4.00%, 07/01/2036 (Callable 07/01/2028)	235,000	238,187
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	404,780
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	199,636
		3,019,095

	Par	Value
Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	$5,000,000	$5,257,157
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,160,868
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	400,000	394,580
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	1,941,442
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	970,603
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,135,000	1,124,326
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	19,993
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,008
		11,883,977
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027)(a)	2,000,000	1,999,938
New Jersey - 0.4%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	880,456
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	557,945
New Jersey Economic Development Authority, 0.00%, 07/01/2025(c)	135,000	132,732
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	135,000	135,758
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	520,000	525,117
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	346,671
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2030(c)	2,535,000	2,068,728
		4,647,407

The accompanying notes are an integral part of these financial statements.

196

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - 0.4%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	$210,000	$210,829
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	663,278
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	646,888
3.95%, 09/01/2040 (Callable 02/03/2025)	800,000	758,337
5.25%, 03/01/2053 (Callable 03/01/2032)	1,850,000	1,935,437
		4,214,769
New York - 1.6%
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,064,027	3,168,844
New York City Municipal Water Finance Authority, 4.00%, 06/15/2040 (Callable 12/15/2029)	500,000	503,859
New York State Dormitory Authority
0.00%, 07/01/2028(c)	65,000	57,992
0.00%, 07/01/2029(c)	695,000	599,717
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	156,417
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,969,243
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,563,552
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	185,000	204,434
5.50%, 10/15/2030	390,000	438,626
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025)(a)	2,920,000	2,921,212
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	952,037
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	1,975,000	1,975,678
		17,511,611
North Carolina - 4.0%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025)(a)	675,000	683,535
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	574,262

	Par	Value
County of Wake NC
5.13%, 10/01/2026	$550,000	$560,032
5.00%, 05/01/2041 (Callable 05/01/2034)	2,860,000	3,175,190
Inlivian
2.55%, 05/01/2037	4,665,297	3,786,349
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	2,000,000	2,028,980
North Carolina Housing Finance Agency
4.00%, 03/01/2028(a)	6,450,000	6,516,766
4.35%, 01/01/2034 (Callable 07/01/2031)	565,000	575,150
4.00%, 07/01/2050 (Callable 07/01/2029)	1,045,000	1,046,584
5.75%, 01/01/2054 (Callable 07/01/2032)	3,835,000	4,060,439
3.20%, 07/01/2056 (Callable 11/15/2025)(a)	2,000,000	1,990,218
Raleigh Housing Authority
5.00%, 10/01/2026(a)	5,500,000	5,560,411
5.00%, 12/01/2026(a)	7,850,000	7,957,076
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,536,783
University of North Carolina at Chapel Hill, 3.58% (SOFR + 0.65%), 12/01/2041 (Callable 01/23/2025)	1,000,000	999,420
		43,051,195
North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,134,682
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,089,682
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	838,128
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	1,000,819
3.50%, 07/01/2046 (Callable 01/01/2026)	395,000	392,736
4.00%, 01/01/2050 (Callable 07/01/2028)	700,000	701,817
		7,157,864
Ohio - 3.8%
City of Wyoming OH, 3.88%, 10/15/2025	2,000,000	2,006,571
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,429,000	27,096,239
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,630,000	3,058,799

The accompanying notes are an integral part of these financial statements.

197

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	$1,025,000	$1,071,222
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	109,787
5.50%, 09/01/2030	125,000	137,800
5.50%, 03/01/2031	100,000	110,705
5.50%, 09/01/2031	125,000	138,741
5.50%, 03/01/2032	125,000	138,993
5.50%, 09/01/2032	100,000	111,938
5.50%, 03/01/2033	100,000	111,989
5.50%, 09/01/2033	100,000	112,011
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	154,073
3.50%, 09/01/2046 (Callable 09/01/2025)	345,000	342,536
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,249,615
State of Ohio, 2.75%, 01/01/2052(a)	2,795,000	2,726,102
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	340,458
		40,017,579
Oregon - 0.7%
Clackamas Community College District
0.00%, 06/15/2028 (Callable 06/15/2025)(c)	1,375,000	1,196,509
0.00%, 06/15/2029 (Callable 06/15/2025)(c)	1,000,000	833,784
Oregon Coast Community College District
0.00%, 06/15/2038 (Callable 06/15/2034)(c)	175,000	186,350
0.00%, 06/15/2039 (Callable 06/15/2034)(c)	400,000	423,272
0.00%, 06/15/2040 (Callable 06/15/2034)(c)	365,000	384,473
0.00%, 06/15/2041 (Callable 06/15/2034)(c)	350,000	367,018
0.00%, 06/15/2043 (Callable 06/15/2034)(c)	400,000	414,473
State of Oregon
4.00%, 12/01/2045 (Callable 06/01/2025)	270,000	269,880
4.00%, 12/01/2048 (Callable 12/01/2026)	630,000	629,914
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	959,716

	Par	Value
2.90%, 07/01/2043 (Callable 07/01/2027)	$1,000,000	$777,563
4.00%, 01/01/2047 (Callable 07/01/2025)	185,000	184,906
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	919,876
		7,547,734
Pennsylvania - 1.3%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,517,298
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	5,000,000	4,675,841
Mckeesport Area School District, 0.00%, 10/01/2025(c)	110,000	107,383
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	175,000	174,477
3.50%, 04/01/2051 (Callable 10/01/2029)	1,640,000	1,628,911
5.50%, 10/01/2053	1,930,000	2,028,324
5.75%, 10/01/2053 (Callable 10/01/2032)	1,180,000	1,246,502
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026(c)	890,000	844,566
0.00%, 09/01/2027(c)	1,110,000	1,020,097
0.00%, 09/01/2028(c)	370,000	329,352
		13,572,751
Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,585,000	3,734,753
6.00%, 08/01/2026	1,825,000	1,901,234
6.00%, 08/01/2026	1,710,000	1,781,431
6.00%, 08/01/2026	1,440,000	1,500,152
5.50%, 08/01/2027	7,690,000	8,128,085
5.50%, 08/01/2027	400,000	422,787
		17,468,442
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,112,522
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,609,258
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,203,578
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	800,000	792,043
		5,717,401

The accompanying notes are an integral part of these financial statements.

198

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - 3.3%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	$10,680,000	$11,557,223
Piedmont Municipal Power Agency, 5.38%, 01/01/2025	5,255,000	5,255,000
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026)(b)	7,500,000	7,708,187
5.00%, 08/15/2041 (Callable 08/15/2026)(b)	4,165,000	4,280,614
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	6,005,000	6,824,547
		35,625,571
South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,077,813
Tennessee - 2.0%
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2035 (Callable 12/01/2034)	275,000	321,836
5.50%, 12/01/2036 (Callable 12/01/2034)	350,000	407,782
5.50%, 12/01/2037 (Callable 12/01/2034)	500,000	578,108
5.50%, 12/01/2038 (Callable 12/01/2034)	810,000	937,192
5.50%, 12/01/2039 (Callable 12/01/2034)	550,000	633,969
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	1,000,000	1,013,640
4.88%, 11/01/2028	1,190,000	1,235,382
3.85%, 02/01/2048(a)	1,000,000	1,001,970
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	1,625,000	1,522,107
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	319,097
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	486,794
3.85%, 01/01/2035 (Callable 01/23/2025)	230,000	225,233
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	330,087

	Par	Value
4.00%, 01/01/2043 (Callable 07/01/2027)	$425,000	$425,114
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,684,200
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,281,071
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	618,084
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,510,885
3.00%, 01/01/2051 (Callable 01/01/2030)	785,000	770,273
		21,302,824
Texas - 27.4%(e)
Alvarado Independent School District/TX, 2.75%, 02/15/2052(a)	1,650,000	1,636,393
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	932,748
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	857,128
5.00%, 02/15/2030 (Callable 02/15/2026)	125,000	127,110
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	787,739
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	999,013
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	477,305
5.00%, 08/15/2033	150,000	166,213
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	197,824
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	486,951
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	451,988
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	515,865
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,011,922
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	189,727
5.00%, 08/15/2037 (Callable 08/15/2032)	510,000	553,096
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	552,889
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	478,882
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	112,533
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	244,070

The accompanying notes are an integral part of these financial statements.

199

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
3.00%, 08/15/2041 (Callable 08/15/2031)	$300,000	$248,946
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	217,639
3.00%, 08/15/2043 (Callable 08/15/2031)	210,000	170,847
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	197,755
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	348,319
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,893,250
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	365,842
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,092,133
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	816,414
Boerne Independent School District, 3.85%, 12/01/2043(a)	970,000	982,041
Brazoria County Toll Road Authority
0.00%, 03/01/2039 (Callable 03/01/2030)(c)	200,000	194,398
0.00%, 03/01/2041 (Callable 03/01/2030)(c)	65,000	61,694
0.00%, 03/01/2042 (Callable 03/01/2030)(c)	700,000	659,414
0.00%, 03/01/2044 (Callable 03/01/2030)(c)	255,000	236,173
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,626,844
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,743,475
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,829,187
Centerville Independent School District
5.00%, 08/15/2036 (Callable 08/15/2033)	375,000	418,257
5.00%, 08/15/2037 (Callable 08/15/2033)	770,000	855,530
5.00%, 08/15/2038 (Callable 08/15/2033)	400,000	442,752
Chisum Independent School District, 5.00%, 08/15/2025	590,000	596,740
City of Denton TX, 5.00%, 02/15/2035 (Callable 02/15/2031)	3,055,000	3,341,739

	Par	Value
City of Houston TX
5.50%, 12/01/2029	$16,050,000	$17,217,660
5.75%, 12/01/2032	24,965,000	29,787,829
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026(c)	1,050,000	985,777
0.00%, 12/01/2027(c)	265,000	240,611
0.00%, 12/01/2028(c)	4,620,000	4,055,708
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 02/03/2025)	2,205,000	2,205,526
City of Sugar Land TX
4.00%, 02/15/2037 (Callable 02/15/2033)	515,000	527,025
4.00%, 02/15/2038 (Callable 02/15/2033)	515,000	523,844
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	519,240
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	516,042
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	295,000	315,265
5.00%, 08/15/2029 (Callable 02/03/2025)	215,000	215,293
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	171,563
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	164,443
5.00%, 08/15/2037 (Callable 08/15/2028)	1,260,000	1,308,812
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	382,796
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	785,799
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	244,063
Coppell Independent School District, 0.00%, 08/15/2029(c)	200,000	169,934
County of Bexar TX
4.00%, 06/15/2030 (Callable 06/15/2026)	150,000	151,250
4.00%, 06/15/2033 (Callable 06/15/2025)	3,795,000	3,810,055
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,201,276
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,637,137
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	244,485
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,021,897
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,264,431

The accompanying notes are an integral part of these financial statements.

200

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Dallas Independent School District
4.00%, 02/15/2034 (Callable 02/15/2025)	$20,715,000	$20,733,101
4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,286,848
Decatur Hospital Authority, 5.75%, 09/01/2029	290,000	308,323
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	649,195
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,562,302
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	4,500,000	4,567,877
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	2,957,420	2,837,383
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	566,927
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	4,500,000	4,647,064
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	320,801
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	855,032
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	6,610,000	6,817,117
5.75%, 07/01/2027	2,300,000	2,359,070
6.25%, 07/01/2027	4,990,000	5,183,362
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	52,483
Harris County-Houston Sports Authority
0.00%, 11/15/2030(c)	2,150,000	1,745,524
0.00%, 11/15/2041 (Callable 11/15/2031)(c)	355,000	149,488
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 02/03/2025)	1,030,000	1,030,804
5.00%, 02/15/2034 (Callable 02/03/2025)	1,795,000	1,796,511
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	678,503
La Porte Independent School District/TX
5.00%, 02/15/2037 (Callable 08/15/2033)	2,000,000	2,231,487

	Par	Value
5.00%, 02/15/2038 (Callable 08/15/2033)	$1,630,000	$1,808,679
La Pryor Independent School District, 5.00%, 02/15/2032	75,000	83,252
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026)(c)	14,815,000	6,812,349
Lower Colorado River Authority, 4.75%, 01/01/2028	455,000	464,721
Maypearl Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2033)	1,000,000	1,088,287
McKinney Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2026)	1,325,000	1,328,994
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,042,030
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,059
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)(c)	3,475,000	2,395,057
0.00%, 09/15/2034 (Callable 09/15/2027)(c)	1,110,000	725,122
0.00%, 09/15/2035 (Callable 09/15/2027)(c)	2,570,000	1,589,117
0.00%, 09/15/2036 (Callable 09/15/2027)(c)	1,580,000	925,364
0.00%, 09/15/2037 (Callable 09/15/2027)(c)	110,000	60,998
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	287,459
New Caney Independent School District, 5.00%, 02/15/2039 (Callable 08/15/2027)	500,000	515,732
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,194,780
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,225,948
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,056,971
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	101,188
North Texas Tollway Authority
0.00%, 01/01/2035(c)	2,760,000	1,880,544
0.00%, 01/01/2036(c)	1,525,000	993,963
0.00%, 01/01/2037(c)	4,600,000	2,868,016
0.00%, 09/01/2037 (Callable 09/01/2031)(c)	11,185,000	5,676,081
0.00%, 09/01/2043 (Callable 09/01/2031)(c)	34,670,000	11,213,543

The accompanying notes are an integral part of these financial statements.

201

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
7.00%, 09/01/2043 (Callable 09/01/2031)	$8,445,000	$10,159,484
6.75%, 09/01/2045 (Callable 09/01/2031)	18,025,000	21,775,676
Northside Independent School District, 2.00%, 06/01/2052(a)	2,470,000	2,372,361
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 02/03/2025)	340,000	340,020
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,023,243
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,033,551
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	694,404
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	838,997
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	592,595
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	628,484
PSC/TX, 3.75%, 12/01/2040	4,775,000	4,661,734
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 02/03/2025)	745,000	745,841
Shiner Independent School District, 5.00%, 08/15/2040 (Callable 08/15/2032)	175,000	189,127
Socorro Independent School District
4.00%, 08/15/2033 (Callable 02/15/2027)	900,000	907,869
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,509,196
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,320,195
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	438,066
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,764,971
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,416,488
4.00%, 03/01/2050 (Callable 09/01/2028)	595,000	596,742
5.50%, 09/01/2052 (Callable 03/01/2032)	2,845,000	3,005,693

	Par	Value
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	$150,000	$150,658
5.50%, 09/01/2053 (Callable 03/01/2033)	1,860,000	1,950,433
Texas Water Development Board, 4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,961,414
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 02/03/2025)	335,000	334,118
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	703,725
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	975,752
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,098,150
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	574,276
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,036,035
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,233,531
Wylie Independent School District, 0.00%, 08/15/2032 (Callable 08/15/2025)(c)	1,000,000	755,580
		292,297,411
Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026)(a)	2,875,000	2,936,457
Davis School District, 3.50%, 06/01/2034 (Callable 02/03/2025)	2,000,000	1,972,066
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	386,547
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	505,549
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,037,240
6.00%, 07/01/2053 (Callable 01/01/2032)	985,000	1,052,934
6.00%, 07/01/2054 (Callable 01/01/2033)	345,000	377,558
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	555,135
		9,823,486

The accompanying notes are an integral part of these financial statements.

202

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	$1,255,000	$1,224,678
4.00%, 05/01/2048 (Callable 11/01/2026)	125,000	124,919
4.00%, 11/01/2048 (Callable 05/01/2027)	165,000	164,913
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,675,503
		3,190,013
Virginia - 1.9%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	2,415,000	2,469,773
Danville Industrial Development Authority, 5.25%, 10/01/2028	140,000	145,469
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,159,355
Virginia Resources Authority
0.00%, 11/01/2027(c)	520,000	475,408
5.00%, 11/01/2045 (Callable 11/01/2025)	1,000,000	1,008,667
		20,258,672
Washington - 3.3%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,768,341
Clark County School District No 114 Evergreen
4.00%, 12/01/2038 (Callable 06/01/2030)	1,000,000	1,015,563
5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,384,526
County of King WA Sewer Revenue, 5.00%, 07/01/2034 (Callable 01/01/2025)	705,000	705,000
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,430,339
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,530,559
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,218,240
State of Washington
5.00%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,250,271
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	949,958

	Par	Value
5.00%, 02/01/2043 (Callable 02/01/2034)	$2,250,000	$2,465,846
Washington Health Care Facilities Authority
5.00%, 09/01/2030	300,000	323,494
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	188,241
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	500,785
5.00%, 09/01/2033 (Callable 09/01/2030)	190,000	204,334
5.00%, 10/01/2038 (Callable 04/01/2025)	2,050,000	2,052,490
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025)(b)	1,850,000	1,876,886
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,403,769
4.00%, 06/01/2049 (Callable 06/01/2028)	275,000	275,181
4.00%, 06/01/2050 (Callable 06/01/2029)	960,000	962,093
7.00%, 07/01/2050 (Callable 07/01/2025)(b)	1,845,000	1,873,790
		35,379,706
Wisconsin - 4.0%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	613,530
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	428,472
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,349,533
City of Milwaukee WI Sewerage System Revenue, 3.00%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,358,909
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 02/03/2025)	820,000	820,072
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,955,146
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)	110,000	114,318
Lodi School District/WI, 3.75%, 03/01/2037 (Callable 03/01/2025)	135,000	135,094
Public Finance Authority, 5.00%, 03/01/2025	535,000	536,477

The accompanying notes are an integral part of these financial statements.

203

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	$1,120,000	$1,153,488
0.00%, 12/15/2027(c)	1,085,000	988,171
0.00%, 12/15/2028(c)	825,000	727,528
0.00%, 12/15/2029(c)	900,000	764,476
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,026,599
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	3,142,018
Town of Ledgeview WI, 5.00%, 12/01/2030 (Callable 12/01/2029)	630,000	680,755
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	288,325
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,410,680
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,537,684
Village of Pewaukee WI, 2.25%, 03/01/2025 (Callable 02/03/2025)	70,000	69,795
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	659,219
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,436,098
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,501,861
0.00%, 12/15/2034 (Callable 12/15/2030)(c)	1,810,000	1,190,716
0.00%, 12/15/2038 (Callable 12/15/2030)(c)	1,000,000	533,512
0.00%, 12/15/2060 (Callable 12/15/2030)(c)	5,125,000	1,265,710
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	20,000	20,166
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	73,017
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,222
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	929,734
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	185,217
4.00%, 04/01/2039 (Callable 04/01/2027)	2,500,000	2,404,270

	Par	Value
5.00%, 07/01/2042 (Callable 07/01/2027)	$2,000,000	$2,034,163
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,484,730
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	310,000	308,100
4.00%, 03/01/2048 (Callable 03/01/2027)	845,000	844,384
4.00%, 03/01/2048 (Callable 03/01/2027)	340,000	339,772
4.25%, 03/01/2049 (Callable 09/01/2028)	865,000	870,337
6.00%, 03/01/2054 (Callable 09/01/2032)	1,585,000	1,723,878
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	443,390
		42,449,566
Wyoming - 0.1%
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	1,015,000	1,015,660
TOTAL MUNICIPAL BONDS (Cost $1,069,488,644)		1,052,256,249
	Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.70%(f)	4,089,710	4,089,710
TOTAL SHORT-TERM INVESTMENTS (Cost $4,089,710)		4,089,710
TOTAL INVESTMENTS - 99.2% (Cost $1,073,578,354)		$1,056,345,959
Other Assets in Excess of Liabilities - 0.8%		8,952,440
TOTAL NET ASSETS - 100.0%		$1,065,298,399

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

204

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $17,496,629 or 1.6% of the Fund’s net assets.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

205

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Quality Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,052,256,249	$ —	$1,052,256,249
Money Market Funds	4,089,710	—	—	4,089,710
Total Investments	$4,089,710	$1,052,256,249	$—	$1,056,345,959

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

206

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 97.3%
Alabama - 3.1%
Alabama Community College System
5.00%, 10/01/2028 (Callable 10/01/2026)	$310,000	$318,818
5.25%, 06/01/2043 (Callable 06/01/2033)	500,000	546,478
Alabama Economic Settlement Authority, 4.00%, 09/15/2033 (Callable 09/15/2026)	5,810,000	5,845,574
Alabama Housing Finance Authority
5.00%, 05/01/2026(a)	6,800,000	6,833,151
5.75%, 04/01/2055 (Callable 04/01/2033)	2,000,000	2,160,535
Auburn University, 5.00%, 06/01/2032 (Callable 06/01/2025)	1,000,000	1,006,626
Birmingham Airport Authority
4.00%, 07/01/2036 (Callable 07/01/2030)	360,000	363,832
4.00%, 07/01/2037 (Callable 07/01/2030)	500,000	501,559
Birmingham-Jefferson Civic Center Authority
5.00%, 05/01/2035 (Callable 05/01/2028)	615,000	639,327
5.00%, 05/01/2036 (Callable 05/01/2028)	870,000	902,961
Black Belt Energy Gas District
5.00%, 12/01/2025	200,000	202,279
5.00%, 06/01/2026	250,000	254,519
4.00%, 12/01/2026	795,000	798,674
5.00%, 12/01/2026	400,000	409,986
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	625,000	625,686
5.00%, 05/01/2053(a)	11,500,000	11,913,568
5.50%, 11/01/2053 (Callable 09/01/2028)(a)	2,000,000	2,102,419
Chilton County Health Care Authority, 4.00%, 11/01/2045 (Callable 11/01/2025)	205,000	196,051
City of Oxford AL, 3.50%, 09/01/2041 (Callable 01/02/2025)(a)	5,000,000	5,000,000
City of Troy AL, 5.00%, 07/01/2031 (Callable 07/01/2025)	555,000	558,704
County of Elmore AL
4.00%, 05/01/2026	400,000	404,404
4.20%, 05/01/2042 (Callable 05/01/2032)	1,625,000	1,559,103
5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,036,309
County of Jefferson AL, 5.00%, 09/15/2029 (Callable 03/15/2027)	570,000	589,788

	Par	Value
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2041 (Callable 10/01/2033)	$1,250,000	$1,370,249
5.25%, 10/01/2042 (Callable 10/01/2033)	5,000,000	5,461,176
5.50%, 10/01/2053 (Callable 10/01/2033)	4,000,000	4,336,156
Energy Southeast A Cooperative District
5.00%, 06/01/2030	1,605,000	1,684,877
5.00%, 06/01/2032 (Callable 03/01/2032)	1,600,000	1,701,883
Fort Payne Waterworks Board
5.00%, 07/01/2037 (Callable 07/01/2034)	290,000	317,613
5.00%, 07/01/2038 (Callable 07/01/2034)	250,000	272,252
5.00%, 07/01/2039 (Callable 07/01/2034)	285,000	309,440
Health Care Authority of the City of Huntsville, 5.00%, 06/01/2053 (Callable 03/01/2030)(a)	5,225,000	5,561,525
Homewood Educational Building Authority
4.00%, 12/01/2033 (Callable 12/01/2029)	785,000	765,159
4.00%, 12/01/2034 (Callable 12/01/2029)	255,000	246,553
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	13,000,000	13,070,298
Jacksonville Public Educational Building Authority, 5.13%, 08/01/2044 (Callable 08/01/2034)	2,725,000	2,902,514
Jefferson County Board of Education/AL, 5.00%, 02/01/2042 (Callable 02/01/2028)	4,620,000	4,748,509
Limestone County Water & Sewer Authority
5.00%, 12/01/2041 (Callable 12/01/2034)	330,000	357,105
5.00%, 12/01/2044 (Callable 12/01/2034)	500,000	533,992
Madison Water & Wastewater Board
4.00%, 12/01/2037 (Callable 12/01/2029)	530,000	530,901
5.25%, 12/01/2053 (Callable 12/01/2033)	5,000,000	5,447,215
Public Building Authority of the City of Clanton, 5.00%, 05/01/2049 (Callable 05/01/2034)	750,000	777,491
Southeast Alabama Gas Supply District
5.00%, 04/01/2027	1,000,000	1,027,402
5.00%, 04/01/2028	2,265,000	2,353,164

The accompanying notes are an integral part of these financial statements.

207

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Alabama - (Continued)
Southeast Energy Authority A Cooperative District
5.00%, 07/01/2025	$650,000	$653,810
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	7,000,000	7,456,044
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	2,750,000	2,893,151
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	11,990,000	12,625,540
		122,174,370
Alaska - 0.4%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	1,245,000	1,245,548
5.25%, 12/01/2041 (Callable 06/01/2033)	5,375,000	5,863,504
Alaska Industrial Development & Export Authority
4.00%, 04/01/2030 (Callable 04/01/2029)	2,745,000	2,788,816
4.00%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,579,527
State of Alaska International Airports System, 5.00%, 10/01/2033 (Callable 10/01/2025)	3,080,000	3,110,666
University of Alaska, 4.00%, 10/01/2026 (Callable 02/03/2025)	650,000	650,292
		15,238,353
Arizona - 1.8%
Apache County Unified School District No 8 Window Rock, 4.13%, 07/01/2042 (Callable 07/01/2032)	1,625,000	1,604,229
Arizona Industrial Development Authority
5.00%, 05/01/2028	270,000	148,500
3.55%, 07/15/2029 (Callable 07/15/2027)	850,000	820,460
1.78%, 09/01/2030(a)(b)	5,084,685	4,686,270
5.00%, 07/01/2031 (Callable 07/01/2027)	515,000	527,145
5.00%, 07/01/2032 (Callable 07/01/2027)	545,000	556,970
5.00%, 07/01/2032 (Callable 07/01/2026)	205,000	208,051
3.63%, 05/20/2033	5,879,727	5,569,558
5.00%, 07/01/2033 (Callable 07/01/2027)	575,000	586,582
5.00%, 07/01/2033 (Callable 07/01/2026)	340,000	344,683
4.00%, 07/01/2034 (Callable 07/01/2026)	230,000	224,315

	Par	Value
4.00%, 07/01/2035 (Callable 07/01/2026)	$475,000	$459,986
4.50%, 04/01/2044 (Callable 04/01/2033)	2,000,000	1,983,122
5.00%, 03/01/2045 (Callable 05/01/2026)(a)	1,000,000	1,020,649
5.25%, 11/01/2048 (Callable 11/01/2032)	1,500,000	1,616,524
5.00%, 02/01/2058 (Callable 09/01/2026)(a)	5,190,000	5,323,345
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2028(c)	1,800,000	1,883,402
5.00%, 07/01/2035 (Callable 07/01/2025)	2,450,000	2,465,151
5.25%, 07/01/2047 (Callable 07/01/2033)	2,490,000	2,741,767
City of Sedona AZ Excise Tax Revenue
5.00%, 07/01/2036 (Callable 07/01/2033)	125,000	137,860
5.00%, 07/01/2037 (Callable 07/01/2033)	125,000	137,067
5.00%, 07/01/2038 (Callable 07/01/2033)	125,000	136,546
5.00%, 07/01/2039 (Callable 07/01/2033)	120,000	130,090
5.00%, 07/01/2040 (Callable 07/01/2033)	75,000	80,859
5.00%, 07/01/2041 (Callable 07/01/2033)	100,000	107,227
5.00%, 07/01/2042 (Callable 07/01/2033)	100,000	106,846
5.00%, 07/01/2043 (Callable 07/01/2033)	125,000	133,062
4.00%, 07/01/2044 (Callable 07/01/2033)	200,000	195,230
5.00%, 07/01/2054 (Callable 07/01/2033)	250,000	260,698
Industrial Development Authority of the City of Phoenix Arizona, 4.00%, 10/01/2047 (Callable 10/01/2026)	90,000	83,779
Industrial Development Authority of the County of Pima
4.45%, 07/01/2044 (Callable 07/01/2034)	400,000	396,415
4.70%, 07/01/2044 (Callable 07/01/2033)	500,000	504,197
4.60%, 07/01/2049 (Callable 07/01/2034)	475,000	473,984
4.80%, 07/01/2049 (Callable 07/01/2033)	800,000	805,357
4.65%, 07/01/2054 (Callable 07/01/2034)	575,000	573,829
4.90%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,007,522

The accompanying notes are an integral part of these financial statements.

208

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arizona - (Continued)
Industrial Development Authority of the County of Yavapai, 5.00%, 08/01/2025	$600,000	$604,660
La Paz County Industrial Development Authority, 5.00%, 02/15/2026(b)	230,000	230,977
Maricopa County & Phoenix Industrial Development Authorities
5.45%, 09/01/2048 (Callable 09/01/2032)	750,000	777,240
4.80%, 09/01/2049 (Callable 03/01/2033)	1,400,000	1,408,988
4.85%, 09/01/2054 (Callable 03/01/2033)	2,200,000	2,215,914
5.55%, 09/01/2054 (Callable 09/01/2032)	1,000,000	1,041,327
Maricopa County Industrial Development Authority
5.00%, 07/01/2028	755,000	785,025
5.00%, 07/01/2037 (Callable 07/01/2027)	500,000	508,766
5.00%, 12/01/2037 (Callable 06/01/2034)	2,600,000	2,891,895
5.00%, 01/01/2040 (Callable 01/01/2025)	3,740,000	3,814,800
5.00%, 09/01/2042 (Callable 09/01/2028)	1,000,000	1,032,965
4.00%, 01/01/2045 (Callable 07/01/2030)	7,000,000	6,723,858
Maricopa County Pollution Control Corp., 3.88%, 01/01/2038(a)	4,735,000	4,783,114
Maricopa County School District No 83-Cartwright Elementary, 5.00%, 07/01/2043 (Callable 07/01/2033)	650,000	702,923
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2045 (Callable 01/01/2031)	1,140,000	1,211,117
5.00%, 01/01/2048 (Callable 01/01/2034)	3,500,000	3,768,934
Tucson Industrial Development Authority/Pima County Industrial Development Auth
4.60%, 07/01/2044 (Callable 07/01/2033)	490,000	491,723
4.85%, 07/01/2048 (Callable 07/01/2032)	660,000	670,367
4.75%, 07/01/2049 (Callable 07/01/2033)	250,000	251,503
4.80%, 07/01/2054 (Callable 07/01/2033)	1,000,000	1,004,074
		72,961,447

	Par	Value
Arkansas - 1.0%
Arkadelphia Water & Sewer System, 4.75%, 12/01/2043 (Callable 06/01/2029)	$1,210,000	$1,241,532
Arkansas Development Finance Authority
4.00%, 12/01/2031 (Callable 12/01/2027)	380,000	385,054
5.00%, 02/01/2032 (Callable 02/01/2031)	1,255,000	1,304,143
4.00%, 12/01/2032 (Callable 12/01/2027)	400,000	405,644
5.00%, 02/01/2033 (Callable 02/01/2031)	1,250,000	1,296,078
5.00%, 02/01/2034 (Callable 02/01/2031)	1,500,000	1,546,902
4.00%, 12/01/2035 (Callable 12/01/2027)	445,000	448,834
4.00%, 12/01/2038 (Callable 12/01/2027)	275,000	272,058
4.25%, 07/01/2041 (Callable 07/01/2028)	500,000	433,101
4.16%, 09/01/2044 (Callable 02/03/2025)(a)	5,045,000	5,045,000
6.88%, 07/01/2048 (Callable 07/01/2028)(b)(c)	1,000,000	1,095,820
5.00%, 07/01/2054 (Callable 07/01/2033)	2,750,000	2,850,471
Arkansas Technical University, 4.00%, 06/01/2028 (Callable 02/03/2025)	1,025,000	1,025,421
Benton Washington Regional Public Water Authority
4.00%, 10/01/2033 (Callable 10/01/2029)	250,000	253,844
4.25%, 10/01/2054 (Callable 10/01/2029)	960,000	918,222
Carroll-Boone Water District
3.00%, 12/01/2028 (Callable 12/01/2025)	780,000	761,645
3.00%, 12/01/2029 (Callable 12/01/2025)	505,000	490,997
3.00%, 12/01/2030 (Callable 12/01/2025)	630,000	612,315
City of Batesville AR Sales & Use Tax
4.00%, 02/01/2041 (Callable 02/01/2031)	880,000	875,095
4.00%, 02/01/2049 (Callable 02/01/2031)	2,245,000	2,186,716
City of Beebe AR Water & Sewer System, 3.00%, 08/01/2041 (Callable 08/01/2028)	1,500,000	1,271,040
City of Cabot AR Sales & Use Tax Revenue, 3.00%, 12/01/2056 (Callable 12/01/2028)	2,700,000	2,309,638

The accompanying notes are an integral part of these financial statements.

209

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of Fayetteville AR, 3.05%, 01/01/2047 (Callable 01/01/2027)	$270,000	$268,136
City of Fort Smith AR Water & Sewer Revenue
5.00%, 10/01/2034 (Callable 10/01/2028)	255,000	268,948
5.00%, 10/01/2035 (Callable 10/01/2028)	1,850,000	1,946,219
City of Heber Springs AR Water & Sewer Revenue, 3.00%, 11/01/2034 (Callable 02/03/2025)	685,000	629,746
City of Maumelle AR
4.00%, 08/01/2028 (Callable 08/01/2025)	290,000	290,543
4.00%, 08/01/2029 (Callable 08/01/2025)	700,000	701,179
City of Maumelle AR Sales & Use Tax, 4.00%, 08/01/2026 (Callable 08/01/2025)	25,000	25,042
City of Osceola AR Sales & Use Tax, 4.13%, 06/01/2049 (Callable 06/01/2031)	1,250,000	1,240,199
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	440,000	425,829
City of Springdale AR Sales & Use Tax Revenue, 5.00%, 08/01/2038 (Callable 02/01/2030)	240,000	253,957
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2032 (Callable 12/01/2031)	225,000	243,148
5.00%, 12/01/2033 (Callable 12/01/2031)	200,000	214,723
5.00%, 12/01/2034 (Callable 12/01/2031)	200,000	213,704
3.00%, 12/01/2041 (Callable 12/01/2028)	1,750,000	1,435,272
4.00%, 12/01/2044 (Callable 12/01/2031)	1,000,000	969,704
4.25%, 12/01/2049 (Callable 12/01/2031)	1,000,000	978,371
Conway Health Facilities Board, 5.00%, 08/01/2029 (Callable 08/01/2026)	360,000	365,679
County of Madison AR Sales & Use Tax, 4.25%, 12/01/2058 (Callable 12/01/2030)	3,065,000	3,105,396
National Park College District, 3.00%, 05/01/2025 (Callable 02/03/2025)	235,000	234,174
University of Central Arkansas
4.00%, 11/01/2027 (Callable 11/01/2025)	340,000	340,221

	Par	Value
4.00%, 11/01/2028 (Callable 11/01/2025)	$250,000	$250,118
		41,429,878
California - 3.8%
Acalanes Union High School District
5.65%, 08/01/2028	130,000	138,904
6.25%, 08/01/2035 (Callable 08/01/2029)	490,000	557,951
6.35%, 08/01/2039 (Callable 08/01/2029)	350,000	396,293
Alameda Corridor Transportation Authority, 5.00%, 10/01/2037 (Callable 10/01/2026)	500,000	508,485
Alvord Unified School District, 0.00%, 08/01/2046 (Callable 08/01/2036)(d)	450,000	527,473
Antelope Valley Community College District
0.00%, 08/01/2029(d)	650,000	562,379
0.00%, 08/01/2031(d)	1,000,000	807,247
Burbank Unified School District, 4.53%, 02/01/2038 (Callable 08/01/2028)	210,000	216,430
California Community Choice Financing Authority
5.00%, 05/01/2028	1,660,000	1,727,690
5.00%, 11/01/2028	1,885,000	1,972,692
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	5,800,000	6,161,267
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	10,500,000	11,446,086
California Enterprise Development Authority
5.00%, 06/01/2029	245,000	266,092
5.00%, 06/01/2030	260,000	286,883
5.00%, 06/01/2031	265,000	296,672
5.00%, 06/01/2032	280,000	317,399
5.00%, 06/01/2034 (Callable 06/01/2033)	285,000	324,940
5.00%, 06/01/2035 (Callable 06/01/2033)	215,000	244,190
5.00%, 06/01/2036 (Callable 06/01/2033)	230,000	260,649
5.00%, 06/01/2038 (Callable 06/01/2033)	250,000	281,018
5.00%, 06/01/2040 (Callable 06/01/2033)	355,000	394,850
4.00%, 06/01/2049 (Callable 06/01/2033)	1,000,000	960,776
California Health Facilities Financing Authority, 3.85%, 11/15/2027 (Callable 02/15/2026)	1,850,000	1,848,633
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027)(b)	2,350,000	2,357,569
3.75%, 03/25/2035	4,302,897	4,233,510

The accompanying notes are an integral part of these financial statements.

210

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
5.00%, 05/01/2054 (Callable 09/01/2026)(a)	$4,600,000	$4,720,885
3.60%, 08/01/2063 (Callable 02/01/2026)(a)	1,500,000	1,499,744
California Infrastructure & Economic Development Bank, 3.42% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 06/01/2025)	250,000	248,938
California Municipal Finance Authority
5.00%, 05/15/2031	470,000	513,772
5.00%, 05/15/2036 (Callable 11/15/2028)	1,000,000	1,051,329
1.30%, 02/01/2039(a)(b)	1,750,000	1,745,744
4.00%, 05/15/2039 (Callable 05/15/2031)	175,000	175,963
5.00%, 08/15/2040 (Callable 08/15/2031)	320,000	337,383
5.00%, 08/15/2041 (Callable 08/15/2031)	335,000	352,040
5.00%, 08/15/2042 (Callable 08/15/2031)	230,000	241,003
5.00%, 08/15/2043 (Callable 08/15/2031)	370,000	386,534
5.25%, 08/15/2053 (Callable 08/15/2031)	900,000	938,289
5.00%, 06/01/2056 (Callable 07/01/2028)(a)	5,000,000	5,265,058
California Public Finance Authority
2.38%, 11/15/2028 (Callable 01/23/2025)(b)	1,595,000	1,557,473
3.13%, 05/15/2029 (Callable 01/23/2025)(b)	2,510,000	2,445,022
5.88%, 06/01/2039 (Callable 06/01/2031)(b)	2,685,000	2,605,439
6.38%, 06/01/2059 (Callable 06/01/2031)(b)	4,980,000	4,745,138
California State Public Works Board, 3.00%, 10/01/2035 (Callable 10/01/2026)	510,000	477,172
California Statewide Communities Development Authority
5.00%, 04/01/2037 (Callable 04/01/2030)	350,000	376,256
5.00%, 04/01/2038 (Callable 04/01/2030)	400,000	428,830
Chawanakee Unified School District, 4.00%, 08/01/2026	110,000	111,445
City of Palo Alto CA, 5.00%, 11/01/2036 (Callable 11/01/2028)	1,295,000	1,383,697
City of San Mateo CA, 5.25%, 09/01/2040 (Callable 09/01/2032)	1,250,000	1,345,820

	Par	Value
City of Vernon CA Electric System Revenue, 5.00%, 10/01/2025	$2,250,000	$2,278,814
College of the Sequoias Tulare Area Improvement District No 3, 0.00%, 08/01/2042 (Callable 08/01/2037)(d)	940,000	777,002
Compton Community College District, 0.00%, 08/01/2034(d)	450,000	316,217
Compton Community Redevelopment Agency Successor Agency, 5.00%, 08/01/2037 (Callable 08/01/2032)	1,300,000	1,436,996
Denair Unified School District, 6.50%, 08/01/2031	130,000	151,471
Dry Creek Joint Elementary School District, 0.00%, 08/01/2037(d)	2,000,000	1,242,253
Enterprise Elementary School District, 6.20%, 08/01/2035 (Callable 08/01/2031)	155,000	184,545
Escondido Union High School District, 0.00%, 08/01/2035(d)	500,000	345,809
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	7,107,207	6,303,379
2.25%, 09/25/2037	7,874,964	6,329,151
3.16%, 12/25/2038	3,497,156	2,987,531
Gonzales Public Financing Authority, 3.95%, 05/01/2044 (Callable 11/01/2025)(a)	5,725,000	5,742,111
Grossmont Union High School District, 3.00%, 08/01/2033 (Callable 08/01/2026)	1,750,000	1,703,239
Hayward Unified School District, 0.00%, 08/01/2034(d)	500,000	353,009
Hueneme Elementary School District, 4.00%, 08/01/2037 (Callable 08/01/2028)	500,000	503,623
Indio Finance Authority, 5.25%, 11/01/2042 (Callable 11/01/2032)	1,000,000	1,105,967
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026	1,235,000	1,254,766
Long Beach Bond Finance Authority, 5.00%, 11/15/2029	50,000	52,478
Los Angeles County Development Authority, 3.75%, 12/01/2046 (Callable 02/01/2026)(a)	1,100,000	1,103,743
Manteca Unified School District, 0.00%, 09/01/2025(d)	225,000	219,818
Mayers Memorial Hospital District
0.00%, 08/01/2027(d)	260,000	230,002
0.00%, 08/01/2028(d)	290,000	244,616
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	140,000	147,207

The accompanying notes are an integral part of these financial statements.

211

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
California - (Continued)
Mount San Antonio Community College District, 0.00%, 08/01/2043 (Callable 08/01/2035)	$1,290,000	$1,271,531
Mountain Empire Unified School District, 6.25%, 08/01/2048 (Callable 08/01/2032)	500,000	565,018
Newman-Crows Landing Unified School District/CA, 0.00%, 08/01/2025(d)	1,850,000	1,812,685
Palmdale Elementary School District, 0.00%, 08/01/2028(d)	585,000	517,316
Palomar Community College District, 0.00%, 08/01/2039 (Callable 08/01/2035)	980,000	1,170,826
Perris Union High School District/CA, 3.00%, 09/01/2037 (Callable 09/01/2029)	800,000	729,452
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	1,440,000	1,839,249
River Islands Public Financing Authority
4.00%, 09/01/2038 (Callable 09/01/2030)	200,000	203,640
4.25%, 09/01/2042 (Callable 09/01/2029)	1,000,000	1,021,347
5.00%, 09/01/2042 (Callable 09/01/2029)	3,250,000	3,511,367
4.25%, 09/01/2043 (Callable 09/01/2030)	1,500,000	1,535,488
4.25%, 09/01/2043 (Callable 09/01/2030)	660,000	672,212
4.50%, 09/01/2047 (Callable 09/01/2029)	1,250,000	1,273,773
4.50%, 09/01/2048 (Callable 09/01/2030)	850,000	869,771
Riverside County Asset Leasing Corp., 0.00%, 06/01/2026(d)	3,000,000	2,863,266
Rocklin Unified School District, 0.00%, 08/01/2026(d)	5,365,000	5,075,771
Sacramento City Unified School District/CA
5.00%, 07/01/2025 (Callable 01/23/2025)	505,000	505,382
5.50%, 08/01/2047 (Callable 08/01/2030)	2,000,000	2,184,158
San Jacinto Unified School District, 3.00%, 09/01/2028	215,000	213,340
San Joaquin Hills Transportation Corridor Agency, 0.00%, 01/15/2025(d)	3,515,000	3,510,231
San Mateo Union High School District, 0.00%, 09/01/2041 (Callable 09/01/2036)	6,050,000	6,387,159

	Par	Value
Santa Monica-Malibu Unified School District, 3.00%, 08/01/2036 (Callable 08/01/2026)	$600,000	$554,885
Saugus Union School District Financing Authority, 4.00%, 09/01/2037 (Callable 09/01/2027)	625,000	631,979
Sierra Joint Community College District School Facilities District No 1, 0.00%, 08/01/2031(d)	370,000	296,946
Solano County Community College District, 5.13%, 08/01/2041 (Callable 08/01/2028)	755,000	807,611
Southern Kern Unified School District, 0.00%, 11/01/2034(d)	425,000	298,898
Tender Option Bond Trust Receipts/Certificates, 2.20%, 04/01/2043 (Callable 03/01/2025)(a)(b)	2,180,000	2,180,000
Washington Township Health Care District
4.13%, 08/01/2041 (Callable 08/01/2033)	250,000	255,191
4.13%, 08/01/2042 (Callable 08/01/2033)	300,000	304,948
4.25%, 08/01/2043 (Callable 08/01/2033)	275,000	280,678
4.25%, 08/01/2045 (Callable 08/01/2033)	400,000	406,078
Waterford Unified School District/CA, 4.00%, 08/01/2042 (Callable 08/01/2032)	1,455,000	1,466,747
West Hills Community College District, 5.10%, 08/01/2035 (Callable 08/01/2027)	50,000	52,025
Woodlake Union High School District, 0.00%, 08/01/2033(d)	1,880,000	1,261,605
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2028(d)	560,000	483,717
		152,077,089
Colorado - 3.3%
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)	3,020,000	3,238,153
Arkansas River Power Authority
5.00%, 10/01/2026	610,000	617,656
5.88%, 10/01/2026	2,405,000	2,472,237
Baseline Metropolitan District No 1
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	591,265
5.00%, 12/01/2038 (Callable 12/01/2029)	500,000	536,323
5.00%, 12/01/2039 (Callable 12/01/2029)	500,000	534,409

The accompanying notes are an integral part of these financial statements.

212

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2032	$475,000	$522,590
5.00%, 12/01/2033	270,000	297,762
5.00%, 12/01/2034	340,000	376,399
5.00%, 12/01/2035 (Callable 12/01/2034)	535,000	591,518
5.00%, 12/01/2036 (Callable 12/01/2034)	400,000	439,917
5.00%, 12/01/2037 (Callable 12/01/2034)	500,000	547,390
5.00%, 12/01/2038 (Callable 12/01/2034)	425,000	464,877
Bromley Park Metropolitan District No 2
5.50%, 12/01/2038 (Callable 12/01/2033)	200,000	222,111
5.50%, 12/01/2043 (Callable 12/01/2033)	440,000	482,382
5.38%, 12/01/2053 (Callable 12/01/2033)	1,000,000	1,076,993
Canyons Metropolitan District No 5
5.00%, 12/01/2033	250,000	279,754
5.00%, 12/01/2034	250,000	281,640
5.00%, 12/01/2035 (Callable 12/01/2034)	300,000	336,755
5.00%, 12/01/2036 (Callable 12/01/2034)	275,000	307,054
5.00%, 12/01/2037 (Callable 12/01/2034)	250,000	277,883
5.00%, 12/01/2038 (Callable 12/01/2034)	350,000	387,776
5.00%, 12/01/2039 (Callable 12/01/2034)	350,000	385,869
5.00%, 12/01/2040 (Callable 12/01/2034)	300,000	329,179
5.00%, 12/01/2041 (Callable 12/01/2034)	680,000	743,880
4.13%, 12/01/2054 (Callable 12/01/2034)	1,750,000	1,648,992
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2026(c)	4,700,000	4,831,057
5.25%, 11/15/2027(c)	1,000,000	1,046,731
5.00%, 12/01/2028(c)	2,000,000	2,102,334
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2030 (Callable 08/01/2026)(d)	500,000	404,558
0.00%, 08/01/2032 (Callable 08/01/2026)(d)	365,000	270,879
City of Commerce City CO
5.00%, 12/15/2029 (Callable 12/15/2027)	310,000	326,575

	Par	Value
5.00%, 12/15/2030 (Callable 12/15/2027)	$500,000	$525,868
City of Fort Lupton CO
5.00%, 12/01/2029 (Callable 12/01/2027)	250,000	262,695
5.00%, 12/01/2030 (Callable 12/01/2027)	350,000	367,474
City of Thornton CO, 3.00%, 12/01/2037 (Callable 12/01/2029)	1,825,000	1,613,214
Colorado Educational & Cultural Facilities Authority
4.00%, 12/15/2025(b)	430,000	428,180
3.75%, 07/01/2026(b)	500,000	496,387
4.00%, 05/01/2029 (Callable 05/01/2028)	260,000	260,194
5.00%, 05/15/2029 (Callable 05/15/2026)	2,455,000	2,491,853
5.00%, 08/15/2030 (Callable 02/03/2025)	1,110,000	1,110,928
2.00%, 09/01/2030 (Callable 09/01/2028)	205,000	186,866
4.00%, 07/01/2032	45,000	45,477
5.00%, 08/15/2034 (Callable 02/03/2025)	985,000	987,240
4.00%, 03/01/2035 (Callable 03/01/2027)	450,000	452,281
4.00%, 03/01/2037 (Callable 03/01/2027)	700,000	701,231
Colorado Health Facilities Authority
5.00%, 08/01/2028	5,575,000	5,907,188
2.63%, 05/15/2029 (Callable 02/03/2025)	3,545,000	3,348,202
5.00%, 12/01/2030 (Callable 06/01/2025)	405,000	405,617
5.00%, 11/01/2032 (Callable 11/01/2029)	3,000,000	3,226,327
5.25%, 11/01/2035 (Callable 11/01/2032)	1,100,000	1,228,854
5.00%, 08/01/2036 (Callable 08/01/2029)	150,000	157,493
5.25%, 11/01/2036 (Callable 11/01/2032)	1,160,000	1,291,021
4.00%, 10/01/2037 (Callable 10/01/2030)	820,000	807,140
4.00%, 12/01/2042 (Callable 02/03/2025)	375,000	348,321
4.00%, 01/15/2045 (Callable 01/15/2026)	120,000	112,300
5.00%, 08/01/2049 (Callable 02/01/2025)(a)	2,000,000	2,004,672
3.27% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,957,982
5.00%, 05/15/2062 (Callable 02/17/2026)(a)	4,175,000	4,284,448

The accompanying notes are an integral part of these financial statements.

213

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026)(a)	$1,000,000	$997,712
4.00%, 05/01/2048 (Callable 11/01/2026)	90,000	89,979
4.25%, 11/01/2049 (Callable 11/01/2028)	1,115,000	1,122,018
5.25%, 11/01/2052 (Callable 11/01/2031)	3,330,000	3,439,179
6.00%, 11/01/2052 (Callable 11/01/2031)	170,000	180,583
Colorado School of Mines, 3.59% (SIFMA Municipal Swap Index + 0.87%), 12/01/2025 (Callable 06/01/2025)	4,705,000	4,705,287
Colorado Springs School District No 11 Facilities Corp.
5.00%, 12/15/2041 (Callable 12/15/2033)	500,000	544,133
5.00%, 12/15/2044 (Callable 12/15/2033)	650,000	699,808
5.25%, 12/15/2048 (Callable 12/15/2033)	1,500,000	1,629,965
Colorado Water Resources & Power Development Authority
5.50%, 09/01/2043 (Callable 09/01/2033)	400,000	446,683
5.00%, 09/01/2048 (Callable 09/01/2033)	300,000	317,370
Crystal Valley Metropolitan District No 2
4.00%, 12/01/2037 (Callable 12/01/2030)	800,000	807,133
4.00%, 12/01/2038 (Callable 12/01/2030)	1,000,000	1,003,079
4.00%, 12/01/2039 (Callable 12/01/2030)	1,785,000	1,782,061
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	3,750,000	3,844,267
Denver Convention Center Hotel Authority, 5.00%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,019,202
Denver Health & Hospital Authority
5.00%, 12/01/2025	400,000	403,427
5.00%, 12/01/2027	340,000	351,314
4.25%, 12/01/2033 (Callable 02/03/2025)	275,000	272,026
5.25%, 12/01/2045 (Callable 02/03/2025)	485,000	485,160
Denver Urban Renewal Authority, 5.00%, 12/01/2025 (Callable 02/03/2025)	200,000	200,192
E-470 Public Highway Authority, 0.00%, 09/01/2029(d)	2,550,000	2,168,164

	Par	Value
Grand River Hospital District
5.25%, 12/01/2030 (Callable 12/01/2028)	$350,000	$370,374
5.25%, 12/01/2031 (Callable 12/01/2028)	1,190,000	1,255,431
5.25%, 12/01/2035 (Callable 12/01/2028)	845,000	877,452
Hunters Overlook Metropolitan District No 5
5.00%, 12/01/2025	265,000	268,500
5.00%, 12/01/2026	315,000	324,282
5.00%, 12/01/2027	175,000	182,839
5.00%, 12/01/2028	380,000	402,284
5.00%, 12/01/2029	400,000	428,670
5.00%, 12/01/2030	455,000	493,338
5.00%, 12/01/2031	480,000	525,520
5.00%, 12/01/2032	540,000	594,102
5.00%, 12/01/2033	565,000	625,361
5.00%, 12/01/2034	630,000	700,209
Midtown Clear Creek Metropolitan District, 5.50%, 12/01/2043 (Callable 12/01/2033)	460,000	513,204
Park Creek Metropolitan District
5.00%, 12/01/2034 (Callable 12/01/2025)	500,000	504,311
5.00%, 12/01/2036 (Callable 12/01/2032)	225,000	244,852
5.00%, 12/01/2037 (Callable 12/01/2032)	275,000	298,127
5.00%, 12/01/2038 (Callable 12/01/2032)	300,000	324,142
5.00%, 12/01/2041 (Callable 12/01/2025)	2,505,000	2,522,116
5.00%, 12/01/2045 (Callable 12/01/2025)	1,480,000	1,487,210
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)	135,000	122,602
Ravenna Metropolitan District
5.00%, 12/01/2038 (Callable 12/01/2033)	725,000	781,029
5.00%, 12/01/2043 (Callable 12/01/2033)	1,650,000	1,741,819
Regional Transportation District
5.00%, 01/15/2028	1,500,000	1,561,110
5.00%, 01/15/2031	1,715,000	1,841,646
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2033 (Callable 11/01/2027)	500,000	523,869
State of Colorado
4.00%, 12/15/2037 (Callable 12/15/2028)	705,000	708,495
5.25%, 03/15/2042 (Callable 03/15/2027)	5,535,000	5,711,267

The accompanying notes are an integral part of these financial statements.

214

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Stetson Ridge Metropolitan District No 3, 2.00%, 12/01/2030	$615,000	$550,449
Timnath Ranch Metropolitan District No 4, 4.25%, 12/01/2054 (Callable 12/01/2034)	1,000,000	977,295
Trails at Crowfoot Metropolitan District No 3, 5.00%, 12/01/2039 (Callable 06/01/2034)	500,000	543,295
Vauxmont Metropolitan District
5.00%, 12/15/2028 (Callable 01/23/2025)	125,000	128,850
5.00%, 12/15/2029 (Callable 01/23/2025)	125,000	128,850
5.00%, 12/15/2030 (Callable 01/23/2025)	125,000	128,848
5.00%, 12/15/2031 (Callable 01/23/2025)	135,000	139,153
3.25%, 12/15/2050 (Callable 01/23/2025)	4,004,000	3,291,751
Vista Ridge Metropolitan District
5.00%, 12/01/2025	600,000	609,497
5.00%, 12/01/2026	460,000	475,716
		129,398,958
Connecticut - 0.4%
City of West Haven CT
5.00%, 02/15/2026	400,000	406,641
5.00%, 02/15/2028	350,000	367,256
5.00%, 02/15/2030	450,000	484,316
5.00%, 02/15/2032	350,000	383,653
5.00%, 02/15/2034	400,000	441,526
5.00%, 02/15/2036 (Callable 02/15/2034)	200,000	218,080
5.00%, 02/15/2040 (Callable 02/15/2034)	100,000	106,550
4.00%, 02/15/2044 (Callable 02/15/2034)	250,000	237,591
Connecticut Housing Finance Authority
5.00%, 11/15/2026	395,000	407,075
5.00%, 05/15/2027	440,000	456,575
5.00%, 11/15/2027	445,000	465,261
5.00%, 05/15/2028	210,000	220,765
5.00%, 11/15/2028	225,000	237,644
5.00%, 05/15/2029	230,000	244,973
5.00%, 11/15/2029	125,000	133,948
5.00%, 11/15/2030	160,000	171,200
4.00%, 11/15/2047 (Callable 11/15/2026)	35,000	34,988
4.00%, 05/15/2049 (Callable 11/15/2028)	720,000	722,227
3.50%, 11/15/2051 (Callable 05/15/2031)	3,170,000	3,122,862

	Par	Value
Connecticut State Health & Educational Facilities Authority, 2.95%, 07/01/2049(a)	$4,300,000	$4,263,515
State of Connecticut, 3.71% (SIFMA Municipal Swap Index + 0.99%), 03/01/2025	375,000	375,351
Town of Hamden CT
5.00%, 08/15/2026	125,000	128,611
5.00%, 08/15/2028	365,000	388,033
5.00%, 08/15/2029	575,000	619,155
5.00%, 08/15/2032	1,000,000	1,113,355
		15,751,151
Delaware - 0.0%(e)
Delaware Municipal Electric Corp., 4.00%, 07/01/2036 (Callable 07/01/2031)	330,000	333,600
District of Columbia - 0.8%
District of Columbia Housing Finance Agency
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	5,165,000	5,235,452
4.00%, 09/01/2040 (Callable 03/01/2025)(a)	3,670,000	3,672,061
District of Columbia Water & Sewer Authority, 3.00%, 10/01/2057 (Callable 07/01/2027)(a)	7,600,000	7,577,696
Metropolitan Washington Airports Authority
6.50%, 10/01/2044 (Callable 10/01/2028)	3,045,000	3,332,095
6.50%, 10/01/2044 (Callable 10/01/2028)	3,015,000	3,272,921
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028(c)	2,600,000	2,727,957
5.00%, 10/01/2033 (Callable 10/01/2025)	250,000	252,951
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2029(d)	110,000	93,601
5.00%, 10/01/2033 (Callable 10/01/2028)	730,000	774,965
5.00%, 10/01/2038 (Callable 10/01/2028)	330,000	347,182
Tender Option Bond Trust Receipts/Certificates, 2.20%, 07/01/2063 (Callable 07/01/2037)(a)(b)	2,700,000	2,700,000
		29,986,881
Florida - 4.0%
Alachua County Health Facilities Authority, 5.00%, 12/01/2027 (Callable 02/03/2025)	815,000	816,732

The accompanying notes are an integral part of these financial statements.

215

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Broward County Housing Finance Authority
3.50%, 04/01/2041 (Callable 10/01/2025)(a)	$3,000,000	$2,981,301
4.05%, 09/01/2056(a)	1,000,000	1,006,706
3.40%, 03/01/2057 (Callable 03/01/2025)(a)	1,620,000	1,613,456
Capital Trust Agency, Inc.
5.00%, 12/15/2029 (Callable 06/15/2026)	800,000	803,760
4.00%, 06/01/2041 (Callable 06/01/2028)	330,000	304,352
4.00%, 06/01/2056 (Callable 06/01/2028)	485,000	405,485
Capital Trust Authority, 5.00%, 06/15/2034 (Callable 06/15/2032)	610,000	629,534
Central Florida Expressway Authority, 5.00%, 07/01/2037 (Callable 07/01/2029)	1,325,000	1,404,978
Central Florida Tourism Oversight District
4.00%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,005,580
5.00%, 06/01/2035 (Callable 06/01/2026)	5,000,000	5,109,775
City of Cape Coral FL Water & Sewer Revenue
5.60%, 03/01/2048 (Callable 03/01/2033)	5,000,000	5,528,113
5.25%, 10/01/2053 (Callable 10/01/2033)	1,250,000	1,368,903
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	7,000,000	7,796,869
City of Fort Myers FL
5.00%, 12/01/2029 (Callable 12/01/2025)	475,000	482,139
4.00%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,001,573
4.00%, 12/01/2038 (Callable 12/01/2025)	500,000	500,912
City of Jacksonville FL
4.00%, 11/01/2032 (Callable 11/01/2029)	375,000	375,444
2.80%, 08/01/2036 (Callable 02/03/2025)(a)	5,800,000	5,800,000
4.00%, 11/01/2040 (Callable 02/03/2025)	65,000	60,813
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	775,000	807,457

	Par	Value
City of Tallahassee FL
5.00%, 12/01/2029 (Callable 12/01/2025)	$610,000	$615,323
5.00%, 12/01/2040 (Callable 06/01/2025)	1,260,000	1,237,520
City of Tampa FL, 5.25%, 05/01/2043 (Callable 05/01/2028)	7,155,000	7,477,600
Collier County Educational Facilities Authority
5.00%, 06/01/2026	1,840,000	1,848,902
5.00%, 06/01/2028	1,775,000	1,800,265
5.00%, 06/01/2029	1,065,000	1,082,172
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030)(a)	1,250,000	1,345,808
County of Charlotte FL, 5.00%, 10/01/2028 (Callable 10/01/2025)	1,420,000	1,434,831
County of Escambia FL Sales Tax Revenue, 5.00%, 10/01/2046 (Callable 10/01/2027)	2,000,000	2,059,689
County of Hillsborough FL Utility Revenue, 3.00%, 08/01/2038 (Callable 08/01/2026)	3,095,000	2,701,722
County of Miami-Dade FL
5.00%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,515,621
6.88%, 10/01/2034 (Callable 10/01/2029)	405,000	468,508
7.00%, 10/01/2039 (Callable 10/01/2029)	690,000	796,355
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2025(c)	1,000,000	1,010,138
5.00%, 10/01/2032 (Callable 10/01/2026)	360,000	367,646
5.00%, 10/01/2041 (Callable 10/01/2026)	2,585,000	2,617,653
County of Seminole FL, 5.00%, 10/01/2052 (Callable 10/01/2032)	2,500,000	2,644,268
Escambia County Health Facilities Authority, 5.00%, 08/15/2035 (Callable 02/15/2030)	820,000	857,618
Escambia County Housing Finance Authority, 3.80%, 06/01/2027(a)	4,500,000	4,504,505
Florida Development Finance Corp.
4.00%, 06/01/2025(b)	110,000	109,718
4.00%, 06/01/2026(b)	225,000	223,817
5.00%, 04/01/2028	400,000	420,407
5.00%, 04/01/2029	250,000	265,731
5.00%, 06/15/2034 (Callable 06/15/2027)	800,000	812,376
5.25%, 06/15/2034 (Callable 06/15/2032)	1,250,000	1,305,577

The accompanying notes are an integral part of these financial statements.

216

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
5.00%, 06/15/2040 (Callable 06/15/2027)	$1,650,000	$1,659,963
Florida Gulf Coast University Financing Corp., 5.00%, 08/01/2029 (Callable 02/01/2028)	600,000	624,615
Florida Higher Educational Facilities Financial Authority, 5.00%, 04/01/2029 (Callable 04/01/2026)	950,000	963,381
Florida Housing Finance Corp.
5.00%, 12/01/2026(a)	3,000,000	3,040,921
3.35%, 10/01/2027(a)	2,250,000	2,232,703
4.20%, 01/01/2045 (Callable 01/01/2028)	595,000	569,656
4.00%, 07/01/2047 (Callable 07/01/2025)	25,000	24,989
3.00%, 01/01/2052 (Callable 01/01/2030)	840,000	823,643
5.50%, 01/01/2054 (Callable 01/01/2032)	2,395,000	2,496,246
6.25%, 01/01/2055 (Callable 07/01/2033)	3,500,000	3,839,789
Florida Municipal Power Agency
4.00%, 10/01/2030 (Callable 10/01/2027)	500,000	509,464
5.00%, 10/01/2030 (Callable 10/01/2026)	495,000	507,206
Highlands County Health Facilities Authority, 2.80%, 11/15/2035 (Callable 02/03/2025)(a)	2,955,000	2,955,000
Hillsborough County Housing Finance Authority, 4.55%, 02/01/2042	5,000,000	4,941,558
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)	4,000,000	4,273,911
Key West Utility Board, 5.00%, 10/01/2035 (Callable 10/01/2028)	90,000	95,301
Lee County Housing Finance Authority
3.50%, 02/01/2027(a)	1,000,000	999,347
3.55%, 08/01/2027 (Callable 02/03/2025)(a)	1,500,000	1,498,358
Miami Beach Redevelopment Agency, 5.00%, 02/01/2027 (Callable 02/03/2025)	1,000,000	1,003,689
Miami-Dade County Housing Finance Authority
4.05%, 09/01/2026(a)	1,650,000	1,655,161
5.00%, 03/01/2027(a)	1,440,000	1,453,956
Northern Palm Beach County Improvement District
5.00%, 08/01/2026	620,000	635,056

	Par	Value
5.00%, 08/01/2030	$755,000	$809,548
5.00%, 08/01/2031	790,000	854,997
5.00%, 08/01/2032	825,000	899,678
5.00%, 08/01/2033	585,000	641,769
5.00%, 08/01/2034	460,000	506,720
Orange County Housing Finance Authority, 3.00%, 09/01/2050 (Callable 09/01/2029)	875,000	858,544
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028)(a)	1,310,000	1,175,215
Palm Beach County Health Facilities Authority
5.00%, 11/01/2032	200,000	214,540
4.00%, 05/15/2035 (Callable 05/15/2025)	250,000	242,735
Pinellas County Housing Finance Authority, 6.00%, 03/01/2054 (Callable 03/01/2032)	2,170,000	2,299,533
Pinellas County School Board, 5.00%, 07/01/2033 (Callable 07/01/2027)	515,000	536,871
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)	2,000,000	2,055,317
Santa Rosa County School Board, 5.00%, 02/01/2038 (Callable 08/01/2029)	1,030,000	1,086,354
Sarasota County Public Hospital District, 5.50%, 07/01/2028	5,000,000	5,208,035
School Board of Miami-Dade County, 5.00%, 02/01/2028 (Callable 02/01/2026)	3,500,000	3,560,704
School District of Broward County/FL, 5.00%, 07/01/2036 (Callable 07/01/2032)	3,000,000	3,331,288
Seminole County Industrial Development Authority
4.00%, 06/15/2028(b)	245,000	241,338
4.00%, 06/15/2029(b)	260,000	255,716
4.00%, 06/15/2030(b)	535,000	524,438
4.00%, 06/15/2036 (Callable 06/15/2031)(b)	470,000	444,685
4.00%, 06/15/2041 (Callable 06/15/2031)(b)	845,000	750,974
St Johns County Housing Finance Authority, 3.55%, 07/01/2027 (Callable 02/03/2025)(a)	1,000,000	999,012
Tender Option Bond Trust Receipts/Certificates, 2.87%, 09/01/2047 (Callable 09/01/2031)(a)(b)	12,000,000	12,000,000
Town of Davie FL, 5.00%, 04/01/2034 (Callable 04/01/2028)	1,105,000	1,149,165

The accompanying notes are an integral part of these financial statements.

217

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
Village Community Development District No 10, 5.00%, 05/01/2035 (Callable 05/01/2033)	$1,095,000	$1,189,538
Volusia County Educational Facility Authority, 4.00%, 10/15/2036 (Callable 10/15/2029)	500,000	504,068
		159,472,347
Georgia - 2.1%
Bartow County Development Authority
1.80%, 09/01/2029 (Callable 11/19/2026)(a)	4,810,000	4,167,966
3.95%, 12/01/2032(a)	2,750,000	2,804,125
City of Atlanta GA
5.00%, 01/01/2025	225,000	225,000
5.00%, 01/01/2028 (Callable 02/03/2025)	1,000,000	1,001,006
City of Atlanta GA Department of Aviation, 5.00%, 07/01/2025(c)	1,250,000	1,258,091
City of Monroe GA Combined Utility Revenue
4.00%, 12/01/2036 (Callable 12/01/2030)	500,000	502,234
4.00%, 12/01/2037 (Callable 12/01/2030)	750,000	749,830
Clayton County Development Authority, 4.00%, 07/01/2031 (Callable 07/01/2027)	495,000	496,959
Cobb County Kennestone Hospital Authority, 5.00%, 04/01/2042 (Callable 04/01/2027)	890,000	904,368
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)	7,500,000	7,430,436
4.00%, 03/01/2034 (Callable 03/01/2031)	3,180,000	3,136,937
Development Authority for Fulton County
5.00%, 10/01/2029	1,710,000	1,840,500
5.00%, 10/01/2040 (Callable 04/01/2034)	940,000	1,034,675
5.00%, 03/15/2044 (Callable 03/15/2029)	2,105,000	2,169,472
Development Authority of Appling County, 2.50%, 09/01/2041 (Callable 01/02/2025)(a)	900,000	900,000
Development Authority of Bulloch County
5.00%, 07/01/2030	405,000	440,844
5.00%, 07/01/2031 (Callable 07/01/2030)	420,000	454,919
5.00%, 07/01/2032 (Callable 07/01/2030)	445,000	481,122
5.00%, 07/01/2033 (Callable 07/01/2030)	465,000	500,400

	Par	Value
4.00%, 07/01/2039 (Callable 07/01/2030)	$305,000	$297,768
Development Authority of Monroe County, 1.50%, 01/01/2039(a)	5,240,000	5,222,548
Gainesville & Hall County Hospital Authority, 5.00%, 02/15/2029 (Callable 02/15/2027)	500,000	517,036
Georgia Housing & Finance Authority
3.60%, 12/01/2033 (Callable 06/01/2027)	225,000	217,375
2.75%, 12/01/2035 (Callable 06/01/2029)	625,000	537,985
Georgia Local Government, 4.75%, 06/01/2028	3,636,000	3,688,635
Main Street Natural Gas, Inc.
5.00%, 12/01/2026	875,000	895,541
5.00%, 12/01/2027	1,500,000	1,549,912
5.00%, 05/15/2034 (Callable 05/15/2029)	1,530,000	1,569,346
4.00%, 03/01/2050 (Callable 06/01/2026)(a)	6,015,000	6,033,895
4.00%, 07/01/2052 (Callable 06/01/2027)(a)	10,515,000	10,589,681
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(b)	9,000,000	8,896,274
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	3,545,000	3,691,322
5.00%, 06/01/2053 (Callable 03/01/2030)(a)	1,170,000	1,224,560
Municipal Electric Authority of Georgia
5.25%, 01/01/2038 (Callable 01/01/2034)	2,745,000	3,089,152
5.25%, 01/01/2041 (Callable 01/01/2034)	1,150,000	1,273,446
5.25%, 01/01/2044 (Callable 01/01/2034)	875,000	958,637
Private Colleges & Universities Authority
5.00%, 06/01/2028	495,000	516,400
5.00%, 06/01/2029	400,000	421,687
4.00%, 06/01/2034 (Callable 06/01/2031)	395,000	398,018
4.00%, 06/01/2035 (Callable 06/01/2031)	500,000	499,423
		82,587,525
Guam - 0.0%(e)
Guam Government Waterworks Authority
5.00%, 07/01/2025	450,000	453,459
5.00%, 07/01/2025	350,000	352,690
		806,149

The accompanying notes are an integral part of these financial statements.

218

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Hawaii - 0.1%
State of Hawaii Airports System Revenue
5.25%, 08/01/2025 (Callable 01/23/2025)(c)	$2,500,000	$2,510,045
5.00%, 08/01/2027 (Callable 01/23/2025)(c)	1,000,000	1,000,572
		3,510,617
Idaho - 0.2%
County of Nez Perce ID, 5.50%, 03/01/2042 (Callable 03/01/2032)	680,000	736,745
Idaho Housing & Finance Association
4.00%, 05/01/2031	200,000	199,409
4.00%, 05/01/2035 (Callable 05/01/2032)	425,000	416,187
5.25%, 05/01/2038 (Callable 05/01/2031)	600,000	630,965
5.50%, 05/01/2043 (Callable 05/01/2031)	350,000	368,906
6.00%, 07/01/2054 (Callable 01/01/2033)	4,500,000	4,924,471
		7,276,683
Illinois - 11.4%
Adams & Hancock Counties Community Unit School District No 4/IL
4.00%, 12/01/2027 (Callable 12/01/2025)	290,000	291,780
4.00%, 12/01/2029 (Callable 12/01/2025)	310,000	311,546
4.00%, 12/01/2032 (Callable 12/01/2025)	350,000	351,351
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)	3,600,000	3,793,350
Bridgeview Finance Corp., 5.00%, 12/01/2037 (Callable 12/01/2027)	735,000	699,621
Champaign County Community Unit School District No 7 Tolono
5.00%, 12/01/2032	205,000	221,699
5.00%, 12/01/2033	610,000	662,508
Channahon Park District
4.00%, 12/15/2031 (Callable 12/15/2029)	460,000	470,610
4.00%, 12/15/2034 (Callable 12/15/2029)	510,000	518,877
4.00%, 12/15/2036 (Callable 12/15/2029)	950,000	955,699
4.00%, 12/15/2038 (Callable 12/15/2029)	595,000	596,178
Chicago Board of Education
0.00%, 12/01/2025(d)	2,280,000	2,198,058

	Par	Value
0.00%, 12/01/2025(d)	$500,000	$482,030
5.00%, 12/01/2025	600,000	605,409
0.00%, 12/01/2029(d)	250,000	203,889
5.00%, 12/01/2029 (Callable 12/01/2028)	1,000,000	1,040,917
7.00%, 12/01/2044 (Callable 12/01/2025)	1,475,000	1,500,273
6.50%, 12/01/2046 (Callable 12/01/2026)	1,000,000	1,026,663
Chicago Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2033	1,000,000	1,098,474
5.25%, 04/01/2035 (Callable 04/01/2033)	1,500,000	1,634,512
Chicago Midway International Airport
5.00%, 01/01/2026(c)	1,735,000	1,755,674
5.00%, 01/01/2029 (Callable 01/01/2026)(c)	2,000,000	2,018,234
5.00%, 01/01/2046 (Callable 01/01/2026)	2,000,000	2,006,575
Chicago O’Hare International Airport
5.00%, 01/01/2026(c)	7,505,000	7,603,984
5.00%, 01/01/2026(c)	4,000,000	4,052,756
5.00%, 01/01/2026(c)	3,500,000	3,546,162
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	6,675,000	6,675,000
5.00%, 01/01/2029 (Callable 01/01/2025)(c)	2,150,000	2,150,000
5.00%, 01/01/2029(c)	660,000	692,416
5.00%, 01/01/2033 (Callable 01/01/2025)(c)	3,850,000	3,850,000
5.00%, 01/01/2035 (Callable 01/01/2026)	2,825,000	2,856,350
5.00%, 01/01/2036 (Callable 01/01/2026)(c)	1,255,000	1,263,966
5.00%, 01/01/2036 (Callable 01/01/2032)(c)	335,000	354,213
5.25%, 01/01/2042 (Callable 01/01/2033)	1,370,000	1,511,892
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,099,684
Chicago Park District
5.25%, 01/01/2043 (Callable 01/01/2033)	1,000,000	1,078,461
5.25%, 01/01/2044 (Callable 01/01/2033)	1,730,000	1,857,976
5.25%, 01/01/2046 (Callable 01/01/2033)	2,500,000	2,668,991
City of Chicago Heights IL
4.00%, 12/01/2028	200,000	205,179
4.00%, 12/01/2030 (Callable 12/01/2029)	350,000	359,709
4.00%, 12/01/2031 (Callable 12/01/2029)	365,000	374,560
City of Chicago IL
0.00%, 01/01/2027(d)	195,000	181,912

The accompanying notes are an integral part of these financial statements.

219

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
3.50%, 08/01/2027 (Callable 08/01/2026)(a)	$2,000,000	$1,999,892
0.00%, 01/01/2028(d)	3,285,000	2,961,454
5.00%, 11/01/2028 (Callable 11/01/2027)	625,000	654,253
5.00%, 11/01/2033 (Callable 11/01/2027)	1,200,000	1,250,863
City of Chicago IL Wastewater Transmission Revenue
5.50%, 01/01/2030	800,000	838,121
5.00%, 01/01/2041 (Callable 01/01/2034)	1,350,000	1,469,081
5.25%, 01/01/2042 (Callable 07/01/2032)	2,420,000	2,602,924
5.25%, 01/01/2043 (Callable 07/01/2032)	6,490,000	6,945,423
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2029 (Callable 11/01/2026)	1,810,000	1,862,011
5.00%, 11/01/2036 (Callable 05/01/2032)	1,000,000	1,083,335
5.00%, 11/01/2036 (Callable 11/01/2027)	510,000	529,055
City of Decatur IL
4.25%, 03/01/2030 (Callable 02/03/2025)	250,000	250,183
5.00%, 03/01/2034 (Callable 03/01/2026)	905,000	923,575
City of Evanston IL, 5.00%, 12/01/2043 (Callable 12/01/2029)	1,800,000	1,891,100
City of Mount Vernon IL
4.00%, 12/15/2031 (Callable 06/15/2030)	1,395,000	1,416,263
4.00%, 12/15/2036 (Callable 06/15/2030)	630,000	630,437
City of Quincy IL
5.00%, 12/01/2037 (Callable 12/01/2033)	1,020,000	1,113,155
5.00%, 12/01/2038 (Callable 12/01/2033)	550,000	598,016
5.00%, 12/01/2039 (Callable 12/01/2033)	1,080,000	1,169,711
5.00%, 12/01/2040 (Callable 12/01/2033)	1,185,000	1,277,145
5.00%, 12/01/2041 (Callable 12/01/2033)	1,245,000	1,336,081
City of Springfield IL Electric Revenue, 5.00%, 03/01/2033 (Callable 03/01/2025)	4,000,000	4,010,725
City of Warrenville IL, 5.00%, 12/15/2031	200,000	218,501

	Par	Value
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026(d)	$1,340,000	$1,291,077
Cook County Community Consolidated School District No 15 Palatine, 5.25%, 06/15/2041 (Callable 06/15/2033)	1,190,000	1,294,012
Cook County Community High School District No 217 Argo, 4.50%, 12/01/2039 (Callable 12/01/2031)	1,495,000	1,545,602
Cook County School District No 111 Burbank, 4.00%, 12/01/2025	1,000,000	1,007,560
Cook County School District No 130 Blue Island, 5.00%, 12/01/2027 (Callable 12/01/2025)	1,210,000	1,229,719
Cook County School District No 143.5 Posen-Robbins, 5.00%, 12/01/2033	75,000	79,364
Cook County School District No 144 Prairie Hills, 5.00%, 12/01/2032	2,505,000	2,755,974
Cook County School District No 86 Harwood Heights
5.00%, 12/01/2035 (Callable 12/01/2033)	340,000	372,264
5.00%, 12/01/2036 (Callable 12/01/2033)	350,000	382,460
5.00%, 12/01/2037 (Callable 12/01/2033)	350,000	380,584
5.00%, 12/01/2038 (Callable 12/01/2033)	275,000	299,008
5.00%, 12/01/2040 (Callable 12/01/2033)	425,000	456,870
5.00%, 12/01/2041 (Callable 12/01/2033)	425,000	454,294
5.00%, 12/01/2042 (Callable 12/01/2033)	645,000	686,914
5.00%, 12/01/2043 (Callable 12/01/2033)	550,000	583,062
5.00%, 12/01/2044 (Callable 12/01/2033)	410,000	432,689
Cook County School District No 99 Cicero
4.00%, 12/01/2029	2,425,000	2,461,157
4.00%, 12/01/2030	250,000	253,865
Cook County School District No. 163
6.00%, 12/15/2025	430,000	441,093
6.00%, 12/15/2027	1,150,000	1,237,620
Cook County School District No. 83, 5.63%, 06/01/2033	815,000	909,075
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2030)	1,500,000	1,628,773

The accompanying notes are an integral part of these financial statements.

220

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2036 (Callable 11/15/2027)	$3,000,000	$3,122,488
4.00%, 11/15/2038 (Callable 11/15/2027)	1,675,000	1,674,960
4.00%, 11/15/2040 (Callable 11/15/2030)	595,000	596,817
5.00%, 11/15/2041 (Callable 11/15/2032)	1,890,000	2,026,797
Crawford Hospital District
4.00%, 01/01/2031 (Callable 01/01/2029)	345,000	349,633
4.00%, 01/01/2041 (Callable 01/01/2030)	1,160,000	1,051,059
DuPage County High School District No. 87, 5.00%, 01/01/2029 (Callable 01/01/2025)	315,000	315,000
DuPage County School District No 60 Maercker, 4.00%, 12/30/2036 (Callable 12/30/2027)	1,000,000	1,004,515
Eastern Illinois Economic Development Authority, 5.00%, 11/01/2033 (Callable 11/01/2028)	1,000,000	1,004,299
Exceptional Children Have Opportunities
4.00%, 12/01/2034 (Callable 12/01/2029)	765,000	771,486
4.00%, 12/01/2035 (Callable 12/01/2029)	645,000	650,579
Ford, Champaign Counties Community Unit School District No. 10, 5.00%, 12/01/2027 (Callable 12/01/2026)	600,000	622,581
Governors State University, 5.00%, 10/01/2028	555,000	579,406
Greene Jersey & Macoupin Counties Community Unit School District No 9 Southweste
5.00%, 12/01/2029	350,000	372,641
5.00%, 12/01/2030	320,000	343,418
5.00%, 12/01/2031 (Callable 12/01/2030)	535,000	571,732
5.00%, 12/01/2032 (Callable 12/01/2030)	600,000	639,856
5.00%, 12/01/2033 (Callable 12/01/2030)	325,000	345,675
Hampshire Special Service Area No 13
3.25%, 03/01/2032 (Callable 03/01/2027)	165,000	153,929
3.30%, 03/01/2033 (Callable 03/01/2027)	175,000	162,349

	Par	Value
3.35%, 03/01/2034 (Callable 03/01/2027)	$185,000	$170,652
3.40%, 03/01/2035 (Callable 03/01/2027)	195,000	179,373
3.45%, 03/01/2036 (Callable 03/01/2027)	205,000	188,646
Henry & Whiteside Counties Community Unit School District No 228 Geneseo, 5.00%, 08/15/2031 (Callable 08/15/2025)	270,000	272,925
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	5,000,000	5,264,647
Huntley Area Public Library District, 5.00%, 02/01/2037 (Callable 02/01/2029)	500,000	528,978
Illinois Development Finance Authority, 2.45%, 11/15/2039(a)	1,125,000	1,110,775
Illinois Educational Facilities Authority, 4.00%, 11/01/2036 (Callable 02/03/2025)	1,065,000	1,057,883
Illinois Finance Authority
5.00%, 04/01/2025	400,000	401,271
5.00%, 07/01/2025	3,140,000	3,161,406
5.00%, 04/01/2028	400,000	418,484
5.00%, 05/15/2029 (Callable 05/15/2026)	385,000	391,575
5.00%, 10/01/2030 (Callable 10/01/2026)	140,000	143,756
5.00%, 02/15/2031 (Callable 08/15/2027)	1,000,000	1,018,131
5.00%, 11/15/2031 (Callable 11/15/2025)	1,000,000	1,008,900
5.00%, 05/15/2033 (Callable 11/15/2028)	4,500,000	4,644,499
4.50%, 08/01/2033(b)	1,275,000	1,312,915
4.00%, 05/15/2034 (Callable 05/15/2026)	300,000	291,433
4.26% (SOFR + 1.20%), 11/01/2034 (Callable 03/01/2025)	8,095,000	8,084,946
5.00%, 02/15/2036 (Callable 02/15/2027)	2,515,000	2,577,341
5.00%, 11/15/2039 (Callable 05/15/2025)	6,595,000	6,611,107
5.25%, 04/01/2040 (Callable 04/01/2034)	1,655,000	1,773,121
3.88%, 05/01/2040(a)	2,220,000	2,204,451
4.00%, 12/01/2040 (Callable 12/01/2027)	270,000	270,692
5.25%, 04/01/2041 (Callable 04/01/2034)	1,245,000	1,324,252
5.25%, 04/01/2041 (Callable 04/01/2034)	500,000	557,353
4.00%, 09/01/2041 (Callable 09/01/2026)	835,000	774,345

The accompanying notes are an integral part of these financial statements.

221

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
5.00%, 10/01/2041 (Callable 10/01/2026)	$1,400,000	$1,417,845
5.25%, 04/01/2043 (Callable 04/01/2034)	1,000,000	1,053,954
Illinois Housing Development Authority
4.00%, 06/01/2026 (Callable 06/01/2025)(a)	2,855,000	2,858,888
3.10%, 02/01/2035 (Callable 02/01/2026)	580,000	529,767
2.45%, 06/01/2043 (Callable 02/03/2025)	264,403	217,166
4.00%, 07/01/2043 (Callable 02/03/2025)(a)	2,500,000	2,503,573
5.25%, 10/01/2043 (Callable 10/01/2032)	2,145,000	2,229,184
2.65%, 04/01/2045 (Callable 01/02/2025)(a)	9,970,000	9,970,000
4.00%, 10/01/2048 (Callable 04/01/2027)	2,455,000	2,455,120
3.72% (SIFMA Municipal Swap Index + 1.00%), 05/15/2050 (Callable 01/23/2025)	535,000	535,405
3.00%, 04/01/2051 (Callable 04/01/2030)	135,000	131,749
6.25%, 10/01/2052 (Callable 04/01/2032)	6,480,000	6,935,005
5.75%, 10/01/2053 (Callable 04/01/2032)	4,650,000	4,937,465
6.25%, 10/01/2054 (Callable 10/01/2032)	7,970,000	8,842,415
2.65%, 07/01/2065 (Callable 01/02/2025)(a)	6,230,000	6,230,000
Illinois Municipal Electric Agency, 5.00%, 02/01/2025	2,955,000	2,958,343
Illinois Sports Facilities Authority
5.00%, 06/15/2028	1,900,000	1,955,265
5.00%, 06/15/2029	3,780,000	4,009,006
5.00%, 06/15/2029	1,750,000	1,817,105
Illinois State Toll Highway Authority
5.00%, 12/01/2032 (Callable 01/01/2026)	1,285,000	1,305,528
5.00%, 01/01/2036 (Callable 02/03/2025)	2,100,000	2,104,128
5.00%, 01/01/2038 (Callable 02/03/2025)	2,750,000	2,755,393
5.00%, 01/01/2041 (Callable 07/01/2026)	2,750,000	2,781,535
5.00%, 01/01/2042 (Callable 01/01/2028)	780,000	802,049
5.00%, 01/01/2045 (Callable 01/01/2031)	2,475,000	2,629,289

	Par	Value
Illinois State University
5.00%, 04/01/2031 (Callable 04/01/2028)	$500,000	$526,800
5.00%, 04/01/2038 (Callable 04/01/2028)	325,000	336,860
Jefferson County School District No 82 Bethel
5.00%, 12/01/2026	75,000	77,131
5.00%, 12/01/2027	80,000	83,312
5.00%, 12/01/2028	90,000	94,704
5.00%, 12/01/2029	100,000	106,191
5.00%, 12/01/2030	110,000	118,050
5.00%, 12/01/2031	125,000	135,255
5.00%, 12/01/2032	155,000	168,632
5.00%, 12/01/2034 (Callable 12/01/2033)	220,000	239,467
Jo Daviess County Community Unit School District No 119 East Dubuque
4.00%, 12/01/2034 (Callable 12/01/2028)	280,000	280,621
4.00%, 12/01/2037 (Callable 12/01/2028)	380,000	384,253
4.00%, 12/01/2037 (Callable 12/01/2028)	310,000	308,150
4.00%, 12/01/2039 (Callable 12/01/2028)	285,000	286,057
4.00%, 12/01/2039 (Callable 12/01/2028)	230,000	228,305
Joliet Park District
5.00%, 02/01/2034 (Callable 02/01/2033)	500,000	541,359
5.00%, 02/01/2035 (Callable 02/01/2033)	250,000	269,227
5.00%, 02/01/2036 (Callable 02/01/2033)	235,000	252,148
5.00%, 02/01/2036 (Callable 02/01/2033)	225,000	241,419
5.00%, 02/01/2037 (Callable 02/01/2033)	285,000	304,830
5.00%, 02/01/2037 (Callable 02/01/2033)	260,000	278,091
5.00%, 02/01/2038 (Callable 02/01/2033)	285,000	302,642
5.00%, 02/01/2038 (Callable 02/01/2033)	250,000	265,476
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 0.00%, 12/01/2025(d)	1,625,000	1,571,099
Kane Cook & DuPage Counties School District No U-46 Elgin, 5.00%, 01/01/2025	1,100,000	1,100,000

The accompanying notes are an integral part of these financial statements.

222

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2030 (Callable 07/01/2027)	$1,345,000	$1,402,446
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025 (Callable 02/03/2025)	400,000	399,893
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	1,008,651
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2029	330,000	337,937
4.00%, 12/01/2030	450,000	463,033
4.00%, 12/01/2031	300,000	309,203
4.00%, 01/01/2034 (Callable 01/01/2028)	855,000	864,995
4.00%, 01/01/2036 (Callable 01/01/2028)	920,000	924,577
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, 3.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	935,830
Lake County Community Unit School District No 187 North Chicago
4.00%, 01/01/2035 (Callable 01/01/2027)	1,190,000	1,199,870
5.00%, 01/01/2036 (Callable 01/01/2034)	795,000	856,284
5.00%, 01/01/2041 (Callable 01/01/2034)	980,000	1,033,746
5.00%, 01/01/2044 (Callable 01/01/2034)	805,000	838,304
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2037 (Callable 12/01/2032)	905,000	1,005,863
5.50%, 12/01/2038 (Callable 12/01/2032)	845,000	932,396
5.50%, 12/01/2040 (Callable 12/01/2032)	2,335,000	2,544,742
5.50%, 12/01/2041 (Callable 12/01/2032)	890,000	966,917
Lake County School District No 33 Emmons
0.00%, 12/01/2026(d)	525,000	486,264
0.00%, 12/01/2028(d)	335,000	285,510

	Par	Value
Lake County School District No 38 Big Hollow
5.00%, 11/01/2026	$220,000	$225,879
5.00%, 11/01/2027	210,000	218,433
5.00%, 11/01/2028	220,000	231,665
5.00%, 11/01/2029	250,000	266,250
5.00%, 11/01/2030 (Callable 11/01/2029)	190,000	203,893
5.00%, 11/01/2031 (Callable 11/01/2029)	515,000	551,980
5.00%, 11/01/2032 (Callable 11/01/2029)	610,000	653,796
5.00%, 11/01/2033 (Callable 11/01/2029)	400,000	428,372
Lake County Township High School District No 113-Highland Park, 4.00%, 01/01/2032 (Callable 01/01/2029)	4,130,000	4,227,892
Macon & De Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2035 (Callable 12/01/2030)	1,670,000	1,672,889
4.00%, 12/01/2036 (Callable 12/01/2030)	835,000	837,006
4.00%, 12/01/2037 (Callable 12/01/2030)	400,000	401,023
Macon County School District No 61 Decatur
4.00%, 12/01/2034 (Callable 12/01/2028)	150,000	152,231
4.00%, 12/01/2037 (Callable 12/01/2028)	200,000	200,494
5.00%, 12/01/2037 (Callable 12/01/2028)	1,500,000	1,570,233
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2036 (Callable 02/01/2030)	975,000	1,064,625
5.50%, 02/01/2037 (Callable 02/01/2030)	380,000	413,902
5.50%, 02/01/2041 (Callable 02/01/2030)	1,720,000	1,845,816
5.50%, 02/01/2042 (Callable 02/01/2030)	675,000	720,630
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2038 (Callable 12/01/2028)	1,140,000	1,125,303
4.00%, 12/01/2039 (Callable 12/01/2028)	1,000,000	983,727
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029(d)	1,400,000	1,198,788
0.00%, 12/15/2034(d)	9,555,000	6,548,696

The accompanying notes are an integral part of these financial statements.

223

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Moultrie Shelby & Coles Counties Community Unit School District No 300
5.00%, 12/01/2035 (Callable 06/01/2029)	$575,000	$610,963
5.00%, 12/01/2038 (Callable 06/01/2029)	1,000,000	1,052,497
5.00%, 12/01/2039 (Callable 06/01/2029)	1,000,000	1,049,178
5.00%, 12/01/2040 (Callable 06/01/2029)	1,520,000	1,590,383
5.00%, 12/01/2041 (Callable 06/01/2029)	1,800,000	1,878,890
5.00%, 12/01/2042 (Callable 06/01/2029)	1,550,000	1,608,382
5.00%, 12/01/2043 (Callable 06/01/2029)	1,140,000	1,181,074
Northern Illinois Municipal Power Agency, 4.00%, 12/01/2031 (Callable 12/01/2026)	1,025,000	1,031,104
Northern Illinois University
5.00%, 04/01/2025	1,675,000	1,680,195
5.00%, 10/01/2029	300,000	316,777
5.00%, 04/01/2030	375,000	397,243
5.00%, 04/01/2031	430,000	459,178
5.00%, 04/01/2032	480,000	515,039
5.00%, 04/01/2033	810,000	869,357
5.00%, 04/01/2033 (Callable 04/01/2030)	675,000	712,560
4.00%, 10/01/2033 (Callable 04/01/2031)	1,000,000	1,007,522
5.00%, 04/01/2034	740,000	795,234
4.00%, 10/01/2034 (Callable 04/01/2031)	2,435,000	2,436,615
4.00%, 04/01/2035 (Callable 04/01/2030)	260,000	259,953
4.00%, 10/01/2035 (Callable 04/01/2031)	1,000,000	996,978
4.00%, 10/01/2038 (Callable 04/01/2031)	1,000,000	980,428
4.00%, 10/01/2039 (Callable 04/01/2031)	1,700,000	1,657,068
4.25%, 04/01/2044 (Callable 04/01/2034)	2,000,000	1,901,041
Peoria & Fulton Counties Community Unit School District No 327, 5.00%, 12/01/2030	360,000	386,920
Peoria City School District No. 150, 5.00%, 01/01/2026	330,000	335,813
Peoria County School District No 63 Norwood
5.25%, 12/01/2039 (Callable 12/01/2033)	250,000	275,258

	Par	Value
5.25%, 12/01/2043 (Callable 12/01/2033)	$260,000	$280,161
5.25%, 12/01/2043 (Callable 12/01/2033)	325,000	350,201
Randolph County Community Unit School District No 140 Sparta
5.00%, 12/01/2037 (Callable 12/01/2033)	1,450,000	1,564,206
5.00%, 12/01/2038 (Callable 12/01/2033)	500,000	540,513
5.00%, 12/01/2039 (Callable 12/01/2033)	1,360,000	1,464,473
Regional Transportation Authority
5.75%, 06/01/2029	5,000,000	5,425,213
5.00%, 06/01/2036 (Callable 06/01/2026)	775,000	791,584
Richland County Community Unit School District No 1, 5.00%, 12/01/2036 (Callable 12/01/2034)	2,720,000	2,988,595
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)	1,905,000	2,077,964
5.50%, 12/01/2039 (Callable 12/01/2031)	1,645,000	1,795,072
5.50%, 12/01/2040 (Callable 12/01/2031)	1,665,000	1,809,692
Sales Tax Securitization Corp., 5.00%, 01/01/2038 (Callable 01/01/2028)	610,000	630,956
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2040 (Callable 02/01/2032)	500,000	541,738
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, 5.50%, 12/01/2042 (Callable 12/01/2030)	895,000	955,564
Sangamon County School District No 186 Springfield, 4.00%, 02/01/2035 (Callable 02/01/2032)	1,500,000	1,523,718
Southern Illinois University
5.00%, 04/01/2033 (Callable 04/01/2031)	300,000	318,961
5.00%, 04/01/2040 (Callable 04/01/2032)	550,000	580,442
Southwestern Illinois Community College District No 522
5.00%, 12/01/2026	1,010,000	1,036,995
5.00%, 12/01/2029	825,000	877,139
Southwestern Illinois Development Authority
5.00%, 12/01/2032	965,000	1,061,536

The accompanying notes are an integral part of these financial statements.

224

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
6.00%, 12/01/2033 (Callable 12/01/2032)	$1,010,000	$1,183,908
6.00%, 12/01/2034 (Callable 12/01/2032)	1,075,000	1,255,146
6.00%, 12/01/2036 (Callable 12/01/2032)	1,210,000	1,403,416
5.50%, 12/01/2040 (Callable 12/01/2031)	2,305,000	2,525,680
4.13%, 12/01/2041 (Callable 12/01/2031)	1,610,000	1,612,020
St Clair County Community Consolidated School District No 90 O’Fallon
5.00%, 12/01/2031	150,000	162,784
5.00%, 12/01/2038 (Callable 12/01/2033)	400,000	435,615
5.00%, 12/01/2039 (Callable 12/01/2033)	300,000	326,381
5.00%, 12/01/2042 (Callable 12/01/2033)	835,000	896,760
5.00%, 12/01/2043 (Callable 12/01/2033)	770,000	822,036
St Clair County Community Unit School District No 187 Cahokia
4.00%, 01/01/2028	70,000	72,147
5.00%, 01/01/2038 (Callable 01/01/2034)	250,000	270,389
5.00%, 01/01/2038 (Callable 01/01/2034)	225,000	243,350
5.00%, 01/01/2039 (Callable 01/01/2034)	350,000	376,768
5.00%, 01/01/2039 (Callable 01/01/2034)	240,000	258,355
5.00%, 01/01/2040 (Callable 01/01/2034)	420,000	450,160
5.00%, 01/01/2040 (Callable 01/01/2034)	325,000	348,338
5.00%, 01/01/2041 (Callable 01/01/2034)	425,000	453,592
5.00%, 01/01/2041 (Callable 01/01/2034)	220,000	234,801
5.00%, 01/01/2042 (Callable 01/01/2034)	500,000	531,655
5.00%, 01/01/2042 (Callable 01/01/2034)	230,000	244,561
5.00%, 01/01/2043 (Callable 01/01/2034)	1,620,000	1,717,120
5.00%, 01/01/2043 (Callable 01/01/2034)	525,000	556,070
5.00%, 01/01/2044 (Callable 01/01/2034)	1,305,000	1,375,963
5.00%, 01/01/2049 (Callable 01/01/2034)	3,035,000	3,156,859

	Par	Value
St Clair County High School District No 201 Belleville, 4.00%, 02/01/2031 (Callable 02/01/2028)	$1,475,000	$1,489,776
State of Illinois
5.00%, 01/01/2029 (Callable 01/01/2026)	5,000	5,074
5.00%, 11/01/2038 (Callable 11/01/2026)	750,000	760,980
3.00%, 12/01/2041 (Callable 12/01/2031)	4,750,000	3,969,147
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027 (Callable 06/15/2026)	2,370,000	2,381,490
5.00%, 06/15/2029 (Callable 06/15/2028)	1,000,000	1,052,736
4.00%, 06/15/2038 (Callable 06/15/2028)	2,500,000	2,430,444
Stephenson County School District No 145 Freeport
5.00%, 10/01/2041 (Callable 10/01/2033)	1,650,000	1,745,201
5.00%, 10/01/2042 (Callable 10/01/2033)	2,720,000	2,878,875
5.00%, 10/01/2043 (Callable 10/01/2033)	1,200,000	1,265,547
Tazewell County School District No 51 Washington Central, 9.00%, 12/01/2026	1,060,000	1,175,262
Town of Cicero IL
4.00%, 01/01/2028	1,265,000	1,273,813
4.00%, 01/01/2029	815,000	817,088
Upper Illinois River Valley Development Authority
4.00%, 01/01/2031 (Callable 01/01/2027)(b)	240,000	233,990
5.00%, 01/01/2045 (Callable 01/01/2027)(b)	615,000	596,103
Village of Bradley IL
5.00%, 12/15/2036 (Callable 12/15/2033)	400,000	436,226
5.00%, 12/15/2037 (Callable 12/15/2033)	470,000	511,139
5.00%, 12/15/2038 (Callable 12/15/2033)	325,000	352,404
Village of Franklin Park IL, 4.00%, 07/01/2029 (Callable 07/01/2025)	450,000	445,774
Village of Hillside IL, 5.00%, 01/01/2030 (Callable 01/01/2027)	2,690,000	2,707,026
Village of Matteson IL, 4.00%, 12/01/2030	300,000	307,379
Village of McCook IL, 5.00%, 12/01/2027 (Callable 12/01/2026)	1,865,000	1,918,808

The accompanying notes are an integral part of these financial statements.

225

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Village of Minooka IL, 2.54%, 12/01/2034 (Callable 12/01/2029)	$220,000	$182,834
Village of Pingree Grove IL, 4.00%, 12/15/2037 (Callable 12/15/2027)	580,000	572,306
Village of River Grove IL
4.00%, 12/15/2027 (Callable 12/15/2026)	135,000	136,539
4.00%, 12/15/2028 (Callable 12/15/2026)	205,000	207,203
4.00%, 12/15/2035 (Callable 12/15/2030)	250,000	249,818
4.00%, 12/15/2038 (Callable 12/15/2030)	795,000	781,299
Village of Romeoville IL
5.00%, 10/01/2035 (Callable 04/01/2025)	1,445,000	1,400,190
5.00%, 10/01/2042 (Callable 04/01/2025)	100,000	93,353
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	2,670,000	2,792,630
Village of Stone Park IL
4.75%, 02/01/2029 (Callable 02/03/2025)	230,000	230,248
4.75%, 02/01/2031 (Callable 02/03/2025)	310,000	310,328
4.75%, 02/01/2032 (Callable 02/03/2025)	275,000	275,283
4.75%, 02/01/2033 (Callable 02/03/2025)	190,000	190,189
5.00%, 02/01/2035 (Callable 02/01/2029)	300,000	318,602
5.00%, 02/01/2036 (Callable 02/01/2029)	225,000	237,757
4.00%, 02/01/2038 (Callable 02/01/2029)	150,000	148,014
Village of Woodridge IL, 4.00%, 02/01/2036 (Callable 02/01/2030)	1,210,000	1,228,892
Western Illinois University, 4.00%, 04/01/2026	1,350,000	1,352,343
Whiteside & Lee Counties Community Unit School District No 5 Sterling
4.00%, 12/01/2028	535,000	548,854
4.00%, 12/01/2031 (Callable 12/01/2029)	630,000	649,091
4.00%, 12/01/2032 (Callable 12/01/2029)	500,000	513,534
4.00%, 12/01/2033 (Callable 12/01/2029)	685,000	701,937

	Par	Value
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2027(d)	$1,120,000	$1,039,516
0.00%, 01/01/2028(d)	1,140,000	1,018,983
0.00%, 01/01/2032(d)	110,000	82,927
0.00%, 01/01/2033(d)	885,000	642,223
4.00%, 01/01/2034 (Callable 01/01/2029)	410,000	408,403
Will County Community High School District No. 210
0.00%, 01/01/2025(d)	1,000,000	1,000,000
0.00%, 01/01/2026(d)	265,000	255,375
0.00%, 01/01/2027(d)	115,000	106,736
0.00%, 01/01/2028(d)	680,000	607,815
0.00%, 01/01/2028(d)	80,000	71,298
0.00%, 01/01/2029(d)	145,000	124,121
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/01/2033 (Callable 01/01/2028)	745,000	758,227
4.00%, 01/01/2034 (Callable 01/01/2028)	785,000	796,408
4.00%, 01/01/2035 (Callable 01/01/2028)	480,000	484,225
5.00%, 01/15/2039 (Callable 01/15/2034)	595,000	634,980
5.00%, 01/15/2040 (Callable 01/15/2034)	875,000	928,423
5.00%, 01/15/2041 (Callable 01/15/2034)	635,000	669,939
5.00%, 01/15/2042 (Callable 01/15/2034)	670,000	702,701
5.00%, 01/15/2043 (Callable 01/15/2034)	720,000	752,206
Will County Community Unit School District No 365-U Valley View, 0.00%, 11/01/2025(d)	200,000	193,520
Will County School District No 114 Manhattan, 5.50%, 01/01/2049 (Callable 01/01/2033)	1,000,000	1,084,943
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, 5.00%, 11/01/2044 (Callable 03/10/2025)(a)	12,450,000	12,448,182
		451,350,719
Indiana - 3.7%
Aurora School Building Corp.
5.00%, 01/15/2036 (Callable 07/15/2033)	1,200,000	1,334,406
5.00%, 01/15/2038 (Callable 07/15/2033)	500,000	551,904
Avon Community School Building Corp.
5.00%, 07/15/2038 (Callable 01/15/2035)	2,350,000	2,599,376

The accompanying notes are an integral part of these financial statements.

226

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.50%, 01/15/2043 (Callable 07/15/2033)	$1,225,000	$1,363,947
Ball State University, 5.00%, 07/01/2035 (Callable 07/01/2028)	500,000	524,647
Bloomington Redevelopment District
5.00%, 02/01/2025	325,000	325,378
5.00%, 02/01/2027 (Callable 02/01/2025)	1,580,000	1,582,178
5.25%, 08/01/2036 (Callable 08/01/2029)	3,450,000	3,681,169
Blue River Valley School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	650,000	692,762
Bluffton-Harrison Middle School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	290,000	319,348
5.50%, 01/15/2043 (Callable 07/15/2031)	450,000	487,317
Carmel Local Public Improvement Bond Bank
5.00%, 07/15/2032 (Callable 07/15/2026)	1,675,000	1,713,250
5.00%, 07/15/2034 (Callable 07/15/2026)	200,000	204,326
City of Carmel IN Waterworks Revenue
5.25%, 05/01/2047 (Callable 05/01/2032)	875,000	928,215
5.25%, 05/01/2051 (Callable 05/01/2032)	1,875,000	1,977,732
City of Elkhart IN Redevelopment District, 5.00%, 08/01/2030 (Callable 08/01/2025)	1,045,000	1,049,711
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2028)	1,120,000	1,175,206
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	6,000,000	5,833,317
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)	1,000,000	973,392
City of Rockport IN, 3.13%, 07/01/2025	2,750,000	2,739,422
Columbus Multi School Building Corp.
5.00%, 07/15/2042 (Callable 07/15/2034)	700,000	753,906
5.00%, 01/15/2044 (Callable 07/15/2034)	1,050,000	1,121,740
Delphi Community School Corp., 4.00%, 01/15/2026	1,160,000	1,166,331

	Par	Value
Evansville Waterworks District
5.00%, 07/01/2042 (Callable 01/01/2032)	$900,000	$955,914
5.00%, 07/01/2047 (Callable 01/01/2032)	2,150,000	2,237,956
Fishers Town Hall Building Corp.
5.50%, 07/15/2038 (Callable 07/15/2032)	1,000,000	1,123,509
5.50%, 01/15/2042 (Callable 07/15/2032)	970,000	1,085,833
5.63%, 07/15/2053 (Callable 01/15/2034)	2,500,000	2,814,709
Greater Clark Building Corp.
6.00%, 07/15/2034 (Callable 07/15/2032)	1,120,000	1,314,879
6.00%, 07/15/2036 (Callable 07/15/2033)	500,000	594,976
6.00%, 07/15/2038 (Callable 07/15/2033)	250,000	295,308
6.00%, 07/15/2039 (Callable 07/15/2033)	525,000	613,090
6.00%, 07/15/2040 (Callable 07/15/2033)	650,000	755,975
6.00%, 07/15/2040 (Callable 07/15/2033)	500,000	581,519
6.00%, 07/15/2041 (Callable 07/15/2033)	1,000,000	1,158,423
6.00%, 07/15/2041 (Callable 07/15/2033)	650,000	752,975
6.00%, 01/15/2042 (Callable 07/15/2032)	1,110,000	1,263,281
6.00%, 01/15/2043 (Callable 07/15/2033)	1,120,000	1,287,326
Hammond Local Public Improvement Bond Bank
4.63%, 01/15/2033 (Callable 07/15/2028)(b)	2,000,000	1,977,667
4.50%, 07/15/2037 (Callable 07/15/2030)	455,000	454,975
5.00%, 01/15/2043 (Callable 07/15/2030)	2,315,000	2,354,874
Hammond Multi-School Building Corp.
4.50%, 07/15/2026 (Callable 02/03/2025)	625,000	625,602
5.00%, 07/15/2034 (Callable 01/15/2028)	2,000,000	2,087,327
5.00%, 07/15/2038 (Callable 01/15/2028)	3,105,000	3,218,210
Hammond Sanitary District, 5.00%, 07/15/2026	610,000	626,969
Indiana Finance Authority
5.00%, 07/01/2027	1,445,000	1,481,201
5.00%, 09/01/2027	1,595,000	1,628,224
5.00%, 10/01/2027	245,000	250,839
5.00%, 07/01/2028	1,515,000	1,565,214

The accompanying notes are an integral part of these financial statements.

227

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
5.00%, 09/01/2028	$1,675,000	$1,719,488
5.00%, 10/01/2028 (Callable 10/01/2027)	1,000,000	1,023,097
5.00%, 10/01/2029	220,000	228,001
5.25%, 02/01/2030 (Callable 08/01/2025)	525,000	530,386
2.50%, 11/01/2030	2,825,000	2,575,295
5.00%, 10/01/2031	250,000	260,930
5.00%, 10/01/2033 (Callable 10/01/2031)	230,000	238,158
5.00%, 03/01/2036 (Callable 03/01/2025)	1,250,000	1,251,769
4.75%, 06/01/2036 (Callable 12/01/2033)	3,005,000	3,067,904
4.00%, 10/01/2052 (Callable 04/01/2032)	2,500,000	2,393,165
Indiana Housing & Community Development Authority
5.00%, 07/01/2039 (Callable 01/01/2033)	500,000	533,217
5.00%, 07/01/2053 (Callable 01/01/2032)	4,110,000	4,235,462
Indiana Municipal Power Agency, 5.00%, 01/01/2032 (Callable 02/03/2025)	1,000,000	1,003,306
Indianapolis Board of School Commissioners, 5.00%, 01/15/2025	515,000	515,288
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2029 (Callable 02/03/2025)(c)	2,450,000	2,452,128
6.00%, 02/01/2042 (Callable 02/01/2033)	2,000,000	2,317,235
6.00%, 02/01/2043 (Callable 02/01/2033)	1,500,000	1,731,858
5.25%, 03/01/2043 (Callable 03/01/2033)	1,750,000	1,892,978
5.00%, 02/01/2049 (Callable 02/01/2034)	2,000,000	2,108,342
5.00%, 02/01/2053 (Callable 02/01/2034)	2,000,000	2,098,988
IPS Multi-School Building Corp.
5.25%, 07/15/2041 (Callable 07/15/2031)	2,000,000	2,183,688
5.25%, 07/15/2041 (Callable 01/15/2032)	1,850,000	2,013,232
5.25%, 07/15/2042 (Callable 07/15/2031)	1,640,000	1,790,634
4.25%, 07/15/2043 (Callable 07/15/2031)	500,000	500,878
5.25%, 07/15/2043 (Callable 01/15/2032)	1,500,000	1,621,312

	Par	Value
5.00%, 07/15/2044 (Callable 07/15/2033)	$2,050,000	$2,188,442
Jennings County School Building Corp., 2.75%, 07/15/2026 (Callable 02/03/2025)	1,185,000	1,171,143
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2032 (Callable 07/15/2031)	700,000	788,949
5.50%, 07/15/2034 (Callable 07/15/2031)	200,000	224,540
5.50%, 07/15/2035 (Callable 07/15/2031)	400,000	447,852
5.50%, 07/15/2036 (Callable 07/15/2031)	750,000	838,084
5.50%, 07/15/2038 (Callable 07/15/2031)	1,150,000	1,275,317
5.50%, 07/15/2039 (Callable 07/15/2031)	1,655,000	1,830,483
5.50%, 07/15/2040 (Callable 07/15/2031)	750,000	825,985
5.50%, 01/15/2042 (Callable 07/15/2031)	1,000,000	1,093,236
Muncie Community School Corp., 3.25%, 01/15/2026	2,095,000	2,088,893
Noblesville Community Development Corp., 5.00%, 08/01/2037 (Callable 02/01/2034)	3,475,000	3,764,493
Noblesville High School Building Corp.
6.00%, 07/15/2040 (Callable 07/15/2033)	625,000	732,379
6.00%, 01/15/2043 (Callable 07/15/2033)	1,750,000	2,025,193
North Putnam Middle School Building Corp./IN, 5.00%, 01/15/2044 (Callable 07/15/2034)	1,190,000	1,274,213
Northwestern School Building Corp.
6.00%, 07/15/2038 (Callable 07/15/2031)	1,000,000	1,132,253
6.00%, 07/15/2041 (Callable 07/15/2031)	900,000	1,005,993
Penn High School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2032)	515,000	544,238
Plainfield Redevelopment Authority, 5.00%, 02/01/2027	500,000	512,611
Richland-Bean Blossom 2000 School Building Corp., 5.00%, 07/15/2040 (Callable 07/15/2031)	250,000	268,139
Richmond Hospital Authority, 5.00%, 01/01/2026 (Callable 02/03/2025)	595,000	595,618

The accompanying notes are an integral part of these financial statements.

228

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Indiana - (Continued)
Shelby Eastern Multi-School Building Corp., 5.25%, 01/15/2043 (Callable 07/15/2031)	$1,000,000	$1,074,634
South Montgomery Community School Corp.
5.00%, 01/15/2025	300,000	300,096
5.00%, 07/15/2025	335,000	336,865
5.00%, 01/15/2026	250,000	252,716
Taylor Community School Building Corp., 0.00%, 07/15/2029 (Callable 07/15/2025)(d)	360,000	299,115
Tippecanoe County School Building Corp.
6.00%, 07/15/2039 (Callable 07/15/2033)	1,000,000	1,171,786
6.00%, 01/15/2043 (Callable 07/15/2033)	1,000,000	1,155,677
Tri-Creek 2002 High School Building Corp., 4.00%, 07/15/2039 (Callable 07/15/2028)	345,000	347,703
Western School Building Corp.
5.00%, 07/15/2040 (Callable 07/15/2032)	1,385,000	1,498,659
5.00%, 07/15/2042 (Callable 07/15/2032)	465,000	495,314
5.00%, 01/15/2044 (Callable 07/15/2032)	1,000,000	1,055,446
Westfield High School Building Corp.
5.00%, 01/15/2029 (Callable 01/15/2026)	250,000	255,362
5.00%, 01/15/2030 (Callable 01/15/2026)	300,000	306,280
Westfield-Washington Multi-School Building Corp.
5.50%, 07/15/2040 (Callable 07/15/2031)	745,000	819,119
5.50%, 01/15/2043 (Callable 07/15/2031)	565,000	616,625
5.25%, 07/15/2043 (Callable 07/15/2034)	4,250,000	4,677,174
Wheeler-Union Township School Building Corp., 5.00%, 01/15/2042 (Callable 07/15/2030)	1,225,000	1,288,941
		147,072,060
Iowa - 1.2%
Ballard Community School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,150,000	1,082,867
City of Ames IA, 4.00%, 06/15/2035 (Callable 06/15/2026)	1,510,000	1,491,262

	Par	Value
City of Coralville IA
4.00%, 05/01/2030 (Callable 05/01/2029)	$1,000,000	$963,327
4.50%, 06/01/2032 (Callable 02/03/2025)	3,915,000	3,779,517
3.00%, 05/01/2033 (Callable 05/01/2029)	1,000,000	885,999
5.00%, 05/01/2035 (Callable 05/01/2031)	650,000	695,836
5.00%, 05/01/2036 (Callable 05/01/2031)	685,000	731,743
5.00%, 05/01/2037 (Callable 05/01/2031)	725,000	772,206
5.00%, 06/01/2041 (Callable 06/01/2030)	555,000	579,044
5.00%, 05/01/2042 (Callable 05/01/2030)	1,500,000	1,547,611
5.00%, 06/01/2042 (Callable 06/01/2030)	585,000	608,579
5.00%, 06/01/2043 (Callable 06/01/2030)	515,000	534,151
5.00%, 06/01/2044 (Callable 06/01/2030)	585,000	605,532
College Community School District Infrastructure Sales Services & Use Tax, 4.00%, 06/01/2033 (Callable 06/01/2030)	1,820,000	1,870,300
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027 (Callable 12/15/2026)	2,000,000	2,020,638
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(b)	2,500,000	2,346,228
3.50%, 01/01/2047 (Callable 07/01/2026)	550,000	547,221
4.00%, 07/01/2047 (Callable 07/01/2028)	1,030,000	1,032,977
5.00%, 01/01/2049 (Callable 07/01/2033)	2,035,000	2,084,027
Iowa Higher Education Loan Authority
3.00%, 04/01/2029	870,000	831,828
5.00%, 10/01/2029	1,160,000	1,239,802
3.00%, 04/01/2030	650,000	615,336
3.00%, 04/01/2031	525,000	492,115
5.00%, 10/01/2034 (Callable 10/01/2030)	300,000	319,281
5.00%, 10/01/2035 (Callable 10/01/2030)	360,000	381,661
5.00%, 10/01/2036 (Callable 10/01/2030)	365,000	386,023
5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,050,489
4.75%, 10/01/2042 (Callable 10/01/2030)	750,000	768,328

The accompanying notes are an integral part of these financial statements.

229

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Iowa - (Continued)
Jesup Community School District Infrastructure Sales Services & Use Tax, 4.00%, 07/01/2039 (Callable 07/01/2033)	$545,000	$545,452
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	14,345,000	14,569,812
Southern Iowa Rural Water Association, 3.00%, 12/01/2032 (Callable 12/01/2028)	1,030,000	969,707
Xenia Rural Water District, 5.00%, 12/01/2028 (Callable 12/01/2026)	500,000	513,203
		47,862,102
Kansas - 0.4%
City of Goddard KS
4.00%, 12/01/2025 (Callable 02/03/2025)	285,000	285,094
3.50%, 06/01/2034 (Callable 01/23/2025)	1,420,000	1,276,116
City of Haysville KS, 4.25%, 10/01/2025 (Callable 02/03/2025)	615,000	615,226
City of Manhattan KS, 4.00%, 06/01/2027 (Callable 06/01/2025)	325,000	324,718
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	3,750,000	3,748,554
City of Wichita KS
5.00%, 12/01/2031 (Callable 12/01/2025)(c)	1,000,000	1,011,768
5.00%, 12/01/2032 (Callable 12/01/2025)(c)	2,055,000	2,078,444
4.00%, 09/01/2038 (Callable 09/01/2027)	885,000	860,075
Kansas Power Pool
4.00%, 12/01/2038 (Callable 12/01/2029)	700,000	692,511
4.00%, 12/01/2040 (Callable 12/01/2029)	1,095,000	1,066,444
Leavenworth County Unified School District No 469, 4.00%, 09/01/2026	800,000	804,827
Sedgwick County Unified School District No 262 Valley Center, 4.50%, 09/01/2043 (Callable 09/01/2031)	850,000	851,717
Wabaunsee County Unified School District No 330 Mission Valley
5.50%, 09/01/2042 (Callable 09/01/2031)	750,000	819,942
5.50%, 09/01/2047 (Callable 09/01/2031)	750,000	807,370

	Par	Value
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044 (Callable 01/28/2025)	$1,740,000	$1,740,465
		16,983,271
Kentucky - 0.8%
City of Ashland KY, 4.00%, 02/01/2036 (Callable 02/01/2026)	1,000,000	966,035
City of Versailles KY, 3.00%, 08/15/2026 (Callable 02/03/2025)	3,000,000	2,960,871
County of Leslie KY, 4.00%, 02/01/2052 (Callable 02/01/2030)	1,485,000	1,377,414
Jefferson County School District Finance Corp., 5.00%, 06/01/2025	520,000	524,207
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025(d)	785,000	760,278
0.00%, 10/01/2026(d)	765,000	709,738
0.00%, 10/01/2027(d)	870,000	772,904
0.00%, 10/01/2028(d)	1,040,000	883,068
5.00%, 07/01/2033 (Callable 07/01/2025)	1,295,000	1,299,882
Kentucky Housing Corp., 5.00%, 09/01/2043 (Callable 03/01/2026)(a)	3,000,000	3,054,210
Kentucky Municipal Power Agency, 5.00%, 09/01/2042 (Callable 09/01/2025)	2,000,000	2,007,848
Kentucky Public Energy Authority
4.00%, 08/01/2027	570,000	572,504
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	5,575,000	5,593,812
Kentucky State University
4.00%, 11/01/2033 (Callable 11/01/2031)	260,000	268,809
4.00%, 11/01/2035 (Callable 11/01/2031)	270,000	277,317
4.00%, 11/01/2038 (Callable 11/01/2031)	325,000	328,009
Lexington-Fayette Urban County Airport Board
5.00%, 07/01/2043 (Callable 07/01/2033)	570,000	602,988
5.25%, 07/01/2048 (Callable 07/01/2033)	525,000	557,280
5.25%, 07/01/2053 (Callable 07/01/2033)	1,000,000	1,055,050
Logan County School District Finance Corp., 5.00%, 09/01/2036 (Callable 09/01/2033)	1,000,000	1,083,797

The accompanying notes are an integral part of these financial statements.

230

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Kentucky - (Continued)
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033 (Callable 04/01/2031)	$475,000	$378,342
5.00%, 10/01/2047 (Callable 07/01/2026)(a)	1,500,000	1,539,074
Morgan County School District Finance Corp., 3.00%, 08/01/2032 (Callable 08/01/2027)	500,000	470,125
Paducah Electric Plant Board, 5.00%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,023,275
Paducah Independent School District Finance Corp., 3.50%, 09/01/2033 (Callable 09/01/2026)	300,000	296,091
Pineville Independent School District Finance Corp., 4.00%, 05/01/2036 (Callable 05/01/2032)	180,000	181,901
University of Louisville, 4.50%, 03/01/2036 (Callable 09/01/2026)	4,000,000	3,970,060
		33,514,889
Louisiana - 1.3%
City of Pineville LA Utilities Revenue
4.00%, 05/01/2034 (Callable 05/01/2032)	400,000	411,767
4.00%, 05/01/2037 (Callable 05/01/2032)	325,000	330,431
City of Ruston LA
5.00%, 09/01/2028	200,000	210,633
5.00%, 09/01/2029	250,000	266,235
5.00%, 09/01/2030	275,000	295,857
5.00%, 09/01/2031	300,000	324,910
5.00%, 09/01/2032	300,000	326,301
5.00%, 09/01/2033	330,000	360,379
5.00%, 09/01/2034	260,000	284,933
5.00%, 09/01/2036 (Callable 09/01/2034)	585,000	636,792
5.00%, 09/01/2041 (Callable 09/01/2034)	1,000,000	1,065,541
5.00%, 09/01/2044 (Callable 09/01/2034)	500,000	527,982
City of Shreveport LA
5.00%, 03/01/2041 (Callable 03/01/2035)	820,000	878,092
5.00%, 03/01/2044 (Callable 03/01/2035)	1,000,000	1,058,285

	Par	Value
City of Shreveport LA Water & Sewer Revenue
4.00%, 12/01/2034 (Callable 12/01/2028)	$1,225,000	$1,229,972
5.00%, 12/01/2036 (Callable 12/01/2027)	525,000	539,412
East Baton Rouge Sewerage Commission, 1.30%, 02/01/2041 (Callable 08/01/2027)(a)	655,000	586,379
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2037 (Callable 07/15/2033)	2,875,000	3,162,142
Louisiana Housing Corp.
4.00%, 01/01/2043 (Callable 07/01/2026)(a)	4,500,000	4,537,063
5.00%, 07/01/2046 (Callable 02/01/2026)(a)	3,024,000	3,076,159
4.50%, 12/01/2047 (Callable 12/01/2027)	90,000	90,681
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 04/01/2043 (Callable 04/01/2033)	100,000	100,457
5.00%, 10/01/2043 (Callable 10/01/2033)	550,000	580,117
5.00%, 04/01/2048 (Callable 04/01/2033)	800,000	839,860
5.13%, 10/01/2048 (Callable 10/01/2033)	700,000	735,134
4.50%, 04/01/2053 (Callable 04/01/2033)	350,000	351,043
5.00%, 04/01/2053 (Callable 04/01/2033)	800,000	830,918
Louisiana Public Facilities Authority
5.25%, 10/01/2031	2,280,000	2,468,393
5.00%, 05/15/2033 (Callable 05/15/2027)	2,000,000	2,054,586
5.00%, 12/15/2034 (Callable 12/15/2032)(b)	2,110,000	2,154,673
Louisiana State University & Agricultural & Mechanical College, 5.00%, 07/01/2028 (Callable 07/01/2026)	4,200,000	4,286,962
Morehouse Parish Hospital Service District No 1, 4.00%, 10/01/2028 (Callable 10/01/2027)	660,000	635,620
New Orleans Aviation Board
5.00%, 01/01/2026(c)	1,000,000	1,012,797
5.00%, 01/01/2031 (Callable 01/01/2025)(c)	3,000,000	3,000,000
5.00%, 10/01/2043 (Callable 10/01/2028)	1,000,000	1,024,097
Parish of St John the Baptist LA
5.00%, 03/01/2031 (Callable 03/01/2029)	385,000	410,405

The accompanying notes are an integral part of these financial statements.

231

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Louisiana - (Continued)
5.00%, 03/01/2032 (Callable 03/01/2029)	$500,000	$531,683
Parish of Terrebonne LA Sales & Use Tax Revenue, 0.00%, 04/01/2034(d)	815,000	568,237
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	5,000,000	4,999,436
St Tammany Parish Hospital Service District No 1
5.00%, 07/01/2036 (Callable 07/01/2028)	1,745,000	1,798,735
5.00%, 07/01/2038 (Callable 07/01/2028)	855,000	876,919
Tangipahoa Parish School Board Sales & Use Tax Revenue, 4.00%, 03/01/2041 (Callable 03/01/2031)	500,000	496,838
		49,956,856
Maine - 0.3%
City of Lewiston ME
1.38%, 02/15/2033 (Callable 02/15/2028)	1,000,000	771,909
1.63%, 02/15/2036 (Callable 02/15/2028)	1,435,000	1,031,052
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2037 (Callable 07/01/2029)	255,000	255,442
5.00%, 07/01/2038 (Callable 07/01/2030)	1,530,000	1,626,396
Maine State Housing Authority
3.63%, 11/15/2039 (Callable 02/03/2025)	2,255,000	2,121,550
3.50%, 11/15/2047 (Callable 11/15/2026)	115,000	114,359
4.00%, 11/15/2049 (Callable 05/15/2028)	135,000	135,092
4.00%, 11/15/2050 (Callable 05/15/2029)	450,000	450,813
5.00%, 11/15/2052 (Callable 11/15/2031)	3,165,000	3,257,273
5.00%, 11/15/2052 (Callable 11/15/2031)	1,260,000	1,295,884
		11,059,770
Maryland - 0.8%
County of Baltimore MD, 4.00%, 09/01/2036 (Callable 09/01/2031)	135,000	136,630
Howard County Housing Commission
4.13%, 12/01/2043 (Callable 12/01/2033)	1,320,000	1,255,668
5.00%, 12/01/2043 (Callable 12/01/2033)	2,500,000	2,611,913

	Par	Value
Maryland Community Development Administration
3.85%, 03/01/2025	$5,000,000	$5,001,266
2.70%, 09/01/2034 (Callable 03/01/2029)	2,000,000	1,750,899
4.70%, 03/01/2046 (Callable 03/01/2031)	2,250,000	2,256,034
3.50%, 03/01/2050 (Callable 03/01/2029)	625,000	618,816
5.00%, 09/01/2052 (Callable 03/01/2031)	6,795,000	6,980,202
Maryland Economic Development Corp., 2.75%, 02/15/2043 (Callable 01/02/2025)(a)	3,450,000	3,450,000
Maryland Health & Higher Educational Facilities Authority
5.00%, 01/01/2028	300,000	310,710
5.00%, 07/01/2028	370,000	387,013
4.00%, 01/01/2029	980,000	987,280
5.00%, 01/01/2029	290,000	302,815
5.00%, 01/01/2030	185,000	194,472
5.00%, 07/01/2045 (Callable 01/01/2027)(a)	780,000	804,749
Montgomery County Housing Opportunities Commission, 5.00%, 01/01/2043 (Callable 01/01/2034)	1,000,000	1,088,317
Washington Suburban Sanitary Commission, 5.00%, 06/01/2038 (Callable 06/01/2026)	2,000,000	2,042,730
		30,179,514
Massachusetts - 0.5%
Commonwealth of Massachusetts, 4.00%, 04/01/2042 (Callable 04/01/2025)	30,000	29,631
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)(d)	5,800,000	4,793,070
Massachusetts Development Finance Agency
5.00%, 01/01/2031 (Callable 01/01/2027)	475,000	484,478
5.00%, 07/01/2035 (Callable 07/01/2026)	3,000,000	3,058,539
5.00%, 07/01/2036 (Callable 07/01/2026)	1,000,000	1,013,014
5.00%, 07/01/2041 (Callable 07/01/2026)	1,350,000	1,361,619
Massachusetts Educational Financing Authority, 5.00%, 01/01/2026 (Callable 01/13/2025)(c)	2,000,000	2,000,731

The accompanying notes are an integral part of these financial statements.

232

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - (Continued)
Massachusetts Housing Finance Agency
3.30%, 12/01/2026 (Callable 06/01/2025)	$1,000,000	$990,434
3.35%, 06/01/2027 (Callable 12/01/2025)	2,600,000	2,603,920
4.00%, 12/01/2028 (Callable 01/23/2025)	820,000	816,229
3.50%, 06/01/2042 (Callable 06/01/2025)	580,000	578,549
4.50%, 12/01/2048 (Callable 12/01/2027)	750,000	755,100
4.00%, 06/01/2049 (Callable 12/01/2028)	425,000	425,355
5.00%, 06/01/2050 (Callable 06/01/2032)	1,640,000	1,692,228
		20,602,897
Michigan - 3.3%
Allegan Public School District
5.00%, 05/01/2035 (Callable 05/01/2033)	900,000	1,003,285
5.00%, 05/01/2036 (Callable 05/01/2033)	935,000	1,037,108
5.00%, 05/01/2037 (Callable 05/01/2033)	725,000	801,381
5.00%, 05/01/2038 (Callable 05/01/2033)	1,025,000	1,118,603
5.00%, 05/01/2039 (Callable 05/01/2033)	1,075,000	1,157,387
Berkley School District
5.00%, 05/01/2040 (Callable 05/01/2034)	335,000	369,876
5.00%, 05/01/2041 (Callable 05/01/2034)	760,000	831,057
5.00%, 05/01/2042 (Callable 05/01/2034)	1,000,000	1,087,658
5.00%, 05/01/2043 (Callable 05/01/2034)	1,425,000	1,541,374
5.00%, 05/01/2044 (Callable 05/01/2034)	1,525,000	1,644,271
5.25%, 05/01/2044 (Callable 05/01/2033)	875,000	958,462
5.00%, 05/01/2046 (Callable 05/01/2034)	3,870,000	4,140,850
5.25%, 05/01/2048 (Callable 05/01/2033)	700,000	760,062
City of Detroit MI
5.25%, 05/01/2028	275,000	290,379
5.25%, 05/01/2029	685,000	733,514
5.25%, 05/01/2030	680,000	737,842
5.25%, 05/01/2031	575,000	630,129
5.25%, 05/01/2032	600,000	663,193
5.25%, 05/01/2033	550,000	612,410

	Par	Value
6.00%, 05/01/2039 (Callable 05/01/2033)	$500,000	$568,087
Clio Area School District
4.00%, 05/01/2038 (Callable 05/01/2032)	635,000	646,505
4.00%, 05/01/2040 (Callable 05/01/2032)	885,000	887,089
Coopersville Area Public Schools
4.00%, 05/01/2039 (Callable 05/01/2032)	300,000	301,764
4.50%, 05/01/2041 (Callable 05/01/2032)	310,000	319,992
4.50%, 05/01/2043 (Callable 05/01/2032)	300,000	307,726
Eastern Michigan University, 4.00%, 03/01/2034 (Callable 03/01/2027)	985,000	991,407
Flat Rock Community School District
5.00%, 05/01/2036 (Callable 05/01/2032)	670,000	738,641
5.00%, 05/01/2037 (Callable 05/01/2032)	725,000	795,138
5.00%, 05/01/2038 (Callable 05/01/2032)	575,000	626,254
5.00%, 05/01/2039 (Callable 05/01/2032)	805,000	871,637
5.00%, 05/01/2041 (Callable 05/01/2032)	1,385,000	1,479,937
5.00%, 05/01/2044 (Callable 05/01/2032)	1,485,000	1,571,147
Fraser Public School District, 5.00%, 05/01/2048 (Callable 05/01/2033)	1,000,000	1,045,914
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)	5,000,000	5,088,657
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2045 (Callable 07/01/2030)	1,740,000	1,842,184
5.00%, 07/01/2046 (Callable 07/01/2026)	2,000,000	2,020,746
Jenison Public Schools
5.00%, 05/01/2042 (Callable 05/01/2034)	225,000	240,539
5.00%, 05/01/2043 (Callable 05/01/2034)	385,000	409,941
5.00%, 05/01/2044 (Callable 05/01/2034)	250,000	265,546
5.00%, 05/01/2046 (Callable 05/01/2034)	425,000	450,344
5.00%, 05/01/2049 (Callable 05/01/2034)	525,000	551,147

The accompanying notes are an integral part of these financial statements.

233

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - (Continued)
Michigan Finance Authority
5.00%, 07/01/2025 (Callable 02/03/2025)	$1,000,000	$1,001,151
5.00%, 11/01/2025	885,000	893,895
5.25%, 02/01/2027	1,540,000	1,553,085
5.00%, 11/15/2027 (Callable 11/15/2026)	1,055,000	1,086,536
5.00%, 11/01/2028	1,025,000	1,057,649
4.00%, 02/01/2029 (Callable 02/01/2027)	1,000,000	983,497
5.00%, 09/01/2029	400,000	405,826
4.50%, 10/01/2029 (Callable 01/17/2025)	6,900,000	6,903,493
5.00%, 09/01/2030 (Callable 03/01/2030)	440,000	446,416
5.00%, 08/31/2031	1,000,000	1,072,393
5.25%, 02/01/2032 (Callable 02/01/2027)	590,000	598,100
5.00%, 05/15/2034 (Callable 05/15/2025)	2,500,000	2,509,389
5.00%, 07/01/2034 (Callable 07/01/2025)	2,000,000	2,010,102
5.00%, 12/01/2035 (Callable 12/01/2027)	1,000,000	1,035,114
5.25%, 02/29/2040 (Callable 02/28/2034)	500,000	545,711
5.25%, 02/28/2041 (Callable 02/28/2034)	500,000	542,214
5.00%, 11/15/2041 (Callable 11/15/2026)	1,500,000	1,523,788
5.25%, 02/28/2042 (Callable 02/28/2034)	500,000	539,886
5.00%, 07/01/2044 (Callable 02/03/2025)	3,910,000	3,912,117
5.00%, 11/15/2044 (Callable 05/16/2026)(a)	4,950,000	5,054,529
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)	6,250,000	6,264,119
3.25%, 10/01/2037 (Callable 10/01/2025)	1,745,000	1,565,551
3.80%, 07/01/2041 (Callable 07/01/2026)(a)	2,250,000	2,254,945
4.25%, 06/01/2049 (Callable 12/01/2027)	745,000	748,188
4.25%, 12/01/2049 (Callable 06/01/2028)	785,000	789,325
4.65%, 12/01/2049 (Callable 06/01/2033)	2,200,000	2,205,686
3.50%, 12/01/2050 (Callable 06/01/2029)	2,960,000	2,932,729
5.00%, 06/01/2053 (Callable 12/01/2031)	2,320,000	2,399,508

	Par	Value
5.50%, 06/01/2053 (Callable 12/01/2031)	$2,155,000	$2,263,888
5.75%, 06/01/2054 (Callable 12/01/2032)	4,700,000	4,985,073
6.00%, 06/01/2054 (Callable 06/01/2033)	6,390,000	6,890,235
Oakland University, 5.00%, 07/01/2031 (Callable 07/01/2025)	3,700,000	3,702,654
Pinckney Community Schools, 5.00%, 05/01/2035 (Callable 05/01/2026)	1,500,000	1,528,575
Rochester Community School District, 5.00%, 05/01/2035 (Callable 05/01/2026)	550,000	561,558
Rockford Public Schools
5.00%, 05/01/2036 (Callable 05/01/2033)	1,000,000	1,106,919
5.00%, 05/01/2037 (Callable 05/01/2033)	800,000	881,854
5.00%, 05/01/2040 (Callable 05/01/2033)	1,230,000	1,331,617
Romeo Community School District, 5.00%, 05/01/2029 (Callable 05/01/2026)	1,000,000	1,025,484
Swartz Creek Community Schools, 5.00%, 05/01/2039 (Callable 05/01/2029)	815,000	861,354
Thornapple Kellogg School District, 5.00%, 05/01/2036 (Callable 05/01/2033)	1,320,000	1,459,328
Wayne County Airport Authority
5.00%, 12/01/2031 (Callable 12/01/2027)	690,000	718,498
5.00%, 12/01/2032 (Callable 12/01/2025)(c)	3,000,000	3,022,890
5.00%, 12/01/2033 (Callable 12/01/2025)	1,485,000	1,502,966
Wayne State University, 5.00%, 11/15/2030 (Callable 11/15/2025)	1,025,000	1,038,430
Western Michigan University
5.00%, 11/15/2029 (Callable 05/15/2025)	250,000	251,483
5.00%, 11/15/2038 (Callable 05/15/2031)	375,000	401,282
5.00%, 11/15/2039 (Callable 05/15/2031)	400,000	428,443
5.00%, 11/15/2040 (Callable 05/15/2031)	420,000	447,725
		129,384,381
Minnesota - 1.3%
City of Maple Grove MN
5.00%, 05/01/2027	200,000	204,741
5.00%, 05/01/2029 (Callable 05/01/2027)	500,000	510,837

The accompanying notes are an integral part of these financial statements.

234

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
5.00%, 09/01/2030 (Callable 09/01/2025)	$610,000	$612,840
5.00%, 05/01/2031 (Callable 05/01/2027)	525,000	535,293
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)	680,000	683,646
4.00%, 11/15/2036 (Callable 11/15/2031)	1,090,000	1,089,905
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	8,000,000	8,028,491
County of Washington MN, 2.25%, 02/01/2034 (Callable 02/01/2028)	1,525,000	1,301,826
Duluth Economic Development Authority
5.00%, 06/15/2028	450,000	474,322
5.00%, 02/15/2034 (Callable 02/15/2028)	685,000	710,696
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	4,491,014	4,468,444
Forest Lake Independent School District No 831, 3.13%, 02/01/2039 (Callable 02/01/2026)	75,000	67,507
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2028	1,115,000	1,165,535
5.00%, 11/15/2029 (Callable 11/15/2027)	705,000	726,549
5.00%, 12/01/2030	300,000	317,568
5.00%, 11/15/2034 (Callable 11/15/2027)	1,900,000	1,942,762
5.00%, 12/01/2036 (Callable 12/01/2030)	1,600,000	1,668,000
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2039 (Callable 10/01/2030)	2,040,000	2,178,357
4.00%, 10/01/2040 (Callable 10/01/2030)	1,030,000	1,026,613
4.13%, 10/01/2041 (Callable 10/01/2030)	1,000,000	1,000,246
4.13%, 10/01/2042 (Callable 10/01/2030)	1,000,000	995,632
5.00%, 10/01/2053 (Callable 04/01/2029)(a)	2,000,000	2,109,372
Minnesota Housing Finance Agency
3.30%, 02/01/2025	2,000,000	1,999,459
3.60%, 07/01/2033 (Callable 02/03/2025)	455,000	441,316

	Par	Value
3.10%, 07/01/2035 (Callable 07/01/2025)	$1,485,000	$1,350,976
4.00%, 01/01/2038 (Callable 02/03/2025)	95,000	94,947
4.00%, 08/01/2040 (Callable 08/01/2033)	1,000,000	993,903
4.00%, 01/01/2047 (Callable 01/01/2026)	90,000	89,935
3.75%, 01/01/2050 (Callable 01/01/2029)	1,510,000	1,503,500
3.50%, 07/01/2050 (Callable 07/01/2029)	50,000	49,467
5.75%, 07/01/2053 (Callable 01/01/2033)	3,080,000	3,267,624
Plymouth Intermediate District No. 287, 4.00%, 02/01/2028 (Callable 02/01/2027)	350,000	356,178
Sauk Centre Public Utilities Commission Electric Revenue, 4.25%, 12/01/2044 (Callable 12/01/2034)	825,000	823,518
St Paul Port Authority, 4.75%, 10/01/2043 (Callable 10/01/2033)	1,000,000	1,018,934
State of Minnesota, 5.00%, 08/01/2038 (Callable 08/01/2029)	2,210,000	2,351,908
Willmar Independent School District No 347, 3.00%, 02/01/2036 (Callable 02/01/2032)	3,085,000	2,915,631
Zumbro Education District
4.00%, 02/01/2029	350,000	345,451
4.00%, 02/01/2038 (Callable 02/01/2031)	385,000	355,322
		49,777,251
Mississippi - 1.9%
Biloxi Public School District, 5.00%, 04/01/2026	500,000	509,342
City of Gluckstadt MS
6.00%, 06/01/2025	100,000	100,745
6.00%, 06/01/2027	285,000	295,773
6.00%, 06/01/2029 (Callable 06/01/2028)	370,000	389,219
6.00%, 06/01/2031 (Callable 06/01/2028)	405,000	425,589
6.00%, 06/01/2032 (Callable 06/01/2028)	100,000	104,963
5.00%, 06/01/2034 (Callable 06/01/2028)	100,000	102,328
5.00%, 06/01/2035 (Callable 06/01/2028)	490,000	500,573
City of Gulfport MS, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	503,290

The accompanying notes are an integral part of these financial statements.

235

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
City of Louisville MS
4.50%, 09/01/2033 (Callable 09/01/2029)	$280,000	$285,466
4.50%, 09/01/2034 (Callable 09/01/2029)	300,000	305,146
City of Pearl MS
5.50%, 09/01/2028	310,000	329,461
5.50%, 09/01/2029	325,000	349,846
City of Ridgeland MS
3.00%, 10/01/2025	1,000,000	992,999
3.00%, 10/01/2026	1,100,000	1,078,952
3.00%, 10/01/2028 (Callable 10/01/2027)	690,000	658,712
County of Hinds MS, 4.63%, 09/01/2054 (Callable 09/01/2029)(b)	4,000,000	3,957,598
County of Warren MS
6.00%, 09/01/2042 (Callable 09/01/2033)	610,000	701,460
6.00%, 09/01/2043 (Callable 09/01/2033)	550,000	630,135
6.00%, 09/01/2048 (Callable 09/01/2033)	3,000,000	3,382,616
6.00%, 09/01/2053 (Callable 09/01/2033)	2,070,000	2,310,360
Jackson County Utility Authority, 5.00%, 09/01/2029 (Callable 09/01/2025)	1,100,000	1,108,372
Medical Center Educational Building Corp.
5.00%, 06/01/2042 (Callable 06/01/2027)	500,000	509,597
4.00%, 06/01/2048 (Callable 06/01/2033)	1,500,000	1,433,302
Mississippi Business Finance Corp., 3.20%, 09/01/2028 (Callable 02/03/2025)	2,100,000	2,079,447
Mississippi Development Bank
5.00%, 05/01/2027	250,000	259,696
5.00%, 11/01/2027	560,000	559,308
4.00%, 03/01/2028	75,000	74,006
5.00%, 05/01/2028	500,000	525,946
5.00%, 05/01/2029	200,000	213,220
5.00%, 09/01/2029	1,900,000	1,895,964
5.00%, 09/01/2030	1,130,000	1,121,557
5.25%, 03/01/2034 (Callable 03/01/2028)	490,000	501,067
4.00%, 07/01/2034 (Callable 07/01/2031)	285,000	283,553
5.00%, 11/01/2034 (Callable 11/01/2027)	2,000,000	2,055,848
5.00%, 05/01/2035 (Callable 05/01/2029)	200,000	211,508

	Par	Value
4.00%, 07/01/2035 (Callable 07/01/2031)	$405,000	$401,444
4.00%, 03/01/2036 (Callable 03/01/2028)	300,000	299,229
5.00%, 05/01/2036 (Callable 05/01/2029)	360,000	379,936
4.00%, 07/01/2036 (Callable 07/01/2031)	250,000	247,844
5.50%, 03/01/2038 (Callable 03/01/2029)	265,000	280,559
4.00%, 07/01/2038 (Callable 07/01/2031)	245,000	241,679
4.00%, 04/01/2039 (Callable 04/01/2033)	1,345,000	1,336,076
4.00%, 07/01/2039 (Callable 07/01/2031)	390,000	382,786
5.00%, 06/01/2041 (Callable 06/01/2034)	340,000	368,709
5.00%, 04/01/2042 (Callable 04/01/2034)	475,000	514,458
5.25%, 03/01/2045 (Callable 03/01/2028)	1,345,000	1,349,786
5.00%, 03/01/2048 (Callable 03/01/2029)	1,570,000	1,602,053
5.00%, 05/01/2049 (Callable 05/01/2033)	2,935,000	3,051,663
5.00%, 05/01/2049 (Callable 05/01/2034)	3,000,000	3,137,879
5.00%, 05/01/2052 (Callable 05/01/2034)	3,175,000	3,310,442
Mississippi Home Corp.
3.38%, 12/01/2034 (Callable 06/01/2028)	3,000,000	2,824,022
4.38%, 12/01/2044 (Callable 12/01/2032)	2,000,000	1,976,124
4.80%, 12/01/2049 (Callable 06/01/2033)	6,030,000	6,018,041
Mississippi Hospital Equipment & Facilities Authority, 5.00%, 10/01/2034 (Callable 10/01/2029)	725,000	767,187
Natchez-Adams School District, 5.00%, 02/01/2030	645,000	689,464
Pearl River Community College District
4.00%, 06/01/2037 (Callable 06/01/2031)	2,590,000	2,547,216
4.13%, 06/01/2039 (Callable 06/01/2031)	160,000	154,997
State of Mississippi
4.00%, 10/01/2045 (Callable 10/01/2034)	1,000,000	957,158
5.00%, 10/01/2049 (Callable 10/01/2034)	1,500,000	1,594,651

The accompanying notes are an integral part of these financial statements.

236

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - (Continued)
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2034 (Callable 10/15/2025)	$1,000,000	$1,007,503
5.00%, 10/15/2035 (Callable 10/15/2028)	4,000,000	4,150,408
5.00%, 10/15/2035 (Callable 10/15/2025)	950,000	956,343
Sunflower County Consolidated School District, 4.00%, 06/01/2042 (Callable 06/01/2032)	1,620,000	1,562,721
University of Mississippi Educational Building Corp.
5.00%, 10/01/2047 (Callable 10/01/2032)	800,000	842,162
4.50%, 10/01/2052 (Callable 10/01/2032)	1,000,000	1,007,502
Vicksburg Warren School District, 5.00%, 03/01/2029	150,000	155,625
		74,862,631
Missouri - 2.9%
Boonville School District No R-1/MO, 5.00%, 03/01/2041 (Callable 03/01/2029)	1,280,000	1,333,291
Caldwell County School District No R-II Hamilton, 5.00%, 04/15/2038 (Callable 04/15/2026)	820,000	825,975
Callaway County School District No R-III New Bloomfield, 5.00%, 03/01/2039 (Callable 03/01/2029)	1,050,000	1,097,768
Carl Junction R-I School District/MO
5.00%, 03/01/2036 (Callable 03/01/2029)	1,625,000	1,717,535
5.00%, 03/01/2037 (Callable 03/01/2029)	1,700,000	1,792,761
5.00%, 03/01/2040 (Callable 03/01/2032)	1,500,000	1,606,777
5.00%, 03/01/2041 (Callable 03/01/2032)	1,975,000	2,108,006
5.00%, 03/01/2043 (Callable 03/01/2032)	1,175,000	1,247,437
Center School District No 58/MO, 4.00%, 04/15/2031 (Callable 04/15/2027)	170,000	172,238
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	11,100,000	11,125,294
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	425,000	447,331

	Par	Value
Cole County Reorganized School District No 2
5.00%, 03/01/2039 (Callable 03/01/2029)	$700,000	$732,706
5.00%, 03/01/2042 (Callable 03/01/2029)	1,275,000	1,324,108
5.00%, 03/01/2043 (Callable 03/01/2029)	600,000	621,711
5.00%, 03/01/2044 (Callable 03/01/2029)	900,000	930,824
Fort Zumwalt School District, 5.25%, 03/01/2042 (Callable 03/01/2030)	1,730,000	1,839,085
Health & Educational Facilities Authority of the State of Missouri
5.00%, 09/01/2025	680,000	682,478
5.00%, 09/01/2026	410,000	412,438
5.00%, 09/01/2027	280,000	283,553
5.00%, 11/15/2027 (Callable 11/15/2025)	585,000	591,347
5.00%, 02/01/2034 (Callable 01/23/2025)	950,000	983,611
5.00%, 02/15/2035 (Callable 02/15/2029)	615,000	642,719
5.00%, 11/15/2035 (Callable 11/15/2025)	1,950,000	1,963,493
5.00%, 02/15/2036 (Callable 02/15/2029)	425,000	443,281
Jackson County School District No R-IV Blue Springs
6.00%, 03/01/2038 (Callable 03/01/2029)	1,005,000	1,119,014
5.50%, 03/01/2044 (Callable 03/01/2034)	2,280,000	2,583,813
Jefferson County Consolidated School District No 6/MO, 3.00%, 03/01/2034 (Callable 03/01/2028)	700,000	654,503
Kansas City Industrial Development Authority, 4.00%, 03/01/2035 (Callable 03/01/2030)	455,000	455,736
Lindbergh School District, 5.50%, 03/01/2038 (Callable 03/01/2032)	2,000,000	2,261,528
Marshall School District/MO
5.00%, 03/01/2036 (Callable 03/01/2033)	745,000	811,064
5.00%, 03/01/2037 (Callable 03/01/2033)	840,000	911,502
Meramec Valley School District No R-III, 3.00%, 03/01/2037 (Callable 03/01/2028)	360,000	323,865
Missouri Housing Development Commission
3.25%, 11/01/2052 (Callable 11/01/2030)	3,570,000	3,503,239

The accompanying notes are an integral part of these financial statements.

237

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Missouri - (Continued)
5.50%, 05/01/2055 (Callable 05/01/2033)	$3,650,000	$3,895,873
6.00%, 05/01/2055 (Callable 05/01/2033)	5,250,000	5,776,180
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2033	830,000	928,175
5.00%, 06/01/2033	785,000	880,295
5.00%, 06/01/2033	300,000	326,718
5.00%, 06/01/2034	825,000	929,860
5.00%, 12/01/2040 (Callable 06/01/2026)	1,040,000	1,053,045
Missouri Public Utilities Commission, 4.00%, 05/01/2026 (Callable 01/01/2026)	9,000,000	9,036,284
Missouri Southern State University
4.00%, 10/01/2035 (Callable 10/01/2029)	100,000	100,946
4.00%, 10/01/2036 (Callable 10/01/2029)	110,000	111,239
4.00%, 10/01/2039 (Callable 10/01/2029)	110,000	109,311
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033 (Callable 06/12/2027)	5,000,000	4,430,008
Montgomery County School District No R-II, 5.00%, 03/01/2041 (Callable 03/01/2029)	875,000	923,130
Normandy Schools Collaborative
3.00%, 03/01/2036 (Callable 03/01/2028)	1,525,000	1,383,555
3.00%, 03/01/2037 (Callable 03/01/2028)	1,325,000	1,182,917
North Callaway County School District No R-1
5.00%, 03/01/2038 (Callable 03/01/2029)	1,200,000	1,262,630
5.00%, 03/01/2039 (Callable 03/01/2029)	1,225,000	1,283,630
5.00%, 03/01/2040 (Callable 03/01/2029)	1,200,000	1,253,693
5.00%, 03/01/2041 (Callable 03/01/2029)	1,500,000	1,563,009
5.00%, 03/01/2042 (Callable 03/01/2029)	1,500,000	1,559,500
5.00%, 03/01/2043 (Callable 03/01/2029)	800,000	830,177
5.00%, 03/01/2044 (Callable 03/01/2029)	875,000	906,308
Northwest Missouri State University
5.00%, 06/01/2027	560,000	577,892
5.00%, 06/01/2028	1,595,000	1,664,478

	Par	Value
5.00%, 06/01/2029	$500,000	$526,275
Pattonville R-3 School District, 5.25%, 03/01/2042 (Callable 03/01/2031)	2,000,000	2,160,103
Riverview Gardens School District
5.50%, 04/01/2038 (Callable 04/01/2032)	825,000	903,796
5.50%, 04/01/2040 (Callable 04/01/2032)	1,250,000	1,358,808
6.00%, 04/01/2042 (Callable 04/01/2032)	650,000	722,401
6.00%, 04/01/2044 (Callable 04/01/2032)	550,000	608,503
St Charles County Public Water Supply District No 2, 5.25%, 12/01/2046 (Callable 12/01/2033)	2,500,000	2,718,871
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2028 (Callable 12/01/2026)	4,000,000	4,064,850
3.88%, 10/01/2035 (Callable 10/01/2029)	245,000	220,520
5.00%, 04/01/2038 (Callable 04/01/2027)	1,540,000	1,572,708
St Louis Municipal Finance Corp.
4.00%, 02/15/2029 (Callable 02/15/2026)	2,165,000	2,175,519
5.00%, 10/01/2045 (Callable 10/01/2030)	1,330,000	1,371,938
University City Industrial Development Authority, 4.88%, 06/15/2036 (Callable 06/15/2033)	2,165,000	2,182,724
Valley Park School District
5.50%, 03/01/2040 (Callable 03/01/2032)	500,000	551,769
5.50%, 03/01/2041 (Callable 03/01/2032)	1,235,000	1,351,576
5.50%, 03/01/2042 (Callable 03/01/2032)	1,135,000	1,239,268
5.50%, 03/01/2044 (Callable 03/01/2032)	1,175,000	1,272,797
		114,521,310
Montana - 0.5%
City of Billings MT
5.00%, 07/01/2031	300,000	323,572
5.00%, 07/01/2032	300,000	325,959
5.00%, 07/01/2033	325,000	355,158
5.00%, 07/01/2034 (Callable 07/01/2033)	215,000	233,994
City of Forsyth MT
3.88%, 07/01/2028 (Callable 04/02/2028)	1,200,000	1,212,216
3.88%, 10/01/2032	2,750,000	2,739,828

The accompanying notes are an integral part of these financial statements.

238

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Montana - (Continued)
Judith Basin County K-12 School District No 12 Stanford
5.00%, 07/01/2041 (Callable 07/01/2033)	$465,000	$503,850
5.00%, 07/01/2043 (Callable 07/01/2033)	300,000	322,703
5.25%, 07/01/2048 (Callable 07/01/2033)	450,000	485,952
Montana Board of Housing
3.60%, 12/01/2030 (Callable 01/23/2025)	275,000	273,351
3.75%, 12/01/2038 (Callable 12/01/2027)	285,000	270,117
4.00%, 06/01/2049 (Callable 12/01/2027)	510,000	509,680
4.60%, 12/01/2049 (Callable 06/01/2033)	2,500,000	2,495,475
3.00%, 06/01/2052 (Callable 06/01/2031)	1,680,000	1,638,080
6.00%, 12/01/2053 (Callable 12/01/2032)	2,110,000	2,258,832
4.65%, 06/01/2054 (Callable 06/01/2033)	2,000,000	1,998,959
6.25%, 06/01/2054 (Callable 12/01/2032)	1,700,000	1,839,253
Montana Facility Finance Authority
5.00%, 06/01/2026 (Callable 02/03/2025)	765,000	765,726
5.00%, 06/01/2029 (Callable 02/03/2025)	715,000	715,644
5.00%, 06/01/2033 (Callable 06/01/2028)	310,000	323,156
4.00%, 01/01/2037 (Callable 01/01/2030)	700,000	704,792
Yellowstone and Carbon Counties School District No 7-70 Laurel, 5.00%, 07/01/2027	740,000	773,896
		21,070,193
Nebraska - 0.5%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	7,200,000	7,570,305
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)	3,000,000	2,361,810
County of Douglas NE, 5.00%, 07/01/2036 (Callable 07/01/2027)	200,000	206,648
Cozad City School District, 4.00%, 06/15/2037 (Callable 05/17/2027)	500,000	501,171

	Par	Value
Douglas County Hospital Authority No 2, 5.00%, 05/15/2029 (Callable 02/03/2025)	$2,125,000	$2,125,714
Nebraska Investment Finance Authority
3.50%, 09/01/2036 (Callable 03/01/2025)	275,000	261,210
3.50%, 09/01/2046 (Callable 03/01/2025)	50,000	49,756
5.50%, 03/01/2052 (Callable 03/01/2032)	4,315,000	4,523,241
Omaha Airport Authority, 5.00%, 12/15/2028 (Callable 12/15/2026)(c)	550,000	562,955
Village of Boys Town NE, 3.00%, 09/01/2028	2,125,000	2,098,526
		20,261,336
Nevada - 0.6%
Carson City NV
5.00%, 09/01/2031 (Callable 09/01/2027)	505,000	520,042
5.00%, 09/01/2033 (Callable 09/01/2027)	1,520,000	1,562,116
Clark County School District, 5.00%, 06/15/2032 (Callable 06/15/2027)	450,000	469,436
County of Clark NV, 3.75%, 01/01/2036(a)	1,500,000	1,495,129
County of Washoe NV
3.63%, 03/01/2036(a)	4,015,000	4,019,477
3.63%, 03/01/2036(a)	1,000,000	1,001,115
Las Vegas Redevelopment Agency
5.00%, 06/15/2027 (Callable 06/15/2026)	1,210,000	1,227,748
5.00%, 06/15/2029 (Callable 06/15/2026)	200,000	202,385
3.00%, 06/15/2032 (Callable 06/15/2026)	1,000,000	888,932
Las Vegas Valley Water District, 3.25%, 06/01/2036 (Callable 06/01/2028)	2,600,000	2,443,847
Nevada Housing Division
4.00%, 04/01/2049 (Callable 10/01/2028)	910,000	910,750
7.50%, 04/01/2049 (Callable 10/01/2033)	2,000,000	2,484,863
4.00%, 10/01/2049 (Callable 10/01/2028)	185,000	185,257
Nevada Rural Housing Authority, 6.00%, 11/01/2055 (Callable 05/01/2033)	3,400,000	3,732,103
State of Nevada Department of Business & Industry, 8.13%, 01/01/2050 (Callable 01/13/2025)(c)	4,000,000	4,112,981
		25,256,181

The accompanying notes are an integral part of these financial statements.

239

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Hampshire - 0.9%
New Hampshire Business Finance Authority
5.25%, 12/01/2035 (Callable 12/01/2025)(b)	$6,450,000	$6,384,224
5.38%, 12/15/2035 (Callable 06/15/2026)(b)	10,500,000	10,529,161
4.00%, 10/20/2036	2,911,435	2,806,605
4.00%, 12/01/2040 (Callable 06/01/2033)	630,000	630,740
4.16%, 10/20/2041	1,995,145	1,886,809
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2032 (Callable 10/01/2027)	275,000	285,311
3.30%, 06/01/2038 (Callable 05/01/2027)(a)	6,750,000	6,754,302
New Hampshire Housing Finance Authority, 6.00%, 01/01/2055 (Callable 07/01/2032)	4,995,000	5,333,336
		34,610,488
New Jersey - 2.5%
Atlantic City Board of Education, 3.40%, 08/15/2027(b)	3,293,000	3,283,370
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	3,000,000	3,053,022
County of Bergen NJ, 1.00%, 03/01/2025	2,280,000	2,269,770
Gloucester County Improvement Authority
4.00%, 02/27/2025 (Callable 02/03/2025)	2,450,000	2,450,499
5.00%, 07/01/2044 (Callable 01/01/2032)	855,000	913,475
5.00%, 07/01/2049 (Callable 01/01/2032)	4,000,000	4,244,620
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	4,550,000	4,570,738
Madison Borough Board of Education
1.00%, 08/15/2026	2,852,000	2,739,633
1.00%, 08/15/2027	2,850,000	2,664,504
New Jersey Economic Development Authority, 3.13%, 07/01/2029 (Callable 07/01/2027)	90,000	85,943
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2025(c)	1,850,000	1,870,902
5.00%, 12/01/2027(c)	375,000	387,576
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	1,715,000	1,731,877

	Par	Value
4.75%, 10/01/2050 (Callable 04/01/2028)	$190,000	$192,773
5.00%, 10/01/2053 (Callable 04/01/2031)	2,215,000	2,279,029
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(d)	6,410,000	6,010,563
0.00%, 12/15/2027(d)	3,015,000	2,737,226
0.00%, 12/15/2027(d)	1,360,000	1,235,779
0.00%, 12/15/2027(d)	820,000	743,373
5.00%, 06/15/2029 (Callable 06/15/2026)	1,465,000	1,494,885
0.00%, 12/15/2029(d)	12,590,000	10,636,703
5.00%, 06/15/2033	12,500,000	14,061,701
4.00%, 06/15/2035 (Callable 12/15/2030)	1,455,000	1,474,965
4.00%, 12/15/2037 (Callable 12/15/2028)	500,000	501,928
0.00%, 12/15/2038(d)	5,145,000	2,951,013
5.00%, 06/15/2044 (Callable 01/15/2025)	370,000	370,208
New Jersey Turnpike Authority
5.00%, 01/01/2027	2,500,000	2,600,454
5.00%, 01/01/2028	8,000,000	8,474,224
5.00%, 01/01/2045 (Callable 01/01/2034)	5,515,000	6,048,727
Newark Housing Authority, 5.00%, 01/01/2032	525,000	555,804
South Jersey Port Corp., 5.00%, 01/01/2025(c)	1,500,000	1,500,000
South Jersey Transportation Authority, 5.00%, 11/01/2041 (Callable 11/01/2030)	2,350,000	2,506,453
Township of Clark NJ, 2.50%, 10/01/2031 (Callable 10/01/2026)	500,000	449,690
		97,091,427
New Mexico - 0.6%
City of Albuquerque NM Gross Receipts Tax Revenue, 5.00%, 07/01/2037 (Callable 07/01/2033)	760,000	843,908
City of Farmington NM, 3.88%, 06/01/2040(a)	1,500,000	1,515,242
Loving Municipal School District No 10
5.00%, 09/15/2025	500,000	506,477
5.00%, 09/15/2026	500,000	514,768
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029)(b)(c)	2,500,000	2,532,706
New Mexico Institute of Mining & Technology
4.00%, 12/01/2028	300,000	305,876
4.00%, 12/01/2029	335,000	341,271

The accompanying notes are an integral part of these financial statements.

240

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Mexico - (Continued)
New Mexico Mortgage Finance Authority
3.50%, 09/01/2041 (Callable 03/01/2026)	$460,000	$418,227
5.00%, 02/01/2042 (Callable 02/03/2025)(a)	2,458,000	2,460,944
5.00%, 02/01/2042 (Callable 04/01/2025)(a)	2,000,000	2,007,202
3.70%, 09/01/2042 (Callable 03/01/2027)	1,485,000	1,356,257
3.60%, 07/01/2044 (Callable 07/01/2028)	935,000	834,641
4.60%, 09/01/2049 (Callable 03/01/2033)	1,965,000	1,954,093
3.50%, 07/01/2050 (Callable 01/01/2029)	530,000	525,578
2.80%, 09/01/2052 (Callable 03/01/2031)	3,945,000	2,674,959
5.25%, 03/01/2053 (Callable 03/01/2032)	3,055,000	3,196,087
New Mexico State University, 4.00%, 04/01/2035 (Callable 04/01/2027)	520,000	522,540
Silver City Consolidated School District No 1, 6.00%, 08/01/2036 (Callable 08/01/2034)	420,000	493,837
Village of Los Ranchos de Albuquerque NM
4.00%, 09/01/2025	150,000	150,442
5.00%, 09/01/2026	150,000	153,565
5.00%, 09/01/2030	125,000	134,477
		23,443,097
New York - 2.3%
Albany County Airport Authority, 5.00%, 12/15/2025(c)	1,000,000	1,014,137
Albany County Capital Resource Corp., 3.10%, 07/01/2030	755,000	699,894
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	4,350,000	4,350,098
BluePath TE Trust, 2.75%, 09/01/2026 (Callable 02/03/2025)(b)	1,149,500	1,143,525
City of Long Beach NY, 5.25%, 07/15/2042 (Callable 07/15/2030)	1,800,000	1,918,070
City of Mount Vernon NY, 5.50%, 05/30/2025(b)	2,000,000	2,005,878
City of New York NY, 5.25%, 10/01/2043 (Callable 10/01/2032)	1,200,000	1,313,798

	Par	Value
Dutchess County Local Development Corp., 5.00%, 07/01/2027 (Callable 07/01/2026)	$2,125,000	$2,160,520
Huntington Local Development Corp., 4.00%, 07/01/2027	895,000	869,654
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	4,941,980	5,111,038
New York City Housing Development Corp.
1.80%, 11/01/2031 (Callable 02/01/2029)	1,610,000	1,341,930
2.25%, 11/01/2041 (Callable 05/01/2029)	2,000,000	1,439,679
3.40%, 11/01/2062 (Callable 05/01/2025)(a)	6,280,000	6,267,857
3.40%, 11/01/2064 (Callable 12/01/2027)(a)	4,750,000	4,670,780
New York City Transitional Finance Authority, 5.00%, 08/01/2034 (Callable 08/01/2026)	650,000	665,252
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,349,121
4.00%, 11/01/2038 (Callable 05/01/2031)	1,055,000	1,067,647
4.00%, 05/01/2039 (Callable 11/01/2030)	1,000,000	1,005,078
5.00%, 02/01/2041 (Callable 02/03/2025)	5,000,000	5,004,981
5.50%, 11/01/2045 (Callable 11/01/2032)	545,000	605,735
New York State Dormitory Authority
5.00%, 05/01/2026	1,250,000	1,272,544
5.25%, 05/01/2027	175,000	181,748
5.25%, 05/01/2028	200,000	210,502
5.00%, 05/01/2029	1,530,000	1,612,603
5.25%, 05/01/2029	225,000	239,382
5.00%, 02/15/2031 (Callable 08/15/2027)	730,000	763,781
5.00%, 03/15/2040 (Callable 03/15/2029)	3,275,000	3,443,698
5.00%, 03/15/2041 (Callable 03/15/2029)	2,965,000	3,111,654
5.00%, 02/15/2042 (Callable 08/15/2027)	6,000,000	6,195,153
5.00%, 02/15/2048 (Callable 02/15/2030)	1,925,000	2,007,280
New York State Housing Finance Agency
5.00%, 12/15/2049 (Callable 12/15/2031)	1,000,000	1,048,870
3.95%, 11/01/2050 (Callable 11/01/2032)(a)	2,200,000	2,175,004

The accompanying notes are an integral part of these financial statements.

241

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New York - (Continued)
3.35%, 06/15/2054 (Callable 04/15/2027)(a)	$1,500,000	$1,492,496
0.65%, 11/01/2056 (Callable 01/23/2025)(a)	2,135,000	2,077,823
1.00%, 11/01/2061 (Callable 01/23/2025)(a)	950,000	894,305
3.60%, 11/01/2062 (Callable 06/01/2025)(a)	2,305,000	2,305,957
New York Transportation Development Corp.
5.00%, 12/01/2031 (Callable 12/01/2030)	1,250,000	1,349,582
5.50%, 06/30/2038 (Callable 06/30/2031)(c)	2,650,000	2,861,062
5.50%, 06/30/2041 (Callable 06/30/2031)(c)	1,700,000	1,815,680
Onondaga Civic Development Corp.
3.38%, 10/01/2026 (Callable 10/01/2025)	75,000	71,748
5.00%, 10/01/2040 (Callable 10/01/2025)	240,000	208,970
Port Authority of New York & New Jersey, 3.00%, 10/01/2028(c)	5,000,000	4,825,047
St Lawrence County Industrial Development Agency, 5.00%, 07/01/2034 (Callable 07/01/2026)	345,000	351,567
Town of Indian Lake NY, 4.75%, 05/08/2025	4,500,000	4,516,560
Westchester County Local Development Corp., 5.75%, 11/01/2048 (Callable 11/01/2033)	1,300,000	1,443,776
		90,481,464
North Carolina - 1.1%
Cape Fear Public Utility Authority, 4.00%, 08/01/2032 (Callable 08/01/2026)	2,625,000	2,639,996
Charlotte-Mecklenburg Hospital Authority, 5.00%, 01/15/2050(a)	1,980,000	2,107,007
City of Monroe NC Enterprise System Revenue, 5.00%, 03/01/2043 (Callable 03/01/2027)	305,000	308,760
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,250,000	1,292,158
Inlivian
4.00%, 04/01/2025 (Callable 02/03/2025)	7,500,000	7,501,538
5.00%, 06/01/2043 (Callable 12/01/2025)(a)	9,000,000	9,130,412

	Par	Value
North Carolina Housing Finance Agency
4.20%, 07/01/2040 (Callable 07/01/2032)	$1,990,000	$1,951,003
4.00%, 07/01/2047 (Callable 01/01/2027)	200,000	199,859
3.75%, 07/01/2052 (Callable 01/01/2031)	3,140,000	3,128,060
5.75%, 01/01/2054 (Callable 07/01/2032)	1,965,000	2,080,512
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	1,090,000	1,112,940
North Carolina Turnpike Authority, 4.00%, 01/01/2041 (Callable 01/01/2029)	1,105,000	1,087,180
Raleigh Housing Authority, 5.00%, 10/01/2026(a)	3,500,000	3,538,443
Town of Morehead City NC, 4.05%, 01/01/2028(a)	3,500,000	3,536,783
University of North Carolina at Chapel Hill, 3.58% (SOFR + 0.65%), 12/01/2041 (Callable 01/23/2025)	5,000,000	4,997,099
		44,611,750
North Dakota - 1.1%
City of Fargo ND
5.00%, 12/01/2039 (Callable 12/01/2034)	715,000	783,982
5.00%, 12/01/2040 (Callable 12/01/2034)	1,220,000	1,326,235
5.00%, 12/01/2041 (Callable 12/01/2034)	970,000	1,049,635
City of Horace ND
5.00%, 05/01/2026	450,000	457,729
4.85%, 08/01/2026 (Callable 08/01/2025)	1,000,000	1,000,058
3.00%, 05/01/2029 (Callable 05/01/2027)	430,000	395,178
3.00%, 05/01/2030 (Callable 05/01/2027)	425,000	383,896
3.00%, 05/01/2031 (Callable 05/01/2027)	380,000	337,483
5.00%, 05/01/2031	555,000	586,217
5.00%, 05/01/2032	585,000	620,995
5.00%, 05/01/2033 (Callable 05/01/2031)	630,000	664,329
5.25%, 05/01/2035 (Callable 05/01/2032)	3,300,000	3,445,539
3.00%, 05/01/2037 (Callable 05/01/2026)	2,495,000	1,977,610
5.00%, 05/01/2038 (Callable 05/01/2031)	2,645,000	2,748,036
4.75%, 05/01/2044 (Callable 05/01/2033)	1,500,000	1,505,864

The accompanying notes are an integral part of these financial statements.

242

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
North Dakota - (Continued)
5.00%, 05/01/2048 (Callable 05/01/2031)	$250,000	$252,966
6.00%, 05/01/2049 (Callable 05/01/2032)	3,000,000	3,158,775
City of Mayville ND
3.75%, 08/01/2025 (Callable 02/03/2025)	765,000	756,942
5.25%, 05/01/2038 (Callable 05/01/2031)	2,000,000	2,047,111
City of Williston ND, 5.00%, 05/01/2028 (Callable 02/03/2025)	480,000	467,969
North Dakota Housing Finance Agency
3.15%, 07/01/2026	1,120,000	1,113,365
3.00%, 07/01/2034 (Callable 07/01/2028)	90,000	82,094
4.30%, 07/01/2039 (Callable 07/01/2033)	2,900,000	2,902,377
3.65%, 07/01/2042 (Callable 01/01/2032)	500,000	458,756
5.00%, 07/01/2042 (Callable 07/01/2033)	1,500,000	1,579,190
3.50%, 07/01/2046 (Callable 01/01/2026)	270,000	268,453
4.00%, 01/01/2050 (Callable 07/01/2028)	705,000	706,829
5.75%, 01/01/2054 (Callable 07/01/2032)	3,835,000	4,061,351
North Dakota Public Finance Authority, 5.25%, 06/01/2030 (Callable 06/01/2025)	1,590,000	1,602,000
State Board of Higher Education of the State of North Dakota
5.00%, 04/01/2028	100,000	105,196
4.00%, 04/01/2037 (Callable 04/01/2029)	400,000	401,044
Williston Basin School District No 7
5.00%, 08/01/2037 (Callable 08/01/2032)	1,905,000	2,075,466
4.00%, 08/01/2041 (Callable 08/01/2032)	2,250,000	2,176,607
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 01/21/2025)	860,000	858,784
		42,358,061
Ohio - 3.2%
Akron Bath Copley Joint Township Hospital District
5.00%, 11/15/2026	600,000	620,034
5.00%, 11/15/2032 (Callable 11/15/2030)	1,545,000	1,629,638
American Municipal Power, Inc., 4.50%, 06/19/2025	2,000,000	2,007,151

	Par	Value
City of Akron OH Income Tax Revenue, 4.00%, 12/01/2032 (Callable 12/01/2029)	$5,000	$5,145
City of Kirtland OH, 4.50%, 04/17/2025	3,147,000	3,156,781
City of Lorain OH, 5.13%, 07/10/2025	1,232,000	1,241,291
City of Louisville OH, 4.38%, 06/25/2025	2,700,000	2,708,862
City of Middleburg Heights OH, 5.00%, 08/01/2033 (Callable 08/01/2031)	645,000	687,292
City of Middletown OH, 4.63%, 06/26/2025	2,550,000	2,560,780
City of North Olmsted OH, 5.00%, 06/25/2025	2,850,000	2,867,751
City of Parma Heights OH, 4.63%, 06/26/2025	925,000	928,999
City of Troy OH, 3.00%, 12/01/2041 (Callable 06/01/2025)	355,000	305,444
Cleveland-Cuyahoga County Port Authority
5.00%, 07/01/2034 (Callable 07/01/2031)	400,000	435,085
5.00%, 07/01/2036 (Callable 07/01/2031)	600,000	649,189
4.00%, 07/01/2038 (Callable 07/01/2031)	500,000	501,076
5.00%, 08/01/2039 (Callable 02/03/2025)	2,260,000	2,260,254
Columbus Metropolitan Housing Authority, 5.00%, 06/01/2034 (Callable 06/01/2031)	2,450,000	2,589,443
Columbus-Franklin County Finance Authority
2.00%, 11/15/2031	630,000	544,933
2.13%, 05/15/2034 (Callable 11/15/2031)	2,410,000	1,995,764
3.82%, 11/15/2036 (Callable 02/03/2025)	370,000	356,541
4.00%, 11/15/2038 (Callable 02/03/2025)	305,000	290,564
5.00%, 07/01/2045 (Callable 10/01/2026)(a)	500,000	512,885
4.00%, 05/15/2049 (Callable 05/15/2029)	2,105,000	1,976,081
Copley-Fairlawn City School District
5.00%, 12/01/2036 (Callable 06/01/2028)	375,000	394,267
5.00%, 12/01/2037 (Callable 06/01/2028)	300,000	314,137
5.00%, 12/01/2038 (Callable 06/01/2028)	260,000	271,569
5.00%, 12/01/2039 (Callable 06/01/2028)	430,000	448,937

The accompanying notes are an integral part of these financial statements.

243

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
5.00%, 12/01/2040 (Callable 06/01/2028)	$275,000	$286,314
County of Butler OH, 5.00%, 11/15/2031 (Callable 11/15/2027)	225,000	227,953
County of Hamilton OH, 5.00%, 09/15/2032 (Callable 03/15/2030)	695,000	721,111
County of Hamilton OH Sewer System Revenue
5.00%, 12/01/2030	1,250,000	1,388,460
5.00%, 12/01/2031	250,000	281,382
5.00%, 12/01/2032	450,000	511,679
County of Lorain OH
5.00%, 12/01/2031 (Callable 02/03/2025)	480,000	480,762
3.00%, 12/01/2036 (Callable 12/01/2025)	400,000	362,167
County of Medina OH, 3.00%, 12/01/2037 (Callable 06/01/2026)	545,000	490,790
County of Montgomery OH
5.00%, 09/01/2035 (Callable 09/01/2034)	650,000	707,031
5.00%, 09/01/2036 (Callable 09/01/2034)	650,000	704,336
4.00%, 08/01/2037 (Callable 02/01/2031)	400,000	398,185
5.00%, 08/01/2039 (Callable 02/01/2031)	825,000	871,812
5.00%, 09/01/2039 (Callable 09/01/2034)	1,050,000	1,122,193
5.25%, 09/01/2040 (Callable 09/01/2034)	1,000,000	1,086,038
5.25%, 09/01/2041 (Callable 09/01/2034)	985,000	1,064,996
5.25%, 09/01/2044 (Callable 09/01/2034)	1,000,000	1,069,129
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	2,930,000	3,249,907
Cuyahoga Metropolitan Housing Authority
4.00%, 06/01/2026(a)	3,012,000	3,014,253
4.75%, 12/01/2027(a)	2,280,000	2,304,787
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	3,000,000	2,946,623
Euclid City School District, 4.00%, 12/01/2037 (Callable 06/01/2027)	160,000	158,252
Euclid Public Library
5.00%, 12/01/2040 (Callable 06/01/2029)	1,060,000	1,113,190

	Par	Value
5.00%, 12/01/2045 (Callable 06/01/2029)	$625,000	$650,780
5.00%, 12/01/2049 (Callable 06/01/2029)	400,000	413,713
5.00%, 12/01/2053 (Callable 06/01/2029)	650,000	669,839
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	4,180,000	3,522,254
Franklin County Convention Facilities Authority, 5.00%, 12/01/2032 (Callable 12/01/2029)	500,000	538,769
Hillsdale Local School District, 4.00%, 12/01/2030 (Callable 06/01/2030)	600,000	619,723
Licking Heights Local School District, 6.40%, 12/01/2028	595,000	633,522
North Ridgeville City School District
5.00%, 12/01/2044 (Callable 06/01/2029)	1,000,000	1,043,678
5.00%, 12/01/2047 (Callable 06/01/2029)	1,300,000	1,350,425
5.25%, 12/01/2054 (Callable 06/01/2029)	2,925,000	3,066,497
Ohio Air Quality Development Authority
3.20%, 05/01/2026	2,750,000	2,726,066
3.25%, 09/01/2029	1,000,000	968,663
4.00%, 09/01/2030(a)	5,000,000	5,023,751
4.00%, 01/01/2034(a)	2,000,000	2,013,174
2.40%, 12/01/2038 (Callable 02/03/2025)(a)	2,865,000	2,647,540
Ohio Higher Educational Facility Commission
5.00%, 03/01/2025	545,000	545,086
5.00%, 05/01/2026	200,000	203,999
5.00%, 05/01/2027 (Callable 05/01/2026)	610,000	621,368
5.00%, 05/01/2028 (Callable 05/01/2026)	475,000	483,979
Ohio Housing Finance Agency
5.00%, 12/01/2026(a)	1,665,000	1,687,711
5.00%, 06/01/2027 (Callable 06/01/2026)(a)	2,400,000	2,452,007
6.00%, 03/01/2029	355,000	390,964
6.00%, 09/01/2029	485,000	539,634
6.00%, 03/01/2031	410,000	467,339
6.00%, 09/01/2031	215,000	247,142
3.20%, 09/01/2036 (Callable 09/01/2025)	585,000	528,852
2.90%, 09/01/2045 (Callable 03/01/2029)	3,010,000	2,253,389
4.00%, 03/01/2047 (Callable 09/01/2025)	200,000	199,775
7.00%, 03/01/2049 (Callable 09/01/2033)	800,000	949,483

The accompanying notes are an integral part of these financial statements.

244

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Ohio Turnpike & Infrastructure Commission
5.70%, 02/15/2034 (Callable 02/15/2031)	$2,350,000	$2,680,990
5.80%, 02/15/2036 (Callable 02/15/2031)	410,000	465,450
Ohio Water Development Authority Water Pollution Control Loan Fund, 2.35%, 12/01/2054 (Callable 02/03/2025)(a)	2,000,000	2,000,000
Port of Greater Cincinnati Development Authority
5.00%, 12/01/2030	235,000	254,134
5.00%, 12/01/2032	575,000	632,565
5.00%, 12/01/2033	400,000	441,096
5.00%, 12/01/2035 (Callable 06/01/2034)	440,000	488,545
5.00%, 12/01/2038 (Callable 06/01/2034)	355,000	386,591
5.00%, 12/01/2042 (Callable 06/01/2034)	470,000	504,449
5.00%, 12/01/2043 (Callable 06/01/2034)	250,000	266,658
5.00%, 12/01/2044 (Callable 06/01/2034)	545,000	579,778
4.38%, 12/01/2058 (Callable 06/01/2034)	1,000,000	1,004,863
Richmond Heights Local School District, 5.00%, 12/01/2038 (Callable 12/01/2028)	300,000	313,168
Stark County Library District/OH, 5.25%, 12/01/2049 (Callable 12/01/2033)	690,000	740,544
State of Ohio
5.00%, 11/15/2035 (Callable 11/15/2030)	605,000	624,731
5.00%, 12/31/2035 (Callable 06/30/2025)(c)	9,515,000	9,560,213
4.00%, 11/15/2036 (Callable 11/15/2030)	635,000	613,978
2.75%, 01/01/2052(a)	2,115,000	2,062,864
Summit County Development Finance Authority, 5.50%, 12/01/2043 (Callable 12/01/2033)	1,000,000	1,071,627
Tolles Career & Technical Center, 5.25%, 12/01/2049 (Callable 12/01/2031)	2,500,000	2,645,058
Township of Miami OH/Montgomery County, 3.00%, 12/01/2033 (Callable 12/01/2029)	80,000	75,959
Triway Local School District, 4.00%, 12/01/2038 (Callable 12/01/2028)	1,580,000	1,581,011

	Par	Value
Village of Bluffton OH
5.00%, 12/01/2026	$1,890,000	$1,945,464
5.00%, 12/01/2027	1,340,000	1,399,898
		126,619,999
Oklahoma - 1.6%
Caddo County Educational Facilities Authority
5.00%, 09/01/2031	1,025,000	1,078,338
5.00%, 09/01/2032	500,000	527,705
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)	6,095,000	6,846,212
Chouteau Educational Facilities Authority
4.00%, 09/01/2032	700,000	687,424
4.00%, 09/01/2034	240,000	233,339
Cleveland County Educational Facilities Authority, 5.00%, 06/01/2033	390,000	431,913
Cleveland County Home Loan Authority
4.45%, 07/01/2044 (Callable 07/01/2034)	700,000	693,727
4.60%, 07/01/2049 (Callable 07/01/2034)	500,000	497,477
4.70%, 07/01/2055 (Callable 07/01/2034)	1,000,000	1,002,951
Creek County Educational Facilities Authority, 5.00%, 09/01/2041 (Callable 09/01/2034)	1,885,000	2,041,231
Creek County Public Facilities Authority, 5.00%, 08/01/2041 (Callable 08/01/2032)	1,775,000	1,879,453
Garfield County Educational Facilities Authority, 5.00%, 09/01/2030 (Callable 09/01/2026)	3,165,000	3,230,445
Grand River Dam Authority, 5.00%, 06/01/2032 (Callable 12/01/2026)	2,210,000	2,275,232
McClain County Economic Development Authority
5.25%, 09/01/2037 (Callable 09/01/2034)	1,350,000	1,488,949
5.25%, 09/01/2038 (Callable 09/01/2034)	1,470,000	1,615,950
5.25%, 09/01/2039 (Callable 09/01/2034)	1,420,000	1,554,916
Muskogee Industrial Trust, 4.00%, 09/01/2033 (Callable 09/01/2029)	5,415,000	5,286,259
Oklahoma City Zoological Trust OK Sales Tax Revenue, 4.00%, 06/01/2036 (Callable 06/01/2031)	940,000	958,677

The accompanying notes are an integral part of these financial statements.

245

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oklahoma - (Continued)
Oklahoma County Finance Authority
5.00%, 10/01/2037 (Callable 10/01/2034)	$1,000,000	$1,114,861
5.00%, 10/01/2038 (Callable 10/01/2034)	1,000,000	1,105,979
5.00%, 10/01/2039 (Callable 10/01/2034)	1,000,000	1,095,111
5.00%, 10/01/2040 (Callable 10/01/2034)	1,500,000	1,632,575
5.00%, 10/01/2041 (Callable 10/01/2034)	2,000,000	2,163,559
Oklahoma Housing Finance Agency
3.50%, 03/01/2031	200,000	198,132
5.00%, 09/01/2031	360,000	389,892
5.00%, 09/01/2032	155,000	169,672
3.70%, 09/01/2033 (Callable 03/01/2031)	350,000	345,421
5.00%, 09/01/2033 (Callable 03/01/2033)	360,000	393,357
3.75%, 09/01/2034 (Callable 03/01/2031)	395,000	387,727
3.00%, 09/01/2039 (Callable 03/01/2028)	130,000	108,443
5.00%, 03/01/2052 (Callable 03/01/2031)	2,650,000	2,724,073
6.50%, 09/01/2054 (Callable 09/01/2032)	1,240,000	1,378,765
Oklahoma Turnpike Authority
5.00%, 01/01/2037 (Callable 01/01/2026)	400,000	406,599
4.50%, 01/01/2053 (Callable 01/01/2032)	3,000,000	3,058,470
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)	5,250,000	5,036,627
Pottawatomie County Facilities Authority, 4.00%, 09/01/2026	660,000	663,240
Tulsa County Independent School District No 3 Broken Arrow, 4.50%, 03/01/2025	2,800,000	2,805,426
Tulsa County Independent School District No 9 Union, 0.05%, 04/01/2026	1,000,000	959,402
University of Oklahoma
5.00%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,509,204
4.00%, 07/01/2034 (Callable 07/01/2026)	1,820,000	1,807,699
		61,784,432
Oregon - 1.0%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)	5,055,000	5,542,273

	Par	Value
City of Eugene OR Electric Utility System Revenue, 5.00%, 08/01/2049 (Callable 08/01/2034)	$1,250,000	$1,343,124
Clackamas Community College District, 5.00%, 06/15/2039 (Callable 06/15/2027)	500,000	516,694
County of Crook OR
0.00%, 06/01/2032(d)	1,045,000	1,032,107
0.00%, 06/01/2034 (Callable 06/01/2032)(d)	1,345,000	1,321,148
0.00%, 06/01/2035 (Callable 06/01/2032)(d)	1,510,000	1,478,779
Curry Health District
5.00%, 01/01/2029	555,000	581,407
5.00%, 01/01/2030	540,000	571,147
5.00%, 01/01/2031	625,000	667,135
Hillsboro School District No 1J, 5.00%, 06/15/2037 (Callable 06/15/2027)	2,000,000	2,070,583
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, 0.00%, 06/15/2031 (Callable 06/15/2029)(d)	110,000	85,031
Multnomah County School District No 40, 0.00%, 06/15/2035 (Callable 06/15/2033)(d)	1,000,000	657,861
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028)(a)	1,000,000	1,006,212
Oregon State Facilities Authority
5.00%, 10/01/2027	125,000	128,920
5.00%, 10/01/2032 (Callable 10/01/2026)	1,800,000	1,824,177
4.13%, 06/01/2052 (Callable 06/01/2032)	600,000	565,401
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(b)	10,250,000	10,116,946
Salem Hospital Facility Authority
5.00%, 05/15/2025	130,000	130,157
5.00%, 05/15/2026	135,000	135,692
5.00%, 05/15/2035 (Callable 05/15/2026)	500,000	507,693
State of Oregon Housing & Community Services Department
2.90%, 07/01/2043 (Callable 07/01/2027)	3,000,000	2,332,689
4.00%, 07/01/2051 (Callable 01/01/2031)	65,000	65,069
6.50%, 07/01/2054 (Callable 07/01/2032)	5,000,000	5,553,361
Umatilla County School District No. 6R, 5.00%, 06/15/2035 (Callable 06/15/2027)	540,000	561,631

The accompanying notes are an integral part of these financial statements.

246

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon - (Continued)
Washington County School District No 13 Banks
0.00%, 06/15/2030(d)	$485,000	$398,855
0.00%, 06/15/2031(d)	500,000	395,415
0.00%, 06/15/2032(d)	400,000	303,531
		39,893,038
Pennsylvania - 4.0%
Adams County General Authority
5.00%, 06/01/2054 (Callable 06/01/2032)	1,870,000	1,891,201
5.00%, 06/01/2059 (Callable 06/01/2032)	1,505,000	1,516,403
Allegheny County Higher Education Building Authority
5.00%, 09/01/2025	450,000	451,084
5.00%, 09/01/2026	400,000	397,704
5.00%, 09/01/2027	500,000	500,169
Allegheny County Sanitary Authority, 5.00%, 12/01/2043 (Callable 12/01/2032)	1,250,000	1,360,278
Allentown City School District, 5.00%, 06/01/2034 (Callable 06/01/2026)	1,710,000	1,741,375
Bloomsburg Area School District, 4.00%, 09/01/2030 (Callable 02/03/2025)	250,000	250,019
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475,000	473,828
5.00%, 07/01/2027	475,000	485,728
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)	2,050,000	2,083,125
5.00%, 08/01/2045 (Callable 02/03/2025)	750,000	711,538
Chester County School Authority
5.00%, 04/01/2037 (Callable 04/01/2031)	650,000	698,432
5.00%, 04/01/2038 (Callable 04/01/2031)	1,000,000	1,067,360
City of Erie Higher Education Building Authority
5.00%, 05/01/2031	175,000	181,691
4.00%, 05/01/2036 (Callable 05/01/2031)	575,000	539,339
City of Oil City PA
4.00%, 12/01/2031 (Callable 12/01/2029)	100,000	103,088
4.00%, 12/01/2035 (Callable 12/01/2029)	275,000	278,883

	Par	Value
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)	$3,250,000	$3,379,994
City of Philadelphia PA Airport Revenue, 5.00%, 07/01/2025(c)	3,000,000	3,021,928
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)	4,395,000	4,724,226
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,670,000	1,661,566
Dallas Area Municipal Authority, 5.00%, 05/01/2029 (Callable 01/23/2025)	2,855,000	2,854,986
Dauphin County General Authority, 5.00%, 06/01/2029 (Callable 06/01/2026)	690,000	703,762
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2025	225,000	226,888
Erie Parking Authority, 4.00%, 09/01/2038 (Callable 09/01/2030)	250,000	250,962
Hamburg Area School District
3.00%, 04/01/2034 (Callable 10/01/2026)	1,000,000	926,910
3.00%, 04/01/2036 (Callable 10/01/2026)	1,400,000	1,264,925
Indiana County Industrial Development Authority
5.00%, 05/01/2030	1,040,000	1,101,696
5.00%, 05/01/2032 (Callable 11/01/2031)	920,000	974,168
Lancaster County Convention Center Authority
4.00%, 05/01/2038 (Callable 05/01/2032)	1,645,000	1,676,088
4.38%, 05/01/2042 (Callable 05/01/2032)	1,000,000	1,014,112
Lancaster County Hospital Authority/PA
5.00%, 11/01/2037 (Callable 11/01/2029)	600,000	632,579
5.00%, 11/01/2040 (Callable 11/01/2029)	3,100,000	3,246,898
Latrobe Industrial Development Authority
5.00%, 03/01/2031	175,000	180,539
5.00%, 03/01/2032 (Callable 03/01/2031)	265,000	272,589
5.00%, 03/01/2033 (Callable 03/01/2031)	290,000	297,164
5.00%, 03/01/2034 (Callable 03/01/2031)	300,000	305,885
Lycoming County Authority, 4.75%, 11/01/2043(a)	1,200,000	1,205,331

The accompanying notes are an integral part of these financial statements.

247

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2037 (Callable 09/01/2028)	$1,000,000	$1,032,017
Montgomery County Industrial Development Authority/PA, 2.40%, 11/15/2029 (Callable 02/01/2025)(a)	1,550,000	1,550,000
Moon Area School District, 4.00%, 11/15/2043 (Callable 11/15/2032)	1,000,000	979,613
Old Forge School District, 4.00%, 05/01/2045 (Callable 05/01/2027)	530,000	507,583
Panther Valley School District, 4.00%, 10/15/2033 (Callable 10/15/2028)	185,000	187,553
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2030(c)	1,245,000	1,311,420
5.00%, 12/31/2030(c)	1,000,000	1,055,457
4.00%, 11/15/2034 (Callable 11/15/2027)	1,005,000	1,006,439
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2029	500,000	531,823
5.00%, 01/01/2029	100,000	106,365
5.00%, 01/01/2030	500,000	538,534
5.00%, 01/01/2030	155,000	166,946
5.00%, 01/01/2031	510,000	555,831
5.00%, 01/01/2031	160,000	174,378
5.00%, 01/01/2032	1,000,000	1,100,288
5.00%, 01/01/2033 (Callable 01/01/2032)	1,425,000	1,542,846
0.00%, 01/01/2034(d)	3,410,000	2,345,476
0.00%, 01/01/2034(d)	1,680,000	1,176,099
0.00%, 01/01/2039(d)	3,640,000	1,990,165
4.25%, 01/01/2050 (Callable 01/01/2032)	2,000,000	1,944,891
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2035 (Callable 05/01/2026)	4,350,000	4,382,017
5.00%, 07/01/2035 (Callable 07/01/2026)	300,000	285,988
5.00%, 08/15/2042 (Callable 08/15/2027)	1,350,000	1,384,645
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	45,000	44,865
4.00%, 10/01/2049 (Callable 10/01/2028)	480,000	479,630

	Par	Value
3.50%, 04/01/2051 (Callable 10/01/2029)	$1,740,000	$1,728,234
4.25%, 10/01/2052 (Callable 04/01/2032)	4,775,000	4,816,670
5.75%, 10/01/2053 (Callable 10/01/2032)	1,107,870	1,170,307
Pennsylvania Turnpike Commission
5.00%, 12/01/2032 (Callable 12/01/2027)	850,000	891,580
5.00%, 12/01/2032 (Callable 12/01/2027)	805,000	839,591
5.00%, 12/01/2035 (Callable 12/01/2027)	2,000,000	2,072,530
0.00%, 12/01/2037 (Callable 12/01/2035)(d)	615,000	588,136
4.75%, 12/01/2037 (Callable 12/01/2026)	600,000	610,269
5.00%, 12/01/2038 (Callable 12/01/2028)	2,480,000	2,613,785
2.75%, 12/01/2039 (Callable 02/03/2025)(a)	3,450,000	3,450,000
5.13%, 12/01/2040 (Callable 06/01/2029)	795,000	846,208
5.00%, 12/01/2044 (Callable 12/01/2029)	5,335,000	5,567,873
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, 5.25%, 12/01/2044 (Callable 12/01/2028)	500,000	524,790
Philadelphia Gas Works Co.
4.00%, 08/01/2039 (Callable 08/01/2030)	1,250,000	1,260,950
5.25%, 08/01/2041 (Callable 08/01/2034)	2,000,000	2,250,798
5.25%, 08/01/2043 (Callable 08/01/2034)	3,360,000	3,750,150
Plum Boro School District/PA
5.00%, 05/15/2042 (Callable 05/15/2030)	1,280,000	1,347,585
5.00%, 05/15/2043 (Callable 05/15/2030)	1,345,000	1,412,454
Ridley School District
4.00%, 09/15/2031 (Callable 03/15/2025)	830,000	830,192
4.00%, 11/15/2037 (Callable 11/15/2029)	325,000	325,348
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,062,042
5.00%, 11/15/2044 (Callable 05/15/2032)	1,000,000	1,062,042
5.00%, 11/15/2050 (Callable 05/15/2032)	2,595,000	2,701,924
5.00%, 11/15/2050 (Callable 05/15/2032)	885,000	923,735
School District of Philadelphia, 5.00%, 09/01/2032 (Callable 09/01/2025)	575,000	579,853

The accompanying notes are an integral part of these financial statements.

248

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00%, 12/15/2028 (Callable 12/15/2027)	$500,000	$526,078
5.00%, 02/01/2031	3,175,000	3,468,771
5.00%, 02/01/2034 (Callable 02/01/2032)	4,000,000	4,358,325
State Public School Building Authority
0.00%, 05/15/2027(d)	160,000	146,887
0.00%, 05/15/2030(d)	1,780,000	1,463,651
5.00%, 06/01/2033 (Callable 12/01/2026)	3,365,000	3,453,067
5.00%, 06/01/2034 (Callable 12/01/2026)	3,825,000	3,910,156
Steel Valley School District
5.00%, 11/01/2040 (Callable 11/01/2034)	765,000	823,407
5.00%, 11/01/2042 (Callable 11/01/2034)	730,000	778,439
Steelton-Highspire School District, 4.00%, 11/15/2032 (Callable 11/15/2029)	1,295,000	1,307,212
Township of Lower Paxton PA, 5.00%, 04/01/2049 (Callable 04/01/2032)	500,000	524,969
Township of Westtown PA
5.00%, 12/15/2042 (Callable 12/15/2029)	975,000	1,012,640
5.00%, 12/15/2048 (Callable 12/15/2029)	1,470,000	1,509,115
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	1,000,000	1,051,673
University Area Joint Authority
5.00%, 11/01/2037 (Callable 11/01/2029)	1,965,000	2,083,561
5.00%, 11/01/2038 (Callable 11/01/2029)	1,880,000	1,988,299
Upper Darby School District/PA
5.00%, 04/01/2042 (Callable 10/01/2031)	700,000	744,553
5.00%, 04/01/2043 (Callable 10/01/2031)	1,015,000	1,075,939
5.00%, 04/01/2044 (Callable 10/01/2031)	1,000,000	1,056,199
5.00%, 04/01/2049 (Callable 10/01/2031)	1,550,000	1,621,845
Upper Moreland Township School District, 5.00%, 10/01/2030 (Callable 04/01/2025)	250,000	251,088
Westmoreland County Industrial Development Authority/PA
5.00%, 07/01/2029	725,000	751,371

	Par	Value
5.00%, 07/01/2030	$825,000	$858,385
Wilson School District
5.00%, 03/01/2034 (Callable 03/01/2029)	1,535,000	1,621,259
5.00%, 03/01/2035 (Callable 03/01/2029)	1,645,000	1,734,832
5.00%, 03/01/2038 (Callable 03/01/2029)	1,455,000	1,526,413
5.00%, 03/01/2039 (Callable 03/01/2029)	750,000	785,042
York Suburban School District, 4.00%, 05/01/2030 (Callable 02/03/2025)	1,780,000	1,780,154
		156,475,686
Puerto Rico - 0.0%(e)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2028	135,000	140,712
5.00%, 07/01/2034 (Callable 07/01/2031)	200,000	211,305
5.00%, 07/01/2035 (Callable 07/01/2031)	200,000	210,268
		562,285
Rhode Island - 0.4%
Providence Public Building Authority
5.00%, 09/15/2028	1,000,000	1,058,644
5.00%, 09/15/2031	1,400,000	1,534,143
Rhode Island Commerce Corp., 5.00%, 07/01/2033 (Callable 07/01/2028)	950,000	1,000,797
Rhode Island Health and Educational Building Corp.
4.00%, 09/15/2031 (Callable 09/15/2026)	125,000	125,990
3.75%, 05/15/2032 (Callable 05/15/2027)	3,000,000	3,000,599
5.00%, 05/15/2033 (Callable 05/15/2026)	350,000	354,738
4.13%, 05/15/2054 (Callable 05/15/2034)	2,000,000	1,934,343
Rhode Island Housing & Mortgage Finance Corp.
5.00%, 04/01/2049 (Callable 04/01/2033)	1,000,000	1,036,612
3.00%, 10/01/2051 (Callable 04/01/2030)	2,155,000	2,103,366
Rhode Island Student Loan Authority
5.00%, 12/01/2027(c)	1,000,000	1,029,360
5.00%, 12/01/2028(c)	1,000,000	1,035,217
		14,213,809
South Carolina - 1.3%
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)	1,000,000	1,000,487

The accompanying notes are an integral part of these financial statements.

249

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	$3,500,000	$3,816,537
Lexington County Health Services District, Inc., 5.00%, 11/01/2036 (Callable 05/01/2026)	1,000,000	1,011,432
Patriots Energy Group Financing Agency, 5.25%, 10/01/2054 (Callable 05/01/2031)(a)	2,000,000	2,153,297
SCAGO Educational Facilities Corp. for Cherokee School District No 1, 5.00%, 12/01/2028 (Callable 06/01/2025)	1,230,000	1,235,438
SCAGO Educational Facilities Corp. for Pickens School District, 5.00%, 12/01/2029 (Callable 06/01/2025)	675,000	678,355
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	3,350,000	3,362,527
5.00%, 05/01/2029 (Callable 05/01/2028)	1,080,000	1,129,881
5.75%, 11/15/2029 (Callable 05/15/2025)	2,200,000	2,200,118
4.00%, 08/15/2030 (Callable 08/15/2026)	270,000	266,382
5.00%, 05/01/2031 (Callable 05/01/2028)	400,000	417,971
5.25%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,539,221
5.25%, 07/01/2037 (Callable 07/01/2026)	100,000	101,176
South Carolina Public Service Authority, 5.25%, 12/01/2049 (Callable 12/01/2034)	12,400,000	13,411,469
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2032	430,000	466,153
5.00%, 07/01/2032	500,000	544,291
5.00%, 07/01/2032	455,000	494,682
5.00%, 01/01/2033	500,000	544,642
5.00%, 01/01/2033	480,000	522,510
5.00%, 07/01/2033	480,000	523,445
3.80%, 01/01/2049 (Callable 07/01/2027)	125,000	108,594
3.75%, 01/01/2050 (Callable 01/01/2029)	3,000,000	2,988,622
4.00%, 07/01/2050 (Callable 07/01/2029)	1,675,000	1,678,223
3.00%, 01/01/2052 (Callable 07/01/2030)	6,745,000	6,563,748

	Par	Value
Spartanburg Regional Health Services District
4.00%, 04/15/2036 (Callable 04/15/2030)	$445,000	$448,380
4.00%, 04/15/2037 (Callable 04/15/2030)	500,000	500,779
4.00%, 04/15/2038 (Callable 04/15/2030)	500,000	498,472
Williamsburg County Public Facilities Corp., 4.00%, 06/01/2032 (Callable 06/01/2030)	490,000	503,013
		49,709,845
South Dakota - 0.4%
City of Brandon SD Sales Tax Revenue, 5.00%, 08/01/2037 (Callable 08/01/2030)	1,880,000	1,972,050
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,081,072
City of Spearfish SD Sales Tax Revenue, 4.00%, 12/15/2029	975,000	996,485
County of Minnehaha SD, 5.00%, 12/01/2041 (Callable 12/01/2032)	1,000,000	1,083,219
South Dakota Health & Educational Facilities Authority
3.00%, 09/01/2029 (Callable 09/01/2028)	380,000	361,924
3.00%, 09/01/2030 (Callable 09/01/2028)	175,000	165,162
4.00%, 11/01/2034 (Callable 02/03/2025)	4,240,000	4,195,273
4.00%, 11/01/2040 (Callable 11/01/2025)	325,000	314,384
3.00%, 09/01/2041 (Callable 09/01/2028)	250,000	196,163
South Dakota Housing Development Authority
4.00%, 05/01/2049 (Callable 05/01/2028)	1,020,000	1,020,951
6.25%, 05/01/2055 (Callable 05/01/2032)	985,000	1,065,581
6.25%, 11/01/2055 (Callable 05/01/2033)	2,800,000	3,121,253
		17,573,517
Tennessee - 2.0%
Chattanooga Health Educational & Housing Facility Board, 3.80%, 12/01/2029(a)	1,900,000	1,914,033
City of Clarksville TN Electric System Revenue, 4.13%, 09/01/2039 (Callable 09/01/2032)	1,000,000	1,010,750

The accompanying notes are an integral part of these financial statements.

250

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
City of Columbia TN, 3.25%, 12/01/2037 (Callable 12/01/2032)	$1,675,000	$1,530,925
City of Jackson TN
5.00%, 04/01/2029 (Callable 04/01/2025)	1,125,000	1,127,760
5.00%, 04/01/2029 (Callable 04/01/2025)	30,000	30,108
5.00%, 04/01/2036 (Callable 04/01/2025)	3,205,000	3,208,610
5.00%, 04/01/2036 (Callable 04/01/2025)	60,000	60,216
City of Memphis TN Gas Revenue
4.00%, 12/01/2033 (Callable 12/01/2026)	1,300,000	1,306,188
4.00%, 12/01/2033 (Callable 12/01/2027)	480,000	484,082
4.00%, 12/01/2034 (Callable 12/01/2026)	1,310,000	1,314,763
Cleveland Housing Authority, 4.00%, 08/01/2026(a)(b)	3,380,000	3,387,781
County of Putnam TN, 2.00%, 04/01/2035 (Callable 04/01/2030)	3,875,000	3,134,878
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2040 (Callable 12/01/2034)	825,000	945,795
5.50%, 12/01/2041 (Callable 12/01/2034)	975,000	1,110,962
5.50%, 12/01/2042 (Callable 12/01/2034)	700,000	792,589
Knox County Health Educational & Housing Facility Board
5.00%, 01/01/2025	1,190,000	1,190,000
5.00%, 01/01/2026 (Callable 02/03/2025)	145,000	146,334
3.95%, 12/01/2027(a)	2,490,000	2,499,322
5.00%, 07/01/2031	185,000	200,977
5.00%, 07/01/2033	675,000	742,768
Memphis-Shelby County Airport Authority, 5.00%, 07/01/2025(c)	2,350,000	2,366,714
Memphis-Shelby County Industrial Development Board, 4.00%, 04/01/2038 (Callable 04/01/2031)	535,000	540,032
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025)(a)	2,492,000	2,525,992
5.00%, 05/01/2037 (Callable 05/01/2033)	720,000	781,232

	Par	Value
5.00%, 05/01/2039 (Callable 05/01/2033)	$500,000	$538,913
5.00%, 05/01/2040 (Callable 05/01/2033)	725,000	781,544
5.25%, 05/01/2053 (Callable 05/01/2033)	2,000,000	2,131,916
Metropolitan Government Nashville & Davidson County Sports Authority
5.00%, 07/01/2036 (Callable 01/01/2034)	1,695,000	1,890,513
5.00%, 07/01/2036 (Callable 01/01/2034)	500,000	554,456
5.00%, 07/01/2037 (Callable 01/01/2034)	1,000,000	1,111,051
Metropolitan Government of Nashville & Davidson County TN
4.00%, 07/01/2032 (Callable 07/01/2027)	1,750,000	1,767,833
3.00%, 01/01/2034 (Callable 01/01/2031)	2,010,000	1,882,729
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2032 (Callable 07/01/2025)(c)	1,350,000	1,357,112
Tennergy Corp./TN
5.50%, 12/01/2030	3,470,000	3,740,846
5.50%, 10/01/2053 (Callable 09/01/2030)(a)	7,285,000	7,778,997
Tennessee Energy Acquisition Corp., 5.00%, 02/01/2027	215,000	217,665
Tennessee Housing Development Agency
3.60%, 01/01/2031 (Callable 01/23/2025)	1,025,000	1,018,750
3.10%, 07/01/2036 (Callable 01/01/2026)	245,000	219,312
3.55%, 07/01/2039 (Callable 01/23/2025)	180,000	166,250
4.00%, 01/01/2042 (Callable 07/01/2026)	70,000	70,022
3.60%, 07/01/2042 (Callable 01/01/2027)	205,000	181,305
3.85%, 07/01/2043 (Callable 07/01/2027)	2,000,000	1,860,995
4.00%, 07/01/2043 (Callable 01/23/2025)	990,000	915,486
4.45%, 07/01/2043 (Callable 07/01/2032)	2,300,000	2,292,368
3.50%, 07/01/2045 (Callable 07/01/2025)	1,645,000	1,637,984
4.00%, 07/01/2045 (Callable 01/23/2025)	25,000	24,987
3.50%, 01/01/2047 (Callable 01/01/2026)	20,000	19,943
4.50%, 07/01/2049 (Callable 01/01/2028)	400,000	402,921

The accompanying notes are an integral part of these financial statements.

251

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
3.75%, 01/01/2050 (Callable 01/01/2029)	$670,000	$667,745
6.25%, 01/01/2054 (Callable 07/01/2032)	13,320,000	14,395,666
		79,980,120
Texas - 15.4%
Alamo Community College District
5.00%, 08/15/2038 (Callable 08/15/2027)	1,040,000	1,071,752
4.50%, 08/15/2042 (Callable 08/15/2031)	750,000	768,061
Alvarado Independent School District/TX, 2.75%, 02/15/2052(a)	500,000	495,877
Arcola Municipal Management District No 1
4.00%, 11/01/2037 (Callable 11/01/2030)	520,000	517,636
4.00%, 11/01/2039 (Callable 11/01/2030)	1,115,000	1,097,974
4.00%, 11/01/2040 (Callable 11/01/2030)	600,000	584,489
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	250,000	253,620
5.00%, 08/15/2028	980,000	1,047,640
4.00%, 08/15/2029	325,000	330,194
5.00%, 08/15/2029	560,000	599,707
4.00%, 08/15/2030	415,000	421,822
5.00%, 08/15/2030	605,000	655,307
5.00%, 08/15/2031	585,000	639,378
5.00%, 08/15/2032	660,000	726,288
4.00%, 08/15/2036 (Callable 08/15/2029)	1,150,000	1,160,092
4.00%, 08/15/2037 (Callable 08/15/2031)	765,000	771,254
4.00%, 02/15/2040 (Callable 02/15/2025)	805,000	775,880
4.13%, 08/15/2042 (Callable 08/15/2031)	2,920,000	2,877,833
Arlington Housing Finance Corp.
4.50%, 04/01/2041 (Callable 04/01/2026)(a)	5,415,000	5,475,571
3.50%, 11/01/2043 (Callable 05/01/2025)(a)	5,000,000	4,995,493
Austin Affordable Pfc, Inc.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	1,050,000	1,089,746
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	800,000	830,696

	Par	Value
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2032 (Callable 10/01/2027)	$1,000,000	$1,017,039
5.00%, 10/01/2035 (Callable 10/01/2027)	1,250,000	1,265,921
5.00%, 10/01/2036 (Callable 10/01/2027)	885,000	891,978
Barker Cypress Municipal Utility District, 4.00%, 04/01/2028 (Callable 02/03/2025)	1,125,000	1,124,075
Baytown Municipal Development District, 3.50%, 10/01/2031(b)	1,020,000	840,507
Belton Independent School District, 4.00%, 02/15/2034 (Callable 02/15/2027)	665,000	669,421
Bexar County Housing Finance Corp., 4.05%, 03/01/2028 (Callable 09/01/2025)(a)	1,000,000	1,003,678
Boerne Independent School District
3.85%, 12/01/2043(a)	2,445,000	2,475,350
4.00%, 02/01/2054(a)	2,670,000	2,721,340
Brazoria County Municipal Utility District No 40, 6.50%, 09/01/2031 (Callable 09/01/2030)	175,000	199,273
Brazoria County Municipal Utility District No 55, 3.00%, 09/01/2042 (Callable 09/01/2027)	970,000	761,962
Brazoria County Municipal Utility District No 61, 4.00%, 09/01/2036 (Callable 09/01/2028)	685,000	682,937
Brazoria County Toll Road Authority, 0.00%, 03/01/2040 (Callable 03/01/2030)(d)	1,400,000	1,343,003
Brazos County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 09/01/2030)	275,000	275,510
4.00%, 09/01/2036 (Callable 09/01/2030)	290,000	289,127
4.00%, 09/01/2037 (Callable 09/01/2030)	305,000	301,225
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,155,000	1,067,248
Capital Area Housing Finance Corp., 3.65%, 01/01/2041 (Callable 07/01/2025)(a)	1,050,000	1,049,335
Cedar Hill Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2034)	3,000,000	3,282,160

The accompanying notes are an integral part of these financial statements.

252

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Cedar Port Navigation & Improvement District
5.00%, 09/01/2025	$1,700,000	$1,714,042
5.00%, 09/01/2026	1,700,000	1,747,620
Central Texas Regional Mobility Authority
5.00%, 01/01/2039 (Callable 01/01/2030)	710,000	744,154
4.00%, 01/01/2040 (Callable 01/01/2031)	1,250,000	1,223,741
5.00%, 01/01/2043 (Callable 01/01/2028)	2,000,000	2,046,700
Central Texas Turnpike System, 0.00%, 08/15/2026(d)	5,000,000	4,731,514
Chisum Independent School District, 4.00%, 08/15/2048 (Callable 08/15/2032)	1,450,000	1,384,853
City of Arlington TX Special Tax Revenue
5.00%, 02/15/2030 (Callable 02/15/2025)	1,000,000	1,001,255
5.00%, 02/15/2034 (Callable 02/15/2025)	825,000	825,834
City of Austin TX Airport System Revenue, 5.00%, 11/15/2025(c)	1,000,000	1,012,372
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2041 (Callable 09/01/2033)	1,000,000	1,076,370
5.00%, 09/01/2042 (Callable 09/01/2033)	1,235,000	1,324,517
5.00%, 09/01/2043 (Callable 09/01/2033)	1,000,000	1,067,682
5.00%, 09/01/2049 (Callable 09/01/2033)	2,700,000	2,834,498
City of Bryan TX Rural Electric System Revenue, 4.00%, 07/01/2040 (Callable 07/01/2027)	250,000	243,325
City of Conroe TX, 5.00%, 11/15/2036 (Callable 11/15/2028)	500,000	528,969
City of Dallas Housing Finance Corp.
5.00%, 07/01/2026 (Callable 12/01/2025)(a)	2,750,000	2,787,511
5.00%, 10/01/2028 (Callable 10/01/2027)(a)	930,000	969,264
City of Dallas TX Waterworks & Sewer System Revenue, 4.00%, 10/01/2034 (Callable 10/01/2025)	500,000	500,966
City of Fort Worth TX, 5.00%, 09/01/2044 (Callable 09/01/2031)	860,000	903,215

	Par	Value
City of Friendswood TX Waterworks & Sewer System Revenue, 3.00%, 03/01/2034 (Callable 03/01/2031)	$700,000	$635,769
City of Hondo TX, 5.00%, 02/01/2037 (Callable 02/01/2033)	300,000	325,233
City of Houston TX, 5.50%, 12/01/2029	500,000	536,376
City of Houston TX Airport System Revenue, 5.00%, 07/01/2039 (Callable 07/01/2028)	6,440,000	6,697,198
City of Hutto TX, 4.25%, 08/01/2047 (Callable 08/01/2032)	1,205,000	1,178,679
City of Magnolia TX, 5.70%, 09/01/2046(b)	935,000	933,273
City of Manvel TX, 5.25%, 02/15/2039 (Callable 02/15/2033)	1,045,000	1,155,321
City of Mesquite TX Waterworks & Sewer System Revenue
5.00%, 03/01/2039 (Callable 03/01/2032)	500,000	537,983
5.00%, 03/01/2040 (Callable 03/01/2032)	500,000	535,885
5.00%, 03/01/2041 (Callable 03/01/2032)	500,000	533,964
5.00%, 03/01/2042 (Callable 03/01/2032)	500,000	532,394
City of Paris TX, 3.00%, 12/15/2035 (Callable 12/15/2030)	610,000	551,881
City of Princeton TX, 2.00%, 02/15/2036 (Callable 02/15/2030)	300,000	229,482
City of San Antonio TX Airport System, 5.00%, 07/01/2033 (Callable 07/01/2025)(c)	1,190,000	1,195,994
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2045 (Callable 02/01/2030)	3,100,000	3,245,510
1.13%, 12/01/2045(a)	700,000	665,183
2.00%, 02/01/2049(a)	8,385,000	7,875,397
5.25%, 02/01/2049 (Callable 08/01/2034)	1,000,000	1,089,970
City of Temple TX
4.00%, 08/01/2035 (Callable 08/01/2030)	650,000	654,420
4.00%, 08/01/2037 (Callable 08/01/2030)	200,000	199,389
4.00%, 08/01/2038 (Callable 08/01/2030)	165,000	163,308
4.00%, 08/01/2039 (Callable 08/01/2030)	435,000	426,705

The accompanying notes are an integral part of these financial statements.

253

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Clifton Higher Education Finance Corp.
5.00%, 08/15/2025	$360,000	$363,891
4.00%, 08/15/2030 (Callable 08/15/2026)	800,000	807,344
4.00%, 08/15/2032 (Callable 08/15/2026)	600,000	604,834
4.00%, 08/15/2033 (Callable 08/15/2028)	2,000,000	2,029,057
4.00%, 04/01/2034 (Callable 04/01/2030)	325,000	331,649
5.00%, 08/15/2034 (Callable 08/15/2026)	1,000,000	1,022,933
4.00%, 04/01/2035 (Callable 04/01/2030)	250,000	254,271
4.00%, 08/15/2035 (Callable 08/15/2029)	1,380,000	1,392,102
5.00%, 08/15/2036 (Callable 08/15/2026)	1,000,000	1,020,085
Collin County Municipal Utility District No 2
4.75%, 09/01/2036 (Callable 10/01/2029)	1,470,000	1,515,093
5.13%, 09/01/2048 (Callable 10/01/2029)	1,500,000	1,544,399
Colony Municipal Utility District No 1A
7.00%, 08/15/2026	265,000	279,605
7.00%, 08/15/2029	310,000	348,606
5.00%, 08/15/2030 (Callable 08/15/2029)	330,000	343,332
Colony Municipal Utility District No 1B, 4.00%, 08/15/2037 (Callable 08/15/2029)	710,000	696,533
Comal County Water Control & Improvement District No 6
4.00%, 03/01/2031 (Callable 03/01/2028)	560,000	567,624
4.00%, 03/01/2032 (Callable 03/01/2028)	690,000	697,631
4.00%, 03/01/2033 (Callable 03/01/2028)	720,000	725,961
4.38%, 03/01/2033 (Callable 03/01/2028)	425,000	433,233
4.00%, 03/01/2034 (Callable 03/01/2028)	750,000	754,330
4.38%, 03/01/2034 (Callable 03/01/2028)	445,000	452,498
4.38%, 03/01/2035 (Callable 03/01/2028)	475,000	481,434
4.38%, 03/01/2036 (Callable 03/01/2028)	500,000	505,968
4.38%, 03/01/2037 (Callable 03/01/2028)	530,000	535,564

	Par	Value
4.38%, 03/01/2038 (Callable 03/01/2028)	$560,000	$564,927
4.38%, 03/01/2042 (Callable 03/01/2028)	1,250,000	1,253,063
4.38%, 03/01/2045 (Callable 03/01/2028)	2,330,000	2,327,028
Conroe Municipal Management District No 1, 4.00%, 09/01/2032 (Callable 09/01/2028)	410,000	414,795
County of Calhoun TX
5.00%, 02/15/2037 (Callable 02/15/2033)	1,400,000	1,535,387
5.00%, 02/15/2038 (Callable 02/15/2033)	1,000,000	1,092,455
5.00%, 02/15/2040 (Callable 02/15/2033)	1,065,000	1,151,199
County of Denton TX, 3.00%, 07/15/2034 (Callable 07/15/2026)	885,000	831,635
County of Harris TX Toll Road Revenue, 5.00%, 08/15/2043 (Callable 02/15/2028)	500,000	515,140
County of La Salle TX, 5.00%, 03/01/2034 (Callable 03/01/2027)	640,000	654,642
County of Smith TX, 5.00%, 08/15/2035 (Callable 08/15/2032)	915,000	1,005,691
County of Wichita TX, 5.00%, 09/15/2042 (Callable 09/15/2027)	1,000,000	1,020,897
County of Wise TX
5.00%, 08/15/2029	880,000	921,315
5.00%, 08/15/2033 (Callable 08/15/2031)	930,000	980,919
Crane Independent School District
5.00%, 02/15/2037 (Callable 02/15/2032)	750,000	822,972
5.00%, 02/15/2039 (Callable 02/15/2032)	800,000	869,492
Dallas Fort Worth International Airport
5.00%, 11/01/2025(c)	1,400,000	1,417,054
5.00%, 11/01/2026(c)	1,250,000	1,281,612
5.25%, 11/01/2048 (Callable 11/01/2034)	4,000,000	4,411,182
Danbury Higher Education Authority, Inc.
4.00%, 02/15/2028 (Callable 02/15/2027)	250,000	254,100
4.00%, 02/15/2031 (Callable 02/15/2027)	200,000	203,133
Deaf Smith County Hospital District
5.00%, 03/01/2030 (Callable 03/01/2027)	1,000,000	1,012,923
5.00%, 03/01/2034 (Callable 03/01/2027)	1,120,000	1,128,773

The accompanying notes are an integral part of these financial statements.

254

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
4.00%, 03/01/2040 (Callable 03/01/2027)	$2,045,000	$1,790,397
Deer Park Independent School District, 5.00%, 08/15/2048 (Callable 08/15/2032)	1,500,000	1,600,191
Dickinson Independent School District, 3.50%, 08/01/2037(a)	5,800,000	5,799,750
East Fork Fresh Water Supply District No 1-A
4.75%, 09/01/2039 (Callable 12/01/2029)	240,000	241,544
4.75%, 09/01/2040 (Callable 12/01/2029)	290,000	291,496
Ector County Independent School District, 4.00%, 08/15/2049(a)	3,035,000	3,091,402
El Paso County Hospital District
5.00%, 08/15/2025	100,000	100,515
5.00%, 02/15/2026	310,000	315,717
5.00%, 02/15/2027	300,000	310,972
5.00%, 08/15/2027	2,040,000	2,085,662
5.00%, 02/15/2028	475,000	498,526
5.00%, 02/15/2029	500,000	530,642
5.00%, 08/15/2029	1,650,000	1,772,303
5.00%, 02/15/2030	1,050,000	1,125,344
5.00%, 08/15/2030	1,800,000	1,952,880
5.00%, 02/15/2031	1,105,000	1,196,100
5.00%, 08/15/2031	1,680,000	1,838,600
5.00%, 02/15/2032	1,160,000	1,264,460
5.00%, 02/15/2033	620,000	678,840
5.00%, 02/15/2043 (Callable 02/15/2034)	1,000,000	1,058,134
5.00%, 02/15/2044 (Callable 02/15/2034)	550,000	579,306
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	1,500,000	1,501,800
El Paso Independent School District, 5.00%, 02/01/2040 (Callable 02/01/2026)(a)	2,925,000	2,972,885
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	3,500,000	3,397,252
EP Essential Housing WF PFC, 4.25%, 12/01/2034 (Callable 12/01/2031)	6,000,000	5,961,603
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	3,000,000	2,911,122
Forney Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2031)	2,220,000	2,395,822
Fort Bend County Municipal Utility District No 134C, 3.25%, 03/01/2035 (Callable 03/01/2029)	590,000	554,693

	Par	Value
Fort Bend County Municipal Utility District No 134D, 3.50%, 09/01/2048 (Callable 09/01/2030)	$2,360,000	$1,992,231
Fort Bend County Municipal Utility District No 134E, 4.00%, 09/01/2038 (Callable 08/01/2029)	1,225,000	1,205,313
Fort Bend County Municipal Utility District No 141, 5.00%, 09/01/2033 (Callable 09/01/2028)	1,075,000	1,115,998
Fort Bend County Municipal Utility District No 182
4.00%, 09/01/2031 (Callable 09/01/2029)	1,190,000	1,216,966
4.00%, 09/01/2032 (Callable 09/01/2029)	1,260,000	1,283,862
4.00%, 09/01/2033 (Callable 09/01/2029)	1,300,000	1,319,103
4.00%, 09/01/2034 (Callable 09/01/2029)	1,380,000	1,394,303
4.00%, 09/01/2035 (Callable 09/01/2029)	1,430,000	1,438,274
4.00%, 09/01/2036 (Callable 09/01/2029)	1,515,000	1,519,277
Fort Bend County Municipal Utility District No 184
4.25%, 04/01/2038 (Callable 04/01/2027)	630,000	604,737
4.50%, 04/01/2040 (Callable 04/01/2027)	1,055,000	1,028,773
4.50%, 04/01/2042 (Callable 04/01/2027)	1,130,000	1,090,514
Fort Bend County Municipal Utility District No 215, 5.00%, 09/01/2033 (Callable 10/01/2030)	1,240,000	1,315,762
Fort Bend County Municipal Utility District No 5, 5.75%, 09/01/2025	325,000	329,824
Fort Bend County Municipal Utility District No 58
3.00%, 04/01/2034 (Callable 04/01/2029)	450,000	411,436
3.00%, 04/01/2035 (Callable 04/01/2029)	430,000	384,663
3.00%, 04/01/2037 (Callable 04/01/2029)	825,000	711,714
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	12,000,000	12,181,004
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	5,421,937	5,201,869
Fulshear Municipal Utility District No 3A
6.50%, 09/01/2028	120,000	131,055
6.50%, 09/01/2029	455,000	505,004

The accompanying notes are an integral part of these financial statements.

255

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
6.50%, 09/01/2029	$440,000	$487,959
4.00%, 09/01/2032 (Callable 09/01/2029)	445,000	450,941
4.00%, 09/01/2032 (Callable 09/01/2029)	325,000	329,339
4.00%, 09/01/2035 (Callable 09/01/2029)	665,000	665,189
4.00%, 09/01/2036 (Callable 09/01/2029)	805,000	800,353
4.25%, 09/01/2039 (Callable 09/01/2029)	720,000	720,971
4.25%, 09/01/2040 (Callable 09/01/2029)	700,000	696,935
4.25%, 09/01/2040 (Callable 09/01/2029)	585,000	582,439
4.38%, 09/01/2042 (Callable 09/01/2029)	465,000	465,449
Galveston County Municipal Utility District No 56
4.50%, 06/01/2035 (Callable 06/01/2030)	360,000	369,828
4.50%, 06/01/2036 (Callable 06/01/2030)	305,000	312,054
4.75%, 06/01/2038 (Callable 06/01/2030)	1,425,000	1,466,999
4.75%, 06/01/2039 (Callable 06/01/2030)	760,000	780,617
4.88%, 06/01/2040 (Callable 06/01/2030)	535,000	551,450
Grand Parkway Transportation Corp.
5.30%, 10/01/2032 (Callable 10/01/2028)	95,000	102,258
5.45%, 10/01/2034 (Callable 10/01/2028)	180,000	193,862
5.50%, 10/01/2035 (Callable 10/01/2028)	100,000	107,630
5.50%, 10/01/2036 (Callable 10/01/2028)	450,000	483,412
5.00%, 10/01/2043 (Callable 04/01/2028)	1,000,000	1,032,681
5.80%, 10/01/2045 (Callable 10/01/2028)	1,830,000	1,956,885
5.80%, 10/01/2046 (Callable 10/01/2028)	1,690,000	1,806,089
5.85%, 10/01/2047 (Callable 10/01/2028)	5,355,000	5,729,684
5.85%, 10/01/2048 (Callable 10/01/2028)	1,155,000	1,234,453
5.00%, 10/01/2052 (Callable 01/01/2028)(a)	5,000,000	5,242,669
Granger Independent School District, 5.25%, 08/15/2048 (Callable 08/15/2033)	475,000	514,788

	Par	Value
Greater Texoma Utility Authority, 5.00%, 10/01/2036 (Callable 10/01/2031)	$2,485,000	$2,695,128
Harris County Hospital District, 4.00%, 02/15/2034 (Callable 02/15/2026)	680,000	670,307
Harris County Improvement District No 1
4.00%, 09/01/2038 (Callable 09/01/2029)	530,000	532,157
4.00%, 09/01/2039 (Callable 09/01/2029)	590,000	588,090
Harris County Improvement District No 18, 4.00%, 11/01/2037 (Callable 11/01/2029)	1,000,000	999,252
Harris County Municipal Utility District No 1
4.00%, 09/01/2035 (Callable 08/01/2028)	985,000	986,204
4.00%, 09/01/2036 (Callable 08/01/2028)	1,030,000	1,026,898
Harris County Municipal Utility District No 157, 4.00%, 03/01/2029 (Callable 03/01/2025)	285,000	285,096
Harris County Municipal Utility District No 165
5.00%, 03/01/2032 (Callable 09/01/2030)	325,000	342,732
5.00%, 03/01/2033 (Callable 09/01/2030)	340,000	357,787
4.00%, 03/01/2035 (Callable 09/01/2030)	330,000	331,533
4.00%, 03/01/2036 (Callable 08/01/2029)	1,375,000	1,380,265
4.00%, 03/01/2036 (Callable 09/01/2030)	475,000	474,671
4.00%, 03/01/2037 (Callable 08/01/2029)	535,000	535,917
4.75%, 03/01/2038 (Callable 12/01/2029)	455,000	467,675
Harris County Municipal Utility District No 368, 4.00%, 09/01/2025 (Callable 02/03/2025)	1,000,000	998,384
Harris County Municipal Utility District No 423
5.50%, 04/01/2026	450,000	461,443
5.50%, 04/01/2027	450,000	469,519
5.50%, 04/01/2028	450,000	478,311
5.50%, 04/01/2029	475,000	513,493
5.50%, 04/01/2030 (Callable 04/01/2029)	500,000	542,633
Harris County Municipal Utility District No 490, 4.00%, 09/01/2042 (Callable 09/01/2030)	510,000	489,914

The accompanying notes are an integral part of these financial statements.

256

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Harris County Municipal Utility District No 558
3.00%, 09/01/2032 (Callable 09/01/2029)	$360,000	$333,565
3.13%, 09/01/2033 (Callable 09/01/2029)	360,000	331,484
3.25%, 09/01/2034 (Callable 09/01/2029)	360,000	330,764
3.38%, 09/01/2035 (Callable 09/01/2029)	360,000	331,959
3.50%, 09/01/2036 (Callable 09/01/2029)	360,000	332,479
3.50%, 09/01/2037 (Callable 09/01/2029)	360,000	328,903
Harris County Municipal Utility District No. 71, 4.00%, 09/01/2028 (Callable 02/03/2025)	250,000	250,134
Harris County-Houston Sports Authority, 0.00%, 11/15/2025(d)	11,185,000	10,844,580
Harris-Waller Counties Municipal Utility District No 3
6.00%, 09/01/2025	315,000	320,270
6.00%, 09/01/2026	335,000	349,376
6.00%, 09/01/2027	365,000	387,653
6.00%, 09/01/2028	390,000	422,511
Harris-Waller Counties Municipal Utility District No 4, 7.25%, 11/01/2031 (Callable 11/01/2030)	330,000	391,047
Headwaters Municipal Utility District of Hays County, 4.38%, 08/15/2038 (Callable 08/15/2029)	1,015,000	1,024,399
Highway 380 Municipal Management District No 1
4.00%, 05/01/2035 (Callable 08/01/2029)	1,310,000	1,319,496
4.00%, 05/01/2036 (Callable 08/01/2029)	1,370,000	1,374,773
4.00%, 05/01/2037 (Callable 08/01/2029)	1,430,000	1,431,898
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 02/03/2025)	1,070,000	939,171
Houston Housing Finance Corp., 5.00%, 08/01/2041 (Callable 08/01/2026)(a)	3,735,000	3,797,617
Hunt Memorial Hospital District Charitable Health
5.00%, 02/15/2025	150,000	150,190
5.00%, 02/15/2030	1,015,000	1,045,185
5.00%, 02/15/2034 (Callable 02/15/2030)	600,000	618,761

	Par	Value
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029)(a)	$4,750,000	$4,948,151
Katy Development Authority
3.00%, 06/01/2032 (Callable 06/01/2027)	485,000	449,099
3.00%, 06/01/2033 (Callable 06/01/2027)	420,000	382,587
3.00%, 06/01/2034 (Callable 06/01/2027)	575,000	516,337
3.00%, 06/01/2035 (Callable 06/01/2027)	500,000	442,785
3.00%, 06/01/2039 (Callable 06/01/2027)	1,125,000	941,890
Kaufman County Fresh Water Supply District No 4A
5.00%, 09/01/2035 (Callable 12/01/2029)	420,000	438,708
5.00%, 09/01/2036 (Callable 12/01/2029)	715,000	745,245
Kaufman County Municipal Utility District No 10, 4.00%, 03/01/2035 (Callable 03/01/2030)	720,000	723,076
Kaufman County Municipal Utility District No 3, 3.13%, 03/01/2049 (Callable 02/01/2030)	460,000	361,435
Kendall County Water Control & Improvement District No 2A
5.00%, 09/01/2035 (Callable 11/01/2030)	1,030,000	1,091,173
5.00%, 09/01/2040 (Callable 11/01/2030)	790,000	827,329
5.50%, 09/01/2042 (Callable 11/01/2030)	865,000	924,429
5.00%, 09/01/2046 (Callable 11/01/2030)	1,000,000	1,038,386
La Vernia Higher Education Finance Corp., 4.20%, 08/15/2025(b)	125,000	125,774
Lakes Fresh Water Supply District of Denton County
4.00%, 09/01/2031 (Callable 09/01/2029)	680,000	695,409
4.00%, 09/01/2034 (Callable 09/01/2029)	1,745,000	1,763,086
4.25%, 09/01/2040 (Callable 09/01/2029)	425,000	426,618
Lazy Nine Municipal Utility District No 1B
2.00%, 03/01/2035 (Callable 03/01/2027)	525,000	396,947
2.00%, 03/01/2037 (Callable 03/01/2027)	530,000	380,282
Leander Independent School District, 5.00%, 08/15/2036 (Callable 02/15/2028)	1,090,000	1,138,936

The accompanying notes are an integral part of these financial statements.

257

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Lone Star College System, 5.00%, 02/15/2034 (Callable 02/15/2025)	$2,475,000	$2,479,603
Martin County Hospital District
4.00%, 04/01/2027	225,000	227,819
4.00%, 04/01/2028	430,000	437,002
4.00%, 04/01/2031 (Callable 04/01/2030)	235,000	241,140
4.00%, 04/01/2033 (Callable 04/01/2030)	375,000	380,827
4.00%, 04/01/2034 (Callable 04/01/2030)	500,000	505,917
Matagorda County Navigation District No 1
4.25%, 05/01/2030(c)	2,000,000	2,040,018
4.40%, 05/01/2030	3,430,000	3,551,676
Maypearl Independent School District, 5.00%, 02/15/2043 (Callable 02/15/2033)	1,000,000	1,079,638
Mckinney Municipal Utility District No 1
3.25%, 09/01/2033 (Callable 05/01/2030)	200,000	191,909
3.25%, 09/01/2033 (Callable 05/01/2030)	60,000	57,573
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2029)	560,000	601,775
Meyer Ranch Municipal Utility District
6.50%, 08/15/2029 (Callable 08/15/2028)	310,000	340,152
6.50%, 08/15/2030 (Callable 08/15/2028)	330,000	361,950
6.00%, 08/15/2031 (Callable 08/15/2028)	345,000	371,928
6.00%, 08/15/2032 (Callable 08/15/2028)	365,000	392,608
5.00%, 08/15/2034 (Callable 08/15/2028)	795,000	825,913
Midland County Fresh Water Supply District No 1, 0.00%, 09/15/2033 (Callable 09/15/2027)(d)	3,000,000	2,067,675
Midland Independent School District, 5.00%, 02/15/2050 (Callable 02/15/2028)	5,090,000	5,229,901
Montgomery County Municipal Utility District No 121
5.00%, 09/01/2025	355,000	358,422
5.00%, 09/01/2026	370,000	379,396
4.00%, 09/01/2031 (Callable 09/01/2028)	460,000	466,740

	Par	Value
4.00%, 09/01/2034 (Callable 09/01/2028)	$530,000	$532,586
4.00%, 09/01/2035 (Callable 09/01/2028)	550,000	550,678
4.00%, 09/01/2036 (Callable 09/01/2028)	575,000	573,268
4.00%, 09/01/2039 (Callable 09/01/2028)	655,000	641,672
4.00%, 09/01/2039 (Callable 09/01/2030)	305,000	296,036
4.00%, 09/01/2040 (Callable 09/01/2030)	385,000	372,320
4.00%, 09/01/2041 (Callable 09/01/2030)	405,000	391,154
4.00%, 09/01/2042 (Callable 09/01/2030)	420,000	402,486
Montgomery County Municipal Utility District No 165
6.50%, 09/01/2027	250,000	267,351
6.50%, 09/01/2028	260,000	283,860
6.50%, 09/01/2029	250,000	278,150
6.00%, 09/01/2030 (Callable 06/01/2029)	200,000	217,288
6.00%, 09/01/2031 (Callable 06/01/2029)	300,000	325,597
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	1,400,000	1,367,420
Montgomery County Municipal Utility District No 95
4.00%, 09/01/2032 (Callable 09/01/2028)	665,000	672,778
4.00%, 09/01/2034 (Callable 09/01/2028)	785,000	788,830
3.50%, 09/01/2035 (Callable 02/03/2025)	780,000	728,748
New Caney Independent School District, 4.00%, 02/15/2050(a)	8,500,000	8,640,844
New Fairview Municipal Utility District No 1, 6.00%, 09/01/2033 (Callable 09/01/2029)	245,000	266,010
New Hope Cultural Education Facilities Finance Corp.
2.00%, 01/01/2026	685,000	668,252
5.00%, 07/01/2038 (Callable 07/01/2027)	1,000,000	1,027,418
5.00%, 04/01/2048 (Callable 04/01/2026)	2,315,000	2,365,439
Newark Higher Education Finance Corp.
4.00%, 08/15/2035 (Callable 08/15/2025)	425,000	425,122
5.25%, 08/15/2044 (Callable 08/15/2034)	550,000	593,604

The accompanying notes are an integral part of these financial statements.

258

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
North Texas Tollway Authority
0.00%, 01/01/2031(d)	$1,300,000	$1,046,837
5.00%, 01/01/2033 (Callable 01/01/2026)	980,000	994,305
0.00%, 01/01/2035(d)	8,600,000	5,859,667
0.00%, 01/01/2037(d)	14,350,000	8,946,964
6.75%, 09/01/2045 (Callable 09/01/2031)	40,000	48,323
Northlake Municipal Management District No 1
5.50%, 03/01/2032 (Callable 09/01/2029)	1,870,000	2,016,572
5.00%, 03/01/2036 (Callable 09/01/2029)	800,000	835,364
5.00%, 03/01/2037 (Callable 09/01/2029)	835,000	868,478
5.00%, 03/01/2038 (Callable 09/01/2029)	300,000	311,135
Northwest Harris County Municipal Utility District No 10/TX, 5.00%, 04/01/2026	725,000	737,270
Northwest Harris County Municipal Utility District No 19
2.00%, 10/01/2037 (Callable 10/01/2026)	465,000	326,995
2.00%, 10/01/2038 (Callable 10/01/2026)	1,000,000	685,559
Olney Independent School District
5.00%, 02/15/2039 (Callable 02/15/2033)	250,000	273,313
5.00%, 02/15/2041 (Callable 02/15/2033)	505,000	545,919
5.00%, 02/15/2042 (Callable 02/15/2033)	250,000	269,330
5.00%, 02/15/2043 (Callable 02/15/2033)	260,000	279,100
5.00%, 02/15/2044 (Callable 02/15/2033)	340,000	363,935
Pampa Independent School District, 5.00%, 08/15/2049 (Callable 08/15/2034)	3,545,000	3,809,702
Pecos Barstow Toyah Independent School District
3.25%, 02/15/2031 (Callable 02/15/2027)	3,400,000	3,401,881
5.00%, 02/15/2039 (Callable 02/15/2030)	765,000	809,781
5.00%, 02/15/2040 (Callable 02/15/2030)	750,000	791,787
Plains Independent School District
5.00%, 08/15/2035 (Callable 08/15/2029)	240,000	256,367
5.00%, 08/15/2036 (Callable 08/15/2029)	260,000	277,160

	Par	Value
5.00%, 08/15/2038 (Callable 08/15/2029)	$215,000	$228,208
5.00%, 08/15/2039 (Callable 08/15/2029)	200,000	211,913
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2030 (Callable 02/15/2027)	850,000	879,899
5.00%, 02/15/2031 (Callable 02/15/2027)	450,000	465,736
5.00%, 02/15/2032 (Callable 02/15/2027)	500,000	517,380
5.00%, 02/15/2033 (Callable 02/15/2027)	500,000	516,970
Port Aransas Independent School District, 5.00%, 02/15/2038 (Callable 08/15/2029)	1,295,000	1,372,853
Prosper Independent School District, 4.00%, 02/15/2050(a)	4,780,000	4,810,612
PSC/TX, 3.75%, 12/01/2040	8,150,000	7,956,677
Rankin Independent School District
5.00%, 02/15/2029 (Callable 02/15/2026)	1,440,000	1,469,403
5.00%, 02/15/2029 (Callable 02/15/2026)	1,250,000	1,275,715
5.00%, 02/15/2033 (Callable 02/15/2027)	700,000	724,158
5.00%, 02/15/2034 (Callable 02/15/2027)	500,000	516,695
Redbird Ranch Water Control & Improvement District No 2
6.63%, 09/01/2032 (Callable 09/01/2029)	820,000	911,946
4.25%, 09/01/2034 (Callable 09/01/2029)	470,000	477,841
Royse City Community Development Corp.
5.00%, 02/15/2037 (Callable 02/15/2034)	315,000	349,877
5.00%, 02/15/2039 (Callable 02/15/2034)	350,000	384,298
Sabine-Neches Navigation District
5.25%, 02/15/2042 (Callable 02/15/2031)	1,475,000	1,578,458
4.63%, 02/15/2047 (Callable 02/15/2031)	2,000,000	2,034,350
5.25%, 02/15/2052 (Callable 02/15/2031)	2,915,000	3,080,155
San Antonio Housing Trust Finance Corp., 1.45%, 03/01/2026 (Callable 03/01/2025)(a)	1,500,000	1,491,729
San Antonio Housing Trust Public Facility Corp.
5.00%, 09/01/2028 (Callable 09/01/2027)(a)	486,000	505,276
4.00%, 07/01/2045 (Callable 08/01/2027)(a)	13,925,000	14,137,561

The accompanying notes are an integral part of these financial statements.

259

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050(a)	$3,295,000	$3,427,820
Seagraves Independent School District
5.00%, 02/15/2035 (Callable 08/15/2030)	200,000	215,567
5.00%, 02/15/2038 (Callable 08/15/2030)	200,000	213,878
5.00%, 02/15/2039 (Callable 08/15/2030)	200,000	212,852
5.00%, 02/15/2041 (Callable 08/15/2030)	515,000	544,948
5.00%, 02/15/2043 (Callable 08/15/2030)	570,000	598,593
5.00%, 02/15/2044 (Callable 08/15/2030)	200,000	209,084
Seminole Hospital District
4.00%, 02/15/2031 (Callable 02/15/2026)	580,000	407,850
3.00%, 02/15/2034 (Callable 02/15/2026)	1,125,000	626,454
Sienna Municipal Utility District No 6, 5.00%, 09/01/2034 (Callable 09/01/2029)	1,650,000	1,711,597
Sienna Parks & Levee Improvement District of Fort Bend County, 3.00%, 09/01/2037 (Callable 04/01/2027)	695,000	595,774
SMHA Finance Public Facility Corp., 3.70%, 07/01/2028(a)	5,000,000	5,025,997
Smiley Road Water Control & Improvement District No 1, 6.13%, 08/15/2031 (Callable 08/15/2030)	220,000	247,360
Socorro Independent School District, 4.00%, 08/15/2034 (Callable 02/15/2027)	2,610,000	2,626,001
Southwest Houston Redevelopment Authority, 5.00%, 09/01/2027	250,000	261,920
Spring Independent School District, 5.00%, 08/15/2029	1,030,000	1,112,311
Spring Meadows Municipal Utility District, 4.00%, 09/01/2026 (Callable 02/03/2025)	275,000	275,000
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026)(a)	5,000,000	4,978,937
Sunfield Municipal Utility District No 3
3.00%, 09/01/2041 (Callable 09/01/2026)	1,215,000	969,892
4.00%, 09/01/2044 (Callable 09/01/2029)	910,000	878,084

	Par	Value
4.00%, 09/01/2045 (Callable 09/01/2029)	$960,000	$922,121
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2029 (Callable 11/15/2026)	1,665,000	1,681,633
5.00%, 11/15/2030 (Callable 11/15/2026)	1,750,000	1,767,474
2.75%, 02/15/2036 (Callable 01/23/2025)(a)	9,300,000	8,623,737
5.00%, 11/15/2040 (Callable 11/15/2026)	400,000	400,202
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	1,750,000	1,722,105
Tarrant County Housing Finance Corp., 5.00%, 03/01/2027 (Callable 03/01/2026)(a)	2,044,000	2,080,125
Tender Option Bond Trust Receipts/Certificates
2.82%, 04/01/2027(a)(b)	9,000,000	9,000,000
2.20%, 06/01/2063(a)(b)	1,476,000	1,476,000
Texas Department of Housing & Community Affairs
5.25%, 01/01/2031	1,070,000	1,168,430
5.25%, 07/01/2031	1,100,000	1,204,218
5.25%, 01/01/2032	565,000	619,700
5.25%, 07/01/2032	580,000	638,818
5.00%, 03/01/2041 (Callable 03/01/2025)(a)	1,800,000	1,804,565
3.90%, 07/01/2044 (Callable 07/01/2028)	3,370,000	3,105,984
5.13%, 01/01/2048 (Callable 07/01/2032)	2,035,000	2,082,153
4.75%, 01/01/2049 (Callable 07/01/2028)	1,805,000	1,821,702
5.00%, 01/01/2049 (Callable 01/01/2033)	1,580,000	1,592,067
3.75%, 09/01/2049 (Callable 09/01/2028)	1,290,000	1,144,838
5.50%, 09/01/2052 (Callable 03/01/2032)	5,690,000	6,011,386
6.00%, 03/01/2053 (Callable 03/01/2032)	940,000	1,017,521
5.13%, 01/01/2054 (Callable 01/01/2033)	3,000,000	3,085,206
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	1,500,000	1,547,630
5.00%, 12/15/2028	750,000	779,728
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	4,250,000	4,679,318

The accompanying notes are an integral part of these financial statements.

260

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Texas Municipal Gas Acquisition and Supply Corp. I
4.55% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 01/02/2025)	$4,100,000	$4,095,964
6.25%, 12/15/2026	610,000	630,104
Texas Municipal Gas Acquisition and Supply Corp. II, 3.97% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,410,000	7,445,684
Texas Municipal Power Agency, 3.00%, 09/01/2029 (Callable 09/01/2026)	2,080,000	2,031,557
Texas Public Finance Authority
5.25%, 05/01/2036 (Callable 05/01/2033)	710,000	775,550
5.25%, 05/01/2038 (Callable 05/01/2033)	400,000	434,083
5.25%, 05/01/2040 (Callable 05/01/2033)	500,000	537,271
5.25%, 05/01/2042 (Callable 05/01/2033)	635,000	677,292
Texas State Affordable Housing Corp.
4.63%, 03/01/2043 (Callable 03/01/2033)	3,690,000	3,723,854
3.75%, 07/01/2044(a)	2,000,000	2,009,305
4.75%, 03/01/2048 (Callable 03/01/2033)	2,750,000	2,781,520
6.00%, 09/01/2054 (Callable 03/01/2034)	7,950,000	8,680,960
Texas State Technical College, 5.75%, 08/01/2047 (Callable 08/01/2032)	4,000,000	4,453,910
THF Public Facility Corp., 3.25%, 03/01/2040 (Callable 01/23/2025)(a)	1,500,000	1,493,822
Travis County Housing Finance Corp.
3.75%, 08/01/2026(a)	3,310,000	3,313,207
3.40%, 01/01/2059 (Callable 01/01/2028)(a)	2,500,000	2,499,178
Travis County Municipal Utility District No 20, 5.00%, 09/01/2031	175,000	191,140
Travis County Municipal Utility District No. 4, 4.00%, 09/01/2035 (Callable 02/03/2025)	615,000	615,036
Travis County Water Control & Improvement District No 20/TX, 4.00%, 09/01/2041 (Callable 09/01/2030)	125,000	122,300
Tri-County Behavioral Healthcare
3.90%, 11/01/2039 (Callable 11/01/2034)	1,755,000	1,743,367

	Par	Value
4.00%, 11/01/2054 (Callable 11/01/2034)	$500,000	$467,584
Upper Trinity Regional Water District, 5.00%, 08/01/2032 (Callable 08/01/2028)	265,000	280,224
Viridian Municipal Management District
4.00%, 12/01/2027 (Callable 02/03/2025)	315,000	315,154
4.00%, 12/01/2028 (Callable 02/03/2025)	470,000	470,208
5.00%, 12/01/2029	375,000	401,186
6.25%, 12/01/2029	460,000	512,847
5.00%, 12/01/2030 (Callable 12/01/2029)	220,000	234,534
5.00%, 12/01/2030 (Callable 12/01/2029)	400,000	426,425
4.00%, 12/01/2031 (Callable 12/01/2030)	500,000	510,916
5.00%, 12/01/2031 (Callable 12/01/2029)	245,000	260,249
5.00%, 12/01/2031 (Callable 12/01/2029)	400,000	424,897
5.00%, 12/01/2032 (Callable 12/01/2029)	360,000	381,064
5.00%, 12/01/2032 (Callable 12/01/2029)	650,000	688,032
5.50%, 12/01/2032 (Callable 12/01/2029)	415,000	428,933
4.00%, 12/01/2034 (Callable 12/01/2030)	590,000	593,693
5.00%, 12/01/2034 (Callable 12/01/2029)	565,000	592,796
4.00%, 12/01/2035 (Callable 12/01/2030)	915,000	915,457
4.00%, 12/01/2037 (Callable 12/01/2027)	865,000	856,371
5.75%, 12/01/2037 (Callable 12/01/2029)	690,000	707,474
4.00%, 12/01/2038 (Callable 12/01/2030)	280,000	274,897
5.00%, 12/01/2038 (Callable 12/01/2029)	605,000	630,031
4.00%, 12/01/2039 (Callable 12/01/2030)	350,000	342,698
5.00%, 12/01/2040 (Callable 12/01/2029)	455,000	469,972
4.00%, 12/01/2041 (Callable 12/01/2030)	415,000	401,260
4.00%, 12/01/2041 (Callable 12/01/2030)	200,000	193,378
5.00%, 12/01/2041 (Callable 12/01/2029)	750,000	771,386
5.00%, 12/01/2042 (Callable 12/01/2029)	400,000	410,494
6.00%, 12/01/2043 (Callable 12/01/2029)	1,260,000	1,295,136

The accompanying notes are an integral part of these financial statements.

261

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
5.00%, 12/01/2045 (Callable 12/01/2029)	$100,000	$101,983
5.00%, 12/01/2049 (Callable 12/01/2029)	1,030,000	1,046,833
6.25%, 12/01/2049 (Callable 12/01/2029)	1,300,000	1,342,637
Waller Consolidated Independent School District, 3.00%, 02/15/2040 (Callable 02/15/2030)	865,000	733,025
Waller County Road Improvement District No 1
6.00%, 03/01/2032 (Callable 03/01/2029)	350,000	379,018
6.00%, 03/01/2035 (Callable 03/01/2029)	800,000	859,360
4.00%, 03/01/2037 (Callable 03/01/2029)	885,000	880,065
4.00%, 03/01/2039 (Callable 03/01/2029)	985,000	965,988
4.00%, 03/01/2041 (Callable 03/01/2029)	1,090,000	1,053,479
Washington County Junior College District, 5.00%, 10/01/2028 (Callable 04/01/2026)	500,000	510,272
Williamson County Municipal Utility District No 31
6.50%, 08/15/2029 (Callable 08/15/2028)	295,000	321,914
5.00%, 08/15/2030 (Callable 08/15/2028)	310,000	322,651
4.00%, 08/15/2033 (Callable 08/15/2028)	720,000	726,036
4.00%, 08/15/2035 (Callable 08/15/2028)	805,000	806,115
Willow Point Municipal Utility District
3.00%, 09/01/2032 (Callable 09/01/2030)	560,000	533,087
3.13%, 09/01/2033 (Callable 09/01/2030)	560,000	533,286
3.25%, 09/01/2034 (Callable 09/01/2030)	560,000	533,769
Wimberley Independent School District, 4.00%, 08/15/2031 (Callable 08/15/2027)	355,000	360,990
Wink-Loving Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2026)	500,000	508,885
		607,787,626
Utah - 1.2%
City of Herriman City UT Water Revenue, 4.00%, 01/01/2041 (Callable 01/01/2031)	500,000	494,159

	Par	Value
City of Providence UT Franchise & Sales Tax Revenue, 3.00%, 03/01/2029	$1,200,000	$1,148,457
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2025(c)	525,000	528,218
5.00%, 07/01/2028(c)	1,000,000	1,042,658
5.00%, 07/01/2030 (Callable 07/01/2027)	475,000	493,521
5.00%, 07/01/2042 (Callable 07/01/2027)	4,140,000	4,233,545
City of West Valley City UT Sales Tax Revenue, 0.00%, 07/15/2035(d)	2,060,000	1,170,517
County of Utah UT
5.00%, 05/15/2041 (Callable 05/15/2026)	6,970,000	7,060,500
5.00%, 05/15/2060 (Callable 02/01/2026)(a)	3,160,000	3,227,549
Grand County School District Local Building Authority, 5.00%, 12/15/2037 (Callable 12/15/2025)	870,000	879,290
Utah Charter School Finance Authority
0.00%, 04/15/2025	205,000	202,409
3.00%, 04/15/2027	240,000	235,924
5.00%, 04/15/2027 (Callable 04/15/2026)	365,000	371,711
5.00%, 04/15/2028 (Callable 04/15/2026)	720,000	732,959
4.00%, 04/15/2029	225,000	227,116
5.00%, 10/15/2029 (Callable 10/15/2027)	500,000	515,862
4.00%, 04/15/2030	1,120,000	1,109,755
5.00%, 10/15/2031 (Callable 10/15/2027)	500,000	514,515
5.00%, 10/15/2032 (Callable 10/15/2027)	310,000	318,423
4.00%, 04/15/2037 (Callable 04/15/2032)	500,000	488,564
5.00%, 04/15/2037 (Callable 04/15/2026)	520,000	525,772
5.00%, 04/15/2037 (Callable 04/15/2026)	925,000	935,151
5.00%, 10/15/2043 (Callable 10/15/2027)	1,000,000	1,010,581
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	120,000	119,838
4.50%, 10/21/2052	2,830,750	2,716,730
6.00%, 12/21/2052	1,899,913	1,947,838
6.00%, 02/21/2053	2,602,493	2,701,444
6.50%, 05/21/2053	1,285,340	1,338,078
6.00%, 06/21/2053	1,965,918	2,017,062

The accompanying notes are an integral part of these financial statements.

262

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Utah - (Continued)
6.00%, 07/01/2053 (Callable 01/01/2032)	$2,050,000	$2,191,386
6.50%, 08/21/2053	1,719,472	1,791,096
Utah Infrastructure Agency, 5.50%, 10/15/2045 (Callable 10/15/2032)	725,000	783,284
Utah Telecommunication Open Infrastructure Agency
4.38%, 06/01/2040 (Callable 06/01/2032)	1,750,000	1,781,743
5.50%, 06/01/2040 (Callable 06/01/2032)	1,150,000	1,276,810
		46,132,465
Vermont - 0.1%
City of Burlington VT, 5.00%, 07/01/2028 (Callable 07/01/2027)	275,000	286,593
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2039 (Callable 06/01/2026)	500,000	504,724
Vermont Housing Finance Agency, 3.65%, 11/01/2032 (Callable 02/03/2025)	90,000	89,902
Vermont Municipal Bond Bank, 5.00%, 12/01/2036 (Callable 12/01/2026)	955,000	981,638
Vermont Public Power Supply Authority, 5.00%, 07/01/2028 (Callable 07/01/2027)	500,000	513,411
		2,376,268
Virginia - 1.0%
Charles City County Economic Development Authority, 2.88%, 02/01/2029 (Callable 11/01/2026)	2,330,000	2,256,513
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	10,900,000	11,495,688
Fredericksburg Economic Development Authority, 5.00%, 06/15/2030 (Callable 01/21/2025)	1,000,000	1,005,235
Isle Wight County Industrial Development Authority
5.00%, 07/01/2035 (Callable 07/01/2033)	945,000	1,039,386
5.00%, 07/01/2036 (Callable 07/01/2033)	500,000	547,986
5.25%, 07/01/2043 (Callable 07/01/2033)	1,000,000	1,098,586
Louisa Industrial Development Authority, 3.65%, 11/01/2035(a)	2,800,000	2,824,367

	Par	Value
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026)(a)	$1,500,000	$1,530,479
Rappahannock Regional Jail Authority, 5.00%, 10/01/2027 (Callable 10/01/2025)	510,000	516,728
Richmond Redevelopment & Housing Authority
4.25%, 03/01/2026 (Callable 03/01/2025)(a)	2,805,000	2,807,516
3.45%, 09/01/2046 (Callable 09/01/2027)(a)	2,770,000	2,759,237
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)	2,500,000	2,568,367
Virginia College Building Authority
5.00%, 06/01/2027	300,000	307,186
4.00%, 02/01/2034 (Callable 02/01/2031)	2,000,000	2,068,447
Virginia Housing Development Authority, 3.45%, 04/01/2038 (Callable 01/23/2025)	1,715,000	1,587,995
Virginia Small Business Financing Authority
5.25%, 10/01/2029 (Callable 02/03/2025)	2,500,000	2,501,671
5.00%, 10/01/2042 (Callable 10/01/2032)	1,105,000	1,185,777
		38,101,164
Washington - 1.6%
Eastern Washington University, 3.00%, 10/01/2033 (Callable 10/01/2026)	600,000	546,594
FYI Properties, 5.00%, 06/01/2038 (Callable 06/01/2028)	1,500,000	1,559,900
Grant County Public Hospital District No 1
5.25%, 12/01/2026	650,000	670,232
5.25%, 12/01/2027	1,250,000	1,307,169
5.25%, 12/01/2028	1,315,000	1,391,207
Grant County Public Utility District No 2 Electric Revenue, 2.00%, 01/01/2044 (Callable 09/01/2025)(a)	350,000	344,896
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)	2,110,000	2,175,848
4.00%, 06/01/2029	800,000	810,789
King County Public Hospital District No 1
5.00%, 12/01/2029 (Callable 12/01/2028)	1,050,000	1,110,538
5.00%, 12/01/2030 (Callable 12/01/2026)	1,650,000	1,690,040
5.00%, 12/01/2032 (Callable 12/01/2026)	2,100,000	2,147,056

The accompanying notes are an integral part of these financial statements.

263

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
5.00%, 12/01/2036 (Callable 12/01/2026)	$550,000	$559,575
King County Public Hospital District No 2
5.00%, 12/01/2039 (Callable 12/01/2033)	1,490,000	1,608,175
5.00%, 12/01/2040 (Callable 12/01/2033)	2,230,000	2,403,647
5.00%, 12/01/2041 (Callable 12/01/2033)	1,570,000	1,683,810
5.00%, 12/01/2042 (Callable 12/01/2033)	1,930,000	2,060,813
Lewis & Thurston Counties School District No 401 Centralia, 5.00%, 12/01/2041 (Callable 12/01/2026)	2,000,000	2,043,672
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028	220,000	230,309
5.00%, 01/01/2031 (Callable 01/01/2028)	115,000	119,677
5.00%, 01/01/2038 (Callable 01/01/2029)	2,500,000	2,586,105
5.00%, 01/01/2039 (Callable 01/01/2028)	1,500,000	1,534,256
Pike Place Market Preservation & Development Authority, 5.00%, 12/01/2040 (Callable 12/01/2025)	500,000	501,636
Port of Bellingham WA
5.00%, 12/01/2025(c)	365,000	368,246
5.00%, 12/01/2026(c)	380,000	388,011
Public Hospital District 1A of Whitman County
5.50%, 12/01/2038 (Callable 12/01/2033)	375,000	427,616
5.50%, 12/01/2043 (Callable 12/01/2033)	735,000	823,552
State of Washington
5.00%, 07/01/2035 (Callable 07/01/2028)	1,030,000	1,080,829
5.00%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,375,216
Tacoma Metropolitan Park District
5.00%, 12/01/2025	375,000	381,615
4.00%, 12/01/2028	2,495,000	2,573,598
4.00%, 12/01/2029 (Callable 12/01/2028)	1,735,000	1,783,605
4.00%, 12/01/2030 (Callable 12/01/2028)	795,000	816,408
4.00%, 12/01/2030 (Callable 12/01/2026)	550,000	556,919
4.00%, 12/01/2031 (Callable 12/01/2027)	410,000	416,791

	Par	Value
5.00%, 12/01/2033 (Callable 12/01/2027)	$585,000	$610,710
5.00%, 12/01/2033 (Callable 12/01/2026)	500,000	514,164
5.00%, 12/01/2035 (Callable 12/01/2027)	335,000	348,778
5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	519,719
Vancouver Housing Authority
5.00%, 10/01/2027 (Callable 10/01/2026)	1,465,000	1,501,765
5.00%, 10/01/2027 (Callable 10/01/2026)	1,050,000	1,076,350
4.00%, 08/01/2034 (Callable 08/01/2031)	6,000,000	5,975,625
Washington Health Care Facilities Authority
5.00%, 10/01/2027	2,510,000	2,615,121
5.00%, 10/01/2030 (Callable 10/01/2028)	440,000	458,793
5.00%, 08/15/2033 (Callable 02/15/2028)	500,000	516,341
5.00%, 08/15/2037 (Callable 02/15/2028)	3,015,000	3,093,853
5.00%, 10/01/2038 (Callable 04/01/2030)	2,200,000	2,339,230
Washington State Housing Finance Commission
2.40%, 06/01/2025	810,000	803,183
5.00%, 02/01/2028 (Callable 02/01/2027)(a)	1,200,000	1,236,539
4.00%, 06/01/2049 (Callable 06/01/2028)	240,000	240,158
		61,928,679
West Virginia - 0.1%
Glenville State College, 4.00%, 06/01/2027	930,000	907,036
State of West Virginia, 5.00%, 06/01/2037 (Callable 06/01/2028)	500,000	522,585
West Virginia Economic Development Authority, 3.75%, 12/01/2042(a)	2,500,000	2,501,072
West Virginia Hospital Finance Authority, 4.00%, 06/01/2029 (Callable 06/01/2026)	450,000	453,392
		4,384,085
Wisconsin - 2.8%
Appleton Redevelopment Authority, 2.65%, 06/01/2036 (Callable 01/02/2025)(a)	2,500,000	2,500,000
City of Monona WI Water & Sewer System Revenue, 4.00%, 02/01/2026 (Callable 02/03/2025)	1,650,000	1,650,578

The accompanying notes are an integral part of these financial statements.

264

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2025(c)	$820,000	$832,708
5.00%, 12/01/2025(c)	680,000	690,538
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	2,300,000	2,308,980
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	2,285,000	2,311,711
Drummond Area School District, 5.00%, 03/01/2039 (Callable 03/01/2032)	1,650,000	1,755,101
Prescott School District
4.00%, 03/01/2037 (Callable 03/01/2030)	1,130,000	1,136,304
4.00%, 03/01/2037 (Callable 03/01/2030)	370,000	387,400
Public Finance Authority
3.00%, 04/01/2025(b)	65,000	64,742
5.00%, 06/15/2025	220,000	220,467
5.00%, 10/01/2027(b)	2,075,000	2,110,048
0.00%, 09/01/2028 (Callable 09/01/2026)(d)	130,000	113,991
5.00%, 10/01/2028(b)	1,125,000	1,148,858
9.00%, 11/01/2028 (Callable 11/01/2027)(b)	3,085,000	3,248,324
5.50%, 12/15/2028 (Callable 06/01/2025)(b)	4,200,000	4,207,767
5.00%, 10/01/2029(b)	1,000,000	1,026,338
6.13%, 12/15/2029 (Callable 12/15/2027)(b)	3,800,000	3,778,030
5.00%, 07/01/2030(c)	1,110,000	1,159,837
5.00%, 10/01/2034 (Callable 10/01/2029)(b)	2,750,000	2,789,587
5.00%, 07/01/2035 (Callable 07/01/2028)	400,000	415,272
4.00%, 04/01/2042 (Callable 04/01/2032)(b)	50,000	52,361
5.00%, 10/01/2044 (Callable 04/01/2029)	1,750,000	1,800,044
4.00%, 04/01/2052 (Callable 04/01/2032)(b)	45,000	47,124
University of Wisconsin Hospitals & Clinics, 5.00%, 04/01/2043 (Callable 10/01/2028)	4,345,000	4,444,617
Village of Crivitz WI
5.00%, 04/01/2031	350,000	360,097
4.20%, 04/01/2032 (Callable 04/01/2031)	375,000	368,075
4.25%, 04/01/2033 (Callable 04/01/2031)	375,000	366,196
4.30%, 04/01/2034 (Callable 04/01/2031)	375,000	363,845

	Par	Value
Village of Kewaskum WI
5.00%, 04/01/2031	$320,000	$337,054
5.00%, 04/01/2034 (Callable 04/01/2033)	640,000	663,565
4.25%, 04/01/2036 (Callable 04/01/2033)	640,000	609,110
4.50%, 04/01/2040 (Callable 04/01/2033)	645,000	618,043
4.50%, 04/01/2041 (Callable 04/01/2033)	175,000	167,024
4.63%, 04/01/2042 (Callable 04/01/2033)	625,000	598,707
Village of Mount Pleasant WI
3.00%, 03/01/2027 (Callable 02/03/2025)	800,000	788,829
4.00%, 04/01/2035 (Callable 04/01/2028)	1,795,000	1,818,886
5.00%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,048,456
4.00%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,004,450
5.00%, 04/01/2038 (Callable 04/01/2028)	1,000,000	1,045,519
5.00%, 04/01/2048 (Callable 04/01/2028)	565,000	577,471
Waunakee Community School District, 4.38%, 04/01/2044	5,000,000	5,030,636
Whitehall School District, 4.00%, 03/01/2031 (Callable 03/01/2030)	600,000	617,741
Wisconsin Center District
0.00%, 12/15/2027(d)	525,000	469,359
0.00%, 12/15/2027(d)	220,000	195,548
5.00%, 12/15/2027 (Callable 06/15/2026)	500,000	513,440
0.00%, 12/15/2028(d)	1,045,000	893,672
0.00%, 12/15/2028(d)	255,000	218,920
5.00%, 12/15/2028 (Callable 06/15/2026)	595,000	611,421
0.00%, 12/15/2029(d)	315,000	259,609
0.00%, 12/15/2030(d)	1,325,000	1,041,601
0.00%, 12/15/2030(d)	460,000	363,729
0.00%, 12/15/2031(d)	50,000	37,586
0.00%, 12/15/2034 (Callable 12/15/2030)(d)	615,000	401,048
5.25%, 12/15/2061 (Callable 12/15/2030)(b)	1,000,000	1,005,492
Wisconsin Health & Educational Facilities Authority
5.00%, 03/01/2025 (Callable 01/23/2025)	840,000	840,334
5.00%, 11/01/2025	245,000	244,715
5.00%, 12/01/2025	135,000	136,763
5.00%, 03/01/2026 (Callable 01/23/2025)	820,000	820,323

The accompanying notes are an integral part of these financial statements.

265

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Wisconsin - (Continued)
5.00%, 07/01/2026 (Callable 01/23/2025)	$50,000	$50,073
5.00%, 12/01/2026 (Callable 01/23/2025)	1,290,000	1,290,805
5.00%, 03/01/2027 (Callable 01/23/2025)	1,095,000	1,095,085
5.00%, 08/01/2027 (Callable 07/01/2026)(b)	13,250,000	13,471,792
5.00%, 02/15/2028	3,205,000	3,357,153
5.00%, 02/15/2028 (Callable 02/15/2027)	575,000	586,282
5.00%, 03/01/2028 (Callable 01/23/2025)	830,000	830,070
5.00%, 08/15/2028 (Callable 02/03/2025)	1,025,000	1,026,880
5.00%, 11/01/2028 (Callable 11/01/2026)	470,000	471,048
5.00%, 12/01/2028 (Callable 11/01/2026)	395,000	406,715
5.00%, 11/01/2030 (Callable 11/01/2026)	515,000	514,665
5.00%, 10/01/2031 (Callable 10/01/2029)	250,000	267,551
5.00%, 04/01/2033 (Callable 10/01/2028)	2,130,000	2,245,251
5.00%, 04/01/2034 (Callable 04/01/2027)	550,000	567,146
4.00%, 10/15/2034 (Callable 10/15/2031)	1,000,000	1,010,222
4.00%, 11/15/2034 (Callable 05/15/2026)	1,000,000	999,694
4.38%, 06/01/2039 (Callable 02/03/2025)	230,000	224,031
5.00%, 12/01/2045 (Callable 12/01/2032)	2,000,000	2,104,950
5.25%, 12/01/2048 (Callable 12/01/2032)	3,000,000	3,184,210
5.00%, 02/15/2051 (Callable 08/15/2026)(a)	1,650,000	1,680,413
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (Callable 12/01/2026)(a)	1,381,000	1,422,166
5.00%, 11/01/2058 (Callable 02/01/2027)(a)	2,860,000	2,950,571
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
1.90%, 03/01/2032 (Callable 09/01/2030)	855,000	720,153
4.00%, 03/01/2048 (Callable 03/01/2027)	1,390,000	1,388,986
4.25%, 03/01/2049 (Callable 09/01/2028)	760,000	764,689

	Par	Value
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054 (Callable 05/01/2025)(a)	$1,910,000	$1,911,244
		109,179,836
Wyoming - 0.3%
County of Laramie WY
4.00%, 05/01/2030	720,000	733,794
4.00%, 05/01/2032 (Callable 05/01/2031)	525,000	532,920
4.00%, 05/01/2034 (Callable 05/01/2031)	645,000	652,289
4.00%, 05/01/2036 (Callable 05/01/2031)	1,000,000	1,003,337
4.00%, 05/01/2037 (Callable 05/01/2031)	225,000	224,418
Snake River Sporting Club Improvement & Service District
4.25%, 07/15/2044 (Callable 07/15/2032)	1,000,000	1,001,815
5.50%, 07/15/2048 (Callable 07/15/2032)	1,480,000	1,588,223
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	4,500,000	4,496,993
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	650,000	650,422
		10,884,211
TOTAL MUNICIPAL BONDS (Cost $3,856,870,283)		3,836,903,761
U.S. TREASURY SECURITIES - 1.5%
United States Treasury Note/Bond
4.13%, 06/15/2026	20,000,000	19,964,844
4.38%, 08/31/2028	10,000,000	10,006,641
4.13%, 10/31/2029	30,000,000	29,650,781
TOTAL U.S. TREASURY SECURITIES (Cost $59,442,934)		59,622,266
	Shares
SHORT-TERM INVESTMENTS - 0.0%(e)
Money Market Funds - 0.0%(e)
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.70%(f)	915,432	915,432
TOTAL SHORT-TERM INVESTMENTS (Cost $915,432)		915,432
TOTAL INVESTMENTS - 98.8% (Cost $3,917,228,649)		$3,897,441,459
Other Assets in Excess of Liabilities - 1.2%		49,097,329
TOTAL NET ASSETS - 100.0%		$3,946,538,788

The accompanying notes are an integral part of these financial statements.

266

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)
Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $148,009,761 or 3.8% of the Fund’s net assets.

(c)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $122,185,043 or 3.1% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

267

Baird Core Intermediate Municipal Bond Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Core Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$3,836,903,761	$—	$3,836,903,761
U.S. Treasury Securities	—	59,622,266	—	59,622,266
Money Market Funds	915,432	—	—	915,432
Total Investments	$915,432	$3,896,526,027	$—	$3,897,441,459

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

268

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
MUNICIPAL BONDS - 97.6%
Alabama - 4.5%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)	$500,000	$543,363
Alabama Special Care Facilities Financing Authority-Birmingham AL, 5.00%, 06/01/2026 (Callable 06/01/2025)	110,000	110,630
Black Belt Energy Gas District
4.00%, 12/01/2049 (Callable 09/01/2025)(a)	100,000	100,110
5.00%, 05/01/2053(a)	750,000	776,972
Chilton County Health Care Authority, 3.00%, 11/01/2027 (Callable 11/01/2025)	100,000	97,888
Clarke-Mobile Counties Gas District, 5.00%, 10/01/2031	1,580,000	1,723,077
County of Jefferson AL Sewer Revenue, 5.50%, 10/01/2053 (Callable 10/01/2033)	1,000,000	1,084,039
Houston County Board of Education, 2.00%, 12/01/2040 (Callable 12/01/2030)	445,000	306,200
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034(a)	600,000	603,244
Jacksonville Public Educational Building Authority, 5.00%, 08/01/2056 (Callable 08/01/2034)	2,500,000	2,574,502
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)	500,000	523,362
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032)(a)	500,000	529,478
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2026	475,000	485,788
5.00%, 11/01/2027	300,000	310,345
5.00%, 11/01/2035 (Callable 11/01/2034)	650,000	673,784
5.50%, 01/01/2053 (Callable 09/01/2029)(a)	250,000	266,287
5.00%, 01/01/2054 (Callable 03/01/2030)(a)	1,250,000	1,315,068
5.25%, 01/01/2054 (Callable 04/01/2029)(a)	1,000,000	1,053,006
		13,077,143
Alaska - 0.3%
CIVICVentures/AK, 5.00%, 09/01/2027 (Callable 09/01/2025)	200,000	200,966
Municipality of Anchorage AK, 5.50%, 02/01/2045 (Callable 02/01/2034)(b)	500,000	535,791
		736,757

	Par	Value
Arizona - 2.2%
Arizona Industrial Development Authority
5.00%, 07/01/2026(c)	$215,000	$216,342
4.00%, 07/15/2027(c)	125,000	124,934
4.75%, 12/15/2028 (Callable 12/15/2026)(c)	185,000	187,376
4.00%, 07/15/2030 (Callable 07/15/2027)(c)	225,000	220,009
5.00%, 10/01/2030 (Callable 10/01/2026)(c)	100,000	96,424
4.00%, 07/01/2032 (Callable 01/01/2028)	100,000	98,940
4.50%, 04/01/2044 (Callable 04/01/2033)	590,000	585,021
5.25%, 11/01/2053 (Callable 11/01/2032)	1,250,000	1,339,433
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 01/23/2025)	230,000	226,954
4.00%, 05/15/2031 (Callable 01/23/2025)	500,000	481,661
2.13%, 07/01/2033 (Callable 07/01/2029)(b)	730,000	588,532
Industrial Development Authority of the County of Pima, 4.00%, 07/01/2029	25,000	24,734
Maricopa County School District No 83-Cartwright Elementary
5.00%, 07/01/2040 (Callable 07/01/2033)	500,000	547,580
5.00%, 07/01/2042 (Callable 07/01/2033)	875,000	950,696
Town of Marana AZ Pledged Excise Revenue
5.00%, 07/01/2037 (Callable 07/01/2029)	190,000	201,866
5.00%, 07/01/2038 (Callable 07/01/2029)	225,000	238,479
5.00%, 07/01/2039 (Callable 07/01/2029)	225,000	237,786
		6,366,767
Arkansas - 0.8%
Arkadelphia Water & Sewer System, 5.00%, 12/01/2053 (Callable 06/01/2029)	450,000	462,990
Arkansas Development Finance Authority, 5.00%, 02/01/2036 (Callable 02/01/2031)	790,000	807,248
Batesville Public Facilities Board, 5.00%, 06/01/2026	150,000	149,711
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)	90,000	86,729

The accompanying notes are an integral part of these financial statements.

269

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Arkansas - (Continued)
City of West Memphis AR Public Utility System Revenue
3.00%, 12/01/2041 (Callable 12/01/2028)	$380,000	$311,659
4.25%, 12/01/2054 (Callable 12/01/2031)	500,000	477,078
		2,295,415
California - 4.5%
California Community Choice Financing Authority
5.25%, 01/01/2054 (Callable 10/01/2030)(a)	200,000	212,458
5.00%, 01/01/2056 (Callable 05/01/2033)(a)	1,000,000	1,090,103
California Housing Finance Agency
3.75%, 03/25/2035	478,100	470,390
4.38%, 09/20/2036	493,929	505,087
California Municipal Finance Authority, 4.00%, 12/01/2043 (Callable 12/01/2034)	1,000,000	966,197
California Pollution Control Financing Authority, 5.00%, 07/01/2029(c)	250,000	258,008
California Public Finance Authority
2.38%, 11/15/2028 (Callable 01/23/2025)(c)	110,000	107,412
3.13%, 05/15/2029 (Callable 01/23/2025)(c)	250,000	243,528
6.38%, 06/01/2059 (Callable 06/01/2031)(c)	130,000	123,869
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026)(a)	750,000	745,998
City of Los Angeles Department of Airports, 5.00%, 05/15/2033 (Callable 05/15/2029)(b)	500,000	525,781
City of Vernon CA Electric System Revenue, 5.00%, 08/01/2025	500,000	504,921
El Dorado Irrigation District, 5.00%, 03/01/2044 (Callable 03/01/2034)	300,000	328,454
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036	710,721	630,338
2.25%, 09/25/2037	1,378,119	1,107,601
3.16%, 12/25/2038	499,594	426,790
Los Alamitos Unified School District, 6.05%, 08/01/2042 (Callable 08/01/2029)	375,000	412,973
Mayers Memorial Hospital District
0.00%, 08/01/2029(d)	160,000	128,598
0.00%, 08/01/2030(d)	360,000	273,433
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	175,000	184,009
Needles Unified School District, 0.00%, 08/01/2041	850,000	701,177

	Par	Value
Orland Unified School District, 0.00%, 08/01/2047 (Callable 08/01/2037)(d)	$260,000	$208,275
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041 (Callable 05/15/2032)	330,000	362,655
San Francisco City & County Airport Comm-San Francisco International Airport, 5.75%, 05/01/2048 (Callable 05/01/2033)(b)	1,000,000	1,102,345
San Ysidro School District, 0.00%, 08/01/2031(d)	600,000	471,978
Siskiyou Community College District, 0.00%, 08/01/2031(d)	240,000	189,770
Stockton Unified School District, 0.00%, 08/01/2050 (Callable 08/01/2037)(d)	500,000	565,178
		12,847,326
Colorado - 1.8%
Baseline Metropolitan District No 1, 4.00%, 12/01/2046 (Callable 12/01/2029)	1,000,000	945,130
Colorado Bridge Enterprise
4.00%, 12/31/2030 (Callable 12/31/2027)(b)	750,000	747,438
4.00%, 06/30/2031 (Callable 12/31/2027)(b)	250,000	248,841
Colorado Educational & Cultural Facilities Authority
5.00%, 10/01/2028 (Callable 10/01/2025)	350,000	338,738
2.00%, 09/01/2030 (Callable 09/01/2028)	80,000	72,540
5.00%, 10/01/2030 (Callable 10/01/2025)	420,000	399,455
5.00%, 12/01/2038 (Callable 12/01/2028)	75,000	77,175
Colorado Housing and Finance Authority, 3.50%, 11/01/2043 (Callable 05/01/2026)(a)	500,000	498,856
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)	500,000	512,569
Denver Health & Hospital Authority, 5.00%, 12/01/2033 (Callable 12/01/2029)	100,000	103,521
Grand River Hospital District, 5.25%, 12/01/2031 (Callable 12/01/2028)	75,000	79,124
Regional Transportation District, 4.00%, 07/15/2039	115,000	112,634
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 01/23/2025)	141,000	115,918

The accompanying notes are an integral part of these financial statements.

270

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Colorado - (Continued)
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)	$1,000,000	$1,062,418
		5,314,357
Connecticut - 1.2%
Connecticut Housing Finance Authority
1.70%, 11/15/2028(b)	1,465,000	1,310,276
2.75%, 11/15/2052 (Callable 02/03/2025)(a)	85,000	84,624
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2029 (Callable 07/01/2028)	40,000	39,752
4.00%, 07/01/2031 (Callable 07/01/2028)	30,000	29,525
2.95%, 07/01/2049(a)	1,000,000	991,515
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2026(b)	400,000	409,219
5.00%, 11/15/2033(b)	540,000	573,050
		3,437,961
Delaware - 0.4%
Delaware State Housing Authority, 6.00%, 01/01/2055 (Callable 07/01/2033)	1,000,000	1,089,625
District of Columbia - 0.4%
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)	1,000,000	1,100,665
Florida - 5.2%
Brevard County Health Facilities Authority, 5.00%, 04/01/2052 (Callable 04/01/2032)	750,000	776,142
Capital Trust Agency, Inc., 3.38%, 07/01/2031(c)	380,000	363,989
City of Cape Coral FL Water & Sewer Revenue
5.25%, 10/01/2048 (Callable 10/01/2033)	750,000	821,598
5.65%, 03/01/2054 (Callable 03/01/2033)	1,000,000	1,097,745
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	550,000	612,611
City of Gainesville FL Utilities System Revenue, 5.00%, 10/01/2051 (Callable 10/01/2031)	1,000,000	1,051,567
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,080,160

	Par	Value
5.25%, 10/01/2057 (Callable 10/01/2032)	$750,000	$803,046
County of Miami-Dade FL Transit System, 5.00%, 07/01/2049 (Callable 07/01/2032)	2,000,000	2,112,570
County of Okeechobee FL Half-Cent Sales Tax Revenue, 5.00%, 09/01/2044 (Callable 09/01/2034)	435,000	463,390
County of Pasco FL, 5.00%, 09/01/2048 (Callable 03/01/2033)	500,000	522,271
County of Sarasota FL Utility System Revenue, 5.25%, 10/01/2047 (Callable 10/01/2032)	1,000,000	1,089,097
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027)(c)	500,000	503,914
5.00%, 08/15/2032(c)	455,000	448,446
Florida Housing Finance Corp., 4.20%, 01/01/2045 (Callable 01/01/2028)	40,000	38,296
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 10/01/2025)(b)	1,000,000	1,009,070
5.00%, 10/01/2036 (Callable 10/01/2027)(b)	1,000,000	1,023,220
Palm Beach County Educational Facilities Authority
4.00%, 10/01/2027	260,000	259,706
4.00%, 10/01/2028	270,000	269,243
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026)(a)(c)	500,000	495,908
		14,841,989
Georgia - 1.6%
Bartow County Development Authority
3.95%, 12/01/2032(a)	500,000	509,841
2.88%, 08/01/2043(a)	200,000	199,213
DeKalb County Housing Authority, 4.00%, 12/01/2033 (Callable 12/01/2030)	1,000,000	990,725
Development Authority of Burke County, 2.75%, 01/01/2052 (Callable 05/03/2031)	500,000	329,482
Development Authority of Monroe County, 1.50%, 01/01/2039(a)	500,000	498,335
Georgia Municipal Association, Inc., 4.00%, 01/01/2055 (Callable 01/01/2035)	1,550,000	1,449,440
Main Street Natural Gas, Inc.
4.00%, 08/01/2052 (Callable 05/01/2027)(a)(c)	400,000	395,390
5.00%, 12/01/2052 (Callable 03/01/2029)(a)	350,000	364,446
		4,736,872

The accompanying notes are an integral part of these financial statements.

271

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Idaho - 0.4%
Idaho Housing & Finance Association
4.13%, 05/01/2039 (Callable 05/01/2032)	$450,000	$432,464
3.00%, 05/01/2042 (Callable 05/01/2032)	340,000	267,336
5.75%, 05/01/2058 (Callable 05/01/2031)	500,000	524,086
		1,223,886
Illinois - 9.2%
Chicago Board of Education
0.00%, 12/01/2025(d)	500,000	482,030
5.50%, 12/01/2026	40,000	40,343
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)	375,000	410,399
Chicago Midway International Airport
5.00%, 01/01/2027(b)	500,000	512,447
5.00%, 01/01/2029 (Callable 01/01/2026)(b)	365,000	368,328
Chicago O’Hare International Airport
5.00%, 01/01/2033 (Callable 01/01/2027)(b)	1,500,000	1,525,347
5.50%, 01/01/2055 (Callable 01/01/2032)(b)	300,000	316,160
City of Chicago IL, 0.00%, 01/01/2027(d)	100,000	93,288
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2042 (Callable 01/01/2034)	1,250,000	1,355,476
City of Chicago IL Waterworks Revenue, 5.00%, 11/01/2029 (Callable 11/01/2026)	1,050,000	1,080,172
Cook County School District No 86 Harwood Heights, 5.00%, 12/01/2039 (Callable 12/01/2033)	325,000	351,122
Exceptional Children Have Opportunities, 4.00%, 12/01/2035 (Callable 12/01/2029)	150,000	151,297
Illinois Finance Authority
5.00%, 03/01/2030 (Callable 03/01/2027)	390,000	399,102
5.00%, 11/01/2031 (Callable 11/01/2026)	135,000	137,056
5.00%, 02/15/2032 (Callable 08/15/2027)	500,000	508,198
5.00%, 05/15/2033 (Callable 11/15/2028)	640,000	660,551
5.00%, 10/01/2034 (Callable 10/01/2030)	775,000	805,156
5.00%, 02/15/2036 (Callable 02/15/2027)	400,000	409,915

	Par	Value
5.00%, 02/15/2037 (Callable 08/15/2027)	$955,000	$964,803
4.13%, 11/15/2037 (Callable 11/15/2025)	60,000	58,387
5.00%, 11/15/2039 (Callable 05/15/2025)	300,000	300,733
5.25%, 04/01/2044 (Callable 04/01/2034)	1,200,000	1,259,872
5.25%, 04/01/2047 (Callable 04/01/2034)	500,000	547,322
5.25%, 04/01/2049 (Callable 04/01/2034)	350,000	380,599
5.00%, 10/01/2049 (Callable 10/01/2034)(c)	840,000	804,175
Illinois Sports Facilities Authority, 5.00%, 06/15/2030	1,000,000	1,045,215
Illinois State Toll Highway Authority, 5.00%, 01/01/2045 (Callable 01/01/2031)	580,000	616,157
Lake County Community Unit School District No 187 North Chicago, 5.00%, 01/01/2031	625,000	669,490
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2029(d)	100,000	85,628
0.00%, 12/15/2034(d)	700,000	479,758
0.00%, 12/15/2042 (Callable 06/15/2038)(d)	150,000	110,192
Moultrie Shelby & Coles Counties Community Unit School District No 300, 5.00%, 12/01/2044 (Callable 06/01/2029)	890,000	920,614
Northern Illinois University, 5.50%, 04/01/2049 (Callable 04/01/2034)	2,000,000	2,125,222
Sangamon & Christian Counties Community Unit School District No 3A Rochester, 5.50%, 02/01/2038 (Callable 02/01/2032)	450,000	489,455
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2044 (Callable 01/01/2034)	250,000	263,594
5.00%, 01/01/2049 (Callable 01/01/2034)	1,000,000	1,040,151
5.00%, 01/01/2054 (Callable 01/01/2034)	1,350,000	1,399,370
State of Illinois, 5.00%, 03/01/2027	200,000	206,987
Upper Illinois River Valley Development Authority, 5.00%, 01/01/2045 (Callable 01/01/2027)(c)	200,000	193,854
Village of Romeoville IL, 5.00%, 10/01/2035 (Callable 04/01/2025)	300,000	290,697
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)	1,000,000	1,045,929

The accompanying notes are an integral part of these financial statements.

272

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - (Continued)
Will County Community High School District No 210 Lincoln-Way, 4.00%, 01/01/2034 (Callable 01/01/2029)	$100,000	$99,611
Will County Community High School District No. 210
0.00%, 01/01/2027(d)	95,000	88,001
0.00%, 01/01/2033(d)	570,000	410,406
Winnebago County Community Unit School District No 320 South Beloit, 5.00%, 02/01/2032	400,000	433,348
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, 5.00%, 11/01/2044 (Callable 03/10/2025)(a)	500,000	499,927
		26,435,884
Indiana - 2.3%
Boone County Building Corp., 5.25%, 08/01/2038 (Callable 02/01/2032)	1,235,000	1,331,298
Carmel Redevelopment Authority, 1.13%, 01/15/2044 (Callable 07/15/2032)	945,000	525,905
City of Carmel IN Waterworks Revenue, 4.00%, 05/01/2043 (Callable 05/01/2032)	400,000	381,777
City of La Porte IN Sewage Works Revenue, 3.75%, 09/01/2029 (Callable 09/01/2025)	1,000,000	972,219
Fishers Town Hall Building Corp., 5.63%, 07/15/2048 (Callable 01/15/2034)	25,000	28,347
Hammond Local Public Improvement Bond Bank, 5.50%, 07/15/2036 (Callable 07/15/2030)	500,000	528,843
Indiana Finance Authority
2.50%, 11/01/2030	100,000	91,161
5.75%, 06/01/2048 (Callable 12/01/2033)	500,000	544,796
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)	100,000	101,086
Noblesville Community Development Corp., 5.00%, 08/01/2039 (Callable 02/01/2034)	1,785,000	1,922,512
St Joseph County Airport Authority, 0.01%, 07/01/2028(b)	155,000	134,547
		6,562,491
Iowa - 1.0%
City of Coralville IA, 4.00%, 06/01/2025 (Callable 02/03/2025)	100,000	99,532
City of Stuart IA, 4.75%, 06/01/2026 (Callable 06/01/2025)	680,000	680,780

	Par	Value
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030)(c)	$250,000	$234,623
6.00%, 11/01/2042 (Callable 11/01/2041)(c)	1,000,000	982,941
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026)(a)	730,000	741,440
		2,739,316
Kansas - 0.6%
City of Coffeyville KS Electric System Revenue, 5.00%, 06/01/2025(c)	100,000	100,451
City of Osawatomie KS, 3.75%, 03/01/2027 (Callable 03/01/2025)	500,000	499,807
City of Wichita KS, 5.25%, 05/15/2039 (Callable 05/15/2031)	1,000,000	1,004,490
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027(d)	205,000	181,667
		1,786,415
Kentucky - 1.2%
Garrard County School District Finance Corp., 5.00%, 08/01/2037 (Callable 08/01/2031)	810,000	868,623
Kenton County Airport Board, 5.00%, 01/01/2031(b)	800,000	857,063
Kentucky Economic Development Finance Authority
0.00%, 10/01/2027(d)	200,000	177,679
5.00%, 07/01/2033 (Callable 07/01/2025)	200,000	200,754
Kentucky Public Energy Authority
5.00%, 07/01/2027	525,000	539,620
4.00%, 12/01/2050 (Callable 03/01/2026)(a)	250,000	250,843
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2047 (Callable 07/01/2026)(a)	500,000	513,025
		3,407,607
Louisiana - 0.7%
Louisiana Housing Corp., 5.00%, 07/01/2046 (Callable 02/01/2026)(a)	500,000	508,624
Louisiana Public Facilities Authority, 5.00%, 10/01/2025	250,000	252,239
Parish of St John the Baptist LA, 3.30%, 06/01/2037(a)	1,000,000	984,311
Plaquemines Port Harbor & Terminal District, 4.00%, 03/15/2025	250,000	249,972
		1,995,146
Maine - 0.6%
City of Lewiston ME, 1.38%, 02/15/2033 (Callable 02/15/2028)	345,000	266,309

The accompanying notes are an integral part of these financial statements.

273

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maine - (Continued)
Finance Authority of Maine, 4.63%, 12/01/2047 (Callable 12/23/2034)(a)(b)(c)	$750,000	$751,310
Maine Health & Higher Educational Facilities Authority, 5.00%, 07/01/2037 (Callable 07/01/2030)	600,000	638,864
		1,656,483
Maryland - 0.6%
Maryland Community Development Administration, 4.70%, 03/01/2046 (Callable 03/01/2031)	400,000	401,073
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)	500,000	519,852
Maryland Health & Higher Educational Facilities Authority, 5.00%, 01/01/2030	100,000	105,120
Montgomery County Housing Opportunities Commission, 5.13%, 01/01/2053 (Callable 01/01/2034)	700,000	748,862
		1,774,907
Massachusetts - 0.7%
Massachusetts Development Finance Agency
5.00%, 07/15/2025(c)	50,000	50,144
5.25%, 10/01/2033	775,000	800,254
5.00%, 07/01/2044 (Callable 07/01/2027)	500,000	504,470
Massachusetts Educational Financing Authority
2.00%, 07/01/2037 (Callable 07/01/2031)(b)	305,000	262,909
4.25%, 07/01/2044 (Callable 07/01/2033)(b)	400,000	388,038
		2,005,815
Michigan - 3.6%
Allegan Public School District, 5.00%, 05/01/2037 (Callable 05/01/2033)	250,000	276,338
Ann Arbor School District, 3.00%, 05/01/2027	780,000	773,253
City of Detroit MI, 6.00%, 05/01/2043 (Callable 05/01/2033)	790,000	884,368
Flat Rock Community School District, 5.00%, 05/01/2041 (Callable 05/01/2032)	350,000	373,991
Fraser Public School District
5.00%, 05/01/2038 (Callable 05/01/2033)	400,000	437,128
5.00%, 05/01/2039 (Callable 05/01/2033)	180,000	193,398

	Par	Value
5.00%, 05/01/2048 (Callable 05/01/2033)	$475,000	$496,809
Gobles Public Schools
5.00%, 05/01/2046 (Callable 05/01/2034)	850,000	904,792
5.00%, 05/01/2050 (Callable 05/01/2034)	630,000	670,001
Michigan Finance Authority
4.50%, 10/01/2029 (Callable 01/17/2025)	370,000	370,187
5.00%, 05/15/2035 (Callable 05/15/2025)	1,010,000	1,013,572
5.00%, 11/15/2041 (Callable 11/15/2026)	500,000	507,929
5.00%, 07/01/2044 (Callable 02/03/2025)	800,000	800,433
Michigan Strategic Fund, 5.00%, 12/31/2043 (Callable 12/31/2028)(b)	305,000	309,372
Okemos Public Schools
5.00%, 05/01/2040 (Callable 05/01/2034)	300,000	329,987
5.00%, 05/01/2041 (Callable 05/01/2034)	400,000	435,431
Rockford Public Schools, 5.00%, 05/01/2040 (Callable 05/01/2033)	500,000	541,308
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)	1,000,000	1,055,053
		10,373,350
Minnesota - 1.3%
City of Virginia MN, 5.00%, 12/15/2026 (Callable 06/15/2025)	1,000,000	1,003,561
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.52%, 08/25/2041 (Callable 08/25/2041)(a)	998,003	992,988
Housing & Redevelopment Authority of The City of St Paul Minnesota, 5.00%, 12/01/2036 (Callable 12/01/2030)	150,000	156,375
Minnesota Housing Finance Agency
4.50%, 01/01/2043 (Callable 01/01/2033)	500,000	500,340
4.25%, 01/01/2049 (Callable 01/01/2028)	155,000	155,797
6.50%, 07/01/2054 (Callable 07/01/2033)	730,000	802,664
Northern Municipal Power Agency
5.00%, 01/01/2039 (Callable 01/01/2031)	125,000	132,797
5.00%, 01/01/2040 (Callable 01/01/2031)	100,000	105,829
		3,850,351

The accompanying notes are an integral part of these financial statements.

274

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Mississippi - 0.8%
City of Gulfport MS, 5.00%, 07/01/2026	$100,000	$101,333
County of Hinds MS
4.00%, 11/01/2034 (Callable 11/01/2025)	100,000	93,528
4.63%, 09/01/2054 (Callable 09/01/2029)(c)	500,000	494,699
County of Madison MS, 4.00%, 09/01/2044 (Callable 09/01/2034)	100,000	97,260
Mississippi Development Bank
5.00%, 11/01/2030 (Callable 11/01/2027)	100,000	97,702
4.00%, 05/01/2044 (Callable 05/01/2033)	360,000	342,002
5.25%, 03/01/2045 (Callable 03/01/2028)	150,000	150,533
5.00%, 05/01/2052 (Callable 05/01/2034)	1,000,000	1,042,659
		2,419,716
Missouri - 4.2%
Boonville School District No R-1/MO, 5.00%, 03/01/2043 (Callable 03/01/2029)	1,600,000	1,659,139
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)	1,000,000	1,002,279
City of Kansas City MO, 0.00%, 02/01/2029(d)	635,000	534,459
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)	300,000	315,763
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2039 (Callable 04/01/2033)	600,000	632,243
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2025	150,000	149,540
5.00%, 11/15/2032 (Callable 11/15/2025)	1,200,000	1,210,880
5.00%, 11/15/2033 (Callable 11/15/2030)	360,000	389,133
Missouri Housing Development Commission
2.35%, 11/01/2046 (Callable 05/01/2030)	1,000,000	681,938
6.00%, 05/01/2055 (Callable 05/01/2033)	500,000	550,113
Missouri Joint Municipal Electric Utility Commission, 5.00%, 06/01/2034	870,000	976,111
Monarch-Chesterfield Levee District, 4.13%, 03/01/2044 (Callable 03/01/2034)	1,000,000	976,090

	Par	Value
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026	$55,000	$54,939
3.88%, 10/01/2035 (Callable 10/01/2029)	555,000	499,546
5.00%, 04/01/2038 (Callable 04/01/2027)	1,000,000	1,021,239
St Louis Municipal Finance Corp., 5.00%, 10/01/2045 (Callable 10/01/2030)	1,000,000	1,031,532
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)	500,000	505,404
		12,190,348
Montana - 1.1%
City of Forsyth MT, 3.88%, 07/01/2028 (Callable 04/02/2028)	1,000,000	1,010,180
Montana Board of Housing, 6.00%, 12/01/2054 (Callable 06/01/2033)	1,400,000	1,514,010
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)	500,000	512,728
		3,036,918
Nebraska - 0.7%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029)(a)	750,000	788,573
County of Sarpy NE, 1.75%, 06/01/2035 (Callable 06/01/2026)	1,750,000	1,358,009
		2,146,582
Nevada - 0.8%
Carson City NV, 5.00%, 09/01/2031 (Callable 09/01/2027)	495,000	509,744
County of Washoe NV, 4.13%, 03/01/2036(a)(b)	500,000	500,759
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)	1,000,000	1,242,431
		2,252,934
New Hampshire - 1.2%
New Hampshire Business Finance Authority
4.50%, 10/01/2033	1,000,000	1,020,036
5.38%, 12/15/2035 (Callable 06/15/2026)(c)	1,500,000	1,504,166
4.38%, 09/20/2036	483,786	480,441
New Hampshire Health and Education Facilities Authority Act, 5.00%, 10/01/2035 (Callable 10/01/2027)	450,000	465,394
		3,470,037

The accompanying notes are an integral part of these financial statements.

275

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
New Jersey - 1.1%
Jersey City Municipal Utilities Authority, 5.00%, 05/01/2025	$41,000,000	$1,004,558
New Jersey Housing & Mortgage Finance Agency, 5.00%, 10/01/2063	495,255	521,105
New Jersey Turnpike Authority, 5.00%, 01/01/2028	1,000,000	1,059,278
Newark Parking Authority
5.25%, 02/01/2043 (Callable 02/01/2033)	200,000	209,025
5.50%, 02/01/2051 (Callable 02/01/2033)	340,000	355,740
		3,149,706
New Mexico - 0.4%
New Mexico Finance Authority, 8.25%, 12/01/2045 (Callable 12/01/2029)(b)(c)	1,000,000	1,013,082
New York - 2.5%
Albany County Capital Resource Corp., 3.10%, 07/01/2030	100,000	92,701
Amherst Industrial Development Agency, 3.90%, 04/01/2026 (Callable 04/01/2025)(a)	400,000	400,009
Build NYC Resource Corp., 4.00%, 12/01/2031 (Callable 12/01/2029)(c)	300,000	284,979
Huntington Local Development Corp., 4.00%, 07/01/2027	210,000	204,053
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	988,396	1,022,208
New York City Housing Development Corp.
2.55%, 11/01/2045 (Callable 02/01/2029)	1,000,000	705,287
0.90%, 11/01/2060 (Callable 01/23/2025)(a)	500,000	484,426
New York State Dormitory Authority
5.00%, 03/15/2043 (Callable 03/15/2029)	250,000	261,587
5.25%, 10/01/2044 (Callable 10/01/2034)	1,000,000	1,091,174
New York State Environmental Facilities Corp., 5.13%, 09/01/2050 (Callable 06/05/2030)(a)(b)(c)	500,000	519,912
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025)(a)	500,000	500,207
Onondaga Civic Development Corp.
4.13%, 10/01/2035 (Callable 10/01/2025)	110,000	93,045
5.00%, 10/01/2040 (Callable 10/01/2025)	525,000	457,121
Schenectady County Capital Resource Corp., 5.25%, 07/01/2052 (Callable 07/01/2032)	350,000	378,293

	Par	Value
Town of Ramapo NY, 3.75%, 03/01/2030 (Callable 01/23/2025)	$50,000	$46,371
Triborough Bridge & Tunnel Authority, 4.50%, 05/15/2047 (Callable 11/15/2032)	500,000	511,013
		7,052,386
North Carolina - 1.3%
City of Charlotte NC Airport Revenue, 5.00%, 07/01/2047 (Callable 07/01/2027)(b)	600,000	606,110
Fayetteville State University, 5.00%, 04/01/2043 (Callable 04/01/2031)	1,000,000	1,033,727
Greater Asheville Regional Airport Authority
5.25%, 07/01/2038 (Callable 07/01/2032)(b)	350,000	377,372
5.50%, 07/01/2047 (Callable 07/01/2032)(b)	500,000	538,642
Inlivian, 4.00%, 04/01/2025 (Callable 02/03/2025)	500,000	500,102
North Carolina Housing Finance Agency, 2.85%, 07/01/2040 (Callable 07/01/2029)	460,000	372,431
North Carolina Medical Care Commission, 5.00%, 01/01/2038 (Callable 01/01/2026)	250,000	255,261
		3,683,645
North Dakota - 1.1%
City of Horace ND
5.00%, 05/01/2048 (Callable 05/01/2031)	500,000	505,933
6.00%, 05/01/2049 (Callable 05/01/2032)	500,000	526,462
City of Mandan ND Sales Tax Revenue, 3.00%, 09/01/2036 (Callable 02/03/2025)	200,000	172,524
City of Mayville ND, 5.00%, 05/01/2044 (Callable 05/01/2031)	1,000,000	965,572
North Dakota Housing Finance Agency, 5.75%, 01/01/2054 (Callable 07/01/2032)	995,000	1,053,727
Williston Parks & Recreation District, 4.50%, 03/01/2025 (Callable 01/21/2025)	25,000	24,965
		3,249,183
Ohio - 3.4%
Akron Bath Copley Joint Township Hospital District, 5.00%, 11/15/2031 (Callable 11/15/2030)	100,000	106,234
Cleveland-Cuyahoga County Port Authority, 5.50%, 08/01/2052 (Callable 08/01/2032)	350,000	369,361

The accompanying notes are an integral part of these financial statements.

276

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
County of Hamilton OH, 5.00%, 02/01/2028 (Callable 02/03/2025)	$550,000	$550,300
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2029	900,000	984,488
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)	100,000	91,956
5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,046,209
Delaware County Finance Authority, 5.38%, 12/01/2038 (Callable 12/01/2034)	675,000	662,990
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	470,000	396,043
Ohio Air Quality Development Authority, 4.00%, 09/01/2030(a)	520,000	522,470
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 02/03/2025)(c)	500,000	500,270
4.70%, 01/01/2043	1,000,000	1,013,011
2.90%, 09/01/2045 (Callable 03/01/2029)	800,000	598,907
Ohio Turnpike & Infrastructure Commission, 5.70%, 02/15/2034 (Callable 02/15/2031)	95,000	108,380
Port of Greater Cincinnati Development Authority
5.25%, 12/01/2058 (Callable 06/01/2034)	500,000	532,007
5.25%, 12/01/2063 (Callable 06/01/2034)	900,000	957,613
Shaker Heights City School District
5.00%, 12/15/2040 (Callable 06/15/2034)	500,000	556,483
5.00%, 12/15/2041 (Callable 06/15/2034)	450,000	494,834
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)	250,000	266,421
		9,757,977
Oklahoma - 1.5%
Caddo County Educational Facilities Authority, 5.00%, 09/01/2033	1,000,000	1,054,842
Canadian County Educational Facilities Authority, 5.00%, 09/01/2029	1,000,000	1,069,314
Muskogee Industrial Trust
4.00%, 09/01/2032 (Callable 09/01/2029)	250,000	246,723
4.00%, 09/01/2033 (Callable 09/01/2029)	500,000	488,113

	Par	Value
Oklahoma County Finance Authority, 5.00%, 10/01/2045 (Callable 10/01/2034)	$1,000,000	$1,065,512
Oklahoma Turnpike Authority, 4.50%, 01/01/2053 (Callable 01/01/2032)	500,000	509,745
		4,434,249
Oregon - 0.8%
Oregon Coast Community College District
0.00%, 06/15/2044 (Callable 06/15/2034)(d)	350,000	361,475
0.00%, 06/15/2045 (Callable 06/15/2034)(d)	400,000	411,913
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/01/2025)(c)	1,000,000	987,019
Port of Portland OR Airport Revenue, 5.00%, 07/01/2028(b)	425,000	443,555
Salem Hospital Facility Authority, 5.00%, 05/15/2034 (Callable 05/15/2029)	50,000	53,077
		2,257,039
Pennsylvania - 4.6%
Chester County Industrial Development Authority, 5.00%, 08/01/2035 (Callable 02/03/2025)	145,000	144,993
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2054 (Callable 09/01/2034)	1,000,000	1,086,042
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026(c)	355,000	354,918
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	1,000,000	935,168
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)	400,000	403,808
Geisinger Authority, 5.00%, 02/15/2045 (Callable 02/15/2027)	1,000,000	1,012,143
Health Care Facilities Authority of Sayre, 3.85% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 02/03/2025)	500,000	492,032
Hempfield School District, 2.00%, 04/15/2030 (Callable 04/15/2027)	150,000	134,763
Highlands School District, 5.00%, 04/15/2032	610,000	663,022
Lancaster County Hospital Authority/PA, 5.00%, 11/01/2040 (Callable 11/01/2029)	275,000	288,031

The accompanying notes are an integral part of these financial statements.

277

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Pennsylvania - (Continued)
Mckeesport Area School District, 0.00%, 10/01/2033(d)	$400,000	$274,063
Pennsylvania Economic Development Financing Authority, 5.00%, 06/30/2042 (Callable 06/30/2026)(b)	425,000	427,612
Pennsylvania Economic Development Financing Authority Parking System Revenue, 0.00%, 01/01/2039(d)	140,000	74,477
Pennsylvania Higher Education Assistance Agency, 4.13%, 06/01/2045 (Callable 06/01/2033)(b)	965,000	935,726
Pennsylvania Higher Educational Facilities Authority, 5.00%, 07/01/2035 (Callable 07/01/2026)	150,000	142,994
Pennsylvania Turnpike Commission
5.13%, 12/01/2039 (Callable 06/01/2029)	50,000	53,221
5.13%, 12/01/2040 (Callable 06/01/2029)	125,000	133,051
0.00%, 12/01/2041 (Callable 12/01/2035)(d)	560,000	526,811
Philadelphia Authority for Industrial Development
5.00%, 06/15/2032 (Callable 06/15/2030)	590,000	607,828
5.25%, 11/01/2052 (Callable 11/01/2032)	250,000	267,271
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)	1,500,000	1,565,652
State Public School Building Authority
5.00%, 12/01/2029 (Callable 12/01/2026)	925,000	951,283
0.00%, 05/15/2030(d)	200,000	164,455
5.00%, 06/01/2033 (Callable 12/01/2026)	1,000,000	1,026,172
Tulpehocken Area School District, 5.25%, 10/01/2049 (Callable 10/01/2031)	500,000	525,837
		13,191,373
Rhode Island - 0.1%
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 04/01/2025)	410,000	410,438
South Carolina - 2.4%
Greenville-Spartanburg Airport District, 5.25%, 07/01/2054 (Callable 07/01/2034)	1,000,000	1,090,439

	Par	Value
SCAGO Educational Facilities Corp. for Spartanburg School District No 1, 3.38%, 06/01/2030 (Callable 06/01/2025)	$100,000	$96,289
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 05/15/2025)	600,000	602,244
4.00%, 08/15/2030 (Callable 08/15/2026)	140,000	138,124
5.25%, 08/15/2033 (Callable 08/15/2026)	150,000	152,353
South Carolina Ports Authority, 5.00%, 07/01/2036 (Callable 07/01/2028)(b)	1,455,000	1,495,601
South Carolina Public Service Authority, 5.50%, 12/01/2054 (Callable 12/01/2034)	1,500,000	1,638,773
Spartanburg County School District No 4/SC, 5.25%, 03/01/2052 (Callable 03/01/2032)	1,000,000	1,075,469
Three Rivers Solid Waste Authority/SC, 0.00%, 10/01/2025(d)	750,000	728,030
		7,017,322
South Dakota - 0.3%
City of Rapid City SD Airport Revenue
5.00%, 12/01/2026	220,000	223,209
4.00%, 12/01/2035 (Callable 12/01/2029)	125,000	118,139
South Dakota Health & Educational Facilities Authority, 4.00%, 11/01/2034 (Callable 02/03/2025)	580,000	573,882
		915,230
Tennessee - 1.7%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2033 (Callable 08/01/2029)	250,000	265,042
3.25%, 08/01/2044 (Callable 08/01/2029)	870,000	712,687
Hamilton County & Chattanooga Sports Authority, 6.00%, 12/01/2055 (Callable 12/01/2034)	1,000,000	1,158,666
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/01/2053 (Callable 05/01/2033)	700,000	746,171
Metropolitan Government Nashville & Davidson County Sports Authority, 5.00%, 07/01/2037 (Callable 01/01/2034)	500,000	552,323
Shelby County Health Educational & Housing Facilities Board, 5.00%, 05/01/2035 (Callable 05/01/2027)	750,000	766,325

The accompanying notes are an integral part of these financial statements.

278

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - (Continued)
Tennergy Corp./TN, 5.50%, 10/01/2053 (Callable 09/01/2030)(a)	$400,000	$427,124
Tennessee Housing Development Agency, 3.85%, 07/01/2043 (Callable 07/01/2027)	220,000	204,709
		4,833,047
Texas - 11.0%
Arlington Higher Education Finance Corp., 4.00%, 08/15/2036 (Callable 08/15/2031)	440,000	445,246
Arlington Housing Finance Corp., 4.50%, 04/01/2041 (Callable 04/01/2026)(a)	1,815,000	1,835,302
Austin-Bergstrom Landhost Enterprises, Inc., 5.00%, 10/01/2035 (Callable 10/01/2027)	100,000	101,274
Bells Independent School District, 5.00%, 02/15/2041 (Callable 08/15/2033)	690,000	753,539
Brazoria County Toll Road Authority, 0.00%, 03/01/2038 (Callable 03/01/2030)(d)	130,000	128,339
Brazos Higher Education Authority, Inc., 2.35%, 04/01/2040 (Callable 04/01/2030)(b)	5,000	4,971
Brookfield Water Control & Improvement District, 4.00%, 09/01/2049 (Callable 09/01/2030)	1,000,000	924,025
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)	400,000	402,501
City of Austin TX Airport System Revenue
5.00%, 11/15/2034 (Callable 11/15/2026)(b)	1,000,000	1,016,583
5.00%, 11/15/2041 (Callable 11/15/2026)(b)	500,000	504,512
City of Magnolia TX, 5.70%, 09/01/2046(c)	50,000	49,908
City of Mount Pleasant TX, 5.00%, 05/15/2042 (Callable 05/15/2034)	2,085,000	2,231,107
Clifton Higher Education Finance Corp., 5.75%, 08/15/2038 (Callable 08/15/2025)	10,000	10,114
Collin County Municipal Utility District No 2, 5.00%, 09/01/2038 (Callable 10/01/2029)	1,000,000	1,039,017
Conroe Municipal Utility District No 1, 2.25%, 09/01/2035 (Callable 09/01/2027)	620,000	471,891
Dalhart Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2032)	1,000,000	1,075,547

	Par	Value
El Paso Housing Finance Corp., 4.50%, 03/01/2026(a)	$500,000	$500,600
EP Cimarron Ventanas PFC, 4.13%, 12/01/2039 (Callable 12/01/2034)	1,500,000	1,455,965
Far North Fort Worth Municipal Utility District No 1, 4.00%, 09/01/2037 (Callable 10/01/2029)	350,000	347,031
Fort Bend Independent School District, 4.00%, 08/01/2054(a)	1,000,000	1,015,084
Freddie Mac Multifamily ML Certificates, 4.14%, 01/25/2040	492,903	472,897
Fulshear Municipal Utility District No 3A
4.00%, 09/01/2038 (Callable 09/01/2030)	795,000	779,784
4.00%, 09/01/2039 (Callable 09/01/2030)	830,000	810,442
4.00%, 09/01/2039 (Callable 09/01/2030)	200,000	195,287
Harris County-Houston Sports Authority, 0.00%, 11/15/2025(d)	500,000	484,782
Houston Higher Education Finance Corp., 3.38%, 10/01/2037 (Callable 02/03/2025)	200,000	175,546
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2046 (Callable 11/01/2030)	510,000	529,577
Matagorda County Navigation District No 1
4.40%, 05/01/2030	70,000	72,483
4.55%, 05/01/2030(b)	1,000,000	1,027,062
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)	260,000	248,395
Montgomery County Municipal Utility District No 88, 4.25%, 09/01/2047 (Callable 09/01/2029)	500,000	488,364
New Caney Independent School District, 4.00%, 02/15/2050(a)	500,000	508,285
North Central Texas Health Facility Development Corp., 5.75%, 06/01/2026	340,000	347,175
North Texas Tollway Authority
0.00%, 01/01/2035(d)	600,000	408,814
0.00%, 01/01/2036(d)	335,000	218,346
0.00%, 01/01/2037(d)	1,000,000	623,482
Northwest Harris County Municipal Utility District No 5/TX, 2.50%, 05/01/2028 (Callable 02/03/2025)	350,000	329,679
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2026)	1,000,000	1,011,184
Port of Port Arthur Navigation District, 2.70%, 04/01/2040 (Callable 01/02/2025)(a)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

279

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Rio Grande City Consolidated Independent School District, 3.00%, 08/15/2034 (Callable 08/15/2030)	$250,000	$230,798
San Antonio Water System, 2.50%, 05/01/2054 (Callable 01/02/2025)(a)	1,000,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025	150,000	147,129
5.00%, 11/15/2027 (Callable 11/15/2026)	510,000	515,260
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)	250,000	246,015
Texas Department of Housing & Community Affairs, 3.75%, 09/01/2049 (Callable 09/01/2028)	655,000	581,294
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2033)(a)	500,000	550,508
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055 (Callable 07/01/2033)(a)	1,000,000	1,063,940
Texas Municipal Gas Acquisition and Supply Corp. I, 6.25%, 12/15/2026	35,000	36,154
Texas Municipal Gas Acquisition and Supply Corp. II, 3.97% (3 mo. Term SOFR + 1.05%), 09/15/2027	145,000	145,698
Texas Public Finance Authority
5.25%, 05/01/2041 (Callable 05/01/2033)	500,000	535,153
5.25%, 05/01/2042 (Callable 05/01/2033)	750,000	799,951
Texas State Affordable Housing Corp., 6.00%, 09/01/2054 (Callable 03/01/2034)	995,000	1,086,485
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)	150,000	156,621
5.00%, 12/01/2045 (Callable 12/01/2029)	200,000	203,966
6.25%, 12/01/2049 (Callable 12/01/2029)	375,000	387,299
		31,730,411
Utah - 1.0%
City of Salt Lake City UT Airport Revenue, 5.00%, 07/01/2034 (Callable 07/01/2027)(b)	500,000	511,486

	Par	Value
Utah Housing Corp.
4.50%, 10/21/2052	$1,415,375	$1,358,365
6.00%, 12/21/2052	633,304	649,279
6.50%, 05/21/2053	414,626	431,638
		2,950,768
Vermont - 0.2%
Vermont Student Assistance Corp., 5.00%, 06/15/2026(b)	500,000	508,169
Virginia - 1.7%
Arlington County Industrial Development Authority, 5.00%, 07/01/2053 (Callable 07/01/2030)(a)	1,000,000	1,068,040
Chesapeake Bay Bridge & Tunnel District, 5.50%, 07/01/2025	350,000	354,040
Farmville Industrial Development Authority, 5.38%, 07/01/2053 (Callable 07/01/2028)	150,000	158,198
Loudoun County Economic Development Authority, 3.00%, 12/01/2036 (Callable 12/01/2029)	475,000	435,596
Louisa Industrial Development Authority, 3.65%, 11/01/2035(a)	1,150,000	1,160,008
Virginia Port Authority Commonwealth Port Fund, 5.25%, 07/01/2048 (Callable 07/01/2033)	1,000,000	1,091,876
Virginia Small Business Financing Authority, 5.25%, 10/01/2029 (Callable 02/03/2025)	520,000	520,347
		4,788,105
Washington - 3.0%
City of Lynnwood WA, 4.75%, 12/01/2042 (Callable 12/01/2032)	435,000	457,404
King County Housing Authority, 4.00%, 11/01/2036 (Callable 11/01/2029)	600,000	594,137
Pend Oreille County Public Utility District No 1 Box Canyon, 5.00%, 01/01/2038 (Callable 01/01/2029)	150,000	155,166
Port of Bellingham WA
5.00%, 12/01/2027(b)	325,000	335,442
5.00%, 12/01/2030(b)	230,000	243,676
5.00%, 12/01/2031(b)	600,000	639,742
Port of Seattle WA, 5.25%, 07/01/2042 (Callable 07/01/2034)(b)	1,500,000	1,617,477
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)	500,000	501,445

The accompanying notes are an integral part of these financial statements.

280

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Washington - (Continued)
State of Washington, 5.00%, 02/01/2045 (Callable 02/01/2033)	$1,000,000	$1,081,405
Vancouver Housing Authority, 4.00%, 10/01/2034	385,000	382,223
Washington Health Care Facilities Authority
5.02% (SIFMA Municipal Swap Index + 1.40%), 01/01/2035	90,000	90,000
5.00%, 08/15/2037 (Callable 08/15/2027)	1,025,000	1,042,687
5.00%, 08/15/2037 (Callable 02/15/2028)	300,000	307,846
5.00%, 08/01/2049 (Callable 08/01/2029)	250,000	254,678
Washington State Housing Finance Commission, 4.22%, 03/20/2040	998,638	954,395
		8,657,723
Wisconsin - 5.4%
Boscobel Area School District, 5.00%, 03/01/2038 (Callable 03/01/2031)	735,000	783,181
City of Arcadia WI, 2.00%, 03/01/2027 (Callable 02/03/2025)	365,000	344,156
City of Wausau WI Sewer System Revenue, 2.75%, 05/01/2039 (Callable 05/01/2027)	860,000	697,801
County of Waushara WI, 4.50%, 06/01/2027 (Callable 06/01/2025)	500,000	501,952
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)	1,000,000	1,011,690
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)	750,000	642,264
Palmyra-Eagle Area School District/WI, 3.00%, 03/01/2025 (Callable 02/03/2025)	75,000	74,760
Public Finance Authority
5.00%, 05/15/2026 (Callable 05/15/2025)(c)	250,000	250,263
5.00%, 10/01/2028(c)	650,000	663,784
9.00%, 11/01/2028 (Callable 11/01/2027)(c)	225,000	236,912
3.25%, 01/01/2029	460,000	444,689
0.00%, 09/01/2029 (Callable 09/01/2026)(c)(d)	750,000	538,640
6.13%, 12/15/2029 (Callable 12/15/2027)(c)	400,000	397,687

	Par	Value
5.00%, 01/01/2031 (Callable 01/01/2030)	$550,000	$581,373
5.00%, 01/01/2036 (Callable 01/01/2030)	500,000	524,902
5.00%, 10/01/2044 (Callable 04/01/2029)	250,000	257,149
4.00%, 01/01/2046 (Callable 01/01/2027)	1,000,000	867,615
Village of Kewaskum WI
4.25%, 04/01/2037 (Callable 04/01/2033)	645,000	617,949
4.38%, 04/01/2038 (Callable 04/01/2033)	645,000	620,736
Westosha Central High School District, 1.60%, 03/01/2031 (Callable 03/01/2028)	400,000	332,346
Wisconsin Center District, 0.00%, 12/15/2038 (Callable 12/15/2030)(d)	690,000	368,123
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027 (Callable 07/01/2026)(c)	1,000,000	1,016,739
5.00%, 03/01/2028 (Callable 01/23/2025)	300,000	300,025
5.45%, 10/01/2039 (Callable 10/01/2032)	500,000	509,880
4.38%, 11/01/2039 (Callable 11/01/2034)	1,000,000	983,709
6.00%, 10/01/2044 (Callable 10/01/2032)	500,000	521,763
5.50%, 12/01/2052 (Callable 12/01/2032)	250,000	269,814
Wisconsin Housing & Economic Development Authority, 3.50%, 07/01/2025(c)	25,000	24,749
Wisconsin Housing & Economic Development Authority Housing Revenue, 2.45%, 11/01/2046 (Callable 05/01/2030)	1,500,000	1,023,447
		15,408,098
Wyoming - 0.2%
Carbon County Specific Purpose Tax Joint Powers Board, 5.00%, 06/15/2025	100,000	100,665
Sublette County Hospital District, 5.00%, 06/15/2026 (Callable 06/15/2025)	500,000	499,666
		600,331
TOTAL MUNICIPAL BONDS (Cost $280,980,870)		280,781,345

The accompanying notes are an integral part of these financial statements.

281

Baird Municipal Bond Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.70%(e)	2,318,603	$2,318,603
TOTAL SHORT-TERM INVESTMENTS (Cost $2,318,603)		2,318,603
TOTAL INVESTMENTS - 98.4% (Cost $283,299,473)		$283,099,948
Other Assets in Excess of Liabilities - 1.6%		4,605,560
TOTAL NET ASSETS - 100.0%		$287,705,508

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description if not published and available. The rate disclosed is as of December 31, 2024.

(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $26,766,575 or 9.3% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $15,740,774 or 5.5% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

282

Baird Municipal Bond Fund
Summary of Fair Value Exposure
as of December 31, 2024
Baird Municipal Bond Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:
Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 –	Unobservable inputs for the asset or liability.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$280,781,345	$ —	$280,781,345
Money Market Funds	2,318,603	—	—	2,318,603
Total Investments	$2,318,603	$280,781,345	$—	$283,099,948

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

283

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2024

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
ASSETS:
Investments, at value (cost $7,972,962,542, $11,443,471,673, $10,654,575,709, $54,328,435,042, and $38,743,429,645, respectively)	$7,996,326,041	$11,465,075,163	$10,496,611,623	$51,015,334,875	$36,564,420,977
Interest receivable	47,385,861	118,161,993	94,952,722	386,250,619	304,185,330
Receivable for investments sold	13,628	10,325,000	—	—	128,487
Receivable for Fund shares sold	80,153,236	78,358,194	26,807,799	59,388,545	120,374,823
Prepaid expenses and other assets	—	76	165,478	158,624	8,721
Total assets	8,123,878,766	11,671,920,426	10,618,537,622	51,461,132,663	36,989,118,338
LIABILITIES:
Payable for investments purchased	338,823,435	352,967,882	120,445,068	547,825,008	621,339,073
Payable for Fund shares redeemed	9,540,514	11,527,669	28,804,462	49,572,151	36,955,096
Payable to Advisor, net (Note 5)	616,661	2,361,872	2,207,125	10,806,465	7,694,379
Accrued administration fees (Note 5)	308,481	472,374	441,425	2,161,293	1,538,876
Accrued Rule 12b-1 fees (Note 7)	10,416	70,076	45,735	401,810	407,449
Total liabilities	349,299,507	367,399,873	151,943,815	610,766,727	667,934,873
NET ASSETS	$ 7,774,579,259	$11,304,520,553	$10,466,593,807	$50,850,365,936	$36,321,183,465
Net Assets Consist of:
Paid-in capital	$7,766,860,746	$11,662,431,130	$11,045,728,984	$56,345,972,589	$39,587,443,153
Total distributable earnings (accumulated deficit)	7,718,513	(357,910,577)	(579,135,177)	(5,495,606,653)	(3,266,259,688)
Net assets	$7,774,579,259	$11,304,520,553	$10,466,593,807	$50,850,365,936	$36,321,183,465
Institutional Class Shares
Net Assets	$7,713,837,540	$11,179,325,026	$10,335,741,199	$49,780,965,010	$35,176,973,341
Shares outstanding ($0.01 par value, unlimited shares authorized)	763,509,654	1,181,249,582	1,005,959,326	5,156,199,210	3,515,822,082
Net asset value, offering and redemption price per share	$10.10	$9.46	$10.27	$9.65	$10.01
Investor Class Shares
Net Assets	$60,741,719	$125,195,527	$130,852,608	$1,069,400,926	$1,144,210,124
Shares outstanding ($0.01 par value, unlimited shares authorized)	5,994,653	13,232,279	12,082,294	106,395,738	108,781,348
Net asset value, offering and redemption price per share	$10.13	$9.46	$10.83	$10.05	$10.52

The accompanying notes are an integral part of these financial statements.

284

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2024 (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
ASSETS:
Investments, at value (cost $1,454,357,058, $1,534,660,419, $1,073,578,354, $3,917,228,649, and $283,299,473, respectively)	$1,446,525,391	$1,533,189,276	$1,056,345,959	$3,897,441,459	$283,099,948
Interest receivable	15,360,996	16,357,576	11,485,672	44,084,399	3,136,763
Receivable for investments sold	—	20,510	—	4,715	—
Receivable for Fund shares sold	2,489,651	5,320,919	273,065	9,669,276	1,709,299
Uninvested cash	510,459	—	280,985	121,575	—
Prepaid expenses and other assets	452	51	—	139	68
Total assets	1,464,886,949	1,554,888,332	1,068,385,681	3,951,321,563	287,946,078
LIABILITIES:
Payable for investments purchased	—	2,048,602	1,097,544	1,222,695	—
Payable for Fund shares redeemed	4,285,171	5,332,849	1,642,139	2,552,033	163,711
Payable to Advisor, net (Note 5)	309,494	324,049	228,387	831,364	60,048
Accrued administration fees (Note 5)	61,899	65,435	46,615	166,273	12,010
Accrued Rule 12b-1 fees (Note 7)	31,512	24,482	72,597	10,410	4,801
Total liabilities	4,688,076	7,795,417	3,087,282	4,782,775	240,570
NET ASSETS	$1,460,198,873	$1,547,092,915	$1,065,298,399	$3,946,538,788	$287,705,508
Net Assets Consist of:
Paid-in capital	$1,540,120,211	$1,554,242,803	$1,136,445,052	$4,029,146,461	$288,747,122
Total accumulated deficit	(79,921,338)	(7,149,888)	(71,146,653)	(82,607,673)	(1,041,614)
Net assets	$ 1,460,198,873	$1,547,092,915	$1,065,298,399	$3,946,538,788	$287,705,508
Institutional Class Shares
Net Assets	$1,391,321,601	$1,451,385,195	$1,004,596,262	$3,911,318,502	$275,976,790
Shares outstanding ($0.01 par value, unlimited shares authorized)	139,469,205	141,605,766	91,393,652	381,823,036	27,837,243
Net asset value, offering and redemption price per share	$9.98	$10.25	$10.99	$10.24	$9.91
Investor Class Shares
Net Assets	$68,877,272	$95,707,720	$60,702,137	$35,220,286	$11,728,718
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,916,713	9,341,833	5,373,661	3,440,279	1,184,062
Net asset value, offering and redemption price per share	$9.96	$10.25	$11.30	$10.24	$9.91

The accompanying notes are an integral part of these financial statements.

285

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2024

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$367,623,787	$477,650,460	$407,806,031	$2,003,075,153	$1,386,262,367
Other income	—	—	10,312	74,082	106,544
Total investment income	367,623,787	477,650,460	407,816,343	2,003,149,235	1,386,368,911
EXPENSES:
Investment advisory fees (Note 5)	16,688,997	25,820,871	24,235,059	117,105,615	78,765,606
Administration fees (Note 5)	3,337,799	5,164,174	4,847,012	23,421,123	15,753,121
Rule 12b-1 fees - Investor Class Shares (Note 7)	171,406	336,613	282,322	2,511,131	2,895,385
Total expenses	20,198,202	31,321,658	29,364,393	143,037,869	97,414,112
Fee waiver by Advisor (Note 5)	(10,013,398)	—	—	—	—
Net expenses	10,184,804	31,321,658	29,364,393	143,037,869	97,414,112
NET INVESTMENT INCOME	357,438,983	446,328,802	378,451,950	1,860,111,366	1,288,954,799
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	8,291,718	(7,769,008)	(66,026,529)	(624,269,612)	(290,056,383)
Net change in unrealized appreciation/ depreciation on investments	6,480,954	73,557,034	35,075,221	(359,964,387)	(307,724,580)
Net realized and unrealized gain (loss) on investments	14,772,672	65,788,026	(30,951,308)	(984,233,999)	(597,780,963)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$372,211,655	$512,116,828	$347,500,642	$875,877,367	$691,173,836

The accompanying notes are an integral part of these financial statements.

286

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2024 (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
INVESTMENT INCOME:
Interest income	$ 53,060,490	$49,198,019	$33,892,729	$130,337,914	$9,836,620
Total investment income	53,060,490	49,198,019	33,892,729	130,337,914	9,836,620
EXPENSES:
Investment advisory fees (Note 5)	3,794,472	3,134,492	2,689,735	8,736,098	601,833
Administration fees (Note 5)	758,894	626,898	537,947	1,747,220	120,367
Rule 12b-1 fees - Investor Class Shares (Note 7)	186,576	170,684	141,300	96,947	24,639
Total expenses	4,739,942	3,932,074	3,368,982	10,580,265	746,839
NET INVESTMENT INCOME	48,320,548	45,265,945	30,523,747	119,757,649	9,089,781
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,773,133)	5,142,026	(3,069,216)	(5,376,634)	1,411,847
Futures contracts	—	421,049	—	—	—
Net change in unrealized appreciation/ depreciation on:
Investments	4,476,376	(12,814,025)	(11,120,740)	(27,760,089)	(3,958,068)
Futures contracts	—	316,150	—	—	—
Net realized and unrealized loss on investments	(296,757)	(6,934,800)	(14,189,956)	(33,136,723)	(2,546,221)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 48,023,791	$38,331,145	$16,333,791	$86,620,926	$6,543,560

The accompanying notes are an integral part of these financial statements.

287

BAIRD FUNDS, INC.
Statements of Changes in Net Assets

	Baird Ultra Short Bond Fund		Baird Short-Term Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$357,438,983	$275,922,107	$446,328,802	$319,439,242
Net realized gain (loss) on investments	8,291,718	(1,777,136)	(7,769,008)	(108,937,596)
Net change in unrealized appreciation/ depreciation on investments	6,480,954	54,110,657	73,557,034	293,350,772
Net increase in net assets resulting from operations	372,211,655	328,255,628	512,116,828	503,852,418
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,001,576,420	4,189,667,339	4,337,153,023	3,129,799,702
Shares issued to holders in reinvestment of distributions	341,834,582	261,267,513	419,317,754	291,457,402
Cost of shares redeemed	(3,821,095,314)	(3,873,653,895)	(2,997,289,801)	(3,086,829,689)
Net increase in net assets resulting from capital share transactions	1,522,315,688	577,280,957	1,759,180,976	334,427,415
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(353,133,853)	(273,183,209)	(445,079,353)	(313,337,089)
Investor Class	(3,383,644)	(3,394,276)	(5,433,991)	(5,562,356)
Total distributions to shareholders	(356,517,497)	(276,577,485)	(450,513,344)	(318,899,445)
Total increase in net assets	1,538,009,846	628,959,100	1,820,784,460	519,380,388
NET ASSETS:
Beginning of year	6,236,569,413	5,607,610,313	9,483,736,093	8,964,355,705
End of year	$7,774,579,259	$6,236,569,413	$11,304,520,553	$9,483,736,093

The accompanying notes are an integral part of these financial statements.

288

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Intermediate Bond Fund		Baird Aggregate Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$378,451,950	$246,219,950	$1,860,111,366	$1,373,199,360
Net realized loss on investments	(66,026,529)	(147,117,723)	(624,269,612)	(504,191,530)
Net change in unrealized appreciation/ depreciation on investments	35,075,221	331,806,659	(359,964,387)	1,596,137,054
Net increase in net assets resulting from operations	347,500,642	430,908,886	875,877,367	2,465,144,884
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,369,288,715	2,591,965,303	16,733,359,749	14,170,842,512
Shares issued to holders in reinvestment of distributions	348,712,015	222,527,242	1,712,912,757	1,262,374,480
Cost of shares redeemed	(2,546,324,134)	(1,711,218,390)	(9,496,769,811)	(8,384,021,071)
Net increase in net assets resulting from capital share transactions	2,171,676,596	1,103,274,155	8,949,502,695	7,049,195,921
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class
From net investment income	(375,055,393)	(245,596,276)	(1,838,287,922)	(1,363,810,091)
From return of capital	—	—	(6,051,813)	—
Investor Class
From net investment income	(3,945,178)	(2,124,437)	(36,070,451)	(28,657,218)
From return of capital	—	—	(124,972)	—
Total distributions to shareholders	(379,000,571)	(247,720,713)	(1,880,535,158)	(1,392,467,309)
Total increase in net assets	2,140,176,667	1,286,462,328	7,944,844,904	8,121,873,496
NET ASSETS:
Beginning of year	8,326,417,140	7,039,954,812	42,905,521,032	34,783,647,536
End of year	$ 10,466,593,807	$8,326,417,140	$50,850,365,936	$42,905,521,032

The accompanying notes are an integral part of these financial statements.

289

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Plus Bond Fund		Baird Short-Term Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$1,288,954,799	$891,139,510	$48,320,548	$44,889,283
Net realized loss on investments	(290,056,383)	(226,111,687)	(4,773,133)	(20,586,404)
Net change in unrealized appreciation/ depreciation on investments	(307,724,580)	1,056,056,193	4,476,376	40,877,858
Net increase in net assets resulting from operations	691,173,836	1,721,084,016	48,023,791	65,180,737
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,514,321,892	8,452,572,154	552,048,482	710,848,527
Shares issued to holders in reinvestment of distributions	1,191,747,909	834,805,778	38,521,518	33,434,530
Cost of shares redeemed	(5,655,967,263)	(4,561,688,419)	(734,285,620)	(928,056,596)
Net increase (decrease) in net assets resulting from capital share transactions	9,050,102,538	4,725,689,513	(143,715,620)	(183,773,539)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class
From net investment income	(1,257,002,587)	(865,014,062)	(45,699,046)	(43,166,904)
From return of capital	(2,074,098)	—	—	—
Investor Class
From net investment income	(42,025,342)	(34,257,660)	(2,187,356)	(1,682,653)
From return of capital	(64,500)	—	—	—
Total distributions to shareholders	(1,301,166,527)	(899,271,722)	(47,886,402)	(44,849,557)
Total increase (decrease) in net assets	8,440,109,847	5,547,501,807	(143,578,231)	(163,442,359)
NET ASSETS:
Beginning of year	27,881,073,618	22,333,571,811	1,603,777,104	1,767,219,463
End of year	$ 36,321,183,465	$27,881,073,618	$1,460,198,873	$1,603,777,104

The accompanying notes are an integral part of these financial statements.

290

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Strategic Municipal Bond Fund		Baird Quality Intermediate Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$45,265,945	$21,762,233	$30,523,747	$28,250,788
Net realized gain (loss) on investments and futures contracts	5,563,075	1,030,105	(3,069,216)	(10,567,897)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(12,497,875)	24,768,007	(11,120,740)	27,389,486
Net increase in net assets resulting from operations	38,331,145	47,560,345	16,333,791	45,072,377
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	876,815,870	544,809,127	263,530,749	403,561,843
Shares issued to holders in reinvestment of distributions	39,044,213	20,060,756	27,077,297	25,154,632
Cost of shares redeemed	(282,700,034)	(152,149,063)	(314,408,898)	(456,255,871)
Net increase (decrease) in net assets resulting from capital share transactions	633,160,049	412,720,820	(23,800,852)	(27,539,396)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(42,212,873)	(21,014,782)	(28,715,518)	(27,160,792)
Investor Class	(2,297,122)	(614,739)	(1,426,626)	(1,093,825)
Total distributions to shareholders	(44,509,995)	(21,629,521)	(30,142,144)	(28,254,617)
Total increase (decrease) in net assets	626,981,199	438,651,644	(37,609,205)	(10,721,636)
NET ASSETS:
Beginning of year	920,111,716	481,460,072	1,102,907,604	1,113,629,240
End of year	$ 1,547,092,915	$920,111,716	$1,065,298,399	$1,102,907,604

The accompanying notes are an integral part of these financial statements.

291

BAIRD FUNDS, INC.
Statements of Changes in Net Assets (Continued)

	Baird Core Intermediate Municipal Bond Fund		Baird Municipal Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$119,757,649	$81,211,211	$9,089,781	$4,740,321
Net realized gain (loss) on investments	(5,376,634)	(20,153,038)	1,411,847	(453,625)
Net change in unrealized appreciation/depreciation on investments	(27,760,089)	84,261,226	(3,958,068)	5,396,373
Net increase in net assets resulting from operations	86,620,926	145,319,399	6,543,560	9,683,069
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,649,942,732	1,562,009,133	140,097,916	163,600,248
Shares issued to holders in reinvestment of distributions	104,903,692	69,233,270	8,084,761	4,062,255
Cost of shares redeemed	(755,849,636)	(1,204,801,185)	(45,951,688)	(44,502,744)
Net increase in net assets resulting from capital share transactions	998,996,788	426,441,218	102,230,989	123,159,759
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(117,054,398)	(79,953,197)	(8,626,242)	(4,503,233)
Investor Class	(1,212,694)	(1,099,336)	(344,529)	(193,077)
Total distributions to shareholders	(118,267,092)	(81,052,533)	(8,970,771)	(4,696,310)
Total increase in net assets	967,350,622	490,708,084	99,803,778	128,146,518
NET ASSETS:
Beginning of year	2,979,188,166	2,488,480,082	187,901,730	59,755,212
End of year	$ 3,946,538,788	$2,979,188,166	$287,705,508	$187,901,730

The accompanying notes are an integral part of these financial statements.

292

Baird Ultra Short Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.08	$9.99	$10.05	$10.08	$10.06
Income from investment operations:
Net investment income(1)	0.54	0.47	0.13	0.04	0.12
Net realized and unrealized gains (losses) on investments	0.02	0.09	(0.03)	(0.02)	0.05(2)
Total from investment operations	0.56	0.56	0.10	0.02	0.17
Less distributions:
Distributions from net investment income	(0.54)	(0.47)	(0.16)	(0.05)	(0.14)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.54)	(0.47)	(0.16)	(0.05)	(0.15)
Net asset value, end of year	$10.10	$10.08	$9.99	$10.05	$10.08
Total return	5.65%	5.71%	0.96%	0.20%	1.66%
Supplemental data and ratios:
Net assets, end of year (millions)	$7,713.8	$6,159.0	$5,515.0	$6,889.5	$4,456.4
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	5.36%	4.67%	1.34%	0.38%	1.24%
Ratio of net investment income to average net assets (before waivers)	5.21%	4.52%	1.19%	0.23%	1.09%
Portfolio turnover rate(4)	90%	105%	104%	96%	92%

(1)	Calculated using average shares outstanding during the year.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.

(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

293

Baird Ultra Short Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 10.10	$10.01	$10.07	$10.10	$10.05
Income from investment operations:
Net investment income(1)	0.52	0.45	0.11	0.01	0.10
Net realized and unrealized gains (losses) on investments	0.02	0.08	(0.04)	(0.01)	0.07(2)
Total from investment operations	0.54	0.53	0.07	—	0.17
Less distributions:
Distributions from net investment income	(0.51)	(0.44)	(0.13)	(0.03)	(0.11)
Distributions from net realized gains	—	—	—	(0.00)(3)	(0.01)
Total distributions	(0.51)	(0.44)	(0.13)	(0.03)	(0.12)
Net asset value, end of year	$ 10.13	$10.10	$10.01	$10.07	$10.10
Total return	5.47%	5.43%	0.70%	(0.05)%	1.66%
Supplemental data and ratios:
Net assets, end of year (millions)	$60.7	$77.6	$92.7	$164.2	$122.7
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	5.11%	4.42%	1.09%	0.13%	0.99%
Ratio of net investment income (loss) to average net assets (before waivers)	4.96%	4.27%	0.94%	(0.02)%	0.84%
Portfolio turnover rate(4)	90%	105%	104%	96%	92%

(1)	Calculated using average shares outstanding during the year.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.

(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

294

Baird Short-Term Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.41	$9.22	$9.74	$9.92	$9.77
Income from investment operations:
Net investment income(1)	0.41	0.32	0.16	0.10	0.18
Net realized and unrealized gains (losses) on investments	0.05	0.19	(0.51)	(0.14)	0.23
Total from investment operations	0.46	0.51	(0.35)	(0.04)	0.41
Less distributions:
Distributions from net investment income	(0.41)	(0.32)	(0.17)	(0.11)	(0.19)
Distributions from net realized gains	—	—	(0.00)(2)	(0.03)	(0.07)
Total distributions	(0.41)	(0.32)	(0.17)	(0.14)	(0.26)
Net asset value, end of year	$9.46	$9.41	$9.22	$9.74	$9.92
Total return	4.99%	5.65%	(3.64)%	(0.42)%	4.23%
Supplemental data and ratios:
Net assets, end of year (millions)	$11,179.3	$9,334.5	$8,747.4	$10,486.4	$8,790.5
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.32%	3.48%	1.67%	1.05%	1.87%
Portfolio turnover rate(3)	96%	87%	77%	67%	64%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

295

Baird Short-Term Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.41	$9.22	$9.74	$9.91	$9.77
Income from investment operations:
Net investment income(1)	0.38	0.30	0.13	0.08	0.16
Net realized and unrealized gains (losses) on investments	0.06	0.19	(0.51)	(0.13)	0.21
Total from investment operations	0.44	0.49	(0.38)	(0.05)	0.37
Less distributions:
Distributions from net investment income	(0.39)	(0.30)	(0.14)	(0.09)	(0.16)
Distributions from net realized gains	—	—	(0.00)(2)	(0.03)	(0.07)
Total distributions	(0.39)	(0.30)	(0.14)	(0.12)	(0.23)
Net asset value, end of year	$9.46	$9.41	$9.22	$9.74	$9.91
Total return	4.73%	5.39%	(3.88)%	(0.57)%	3.86%
Supplemental data and ratios:
Net assets, end of year (millions)	$125.2	$149.3	$216.9	$252.5	$192.7
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	4.07%	3.23%	1.42%	0.80%	1.62%
Portfolio turnover rate(3)	96%	87%	77%	67%	64%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

296

Baird Intermediate Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.32	$10.08	$11.27	$11.69	$11.27
Income from investment operations:
Net investment income(1)	0.40	0.33	0.22	0.18	0.25
Net realized and unrealized gains (losses) on investments	(0.05)	0.24	(1.19)	(0.34)	0.58
Total from investment operations	0.35	0.57	(0.97)	(0.16)	0.83
Less distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.22)	(0.18)	(0.25)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)
Total distributions	(0.40)	(0.33)	(0.22)	(0.26)	(0.41)
Net asset value, end of year	$10.27	$10.32	$10.08	$11.27	$11.69
Total return	3.45%	5.78%	(8.64)%	(1.41)%	7.42%
Supplemental data and ratios:
Net assets, end of year (millions)	$10,335.7	$8,238.6	$6,980.6	$6,639.0	$5,264.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.91%	3.28%	2.11%	1.54%	2.17%
Portfolio turnover rate(2)	44%	45%	47%	51%	37%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

297

Baird Intermediate Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 10.86	$10.59	$11.83	$12.26	$11.80
Income from investment operations:
Net investment income(1)	0.40	0.32	0.20	0.16	0.23
Net realized and unrealized gains (losses) on investments	(0.06)	0.26	(1.25)	(0.36)	0.61
Total from investment operations	0.34	0.58	(1.05)	(0.20)	0.84
Less distributions:
Distributions from net investment income	(0.37)	(0.31)	(0.19)	(0.15)	(0.22)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)
Total distributions	(0.37)	(0.31)	(0.19)	(0.23)	(0.38)
Net asset value, end of year	$ 10.83	$10.86	$10.59	$11.83	$12.26
Total return	3.21%	5.53%	(8.88)%	(1.68)%	7.16%
Supplemental data and ratios:
Net assets, end of year (millions)	$130.9	$87.8	$59.3	$42.2	$55.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.66%	3.03%	1.86%	1.29%	1.92%
Portfolio turnover rate(2)	44%	45%	47%	51%	37%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

298

Baird Aggregate Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.86	$9.60	$11.37	$11.77	$11.21
Income from investment operations:
Net investment income(1)	0.39	0.34	0.25	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.21)	0.26	(1.76)	(0.36)	0.71
Total from investment operations	0.18	0.60	(1.51)	(0.17)	0.96
Less distributions:
Distributions from net investment income	(0.39)	(0.34)	(0.26)	(0.22)	(0.27)
Distributions from net realized gains	—	—	—	(0.01)	(0.13)
Distributions from return of capital	(0.00)(2)	—	—	—	—
Total distributions	(0.39)	(0.34)	(0.26)	(0.23)	(0.40)
Net asset value, end of year	$9.65	$9.86	$9.60	$11.37	$11.77
Total return	1.85%	6.43%	(13.35)%	(1.46)%	8.63%
Supplemental data and ratios:
Net assets, end of year (millions)	$49,781.0	$41,933.7	$34,102.5	$39,050.1	$31,874.6
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.98%	3.55%	2.46%	1.66%	2.13%
Portfolio turnover rate(3)	34%	38%	43%	39%	35%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

299

Baird Aggregate Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.25	$9.97	$11.79	$12.20	$11.60
Income from investment operations:
Net investment income(1)	0.38	0.33	0.23	0.17	0.23
Net realized and unrealized gains (losses) on investments	(0.22)	0.27	(1.82)	(0.38)	0.74
Total from investment operations	0.16	0.60	(1.59)	(0.21)	0.97
Less distributions:
Distributions from net investment income	(0.36)	(0.32)	(0.23)	(0.19)	(0.24)
Distributions from net realized gains	—	—	—	(0.01)	(0.13)
Distributions from return of capital	(0.00)(2)	—	—	—	—
Total distributions	(0.36)	(0.32)	(0.23)	(0.20)	(0.37)
Net asset value, end of year	$10.05	$10.25	$9.97	$11.79	$12.20
Total return	1.63%	6.13%	(13.52)%	(1.74)%	8.42%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,069.4	$971.8	$681.1	$904.3	$1,029.0
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.73%	3.30%	2.21%	1.41%	1.88%
Portfolio turnover rate(3)	34%	38%	43%	39%	35%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

300

Baird Core Plus Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.17	$9.87	$11.67	$12.14	$11.56
Income from investment operations:
Net investment income(1)	0.41	0.36	0.29	0.26	0.29
Net realized and unrealized gains (losses) on investments	(0.16)	0.30	(1.79)	(0.38)	0.72
Total from investment operations	0.25	0.66	(1.50)	(0.12)	1.01
Less distributions:
Distributions from net investment income	(0.41)	(0.36)	(0.30)	(0.28)	(0.31)
Distributions from net realized gains	—	—	(0.00)(2)	(0.07)	(0.12)
Distributions from return of capital	(0.00)(2)	—	—	—	—
Total distributions	(0.41)	(0.36)	(0.30)	(0.35)	(0.43)
Net asset value, end of year	$10.01	$10.17	$9.87	$11.67	$12.14
Total return	2.54%	6.89%	(12.87)%	(1.02)%	8.80%
Supplemental data and ratios:
Net assets, end of year (millions)	$35,177.0	$26,783.0	$21,288.5	$27,654.9	$26,805.5
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	4.10%	3.67%	2.82%	2.16%	2.46%
Portfolio turnover rate(3)	38%	35%	29%	45%	33%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

301

Baird Core Plus Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.67	$10.34	$12.21	$12.68	$12.05
Income from investment operations:
Net investment income(1)	0.41	0.36	0.28	0.24	0.28
Net realized and unrealized gains (losses) on investments	(0.17)	0.31	(1.87)	(0.39)	0.74
Total from investment operations	0.24	0.67	(1.59)	(0.15)	1.02
Less distributions:
Distributions from net investment income	(0.39)	(0.34)	(0.28)	(0.25)	(0.28)
Distributions from net realized gains	—	—	(0.00)(2)	(0.07)	(0.11)
Distributions from return of capital	(0.00)(2)	—	—	—	—
Total distributions	(0.39)	(0.34)	(0.28)	(0.32)	(0.39)
Net asset value, end of year	$10.52	$10.67	$10.34	$12.21	$12.68
Total return	2.25%	6.60%	(13.09)%	(1.23)%	8.58%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,144.2	$1,098.0	$1,045.0	$1,612.2	$2,684.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.85%	3.42%	2.57%	1.91%	2.21%
Portfolio turnover rate(3)	38%	35%	29%	45%	33%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

302

Baird Short-Term Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.98	$9.85	$10.39	$10.43	$10.26
Income from investment operations:
Net investment income(1)	0.32	0.27	0.16	0.12	0.17
Net realized and unrealized gains (losses) on investments	(0.00)(2)	0.13	(0.54)	(0.04)	0.16
Total from investment operations	0.32	0.40	(0.38)	0.08	0.33
Less distributions:
Distributions from net investment income	(0.32)	(0.27)	(0.16)	(0.12)	(0.16)
Distributions from net realized gains	—	—	—	(0.00)(2)	—
Total distributions	(0.32)	(0.27)	(0.16)	(0.12)	(0.16)
Net asset value, end of year	$9.98	$9.98	$9.85	$10.39	$10.43
Total return	3.23%	4.15%	(3.66)%	0.74%	3.25%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,391.3	$1,525.3	$1,695.5	$2,190.2	$1,520.0
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.20%	2.73%	1.56%	1.10%	1.61%
Portfolio turnover rate(3)	42%	40%	64%	44%	32%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

303

Baird Short-Term Municipal Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.96	$9.83	$10.38	$10.41	$10.25
Income from investment operations:
Net investment income(1)	0.29	0.24	0.13	0.09	0.14
Net realized and unrealized gains (losses) on investments	(0.00)(2)	0.14	(0.55)	(0.03)	0.15
Total from investment operations	0.29	0.38	(0.42)	0.06	0.29
Less distributions:
Distributions from net investment income	(0.29)	(0.25)	(0.13)	(0.09)	(0.13)
Distributions from net realized gains	—	—	—	(0.00)(2)	—
Total distributions	(0.29)	(0.25)	(0.13)	(0.09)	(0.13)
Net asset value, end of year	$9.96	$9.96	$9.83	$10.38	$10.41
Total return	2.98%	3.90%	(4.01)%	0.59%	2.90%
Supplemental data and ratios:
Net assets, end of year (millions)	$68.9	$78.4	$71.7	$110.4	$92.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.95%	2.48%	1.31%	0.85%	1.36%
Portfolio turnover rate(3)	42%	40%	64%	44%	32%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

304

Baird Strategic Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.29	$9.96	$10.74	$10.67	$10.07
Income from investment operations:
Net investment income(1)	0.37	0.34	0.22	0.11	0.18
Net realized and unrealized gains (losses) on investments	(0.05)	0.32	(0.79)	0.14	0.66
Total from investment operations	0.32	0.66	(0.57)	0.25	0.84
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.21)	(0.12)	(0.17)
Distributions from net realized gains	—	—	(0.00)(2)	(0.06)	(0.07)
Total distributions	(0.36)	(0.33)	(0.21)	(0.18)	(0.24)
Net asset value, end of year	$10.25	$10.29	$9.96	$10.74	$10.67
Total return	3.17%	6.78%	(5.31)%	2.26%	8.39%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,451.4	$881.5	$470.8	$345.0	$164.3
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.62%	3.42%	2.18%	1.07%	1.72%
Portfolio turnover rate(3)	34%	50%	89%	55%	119%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

305

Baird Strategic Municipal Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.29	$9.96	$10.74	$10.67	$10.07
Income from investment operations:
Net investment income(1)	0.35	0.32	0.19	0.09	0.15
Net realized and unrealized gains (losses) on investments	(0.05)	0.32	(0.79)	0.13	0.67
Total from investment operations	0.30	0.64	(0.60)	0.22	0.82
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.18)	(0.09)	(0.15)
Distributions from net realized gains	—	—	(0.00)(2)	(0.06)	(0.07)
Total distributions	(0.34)	(0.31)	(0.18)	(0.15)	(0.22)
Net asset value, end of year	$10.25	$10.29	$9.96	$10.74	$10.67
Total return	2.92%	6.53%	(5.55)%	2.00%	8.13%
Supplemental data and ratios:
Net assets, end of year (thousands)	$95,707.7	$38,577.3	$10,660.1	$8,262.3	$6,976.1
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.37%	3.17%	1.93%	0.82%	1.47%
Portfolio turnover rate(3)	34%	50%	89%	55%	119%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

306

Baird Quality Intermediate Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$11.13	$10.95	$11.85	$12.03	$11.75
Income from investment operations:
Net investment income(1)	0.32	0.28	0.22	0.21	0.24
Net realized and unrealized gains (losses) on investments	(0.15)	0.18	(0.90)	(0.17)	0.28
Total from investment operations	0.17	0.46	(0.68)	0.04	0.52
Less distributions:
Distributions from net investment income	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Total distributions	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Net asset value, end of year	$10.99	$11.13	$10.95	$11.85	$12.03
Total return	1.58%	4.29%	(5.74)%	0.27%	4.43%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,004.6	$1,051.9	$1,083.0	$1,526.2	$1,449.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.85%	2.55%	1.94%	1.75%	2.03%
Portfolio turnover rate(2)	20%	33%	33%	18%	15%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

307

Baird Quality Intermediate Municipal Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 11.43	$11.24	$12.16	$12.34	$12.04
Income from investment operations:
Net investment income(1)	0.30	0.26	0.19	0.18	0.22
Net realized and unrealized gains (losses) on investments	(0.15)	0.18	(0.92)	(0.18)	0.29
Total from investment operations	0.15	0.44	(0.73)	—	0.51
Less distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Total distributions	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Net asset value, end of year	$ 11.30	$11.43	$11.24	$12.16	$12.34
Total return	1.37%	4.01%	(5.99)%	0.02%	4.23%
Supplemental data and ratios:
Net assets, end of year (millions)	$60.7	$51.0	$30.6	$59.2	$52.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.60%	2.30%	1.69%	1.50%	1.78%
Portfolio turnover rate(2)	20%	33%	33%	18%	15%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

308

Baird Core Intermediate Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.34	$10.10	$10.96	$10.96	$10.65
Income from investment operations:
Net investment income(1)	0.35	0.31	0.21	0.16	0.23
Net realized and unrealized gains (losses) on investments	(0.10)	0.24	(0.88)	0.02(2)	0.33
Total from investment operations	0.25	0.55	(0.67)	0.18	0.56
Less distributions:
Distributions from net investment income	(0.35)	(0.31)	(0.19)	(0.17)	(0.22)
Distributions from net realized gains	—	—	(0.00)(3)	(0.01)	(0.03)
Total distributions	(0.35)	(0.31)	(0.19)	(0.18)	(0.25)
Net asset value, end of year	$10.24	$10.34	$10.10	$10.96	$10.96
Total return	2.41%	5.54%	(6.07)%	1.60%	5.26%
Supplemental data and ratios:
Net assets, end of year (millions)	$3,911.3	$2,942.7	$2,449.7	$1,531.2	$842.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.43%	3.08%	2.01%	1.47%	2.09%
Portfolio turnover rate(4)	25%	32%	59%	31%	35%

(1)	Calculated using average shares outstanding during the year.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2021.

(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

309

Baird Core Intermediate Municipal Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 10.33	$10.09	$10.96	$10.95	$10.64
Income from investment operations:
Net investment income(1)	0.33	0.29	0.18	0.13	0.20
Net realized and unrealized gains (losses) on investments	(0.10)	0.23	(0.88)	0.03(2)	0.33
Total from investment operations	0.23	0.52	(0.70)	0.16	0.53
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.17)	(0.14)	(0.19)
Distributions from net realized gains	—	—	(0.00)(3)	(0.01)	(0.03)
Total distributions	(0.32)	(0.28)	(0.17)	(0.15)	(0.22)
Net asset value, end of year	$ 10.24	$10.33	$10.09	$10.96	$10.95
Total return	2.26%	5.28%	(6.40)%	1.44%	5.01%
Supplemental data and ratios:
Net assets, end of year (millions)	$35.2	$36.5	$38.8	$42.5	$22.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.18%	2.83%	1.76%	1.22%	1.84%
Portfolio turnover rate(4)	25%	32%	59%	31%	35%

(1)	Calculated using average shares outstanding during the year.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2021.

(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

310

Baird Municipal Bond Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 10.01	$9.68	$10.76	$10.67	$10.10
Income from investment operations:
Net investment income(1)	0.38	0.37	0.26	0.20	0.23
Net realized and unrealized gains (losses) on investments	(0.11)	0.31	(1.09)	0.17	0.76
Total from investment operations	0.27	0.68	(0.83)	0.37	0.99
Less distributions:
Distributions from net investment income	(0.37)	(0.35)	(0.25)	(0.20)	(0.21)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)
Total distributions	(0.37)	(0.35)	(0.25)	(0.28)	(0.42)
Net asset value, end of year	$9.91	$10.01	$9.68	$10.76	$10.67
Total return	2.73%	7.14%	(7.73)%	3.46%	9.95%
Supplemental data and ratios:
Net assets, end of year (millions)	$276.0	$180.4	$55.7	$34.5	$20.3
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.79%	3.77%	2.63%	1.83%	2.20%
Portfolio turnover rate(2)	47%	58%	76%	38%	124%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

311

Baird Municipal Bond Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.99	$9.68	$10.74	$10.66	$10.10
Income from investment operations:
Net investment income(1)	0.35	0.34	0.24	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.09)	0.29	(1.08)	0.16	0.75
Total from investment operations	0.26	0.63	(0.84)	0.33	0.96
Less distributions:
Distributions from net investment income	(0.34)	(0.32)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)
Total distributions	(0.34)	(0.32)	(0.22)	(0.25)	(0.40)
Net asset value, end of year	$9.91	$9.99	$9.68	$10.74	$10.66
Total return	2.69%	6.67%	(7.78)%	3.12%	9.58%
Supplemental data and ratios:
Net assets, end of year (thousands)	$11,728.7	$7,549.4	$4,055.6	$3,193.3	$1,624.8
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.54%	3.52%	2.38%	1.58%	1.95%
Portfolio turnover rate(2)	47%	58%	76%	38%	124%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

312

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds in this report are “diversified” series of the Company. Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%. See Note 7.
The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.
The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg 1-3 Year U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg 1-3 Year U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.
The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Fund’s benchmark index, the Bloomberg Intermediate U.S. Government/Credit Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.
The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index. The Fund’s benchmark index, the Bloomberg U.S. Aggregate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed debt obligations, with maturities of at least one year.
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Fund’s benchmark

313

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
index, the Bloomberg U.S. Universal Index, is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed debt obligations, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.
The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.
The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, other than debt securities, that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value

314

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period. Occasionally, significant events may occur after the close of the exchange on which a security is traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Certain when-issued, delayed delivery or forward commitment securities are considered derivatives and each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered. All of the unregistered securities held by the Funds as of December 31, 2024 consisted of securities issued pursuant to Rule 144A under the Securities Act of 1933 which may be resold in transactions exempt from registration to qualified institutional buyers.

The value of such securities held by the Funds was as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$1,902,173,138	24.47%
Baird Short-Term Bond Fund	3,587,620,683	31.74%
Baird Intermediate Bond Fund	2,294,206,739	21.92%
Baird Aggregate Bond Fund	10,320,990,597	20.30%
Baird Core Plus Bond Fund	8,810,917,326	24.26%
Baird Short-Term Municipal Bond Fund	79,450,682	5.44%
Baird Strategic Municipal Bond Fund	79,467,248	5.14%
Baird Quality Intermediate Municipal Bond Fund	17,496,629	1.64%
Baird Core Intermediate Municipal Bond Fund	148,009,761	3.75%
Baird Municipal Bond Fund	15,740,774	5.47%

d)
Foreign Securities – The Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund may invest in U.S. dollar denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

e)
Financial Derivatives Instruments – Financial derivatives instruments, such as futures contracts, derive their value from the performance of underlying asset prices, indices, reference rates and other inputs or a

315

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivatives contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1. The Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts and qualifies as a “limited derivatives user."
f)
Deposits with Broker – When trading derivatives instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At December 31, 2024, the Baird Strategic Municipal Bond Fund had no cash or cash equivalents on deposit with the broker for futures contracts, which is presented on the Fund’s Statement of Assets and Liabilities as applicable.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin may be shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.
g)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2024, or for any other tax years which are open for exam. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that

316

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.
i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

m)
New Regulatory and Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

317

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two years:
Baird Ultra Short Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	491,110,360	$4,969,644,690	411,604,492	$4,137,514,663
Shares issued to shareholders in reinvestment of distributions	33,506,847	338,457,740	25,679,955	257,878,405
Shares redeemed	(372,390,629)	(3,768,677,108)	(378,180,104)	(3,802,264,321)
Net increase	152,226,578	$1,539,425,322	59,104,343	$593,128,747
Shares Outstanding:
Beginning of year	611,283,076		552,178,733
End of year	763,509,654		611,283,076

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,147,356	$31,931,730	5,174,768	$52,152,676
Shares issued to shareholders in reinvestment of distributions	333,378	3,376,842	336,594	3,389,108
Shares redeemed	(5,164,579)	(52,418,206)	(7,085,576)	(71,389,574)
Net decrease	(1,683,845)	$(17,109,634)	(1,574,214)	$(15,847,790)
Shares Outstanding:
Beginning of year	7,678,498		9,252,712
End of year	5,994,653		7,678,498
Total net increase		$1,522,315,688		$577,280,957

Baird Short-Term Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	454,618,344	$4,295,135,438	330,854,385	$3,071,363,063
Shares issued to shareholders in reinvestment of distributions	43,882,703	414,042,415	30,856,142	286,023,809
Shares redeemed	(309,407,704)	(2,925,042,280)	(318,221,945)	(2,951,966,458)
Net increase	189,093,343	$1,784,135,573	43,488,582	$405,420,414
Shares Outstanding:
Beginning of year	992,156,239		948,667,657
End of year	1,181,249,582		992,156,239

318

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,451,412	$42,017,585	6,287,883	$58,436,639
Shares issued to shareholders in reinvestment of distributions	559,626	5,275,339	586,410	5,433,593
Shares redeemed	(7,650,331)	(72,247,521)	(14,533,892)	(134,863,231)
Net decrease	(2,639,293)	$(24,954,597)	(7,659,599)	$(70,992,999)
Shares Outstanding:
Beginning of year	15,871,572		23,531,171
End of year	13,232,279		15,871,572
Total net increase		$1,759,180,976		$334,427,415

Baird Intermediate Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	417,051,545(1)	$4,299,092,885(1)	248,886,882	$2,522,306,938
Shares issued to shareholders in reinvestment of distributions	33,496,642	344,813,192	21,784,824	220,411,749
Shares redeemed	(242,844,327)	(2,515,561,790)	(164,777,475)	(1,666,076,797)
Net increase	207,703,860	$2,128,344,287	105,894,231	$1,076,641,890
Shares Outstanding:
Beginning of year	798,255,466		692,361,235
End of year	1,005,959,326		798,255,466

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,466,948	$70,195,830	6,542,336	$69,658,365
Shares issued to shareholders in reinvestment of distributions	359,476	3,898,823	198,951	2,115,493
Shares redeemed	(2,831,855)	(30,762,344)	(4,257,033)	(45,141,593)
Net increase	3,994,569	$43,332,309	2,484,254	$26,632,265
Shares Outstanding:
Beginning of year	8,087,725		5,603,471
End of year	12,082,294		8,087,725
Total net increase		$2,171,676,596		$1,103,274,155

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.

319

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
Baird Aggregate Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,663,734,325(1)	$16,285,863,637(1)	1,413,254,416	$13,602,163,428
Shares issued to shareholders in reinvestment of distributions	172,231,366	1,677,046,355	128,410,230	1,233,825,075
Shares redeemed	(933,390,614)	(9,131,584,932)	(839,803,359)	(8,057,527,758)
Net increase	902,575,077	$8,831,325,060	701,861,287	$6,778,460,745
Shares Outstanding:
Beginning of year	4,253,624,133		3,551,762,846
End of year	5,156,199,210		4,253,624,133

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	43,970,138	$447,496,112	56,472,756	$568,679,084
Shares issued to shareholders in reinvestment of distributions	3,540,168	35,866,402	2,861,591	28,549,405
Shares redeemed	(35,946,084)	(365,184,879)	(32,836,243)	(326,493,313)
Net increase	11,564,222	$118,177,635	26,498,104	$270,735,176
Shares Outstanding:
Beginning of year	94,831,516		68,333,412
End of year	106,395,738		94,831,516
Total net increase		$8,949,502,695		$7,049,195,921

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Core Plus Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,294,547,788	$13,156,528,986	822,006,477	$8,133,324,614
Shares issued to shareholders in reinvestment of distributions	114,099,164	1,150,031,356	80,884,846	800,860,864
Shares redeemed	(525,803,955)	(5,316,769,749)	(427,183,368)	(4,225,561,007)
Net increase	882,842,997	$8,989,790,593	475,707,955	$4,708,624,471
Shares Outstanding:
Beginning of year	2,632,979,085		2,157,271,130
End of year	3,515,822,082		2,632,979,085

320

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	33,886,313	$357,792,906	30,724,067	$319,247,540
Shares issued to shareholders in reinvestment of distributions	3,943,271	41,716,553	3,269,372	33,944,914
Shares redeemed	(31,929,450)	(339,197,514)	(32,214,934)	(336,127,412)
Net increase	5,900,134	$60,311,945	1,778,505	$17,065,042
Shares Outstanding:
Beginning of year	102,881,214		101,102,709
End of year	108,781,348		102,881,214
Total net increase		$9,050,102,538		$4,725,689,513

Baird Short-Term Municipal Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	53,663,592	$535,652,046	68,282,496	$672,959,700
Shares issued to shareholders in reinvestment of distributions	3,661,739	36,467,120	3,243,634	31,921,381
Shares redeemed	(70,738,385)	(706,262,024)	(90,771,071)	(894,199,966)
Net decrease	(13,413,054)	$(134,142,858)	(19,244,941)	$(189,318,885)
Shares Outstanding:
Beginning of year	152,882,259		172,127,200
End of year	139,469,205		152,882,259

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,644,180	$16,396,436	3,869,099	$37,888,827
Shares issued to shareholders in reinvestment of distributions	206,616	2,054,398	153,990	1,513,149
Shares redeemed	(2,810,634)	(28,023,596)	(3,441,024)	(33,856,630)
Net increase (decrease)	(959,838)	$(9,572,762)	582,065	$5,545,346
Shares Outstanding:
Beginning of year	7,876,551		7,294,486
End of year	6,916,713		7,876,551
Total net decrease		$(143,715,620)		$(183,773,539)

321

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
Baird Strategic Municipal Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	77,027,592	$792,226,899	50,874,131(1)	$510,726,122(1)
Shares issued to shareholders in reinvestment of distributions	3,598,368	36,904,631	1,950,789	19,587,376
Shares redeemed	(24,690,081)	(253,536,951)	(14,418,667)	(144,596,339)
Net increase	55,935,879	$575,594,579	38,406,253	$385,717,159
Shares Outstanding:
Beginning of year	85,669,887		47,263,634
End of year	141,605,766		85,669,887

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	8,221,847	$84,588,971	3,386,481	$34,083,005
Shares issued to shareholders in reinvestment of distributions	208,573	2,139,582	47,070	473,380
Shares redeemed	(2,838,694)	(29,163,083)	(753,691)	(7,552,724)
Net increase	5,591,726	$57,565,470	2,679,860	$27,003,661
Shares Outstanding:
Beginning of year	3,750,107		1,070,247
End of year	9,341,833		3,750,107
Total net increase		$633,160,049		$412,720,820

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.
Baird Quality Intermediate Municipal Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,837,899	$241,338,219	32,875,869	$359,047,920
Shares issued to shareholders in reinvestment of distributions	2,328,458	25,672,559	2,204,880	24,076,699
Shares redeemed	(27,266,880)	(301,184,213)	(39,462,525)	(430,517,693)
Net decrease	(3,100,523)	$(34,173,435)	(4,381,776)	$(47,393,074)
Shares Outstanding:
Beginning of year	94,494,175		98,875,951
End of year	91,393,652		94,494,175

322

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,951,056	$22,192,530	3,960,479	$44,513,923
Shares issued to shareholders in reinvestment of distributions	123,995	1,404,738	96,281	1,077,933
Shares redeemed	(1,164,397)	(13,224,685)	(2,317,293)	(25,738,178)
Net increase	910,654	$10,372,583	1,739,467	$19,853,678
Shares Outstanding:
Beginning of year	4,463,007		2,723,540
End of year	5,373,661		4,463,007
Total net decrease		$(23,800,852)		$(27,539,396)

Baird Core Intermediate Municipal Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	158,576,749	$1,632,364,931	152,654,271	$1,542,643,151
Shares issued to shareholders in reinvestment of distributions	10,098,388	103,696,832	6,745,190	68,138,267
Shares redeemed	(71,538,614)	(736,197,151)	(117,282,423)	(1,181,349,071)
Net increase	97,136,523	$999,864,612	42,117,038	$429,432,347
Shares Outstanding:
Beginning of year	284,686,513		242,569,475
End of year	381,823,036		284,686,513

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,709,317	$17,577,801	1,907,974	$19,365,982
Shares issued to shareholders in reinvestment of distributions	117,660	1,206,860	108,419	1,095,003
Shares redeemed	(1,916,046)	(19,652,485)	(2,332,933)	(23,452,114)
Net decrease	(89,069)	$(867,824)	(316,540)	$(2,991,129)
Shares Outstanding:
Beginning of year	3,529,348		3,845,888
End of year	3,440,279		3,529,348
Total net increase		$998,996,788		$426,441,218

323

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
Baird Municipal Bond Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	13,463,079	$134,283,935	16,338,863	$159,295,064
Shares issued to shareholders in reinvestment of distributions	792,043	7,877,155	410,603	3,985,595
Shares redeemed	(4,443,802)	(44,210,697)	(4,475,144)	(43,392,250)
Net increase	9,811,320	$97,950,393	12,274,322	$119,888,409
Shares Outstanding:
Beginning of year	18,025,923		5,751,601
End of year	27,837,243		18,025,923

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	582,662	$5,813,981	441,906	$4,305,184
Shares issued to shareholders in reinvestment of distributions	20,892	207,606	7,883	76,660
Shares redeemed	(174,819)	(1,740,991)	(113,506)	(1,110,494)
Net increase	428,735	$4,280,596	336,283	$3,271,350
Shares Outstanding:
Beginning of year	755,327		419,044
End of year	1,184,062		755,327
Total net increase		$102,230,989		$123,159,759

Purchase In-Kind Transactions
During the year ended December 31, 2024, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2024
Fund	Effective Date	Value of Cash and Securities Received	Shares Sold
Baird Intermediate Bond Fund - Institutional Class	August 28, 2024	$59,177,794	5,646,736
Baird Aggregate Bond Fund - Institutional Class	October 29, 2024	66,239,227	6,759,105

During the year ended December 31, 2023, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

	Year Ended December 31, 2023
Fund	Effective Date	Value of Cash and Securities Received	Shares Sold
Baird Strategic Municipal Bond Fund - Institutional Class	November 28, 2023	$27,596,318	2,745,902

324

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$259,115,625	$—	$3,820,339,039	$3,489,477,539
Baird Short-Term Bond Fund	7,478,771,459	6,183,346,060	3,932,843,632	3,555,954,315
Baird Intermediate Bond Fund	4,489,296,274	3,302,836,911	1,733,095,336	874,580,127
Baird Aggregate Bond Fund	15,551,432,416	10,170,675,709	8,816,303,110	5,485,587,833
Baird Core Plus Bond Fund	11,745,347,818	7,990,611,723	8,899,894,958	3,882,679,276
Baird Short-Term Municipal Bond Fund	43,940,352	34,052,734	574,454,620	703,739,907
Baird Strategic Municipal Bond Fund	—	—	1,013,640,101	403,804,978
Baird Quality Intermediate Municipal Bond Fund	—	15,792,500	205,387,595	200,033,331
Baird Core Intermediate Municipal Bond Fund	119,451,563	94,761,133	1,697,324,597	759,606,067
Baird Municipal Bond Fund	—	—	211,528,304	109,668,902

As of December 31, 2024, the components of distributable earnings (accumulated losses) for income tax purposes were as follows:

	Baird Ultra Short Bond Fund	Baird Short-Term Bond Fund	Baird Intermediate Bond Fund	Baird Aggregate Bond Fund	Baird Core Plus Bond Fund
Cost of investments	$7,972,987,222	$11,446,460,535	$10,692,393,169	$54,478,724,029	$38,768,346,985
Gross unrealized appreciation	27,003,506	74,194,517	62,452,801	253,359,518	166,321,942
Gross unrealized depreciation	(3,664,687)	(55,579,889)	(258,234,347)	(3,716,748,672)	(2,370,247,950)
Net unrealized appreciation (depreciation)	23,338,819	18,614,628	(195,781,546)	(3,463,389,154)	(2,203,926,008)
Undistributed ordinary income	1,350,224	2,072,359	555,329	—	—
Distributable earnings	1,350,224	2,072,359	555,329	—	—
Other accumulated losses	(16,970,530)	(378,597,564)	(383,908,960)	(2,032,217,499)	(1,062,333,680)
Total distributable earnings (accumulated deficit)	$7,718,513	$(357,910,577)	$(579,135,177)	$(5,495,606,653)	$(3,266,259,688)

325

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)

	Baird Short-Term Municipal Bond Fund	Baird Strategic Municipal Bond Fund	Baird Quality Intermediate Municipal Bond Fund	Baird Core Intermediate Municipal Bond Fund	Baird Municipal Bond Fund
Cost of investments	$1,454,586,797	$1,534,662,893	$1,073,609,733	$3,917,271,228	$283,299,991
Gross unrealized appreciation	5,420,618	9,756,799	6,381,674	26,811,388	2,354,781
Gross unrealized depreciation	(13,482,024)	(11,230,416)	(23,645,448)	(46,641,157)	(2,554,824)
Net unrealized depreciation	(8,061,406)	(1,473,617)	(17,263,774)	(19,829,769)	(200,043)
Undistributed tax-exempt income	816,932	1,031,392	606,956	2,265,616	180,418
Distributable earnings	816,932	1,031,392	606,956	2,265,616	180,418
Other accumulated losses	(72,676,864)	(6,707,663)	(54,489,835)	(65,043,520)	(1,021,989)
Total accumulated deficit	$(79,921,338)	$(7,149,888)	$(71,146,653)	$(82,607,673)	$(1,041,614)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no reclassifications made for the year ended December 31, 2024.
Distributions to Shareholders
Each Fund generally pays dividends from net investment income monthly and distributes net realized capital gains annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
The tax components of distributions paid during the year shown below were as follows:

	Year Ended December 31, 2024
Fund	Ordinary Income	Return of Capital	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$356,517,497	$—	$—	$356,517,497
Baird Short-Term Bond Fund	450,513,344	—	—	450,513,344
Baird Intermediate Bond Fund	379,000,571	—	—	379,000,571
Baird Aggregate Bond Fund	1,874,358,373	6,176,785	—	1,880,535,158
Baird Core Plus Bond Fund	1,299,027,929	2,138,598	—	1,301,166,527
Baird Short-Term Municipal Bond Fund	1,094,483	—	46,791,919	47,886,402
Baird Strategic Municipal Bond Fund	1,928,349	—	42,581,646	44,509,995
Baird Quality Intermediate Municipal Bond Fund	428,602	—	29,713,542	30,142,144
Baird Core Intermediate Municipal Bond Fund	3,305,319	—	114,961,773	118,267,092
Baird Municipal Bond Fund	289,382	—	8,681,389	8,970,771

326

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
For the year ended December 31, 2024, the table above reflects the estimated characterization of the distributions paid based on each Fund’s operating results for the year. The actual characterization of the distributions made during the year is not determined until after the end of the fiscal year.

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Total
Baird Ultra Short Bond Fund	$276,577,485	$ —	$—	$276,577,485
Baird Short-Term Bond Fund	318,899,445	—	—	318,899,445
Baird Intermediate Bond Fund	247,720,713	—	—	247,720,713
Baird Aggregate Bond Fund	1,392,467,309	—	—	1,392,467,309
Baird Core Plus Bond Fund	899,271,722	—	—	899,271,722
Baird Short-Term Municipal Bond Fund	841,861	—	44,007,696	44,849,557
Baird Strategic Municipal Bond Fund	1,311,518	—	20,318,003	21,629,521
Baird Quality Intermediate Municipal Bond Fund	991,053	—	27,263,564	28,254,617
Baird Core Intermediate Municipal Bond Fund	2,659,346	—	78,393,187	81,052,533
Baird Municipal Bond Fund	200,414	—	4,495,896	4,696,310

To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
At December 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2024, accumulated capital loss carryovers, if any, were as follows:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Ultra Short Bond Fund	$16,970,530	$—	Indefinitely	N/A
Baird Short-Term Bond Fund	190,567,723	188,029,841	Indefinitely	Indefinitely
Baird Intermediate Bond Fund	76,825,218	307,083,742	Indefinitely	Indefinitely
Baird Aggregate Bond Fund	463,720,291	1,568,497,208	Indefinitely	Indefinitely
Baird Core Plus Bond Fund	195,957,966	866,375,714	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	24,878,322	47,798,542	Indefinitely	Indefinitely
Baird Strategic Municipal Bond Fund	291,240	6,416,423	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	11,509,416	42,980,420	Indefinitely	Indefinitely
Baird Core Intermediate Municipal Bond Fund	20,330,585	44,712,935	Indefinitely	Indefinitely
Baird Municipal Bond Fund	—	1,021,989	N/A	Indefinitely

During the year ended December 31, 2024, the Funds utilized capital loss carryover as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Ultra Short Bond Fund	$4,920,583	$3,206,669
Baird Short-Term Bond Fund	15,888,713	—
Baird Intermediate Bond Fund	4,441,934	—
Baird Aggregate Bond Fund	14,303,692	—
Baird Core Plus Bond Fund	38,014,578	—
Baird Short-Term Municipal Bond Fund	1,721,884	—
Baird Strategic Municipal Bond Fund	5,765,609	114,309
Baird Quality Intermediate Municipal Bond Fund	206,563	—
Baird Core Intermediate Municipal Bond Fund	2,510,853	—
Baird Municipal Bond Fund	883,596	528,731

327

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
5. INVESTMENT ADVISORY, OTHER AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for each Fund as applied to the respective Fund’s average daily net assets. Certain officers and employees of the Advisor are also officers of the Funds.
For the Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.
For the year ended December 31, 2024, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Company on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$10,013,398

These fees are not subject to recoupment by the Advisor.
The Funds have entered into an Administration Agreement with Baird. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and other excluded expenses, such as borrowing costs and extraordinary or non-recurring expenses. Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for each Fund as applied to the respective Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the year ended December 31, 2024, for the Funds.
The Funds may use related party broker-dealers. For the year ended December 31, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.
The Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor. For the year ended December 31, 2024, the Funds purchased the following amounts of such securities:

Purchases
Baird Short-Term Bond Fund	$25,400,000
Baird Short-Term Municipal Bond Fund	2,000,000
Baird Strategic Municipal Bond Fund	9,750,000
Baird Core Intermediate Municipal Bond Fund	11,440,000
Baird Municipal Bond Fund	500,000

6. LINE OF CREDIT AND OTHER INTEREST CHARGES
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs.
The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC,

328

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,000,000,000 of total borrowings for the Funds comprising the Company, whichever is less. U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of December 31, 2024, the Prime Rate was 7.50%. The LOC matures on May 19, 2025, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
No borrowings occurred for the Funds during the year ended December 31, 2024 nor were any borrowings outstanding for the Funds under the LOC as of December 31, 2024.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the year ended December 31, 2024, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Ultra Short Bond Fund	$171,406
Baird Short-Term Bond Fund	336,613
Baird Intermediate Bond Fund	282,322
Baird Aggregate Bond Fund	2,511,131
Baird Core Plus Bond Fund	2,895,385
Baird Short-Term Municipal Bond Fund	186,576
Baird Strategic Municipal Bond Fund	170,684
Baird Quality Intermediate Municipal Bond Fund	141,300
Baird Core Intermediate Municipal Bond Fund	96,947
Baird Municipal Bond Fund	24,639

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.
The Baird Strategic Municipal Bond Fund had no outstanding futures contracts at December 31, 2024.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.

329

BAIRD FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Continued)
The following table presents the results of the derivatives trading and information related to volume for the year ended December 31, 2024 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

Gain from Trading
Fund and Type of Derivatives Instrument	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Strategic Municipal Bond Fund
Interest rate	$ 421,049	$ 316,150
Total U.S. Treasury futures contracts	$ 421,049	$ 316,150

The average monthly notional amount is shown as an indicator of volume. The Funds calculate notional value for futures contracts as the number of open contracts multiplied by contract size multiplied by the price of the underlying security or asset. The average monthly notional amounts during the year ended December 31, 2024 were:

Average Notional Amount
	Purchase Contracts	Sale Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$ —	$ 1,692,656

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after December 31, 2024. There were no subsequent events since December 31, 2024, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

330

BAIRD FUNDS, INC.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
Baird Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund (the “Funds”), each a series of Baird Funds, Inc., as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 27, 2025

331

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the two most recent fiscal years.

332

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
A special meeting of shareholders of Baird Funds, Inc. (the “Company”) was held on April 4, 2024. At the special meeting, shareholders voted on a proposal to elect five directors to serve on the Board of Directors of the Company. Further details regarding the proposal and the special meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on February 7, 2024.
At the special meeting, the following action was taken:
The following individuals were elected to serve on the Board of Directors by the shareholders of the Funds, voting together in the aggregate:

NAME OF DIRECTOR	FOR	WITHHOLD
Darren R. Jackson	6,171,540,543.793	123,948,245.995
Leonard R. (Randy) Johnson	6,273,130,858.572	22,357,931.216
David J. Lubar	6,170,596,757.787	124,892,032.001
Cory L. Nettles	5,943,884,523.663	351,604,266.125
Marlyn J. Spear	6,170,833,180.312	124,655,609.476

Mr. Jackson, Mr. Lubar, Mr. Nettles and Ms. Spear were each continuing incumbent directors. Mr. Johnson was elected as a new member of the Board of Directors effective May 1, 2024. There were no abstentions or broker non-votes.

333

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
(Unaudited)
Pursuant to an Administration Agreement discussed in the Funds’ Statement of Additional Information, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. Therefore, a separate line item for “Director fees” is not included in the Funds’ Statements of Operations.

334

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Disclosure Regarding Approval of the Investment Advisory Agreement for Baird Bond Funds
The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”), comprised of directors who are not “interested persons” of the Company within the meaning of the Investment Company Act of 1940 (the “Independent Directors”), met on August 12, 2024 and August 19, 2024 to consider the annual renewal of the investment advisory agreement between Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) and the Company on behalf of the Baird Ultra Short Bond Fund, the Baird Short-Term Bond Fund, the Baird Intermediate Bond Fund, the Baird Aggregate Bond Fund, the Baird Core Plus Bond Fund, the Baird Short-Term Municipal Bond Fund, the Baird Strategic Municipal Bond Fund, the Baird Quality Intermediate Municipal Bond Fund, the Baird Core Intermediate Municipal Bond Fund, and the Baird Municipal Bond Fund (the “Bond Funds” or the “Funds”).
The Board, which is comprised solely of Independent Directors, approved the continuation of the investment advisory agreement for the Bond Funds through a process that concluded at the August 19, 2024 meeting.  In connection with the consideration of the investment advisory agreement, the Board reviewed and discussed various information that had been provided prior to the meeting, including a copy of the investment advisory agreement and the Funds’ fee schedules, the fee waiver agreement for the Baird Ultra Short Bond Fund, a memorandum provided by the Funds’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the investment advisory agreement, a memorandum and other information provided in response to a request from the Board by the Advisor, a copy of the Advisor’s Form ADV Part 1A and Form ADV brochures and brochure supplements, organizational chart for Baird Advisors, financial information for the Advisor and its parent company, a profitability analysis, comparative information about the Funds’ performance for the applicable periods ended June 30, 2024, comparative information about management fees and expense ratios, composite performance information for similar accounts managed by the Advisor, trading and brokerage commission information and information related to payments to financial intermediaries.
The Board reviewed the Advisor’s 15(c) response with representatives of the Advisor and separately with legal counsel to the Independent Directors at the August 12, 2024 special meeting.  The Board also took into account knowledge gained over time through its experience with the Advisor as well as information reviewed periodically throughout the year, including information about performance, asset flows and expenses; discussions with management about personnel, succession planning and services provided to the Funds and their shareholders; discussions with the Company’s Chief Compliance Officer about compliance matters and discussions with the Funds’ portfolio managers.
In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the investment advisory agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services Provided to the Funds
The Board considered the nature, extent and quality of the services provided by the Advisor to the Funds. The Board noted the Advisor’s focus on delivering competitive long-term investment results and in providing quality services to Fund shareholders. The Board considered the continuity and experience of the portfolio management teams employed to manage the investments of the Funds. The Board considered the depth and quality of the Advisor’s personnel who provide services to the Funds, including investment management, shareholder services, legal, compliance, information technology, cybersecurity and accounting personnel. The Board also considered the Advisor’s continued investment in resources that benefit the Funds, including investments in personnel, systems, technology, and research.
The Board considered the Advisor’s disciplined investment decision-making processes used for the Funds. The Board noted that for all Funds, Baird makes investment decisions, selects broker-dealers for the execution of portfolio transactions, votes proxies and provides other customary investment management services. The Board also considered other services that the Advisor provides the Funds in its capacity as their investment advisor, such as providing key personnel to serve as officers of the Funds, ensuring adherence to the Funds’ investment policies and restrictions, compliance services, shareholder servicing, administering the Funds’ liquidity risk management program, administering the Funds’ cybersecurity program and business continuity plan, providing valuation services and fair value services as valuation designee to the Board, providing support services to the Board and the committees of the Board and overseeing the Funds’ other service providers. The Board considered the strength of the Advisor’s legal and compliance department and the qualifications of the Funds’ Chief Compliance Officer. The Board noted the effective operation of the Advisor’s risk management, valuation and liquidity risk management processes.

335

The Board concluded that the Advisor provides a high quality of services to the Funds and the nature, extent and quality of the services provided by the Advisor to each Fund were appropriate.
Investment Performance of the Advisor and the Funds
In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2024 regarding the performance of each class of the Fund for applicable one-year, three-year, five-year, ten-year and since-inception periods in comparison to its benchmark index and its peer group as determined by Lipper. The Board reviewed the composite investment performance of Baird Advisors with respect to accounts that are managed in the same strategy as the Funds but did not consider it to be a material factor in the 15(c) process.
The Board noted that the Bond Funds have generated competitive and consistent long-term performance results and the Institutional Class of each Fund has generally outperformed the respective benchmark index for the one-year, three-year, five-year, ten-year and since-inception periods, where applicable. With respect to the Baird Quality Intermediate Municipal Bond Fund, the Board noted that the Fund has outperformed the benchmark for the one-year period and considered the Advisor’s commentary regarding the high-quality focus of the Fund as the primary cause of the Fund’s underperformance relative to the benchmark over longer time periods. The Board noted that the Institutional Class returns of each Fund have exceeded the Lipper peer group average over all applicable periods, other than the Baird Ultra Short Bond Fund, which underperformed the peer group average for the trailing one-year period, the Baird Intermediate Bond Fund, which underperformed the peer group average for the one-, three- and five-year time periods, the Baird Short-Term Municipal Bond Fund, which trailed its Lipper peer group for the three-year period, and the Baird Quality Intermediate Municipal Bond Fund, which underperformed the peer group average over certain time periods. The Board considered the Advisor’s discussion regarding the performance of those Funds relative to peer funds.
The Board also considered the quarterly portfolio commentaries and discussions with personnel of the Advisor regarding the Funds’ performance and the investment strategies employed by the Advisor. The Board concluded that each Fund and its shareholders were likely to benefit from the continued management by the Advisor.
Advisory Fees and Expenses
The Board reviewed the fee and expense information for each of the Funds, including a comparison of each Fund’s advisory fee and total net expense ratio to industry data for all funds in the same Morningstar category (excluding ETFs and index funds). The Board noted that each Fund’s advisory fee (after waivers, in the case of the Baird Ultra Short Bond Fund) is lower than the average and median advisory fee for the Morningstar category and falls in the lowest quartile of the respective category. The Board noted that the net expense ratio for each Fund’s Institutional Class is also lower than the Morningstar category average and median and falls within the lowest quartile. With respect to the Baird Ultra Short Bond Fund, the Board considered the Advisor’s contractual agreement to waive management fees in an amount equal to an annual rate of 0.15% until April 30, 2025. In addition, the Board considered that under the Administration Agreement, each of the Bond Funds pays administrative fees to the Advisor at an annual rate of 0.05% of each Fund’s average daily net assets, and the Advisor is responsible for paying almost all other expenses of each Fund, excluding management fees, Rule 12b-1 fees and specified excluded expenses, which has the effect of capping the Funds’ expense ratios at 0.55% and 0.30% for Investor and Institutional Class Shares, respectively.
The Board also considered additional information regarding the appropriateness of the advisory fee. The Board considered the level of fees charged by the Advisor to other accounts managed in similar strategies, including separately managed accounts, subadvised funds and other pooled investment funds, but did not consider these comparisons to be a material factor given the Advisor’s greater level of responsibilities and additional services provided with respect to the Funds.
The Board concluded that the advisory fee and total expense ratio of each Fund were reasonable in light of the nature and quality of services provided and fees paid by comparable funds.
Costs and Profitability
The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management and administration services to the Funds and a profitability analysis with respect to each Fund. The Board considered that the Advisor’s profitability information does not reflect costs incurred for various internal support services and systems to the Funds such as information technology, cybersecurity, compliance, risk, human resources, legal and finance.

336

The Board reviewed the financial condition of the Advisor and its parent company and determined it to be sound. The Board noted that certain Funds were not profitable to the Advisor. The Board concluded that the Advisor’s current level of profitability for each Fund, where applicable, was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered the extent to which economies of scale might be realized as each Fund grows and to the extent which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund investors.
The Board agreed with management’s view that each Fund shares in economies of scale through the low advisory fee, which was designed to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds and noted that this pricing structure has been in place since the inception of each Fund. In addition, the Board noted that the Advisor bears almost all of the Bond Funds’ expenses other than investment advisory, Rule 12b-1 and administration fees. The Board also considered investments made by the Advisor in resources that benefit the Funds. The Directors concluded that the current fee structure of each Fund was reasonable and provides for a sharing of any economies of scale with the Fund’s investors.
Benefits Derived from the Relationship with the Funds
The Board considered other benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee). Those benefits include fees received by the Advisor under the administration agreement with the Bond Funds and Rule 12b-1 fees received by the Distributor and its representatives. The Board noted that the Advisor’s asset management and other institutional businesses may experience indirect benefits from the Advisor’s association with the Funds.
The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.
Based on its evaluation of the above factors, the Directors concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

337

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Leonard R. (Randy) Johnson

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Core Financial Statements and Other Information
Baird Funds

December 31, 2024

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Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Baird Mid Cap Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.7%
BWX Technologies, Inc.	197,286	$21,975,687
HEICO Corp.	130,362	30,992,262
		52,967,949
Building Products - 4.8%
AAON, Inc.	322,935	38,002,991
Lennox International, Inc.	42,405	25,837,367
Trex Co., Inc.(a)	445,482	30,751,622
		94,591,980
Capital Markets - 5.9%
MarketAxess Holdings, Inc.	126,173	28,520,145
MSCI, Inc.	79,671	47,803,397
Raymond James Financial, Inc.	258,904	40,215,558
		116,539,100
Commercial Services & Supplies - 3.4%
Copart, Inc.(a)	573,768	32,928,545
Rollins, Inc.	728,148	33,749,660
		66,678,205
Consumer Staples Distribution & Retail - 4.3%
BJ’s Wholesale Club Holdings, Inc.(a)	484,588	43,297,938
Casey's General Stores, Inc.	104,882	41,557,395
		84,855,333
Distributors - 1.4%
Pool Corp.	80,536	27,457,944
Electrical Equipment - 1.7%
Vertiv Holdings Co. - Class A	304,281	34,569,364
Electronic Equipment, Instruments & Components - 4.3%
CDW Corp./DE	215,720	37,543,909
Zebra Technologies Corp. - Class A(a)	121,107	46,773,945
		84,317,854
Financial Services - 3.1%
Jack Henry & Associates, Inc.	228,398	40,038,169
Shift4 Payments, Inc. - Class A(a)	212,243	22,026,579
		62,064,748
Food Products - 1.4%
Lamb Weston Holdings, Inc.	399,941	26,728,057
Health Care Equipment & Supplies - 8.4%
Dexcom, Inc.(a)	280,616	21,823,506
IDEXX Laboratories, Inc.(a)	75,605	31,258,131
Insulet Corp.(a)	176,616	46,109,139
Penumbra, Inc.(a)	180,295	42,816,457
ResMed, Inc.	107,162	24,506,878
		166,514,111

	Shares	Value
Health Care Technology - 1.8%
Veeva Systems, Inc. - Class A(a)	166,268	$34,957,847
Hotels, Restaurants & Leisure - 5.6%
Churchill Downs, Inc.	331,882	44,319,522
Dutch Bros, Inc. - Class A(a)	687,600	36,016,488
Texas Roadhouse, Inc.	170,934	30,841,622
		111,177,632
Household Durables - 1.2%
DR Horton, Inc.	166,441	23,271,781
Insurance - 2.2%
Kinsale Capital Group, Inc.	93,861	43,657,567
IT Services - 4.6%
EPAM Systems, Inc.(a)	173,458	40,557,949
Globant SA(a)	231,578	49,654,955
		90,212,904
Life Sciences Tools & Services - 4.2%
Bio-Techne Corp.	369,644	26,625,457
ICON PLC(a)	111,874	23,461,097
Repligen Corp.(a)	221,939	31,945,900
		82,032,454
Machinery - 5.5%
Graco, Inc.	424,710	35,798,806
IDEX Corp.	172,949	36,196,496
Ingersoll Rand, Inc.	408,608	36,962,680
		108,957,982
Oil, Gas & Consumable Fuels - 1.5%
Diamondback Energy, Inc.	186,219	30,508,259
Professional Services - 4.7%
Broadridge Financial Solutions, Inc.	216,300	48,903,267
Equifax, Inc.	168,819	43,023,522
		91,926,789
Real Estate Management & Development - 1.9%
CoStar Group, Inc.(a)	526,430	37,687,124
Semiconductors & Semiconductor Equipment - 3.0%
Microchip Technology, Inc.	230,213	13,202,716
Monolithic Power Systems, Inc.	77,673	45,959,114
		59,161,830
Software - 12.6%
Datadog, Inc. - Class A(a)	272,497	38,937,096
Descartes Systems Group, Inc.(a)	253,168	28,759,885
Dynatrace, Inc.(a)	421,198	22,892,111
HubSpot, Inc.(a)	43,028	29,980,619
Manhattan Associates, Inc.(a)	155,104	41,915,305
PTC, Inc.(a)	228,534	42,020,547
Tyler Technologies, Inc.(a)	76,864	44,322,857
		248,828,420

The accompanying notes are an integral part of these financial statements.

1

Baird Mid Cap Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - Continued
Specialty Retail - 3.3%
Burlington Stores, Inc.(a)	158,389	$45,150,368
Floor & Decor Holdings, Inc. - Class A(a)	207,148	20,652,656
		65,803,024
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc. - Class A(a)	333,431	20,482,666
Trading Companies & Distributors - 3.6%
Fastenal Co.	592,527	42,608,616
Ferguson Enterprises, Inc.	163,866	28,442,222
		71,050,838
TOTAL COMMON STOCKS (Cost $1,366,381,521)		1,937,001,762
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class U, 4.43% (b)	38,850,615	38,850,615
TOTAL SHORT-TERM INVESTMENTS (Cost $38,850,615)		38,850,615
TOTAL INVESTMENTS - 100.1% (Cost $1,405,232,136)		$1,975,852,377
Liabilities in Excess of Other Assets - (0.1)%		(2,619,201)
TOTAL NET ASSETS - 100.0%		$1,973,233,176

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Baird Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,937,001,762	$ —	$ —	$1,937,001,762
Money Market Funds	38,850,615	—	—	38,850,615
Total Investments	$1,975,852,377	$—	$—	$1,975,852,377

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

3

Baird Small/Mid Cap Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.5%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	34,163	$3,805,417
Automobile Components - 0.7%
XPEL, Inc.(a)	34,245	1,367,745
Beverages - 1.9%
Vita Coco Co., Inc.(a)	96,992	3,579,975
Biotechnology - 2.5%
Neurocrine Biosciences, Inc.(a)	34,586	4,720,989
Building Products - 7.1%
AAON, Inc.	39,621	4,662,599
Lennox International, Inc.	7,613	4,638,601
Simpson Manufacturing Co., Inc.	12,704	2,106,704
Trex Co., Inc.(a)	28,654	1,977,986
		13,385,890
Capital Markets - 1.4%
FactSet Research Systems, Inc.	5,622	2,700,134
Construction & Engineering - 2.9%
Everus Construction Group, Inc.(a)	42,709	2,808,117
WillScot Holdings Corp.(a)	81,256	2,718,013
		5,526,130
Consumer Staples Distribution & Retail - 3.6%
BJ’s Wholesale Club Holdings, Inc.(a)	31,680	2,830,608
Casey's General Stores, Inc.	9,867	3,909,601
		6,740,209
Distributors - 2.0%
Pool Corp.	10,979	3,743,180
Electronic Equipment, Instruments & Components - 3.6%
Badger Meter, Inc.	17,359	3,682,191
Zebra Technologies Corp. - Class A(a)	7,852	3,032,600
		6,714,791
Financial Services - 1.5%
Shift4 Payments, Inc. - Class A(a)	27,909	2,896,396
Health Care Equipment & Supplies - 11.1%
Glaukos Corp.(a)	17,520	2,626,949
Inspire Medical Systems, Inc.(a)	18,446	3,419,520
Insulet Corp.(a)	20,044	5,232,887
Masimo Corp.(a)	16,971	2,805,306
Penumbra, Inc.(a)	16,545	3,929,107
PROCEPT BioRobotics Corp.(a)	35,287	2,841,309
		20,855,078
Hotels, Restaurants & Leisure - 6.6%
Churchill Downs, Inc.	32,028	4,277,019
Dutch Bros, Inc. - Class A(a)	87,460	4,581,155
Texas Roadhouse, Inc.	19,697	3,553,930
		12,412,104

	Shares	Value
Insurance - 2.5%
Kinsale Capital Group, Inc.	10,259	$4,771,769
IT Services - 2.0%
Globant SA(a)	17,687	3,792,447
Life Sciences Tools & Services - 2.9%
Bio-Techne Corp.	35,344	2,545,829
Repligen Corp.(a)	20,145	2,899,671
		5,445,500
Machinery - 3.5%
Federal Signal Corp.	30,909	2,855,682
Kadant, Inc.	11,003	3,795,925
		6,651,607
Oil, Gas & Consumable Fuels - 3.4%
Matador Resources Co.	64,023	3,601,934
Viper Energy, Inc.	56,919	2,793,015
		6,394,949
Pharmaceuticals - 4.6%
Intra-Cellular Therapies, Inc.(a)	41,964	3,504,833
Tarsus Pharmaceuticals, Inc.(a)	92,697	5,132,633
		8,637,466
Professional Services - 2.9%
ExlService Holdings, Inc.(a)	67,884	3,012,692
UL Solutions, Inc.	50,663	2,527,070
		5,539,762
Semiconductors & Semiconductor Equipment - 3.0%
Astera Labs, Inc.(a)	19,755	2,616,550
Onto Innovation, Inc.(a)	8,471	1,411,861
SiTime Corp.(a)	7,719	1,655,957
		5,684,368
Software - 15.3%
Clearwater Analytics Holdings, Inc. - Class A(a)	78,231	2,152,917
CyberArk Software Ltd.(a)	7,912	2,635,883
Descartes Systems Group, Inc.(a)	47,599	5,407,246
Dynatrace, Inc.(a)	58,155	3,160,724
Elastic NV(a)	27,875	2,761,855
Manhattan Associates, Inc.(a)	13,127	3,547,441
Monday.com Ltd.(a)	9,646	2,271,054
SPS Commerce, Inc.(a)	14,978	2,755,802
Vertex, Inc. - Class A(a)	77,037	4,109,924
		28,802,846
Specialized REITs - 1.3%
National Storage Affiliates Trust	66,171	2,508,543
Specialty Retail - 6.0%
Boot Barn Holdings, Inc.(a)	29,188	4,431,322
Burlington Stores, Inc.(a)	14,280	4,070,657
Floor & Decor Holdings, Inc. - Class A(a)	27,181	2,709,946
		11,211,925

The accompanying notes are an integral part of these financial statements.

4

Baird Small/Mid Cap Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
Technology Hardware, Storage & Peripherals - 1.0%
Pure Storage, Inc. - Class A(a)	30,745	$1,888,665
Trading Companies & Distributors - 2.2%
Watsco, Inc.	8,812	4,175,919
TOTAL COMMON STOCKS (Cost $152,161,556)		183,953,804
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class U, 4.43%(b)	4,970,788	4,970,788
TOTAL SHORT-TERM INVESTMENTS (Cost $4,970,788)		4,970,788
TOTAL INVESTMENTS - 100.1% (Cost $157,132,344)		$188,924,592
Liabilities in Excess of Other Assets - (0.1)%		(136,226)
TOTAL NET ASSETS - 100.0%		$188,788,366

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Small/Mid Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 183,953,804	$ —	$ —	$ 183,953,804
Money Market Funds	4,970,788	—	—	4,970,788
Total Investments	$ 188,924,592	$ —	$ —	$ 188,924,592

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

6

Baird Equity Opportunity Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 3.6%
Cadre Holdings, Inc.	84,896	$2,742,141
Building Products - 2.0%
Hayward Holdings, Inc.(a)	98,851	1,511,432
Construction & Engineering - 8.1%
Fluor Corp.(a)(b)	73,619	3,630,889
Valmont Industries, Inc.	5,589	1,713,979
WillScot Holdings Corp.(a)(b)	24,422	816,916
		6,161,784
Consumer Staples Distribution & Retail - 5.3%
Chefs’ Warehouse, Inc.(a)	82,161	4,052,181
Diversified Consumer Services - 3.6%
Mister Car Wash, Inc.(a)	376,308	2,743,285
Diversified Telecommunication Services - 2.4%
Globalstar, Inc.(a)	873,478	1,808,099
Electrical Equipment - 0.4%
nVent Electric PLC	4,079	278,025
Electronic Equipment, Instruments & Components - 0.5%
Mirion Technologies, Inc.(a)	23,214	405,084
Energy Equipment & Services - 3.0%
Oceaneering International, Inc.(a)	88,660	2,312,253
Entertainment - 3.8%
Madison Square Garden Sports Corp.(a)	12,822	2,893,669
Financial Services - 9.2%
AvidXchange Holdings, Inc.(a)	277,147	2,865,700
Global Payments, Inc.(b)	18,195	2,038,932
Toast, Inc. - Class A(a)	58,157	2,119,822
		7,024,454
Health Care Equipment & Supplies - 1.6%
Merit Medical Systems, Inc.(a)	12,326	1,192,171
Health Care Providers & Services - 6.9%
HealthEquity, Inc.(a)	28,367	2,721,814
NeoGenomics, Inc.(a)(c)	153,284	2,526,120
		5,247,934
Health Care Technology - 3.1%
Phreesia, Inc.(a)	93,876	2,361,920
Hotels, Restaurants & Leisure - 11.0%
Norwegian Cruise Line Holdings Ltd.(a)	108,131	2,782,211
Sportradar Group AG - Class A(a)	321,477	5,574,411
		8,356,622

	Shares	Value
Interactive Media & Services - 3.2%
ZoomInfo Technologies, Inc.(a)(b)	234,697	$2,466,665
Leisure Products - 1.0%
Clarus Corp.	160,005	721,623
Machinery - 1.9%
RBC Bearings, Inc.(a)	4,908	1,468,179
Professional Services - 3.3%
SS&C Technologies Holdings, Inc.	33,242	2,519,079
Semiconductors & Semiconductor Equipment - 4.8%
Astera Labs, Inc.(a)(b)	7,371	976,289
Universal Display Corp.	18,352	2,683,062
		3,659,351
Software - 16.4%
BILL Holdings, Inc.(a)	45,147	3,824,402
Clear Secure, Inc. - Class A(b)	69,826	1,860,165
Confluent, Inc. - Class A(a)	60,957	1,704,358
Gitlab, Inc. - Class A(a)(b)	23,807	1,341,524
NCR Voyix Corp.(a)	271,532	3,758,003
		12,488,452
TOTAL COMMON STOCKS (Cost $56,329,674)		72,414,403

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.3%
Call Options - 0.3%(d)(e)
Capri Holdings Ltd., Expiration: 03/21/2025; Exercise Price: $22.50(b)	$579,150	275	45,375
Clear Secure, Inc., Expiration: 05/16/2025; Exercise Price: $30.00(b)	1,009,656	379	89,065
Global Payments, Inc.
Expiration: 01/17/2025; Exercise Price: $110.00(b)	818,038	73	29,638
Expiration: 01/17/2025; Exercise Price: $120.00(b)	818,038	73	2,920
Mister Car Wash, Inc., Expiration: 05/16/2025; Exercise Price: $10.00	459,999	631	15,775
SPDR S&P Biotech ETF, Expiration: 01/17/2025; Exercise Price: $100.00(b)	819,546	91	910
WillScot Holdings Corp., Expiration: 01/17/2025; Exercise Price: $40.00(b)	615,480	184	3,220
ZoomInfo Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $12.50(b)	37,836	36	7,560
TOTAL PURCHASED OPTIONS (Cost $269,144)			194,463

The accompanying notes are an integral part of these financial statements.

7

Baird Equity Opportunity Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class U, 4.43%(f)	3,450,661	$3,450,661
TOTAL SHORT-TERM INVESTMENTS (Cost $3,450,661)		3,450,661
TOTAL INVESTMENTS - 99.9% (Cost $60,049,479)		$76,059,527
Other Assets in Excess of Liabilities - 0.1%		92,162
TOTAL NET ASSETS - 100.0%		$76,151,689

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $2,389,600 which represented 3.1% of net assets.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Baird Equity Opportunity Fund
Schedule of Written Options
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%(a)(b)
Call Options - (0.2)%
Astera Labs, Inc., Expiration: 01/17/2025; Exercise Price: $125.00	$(728,475)	(55)	$(66,000)
Capri Holdings Ltd., Expiration: 03/21/2025; Exercise Price: $32.50	(37,908)	(18)	(360)
Clear Secure, Inc., Expiration: 05/16/2025; Exercise Price: $40.00	(1,009,656)	(379)	(28,046)
Fluor Corp., Expiration: 06/20/2025; Exercise Price: $60.00	(483,336)	(98)	(20,580)
Gitlab, Inc., Expiration: 03/21/2025; Exercise Price: $75.00	(202,860)	(36)	(3,420)
Total Call Options			(118,406)
Put Options - (0.1)%
Clear Secure, Inc., Expiration: 05/16/2025; Exercise Price: $20.00	(1,009,656)	(379)	(33,163)
Global Payments, Inc., Expiration: 01/17/2025; Exercise Price: $85.00	(1,636,076)	(146)	(730)
SPDR S&P Biotech ETF, Expiration: 01/17/2025; Exercise Price: $90.00	(819,546)	(91)	(18,564)
WillScot Holdings Corp.
Expiration: 01/17/2025; Exercise Price: $35.00	(150,525)	(45)	(16,200)
Expiration: 01/17/2025; Exercise Price: $32.50	(307,740)	(92)	(5,520)
ZoomInfo Technologies, Inc., Expiration: 12/19/2025; Exercise Price: $10.00	(115,610)	(110)	(19,250)
Total Put Options			(93,427)
TOTAL WRITTEN OPTIONS (Premiums received $322,879)			$(211,833)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

9

Baird Equity Opportunity Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Equity Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$72,414,403	$—	$—	$72,414,403
Purchased Options	167,908	26,555	—	194,463
Money Market Funds	3,450,661	—	—	3,450,661
Total Investments	$76,032,972	$26,555	$—	$76,059,527
Liabilities:
Investments:
Written Options	$(158,330)	$(53,503)	$—	$(211,833)
Total Investments	$(158,330)	$(53,503)	$—	$(211,833)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

10

Baird Chautauqua International Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.7%
Canada - 11.8%
Independent Power and Renewable Electricity Producers - 3.0%
Brookfield Renewable Corp.	1,097,215	$30,348,967
Insurance - 4.0%
Fairfax Financial Holdings Ltd.	29,581	41,157,605
Software - 4.8%
Constellation Software, Inc.	15,638	48,356,119
Total Canada		119,862,691
China - 14.3%
Biotechnology - 3.5%
BeiGene Ltd. - ADR(a)	195,317	36,077,003
Broadline Retail - 6.3%
Alibaba Group Holding Ltd. - ADR	261,000	22,130,190
Prosus NV	1,044,590	41,496,210
		63,626,400
Life Sciences Tools & Services - 1.2%
Wuxi Biologics Cayman, Inc.(a)(b)	5,675,234	12,718,696
Real Estate Management & Development - 3.3%
KE Holdings, Inc. - ADR	1,805,040	33,248,837
Total China		145,670,936
Denmark - 8.4%
Biotechnology - 2.4%
Genmab AS(a)	115,803	24,184,608
Health Care Equipment & Supplies - 3.0%
Coloplast AS - Class B	280,884	30,774,260
Pharmaceuticals - 3.0%
Novo Nordisk AS - ADR	352,116	30,289,018
Total Denmark		85,247,886
France - 3.7%
Aerospace & Defense - 3.7%
Safran SA	171,010	37,469,623
Hong Kong - 1.3%
Capital Markets - 1.3%
Hong Kong Exchanges & Clearing Ltd.	369,449	13,828,014
India - 8.5%
Banks - 3.8%
HDFC Bank Ltd. - ADR	605,767	38,684,281

	Shares	Value
IT Services - 4.7%
Tata Consultancy Services Ltd.	1,001,348	$47,785,814
Total India		86,470,095
Indonesia - 2.6%
Banks - 2.6%
Bank Rakyat Indonesia Persero Tbk PT	105,564,631	26,649,646
Italy - 2.0%
Passenger Airlines - 2.0%
Ryanair Holdings PLC - ADR	466,714	20,344,063
Japan- 14.1%
Automobiles - 3.5%
Suzuki Motor Corp.	3,207,805	35,941,363
Electronic Equipment, Instruments & Components - 3.8%
Keyence Corp.	93,738	38,101,841
Machinery - 2.9%
FANUC Corp.	1,124,353	29,371,425
Professional Services - 3.9%
Recruit Holdings Co. Ltd.	574,547	39,935,566
Total Japan		143,350,195
Netherlands- 7.8%
Financial Services - 4.7%
Adyen NV(a)(b)	31,909	47,419,327
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV	45,429	31,485,931
Total Netherlands		78,905,258
Singapore - 7.3%
Banks - 4.1%
DBS Group Holdings Ltd.	1,289,964	41,337,496
Entertainment - 3.2%
Sea Ltd. - ADR(a)	309,504	32,838,374
Total Singapore		74,175,870
Switzerland - 2.4%
Software - 2.4%
Temenos AG	349,220	24,675,997
Taiwan, Province Of China - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	265,736	52,480,203

The accompanying notes are an integral part of these financial statements.

11

Baird Chautauqua International Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - 8.3%
Commercial Services & Supplies - 4.7%
Waste Connections, Inc.	276,475	$47,437,580
Software - 3.6%
Atlassian Corp. - Class A(a)	150,315	36,583,665
Total United States		84,021,245
TOTAL COMMON STOCKS (Cost $770,701,267)		993,151,722
	Contracts
WARRANTS - 0.0%(c)
Canada - 0.0%(c)
Software - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(d)	14,550	0
TOTAL WARRANTS (Cost $0)		0
	Shares
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class U, 4.43%(e)	22,457,412	22,457,412
TOTAL SHORT-TERM INVESTMENTS (Cost $22,457,412)		22,457,412
TOTAL INVESTMENTS - 99.9% (Cost $793,158,679)		$1,015,609,134
Other Assets in Excess of Liabilities - 0.1%		844,209
TOTAL NET ASSETS - 100.0%		$1,016,453,343

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $60,138,023 or 5.9% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

12

Baird Chautauqua International Growth Fund
Summary of Fair Value Exposure
as of December 31, 2024
Baird Chautauqua International Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$542,958,046	$450,193,676	$ —	$993,151,722
Warrants	—	—	—(a)	—(a)
Money Market Funds	22,457,412	—	—	22,457,412
Total Investments	$565,415,458	$450,193,676	$—(a)	$1,015,609,134

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

13

Baird Chautauqua Global Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.9%
Canada - 8.9%
Independent Power and Renewable Electricity Producers - 2.1%
Brookfield Renewable Corp.	275,826	$7,629,347
Insurance - 2.7%
Fairfax Financial Holdings Ltd.	7,231	10,060,872
Software - 4.1%
Constellation Software, Inc.	4,873	15,068,382
Total Canada		32,758,601
China - 8.5%
Biotechnology - 2.0%
BeiGene Ltd. - ADR(a)	40,132	7,412,782
Broadline Retail - 3.4%
Alibaba Group Holding Ltd. - ADR	43,300	3,671,407
Prosus NV	224,862	8,932,616
		12,604,023
Life Sciences Tools & Services - 0.9%
Wuxi Biologics Cayman, Inc.(a)(b)	1,498,428	3,358,108
Real Estate Management & Development - 2.2%
KE Holdings, Inc. - ADR	432,694	7,970,223
Total China		31,345,136
Denmark - 6.2%
Biotechnology - 1.7%
Genmab AS(a)	29,604	6,182,579
Health Care Equipment & Supplies - 1.9%
Coloplast AS - Class B	64,869	7,107,188
Pharmaceuticals - 2.6%
Novo Nordisk AS - ADR	111,970	9,631,659
Total Denmark		22,921,426
France - 2.5%
Aerospace & Defense - 2.5%
Safran SA	42,453	9,301,783
Hong Kong - 1.0%
Capital Markets - 1.0%
Hong Kong Exchanges & Clearing Ltd.	101,270	3,790,410
India - 5.7%
Banks - 2.7%
HDFC Bank Ltd. - ADR	158,047	10,092,881

	Shares	Value
IT Services - 3.0%
Tata Consultancy Services Ltd.	229,379	$10,946,307
Total India		21,039,188
Indonesia - 2.0%
Banks - 2.0%
Bank Rakyat Indonesia Persero Tbk PT	29,666,131	7,489,174
Italy - 1.7%
Passenger Airlines - 1.7%
Ryanair Holdings PLC - ADR	139,959	6,100,813
Japan - 8.9%
Automobiles - 2.2%
Suzuki Motor Corp.	736,044	8,246,893
Electronic Equipment, Instruments & Components - 2.1%
Keyence Corp.	18,963	7,707,922
Machinery - 1.9%
FANUC Corp.	263,231	6,876,372
Professional Services - 2.7%
Recruit Holdings Co. Ltd.	140,375	9,757,174
Total Japan		32,588,361
Netherlands - 5.6%
Financial Services - 3.2%
Adyen NV(a)(b)	7,888	11,722,199
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	12,715	8,812,512
Total Netherlands		20,534,711
Singapore - 5.0%
Banks - 2.5%
DBS Group Holdings Ltd.	286,173	9,170,547
Entertainment - 2.5%
Sea Ltd. - ADR(a)	86,501	9,177,756
Total Singapore		18,348,303
Switzerland - 1.0%
Software - 1.0%
Temenos AG	54,068	3,820,462
Taiwan, Province Of China - 4.2%
Semiconductors & Semiconductor Equipment - 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,238	15,253,733

The accompanying notes are an integral part of these financial statements.

14

Baird Chautauqua Global Growth Fund
Schedule of Investments
December 31, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United States - 36.7%(c)
Biotechnology - 4.7%
Incyte Corp.(a)	125,045	$8,636,858
Regeneron Pharmaceuticals, Inc.(a)	12,319	8,775,193
		17,412,051
Broadline Retail - 3.7%
Amazon.com, Inc.(a)	61,390	13,468,352
Capital Markets - 2.7%
Charles Schwab Corp.	134,215	9,933,252
Commercial Services & Supplies - 3.6%
Waste Connections, Inc.	77,346	13,271,027
Financial Services - 4.6%
Mastercard, Inc. - Class A	32,087	16,896,052
Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A	76,779	14,534,265
Life Sciences Tools & Services - 0.9%
Illumina, Inc.(a)	24,423	3,263,645
Semiconductors & Semiconductor Equipment - 6.3%
Micron Technology, Inc.	87,387	7,354,490
NVIDIA Corp.	91,649	12,307,544
Universal Display Corp.	23,505	3,436,431
		23,098,465
Software - 2.7%
Atlassian Corp. - Class A(a)	40,077	9,753,940
Specialty Retail - 3.6%
TJX Cos., Inc.	109,343	13,209,728
Total United States		134,840,777
TOTAL COMMON STOCKS (Cost $271,948,554)		360,132,878
	Contracts
WARRANTS - 0.0%(d)
Canada - 0.0%(d)
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00(a)(e)	5,137	0
TOTAL WARRANTS (Cost $0)		0

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class U, 4.43%(f)	7,562,315	$7,562,315
TOTAL SHORT-TERM INVESTMENTS (Cost $7,562,315)		7,562,315
TOTAL INVESTMENTS - 100.0% (Cost $279,510,869)		$367,695,193
Other Assets in Excess of Liabilities - 0.0%(d)		142,382
TOTAL NET ASSETS - 100.0%		$367,837,575

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $15,080,307 or 4.1% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee (See Note 2). These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

15

Baird Chautauqua Global Growth Fund
Summary of Fair Value Disclosure
as of December 31, 2024
Baird Chautauqua Global Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$254,655,761	$105,477,117	$ —	$360,132,878
Warrants	—	—	—(a)	—(a)
Money Market Funds	7,562,315	—	—	7,562,315
Total Investments	$262,218,076	$105,477,117	$ —(a)	$367,695,193

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

16

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2024

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
ASSETS:
Investments, at value (cost $1,405,232,136, $157,132,344 and $60,049,479, respectively)	$1,975,852,377	$188,924,592	$76,059,527
Dividends receivable	616,478	21,854	3,353
Interest receivable	221,391	20,843	12,956
Receivable for Fund shares sold	836,763	10,145	397,405
Prepaid expenses and other assets	20,535	24,191	11,217
Total assets	1,977,547,544	189,001,625	76,484,458
LIABILITIES:
Written option contracts, at value (premiums received $0, $0, and $322,879, respectively)	—	—	211,833
Payable for investments purchased	—	—	15,310
Payable for Fund shares redeemed	2,722,914	37,229	–
Payable to Advisor, net (Note 5)	1,337,381	116,404	48,841
Payable to Directors	20,434	20,434	20,434
Accrued fund accounting and administration fees	21,946	6,289	5,456
Accrued shareholder servicing fees	94,148	6,170	5,767
Accrued professional fees	20,385	20,385	21,521
Accrued custody fees	3,598	909	1,410
Accrued Rule 12b-1 fees (Note 7)	60,958	817	472
Accrued expenses and other liabilities	32,604	4,622	1,725
Total liabilities	4,314,368	213,259	332,769
NET ASSETS	$ 1,973,233,176	$188,788,366	$76,151,689
Net Assets Consist of:
Paid-in capital	$1,372,312,540	$180,307,215	$58,637,147
Total distributable earnings	600,920,636	8.481,151	17,514,542
Net Assets	$ 1,973,233,176	$188,788,366	$76,151,689
Institutional Class Shares
Net Assets	$1,840,666,243	$188,206,598	$76,148,507
Shares outstanding ($0.01 par value, unlimited shares authorized)	78,173,845	10,905,074	4,658,434
Net asset value, offering and redemption price per share	$23.55	$17.26	$16.35
Investor Class Shares
Net Assets	$132,566,933	$581,768	$3,182
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,237,483	34,336	197
Net asset value, offering and redemption price per share	$21.25	$16.94	$16.19

The accompanying notes are an integral part of these financial statements.

17

BAIRD FUNDS, INC.
Statements of Assets and Liabilities
December 31, 2024 (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
ASSETS:
Investments, at value (cost $793,158,679 and $279,510,869, respectively)	$1,015,609,134	$367,695,193
Foreign currency, at value (cost $1,508,982 and $318,855, respectively)	1,492,743	308,343
Dividends receivable	1,446,758	443,026
Interest receivable	92,464	28,466
Receivable for Fund shares sold	1,177,222	262,204
Prepaid expenses and other assets	20,419	5,109
Total assets	1,019,838,740	368,742,341
LIABILITIES:
Payable for Fund shares redeemed	432,229	34,050
Payable to Advisor, net (Note 5)	613,648	217,922
Payable to Directors	20,434	20,434
Accrued fund accounting and administration fees	14,204	9,026
Accrued shareholder servicing fees	48,773	10,189
Accrued professional fees	22,485	22,485
Accrued custody fees	23,812	8,094
Accrued Rule 12b-1 fees (Note 7)	8,174	957
Deferred tax	2,173,013	576,980
Accrued expenses and other liabilities	28,625	4,629
Total liabilities	3,385,397	904,766
NET ASSETS	$ 1,016,453,343	$367,837,575
Net Assets Consist of:
Paid-in capital	$825,862,663	$281,498,262
Total distributable earnings	190,590,680	86,339,313
Net Assets	$ 1,016,453,343	$367,837,575
Institutional Class Shares
Net Assets	$1,002,156,330	$366,848,208
Shares outstanding ($0.01 par value, unlimited shares authorized)	53,022,056	15,523,208
Net asset value, offering and redemption price per share	$18.90	$23.63
Investor Class Shares
Net Assets	$14,297,013	$989,367
Shares outstanding ($0.01 par value, unlimited shares authorized)	762,593	42,385
Net asset value, offering and redemption price per share	$18.75	$23.34

The accompanying notes are an integral part of these financial statements.

18

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2024

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $0, $475, and $0, respectively)	$13,386,646	$735,432	$195,071
Interest	3,345,902	315,547	53,494
Total investment income	16,732,548	1,050,979	248,565
EXPENSES:
Investment advisory fees (Note 5)	17,280,508	1,324,047	812,811
Shareholder servicing fees	819,034	32,414	24,128
Directors fees	104,612	104,612	104,612
Federal and state registration	109,345	66,235	49,524
Fund accounting and administration fees	142,645	42,280	36,769
Professional fees	49,167	49,277	74,357
Reports to shareholders	144,592	12,324	6,925
Custody fees	22,376	3,592	12,803
Interest expense (Note 6)	—	—	68
Miscellaneous expenses	2,919	466	422
Rule 12b-1 fees - Investor Class Shares (Note 7)	364,064	1,627	7
Total expenses	19,039,262	1,636,874	1,122,426
Fee waiver by Advisor (Note 5)	—	(134,659)	(309,540)
Net expenses	19,039,262	1,502,215	812,886
NET INVESTMENT LOSS	(2,306,714)	(451,236)	(564,321)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	129,402,428	7,439,860	5,858,273
Written option contracts	—	—	59,743
Net change in unrealized appreciation/depreciation on:
Investments	(147,596,140)	6,350,905	9,280,582
Written option contracts	—	—	94,244
Net realized and unrealized gain (loss) on investments	(18,193,712)	13,790,765	15,292,842
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,500,426)	$13,339,529	$14,728,521

The accompanying notes are an integral part of these financial statements.

19

BAIRD FUNDS, INC.
Statements of Operations
Year Ended December 31, 2024 (Continued)

	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes withheld of $2,041,404 and $550,933, respectively)	$12,807,435	$3,807,756
Interest	1,268,235	440,163
Total investment income	14,075,670	4,247,919
EXPENSES:
Investment advisory fees (Note 5)	7,202,293	2,701,118
Shareholder servicing fees	315,921	52,502
Directors fees	104,612	104,612
Custody fees	140,661	42,326
Federal and state registration	121,151	60,890
Fund accounting and administration fees	87,394	58,552
Professional fees	51,294	51,405
Reports to shareholders	56,178	14,479
Miscellaneous expenses	19,054	15,059
Rule 12b-1 fees - Investor Class Shares (Note 7)	38,128	2,570
Total expenses	8,136,686	3,103,513
Fee waiver by Advisor (Note 5)	(416,113)	(219,751)
Net expenses	7,720,573	2,883,762
NET INVESTMENT INCOME	6,355,097	1,364,157
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments (net of foreign taxes paid of $61,933 and $3,130, respectively)	(9,421,939)	8,627,971
Foreign currency transactions	(315,603)	(46,760)
Net change in unrealized appreciation/depreciation on:
Investments	107,850,951	43,085,298
Deferred tax	(1,202,757)	(304,408)
Foreign currency translation	(38,161)	(19,526)
Net realized and unrealized gain on investments and foreign currency translation	96,872,491	51,342,575
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 103,227,588	$52,706,732

The accompanying notes are an integral part of these financial statements.

20

BAIRD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Baird Mid Cap Growth Fund		Baird Small/Mid Cap Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(2,306,714)	$(1,308,750)	$(451,236)	$(362,143)
Net realized gain (loss) on investments	129,402,428	102,098,984	7,439,860	(10,960,374)
Net change in unrealized appreciation/depreciation on investments	(147,596,140)	290,593,196	6,350,905	27,715,416
Net increase (decrease) in net assets resulting from operations	(20,500,426)	391,383,430	13,339,529	16,392,899
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	311,632,653	722,927,473	28,268,574	29,411,729
Shares issued to holders in reinvestment of distributions	71,817,023	49,173,891	—	—
Cost of shares redeemed	(838,796,759)	(494,791,697)	(29,504,116)	(16,983,990)
Net increase (decrease) in net assets resulting from capital share transactions	(455,347,083)	277,309,667	(1,235,542)	12,427,739
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(74,505,176)	(51,408,482)	—	—
Investor Class	(5,827,772)	(4,277,963)	—	—
Total distributions to shareholders	(80,332,948)	(55,686,445)	—	—
Total increase (decrease) in net assets	(556,180,457)	613,006,652	12,103,987	28,820,638
NET ASSETS:
Beginning of year	2,529,413,633	1,916,406,981	176,684,379	147,863,741
End of year	$1,973,233,176	$2,529,413,633	$188,788,366	$176,684,379

The accompanying notes are an integral part of these financial statements.

21

BAIRD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Equity Opportunity Fund
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income (loss)	$(564,321)	$11,163
Net realized gain (loss) on investments and written option contracts	5,918,016	(2,157,034)
Net change in unrealized appreciation/depreciation on investments and written option contracts	9,374,826	9,432,022
Net increase in net assets resulting from operations	14,728,521	7,286,151
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,521,629	6,853,485
Shares issued to holders in reinvestment of distributions	848,751	6,261
Cost of shares redeemed	(7,336,847)	(11,710,271)
Net increase (decrease) in net assets resulting from capital share transactions	2,033,533	(4,850,525)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(854,131)	(6,327)
Investor Class	(36)	—
Total distributions to shareholders	(854,167)	(6,327)
Total increase in net assets	15,907,887	2,429,299
NET ASSETS:
Beginning of year	60,243,802	57,814,503
End of year	$ 76,151,689	$60,243,802

The accompanying notes are an integral part of these financial statements.

22

BAIRD FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Baird Chautauqua International Growth Fund		Baird Chautauqua Global Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$6,355,097	$4,995,699	$1,364,157	$1,596,543
Net realized gain (loss) on investments and foreign currency transactions	(9,737,542)	2,703,202	8,581,211	(457,343)
Net change in unrealized appreciation/depreciation on investments, deferred tax, and foreign currency translation	106,610,033	62,270,476	42,761,364	42,773,944
Net increase in net assets resulting from operations	103,227,588	69,969,377	52,706,732	43,913,144
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	241,983,488	401,673,235	24,997,741	32,304,361
Shares issued to holders in reinvestment of distributions	5,483,381	1,494,819	6,280,277	1,236,689
Cost of shares redeemed	(152,035,871)	(140,522,720)	(29,039,911)	(22,510,079)
Net increase in net assets resulting from capital share transactions	95,430,998	262,645,334	2,238,107	11,030,971
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders:
Institutional Class	(6,149,447)	(1,649,060)	(6,593,481)	(1,307,617)
Investor Class	(62,531)	(24,611)	(16,689)	(1,777)
Total distributions to shareholders	(6,211,978)	(1,673,671)	(6,610,170)	(1,309,394)
Total increase in net assets	192,446,608	330,941,040	48,334,669	53,634,721
NET ASSETS:
Beginning of year	824,006,735	493,065,695	319,502,906	265,868,185
End of year	$ 1,016,453,343	$824,006,735	$367,837,575	$319,502,906

The accompanying notes are an integral part of these financial statements.

23

Baird Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$24.69	$21.01	$29.50	$28.17	$22.90
Income from investment operations:
Net investment loss(1)	(0.02)	(0.01)	(0.07)	(0.15)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.15)	4.24	(8.08)	6.30	7.99
Total from investment operations	(0.17)	4.23	(8.15)	6.15	7.91
Less distributions:
Distributions from net realized gains	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of year	$23.55	$24.69	$21.01	$29.50	$28.17
Total return	(0.90)%	20.17%	(27.64)%	22.51%	34.81%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,840.7	$2,351.4	$1,762.8	$2,334.3	$2,065.5
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.08)%	(0.04)%	(0.29)%	(0.49)%	(0.35)%
Portfolio turnover rate(2)	40%	42%	26%	31%	47%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

24

Baird Mid Cap Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$22.43	$19.18	$27.04	$26.22	$21.53
Income from investment operations:
Net investment loss(1)	(0.07)	(0.06)	(0.11)	(0.21)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.14)	3.86	(7.41)	5.85	7.47
Total from investment operations	(0.21)	3.80	(7.52)	5.64	7.33
Less distributions:
Distributions from net realized gains	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of year	$21.25	$22.43	$19.18	$27.04	$26.22
Total return	(1.17)%	19.86%	(27.82)%	22.25%	34.32%
Supplemental data and ratios:
Net assets, end of year (millions)	$132.6	$178.0	$153.6	$233.7	$200.3
Ratio of expenses to average net assets	1.06%	1.06%	1.06%	1.05%	1.07%
Ratio of net investment loss to average net assets	(0.33)%	(0.29)%	(0.54)%	(0.74)%	(0.60)%
Portfolio turnover rate(2)	40%	42%	26%	31%	47%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

25

Baird Small/Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$16.00	$14.43	$19.94	$17.39	$12.26
Income from investment operations:
Net investment loss(1)	(0.04)	(0.03)	(0.05)	(0.12)	(0.06)
Net realized and unrealized gains (losses) on investments	1.30	1.60	(5.36)	3.29	5.52
Total from investment operations	1.26	1.57	(5.41)	3.17	5.46
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of year	$17.26	$16.00	$14.43	$19.94	$17.39
Total return	7.88%	10.88%	(27.14)%	18.42%	44.57%
Supplemental data and ratios:
Net assets, end of year (millions)	$188.2	$175.9	$147.1	$164.3	$51.2
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.93%	0.92%	0.98%	1.00%	1.43%
Ratio of net investment loss to average net assets	(0.24)%	(0.22)%	(0.33)%	(0.63)%	(0.41)%
Ratio of net investment loss to average net assets (before waivers)	(0.32)%	(0.29)%	(0.45)%	(0.78)%	(0.99)%
Portfolio turnover rate(2)	78%	48%	39%	50%	65%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

26

Baird Small/Mid Cap Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 15.75	$14.24	$19.72	$17.25	$12.21
Income from investment operations:
Net investment loss(1)	(0.08)	(0.07)	(0.09)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27	1.58	(5.29)	3.26	5.46
Total from investment operations	1.19	1.51	(5.38)	3.09	5.37
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of year	$16.94	$15.75	$14.24	$19.72	$17.25
Total return	7.56%	10.60%	(27.29)%	18.10%	43.89%
Supplemental data and ratios:
Net assets, end of year (thousands)	$581.8	$826.0	$779.4	$863.7	$661.0
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.18%	1.17%	1.23%	1.25%	1.68%
Ratio of net investment loss to average net assets	(0.49)%	(0.47)%	(0.58)%	(0.88)%	(0.66)%
Ratio of net investment loss to average net assets (before waivers)	(0.57)%	(0.54)%	(0.70)%	(1.03)%	(1.24)%
Portfolio turnover rate(2)	78%	48%	39%	50%	65%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

27

Baird Equity Opportunity Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$13.33	$11.72	$17.68	$15.56	$15.96
Income from investment operations:
Net investment income (loss)(1)	(0.12)	0.00(2)	(0.09)	0.14	0.03
Net realized and unrealized gains (losses) on investments and written option contracts	3.32	1.61	(1.95)	2.82	0.43(3)
Total from investment operations	3.20	1.61	(2.04)	2.96	0.46
Less distributions:
Distributions from net investment income	(0.00)(2)	(0.00)(2)	—	(0.17)	(0.03)
Distributions from net realized gains	(0.18)	—	(3.92)	(0.67)	(0.83)
Total distributions	(0.18)	(0.00)(2)	(3.92)	(0.84)	(0.86)
Net asset value, end of year	$16.35	$13.33	$11.72	$17.68	$15.56
Total return	24.01%	13.75%	(11.56)%	19.40%	2.85%
Supplemental data and ratios:
Net assets, end of year (millions)	$76.1	$60.2	$57.8	$61.0	$30.4
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	0.98%(4)	0.95%
Ratio of expenses to average net assets (before waivers)	1.73%	1.70%	1.73%	1.53%	1.64%
Ratio of net investment income (loss) to average net assets	(0.87)%	0.02%	(0.55)%	0.82%	0.21%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.34)%	(0.43)%	(1.02)%	0.27%	(0.48)%
Portfolio turnover rate(6)	76%	67%	72%	67%(5)	61%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.

(4)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(5)
The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse's appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund's portfolio with Greenhouse's investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

28

Baird Equity Opportunity Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 13.23	$11.65	$17.65	$15.52	$15.97
Income from investment operations:
Net investment income (loss)(1)	(0.16)	(0.03)	(0.13)	0.10	(0.01)
Net realized and unrealized gains (losses) on investments and written option contracts	3.30	1.61	(1.95)	2.83	0.42(3)
Total from investment operations	3.14	1.58	(2.08)	2.93	0.41
Less distributions:
Distributions from net investment income	(0.00)(2)	—	—	(0.13)	(0.03)
Distributions from net realized gains	(0.18)	—	(3.92)	(0.67)	(0.83)
Total distributions	(0.18)	—	(3.92)	(0.80)	(0.86)
Net asset value, end of year	$16.19	$13.23	$11.65	$17.65	$15.52
Total return	23.72%	13.56%	(11.77)%	19.16%	2.54%
Supplemental data and ratios:
Net assets, end of year (thousands)	$3.2	$2.6	$2.3	$2.6	$295.7
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	1.23%(4)	1.20%
Ratio of expenses to average net assets (before waivers)	1.98%	1.95%	1.98%	1.78%	1.89%
Ratio of net investment income (loss) to average net assets	(1.12)%	(0.23)%	(0.80)%	0.57%	(0.04)%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.59)%	(0.68)%	(1.27)%	0.02%	(0.73)%
Portfolio turnover rate(6)	76%	67%	72%	67%(5)	61%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.

(4)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(5)
The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund's portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

29

Baird Chautauqua International Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$17.04	$15.19	$18.65	$17.51	$12.62
Income from investment operations:
Net investment income(1)	0.12	0.13	0.06	0.04	0.01
Net realized and unrealized gains (losses) on investments and foreign currency translation	1.86	1.76	(3.38)	1.19	5.00
Total from investment operations	1.98	1.89	(3.32)	1.23	5.01
Less distributions:
Distributions from net investment income	(0.12)	(0.04)	(0.03)	(0.09)	(0.12)
Distributions from net realized gains	—	—	(0.11)	—	—
Total distributions	(0.12)	(0.04)	(0.14)	(0.09)	(0.12)
Paid in capital from redemption fees(2)	—	—	—	0.00(3)	0.00(3)
Net asset value, end of year	$18.90	$17.04	$15.19	$18.65	$17.51
Total return	11.59%	12.41%	(17.84)%	6.90%	39.84%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,002.2	$808.4	$479.1	$468.2	$321.8
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.84%	0.86%	0.87%	0.86%	0.90%
Ratio of net investment income to average net assets	0.67%	0.78%	0.37%	0.20%	0.07%
Ratio of net investment income (loss) to average net assets (before waivers)	0.62%	0.73%	0.31%	0.14%	(0.03)%
Portfolio turnover rate(4)	18%	12%	23%	14%	31%

(1)	Calculated using average shares outstanding during the year.
(2)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)	Amount is less than $0.005.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

30

Baird Chautauqua International Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$16.92	$15.11	$18.58	$ 17.48	$12.60
Income from investment operations:
Net investment income (loss)(1)	0.08	0.09	0.02	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currency translation	1.83	1.75	(3.37)	1.20	4.95(2)
Total from investment operations	1.91	1.84	(3.35)	1.19	4.93
Less distributions:
Distributions from net investment income	(0.08)	(0.03)	(0.01)	(0.09)	(0.05)
Distributions from net realized gains	—	—	(0.11)	—	—
Total distributions	(0.08)	(0.03)	(0.12)	(0.09)	(0.05)
Paid in capital from redemption fees(3)	—	—	—	0.00(4)	0.00(4)
Net asset value, end of year	$18.75	$16.92	$15.11	$18.58	$17.48
Total return	11.30%	12.15%	(18.03)%	6.62%	39.37%
Supplemental data and ratios:
Net assets, end of year (thousands)	$14,297.0	$15,656.4	$13,993.5	$608.0	$697.4
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.09%	1.11%	1.12%	1.11%	1.15%
Ratio of net investment income (loss) to average net assets	0.42%	0.53%	0.12%	(0.05)%	(0.18)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.37%	0.48%	0.06%	(0.11)%	(0.28)%
Portfolio turnover rate(5)	18%	12%	23%	14%	31%

(1)	Calculated using average shares outstanding during the year.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.

(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Amount is less than $0.005.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

31

Baird Chautauqua Global Growth Fund
Financial Highlights
Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 20.67	$17.84	$22.36	$19.85	$14.47
Income from investment operations:
Net investment income (loss)(1)	0.09	0.11	0.04	0.00(2)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.30	2.81	(4.54)	2.59	5.49
Total from investment operations	3.39	2.92	(4.50)	2.59	5.46
Less distributions:
Distributions from net investment income	(0.07)	(0.09)	—	(0.08)	(0.09)
Distributions from net realized gains	(0.36)	—	(0.02)	—	—
Total distributions	(0.43)	(0.09)	(0.02)	(0.08)	(0.09)
Paid in capital from redemption fees(3)	—	—	—	0.00(2)	0.01
Net asset value, end of year	$23.63	$20.67	$17.84	$22.36	$19.85
Total return	16.32%	16.34%	(20.11)%	12.93%	37.97%
Supplemental data and ratios:
Net assets, end of year (millions)	$366.8	$318.5	$264.9	$314.7	$137.3
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets (before waivers)	0.86%	0.88%	0.92%	0.92%	1.04%
Ratio of net investment income (loss) to average net assets	0.38%	0.54%	0.20%	0.01%	(0.17)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.32%	0.46%	0.09%	(0.11)%	(0.41)%
Portfolio turnover rate(4)	15%	14%	12%	13%	24%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

32

Baird Chautauqua Global Growth Fund
Financial Highlights
Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$ 20.44	$17.65	$22.18	$19.74	$14.36
Income from investment operations:
Net investment income (loss)(1)	0.03	0.06	(0.01)	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.27	2.77	(4.50)	2.57	5.44
Total from investment operations	3.30	2.83	(4.51)	2.52	5.38
Less distributions:
Distributions from net investment income	(0.04)	(0.04)	—	(0.08)	(0.05)
Distributions from net realized gains	(0.36)	—	(0.02)	—	—
Total distributions	(0.40)	(0.04)	(0.02)	(0.08)	(0.05)
Paid in capital from redemption fees(3)	—	—	—	0.00(2)	0.05
Net asset value, end of year	$23.34	$20.44	$17.65	$22.18	$19.74
Total return	16.07%	16.01%	(20.32)%	12.64%	37.94%
Supplemental data and ratios:
Net assets, end of year (thousands)	$989.4	$1,037.9	$931.8	$1,590.1	$1,676.7
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets (before waivers)	1.11%	1.13%	1.17%	1.17%	1.29%
Ratio of net investment income (loss) to average net assets	0.13%	0.29%	(0.05)%	(0.24)%	(0.42)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.07%	0.21%	(0.16)%	(0.36)%	(0.66)%
Portfolio turnover rate(4)	15%	14%	12%	13%	24%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
The accompanying notes are an integral part of these financial statements.

33

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024
1. ORGANIZATION
Baird Funds, Inc. (the “Company”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (each, a “Fund,” and collectively, the “Funds”), five of the fifteen active funds in the series comprising the Company. Pursuant to the 1940 Act, the Funds are “diversified” series of the Company except for the Baird Equity Opportunity Fund, which is a non-diversified fund. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The investment subadvisor to the Baird Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).
The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund .	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund .	October 31, 2018	October 31, 2018
Baird Equity Opportunity Fund .	May 1, 2012	May 1, 2012
Baird Chautauqua International Growth Fund .	April 15, 2016	April 15, 2016
Baird Chautauqua Global Growth Fund .	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%. See Note 7.
The Baird Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of mid-capitalization companies.
The Baird Small/Mid Cap Growth Fund seeks to provide long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.
The Baird Equity Opportunity Fund seeks to provide long-term capital appreciation through investments in equity securities of small- and medium-capitalization companies.
The Baird Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.
The Baird Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value (“NAV”), to value their portfolio securities using market quotations when they are “readily available.” When

34

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
market quotations are not readily available (e.g., because there is no regular market quotation for such securities), the securities are valued at fair value using methods determined by the Advisor as the Valuation Designee of the Board of Directors of the Company (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act, as discussed further below. Per GAAP, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.
The Funds determine the fair value of their investments and compute their NAV per share as of the close of regular trading of the New York Stock Exchange (generally, 4:00 p.m. ET).
Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: equity securities, including common stocks, ETFs and closed end funds, that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price. Debt securities are valued at their evaluated bid prices as provided by an independent pricing service based on various market inputs such as benchmark yields, market transactions and dealer quotations. Investments in mutual funds, including money market funds, are valued at their stated NAV. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with the Funds’ fair value procedures pursuant to Rule 2a-5 of the 1940 Act. In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, such as broker quotes. If prices are unavailable or deemed to be unreliable, fair value will be determined by the Advisor, subject to the oversight of the Board. The Advisor, as Valuation Designee, has further designated its valuation committee to be responsible for fair value determinations. In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and a Fund’s NAV may fluctuate significantly from day to day or from period to period.
Put and call options will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices. See Note 2(d) for additional information regarding financial derivative instruments.
The Baird Chautauqua International Growth, Baird Chautauqua Global Growth, and Baird Equity Opportunity Funds have retained an independent fair value pricing service to assist in valuing foreign securities traded on a foreign exchange in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day. Occasionally, significant events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to the Funds’ fair value procedures.
b)
Foreign Securities – The Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, and Baird Equity Opportunity Fund may invest in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers, and ADRs that are traded on a major U.S. exchange. The Baird Chautauqua International Growth Fund and Baird Chautauqua Global Growth Fund may invest in common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs of non-U.S. companies. Investing in securities of foreign companies and foreign governments involves special risks and

35

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.
c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Financial Derivatives Instruments – Financial derivatives instruments, such as option contracts, derive their value from the performance of an underlying asset or index. The Baird Equity Opportunity Fund (the “Fund”) may purchase and sell (write) put options and call options on securities or indices in standardized contracts listed on securities exchanges. The Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options. The Fund qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.
Writing Put and Call Options
As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.
By writing a call option on a security, the Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

36

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
If a call option on a security is exercised, the Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.
At December 31, 2024, the Baird Equity Opportunity Fund pledged securities with a fair value of $2,389,600 as collateral for option contracts. See the Fund’s Schedule of Investments for the securities pledged as collateral.
e)
Income Tax Status – The Funds qualify and intend to continue to qualify as regulated investment companies as provided in Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2024, or for any other tax years which are open for exam. As of December 31, 2024, open tax years include the tax years ended December 31, 2021 through 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares. Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets. Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

g)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. All distributions to shareholders are recorded on the ex-dividend date. The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i)
Securities Transactions and Investment Income – The Funds determine the gain or loss realized from investment transactions using the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date. When a capital gain tax is determined to apply, the Funds may record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest. Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

j)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be low.

37

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
k)
New Regulatory and Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. CAPITAL SHARE TRANSACTIONS
The following table summarizes the capital share transactions of each Fund for the past two years:
Baird Mid Cap Growth Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,882,999	$289,699,737	29,037,067	$684,051,811
Shares issued to shareholders in reinvestment of distributions	2,657,298	66,113,574	1,856,978	44,994,578
Shares redeemed	(31,594,540)	(773,639,184)	(19,556,605)	(450,452,068)
Net increase (decrease)	(17,054,243)	$(417,825,873)	11,337,440	$278,594,321
Shares Outstanding:
Beginning of year	95,228,088		83,890,648
End of year	78,173,845		95,228,088

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	975,630	$21,932,916	1,839,593	$38,875,662
Shares issued to shareholders in reinvestment of distributions	253,938	5,703,449	189,883	4,179,313
Shares redeemed	(2,927,311)	(65,157,575)	(2,104,022)	(44,339,629)
Net decrease	(1,697,743)	$(37,521,210)	(74,546)	$(1,284,654)
Shares Outstanding:
Beginning of year	7,935,226		8,009,772
End of year	6,237,483		7,935,226
Total net increase (decrease)		$(455,347,083)		$277,309,667

38

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
Baird Small/Mid Cap Growth Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,742,754	$28,256,174	1,890,067	$29,260,638
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,831,236)	(29,209,149)	(1,089,756)	(16,795,892)
Net increase (decrease)	(88,482)	$(952,975)	800,311	$12,464,746
Shares Outstanding:
Beginning of year	10,993,556		10,193,245
End of year	10,905,074		10,993,556

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	766	$12,400	9,764	$151,091
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(18,890)	(294,967)	(12,042)	(188,098)
Net decrease	(18,124)	$(282,567)	(2,278)	$(37,007)
Shares Outstanding:
Beginning of year	52,460		54,738
End of year	34,336		52,460
Total net increase (decrease)		$(1,235,542)		$12,427,739

Baird Equity Opportunity Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	608,423	$8,521,629	544,710	$6,853,485
Shares issued to shareholders in reinvestment of distributions	50,362	848,715	465	6,261
Shares redeemed	(519,735)	(7,336,847)	(959,077)	(11,710,271)
Net increase (decrease)	139,050	$2,033,497	(413,902)	$(4,850,525)
Shares Outstanding:
Beginning of year	4,519,384		4,933,286
End of year	4,658,434		4,519,384

39

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	3	36	—	—
Shares redeemed	—	—	—	—
Net increase	3	$36	—	$—
Shares Outstanding:
Beginning of year	194		194
End of year	197		194
Total net increase (decrease)		$2,033,533		$(4,850,525)

Baird Chautauqua International Growth Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	13,261,166	$240,354,905	24,161,666	$398,499,097
Shares issued to shareholders in reinvestment of distributions	283,820	5,420,961	86,180	1,470,224
Shares redeemed	(7,962,485)	(147,422,328)	(8,352,531)	(137,364,324)
Net increase	5,582,501	$98,353,538	15,895,315	$262,604,997
Shares Outstanding:
Beginning of year	47,439,555		31,544,240
End of year	53,022,056		47,439,555

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	88,556	$1,628,583	192,145	$3,174,138
Shares issued to shareholders in reinvestment of distributions	3,294	62,420	1,453	24,595
Shares redeemed	(254,842)	(4,613,543)	(194,323)	(3,158,396)
Net increase (decrease)	(162,992)	$(2,922,540)	(725)	$40,337
Shares Outstanding:
Beginning of year	925,585		926,310
End of year	762,593		925,585
Total net increase		$95,430,998		$262,645,334

40

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
Baird Chautauqua Global Growth Fund

	Year Ended December 31, 2024		Year Ended December 31, 2023
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,087,000	$24,866,962	1,649,691	$32,128,385
Shares issued to shareholders in reinvestment of distributions	253,813	6,264,114	59,665	1,235,054
Shares redeemed	(1,227,474)	(28,708,652)	(1,146,580)	(22,297,065)
Net increase	113,339	$2,422,424	562,776	$11,066,374
Shares Outstanding:
Beginning of year	15,409,869		14,847,093
End of year	15,523,208		15,409,869

	Year Ended December 31, 2024		Year Ended December 31, 2023
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,580	$130,779	9,165	$175,976
Shares issued to shareholders in reinvestment of distributions	662	16,163	80	1,635
Shares redeemed	(14,625)	(331,259)	(11,257)	(213,014)
Net decrease	(8,383)	$(184,317)	(2,012)	$(35,403)
Shares Outstanding:
Beginning of year	50,768		52,780
End of year	42,385		50,768
Total net increase		$2,238,107		$11,030,971

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Purchases:	$883,273,405	$132,959,537	$49,034,773	$282,346,837	$53,891,117
Sales:	1,370,583,291	136,739,471	49,876,724	169,191,020	57,058,232

The Funds did not purchase or sell U.S. Government securities during the year ended December 31, 2024.

41

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
As of December 31, 2024, the components of accumulated earnings (accumulated losses) for income tax purposes were as follows:

	Baird Mid Cap Growth Fund	Baird Small/Mid Cap Growth Fund	Baird Equity Opportunity Fund	Baird Chautauqua International Growth Fund	Baird Chautauqua Global Growth Fund
Cost of investments	$1,410,794,497	$157,826,538	$60,968,696	$812,068,129	$282,326,738
Gross unrealized appreciation	600,447,259	36,682,569	18,587,770	281,114,483	116,665,434
Gross unrealized depreciation	(35,389,379)	(5,584,515)	(3,496,939)	(79,746,491)	(31,873,959)
Net unrealized appreciation	565,057,880	31,098,054	15,090,831	201,367,992	84,791,475
Undistributed ordinary income	6,707,370	—	2,312,665	4,375,192	889,526
Undistributed long-term capital gains	29,155,386	—	—	—	671,627
Distributable earnings	35,862,756	—	2,312,665	4,375,192	1,561,153
Other accumulated gains (losses)	—	(22,616,903)	111,046	(15,152,504)	(13,315)
Total distributable earnings	$600,920,636	$8,481,151	$17,514,542	$190,590,680	$86,339,313

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes and net operating losses. These reclassifications have no effect on net assets or NAV per share.
For the year ended December 31, 2024, the following table shows the reclassifications made:

Fund	Total Distributable Earnings	Paid-in Capital
Baird Mid Cap Growth Fund	$(8,103,547)	$8,103,547
Baird Small/Mid Cap Growth Fund	466,953	(466,953)
Baird Chautauqua Global Growth Fund	(213,435)	213,435

Distributions to Shareholders
Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
The tax components of distributions paid during the years shown below were as follows:

	Year Ended December 31, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$—	$80,332,948	$80,332,948
Baird Equity Opportunity Fund	195,277	658,890	854,167
Baird Chautauqua International Growth Fund	6,211,978	—	6,211,978
Baird Chautauqua Global Growth Fund	1,087,467	5,522,703	6,610,170

42

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Total
Baird Mid Cap Growth Fund	$—	$55,686,445	$55,686,445
Baird Equity Opportunity Fund	6,327	—	6,327
Baird Chautauqua International Growth Fund	1,673,671	—	1,673,671
Baird Chautauqua Global Growth Fund	1,309,394	—	1,309,394

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2024.
At December 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
At December 31, 2024, accumulated capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$19,477,532	$3,139,371	Indefinitely	Indefinitely
Baird Chautauqua International Growth Fund	769,216	14,362,424	Indefinitely	Indefinitely

During the year ended December 31, 2024, the Funds utilized capital loss carryover as follows:

	Capital Loss Carryover Utilized
Fund	Short-term	Long-term
Baird Small/Mid Cap Growth Fund	$—	$12,379,945
Baird Equity Opportunity Fund	1,549,548	311,492
Baird Chautauqua International Growth Fund	2,255,593	—
Baird Chautauqua Global Growth Fund	641,323	1,413,051

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services. In addition, Baird has entered into a Subadvisory Agreement with Greenhouse related to the Baird Equity Opportunity Fund. Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Equity Opportunity Fund	1.25%
Baird Chautauqua International Growth Fund	0.75%
Baird Chautauqua Global Growth Fund	0.75%

Under the Subadvisory Agreement, Baird is obligated to pay Greenhouse its subadvisory fee out of the advisory fee paid to Baird by the Baird Equity Opportunity Fund.
The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such

43

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

Fund	Institutional Class	Investor Class
Baird Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Equity Opportunity Fund	1.25%	1.50%
Baird Chautauqua International Growth Fund	0.80%	1.05%
Baird Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreements are in effect through at least April 30, 2026 for all Funds.
To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the date in which expenses were reimbursed or absorbed for the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund. A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Fiscal Year Ended December 31,
Recoverable amounts reimbursed during:	2024	2023	2022
Subject to recovery on or before:	2027	2026	2025
Fund
Baird Small/Mid Cap Growth Fund	$134,659	$115,155	$189,890
Baird Chautauqua International Growth Fund	416,113	357,653	315,901
Baird Chautauqua Global Growth Fund	219,751	243,392	317,746

The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed by the Baird Equity Opportunity Fund under the Expense Cap/Reimbursement Agreement or under prior agreements. For the year ended December 31, 2024, the Advisor waived the following amount pursuant to the Expense Cap/Reimbursement Agreement between the Advisor and the Company on behalf of the Baird Equity Opportunity Fund:

Fund	Waived Amount
Baird Equity Opportunity Fund	$309,540

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.
Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.
No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the year ended December 31, 2024 for the Funds.
Certain officers and employees of the Advisor are also officers of the Funds.
6. LINE OF CREDIT
The Company maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the fifteen Funds comprising the Company a temporary liquidity source to meet unanticipated redemptions or other permissible borrowing needs. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $1,000,000,000 of total borrowings for the Funds comprising the Company, whichever is less.

44

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
U.S. Bank charges annualized interest at the greater of 1.00% and the Prime Rate minus 2.00%. As of December 31, 2024, the Prime Rate was 7.50%. The LOC matures on May 19, 2025, unless renewed. The Company has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.
During the year ended December 31, 2024, the Funds borrowed from the LOC as follows:

Fund	Amount Borrowed	Interest Charges Accrued	Borrowing Rate
Baird Equity Opportunity Fund	$74,000	$ 13	6.50%
Baird Equity Opportunity Fund	150,000	54	6.50%

No other borrowings occurred during the year ended December 31, 2024, nor were any other borrowings outstanding under the LOC as of December 31, 2024.
7. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class shares.
For the year ended December 31, 2024, the Funds’ Investor Class shares incurred fees pursuant to the Plan as follows:

Fund
Baird Mid Cap Growth Fund	$364,064
Baird Small/Mid Cap Growth Fund	1,627
Baird Equity Opportunity Fund	7
Baird Chautauqua International Growth Fund	38,128
Baird Chautauqua Global Growth Fund	2,570

8. OTHER DERIVATIVES INFORMATION
As a principal investment strategy, the Baird Equity Opportunity Fund may purchase and write options to hedge its portfolio and enhance returns. Options are subject to various risks including market risk, liquidity risk, volatility risk, counterparty risk, legal risk, and operations risk.
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives may be held for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations. These contracts are not subject to a master netting agreement.
The following table presents the fair value of derivative instruments for the Baird Equity Opportunity Fund as of December 31, 2024 as presented on the Fund’s Statement of Assets and Liabilities:

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts	Investments, at value	$194,463	$—
Written option contracts	Written option contracts, at value	—	211,833
Total Option Contracts		$194,463	$211,833

45

BAIRD FUNDS, INC.
Notes to the Financial Statements
December 31, 2024 (Continued)
The following table presents the results of the derivatives trading and information related to volume for the year ended December 31, 2024. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
	Net Realized	Net Change in Unrealized Appreciation/ Depreciation
Baird Equity Opportunity Fund
Option Contracts
Purchased option contracts(a)
Equity	$612,296	$(43,281)
Written option contracts
Equity	59,743	94,244
Total Option Contracts	$672,039	$50,963

(a)	Purchased options are included in the net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the year ended December 31, 2024 were:

	Average Notional
	Purchased	Written
Baird Equity Opportunity Fund
Option contracts
Equity	$8,814,229	$2,448,764

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events after December 31, 2024. There were no subsequent events since December 31, 2024, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

46

BAIRD FUNDS, INC.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
Baird Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of written options of Baird Equity Opportunity Fund and the schedules of investments of Baird Mid Cap Growth Fund, Baird Small/Mid Cap Growth Fund, Baird Equity Opportunity Fund, Baird Chautauqua International Growth Fund, and Baird Chautauqua Global Growth Fund (the “Funds”), each a series of Baird Funds, Inc., as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 27, 2025

47

BAIRD FUNDS, INC.
ADDITIONAL INFORMATION (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Baird Equity Opportunity Fund	37.36%
Baird Chautauqua International Growth Fund	100.00%
Baird Chautauqua Global Growth Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024 was as follows:

Baird Equity Opportunity Fund	37.36%
Baird Chautauqua Global Growth Fund	23.96%

For the fiscal year ended December 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Baird Equity Opportunity Fund	97.52%

48

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the two most recent fiscal years.

49

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
A special meeting of shareholders of Baird Funds, Inc. (the “Company”) was held on April 4, 2024. At the special meeting, shareholders voted on a proposal to elect five directors to serve on the Board of Directors of the Company. Further details regarding the proposal and the special meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on February 7, 2024.
At the special meeting, the following action was taken:
The following individuals were elected to serve on the Board of Directors by the shareholders of the Funds, voting together in the aggregate:

NAME OF DIRECTOR	FOR	WITHHOLD
Darren R. Jackson	6,171,540,543.793	123,948,245.995
Leonard R. (Randy) Johnson	6,273,130,858.572	22,357,931.216
David J. Lubar	6,170,596,757.787	124,892,032.001
Cory L. Nettles	5,943,884,523.663	351,604,266.125
Marlyn J. Spear	6,170,833,180.312	124,655,609.476

Mr. Jackson, Mr. Lubar, Mr. Nettles and Ms. Spear were each continuing incumbent directors. Mr. Johnson was elected as a new member of the Board of Directors effective May 1, 2024. There were no abstentions or broker non-votes.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statements of Operations within Item 7.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory and Subadvisory Contracts. (Unaudited)
Disclosure Regarding Approval of the Investment Advisory Agreements and Subadvisory Agreement for Baird Equity Funds
The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Company”), comprised of directors who are not “interested persons” of the Company within the meaning of the Investment Company Act of 1940 (the “Independent Directors”), met on August 12, 2024 and August 19, 2024 to consider the annual renewal of the investment advisory agreements between Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) and the Company on behalf of the Baird Mid Cap Growth Fund, the Baird Small/Mid Cap Growth Fund, the Baird Equity Opportunity Fund, the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (the “Equity Funds” or the “Funds”).
The Board, which is comprised solely of Independent Directors, approved the continuation of the investment advisory agreements for the Equity Funds through a process that concluded at the August 19, 2024 meeting.  At the August 19, 2024 meeting, the Board also considered the continuation of the subadvisory agreement between the Company and Greenhouse Funds LLLP (“Greenhouse”), the subadvisor to the Baird Equity Opportunity Fund (the “Equity Opportunity Fund”). In connection with the consideration of the investment advisory and subadvisory agreements, the Board reviewed and discussed various information that had been provided prior to the meeting, including a copy of the investment advisory and subadvisory agreements and the Funds’ fee schedules, the expense cap agreements for the Funds, a memorandum provided by the Funds’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the investment advisory and subadvisory agreements, a memorandum and other information provided in response to a request from the Board by the Advisor, a copy of the Advisor’s Form ADV Part 1A and the Form ADV brochures and brochure supplements for the Advisor and Greenhouse, organizational charts for Baird Equity Asset Management and Greenhouse, financial information for the Advisor, its parent company and Greenhouse, a profitability analysis, comparative information about the Funds’ performance for the applicable periods ended June 30, 2024, comparative information about management fees and expense ratios, composite performance information for similar accounts managed by the Advisor and Greenhouse, trading and brokerage commission information and information related to payments to financial intermediaries.
The Board reviewed the Advisor’s 15(c) response with representatives of the Advisor and separately with legal counsel to the Independent Directors at the August 12, 2024 special meeting.  The Board also took into account knowledge gained over time through its experience with the Advisor and Greenhouse as well as information reviewed periodically throughout the year, including information about performance, asset flows and expenses; discussions with management about personnel, succession planning and services provided to the Funds and their shareholders; discussions with the Company’s Chief Compliance Officer about compliance matters and discussions with the Funds’ portfolio managers.
In considering the investment advisory and subadvisory agreements and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the investment advisory agreements for each Fund and the subadvisory agreement for the Equity Opportunity Fund, the Board did not identify any single factor as determinative but considered all factors together.
Nature, Extent and Quality of Services Provided to the Funds
The Board considered the nature, extent and quality of the services provided by the Advisor to the Funds. The Board noted the Advisor’s focus on delivering competitive long-term investment results and in providing quality services to Fund shareholders. The Board considered the continuity and experience of the portfolio management teams employed to manage the investments of the Funds, noting that the Advisor provides supervision of Greenhouse’s portfolio management in the case of the Equity Opportunity Fund. The Board considered the depth and quality of the Advisor’s personnel who provide services to the Funds, including investment management, shareholder services, legal, compliance, information technology, cybersecurity and accounting personnel. The Board also considered the Advisor’s continued investment in resources that benefit the Funds, including investments in personnel, systems, technology, and research. With respect to the Equity Opportunity Fund, the Board noted that the Advisor is responsible for overseeing Greenhouse as subadvisor to the Fund and also provides administrative, compliance and support services to the Fund.
The Board considered the Advisor’s disciplined investment decision-making processes used for the applicable Funds. The Board noted that, for all Funds other than the Equity Opportunity Fund, Baird makes investment decisions, selects broker-dealers for the execution of portfolio transactions, votes proxies and provides other customary investment management services. The Board also considered other services that the Advisor provides the Funds in its capacity as their investment advisor, such as providing key personnel to serve as officers of the Funds, ensuring adherence to the

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Funds’ investment policies and restrictions, compliance services, shareholder servicing, administering the Funds’ liquidity risk management program, administering the Funds’ cybersecurity program and business continuity plan, providing valuation services and fair value services as valuation designee to the Board, providing support services to the Board and the committees of the Board and overseeing the Funds’ other service providers. The Board considered the strength of the Advisor’s legal and compliance department and the qualifications of the Funds’ Chief Compliance Officer. The Board noted the effective operation of the Advisor’s risk management, valuation and liquidity risk management processes. With respect to the Equity Opportunity Fund, the Board considered the quality of Greenhouse’s subadvisory services to the Fund. The Board considered Greenhouse’s investment decision-making process used for the Fund, the experience and credentials of the Fund’s portfolio manager, and the investment management, trading, compliance, proxy voting and other services provided by Greenhouse.
The Board concluded that the Advisor provides a high quality of services to the Funds and the nature, extent and quality of the services provided by the Advisor to each Fund were appropriate. The Board also concluded that the nature, extent and quality of the services provided by Greenhouse to the Equity Opportunity Fund were appropriate.
Investment Performance of the Advisor, Greenhouse and the Funds
In considering the investment performance of each Fund, the Board reviewed information as of June 30, 2024 regarding the performance of each class of the Fund for applicable one-year, three-year, five-year, ten-year and since-inception periods in comparison to its benchmark index and its peer group as determined by Lipper. The Board reviewed the composite investment performance of Baird Equity Asset Management with respect to accounts that are managed in the same strategy as the applicable Funds but did not consider it to be a material factor in the 15(c) process. The Board considered the performance of Greenhouse’s long-only equity fund and Greenhouse’s discussion of the fund’s performance as compared to the Equity Opportunity Fund.
The Board considered the performance challenges experienced by the Baird Mid Cap Growth Fund and the Baird Small/Mid Cap Growth Fund in the past year and the Advisor’s commentary regarding the difficulties experienced by the Advisor’s high-quality style of investing in the recent momentum driven market environment. The Board noted that the performance of the Institutional Class of the Mid Cap Growth Fund trailed the benchmark for all time periods except the since-inception period and the performance of the Institutional Class of the Small/Mid Cap Growth Fund trailed the benchmark for the one-year and three-year periods and exceeded the benchmark for the five-year and since-inception periods. The Board considered that the performance of the Institutional Class of the Mid Cap Growth Fund was below the Lipper peer group average for the one-year period and was in line with or exceeded the Lipper peer group average over longer time periods. The Board considered that the Institutional Class of the Small/Mid Cap Growth Fund had underperformed the Lipper peer group average for the one-year and three-year periods and had outperformed the peer group for the five-year and since-inception periods. The Board considered the Advisor’s commentary regarding the performance headwinds and portfolio positioning that contributed to the Funds’ performance challenges in the past year and noted that the one-year performance has negatively impacted the Funds’ performance over other time periods.
The Board noted that the Institutional Class of the Baird Chautauqua International Growth Fund and the Baird Chautauqua Global Growth Fund (the “Chautauqua Funds”) underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five-year and since inception periods. The Board noted that the Chautauqua Funds have underperformed the applicable Lipper peer group average for the one-year period and outperformed the peer group average over longer time periods. The Board considered the Advisor’s commentary regarding the Chautauqua Funds’ relative underperformance compared to the benchmark for recent time periods.
The Board noted that the Institutional Class of the Equity Opportunity Fund underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-year period. The Board noted that the Institutional Class of the Equity Opportunity Fund underperformed the Lipper peer group average for the one-year period and outperformed the peer group average for the three-year period. The Board considered the Fund’s overall improved performance since Greenhouse became the Fund’s subadviser at the end of 2021. The Board considered Greenhouse’s commentary regarding the Fund’s underperformance in 2023.
The Board also considered the quarterly portfolio commentaries and discussions with personnel of the Advisor and Greenhouse regarding the Funds’ performance and the investment strategies employed by the Advisor and Greenhouse, as applicable. The Board concluded that each Fund and its shareholders were likely to benefit from the continued management by the Advisor, and that the Equity Opportunity Fund and its shareholders were likely to benefit from the continued management by Greenhouse.

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Advisory Fees and Expenses
The Board reviewed the fee and expense information for each of the Funds, including a comparison of each Fund’s advisory fee and total net expense ratio to industry data for all funds in the same Morningstar category (excluding ETFs and index funds). The Board noted that the advisory fee for the Mid Cap Growth Fund and the Small/Mid Cap Growth Fund is above the Morningstar category average, the advisory fee for the Chautauqua International Growth Fund is above the Morningstar category average and the advisory fee for the Chautauqua Global Growth Fund is equal to the category average. The Board noted that the advisory fee of the Equity Opportunity Fund is higher than the Morningstar category average and considered the level of the subadvisory fee paid to Greenhouse as part of the Fund’s advisory fee. The Board also considered the portion of the advisory fee retained by the Advisor and the level of the subadvisory fee in light of the services provided by each of the Advisor and Greenhouse. The Board considered the Advisor’s analysis and commentary regarding the appropriateness of the advisory fee for each Fund.
The Board also considered the net expense ratio of each Fund, after fee waivers and expense reimbursements by the Advisor, relative to the Morningstar category. The Board noted that the net expense ratio of the Institutional Class of each of the Mid Cap Growth Fund, the Small/Mid Cap Growth Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund is below the Morningstar category average and the net expense ratio of the Institutional Class of the Equity Opportunity Fund is above the Morningstar category average.
The Board also considered management fees charged by the Advisor to other accounts managed in similar strategies, including separately managed accounts, subadvised funds and other pooled investment funds, but did not consider these comparisons to be a material factor given the Advisor’s greater level of responsibilities and additional services provided with respect to the Funds. The Board also considered the level of the subadvisory fee as compared to the fee payable by investors in Greenhouse’s long-only private fund as well as Greenhouse’s commentary regarding additional services it provides to the Fund.
The Board concluded that the advisory fee and total expense ratio of each Fund were reasonable in light of the nature and quality of services provided and fees paid by comparable funds. With respect to the Equity Opportunity Fund, the Board concluded that the subadvisory fee was appropriate.
Costs and Profitability
The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and a profitability analysis with respect to each Fund. The Board considered that the Advisor’s profitability information does not reflect costs incurred for various internal support services and systems to the Funds such as information technology, cybersecurity, compliance, risk, human resources, legal and finance. With respect to the Equity Opportunity Fund, the Board considered information regarding the fee revenue retained by the Advisor, taking into account the Advisor’s parent company’s ownership interest in Greenhouse, and the fee revenue retained by Greenhouse.
The Board reviewed the financial condition of the Advisor and its parent company and determined it to be sound. The Board noted that certain Funds were not profitable to the Advisor. The Board concluded that the Advisor’s current level of profitability for each Fund, where applicable, was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered the extent to which economies of scale might be realized as each Fund grows and to the extent which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund investors.
The Board considered the expense cap agreements in place for the Funds and noted that the Advisor is waiving fees or reimbursing expenses for each of the Funds other than the Mid Cap Growth Fund. The Board considered expenses incurred and management fees waived in the past by the Advisor. The Board also considered investments made by the Advisor in resources that benefit the Funds as well as hard dollar payments for research. The Directors concluded that the current fee structure of each Fund was reasonable and provides for a sharing of any economies of scale with the Fund’s investors.
Benefits Derived from the Relationship with the Funds
The Board considered other benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee). Those benefits include Rule 12b-1 fees received by the Distributor and its representatives. The Board noted that the Advisor and Greenhouse derive ancillary benefits from their association with the Equity Funds in the form of research

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services received from unaffiliated broker-dealers who execute portfolio trades for the Funds. With respect to the Equity Opportunity Fund, the Board noted that the Advisor indirectly shares in the subadvisory fee paid to Greenhouse due to its ownership interest in Greenhouse. The Board noted that the Advisor’s asset management and other institutional businesses may experience indirect benefits from the Advisor’s association with the Funds. The Board considered that Greenhouse may derive some reputational benefits by virtue of its management of the Equity Opportunity Fund.
The Board concluded that the other benefits realized by the Advisor and Greenhouse from their relationship with the Funds were appropriate.
Based on its evaluation of the above factors, the Directors concluded that (1) the continuation of the investment advisory agreements was in the best interest of each Fund and its shareholders and (2) the continuation of the subadvisory agreement was in the best interest of the Equity Opportunity Fund and its shareholders.

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Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-442-2473

Board of Directors
Darren R. Jackson
David J. Lubar
Cory L. Nettles
Marlyn J. Spear (Chair)
Leonard R. (Randy) Johnson

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s management, with the participation of its principal executive and principal financial officers, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2018.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAIRD FUNDS, INC.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ellen Stanek
Mary Ellen Stanek, Principal Executive Officer

Date	March 5, 2025

By (Signature and Title)	/s/ Dustin J. Hutter
Dustin J. Hutter, Principal Financial Officer

Date	March 5, 2025